      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2012



                                          REGISTRATION STATEMENT NOS. 333-152265
                                                                       811-21262

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                             POST-EFFECTIVE AMENDMENT NO. 4                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 147                                     [X]



                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 121 to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 7, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 134 to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 6, 2011.

                        VINTAGE XTRA(SM) ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               3%
         8 years               9 years               1%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               3%
         8 years               9 years               1%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                     STANDARD DEATH    ENHANCED DEATH
                                                                         BENEFIT           BENEFIT
                                                                     --------------    --------------
Mortality and Expense ("M & E") Risk Charge......................         1.25%(5)          1.45%(5)
Administrative Expense Charge....................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.......................................................         1.40%             1.60%
Optional E.S.P. Charge...........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..         1.60%             1.80%
Optional GMWB I Charge (maximum upon reset)......................         1.00%(6)          1.00%(6)
Optional GMWB II Charge (maximum upon reset).....................         1.00%(6)          1.00%(6)
Optional GMWB III Charge.........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..         2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.......................................................         2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.......................................................         1.65%             1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.......................................................         2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.......................................................         2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.......................................................         1.85%             2.05%



(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain

Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.34%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I..................     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.



                                    TRANSFERS

--------------------------------------------------------------------------------



We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------





The following information has been added to the "TERMINATION" section:





In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.




                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a

Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.081          1.159                 --
                                                          2006      1.000          1.081          1,780,294

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.816          0.857                 --
                                                          2005      0.783          0.816          2,240,677
                                                          2004      0.751          0.783          2,581,400
                                                          2003      0.609          0.751          2,974,331
                                                          2002      0.885          0.609          2,953,033

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      0.916          0.874                 --
                                                          2007      0.794          0.916          5,612,543
                                                          2006      0.783          0.794          6,613,721
                                                          2005      0.735          0.783          7,599,859
                                                          2004      0.697          0.735          8,854,073
                                                          2003      0.555          0.697         11,089,973
                                                          2002      0.834          0.555         12,756,866

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.162          1.215                 --
                                                          2005      1.127          1.162            983,285
                                                          2004      1.027          1.127            899,535
                                                          2003      0.788          1.027            877,718
                                                          2002      1.000          0.788            294,199

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      0.756          0.741                 --
                                                          2005      0.668          0.756         14,509,821
                                                          2004      0.625          0.668         17,758,948
                                                          2003      0.514          0.625         21,480,103
                                                          2002      0.753          0.514         24,199,251

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.573          1.413          3,304,774
                                                          2010      1.427          1.573          4,508,589
                                                          2009      1.017          1.427          6,535,556
                                                          2008      1.674          1.017          8,776,699
                                                          2007      1.478          1.674         10,269,087
                                                          2006      1.245          1.478         10,782,532
                                                          2005      1.106          1.245         11,204,668
                                                          2004      0.989          1.106         11,492,390
                                                          2003      0.741          0.989         10,688,629
                                                          2002      0.880          0.741         10,705,523

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.346          1.270          9,618,255
                                                          2010      1.150          1.346         12,820,347
                                                          2009      0.836          1.150         17,052,704
                                                          2008      1.514          0.836         23,679,695
                                                          2007      1.366          1.514         28,314,714
                                                          2006      1.257          1.366         31,490,871
                                                          2005      1.097          1.257         32,527,546
                                                          2004      0.989          1.097         33,020,022
                                                          2003      0.733          0.989         31,943,053
                                                          2002      0.984          0.733         30,252,335

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.360          1.316          6,616,776
                                                          2010      1.238          1.360          9,812,474
                                                          2009      0.956          1.238         13,595,096
                                                          2008      1.560          0.956         16,565,581
                                                          2007      1.507          1.560         19,324,301
                                                          2006      1.326          1.507         20,871,846
                                                          2005      1.271          1.326         22,816,016
                                                          2004      1.167          1.271         23,762,766
                                                          2003      0.894          1.167         21,994,508
                                                          2002      1.110          0.894         20,460,071

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      0.676          0.670                 --
                                                          2005      0.580          0.676          9,026,420
                                                          2004      0.492          0.580          9,942,273
                                                          2003      0.400          0.492         10,885,665
                                                          2002      0.541          0.400         11,950,003

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      2.347          3.069                 --
                                                          2005      2.221          2.347          2,003,006
                                                          2004      1.714          2.221          2,200,164
                                                          2003      1.297          1.714          2,287,626
                                                          2002      1.258          1.297          2,253,063

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.315          1.431                 --
                                                          2005      1.210          1.315            106,102
                                                          2004      1.074          1.210             81,643
                                                          2003      1.000          1.074              1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.312          1.463                 --
                                                          2005      1.208          1.312            206,586
                                                          2004      1.068          1.208            143,049
                                                          2003      1.000          1.068             17,802

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.494          1.435          2,025,188
                                                          2010      1.294          1.494          2,591,217
                                                          2009      0.967          1.294          3,797,396
                                                          2008      1.709          0.967          4,852,261
                                                          2007      1.475          1.709          5,535,205
                                                          2006      1.341          1.475          6,065,116
                                                          2005      1.163          1.341          6,168,131
                                                          2004      1.023          1.163          6,092,502
                                                          2003      0.808          1.023          6,653,042
                                                          2002      0.905          0.808          6,880,902

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.334          2.052          1,336,507
                                                          2010      1.841          2.334          1,730,912
                                                          2009      1.336          1.841          2,197,128
                                                          2008      2.243          1.336          2,766,614
                                                          2007      1.972          2.243          3,530,014
                                                          2006      1.779          1.972          4,304,526
                                                          2005      1.529          1.779          3,913,427
                                                          2004      1.244          1.529          3,327,742
                                                          2003      0.912          1.244          2,348,150

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.293          1.306            888,212
                                                          2010      1.164          1.293          1,154,744
                                                          2009      0.871          1.164          1,492,893
                                                          2008      1.255          0.871          1,633,166
                                                          2007      1.227          1.255          1,720,444
                                                          2006      1.052          1.227          1,003,222
                                                          2005      1.000          1.052            175,707

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.036          0.972          1,084,861
                                                          2010      0.823          1.036          1,442,081
                                                          2009      0.581          0.823          1,815,878
                                                          2008      1.025          0.581          2,368,802
                                                          2007      0.935          1.025          2,837,890
                                                          2006      0.872          0.935          3,242,414
                                                          2005      0.844          0.872          4,143,914
                                                          2004      0.768          0.844          4,632,184
                                                          2003      0.567          0.768          4,829,649
                                                          2002      0.807          0.567          5,085,474

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.262          1.474                 --
                                                          2005      1.158          1.262          2,246,360
                                                          2004      1.043          1.158          2,204,097
                                                          2003      0.845          1.043          1,732,159
                                                          2002      1.000          0.845            752,546

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.589          3.267                 --
                                                          2007      2.826          3.589          1,207,065
                                                          2006      2.238          2.826          1,178,293
                                                          2005      1.781          2.238            866,668
                                                          2004      1.448          1.781            314,373
                                                          2003      1.000          1.448            158,913

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.362          1.200          1,926,465
                                                          2010      1.274          1.362          2,871,739
                                                          2009      0.943          1.274          4,045,368
                                                          2008      1.603          0.943          5,460,973
                                                          2007      1.408          1.603          6,850,794
                                                          2006      1.176          1.408          7,200,506
                                                          2005      1.082          1.176          6,601,599
                                                          2004      0.926          1.082          6,319,510
                                                          2003      0.710          0.926          6,104,576
                                                          2002      0.884          0.710          6,129,697

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.267          1.522                 --
                                                          2005      1.180          1.267          1,685,141
                                                          2004      1.032          1.180          1,125,537
                                                          2003      0.792          1.032            782,726
                                                          2002      1.000          0.792            181,572

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      0.650          0.630          1,354,201
                                                          2010      0.525          0.650          1,915,116
                                                          2009      0.368          0.525          2,846,161
                                                          2008      0.666          0.368          3,454,825
                                                          2007      0.554          0.666          3,877,826
                                                          2006      0.496          0.554          4,346,431
                                                          2005      0.449          0.496          5,480,751
                                                          2004      0.378          0.449          6,287,675
                                                          2003      0.284          0.378          7,160,772
                                                          2002      0.401          0.284          7,471,803

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.552          1.745                 --
                                                          2005      1.513          1.552            904,759
                                                          2004      1.336          1.513            704,769
                                                          2003      1.000          1.336            135,336

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      0.963          1.025                 --
                                                          2006      0.910          0.963            556,538
                                                          2005      0.868          0.910            565,531
                                                          2004      0.855          0.868            632,895
                                                          2003      0.646          0.855            620,411
                                                          2002      0.894          0.646            652,726

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.290          1.367                 --
                                                          2009      1.083          1.290            499,544
                                                          2008      1.871          1.083            569,624
                                                          2007      1.808          1.871            650,318
                                                          2006      1.592          1.808            676,748
                                                          2005      1.515          1.592            670,177
                                                          2004      1.394          1.515            617,794
                                                          2003      1.074          1.394            429,470
                                                          2002      1.000          1.074             32,725

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.417          1.432          4,882,229
                                                          2010      1.150          1.417          6,865,993
                                                          2009      0.867          1.150          8,863,549
                                                          2008      1.475          0.867         11,115,241
                                                          2007      1.473          1.475         14,337,163
                                                          2006      1.373          1.473         15,956,465
                                                          2005      1.247          1.373         18,448,165
                                                          2004      1.150          1.247         20,255,079
                                                          2003      0.867          1.150         21,729,368
                                                          2002      1.306          0.867         21,605,203

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.207          1.221          2,128,887
                                                          2010      1.087          1.207          4,123,032
                                                          2009      0.902          1.087          5,277,596
                                                          2008      1.295          0.902          6,308,003
                                                          2007      1.211          1.295          7,606,766
                                                          2006      1.070          1.211          8,215,041
                                                          2005      1.040          1.070          9,202,681
                                                          2004      0.970          1.040         10,025,287
                                                          2003      0.789          0.970         10,369,244
                                                          2002      0.971          0.789          9,870,779

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      1.165          1.148                 --
                                                          2008      1.674          1.165            322,759
                                                          2007      1.677          1.674            371,225

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.481          1.566                 --
                                                          2010      1.333          1.481            825,823
                                                          2009      0.964          1.333          1,107,430
                                                          2008      1.690          0.964          1,616,821
                                                          2007      1.682          1.690          1,990,327
                                                          2006      1.502          1.682          2,603,896
                                                          2005      1.447          1.502          3,048,414
                                                          2004      1.376          1.447          3,616,052
                                                          2003      1.061          1.376          3,098,832
                                                          2002      1.000          1.061            374,806

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      0.910          0.989                 --
                                                          2010      0.825          0.910             37,838
                                                          2009      0.685          0.825             45,020
                                                          2008      0.973          0.685            114,482
                                                          2007      0.927          0.973            183,981
                                                          2006      0.797          0.927            215,781
                                                          2005      0.810          0.797            397,994
                                                          2004      0.794          0.810            244,867
                                                          2003      0.652          0.794            236,249
                                                          2002      0.894          0.652            145,617

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      0.986          0.971             20,639

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      1.290          1.370            738,497
                                                          2010      1.167          1.290            825,301
                                                          2009      0.965          1.167            977,755
                                                          2008      1.505          0.965          1,304,926
                                                          2007      1.448          1.505          2,232,400
                                                          2006      1.329          1.448          2,824,281
                                                          2005      1.293          1.329          2,862,397
                                                          2004      1.249          1.293          3,130,448
                                                          2003      1.038          1.249          2,672,330
                                                          2002      1.000          1.038            203,263

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/99)..........................  2011      1.436          1.328          4,499,116
                                                          2010      1.249          1.436          6,657,584
                                                          2009      0.979          1.249          9,098,243
                                                          2008      1.565          0.979         11,651,028
                                                          2007      1.567          1.565         15,106,609
                                                          2006      1.361          1.567          9,628,417
                                                          2005      1.317          1.361         11,390,415
                                                          2004      1.234          1.317         12,707,482
                                                          2003      0.903          1.234         13,478,392
                                                          2002      1.163          0.903         13,273,487

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      0.963          0.943          4,960,813
                                                          2010      0.889          0.963          6,257,679
                                                          2009      0.633          0.889          8,039,708
                                                          2008      1.024          0.633          9,601,121
                                                          2007      0.986          1.024         12,883,012
                                                          2006      0.956          0.986         14,805,190
                                                          2005      0.922          0.956         16,899,697
                                                          2004      0.931          0.922         18,986,160
                                                          2003      0.640          0.931         21,178,720
                                                          2002      0.863          0.640         21,862,801

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.239          1.283          2,576,730
                                                          2010      1.148          1.239          3,966,470
                                                          2009      0.935          1.148          5,351,392
                                                          2008      1.473          0.935          6,838,329
                                                          2007      1.438          1.473          8,622,287
                                                          2006      1.233          1.438          5,267,293
                                                          2005      1.174          1.233          6,832,327
                                                          2004      1.078          1.174          7,489,467
                                                          2003      0.826          1.078          9,295,658
                                                          2002      1.089          0.826          9,112,240

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.766          1.674          1,091,795
                                                          2010      1.462          1.766          1,840,123
                                                          2009      1.090          1.462          2,490,272
                                                          2008      1.708          1.090          3,084,374
                                                          2007      1.617          1.708          3,840,786
                                                          2006      1.428          1.617          4,616,593
                                                          2005      1.337          1.428          5,228,253
                                                          2004      1.228          1.337          5,859,219
                                                          2003      0.959          1.228          6,672,450
                                                          2002      1.203          0.959          7,327,753

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.739          1.738            554,803
                                                          2010      1.408          1.739            945,937
                                                          2009      1.000          1.408          1,405,369
                                                          2008      1.711          1.000          1,621,532
                                                          2007      1.577          1.711          2,144,453
                                                          2006      1.419          1.577          2,035,980
                                                          2005      1.371          1.419          2,268,985
                                                          2004      1.208          1.371          2,498,510
                                                          2003      0.823          1.208          3,124,598
                                                          2002      1.278          0.823          2,480,761

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.641          0.624                 --
                                                          2008      1.040          0.641         12,693,914
                                                          2007      1.005          1.040         15,657,792
                                                          2006      0.885          1.005         17,201,078
                                                          2005      0.861          0.885         18,668,787
                                                          2004      0.792          0.861         20,708,200
                                                          2003      0.629          0.792         21,534,844
                                                          2002      0.822          0.629         19,144,260

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/99)........................  2011      0.697          0.750                 --
                                                          2010      0.681          0.697          1,509,890
                                                          2009      0.537          0.681          1,881,887
                                                          2008      0.962          0.537          2,643,925
                                                          2007      0.918          0.962          3,172,482
                                                          2006      0.739          0.918          3,528,324
                                                          2005      0.671          0.739          4,151,250
                                                          2004      0.577          0.671          4,625,112
                                                          2003      0.459          0.577          6,641,993
                                                          2002      0.627          0.459          6,241,399

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.619          1.652                 --
                                                          2006      1.462          1.619            331,688
                                                          2005      1.432          1.462            351,912
                                                          2004      1.360          1.432            351,683
                                                          2003      1.069          1.360            314,377
                                                          2002      1.000          1.069              4,641

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      1.001          0.989                 --
                                                          2010      0.929          1.001            352,027
                                                          2009      0.803          0.929            280,609
                                                          2008      1.033          0.803            281,911
                                                          2007      1.033          1.033            717,460
                                                          2006      1.006          1.033            715,218
                                                          2005      0.997          1.006            517,025
                                                          2004      0.999          0.997            406,094
                                                          2003      1.000          0.999              4,637

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.439          1.469                 --
                                                          2010      1.309          1.439          2,003,818
                                                          2009      1.112          1.309          2,385,202
                                                          2008      1.306          1.112          3,110,726
                                                          2007      1.298          1.306          3,870,238
                                                          2006      1.249          1.298          5,070,346
                                                          2005      1.235          1.249          5,781,747
                                                          2004      1.174          1.235          6,296,315
                                                          2003      1.065          1.174          7,608,217
                                                          2002      1.030          1.065          6,568,331

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.565          1.580          1,517,479
                                                          2010      1.361          1.565          2,046,456
                                                          2009      0.863          1.361          2,702,811
                                                          2008      1.250          0.863          3,174,769
                                                          2007      1.264          1.250          4,256,802
                                                          2006      1.155          1.264          5,100,905
                                                          2005      1.141          1.155          6,093,118
                                                          2004      1.048          1.141          7,352,367
                                                          2003      0.833          1.048          7,957,905
                                                          2002      0.873          0.833          6,238,811

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.147          1.142                 --
                                                          2009      1.161          1.147          8,454,803
                                                          2008      1.148          1.161         11,888,362
                                                          2007      1.109          1.148          9,748,542
                                                          2006      1.075          1.109         10,191,717
                                                          2005      1.060          1.075         10,099,642
                                                          2004      1.066          1.060         11,233,354
                                                          2003      1.074          1.066         13,907,239
                                                          2002      1.075          1.074         24,762,351

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.274          1.360                 --
                                                          2006      1.144          1.274            568,745
                                                          2005      1.106          1.144            697,915
                                                          2004      0.970          1.106            653,881
                                                          2003      0.693          0.970            916,235
                                                          2002      0.945          0.693            808,021

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.564          1.642                 --
                                                          2006      1.343          1.564          7,813,614
                                                          2005      1.309          1.343          8,915,888
                                                          2004      1.225          1.309          9,882,370
                                                          2003      0.894          1.225         10,794,421
                                                          2002      1.209          0.894         11,278,090

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)...........  2007      1.247          1.311                 --
                                                          2006      1.069          1.247          5,346,692
                                                          2005      1.018          1.069          6,046,614
                                                          2004      0.933          1.018          6,921,565
                                                          2003      0.742          0.933          7,472,987
                                                          2002      1.008          0.742          9,360,068

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.628          1.693                 --
                                                          2006      1.408          1.628          1,304,070
                                                          2005      1.382          1.408          1,176,352
                                                          2004      1.244          1.382            758,761
                                                          2003      1.000          1.244            322,890

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.820          2.007                 --
                                                          2006      1.644          1.820          1,425,463
                                                          2005      1.541          1.644          1,731,555
                                                          2004      1.260          1.541          1,364,837
                                                          2003      1.000          1.260            563,081

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.014          1.064                 --
                                                          2006      0.956          1.014          2,746,910

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.859          0.849          1,581,179
                                                          2010      0.774          0.859          1,622,335
                                                          2009      0.658          0.774          1,864,041
                                                          2008      1.064          0.658          2,112,606
                                                          2007      1.055          1.064          2,310,021

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.904          0.844          1,307,360
                                                          2010      0.788          0.904          1,729,280
                                                          2009      0.592          0.788          2,217,501
                                                          2008      1.026          0.592          2,536,743
                                                          2007      1.222          1.026          3,296,651
                                                          2006      1.003          1.222          5,013,740

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.469          1.302            145,407
                                                          2010      1.246          1.469            234,076
                                                          2009      0.979          1.246            250,969
                                                          2008      1.328          0.979            474,296
                                                          2007      1.360          1.328            348,607
                                                          2006      1.274          1.360             81,035

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.177          0.999          1,333,806
                                                          2010      1.023          1.177          1,914,560
                                                          2009      0.667          1.023          2,512,066
                                                          2008      1.142          0.667          2,823,740
                                                          2007      1.168          1.142          3,310,366
                                                          2006      1.058          1.168          3,251,479

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.429          1.397            279,047
                                                          2010      1.146          1.429            186,606
                                                          2009      0.866          1.146            288,356
                                                          2008      1.430          0.866            267,962
                                                          2007      1.302          1.430            201,205
                                                          2006      1.310          1.302             29,167

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      0.775          0.708          3,057,349
                                                          2010      0.716          0.775          4,398,390
                                                          2009      0.507          0.716          5,894,428
                                                          2008      0.884          0.507          6,166,794
                                                          2007      0.688          0.884          6,891,221
                                                          2006      0.670          0.688          7,223,307

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.137          1.062            198,047
                                                          2010      0.939          1.137            234,957
                                                          2009      0.696          0.939             39,664
                                                          2008      1.144          0.696             52,326
                                                          2007      1.289          1.144            107,602

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.993          0.943            976,489
                                                          2010      0.802          0.993          1,145,246
                                                          2009      0.643          0.802          1,309,953
                                                          2008      1.065          0.643          1,854,421
                                                          2007      1.073          1.065          2,320,259
                                                          2006      1.015          1.073            160,093

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.613          0.583                 --
                                                          2008      1.083          0.613            549,497
                                                          2007      0.982          1.083            620,832
                                                          2006      0.992          0.982            636,873

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      1.437          1.320            374,396
                                                          2010      1.372          1.437            397,308

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.015          0.870            498,894

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      3.049          2.444            280,718
                                                          2010      2.501          3.049            573,429
                                                          2009      1.501          2.501            756,375
                                                          2008      3.272          1.501            818,352

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.293          1.138          1,000,731
                                                          2010      1.177          1.293            831,863
                                                          2009      0.907          1.177          2,408,546
                                                          2008      1.596          0.907          2,750,183
                                                          2007      1.518          1.596          2,639,412

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.011          0.928            171,043
                                                          2010      0.776          1.011            346,511
                                                          2009      0.501          0.776            424,204
                                                          2008      0.901          0.501            260,971

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.399          1.539          1,490,109
                                                          2010      1.314          1.399          1,708,143
                                                          2009      1.126          1.314          1,891,069
                                                          2008      1.223          1.126          1,610,741
                                                          2007      1.153          1.223          1,654,035

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.716          1.746          7,095,262
                                                          2010      1.609          1.716         10,381,763
                                                          2009      1.442          1.609         12,341,687

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.530          1.440            682,108
                                                          2010      1.335          1.530          1,743,998
                                                          2009      1.093          1.335          1,728,562
                                                          2008      1.650          1.093            122,833
                                                          2007      1.593          1.650            122,189
                                                          2006      1.480          1.593             64,875

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.180          1.304                 --
                                                          2006      1.120          1.180             80,429

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.977          2.020          1,175,709
                                                          2010      1.787          1.977          2,524,231
                                                          2009      1.362          1.787          3,589,377
                                                          2008      1.547          1.362          2,272,080
                                                          2007      1.471          1.547          2,317,526
                                                          2006      1.419          1.471          2,241,748

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.932          0.882            940,914
                                                          2010      0.808          0.932          1,519,791
                                                          2009      0.692          0.808          1,891,152
                                                          2008      1.102          0.692          2,750,468
                                                          2007      1.077          1.102          3,873,763
                                                          2006      1.001          1.077          2,900,988

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      1.005          0.902          2,174,887
                                                          2010      0.850          1.005          3,726,573
                                                          2009      0.682          0.850          5,244,181
                                                          2008      0.985          0.682          6,167,983
                                                          2007      1.030          0.985          7,881,935
                                                          2006      1.003          1.030          2,244,049

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.632          0.604          3,719,226
                                                          2010      0.556          0.632          4,535,714
                                                          2009      0.378          0.556          5,162,980
                                                          2008      0.707          0.378          6,235,203
                                                          2007      0.595          0.707          7,375,281
                                                          2006      0.609          0.595          8,803,395

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.437          1.508          2,657,493
                                                          2010      1.347          1.437          3,500,189
                                                          2009      1.250          1.347          4,465,214
                                                          2008      1.315          1.250          4,403,171
                                                          2007      1.256          1.315          6,593,024
                                                          2006      1.209          1.256          7,241,770

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.892          0.801          3,837,839
                                                          2010      0.755          0.892          5,376,408
                                                          2009      0.599          0.755          6,923,549

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.102          1.086          3,336,158
                                                          2010      1.112          1.102          4,807,573

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.439          0.434                 --
                                                          2008      0.745          0.439          5,640,611
                                                          2007      0.756          0.745          3,906,249
                                                          2006      0.735          0.756          2,074,816

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.562          1.384            594,308

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.476          0.497                 --
                                                          2008      0.875          0.476          9,408,021
                                                          2007      0.853          0.875         11,760,444
                                                          2006      0.841          0.853         13,657,782

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.154          1.067          2,435,716
                                                          2010      1.023          1.154          3,963,883
                                                          2009      0.852          1.023          5,644,332
                                                          2008      1.417          0.852          7,800,424
                                                          2007      1.380          1.417         10,009,900
                                                          2006      1.344          1.380         11,425,439

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      0.884          0.877          2,144,806
                                                          2010      0.804          0.884          2,718,868
                                                          2009      0.582          0.804          3,815,021
                                                          2008      0.877          0.582          4,534,075

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.939          1.018                 --
                                                          2010      0.823          0.939            514,730
                                                          2009      0.635          0.823            378,581
                                                          2008      1.081          0.635            391,158
                                                          2007      1.062          1.081            411,911
                                                          2006      1.002          1.062            406,646

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.183          1.205            613,506
                                                          2010      1.091          1.183            513,218
                                                          2009      0.918          1.091            686,219
                                                          2008      1.087          0.918            568,623
                                                          2007      1.044          1.087            407,688
                                                          2006      1.001          1.044             10,382

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.126          1.122          1,450,902
                                                          2010      1.024          1.126          1,361,896
                                                          2009      0.840          1.024          1,604,196
                                                          2008      1.086          0.840          1,334,456
                                                          2007      1.051          1.086            941,594
                                                          2006      1.002          1.051            150,233

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.065          1.035            876,484
                                                          2010      0.954          1.065          1,115,477
                                                          2009      0.765          0.954          1,076,864
                                                          2008      1.086          0.765          1,044,089
                                                          2007      1.056          1.086            854,300
                                                          2006      1.002          1.056            570,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.001          0.950            777,204
                                                          2010      0.885          1.001            914,131
                                                          2009      0.695          0.885          1,084,199
                                                          2008      1.086          0.695          1,372,124
                                                          2007      1.061          1.086          1,379,680
                                                          2006      1.002          1.061            342,858

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.898          0.900          4,721,893
                                                          2010      0.795          0.898          7,181,838
                                                          2009      0.646          0.795          9,659,605

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.499          1.511          6,666,195
                                                          2010      1.384          1.499         10,005,611
                                                          2009      1.185          1.384         13,998,536
                                                          2008      1.547          1.185         17,516,321
                                                          2007      1.506          1.547         22,238,147
                                                          2006      1.407          1.506         25,286,691

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.498          1.489                 --
                                                          2010      1.363          1.498                 --
                                                          2009      1.144          1.363                 --
                                                          2008      1.496          1.144                 --
                                                          2007      1.410          1.496          1,481,412
                                                          2006      1.274          1.410          1,352,400

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.019          0.920          1,758,269
                                                          2010      0.891          1.019          2,244,962
                                                          2009      0.646          0.891          3,217,841
                                                          2008      1.103          0.646          3,942,707
                                                          2007      1.052          1.103          3,369,961
                                                          2006      0.996          1.052          3,033,902

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.070          1.041          2,841,761
                                                          2010      0.929          1.070          3,708,778
                                                          2009      0.659          0.929          5,043,903
                                                          2008      1.152          0.659          6,587,065
                                                          2007      1.070          1.152          7,845,468
                                                          2006      0.998          1.070          9,073,220

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.470          1.492          1,145,644

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.125          1.148                 --
                                                          2006      1.133          1.125          2,096,802
                                                          2005      1.125          1.133          1,967,937
                                                          2004      1.048          1.125          1,660,236
                                                          2003      1.000          1.048            517,362

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.391          1.438                 --
                                                          2008      1.346          1.391         13,212,836
                                                          2007      1.255          1.346         14,520,654
                                                          2006      1.226          1.255         16,795,570
                                                          2005      1.213          1.226         18,000,443
                                                          2004      1.173          1.213         20,907,847
                                                          2003      1.132          1.173         24,167,379
                                                          2002      1.053          1.132         22,754,657

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.974          0.904                 --
                                                          2007      0.895          0.974            241,422
                                                          2006      0.817          0.895            429,586
                                                          2005      0.773          0.817            443,531
                                                          2004      0.728          0.773            492,691
                                                          2003      0.560          0.728            541,625
                                                          2002      0.806          0.560            547,986

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.408          1.526                 --
                                                          2006      1.118          1.408          2,669,551
                                                          2005      1.011          1.118          2,584,844
                                                          2004      0.882          1.011          2,595,775
                                                          2003      0.696          0.882          3,683,470
                                                          2002      0.857          0.696          3,309,501

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.967          2.102                 --
                                                          2006      1.701          1.967          3,892,305
                                                          2005      1.611          1.701          4,440,270
                                                          2004      1.295          1.611          4,769,894
                                                          2003      0.877          1.295          4,951,984
                                                          2002      1.088          0.877          4,199,669

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      0.931          0.992                 --
                                                          2005      0.869          0.931          1,137,298
                                                          2004      0.827          0.869          1,269,340
                                                          2003      0.649          0.827          1,308,430
                                                          2002      0.864          0.649            865,641

  Travelers Equity Income Subaccount (11/99)............  2006      1.278          1.344                 --
                                                          2005      1.240          1.278         12,682,097
                                                          2004      1.145          1.240         14,120,235
                                                          2003      0.885          1.145         14,644,163
                                                          2002      1.043          0.885         13,514,288

  Travelers Large Cap Subaccount (11/99)................  2006      0.815          0.841                 --
                                                          2005      0.761          0.815          5,271,460
                                                          2004      0.724          0.761          6,452,110
                                                          2003      0.589          0.724          7,209,085
                                                          2002      0.774          0.589          7,135,371

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.078          1.148                 --
                                                          2005      1.000          1.078                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.032          1.037                 --
                                                          2005      1.000          1.032             33,294

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.047          1.085                 --
                                                          2005      1.000          1.047            346,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.066          1.113                 --
                                                          2005      1.000          1.066            185,975

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.039          1.060                 --
                                                          2005      1.000          1.039                 --

  Travelers Managed Income Subaccount (11/99)...........  2006      1.220          1.209                 --
                                                          2005      1.220          1.220          7,776,605
                                                          2004      1.203          1.220          8,777,749
                                                          2003      1.125          1.203          9,735,854
                                                          2002      1.116          1.125          8,845,924

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      0.900          0.956                 --
                                                          2005      0.815          0.900          3,084,751
                                                          2004      0.713          0.815          3,446,775
                                                          2003      0.597          0.713          4,049,692
                                                          2002      0.808          0.597          4,480,130

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      0.575          0.609                 --
                                                          2005      0.566          0.575         10,782,294
                                                          2004      0.503          0.566          3,488,162
                                                          2003      0.372          0.503          4,287,640
                                                          2002      0.737          0.372          4,269,749

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.362          1.407                 --
                                                          2005      1.342          1.362         25,651,441
                                                          2004      1.221          1.342         28,933,005
                                                          2003      1.062          1.221         29,577,093
                                                          2002      1.137          1.062         26,709,160

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.178          1.274                 --
                                                          2005      1.122          1.178            757,761
                                                          2004      1.000          1.122            390,673

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      0.921          1.058                 --
                                                          2005      0.853          0.921          3,122,501
                                                          2004      0.747          0.853          3,022,475
                                                          2003      0.589          0.747          1,906,131
                                                          2002      0.686          0.589          1,510,105

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.394          1.480                 --
                                                          2005      1.334          1.394            125,729
                                                          2004      1.217          1.334             78,072
                                                          2003      1.000          1.217             63,749

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.063          1.120                 --
                                                          2005      1.000          1.063             39,090

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.404          1.419                 --
                                                          2005      1.373          1.404          1,855,329
                                                          2004      1.255          1.373          1,308,376
                                                          2003      1.065          1.255          1,012,388
                                                          2002      1.020          1.065          1,125,028

  Travelers Strategic Equity Subaccount (11/99).........  2006      0.741          0.774                 --
                                                          2005      0.737          0.741         12,047,078
                                                          2004      0.678          0.737         14,779,424
                                                          2003      0.519          0.678         16,730,260
                                                          2002      0.792          0.519         17,763,102

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.137          1.310                 --
                                                          2005      1.000          1.137                314

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.110          1.274                 --
                                                          2005      1.000          1.110             12,521

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      0.707          0.735                 --
                                                          2005      0.665          0.707          2,378,182
                                                          2004      0.649          0.665          2,780,596
                                                          2003      0.524          0.649          3,193,095
                                                          2002      0.753          0.524          3,447,063





                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.075          1.148               --
                                                          2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      1.084          1.136               --
                                                          2005      1.050          1.084               --
                                                          2004      1.000          1.050               --

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.284          0.640               --
                                                          2007      1.123          1.284               --
                                                          2006      1.117          1.123               --
                                                          2005      1.059          1.117               --
                                                          2004      1.000          1.059               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.105          1.153               --
                                                          2005      1.081          1.105               --
                                                          2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.188          1.154               --
                                                          2005      1.059          1.188               --
                                                          2004      1.000          1.059               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.499          1.335          104,901
                                                          2010      1.373          1.499          106,934
                                                          2009      0.987          1.373          108,626
                                                          2008      1.640          0.987          109,837
                                                          2007      1.461          1.640          112,818
                                                          2006      1.241          1.461          125,017
                                                          2005      1.113          1.241          125,405
                                                          2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.262          1.181           77,393
                                                          2010      1.088          1.262           77,786
                                                          2009      0.799          1.088           88,226
                                                          2008      1.459          0.799           83,671
                                                          2007      1.329          1.459           80,166
                                                          2006      1.233          1.329          105,809
                                                          2005      1.086          1.233           51,250
                                                          2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.080          1.036           83,239
                                                          2010      0.992          1.080           85,967
                                                          2009      0.773          0.992          100,179
                                                          2008      1.273          0.773           97,150
                                                          2007      1.240          1.273           97,266
                                                          2006      1.102          1.240          125,007
                                                          2005      1.065          1.102           53,033
                                                          2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.351          1.334               --
                                                          2005      1.170          1.351               --
                                                          2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.349          1.749               --
                                                          2005      1.288          1.349           45,302
                                                          2004      1.000          1.288               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.203          1.305               --
                                                          2005      1.117          1.203               --
                                                          2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.205          1.340               --
                                                          2005      1.120          1.205               --
                                                          2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.348          1.283           22,127
                                                          2010      1.178          1.348           22,133
                                                          2009      0.888          1.178           22,144
                                                          2008      1.584          0.888           38,468
                                                          2007      1.380          1.584           33,839
                                                          2006      1.265          1.380           33,842
                                                          2005      1.108          1.265           33,845
                                                          2004      1.000          1.108               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      1.775          1.547              792
                                                          2010      1.413          1.775              837
                                                          2009      1.034          1.413              884
                                                          2008      1.753          1.034              887
                                                          2007      1.555          1.753              932
                                                          2006      1.416          1.555           10,241
                                                          2005      1.227          1.416           10,559
                                                          2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.230          1.230           12,978
                                                          2010      1.117          1.230           14,555
                                                          2009      0.843          1.117           16,324
                                                          2008      1.226          0.843           18,915
                                                          2007      1.209          1.226           18,915
                                                          2006      1.046          1.209           18,915
                                                          2005      1.000          1.046           11,132

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.262          1.174               --
                                                          2010      1.012          1.262               --
                                                          2009      0.721          1.012               --
                                                          2008      1.283          0.721               --
                                                          2007      1.181          1.283               --
                                                          2006      1.111          1.181               --
                                                          2005      1.085          1.111               --
                                                          2004      1.000          1.085               --

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.189          1.376               --
                                                          2005      1.100          1.189           10,294
                                                          2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.476          2.247               --
                                                          2007      1.967          2.476           57,126
                                                          2006      1.572          1.967           60,323
                                                          2005      1.262          1.572           60,464
                                                          2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.378          1.204           86,442
                                                          2010      1.301          1.378           86,849
                                                          2009      0.971          1.301           86,919
                                                          2008      1.667          0.971           81,593
                                                          2007      1.478          1.667           79,169
                                                          2006      1.245          1.478           89,582
                                                          2005      1.156          1.245           89,944
                                                          2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.191          1.418               --
                                                          2005      1.120          1.191               --
                                                          2004      1.000          1.120               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.548          1.488               --
                                                          2010      1.262          1.548               --
                                                          2009      0.894          1.262               --
                                                          2008      1.630          0.894               --
                                                          2007      1.370          1.630               --
                                                          2006      1.237          1.370               --
                                                          2005      1.130          1.237               --
                                                          2004      1.000          1.130               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.145          1.277               --
                                                          2005      1.126          1.145            6,109
                                                          2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.119          1.188               --
                                                          2006      1.066          1.119               --
                                                          2005      1.026          1.066               --
                                                          2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.868          0.918               --
                                                          2009      0.735          0.868            9,497
                                                          2008      1.282          0.735            9,501
                                                          2007      1.251          1.282            9,501
                                                          2006      1.111          1.251            9,501
                                                          2005      1.067          1.111            2,462
                                                          2004      1.000          1.067               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.148          1.150           37,185
                                                          2010      0.940          1.148           37,195
                                                          2009      0.715          0.940           37,213
                                                          2008      1.227          0.715           56,604
                                                          2007      1.237          1.227           60,717
                                                          2006      1.164          1.237           60,726
                                                          2005      1.066          1.164           60,735
                                                          2004      1.000          1.066               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.162          1.165               --
                                                          2010      1.056          1.162               --
                                                          2009      0.884          1.056               --
                                                          2008      1.280          0.884               --
                                                          2007      1.209          1.280               --
                                                          2006      1.077          1.209               --
                                                          2005      1.057          1.077               --
                                                          2004      1.000          1.057               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.811          0.796               --
                                                          2008      1.176          0.811               --
                                                          2007      1.179          1.176               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.008          1.062               --
                                                          2010      0.915          1.008          243,161
                                                          2009      0.668          0.915          259,191
                                                          2008      1.181          0.668          277,687
                                                          2007      1.187          1.181          293,415
                                                          2006      1.069          1.187          305,270
                                                          2005      1.039          1.069          240,696
                                                          2004      1.000          1.039               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.082          1.173               --
                                                          2010      0.990          1.082               --
                                                          2009      0.829          0.990               --
                                                          2008      1.188          0.829               --
                                                          2007      1.143          1.188               --
                                                          2006      0.991          1.143               --
                                                          2005      1.016          0.991               --
                                                          2004      1.000          1.016               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.596          1.562               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      0.975          1.026          200,974
                                                          2010      0.890          0.975          206,465
                                                          2009      0.743          0.890          212,655
                                                          2008      1.168          0.743          221,593
                                                          2007      1.135          1.168          221,619
                                                          2006      1.051          1.135          113,004
                                                          2005      1.031          1.051          101,197
                                                          2004      1.000          1.031               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/99)..........................  2011      1.093          1.002               --
                                                          2010      0.959          1.093               --
                                                          2009      0.759          0.959               --
                                                          2008      1.224          0.759               --
                                                          2007      1.237          1.224               --
                                                          2006      1.084          1.237               --
                                                          2005      1.058          1.084               --
                                                          2004      1.000          1.058               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      0.980          0.952               --
                                                          2010      0.913          0.980               --
                                                          2009      0.656          0.913               --
                                                          2008      1.071          0.656               --
                                                          2007      1.041          1.071               --
                                                          2006      1.018          1.041               --
                                                          2005      0.990          1.018               --
                                                          2004      1.000          0.990               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.080          1.108               --
                                                          2010      1.010          1.080               --
                                                          2009      0.830          1.010               --
                                                          2008      1.319          0.830               --
                                                          2007      1.299          1.319               --
                                                          2006      1.124          1.299               --
                                                          2005      1.080          1.124               --
                                                          2004      1.000          1.080               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.370          1.287               --
                                                          2010      1.144          1.370               --
                                                          2009      0.861          1.144               --
                                                          2008      1.361          0.861               --
                                                          2007      1.300          1.361               --
                                                          2006      1.159          1.300               --
                                                          2005      1.095          1.159               --
                                                          2004      1.000          1.095               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.401          1.388           12,009
                                                          2010      1.145          1.401           12,011
                                                          2009      0.821          1.145           12,016
                                                          2008      1.417          0.821           25,284
                                                          2007      1.318          1.417           30,266
                                                          2006      1.196          1.318               --
                                                          2005      1.166          1.196               --
                                                          2004      1.000          1.166               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.768          0.746               --
                                                          2008      1.258          0.768               --
                                                          2007      1.227          1.258               --
                                                          2006      1.090          1.227               --
                                                          2005      1.070          1.090               --
                                                          2004      1.000          1.070               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/99)........................  2011      1.136          0.982               --
                                                          2010      1.121          1.136               --
                                                          2009      0.892          1.121               --
                                                          2008      1.613          0.892               --
                                                          2007      1.552          1.613               --
                                                          2006      1.262          1.552               --
                                                          2005      1.156          1.262               --
                                                          2004      1.000          1.156               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.147          1.162               --
                                                          2006      1.046          1.147               --
                                                          2005      1.033          1.046               --
                                                          2004      1.000          1.033               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.949          0.935               --
                                                          2010      0.889          0.949           15,346
                                                          2009      0.775          0.889           15,353
                                                          2008      1.006          0.775           15,362
                                                          2007      1.016          1.006           15,370
                                                          2006      0.998          1.016           15,377
                                                          2005      0.998          0.998           15,385
                                                          2004      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.182          1.202               --
                                                          2010      1.084          1.182               --
                                                          2009      0.930          1.084               --
                                                          2008      1.101          0.930               --
                                                          2007      1.105          1.101               --
                                                          2006      1.073          1.105               --
                                                          2005      1.071          1.073               --
                                                          2004      1.000          1.071               --

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.410          1.411            3,621
                                                          2010      1.237          1.410            3,803
                                                          2009      0.791          1.237            3,862
                                                          2008      1.157          0.791            1,062
                                                          2007      1.180          1.157            1,116
                                                          2006      1.088          1.180           12,092
                                                          2005      1.085          1.088           12,468
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.028          1.020               --
                                                          2009      1.050          1.028               --
                                                          2008      1.047          1.050               --
                                                          2007      1.021          1.047               --
                                                          2006      0.998          1.021               --
                                                          2005      0.994          0.998               --
                                                          2004      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.323          1.408               --
                                                          2006      1.199          1.323           30,203
                                                          2005      1.170          1.199           30,206
                                                          2004      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.241          1.299               --
                                                          2006      1.075          1.241               --
                                                          2005      1.057          1.075               --
                                                          2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)...........  2007      1.301          1.364               --
                                                          2006      1.126          1.301               --
                                                          2005      1.081          1.126               --
                                                          2004      1.000          1.081               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.272          1.319               --
                                                          2006      1.110          1.272           18,078
                                                          2005      1.100          1.110           10,841
                                                          2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.347          1.481               --
                                                          2006      1.228          1.347           72,009
                                                          2005      1.161          1.228           72,352
                                                          2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.375          1.438               --
                                                          2006      1.304          1.375               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.123          1.100               --
                                                          2010      1.021          1.123               --
                                                          2009      0.876          1.021               --
                                                          2008      1.430          0.876               --
                                                          2007      1.426          1.430               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.866          0.802           67,648
                                                          2010      0.762          0.866           69,430
                                                          2009      0.577          0.762           71,422
                                                          2008      1.011          0.577           74,209
                                                          2007      1.214          1.011           74,209
                                                          2006      1.003          1.214           74,209

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.396          1.226               --
                                                          2010      1.195          1.396               --
                                                          2009      0.947          1.195               --
                                                          2008      1.296          0.947               --
                                                          2007      1.340          1.296               --
                                                          2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.498          1.259               --
                                                          2010      1.314          1.498               --
                                                          2009      0.865          1.314               --
                                                          2008      1.493          0.865               --
                                                          2007      1.541          1.493               --
                                                          2006      1.405          1.541               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.358          1.316               --
                                                          2010      1.099          1.358               --
                                                          2009      0.838          1.099               --
                                                          2008      1.397          0.838               --
                                                          2007      1.283          1.397               --
                                                          2006      1.299          1.283               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.479          1.340               --
                                                          2010      1.380          1.479               --
                                                          2009      0.986          1.380               --
                                                          2008      1.735          0.986               --
                                                          2007      1.361          1.735               --
                                                          2006      1.334          1.361               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.081          1.001               --
                                                          2010      0.900          1.081               --
                                                          2009      0.674          0.900               --
                                                          2008      1.117          0.674               --
                                                          2007      1.267          1.117               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.952          0.896           55,319
                                                          2010      0.776          0.952           55,582
                                                          2009      0.627          0.776           55,656
                                                          2008      1.049          0.627           72,389
                                                          2007      1.067          1.049           78,357
                                                          2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.718          0.681               --
                                                          2008      1.281          0.718               --
                                                          2007      1.171          1.281               --
                                                          2006      1.191          1.171               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.959          0.873            9,488
                                                          2010      0.921          0.959            9,492

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.773          1.509               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.047          1.627           56,373
                                                          2010      1.694          2.047           56,591
                                                          2009      1.026          1.694           44,004
                                                          2008      2.251          1.026           53,832

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.405          1.226               --
                                                          2010      1.290          1.405               --
                                                          2009      1.004          1.290               --
                                                          2008      1.782          1.004               --
                                                          2007      1.705          1.782               --

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.323          1.203               --
                                                          2010      1.025          1.323               --
                                                          2009      0.667          1.025               --
                                                          2008      1.208          0.667               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.258          1.371           58,744
                                                          2010      1.192          1.258           60,383
                                                          2009      1.030          1.192           62,219
                                                          2008      1.129          1.030           64,846
                                                          2007      1.071          1.129           64,901

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.400          1.412           32,376
                                                          2010      1.324          1.400           34,594
                                                          2009      1.194          1.324           36,469

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.188          1.109           12,289
                                                          2010      1.046          1.188           13,783
                                                          2009      0.864          1.046           15,455
                                                          2008      1.317          0.864           17,817
                                                          2007      1.283          1.317           17,817
                                                          2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.163          1.281               --
                                                          2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.506          1.526               --
                                                          2010      1.374          1.506               --
                                                          2009      1.056          1.374               --
                                                          2008      1.211          1.056               --
                                                          2007      1.162          1.211               --
                                                          2006      1.127          1.162               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.893          0.838           29,843
                                                          2010      0.781          0.893           33,470
                                                          2009      0.675          0.781           37,535
                                                          2008      1.085          0.675           43,146
                                                          2007      1.071          1.085           43,146
                                                          2006      1.001          1.071           21,688

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.964          0.857           42,915
                                                          2010      0.822          0.964           42,922
                                                          2009      0.665          0.822           42,934
                                                          2008      0.970          0.665           50,320
                                                          2007      1.024          0.970           55,499
                                                          2006      1.003          1.024            7,768

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.136          1.075               --
                                                          2010      1.009          1.136               --
                                                          2009      0.692          1.009               --
                                                          2008      1.305          0.692               --
                                                          2007      1.109          1.305               --
                                                          2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.149          1.195               --
                                                          2010      1.086          1.149               --
                                                          2009      1.017          1.086               --
                                                          2008      1.079          1.017               --
                                                          2007      1.041          1.079               --
                                                          2006      1.008          1.041               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.678          1.494               --
                                                          2010      1.433          1.678               --
                                                          2009      1.143          1.433               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.005          0.982           20,077
                                                          2010      1.020          1.005            5,962

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.660          0.651               --
                                                          2008      1.130          0.660               --
                                                          2007      1.157          1.130               --
                                                          2006      1.131          1.157               --

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.663          1.464          145,513

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.633          0.659               --
                                                          2008      1.174          0.633               --
                                                          2007      1.156          1.174               --
                                                          2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.972          0.890               --
                                                          2010      0.869          0.972               --
                                                          2009      0.730          0.869               --
                                                          2008      1.225          0.730               --
                                                          2007      1.205          1.225               --
                                                          2006      1.180          1.205               --

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.207          1.185               --
                                                          2010      1.106          1.207               --
                                                          2009      0.809          1.106               --
                                                          2008      1.225          0.809               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.900          0.973               --
                                                          2010      0.796          0.900               --
                                                          2009      0.620          0.796               --
                                                          2008      1.065          0.620               --
                                                          2007      1.055          1.065               --
                                                          2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.135          1.145           61,522
                                                          2010      1.055          1.135           61,551
                                                          2009      0.896          1.055           61,581
                                                          2008      1.071          0.896           61,613
                                                          2007      1.038          1.071           61,646
                                                          2006      1.001          1.038           61,676

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.080          1.066               --
                                                          2010      0.990          1.080               --
                                                          2009      0.819          0.990               --
                                                          2008      1.070          0.819               --
                                                          2007      1.044          1.070               --
                                                          2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.021          0.984           21,320
                                                          2010      0.923          1.021           21,361
                                                          2009      0.746          0.923           21,405
                                                          2008      1.070          0.746           21,451
                                                          2007      1.050          1.070           21,493
                                                          2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.959          0.902               --
                                                          2010      0.856          0.959               --
                                                          2009      0.678          0.856               --
                                                          2008      1.070          0.678               --
                                                          2007      1.054          1.070               --
                                                          2006      1.002          1.054               --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.576          1.566               --
                                                          2010      1.409          1.576               --
                                                          2009      1.150          1.409               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.160          1.159               --
                                                          2010      1.080          1.160               --
                                                          2009      0.934          1.080               --
                                                          2008      1.230          0.934               --
                                                          2007      1.208          1.230               --
                                                          2006      1.136          1.208               --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.339          1.320               --
                                                          2010      1.229          1.339               --
                                                          2009      1.041          1.229               --
                                                          2008      1.462          1.041               --
                                                          2007      1.390          1.462               --
                                                          2006      1.264          1.390               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.977          0.874               --
                                                          2010      0.862          0.977               --
                                                          2009      0.631          0.862               --
                                                          2008      1.086          0.631               --
                                                          2007      1.046          1.086               --
                                                          2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.026          0.989               --
                                                          2010      0.899          1.026               --
                                                          2009      0.643          0.899               --
                                                          2008      1.135          0.643               --
                                                          2007      1.064          1.135               --
                                                          2006      0.998          1.064               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.281          1.293               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.048          1.067               --
                                                          2006      1.065          1.048           85,520
                                                          2005      1.068          1.065           78,316
                                                          2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.155          1.191               --
                                                          2008      1.128          1.155           27,149
                                                          2007      1.061          1.128           27,208
                                                          2006      1.046          1.061           48,029
                                                          2005      1.045          1.046           40,750
                                                          2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      1.309          0.725               --
                                                          2007      1.214          1.309               --
                                                          2006      1.118          1.214               --
                                                          2005      1.067          1.118               --
                                                          2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.587          1.714               --
                                                          2006      1.271          1.587               --
                                                          2005      1.159          1.271               --
                                                          2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.431          1.525               --
                                                          2006      1.248          1.431           33,934
                                                          2005      1.193          1.248           33,937
                                                          2004      1.000          1.193               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.121          1.191               --
                                                          2005      1.055          1.121               --
                                                          2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.126          1.180               --
                                                          2005      1.102          1.126               --
                                                          2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.114          1.145               --
                                                          2005      1.049          1.114               --
                                                          2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.073          1.138               --
                                                          2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.026          1.028               --
                                                          2005      1.000          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.042          1.076               --
                                                          2005      1.000          1.042           20,075

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.060          1.103               --
                                                          2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.033          1.051               --
                                                          2005      1.000          1.033               --

  Travelers Managed Income Subaccount (11/99)...........  2006      1.020          1.008               --
                                                          2005      1.029          1.020               --
                                                          2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.231          1.304               --
                                                          2005      1.124          1.231               --
                                                          2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.081          1.142               --
                                                          2005      1.074          1.081               --
                                                          2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.103          1.136               --
                                                          2005      1.096          1.103               --
                                                          2004      1.000          1.096               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.172          1.264               --
                                                          2005      1.127          1.172               --
                                                          2004      1.000          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.226          1.405               --
                                                          2005      1.145          1.226               --
                                                          2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.133          1.199               --
                                                          2005      1.093          1.133           10,627
                                                          2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.058          1.110               --
                                                          2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.119          1.127               --
                                                          2005      1.104          1.119               --
                                                          2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.095          1.140               --
                                                          2005      1.098          1.095               --
                                                          2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.131          1.299               --
                                                          2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.263               --
                                                          2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.092          1.131               --
                                                          2005      1.037          1.092               --
                                                          2004      1.000          1.037               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-05-09-86

             VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA (Series II)( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9+ years                  --                 0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 + years                 --                 0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and a administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge.......................         1.40%(5)         1.50%(5)         1.70%(5)
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.65%            1.85%
Optional E.S.P. Charge..................................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.70%            1.80%            2.00%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.15%            2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6)......................................         2.20%            2.30%            2.50%
Optional GMWB I Charge (maximum upon reset).............         1.00%(7)         1.00%(7)         1.00%(7)
Optional GMWB II Charge (maximum upon reset)............         1.00%(7)         1.00%(7)         1.00%(7)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.65%            2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.65%            2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.90%            2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.70%            2.80%            3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.70%            2.80%            3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         1.95%            2.05%            2.25%



(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the

      Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio..

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.34%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I..................     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.



                                    TRANSFERS

--------------------------------------------------------------------------------



We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------





The following information has been added to the "TERMINATION" section:





In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.




                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a

Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.55%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.460          1.393                --
                                                          2007      1.268          1.460             4,622
                                                          2006      1.252          1.268            62,390
                                                          2005      1.178          1.252            64,496
                                                          2004      1.118          1.178            96,961
                                                          2003      1.000          1.118             2,197

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.266          1.323                --
                                                          2005      1.229          1.266            28,311
                                                          2004      1.122          1.229             5,743
                                                          2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.321          1.293                --
                                                          2005      1.168          1.321                --
                                                          2004      1.095          1.168                --
                                                          2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.873          1.680           832,737
                                                          2010      1.702          1.873         1,025,186
                                                          2009      1.215          1.702         1,110,734
                                                          2008      2.003          1.215         1,141,845
                                                          2007      1.771          2.003         1,261,625
                                                          2006      1.494          1.771         1,403,772
                                                          2005      1.330          1.494         1,399,226
                                                          2004      1.190          1.330           666,139
                                                          2003      1.000          1.190            66,557

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.550          1.461         3,334,022
                                                          2010      1.326          1.550         3,947,729
                                                          2009      0.966          1.326         3,976,217
                                                          2008      1.752          0.966         4,573,511
                                                          2007      1.584          1.752         5,256,524
                                                          2006      1.459          1.584         5,529,523
                                                          2005      1.275          1.459         5,311,266
                                                          2004      1.151          1.275         2,234,445
                                                          2003      1.000          1.151           254,192

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.324          1.280         3,332,304
                                                          2010      1.207          1.324         4,035,027
                                                          2009      0.934          1.207         4,680,047
                                                          2008      1.527          0.934         5,649,999
                                                          2007      1.476          1.527         6,035,652
                                                          2006      1.301          1.476         6,695,173
                                                          2005      1.249          1.301         6,286,711
                                                          2004      1.149          1.249         2,681,181
                                                          2003      1.000          1.149           278,750

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.571          1.555                --
                                                          2005      1.350          1.571            19,993
                                                          2004      1.147          1.350                --
                                                          2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.564          2.042                --
                                                          2005      1.482          1.564            89,491
                                                          2004      1.145          1.482                --
                                                          2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.311          1.425                --
                                                          2005      1.208          1.311            40,363
                                                          2004      1.074          1.208                --
                                                          2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.308          1.458                --
                                                          2005      1.206          1.308           518,466
                                                          2004      1.067          1.206            42,497
                                                          2003      1.000          1.067                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.653          1.584           853,709
                                                          2010      1.433          1.653           920,173
                                                          2009      1.073          1.433         1,108,347
                                                          2008      1.899          1.073         1,209,702
                                                          2007      1.641          1.899         1,491,268
                                                          2006      1.494          1.641         1,425,109
                                                          2005      1.298          1.494         1,249,479
                                                          2004      1.143          1.298           154,088
                                                          2003      1.000          1.143            36,501

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.229          1.957           991,253
                                                          2010      1.761          2.229           946,982
                                                          2009      1.280          1.761           798,954
                                                          2008      2.152          1.280           905,725
                                                          2007      1.895          2.152           998,480
                                                          2006      1.712          1.895         1,101,606
                                                          2005      1.473          1.712         1,000,444
                                                          2004      1.200          1.473           129,852
                                                          2003      1.000          1.200            38,077

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.283          1.293           892,888
                                                          2010      1.156          1.283         1,166,367
                                                          2009      0.866          1.156         1,382,070
                                                          2008      1.250          0.866         1,381,645
                                                          2007      1.224          1.250         1,079,350
                                                          2006      1.051          1.224           799,836
                                                          2005      1.000          1.051           618,423

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.595          1.495           100,497
                                                          2010      1.270          1.595           244,491
                                                          2009      0.898          1.270           247,849
                                                          2008      1.586          0.898           262,528
                                                          2007      1.448          1.586           270,232
                                                          2006      1.353          1.448           367,461
                                                          2005      1.312          1.353           371,063
                                                          2004      1.195          1.312           353,467
                                                          2003      1.000          1.195            53,695

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.352          1.576                --
                                                          2005      1.242          1.352         1,340,340
                                                          2004      1.120          1.242           461,207
                                                          2003      1.000          1.120            69,150

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.118          2.837                --
                                                          2007      2.459          3.118           441,090
                                                          2006      1.950          2.459           437,034
                                                          2005      1.554          1.950           426,482
                                                          2004      1.265          1.554            77,658
                                                          2003      1.000          1.265             4,046

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.714          1.508           513,444
                                                          2010      1.606          1.714           635,045
                                                          2009      1.190          1.606           692,950
                                                          2008      2.027          1.190           712,728
                                                          2007      1.783          2.027           808,035
                                                          2006      1.491          1.783           824,579
                                                          2005      1.375          1.491           783,128
                                                          2004      1.178          1.375           186,816
                                                          2003      1.000          1.178                --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.425          1.709                --
                                                          2005      1.329          1.425           510,846
                                                          2004      1.164          1.329           137,184
                                                          2003      1.000          1.164                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.945          1.884            53,586
                                                          2010      1.574          1.945            53,586
                                                          2009      1.107          1.574            71,736
                                                          2008      2.002          1.107            59,867
                                                          2007      1.670          2.002            69,539
                                                          2006      1.497          1.670            69,541
                                                          2005      1.357          1.497            57,966
                                                          2004      1.144          1.357            38,247
                                                          2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.362          1.529                --
                                                          2005      1.330          1.362           416,203
                                                          2004      1.175          1.330            54,549
                                                          2003      1.000          1.175                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.293          1.376                --
                                                          2006      1.223          1.293             6,613
                                                          2005      1.168          1.223             6,625
                                                          2004      1.153          1.168             5,559
                                                          2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.048          1.110                --
                                                          2009      0.881          1.048           739,514
                                                          2008      1.524          0.881           827,802
                                                          2007      1.476          1.524         1,105,236
                                                          2006      1.301          1.476         1,194,128
                                                          2005      1.240          1.301         1,214,834
                                                          2004      1.142          1.240           445,232
                                                          2003      1.000          1.142                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.388          1.400         1,077,657
                                                          2010      1.127          1.388         1,199,177
                                                          2009      0.851          1.127         1,663,287
                                                          2008      1.450          0.851         1,860,594
                                                          2007      1.451          1.450         2,164,369
                                                          2006      1.354          1.451         2,348,211
                                                          2005      1.232          1.354         1,856,618
                                                          2004      1.138          1.232           765,101
                                                          2003      1.000          1.138           286,288

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.382          1.396           824,158
                                                          2010      1.246          1.382         1,116,105
                                                          2009      1.036          1.246         1,408,990
                                                          2008      1.489          1.036         1,163,065
                                                          2007      1.395          1.489         1,231,488
                                                          2006      1.234          1.395         1,277,913
                                                          2005      1.202          1.234         1,256,091
                                                          2004      1.122          1.202           525,525
                                                          2003      1.000          1.122            22,558

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.956          0.941                --
                                                          2008      1.376          0.956           385,915
                                                          2007      1.379          1.376           407,574

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.205          1.273                --
                                                          2010      1.086          1.205         1,466,843
                                                          2009      0.787          1.086         1,701,623
                                                          2008      1.381          0.787         1,867,743
                                                          2007      1.377          1.381         2,382,682
                                                          2006      1.231          1.377         2,682,436
                                                          2005      1.188          1.231         3,016,763
                                                          2004      1.131          1.188         1,928,434
                                                          2003      1.000          1.131           249,937

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.251          1.360                --
                                                          2010      1.136          1.251           141,743
                                                          2009      0.945          1.136           143,066
                                                          2008      1.344          0.945           143,066
                                                          2007      1.282          1.344           144,817
                                                          2006      1.104          1.282            37,066
                                                          2005      1.123          1.104            35,460
                                                          2004      1.104          1.123                --
                                                          2003      1.000          1.104                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.355          1.333           139,139

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      1.116          1.183         2,069,836
                                                          2010      1.011          1.116         2,206,262
                                                          2009      0.837          1.011         2,292,839
                                                          2008      1.307          0.837         2,508,119
                                                          2007      1.260          1.307         2,768,160
                                                          2006      1.158          1.260         3,164,620
                                                          2005      1.128          1.158         3,299,859
                                                          2004      1.091          1.128         1,792,530
                                                          2003      1.000          1.091            77,813

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/99)..........................  2011      1.348          1.245           454,334
                                                          2010      1.174          1.348           556,834
                                                          2009      0.922          1.174           580,381
                                                          2008      1.476          0.922           713,662
                                                          2007      1.481          1.476           797,520
                                                          2006      1.287          1.481           604,077
                                                          2005      1.248          1.287           617,523
                                                          2004      1.171          1.248           400,831
                                                          2003      1.000          1.171           154,517

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.198          1.172           450,408
                                                          2010      1.108          1.198           468,655
                                                          2009      0.790          1.108           499,843
                                                          2008      1.280          0.790           720,318
                                                          2007      1.235          1.280           764,285
                                                          2006      1.199          1.235           942,997
                                                          2005      1.157          1.199           962,957
                                                          2004      1.171          1.157           333,869
                                                          2003      1.000          1.171           136,586

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.307          1.351            26,123
                                                          2010      1.213          1.307            28,079
                                                          2009      0.989          1.213            28,095
                                                          2008      1.561          0.989            28,160
                                                          2007      1.526          1.561            27,022
                                                          2006      1.310          1.526            27,189
                                                          2005      1.249          1.310            28,856
                                                          2004      1.149          1.249             2,893
                                                          2003      1.000          1.149                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.653          1.563            79,122
                                                          2010      1.370          1.653            37,665
                                                          2009      1.023          1.370            38,901
                                                          2008      1.605          1.023            85,776
                                                          2007      1.522          1.605           111,800
                                                          2006      1.346          1.522           127,375
                                                          2005      1.262          1.346           138,797
                                                          2004      1.161          1.262            67,412
                                                          2003      1.000          1.161            50,147

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.765          1.762            68,994
                                                          2010      1.432          1.765           104,421
                                                          2009      1.018          1.432           112,360
                                                          2008      1.744          1.018           116,097
                                                          2007      1.611          1.744           126,882
                                                          2006      1.451          1.611            81,993
                                                          2005      1.404          1.451            82,003
                                                          2004      1.239          1.404            57,413
                                                          2003      1.000          1.239            20,816

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.909          0.885                --
                                                          2008      1.477          0.909           339,136
                                                          2007      1.430          1.477           385,068
                                                          2006      1.261          1.430           489,610
                                                          2005      1.229          1.261           476,370
                                                          2004      1.132          1.229           197,158
                                                          2003      1.000          1.132            30,412

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.332          1.358                --
                                                          2006      1.205          1.332           451,963
                                                          2005      1.182          1.205           447,297
                                                          2004      1.125          1.182           285,899
                                                          2003      1.000          1.125            27,801

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.990          0.978                --
                                                          2010      0.920          0.990           731,280
                                                          2009      0.796          0.920           934,939
                                                          2008      1.026          0.796           937,875
                                                          2007      1.028          1.026         1,396,696
                                                          2006      1.003          1.028         1,641,109
                                                          2005      0.995          1.003         1,752,305
                                                          2004      0.999          0.995           820,583
                                                          2003      1.000          0.999           100,362

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.286          1.311                --
                                                          2010      1.171          1.286            85,952
                                                          2009      0.997          1.171            92,954
                                                          2008      1.172          0.997           132,058
                                                          2007      1.167          1.172           185,176
                                                          2006      1.124          1.167           257,869
                                                          2005      1.114          1.124           327,817
                                                          2004      1.059          1.114           289,598
                                                          2003      1.000          1.059            31,509

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.631          1.645           567,351
                                                          2010      1.420          1.631           796,585
                                                          2009      0.902          1.420           742,538
                                                          2008      1.309          0.902           849,403
                                                          2007      1.325          1.309         1,060,908
                                                          2006      1.213          1.325         1,080,385
                                                          2005      1.200          1.213         1,121,667
                                                          2004      1.104          1.200           416,448
                                                          2003      1.000          1.104             3,470

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.063          1.057                --
                                                          2009      1.077          1.063         3,373,198
                                                          2008      1.066          1.077         3,459,704
                                                          2007      1.032          1.066         3,822,012
                                                          2006      1.002          1.032         2,504,254
                                                          2005      0.989          1.002         2,817,460
                                                          2004      0.996          0.989           722,578
                                                          2003      1.000          0.996            11,254

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.617          1.726                --
                                                          2006      1.454          1.617            61,604
                                                          2005      1.408          1.454            49,638
                                                          2004      1.237          1.408            14,076
                                                          2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.490          1.563                --
                                                          2006      1.281          1.490           261,372
                                                          2005      1.250          1.281           261,940
                                                          2004      1.172          1.250           229,404
                                                          2003      1.000          1.172            66,409

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.488          1.547                --
                                                          2006      1.289          1.488           715,249
                                                          2005      1.267          1.289           698,208
                                                          2004      1.143          1.267           196,265
                                                          2003      1.000          1.143            75,228

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.666          1.836                --
                                                          2006      1.507          1.666         1,137,800
                                                          2005      1.415          1.507         1,062,046
                                                          2004      1.158          1.415           293,894
                                                          2003      1.000          1.158            60,058

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.546          1.622                --
                                                          2006      1.460          1.546               367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.302          1.284           102,125
                                                          2010      1.174          1.302           102,125
                                                          2009      1.001          1.174            12,523
                                                          2008      1.621          1.001                --
                                                          2007      1.608          1.621               366

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.897          0.837           261,730
                                                          2010      0.784          0.897           195,275
                                                          2009      0.589          0.784           234,375
                                                          2008      1.024          0.589           248,521
                                                          2007      1.221          1.024           368,658
                                                          2006      1.003          1.221           204,301

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.456          1.289           205,090
                                                          2010      1.238          1.456           312,747
                                                          2009      0.974          1.238           427,726
                                                          2008      1.322          0.974           439,780
                                                          2007      1.356          1.322           175,402
                                                          2006      1.272          1.356            29,616

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.810          1.533           384,410
                                                          2010      1.576          1.810           400,371
                                                          2009      1.030          1.576           311,838
                                                          2008      1.764          1.030           331,540
                                                          2007      1.807          1.764           347,731
                                                          2006      1.639          1.807           331,669

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.417          1.383            66,862
                                                          2010      1.138          1.417           211,735
                                                          2009      0.861          1.138            44,846
                                                          2008      1.424          0.861            36,666
                                                          2007      1.299          1.424            34,246
                                                          2006      1.308          1.299            13,067

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.786          1.629           143,500
                                                          2010      1.653          1.786           207,584
                                                          2009      1.173          1.653           209,841
                                                          2008      2.048          1.173           130,666
                                                          2007      1.595          2.048            68,421
                                                          2006      1.555          1.595            27,866

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.128          1.052             4,929
                                                          2010      0.932          1.128             4,881
                                                          2009      0.692          0.932             4,886
                                                          2008      1.140          0.692            21,115
                                                          2007      1.286          1.140            20,603

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.986          0.935         1,126,428
                                                          2010      0.798          0.986         1,400,106
                                                          2009      0.640          0.798         1,274,647
                                                          2008      1.062          0.640         1,449,408
                                                          2007      1.072          1.062         1,786,274
                                                          2006      1.015          1.072            15,418

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.837          0.796                --
                                                          2008      1.483          0.837            96,149
                                                          2007      1.346          1.483            96,690
                                                          2006      1.362          1.346           101,064

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      1.166          1.069           568,183
                                                          2010      1.114          1.166           659,504

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.008          0.862            25,312

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.637          2.111           334,780
                                                          2010      2.166          2.637           401,594
                                                          2009      1.302          2.166           350,465
                                                          2008      2.841          1.302           413,734

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.715          1.508            38,336
                                                          2010      1.564          1.715            38,336
                                                          2009      1.207          1.564            38,336
                                                          2008      2.127          1.207            51,591
                                                          2007      2.025          2.127            38,336

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.385          1.520         1,532,187
                                                          2010      1.302          1.385         1,363,334
                                                          2009      1.118          1.302         1,244,636
                                                          2008      1.215          1.118         1,401,224
                                                          2007      1.147          1.215         1,531,176

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.486          1.510         2,730,090
                                                          2010      1.396          1.486         2,974,110
                                                          2009      1.252          1.396         3,362,790

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.405          1.320            64,119
                                                          2010      1.227          1.405            66,044
                                                          2009      1.006          1.227            95,151
                                                          2008      1.522          1.006            96,492
                                                          2007      1.472          1.522            90,044
                                                          2006      1.368          1.472           103,358

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.178          1.300                --
                                                          2006      1.118          1.178            56,636

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.685          1.720           640,471
                                                          2010      1.526          1.685           716,141
                                                          2009      1.164          1.526           918,649
                                                          2008      1.325          1.164           962,527
                                                          2007      1.262          1.325           945,939
                                                          2006      1.218          1.262         1,033,734

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.925          0.875         1,544,481
                                                          2010      0.803          0.925         1,742,427
                                                          2009      0.689          0.803         1,817,275
                                                          2008      1.099          0.689         2,195,281
                                                          2007      1.076          1.099         2,545,275
                                                          2006      1.001          1.076         2,054,423

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.998          0.894           994,455
                                                          2010      0.845          0.998         1,012,187
                                                          2009      0.679          0.845         1,020,510
                                                          2008      0.983          0.679         1,142,302
                                                          2007      1.029          0.983         1,424,786
                                                          2006      1.003          1.029         1,438,261

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.410          1.345           169,961
                                                          2010      1.244          1.410           200,943
                                                          2009      0.846          1.244           136,985
                                                          2008      1.584          0.846           137,565
                                                          2007      1.336          1.584           142,130
                                                          2006      1.368          1.336           121,554

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.219          1.277           725,221
                                                          2010      1.145          1.219           845,173
                                                          2009      1.064          1.145           908,048
                                                          2008      1.120          1.064           829,223
                                                          2007      1.072          1.120           792,939
                                                          2006      1.033          1.072           916,555

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.215          1.090           317,484
                                                          2010      1.030          1.215           318,187
                                                          2009      0.818          1.030           239,124

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.515          1.492         3,310,766
                                                          2010      1.531          1.515         1,629,737

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.759          0.750                --
                                                          2008      1.289          0.759             2,007
                                                          2007      1.311          1.289             2,016
                                                          2006      1.275          1.311             2,024

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.270          1.124         1,238,031

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.734          0.766                --
                                                          2008      1.351          0.734           154,813
                                                          2007      1.321          1.351           153,186
                                                          2006      1.302          1.321           153,744

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.132          1.045           215,025
                                                          2010      1.004          1.132           269,583
                                                          2009      0.838          1.004           286,091
                                                          2008      1.396          0.838           304,604
                                                          2007      1.362          1.396           363,098
                                                          2006      1.327          1.362           401,874

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.404          1.389             4,375
                                                          2010      1.277          1.404             4,439
                                                          2009      0.927          1.277             4,401
                                                          2008      1.397          0.927             4,544

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.933          1.011                --
                                                          2010      0.819          0.933            26,785
                                                          2009      0.632          0.819            28,414
                                                          2008      1.078          0.632            29,915
                                                          2007      1.061          1.078            35,574
                                                          2006      1.002          1.061            10,058

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.175          1.195           647,040
                                                          2010      1.085          1.175           787,826
                                                          2009      0.914          1.085           831,264
                                                          2008      1.084          0.914           762,292
                                                          2007      1.043          1.084                --
                                                          2006      1.001          1.043                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.118          1.112           274,017
                                                          2010      1.018          1.118           286,483
                                                          2009      0.836          1.018           168,559
                                                          2008      1.083          0.836           181,770
                                                          2007      1.050          1.083           136,129
                                                          2006      1.002          1.050           393,473

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.057          1.027           340,538
                                                          2010      0.949          1.057           857,655
                                                          2009      0.761          0.949           467,157
                                                          2008      1.084          0.761           497,690
                                                          2007      1.055          1.084           307,398
                                                          2006      1.002          1.055           313,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.994          0.942            66,492
                                                          2010      0.880          0.994            66,656
                                                          2009      0.692          0.880            66,927
                                                          2008      1.084          0.692            70,481
                                                          2007      1.060          1.084           104,848
                                                          2006      1.002          1.060           105,094

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.269          1.270           278,026
                                                          2010      1.126          1.269           352,326
                                                          2009      0.915          1.126           370,799

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.313          1.321         2,010,146
                                                          2010      1.214          1.313         2,092,791
                                                          2009      1.042          1.214         2,189,833
                                                          2008      1.362          1.042         2,358,562
                                                          2007      1.328          1.362         2,660,826
                                                          2006      1.242          1.328         2,769,367

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.470          1.460                --
                                                          2010      1.340          1.470                --
                                                          2009      1.126          1.340                --
                                                          2008      1.488          1.126                --
                                                          2007      1.404          1.488           650,580
                                                          2006      1.270          1.404           697,185

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.012          0.912           857,588
                                                          2010      0.886          1.012           934,556
                                                          2009      0.644          0.886           861,464
                                                          2008      1.100          0.644           976,790
                                                          2007      1.051          1.100         1,145,567
                                                          2006      0.996          1.051         1,107,134

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.062          1.032                --
                                                          2010      0.924          1.062                --
                                                          2009      0.656          0.924                --
                                                          2008      1.149          0.656                --
                                                          2007      1.069          1.149                --
                                                          2006      0.998          1.069                --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.312          1.331            85,363

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.120          1.143                --
                                                          2006      1.130          1.120         2,031,034
                                                          2005      1.124          1.130         1,914,685
                                                          2004      1.048          1.124           195,457
                                                          2003      1.000          1.048            23,365

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.208          1.248                --
                                                          2008      1.171          1.208         3,541,041
                                                          2007      1.093          1.171         4,065,770
                                                          2006      1.070          1.093         4,631,702
                                                          2005      1.060          1.070         4,171,370
                                                          2004      1.027          1.060         1,307,602
                                                          2003      1.000          1.027           433,786

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.880          2.036                --
                                                          2006      1.495          1.880            23,608
                                                          2005      1.353          1.495            23,608
                                                          2004      1.183          1.353            23,608
                                                          2003      1.000          1.183            33,416

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.874          2.001                --
                                                          2006      1.623          1.874           139,027
                                                          2005      1.540          1.623           142,926
                                                          2004      1.239          1.540            62,872
                                                          2003      1.000          1.239            20,094

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.279          1.362                --
                                                          2005      1.194          1.279           101,007
                                                          2004      1.139          1.194            60,507
                                                          2003      1.000          1.139                --

  Travelers Equity Income Subaccount (11/99)............  2006      1.263          1.327                --
                                                          2005      1.228          1.263           534,570
                                                          2004      1.135          1.228           391,687
                                                          2003      1.000          1.135            69,396

  Travelers Large Cap Subaccount (11/99)................  2006      1.264          1.302                --
                                                          2005      1.181          1.264            72,583
                                                          2004      1.126          1.181            47,524
                                                          2003      1.000          1.126             5,614

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.078          1.146                --
                                                          2005      1.000          1.078                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.031          1.035                --
                                                          2005      1.000          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.046          1.084                --
                                                          2005      1.000          1.046           263,941

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.065          1.111                --
                                                          2005      1.000          1.065            57,404

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.038          1.058                --
                                                          2005      1.000          1.038           237,088

  Travelers Managed Income Subaccount (11/99)...........  2006      1.042          1.033                --
                                                          2005      1.044          1.042           965,472
                                                          2004      1.031          1.044           295,559
                                                          2003      1.000          1.031            53,533

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.375          1.460                --
                                                          2005      1.246          1.375                --
                                                          2004      1.092          1.246                --
                                                          2003      1.000          1.092                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.293          1.368                --
                                                          2005      1.274          1.293           121,554
                                                          2004      1.134          1.274                --
                                                          2003      1.000          1.134                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.202          1.242                --
                                                          2005      1.186          1.202         2,621,838
                                                          2004      1.081          1.186           575,631
                                                          2003      1.000          1.081           128,724

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.175          1.270                --
                                                          2005      1.121          1.175           693,928
                                                          2004      1.000          1.121            35,600

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.427          1.639                --
                                                          2005      1.323          1.427           391,446
                                                          2004      1.161          1.323            50,466
                                                          2003      1.000          1.161             2,995

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.290          1.368                --
                                                          2005      1.236          1.290            97,741
                                                          2004      1.129          1.236            21,292
                                                          2003      1.000          1.129             6,024

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.062          1.118                --
                                                          2005      1.000          1.062             9,705

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.206          1.218                --
                                                          2005      1.181          1.206           736,357
                                                          2004      1.081          1.181            75,636
                                                          2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.220          1.273                --
                                                          2005      1.214          1.220            82,675
                                                          2004      1.119          1.214            35,718
                                                          2003      1.000          1.119                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.136          1.308                --
                                                          2005      1.000          1.136            13,070

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.272                --
                                                          2005      1.000          1.109             9,646

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.228          1.275                --
                                                          2005      1.157          1.228               893
                                                          2004      1.131          1.157               896
                                                          2003      1.000          1.131                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.50% (B)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.275          1.213               --
                                                          2007      1.117          1.275            5,206
                                                          2006      1.114          1.117            5,206
                                                          2005      1.058          1.114            5,206
                                                          2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.102          1.148               --
                                                          2005      1.080          1.102           18,757
                                                          2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.184          1.148               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.480          1.315           11,427
                                                          2010      1.358          1.480           11,442
                                                          2009      0.978          1.358           11,458
                                                          2008      1.628          0.978           11,265
                                                          2007      1.454          1.628           11,280
                                                          2006      1.238          1.454           19,793
                                                          2005      1.112          1.238           16,651
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.245          1.163           17,822
                                                          2010      1.076          1.245           18,097
                                                          2009      0.791          1.076           18,397
                                                          2008      1.448          0.791           18,757
                                                          2007      1.322          1.448           19,046
                                                          2006      1.230          1.322           19,343
                                                          2005      1.085          1.230            8,719
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.066          1.021           26,998
                                                          2010      0.981          1.066           28,249
                                                          2009      0.766          0.981           31,707
                                                          2008      1.264          0.766           33,395
                                                          2007      1.234          1.264           43,620
                                                          2006      1.098          1.234           52,545
                                                          2005      1.064          1.098           41,723
                                                          2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.347          1.329               --
                                                          2005      1.168          1.347               --
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.345          1.740               --
                                                          2005      1.287          1.345            5,334
                                                          2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.199          1.300               --
                                                          2005      1.116          1.199               --
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.201          1.335               --
                                                          2005      1.118          1.201               --
                                                          2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.330          1.263           22,576
                                                          2010      1.165          1.330           22,987
                                                          2009      0.880          1.165           23,437
                                                          2008      1.573          0.880           15,016
                                                          2007      1.373          1.573           15,447
                                                          2006      1.261          1.373           15,893
                                                          2005      1.107          1.261           16,430
                                                          2004      1.000          1.107               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      1.752          1.523           15,782
                                                          2010      1.397          1.752           15,900
                                                          2009      1.025          1.397           16,029
                                                          2008      1.741          1.025            6,192
                                                          2007      1.547          1.741            6,311
                                                          2006      1.411          1.547            6,434
                                                          2005      1.226          1.411            3,317
                                                          2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.216          1.214            3,417
                                                          2010      1.106          1.216            3,564
                                                          2009      0.837          1.106            3,725
                                                          2008      1.219          0.837            3,920
                                                          2007      1.205          1.219            4,076
                                                          2006      1.045          1.205               --
                                                          2005      1.000          1.045               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.246          1.156            7,579
                                                          2010      1.001          1.246            8,404
                                                          2009      0.715          1.001            9,306
                                                          2008      1.274          0.715           10,423
                                                          2007      1.175          1.274           10,423
                                                          2006      1.108          1.175           10,423
                                                          2005      1.084          1.108           10,423
                                                          2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.185          1.369               --
                                                          2005      1.099          1.185               --
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.458          1.134               --
                                                          2007      1.957          2.458               --
                                                          2006      1.567          1.957           20,200
                                                          2005      1.260          1.567           20,213
                                                          2004      1.000          1.260               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.360          1.186            4,448
                                                          2010      1.287          1.360            4,639
                                                          2009      0.963          1.287            4,848
                                                          2008      1.655          0.963           17,031
                                                          2007      1.470          1.655           17,241
                                                          2006      1.241          1.470           17,459
                                                          2005      1.155          1.241           11,951
                                                          2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.188          1.411               --
                                                          2005      1.119          1.188               --
                                                          2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.528          1.466           11,342
                                                          2010      1.248          1.528           11,352
                                                          2009      0.886          1.248           11,363
                                                          2008      1.619          0.886           11,374
                                                          2007      1.363          1.619               --
                                                          2006      1.234          1.363               --
                                                          2005      1.129          1.234               --
                                                          2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.141          1.271               --
                                                          2005      1.125          1.141               --
                                                          2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.113          1.181               --
                                                          2006      1.063          1.113               --
                                                          2005      1.025          1.063               --
                                                          2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.859          0.907               --
                                                          2009      0.729          0.859           10,966
                                                          2008      1.273          0.729           10,976
                                                          2007      1.244          1.273           10,983
                                                          2006      1.107          1.244           10,989
                                                          2005      1.066          1.107           10,997
                                                          2004      1.000          1.066               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.133          1.133           23,881
                                                          2010      0.929          1.133           26,097
                                                          2009      0.708          0.929           28,522
                                                          2008      1.218          0.708           31,520
                                                          2007      1.231          1.218           31,678
                                                          2006      1.160          1.231           27,739
                                                          2005      1.065          1.160           27,746
                                                          2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.147          1.148            5,232
                                                          2010      1.044          1.147            5,457
                                                          2009      0.876          1.044            5,703
                                                          2008      1.271          0.876            6,001
                                                          2007      1.202          1.271            6,240
                                                          2006      1.074          1.202            6,488
                                                          2005      1.056          1.074               --
                                                          2004      1.000          1.056               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.804          0.788               --
                                                          2008      1.168          0.804               --
                                                          2007      1.171          1.168               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      0.995          1.048               --
                                                          2010      0.905          0.995           16,884
                                                          2009      0.662          0.905           16,897
                                                          2008      1.173          0.662           16,911
                                                          2007      1.181          1.173           16,923
                                                          2006      1.065          1.181           16,933
                                                          2005      1.038          1.065           16,944
                                                          2004      1.000          1.038               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.068          1.157               --
                                                          2010      0.979          1.068               --
                                                          2009      0.822          0.979               --
                                                          2008      1.180          0.822               --
                                                          2007      1.137          1.180               --
                                                          2006      0.988          1.137               --
                                                          2005      1.015          0.988               --
                                                          2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.153          1.127               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      0.962          1.011          205,299
                                                          2010      0.880          0.962          205,314
                                                          2009      0.736          0.880          214,154
                                                          2008      1.160          0.736          214,171
                                                          2007      1.129          1.160          219,668
                                                          2006      1.048          1.129          219,668
                                                          2005      1.030          1.048          189,241
                                                          2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/99)..........................  2011      1.079          0.987               --
                                                          2010      0.948          1.079               --
                                                          2009      0.752          0.948               --
                                                          2008      1.215          0.752               --
                                                          2007      1.231          1.215               --
                                                          2006      1.080          1.231            9,129
                                                          2005      1.057          1.080            9,134
                                                          2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      0.968          0.938               --
                                                          2010      0.903          0.968               --
                                                          2009      0.651          0.903               --
                                                          2008      1.064          0.651               --
                                                          2007      1.036          1.064               --
                                                          2006      1.015          1.036               --
                                                          2005      0.989          1.015               --
                                                          2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.066          1.091               --
                                                          2010      0.999          1.066               --
                                                          2009      0.822          0.999               --
                                                          2008      1.310          0.822               --
                                                          2007      1.293          1.310               --
                                                          2006      1.121          1.293               --
                                                          2005      1.079          1.121               --
                                                          2004      1.000          1.079               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.352          1.267               --
                                                          2010      1.132          1.352               --
                                                          2009      0.853          1.132               --
                                                          2008      1.352          0.853               --
                                                          2007      1.294          1.352               --
                                                          2006      1.155          1.294               --
                                                          2005      1.094          1.155               --
                                                          2004      1.000          1.094               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.383          1.367            2,455
                                                          2010      1.132          1.383            2,458
                                                          2009      0.813          1.132            2,462
                                                          2008      1.407          0.813            2,466
                                                          2007      1.311          1.407           14,686
                                                          2006      1.192          1.311               --
                                                          2005      1.165          1.192               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.761          0.739               --
                                                          2008      1.249          0.761               --
                                                          2007      1.220          1.249               --
                                                          2006      1.087          1.220               --
                                                          2005      1.069          1.087               --
                                                          2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.141          1.154               --
                                                          2006      1.042          1.141               --
                                                          2005      1.032          1.042               --
                                                          2004      1.000          1.032               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.937          0.923               --
                                                          2010      0.879          0.937               --
                                                          2009      0.768          0.879               --
                                                          2008      0.999          0.768               --
                                                          2007      1.011          0.999               --
                                                          2006      0.995          1.011               --
                                                          2005      0.997          0.995               --
                                                          2004      1.000          0.997               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.166          1.186               --
                                                          2010      1.072          1.166               --
                                                          2009      0.921          1.072               --
                                                          2008      1.094          0.921               --
                                                          2007      1.100          1.094               --
                                                          2006      1.070          1.100               --
                                                          2005      1.069          1.070               --
                                                          2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.391          1.390               --
                                                          2010      1.223          1.391               --
                                                          2009      0.784          1.223               --
                                                          2008      1.148          0.784               --
                                                          2007      1.174          1.148               --
                                                          2006      1.085          1.174               --
                                                          2005      1.084          1.085               --
                                                          2004      1.000          1.084               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.017          1.008               --
                                                          2009      1.040          1.017           71,392
                                                          2008      1.039          1.040           91,296
                                                          2007      1.016          1.039           91,346
                                                          2006      0.995          1.016               --
                                                          2005      0.993          0.995               --
                                                          2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.316          1.400               --
                                                          2006      1.195          1.316           14,666
                                                          2005      1.168          1.195           14,679
                                                          2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.235          1.292               --
                                                          2006      1.072          1.235               --
                                                          2005      1.056          1.072               --
                                                          2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.266          1.311               --
                                                          2006      1.106          1.266            8,894
                                                          2005      1.099          1.106            8,901
                                                          2004      1.000          1.099               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.340          1.473               --
                                                          2006      1.224          1.340           46,591
                                                          2005      1.160          1.224           40,707
                                                          2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.368          1.430               --
                                                          2006      1.299          1.368            7,396

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.108          1.083            5,959
                                                          2010      1.009          1.108            6,215
                                                          2009      0.868          1.009            6,497
                                                          2008      1.420          0.868            6,839
                                                          2007      1.418          1.420            7,112

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.858          0.793            5,944
                                                          2010      0.757          0.858            6,200
                                                          2009      0.574          0.757            6,479
                                                          2008      1.008          0.574            6,818
                                                          2007      1.213          1.008            7,090
                                                          2006      1.003          1.213            7,371

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.380          1.210            2,969
                                                          2010      1.184          1.380            3,097
                                                          2009      0.940          1.184            3,236
                                                          2008      1.289          0.940            3,406
                                                          2007      1.335          1.289            3,541
                                                          2006      1.260          1.335               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.479          1.241           15,292
                                                          2010      1.299          1.479           16,617
                                                          2009      0.857          1.299           18,067
                                                          2008      1.482          0.857           19,856
                                                          2007      1.533          1.482           20,091
                                                          2006      1.400          1.533           13,954

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.343          1.299            4,989
                                                          2010      1.089          1.343               --
                                                          2009      0.832          1.089               --
                                                          2008      1.389          0.832               --
                                                          2007      1.279          1.389               --
                                                          2006      1.296          1.279               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.460          1.320           10,196
                                                          2010      1.365          1.460           15,196
                                                          2009      0.977          1.365           15,209
                                                          2008      1.723          0.977           10,225
                                                          2007      1.354          1.723               --
                                                          2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.069          0.988               --
                                                          2010      0.892          1.069               --
                                                          2009      0.669          0.892               --
                                                          2008      1.112          0.669               --
                                                          2007      1.262          1.112               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.943          0.886           46,398
                                                          2010      0.770          0.943           48,422
                                                          2009      0.624          0.770           53,037
                                                          2008      1.045          0.624           55,760
                                                          2007      1.065          1.045           57,937
                                                          2006      1.015          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.711          0.674               --
                                                          2008      1.272          0.711               --
                                                          2007      1.165          1.272               --
                                                          2006      1.187          1.165               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.946          0.860           10,949
                                                          2010      0.910          0.946           10,958

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.961          0.817            6,465

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.021          1.602           17,717
                                                          2010      1.675          2.021           17,730
                                                          2009      1.017          1.675           17,744
                                                          2008      2.233          1.017            9,141

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.387          1.208               --
                                                          2010      1.276          1.387               --
                                                          2009      0.995          1.276               --
                                                          2008      1.769          0.995               --
                                                          2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.242          1.350            5,523
                                                          2010      1.179          1.242            5,527
                                                          2009      1.021          1.179            5,532
                                                          2008      1.121          1.021           22,786
                                                          2007      1.065          1.121           22,800

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.382          1.390           45,073
                                                          2010      1.310          1.382           46,615
                                                          2009      1.182          1.310           52,752

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.173          1.092               --
                                                          2010      1.035          1.173               --
                                                          2009      0.856          1.035               --
                                                          2008      1.307          0.856               --
                                                          2007      1.277          1.307               --
                                                          2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.160          1.276               --
                                                          2006      1.108          1.160               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.487          1.503               --
                                                          2010      1.359          1.487               --
                                                          2009      1.047          1.359               --
                                                          2008      1.203          1.047               --
                                                          2007      1.156          1.203               --
                                                          2006      1.123          1.156               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.885          0.829           31,197
                                                          2010      0.776          0.885           32,274
                                                          2009      0.672          0.776           33,453
                                                          2008      1.082          0.672           34,883
                                                          2007      1.069          1.082           46,537
                                                          2006      1.001          1.069           20,849

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.955          0.847            4,991
                                                          2010      0.816          0.955            4,997
                                                          2009      0.662          0.816            5,005
                                                          2008      0.967          0.662            5,013
                                                          2007      1.023          0.967            5,019
                                                          2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.121          1.059               --
                                                          2010      0.998          1.121               --
                                                          2009      0.686          0.998               --
                                                          2008      1.296          0.686               --
                                                          2007      1.104          1.296               --
                                                          2006      1.137          1.104               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.134          1.177            6,280
                                                          2010      1.075          1.134            6,549
                                                          2009      1.008          1.075            6,845
                                                          2008      1.072          1.008            7,203
                                                          2007      1.036          1.072            7,490
                                                          2006      1.004          1.036               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.013          0.900               --
                                                          2010      0.867          1.013               --
                                                          2009      0.692          0.867               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.180          1.151           59,910
                                                          2010      1.200          1.180           59,944

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.654          0.645               --
                                                          2008      1.122          0.654               --
                                                          2007      1.152          1.122               --
                                                          2006      1.127          1.152               --

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.045          0.919           16,871

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.627          0.653               --
                                                          2008      1.165          0.627               --
                                                          2007      1.150          1.165               --
                                                          2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.959          0.877               --
                                                          2010      0.859          0.959               --
                                                          2009      0.724          0.859               --
                                                          2008      1.217          0.724               --
                                                          2007      1.199          1.217               --
                                                          2006      1.176          1.199               --

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.191          1.168            3,785
                                                          2010      1.094          1.191            4,197
                                                          2009      0.801          1.094            4,648
                                                          2008      1.216          0.801            5,206

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.892          0.964               --
                                                          2010      0.790          0.892            6,470
                                                          2009      0.616          0.790            6,475
                                                          2008      1.061          0.616            6,481
                                                          2007      1.054          1.061           22,245
                                                          2006      1.002          1.054           22,260

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.124          1.132               --
                                                          2010      1.047          1.124               --
                                                          2009      0.891          1.047               --
                                                          2008      1.067          0.891               --
                                                          2007      1.036          1.067               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.069          1.054               --
                                                          2010      0.983          1.069               --
                                                          2009      0.815          0.983               --
                                                          2008      1.066          0.815               --
                                                          2007      1.043          1.066               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.011          0.973               --
                                                          2010      0.916          1.011               --
                                                          2009      0.742          0.916               --
                                                          2008      1.067          0.742               --
                                                          2007      1.048          1.067               --
                                                          2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.950          0.892              453
                                                          2010      0.850          0.950              455
                                                          2009      0.675          0.850              458
                                                          2008      1.066          0.675              460
                                                          2007      1.053          1.066              462
                                                          2006      1.002          1.053              464

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      3.072          3.045               --
                                                          2010      2.751          3.072               --
                                                          2009      2.250          2.751               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.145          1.141           27,563
                                                          2010      1.068          1.145           28,112
                                                          2009      0.925          1.068           32,888
                                                          2008      1.221          0.925           33,617
                                                          2007      1.202          1.221           36,780
                                                          2006      1.132          1.202           37,379

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.306          1.285               --
                                                          2010      1.202          1.306               --
                                                          2009      1.020          1.202               --
                                                          2008      1.452          1.020               --
                                                          2007      1.383          1.452            4,773
                                                          2006      1.259          1.383            4,779

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.968          0.864               --
                                                          2010      0.856          0.968               --
                                                          2009      0.628          0.856               --
                                                          2008      1.083          0.628               --
                                                          2007      1.045          1.083               --
                                                          2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.016          0.978               --
                                                          2010      0.892          1.016               --
                                                          2009      0.640          0.892               --
                                                          2008      1.131          0.640               --
                                                          2007      1.062          1.131               --
                                                          2006      0.998          1.062               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.187          1.196               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.043          1.061               --
                                                          2006      1.062          1.043           42,503
                                                          2005      1.067          1.062           42,529
                                                          2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.145          1.179               --
                                                          2008      1.120          1.145           44,894
                                                          2007      1.056          1.120           47,971
                                                          2006      1.043          1.056           48,315
                                                          2005      1.043          1.043           23,897
                                                          2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.579          1.704               --
                                                          2006      1.267          1.579               --
                                                          2005      1.158          1.267               --
                                                          2004      1.000          1.158               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.424          1.516               --
                                                          2006      1.244          1.424            3,585
                                                          2005      1.192          1.244            3,590
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.118          1.187               --
                                                          2005      1.054          1.118               --
                                                          2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.122          1.176               --
                                                          2005      1.101          1.122               --
                                                          2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.111          1.141               --
                                                          2005      1.048          1.111               --
                                                          2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.072          1.136               --
                                                          2005      1.000          1.072           19,639

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.025          1.025               --
                                                          2005      1.000          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.041          1.075               --
                                                          2005      1.000          1.041               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.059          1.101               --
                                                          2005      1.000          1.059              424

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.032          1.049               --
                                                          2005      1.000          1.032               --

  Travelers Managed Income Subaccount (11/99)...........  2006      1.016          1.004               --
                                                          2005      1.028          1.016               --
                                                          2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.227          1.299               --
                                                          2005      1.123          1.227               --
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.078          1.137               --
                                                          2005      1.073          1.078               --
                                                          2004      1.000          1.073               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.099          1.132               --
                                                          2005      1.095          1.099           23,722
                                                          2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.259               --
                                                          2005      1.125          1.168            4,785
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.222          1.400               --
                                                          2005      1.144          1.222           13,954
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.129          1.195               --
                                                          2005      1.092          1.129               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.056          1.108               --
                                                          2005      1.000          1.056               --

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.115          1.123               --
                                                          2005      1.103          1.115               --
                                                          2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.092          1.136               --
                                                          2005      1.097          1.092               --
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.129          1.296               --
                                                          2005      1.000          1.129               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.102          1.260               --
                                                          2005      1.000          1.102               --

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.089          1.127               --
                                                          2005      1.036          1.089               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.




Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-05-09-86

               PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect XTRA Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       PIMCO Inflation Protected Bond
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Total Return Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Pioneer Fund Portfolio -- Class A
  Contrafund(R) Portfolio                          Pioneer Strategic Income Portfolio -- Class
  Mid Cap Portfolio                                   A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     RCM Technology Portfolio -- Class B
  TRUST -- CLASS 2                                 T. Rowe Price Large Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable                METROPOLITAN SERIES FUND
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap                                       BlackRock Bond Income Portfolio -- Class A
  Value Portfolio -- Class I                       BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Conservative Allocation
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social                                        MetLife Conservative to Moderate Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
  Harris Oakmark International                     Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      T. Rowe Price Small Cap Growth
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Western Asset Management U.S. Government
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               3%
         8 years               9 years               1%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               3%
         8 years               9 years               1%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                     STANDARD DEATH    ENHANCED DEATH
                                                                         BENEFIT           BENEFIT
                                                                     --------------    --------------
Mortality and Expense Risk Charge................................         1.25%(5)          1.45%(5)
Administrative Expense Charge....................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.......................................................         1.40%             1.60%
Optional E.S.P. Charge...........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..         1.60%             1.80%
Optional GMWB I Charge(maximum upon reset).......................         1.00%(6)          1.00%(6)
Optional GMWB II Charge(maximum upon reset)......................         1.00%(6)          1.00%(6)
Optional GMWB III Charge.........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..         2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.......................................................         2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.......................................................         1.65%             1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.......................................................         2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.......................................................         2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.......................................................         1.85%             2.05%



(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.20%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the

Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.


                                    TRANSFERS

--------------------------------------------------------------------------------




We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------



The following information has been added to the "TERMINATION" section:



In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.081          1.159                 --
                                                          2006      1.000          1.081          1,780,294

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.816          0.857                 --
                                                          2005      0.783          0.816          2,240,677
                                                          2004      0.751          0.783          2,581,400
                                                          2003      0.609          0.751          2,974,331
                                                          2002      0.885          0.609          2,953,033

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      0.756          0.741                 --
                                                          2005      0.668          0.756         14,509,821
                                                          2004      0.625          0.668         17,758,948
                                                          2003      0.514          0.625         21,480,103
                                                          2002      0.753          0.514         24,199,251

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.573          1.413          3,304,774
                                                          2010      1.427          1.573          4,508,589
                                                          2009      1.017          1.427          6,535,556
                                                          2008      1.674          1.017          8,776,699
                                                          2007      1.478          1.674         10,269,087
                                                          2006      1.245          1.478         10,782,532
                                                          2005      1.106          1.245         11,204,668
                                                          2004      0.989          1.106         11,492,390
                                                          2003      0.741          0.989         10,688,629
                                                          2002      0.880          0.741         10,705,523

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.346          1.270          9,618,255
                                                          2010      1.150          1.346         12,820,347
                                                          2009      0.836          1.150         17,052,704
                                                          2008      1.514          0.836         23,679,695
                                                          2007      1.366          1.514         28,314,714
                                                          2006      1.257          1.366         31,490,871
                                                          2005      1.097          1.257         32,527,546
                                                          2004      0.989          1.097         33,020,022
                                                          2003      0.733          0.989         31,943,053
                                                          2002      0.984          0.733         30,252,335

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.360          1.316          6,616,776
                                                          2010      1.238          1.360          9,812,474
                                                          2009      0.956          1.238         13,595,096
                                                          2008      1.560          0.956         16,565,581
                                                          2007      1.507          1.560         19,324,301
                                                          2006      1.326          1.507         20,871,846
                                                          2005      1.271          1.326         22,816,016
                                                          2004      1.167          1.271         23,762,766
                                                          2003      0.894          1.167         21,994,508
                                                          2002      1.110          0.894         20,460,071

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      0.676          0.670                 --
                                                          2005      0.580          0.676          9,026,420
                                                          2004      0.492          0.580          9,942,273
                                                          2003      0.400          0.492         10,885,665
                                                          2002      0.541          0.400         11,950,003

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00)................................................  2007      1.664          1.744                 --
                                                          2006      1.273          1.664            554,955
                                                          2005      1.009          1.273            596,841
                                                          2004      0.819          1.009            706,967
                                                          2003      0.581          0.819            625,271
                                                          2002      0.667          0.581            471,018

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      2.347          3.069                 --
                                                          2005      2.221          2.347          2,003,006
                                                          2004      1.714          2.221          2,200,164
                                                          2003      1.297          1.714          2,287,626
                                                          2002      1.258          1.297          2,253,063

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/00)................................................  2008      1.109          1.062                 --
                                                          2007      1.050          1.109            937,157
                                                          2006      0.914          1.050          1,261,589
                                                          2005      0.888          0.914          1,489,886
                                                          2004      0.857          0.888          1,751,830
                                                          2003      0.717          0.857          2,118,728
                                                          2002      0.873          0.717          1,747,186

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00)........................................  2008      1.017          0.961                 --
                                                          2007      1.160          1.017          2,769,217
                                                          2006      1.133          1.160          3,188,419
                                                          2005      1.086          1.133          3,695,062
                                                          2004      0.989          1.086          4,250,147
                                                          2003      0.762          0.989          5,229,086
                                                          2002      0.955          0.762          4,778,720

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.315          1.431                 --
                                                          2005      1.210          1.315            106,102
                                                          2004      1.074          1.210             81,643
                                                          2003      1.000          1.074              1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.312          1.463                 --
                                                          2005      1.208          1.312            206,586
                                                          2004      1.068          1.208            143,049
                                                          2003      1.000          1.068             17,802

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2011      1.297          1.243          1,967,996
                                                          2010      1.124          1.297          2,388,294
                                                          2009      0.842          1.124          2,649,177
                                                          2008      1.490          0.842          3,155,346
                                                          2007      1.288          1.490          3,836,656
                                                          2006      1.172          1.288          4,870,666
                                                          2005      1.019          1.172          5,669,067
                                                          2004      0.897          1.019          4,865,596
                                                          2003      0.710          0.897          5,663,906
                                                          2002      0.796          0.710          5,624,914

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)..............................  2011      1.198          1.149             54,735
                                                          2010      1.030          1.198             77,069
                                                          2009      0.769          1.030            114,871
                                                          2008      1.330          0.769            134,865
                                                          2007      1.263          1.330            134,871
                                                          2006      1.126          1.263            265,775
                                                          2005      0.946          1.126            262,122
                                                          2004      0.947          0.946            174,562
                                                          2003      0.769          0.947            173,113
                                                          2002      0.843          0.769            128,266

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.334          2.052          1,336,507
                                                          2010      1.841          2.334          1,730,912
                                                          2009      1.336          1.841          2,197,128
                                                          2008      2.243          1.336          2,766,614
                                                          2007      1.972          2.243          3,530,014
                                                          2006      1.779          1.972          4,304,526
                                                          2005      1.529          1.779          3,913,427
                                                          2004      1.244          1.529          3,327,742
                                                          2003      0.912          1.244          2,348,150
                                                          2002      1.028          0.912          1,242,019

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.262          1.474                 --
                                                          2005      1.158          1.262          2,246,360
                                                          2004      1.043          1.158          2,204,097
                                                          2003      0.845          1.043          1,732,159
                                                          2002      1.000          0.845            752,546

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.589          3.267                 --
                                                          2007      2.826          3.589          1,207,065
                                                          2006      2.238          2.826          1,178,293
                                                          2005      1.781          2.238            866,668
                                                          2004      1.448          1.781            314,373
                                                          2003      1.000          1.448            158,913

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.362          1.200          1,926,465
                                                          2010      1.274          1.362          2,871,739
                                                          2009      0.943          1.274          4,045,368
                                                          2008      1.603          0.943          5,460,973
                                                          2007      1.408          1.603          6,850,794
                                                          2006      1.176          1.408          7,200,506
                                                          2005      1.082          1.176          6,601,599
                                                          2004      0.926          1.082          6,319,510
                                                          2003      0.710          0.926          6,104,576
                                                          2002      0.884          0.710          6,129,697

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.267          1.522                 --
                                                          2005      1.180          1.267          1,685,141
                                                          2004      1.032          1.180          1,125,537
                                                          2003      0.792          1.032            782,726
                                                          2002      1.000          0.792            181,572

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.069          1.094                 --
                                                          2005      1.070          1.069            151,164
                                                          2004      1.000          1.070             12,731

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.066          1.102                 --
                                                          2005      1.004          1.066          4,424,440
                                                          2004      0.941          1.004          5,382,430
                                                          2003      0.839          0.941          6,927,416
                                                          2002      0.911          0.839          7,581,764

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.096          1.112                 --
                                                          2009      0.885          1.096            499,212
                                                          2008      1.264          0.885            657,478
                                                          2007      1.053          1.264          1,114,143
                                                          2006      1.004          1.053          1,164,304
                                                          2005      0.907          1.004          1,372,955
                                                          2004      0.805          0.907          1,674,968
                                                          2003      0.647          0.805          1,945,487
                                                          2002      0.931          0.647          1,999,238

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2011      0.510          0.546                 --
                                                          2010      0.415          0.510          1,481,244
                                                          2009      0.269          0.415          1,679,598
                                                          2008      0.486          0.269          1,601,825
                                                          2007      0.405          0.486          1,900,914
                                                          2006      0.381          0.405          2,194,160
                                                          2005      0.346          0.381          2,619,917
                                                          2004      0.349          0.346          3,267,853
                                                          2003      0.242          0.349          4,069,338
                                                          2002      0.415          0.242          4,945,332

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.732          0.690                 --
                                                          2007      0.679          0.732          3,203,294
                                                          2006      0.584          0.679          3,629,627
                                                          2005      0.561          0.584          4,121,487
                                                          2004      0.544          0.561          5,192,633
                                                          2003      0.446          0.544          6,091,988
                                                          2002      0.609          0.446          7,260,214

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.552          1.745                 --
                                                          2005      1.513          1.552            904,759
                                                          2004      1.336          1.513            704,769
                                                          2003      1.000          1.336            135,336

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.417          1.432          4,882,229
                                                          2010      1.150          1.417          6,865,993
                                                          2009      0.867          1.150          8,863,549
                                                          2008      1.475          0.867         11,115,241
                                                          2007      1.527          1.475         14,337,163

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.207          1.221          2,128,887
                                                          2010      1.087          1.207          4,123,032
                                                          2009      0.902          1.087          5,277,596
                                                          2008      1.295          0.902          6,308,003
                                                          2007      1.249          1.295          7,606,766

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/00)...........................  2011      1.436          1.328          4,499,116
                                                          2010      1.249          1.436          6,657,584
                                                          2009      0.979          1.249          9,098,243
                                                          2008      1.565          0.979         11,651,028
                                                          2007      1.632          1.565         15,106,609

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.963          0.943          4,960,813
                                                          2010      0.889          0.963          6,257,679
                                                          2009      0.633          0.889          8,039,708
                                                          2008      1.024          0.633          9,601,121
                                                          2007      1.022          1.024         12,883,012

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.239          1.283          2,576,730
                                                          2010      1.148          1.239          3,966,470
                                                          2009      0.935          1.148          5,351,392
                                                          2008      1.473          0.935          6,838,329
                                                          2007      1.438          1.473          8,622,287
                                                          2006      1.233          1.438          5,267,293
                                                          2005      1.174          1.233          6,832,327
                                                          2004      1.078          1.174          7,489,467
                                                          2003      0.826          1.078          9,295,658
                                                          2002      1.089          0.826          9,112,240

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.739          1.738            554,803
                                                          2010      1.408          1.739            945,937
                                                          2009      1.000          1.408          1,405,369
                                                          2008      1.711          1.000          1,621,532
                                                          2007      1.577          1.711          2,144,453
                                                          2006      1.419          1.577          2,035,980
                                                          2005      1.371          1.419          2,268,985
                                                          2004      1.208          1.371          2,498,510
                                                          2003      0.823          1.208          3,124,598
                                                          2002      1.278          0.823          2,480,761

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.641          0.624                 --
                                                          2008      1.040          0.641         12,693,914
                                                          2007      1.005          1.040         15,657,792
                                                          2006      0.885          1.005         17,201,078
                                                          2005      0.861          0.885         18,668,787
                                                          2004      0.792          0.861         20,708,200
                                                          2003      0.629          0.792         21,534,844
                                                          2002      0.822          0.629         19,144,260

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.279          1.261             12,461
                                                          2010      1.157          1.279             12,465
                                                          2009      0.955          1.157              6,865
                                                          2008      1.295          0.955             30,543
                                                          2007      1.184          1.295             22,838
                                                          2006      1.115          1.184             21,004
                                                          2005      1.083          1.115             25,877
                                                          2004      1.000          1.083             23,686

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      1.001          0.989                 --
                                                          2010      0.929          1.001            352,027
                                                          2009      0.803          0.929            280,609
                                                          2008      1.033          0.803            281,911
                                                          2007      1.033          1.033            717,460
                                                          2006      1.006          1.033            715,218
                                                          2005      0.997          1.006            517,025
                                                          2004      0.999          0.997            406,094
                                                          2003      1.000          0.999              4,637

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.564          1.642                 --
                                                          2006      1.343          1.564          7,813,614
                                                          2005      1.309          1.343          8,915,888
                                                          2004      1.225          1.309          9,882,370
                                                          2003      0.894          1.225         10,794,421
                                                          2002      1.209          0.894         11,278,090

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.205          1.257                 --
                                                          2006      1.173          1.205            372,341
                                                          2005      1.130          1.173            476,407
                                                          2004      1.140          1.130            526,632
                                                          2003      0.800          1.140            553,513
                                                          2002      1.000          0.800             61,512

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.337          1.385                 --
                                                          2006      1.220          1.337            486,087
                                                          2005      1.126          1.220            630,194
                                                          2004      1.047          1.126            523,018
                                                          2003      0.758          1.047            395,831
                                                          2002      1.000          0.758             93,023

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.243          1.300                 --
                                                          2006      1.122          1.243            303,032
                                                          2005      1.098          1.122            316,397
                                                          2004      1.027          1.098            315,958
                                                          2003      0.800          1.027            448,856
                                                          2002      1.000          0.800             35,189

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.628          1.693                 --
                                                          2006      1.408          1.628          1,304,070
                                                          2005      1.382          1.408          1,176,352
                                                          2004      1.244          1.382            758,761
                                                          2003      1.000          1.244            322,890

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.820          2.007                 --
                                                          2006      1.644          1.820          1,425,463
                                                          2005      1.541          1.644          1,731,555
                                                          2004      1.260          1.541          1,364,837
                                                          2003      1.000          1.260            563,081

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.104          1.140                 --
                                                          2005      1.078          1.104            263,348
                                                          2004      1.000          1.078            146,049

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.532          1.478                 --
                                                          2007      1.465          1.532          1,341,440
                                                          2006      1.537          1.465          1,342,391

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)................................................  2011      1.747          1.768            855,786
                                                          2010      1.525          1.747          1,071,955
                                                          2009      1.049          1.525          1,100,531
                                                          2008      1.402          1.049          1,182,005
                                                          2007      1.384          1.402          1,487,788
                                                          2006      1.311          1.384          1,791,034

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.014          1.064                 --
                                                          2006      0.956          1.014          2,746,910

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.859          0.849          1,581,179
                                                          2010      0.774          0.859          1,622,335
                                                          2009      0.658          0.774          1,864,041
                                                          2008      1.064          0.658          2,112,606
                                                          2007      1.055          1.064          2,310,021

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.904          0.844          1,307,360
                                                          2010      0.788          0.904          1,729,280
                                                          2009      0.592          0.788          2,217,501
                                                          2008      1.026          0.592          2,536,743
                                                          2007      1.222          1.026          3,296,651
                                                          2006      1.003          1.222          5,013,740

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.469          1.302            145,407
                                                          2010      1.246          1.469            234,076
                                                          2009      0.979          1.246            250,969
                                                          2008      1.328          0.979            474,296
                                                          2007      1.360          1.328            348,607
                                                          2006      1.274          1.360             81,035

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.177          0.999          1,333,806
                                                          2010      1.023          1.177          1,914,560
                                                          2009      0.667          1.023          2,512,066
                                                          2008      1.142          0.667          2,823,740
                                                          2007      1.168          1.142          3,310,366
                                                          2006      1.058          1.168          3,251,479

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.429          1.397            279,047
                                                          2010      1.146          1.429            186,606
                                                          2009      0.866          1.146            288,356
                                                          2008      1.430          0.866            267,962
                                                          2007      1.302          1.430            201,205
                                                          2006      1.310          1.302             29,167

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      0.775          0.708          3,057,349
                                                          2010      0.716          0.775          4,398,390
                                                          2009      0.507          0.716          5,894,428
                                                          2008      0.884          0.507          6,166,794
                                                          2007      0.688          0.884          6,891,221
                                                          2006      0.670          0.688          7,223,307

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.137          1.062            198,047
                                                          2010      0.939          1.137            234,957
                                                          2009      0.696          0.939             39,664
                                                          2008      1.144          0.696             52,326
                                                          2007      1.289          1.144            107,602

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.933          0.923                 --
                                                          2008      1.265          0.933            205,484
                                                          2007      1.206          1.265            310,318
                                                          2006      1.140          1.206            282,501

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.704          1.762            641,038
                                                          2010      1.527          1.704            933,232
                                                          2009      1.130          1.527          1,241,292
                                                          2008      1.404          1.130          1,432,925
                                                          2007      1.332          1.404          1,896,688
                                                          2006      1.270          1.332          2,341,359

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.993          0.943            976,489
                                                          2010      0.802          0.993          1,145,246
                                                          2009      0.643          0.802          1,309,953
                                                          2008      1.065          0.643          1,854,421
                                                          2007      1.073          1.065          2,320,259
                                                          2006      1.015          1.073            160,093

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.613          0.583                 --
                                                          2008      1.083          0.613            549,497
                                                          2007      0.982          1.083            620,832
                                                          2006      0.992          0.982            636,873

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.015          0.870            498,894

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      1.963          1.579            450,772
                                                          2010      1.605          1.963            774,927
                                                          2009      0.962          1.605          1,102,562
                                                          2008      2.187          0.962            811,129
                                                          2007      1.733          2.187            594,051

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.501          2.501            756,375
                                                          2008      3.272          1.501            818,352

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.293          1.138          1,000,731
                                                          2010      1.177          1.293            831,863
                                                          2009      0.907          1.177          2,408,546
                                                          2008      1.596          0.907          2,750,183
                                                          2007      1.518          1.596          2,639,412

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.011          0.928            171,043
                                                          2010      0.776          1.011            346,511
                                                          2009      0.501          0.776            424,204
                                                          2008      0.901          0.501            260,971

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.399          1.539          1,490,109
                                                          2010      1.314          1.399          1,708,143
                                                          2009      1.126          1.314          1,891,069
                                                          2008      1.223          1.126          1,610,741
                                                          2007      1.153          1.223          1,654,035

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.716          1.746          7,095,262
                                                          2010      1.609          1.716         10,381,763
                                                          2009      1.442          1.609         12,341,687

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.530          1.440            682,108
                                                          2010      1.335          1.530          1,743,998
                                                          2009      1.093          1.335          1,728,562
                                                          2008      1.650          1.093            122,833
                                                          2007      1.593          1.650            122,189
                                                          2006      1.480          1.593             64,875

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.180          1.304                 --
                                                          2006      1.120          1.180             80,429

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.977          2.020          1,175,709
                                                          2010      1.787          1.977          2,524,231
                                                          2009      1.362          1.787          3,589,377
                                                          2008      1.547          1.362          2,272,080
                                                          2007      1.471          1.547          2,317,526
                                                          2006      1.419          1.471          2,241,748

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      0.544          0.440          1,174,633

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06).............................................  2011      0.937          0.887            775,823
                                                          2010      0.812          0.937          1,040,698
                                                          2009      0.695          0.812          1,298,726
                                                          2008      1.106          0.695          1,552,234
                                                          2007      1.079          1.106          2,197,143
                                                          2006      1.001          1.079          2,569,134

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      1.005          0.902          2,174,887
                                                          2010      0.850          1.005          3,726,573
                                                          2009      0.682          0.850          5,244,181
                                                          2008      0.985          0.682          6,167,983
                                                          2007      1.030          0.985          7,881,935
                                                          2006      1.003          1.030          2,244,049

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.103          1.071            629,666
                                                          2010      0.973          1.103            649,066
                                                          2009      0.779          0.973            793,443

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.632          0.604          3,719,226
                                                          2010      0.556          0.632          4,535,714
                                                          2009      0.378          0.556          5,162,980
                                                          2008      0.707          0.378          6,235,203
                                                          2007      0.595          0.707          7,375,281
                                                          2006      0.609          0.595          8,803,395

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.478          1.554          1,836,637
                                                          2010      1.384          1.478          2,384,856
                                                          2009      1.282          1.384          2,831,656
                                                          2008      1.346          1.282          3,388,659
                                                          2007      1.284          1.346          4,254,485
                                                          2006      1.235          1.284          4,985,526

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.177          1.205             61,864
                                                          2010      1.089          1.177            101,709
                                                          2009      0.937          1.089            134,121

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.892          0.801          3,837,839
                                                          2010      0.755          0.892          5,376,408
                                                          2009      0.599          0.755          6,923,549

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.233          1.216         22,603,478
                                                          2010      1.250          1.233         30,935,105
                                                          2009      1.262          1.250         32,628,902
                                                          2008      1.245          1.262         37,816,615
                                                          2007      1.201          1.245         38,404,362
                                                          2006      1.174          1.201         14,410,673

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.439          0.434                 --
                                                          2008      0.745          0.439          5,640,611
                                                          2007      0.786          0.745          3,906,249

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      0.940          0.889            357,310
                                                          2010      0.851          0.940            462,274
                                                          2009      0.654          0.851          1,146,103
                                                          2008      1.058          0.654            776,118

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.476          0.497                 --
                                                          2008      0.875          0.476          9,408,021
                                                          2007      0.853          0.875         11,760,444
                                                          2006      0.841          0.853         13,657,782

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.154          1.067          2,435,716
                                                          2010      1.023          1.154          3,963,883
                                                          2009      0.852          1.023          5,644,332
                                                          2008      1.417          0.852          7,800,424
                                                          2007      1.380          1.417         10,009,900
                                                          2006      1.344          1.380         11,425,439

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.939          1.018                 --
                                                          2010      0.823          0.939            514,730
                                                          2009      0.635          0.823            378,581
                                                          2008      1.081          0.635            391,158
                                                          2007      1.062          1.081            411,911
                                                          2006      1.002          1.062            406,646

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.183          1.205            613,506
                                                          2010      1.091          1.183            513,218
                                                          2009      0.918          1.091            686,219
                                                          2008      1.087          0.918            568,623
                                                          2007      1.044          1.087            407,688
                                                          2006      1.001          1.044             10,382

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.126          1.122          1,450,902
                                                          2010      1.024          1.126          1,361,896
                                                          2009      0.840          1.024          1,604,196
                                                          2008      1.086          0.840          1,334,456
                                                          2007      1.051          1.086            941,594
                                                          2006      1.002          1.051            150,233

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.065          1.035            876,484
                                                          2010      0.954          1.065          1,115,477
                                                          2009      0.765          0.954          1,076,864
                                                          2008      1.086          0.765          1,044,089
                                                          2007      1.056          1.086            854,300
                                                          2006      1.002          1.056            570,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.001          0.950            777,204
                                                          2010      0.885          1.001            914,131
                                                          2009      0.695          0.885          1,084,199
                                                          2008      1.086          0.695          1,372,124
                                                          2007      1.061          1.086          1,379,680
                                                          2006      1.002          1.061            342,858

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.898          0.900          4,721,893
                                                          2010      0.795          0.898          7,181,838
                                                          2009      0.646          0.795          9,659,605

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.499          1.511          6,666,195
                                                          2010      1.384          1.499         10,005,611
                                                          2009      1.185          1.384         13,998,536
                                                          2008      1.547          1.185         17,516,321
                                                          2007      1.506          1.547         22,238,147
                                                          2006      1.407          1.506         25,286,691

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.498          1.489                 --
                                                          2010      1.363          1.498                 --
                                                          2009      1.144          1.363                 --
                                                          2008      1.496          1.144                 --
                                                          2007      1.410          1.496          1,481,412
                                                          2006      1.274          1.410          1,352,400

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.019          0.920          1,758,269
                                                          2010      0.891          1.019          2,244,962
                                                          2009      0.646          0.891          3,217,841
                                                          2008      1.103          0.646          3,942,707
                                                          2007      1.052          1.103          3,369,961
                                                          2006      0.996          1.052          3,033,902

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.070          1.041          2,841,761
                                                          2010      0.929          1.070          3,708,778
                                                          2009      0.659          0.929          5,043,903
                                                          2008      1.152          0.659          6,587,065
                                                          2007      1.070          1.152          7,845,468
                                                          2006      0.998          1.070          9,073,220

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.150          1.150          1,214,442
                                                          2010      0.866          1.150          1,555,217
                                                          2009      0.634          0.866          1,962,249
                                                          2008      0.963          0.634          2,236,948

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.163          1.209                 --
                                                          2006      1.094          1.163            169,469

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)...........................  2011      1.182          1.231            177,108
                                                          2010      1.131          1.182            217,986
                                                          2009      1.098          1.131            342,641
                                                          2008      1.115          1.098            358,928
                                                          2007      1.082          1.115            135,616
                                                          2006      1.044          1.082             23,477

Money Market Portfolio
  Money Market Subaccount (10/97).......................  2006      1.162          1.174                 --
                                                          2005      1.146          1.162          9,654,074
                                                          2004      1.150          1.146          8,386,384
                                                          2003      1.157          1.150         11,504,828
                                                          2002      1.158          1.157         14,190,115

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.120          1.184                 --
                                                          2005      1.074          1.120             74,794
                                                          2004      1.000          1.074              2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.125          1.148                 --
                                                          2006      1.133          1.125          2,096,802
                                                          2005      1.125          1.133          1,967,937
                                                          2004      1.048          1.125          1,660,236
                                                          2003      1.000          1.048            517,362

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.391          1.438                 --
                                                          2008      1.346          1.391         13,212,836
                                                          2007      1.255          1.346         14,520,654
                                                          2006      1.226          1.255         16,795,570
                                                          2005      1.213          1.226         18,000,443
                                                          2004      1.173          1.213         20,907,847
                                                          2003      1.132          1.173         24,167,379
                                                          2002      1.053          1.132         22,754,657

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.974          0.904                 --
                                                          2007      0.895          0.974            241,422
                                                          2006      0.817          0.895            429,586
                                                          2005      0.773          0.817            443,531
                                                          2004      0.728          0.773            492,691
                                                          2003      0.560          0.728            541,625
                                                          2002      0.806          0.560            547,986

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.408          1.526                 --
                                                          2006      1.118          1.408          2,669,551
                                                          2005      1.011          1.118          2,584,844
                                                          2004      0.882          1.011          2,595,775
                                                          2003      0.696          0.882          3,683,470
                                                          2002      0.857          0.696          3,309,501

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.967          2.102                 --
                                                          2006      1.701          1.967          3,892,305
                                                          2005      1.611          1.701          4,440,270
                                                          2004      1.295          1.611          4,769,894
                                                          2003      0.877          1.295          4,951,984
                                                          2002      1.088          0.877          4,199,669

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      0.931          0.992                 --
                                                          2005      0.869          0.931          1,137,298
                                                          2004      0.827          0.869          1,269,340
                                                          2003      0.649          0.827          1,308,430
                                                          2002      0.864          0.649            865,641

  Travelers Convertible Securities Subaccount (5/00)....  2006      1.190          1.270                 --
                                                          2005      1.203          1.190          2,842,879
                                                          2004      1.148          1.203          3,646,375
                                                          2003      0.922          1.148          4,290,987
                                                          2002      1.005          0.922          3,743,929

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00)................................................  2006      1.406          1.537                 --
                                                          2005      1.268          1.406          1,584,469
                                                          2004      1.104          1.268          1,676,304
                                                          2003      0.837          1.104          1,831,687
                                                          2002      0.991          0.837          2,055,927

  Travelers Equity Income Subaccount (11/99)............  2006      1.278          1.344                 --
                                                          2005      1.240          1.278         12,682,097
                                                          2004      1.145          1.240         14,120,235
                                                          2003      0.885          1.145         14,644,163
                                                          2002      1.043          0.885         13,514,288

  Travelers Federated High Yield Subaccount (5/00)......  2006      1.278          1.311                 --
                                                          2005      1.263          1.278          2,056,937
                                                          2004      1.161          1.263          2,882,950
                                                          2003      0.962          1.161          3,020,275
                                                          2002      0.940          0.962          2,424,947

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (5/00)...........  2006      1.189          1.232                 --
                                                          2005      1.145          1.189            733,571
                                                          2004      1.050          1.145            944,809
                                                          2003      0.834          1.050          1,305,374
                                                          2002      1.049          0.834          1,088,062

  Travelers Large Cap Subaccount (11/99)................  2006      0.815          0.841                 --
                                                          2005      0.761          0.815          5,271,460
                                                          2004      0.724          0.761          6,452,110
                                                          2003      0.589          0.724          7,209,085
                                                          2002      0.774          0.589          7,135,371

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.078          1.148                 --
                                                          2005      1.000          1.078                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.032          1.037                 --
                                                          2005      1.000          1.032             33,294

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.047          1.085                 --
                                                          2005      1.000          1.047            346,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.066          1.113                 --
                                                          2005      1.000          1.066            185,975

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.039          1.060                 --
                                                          2005      1.000          1.039                 --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      0.900          0.956                 --
                                                          2005      0.815          0.900          3,084,751
                                                          2004      0.713          0.815          3,446,775
                                                          2003      0.597          0.713          4,049,692
                                                          2002      0.808          0.597          4,480,130

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      0.575          0.609                 --
                                                          2005      0.566          0.575         10,782,294
                                                          2004      0.503          0.566          3,488,162
                                                          2003      0.372          0.503          4,287,640
                                                          2002      0.737          0.372          4,269,749

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.362          1.407                 --
                                                          2005      1.342          1.362         25,651,441
                                                          2004      1.221          1.342         28,933,005
                                                          2003      1.062          1.221         29,577,093
                                                          2002      1.137          1.062         26,709,160

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.178          1.274                 --
                                                          2005      1.122          1.178            757,761
                                                          2004      1.000          1.122            390,673

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      0.921          1.058                 --
                                                          2005      0.853          0.921          3,122,501
                                                          2004      0.747          0.853          3,022,475
                                                          2003      0.589          0.747          1,906,131
                                                          2002      0.686          0.589          1,510,105

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.394          1.480                 --
                                                          2005      1.334          1.394            125,729
                                                          2004      1.217          1.334             78,072
                                                          2003      1.000          1.217             63,749

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.063          1.120                 --
                                                          2005      1.000          1.063             39,090

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.404          1.419                 --
                                                          2005      1.373          1.404          1,855,329
                                                          2004      1.255          1.373          1,308,376
                                                          2003      1.065          1.255          1,012,388
                                                          2002      1.020          1.065          1,125,028

  Travelers Quality Bond Subaccount (5/00)..............  2006      1.245          1.235                 --
                                                          2005      1.243          1.245          5,685,721
                                                          2004      1.220          1.243          7,327,958
                                                          2003      1.156          1.220          8,800,682
                                                          2002      1.108          1.156          9,222,581

  Travelers Strategic Equity Subaccount (11/99).........  2006      0.741          0.774                 --
                                                          2005      0.737          0.741         12,047,078
                                                          2004      0.678          0.737         14,779,424
                                                          2003      0.519          0.678         16,730,260
                                                          2002      0.792          0.519         17,763,102

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.137          1.310                 --
                                                          2005      1.000          1.137                314

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.110          1.274                 --
                                                          2005      1.000          1.110             12,521

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.083          1.044                 --
                                                          2005      1.052          1.083             60,823
                                                          2004      1.000          1.052             64,098

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (5/01)..  2009      0.776          0.753                 --
                                                          2008      1.226          0.776          1,397,017
                                                          2007      1.273          1.226          1,876,071
                                                          2006      1.113          1.273          2,120,967
                                                          2005      1.084          1.113          2,393,337
                                                          2004      0.936          1.084          2,414,550
                                                          2003      0.726          0.936          2,710,171
                                                          2002      0.914          0.726          1,581,737

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01)................................................  2009      0.558          0.572                 --
                                                          2008      0.994          0.558            170,378
                                                          2007      0.896          0.994            226,539
                                                          2006      0.851          0.896            254,786
                                                          2005      0.800          0.851            267,563
                                                          2004      0.782          0.800            273,755
                                                          2003      0.631          0.782            290,290
                                                          2002      0.908          0.631            125,760





           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.075          1.148               --
                                                          2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      1.084          1.136               --
                                                          2005      1.050          1.084               --
                                                          2004      1.000          1.050               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.188          1.154               --
                                                          2005      1.059          1.188               --
                                                          2004      1.000          1.059               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.499          1.335          104,901
                                                          2010      1.373          1.499          106,934
                                                          2009      0.987          1.373          108,626
                                                          2008      1.640          0.987          109,837
                                                          2007      1.461          1.640          112,818
                                                          2006      1.241          1.461          125,017
                                                          2005      1.113          1.241          125,405
                                                          2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.262          1.181           77,393
                                                          2010      1.088          1.262           77,786
                                                          2009      0.799          1.088           88,226
                                                          2008      1.459          0.799           83,671
                                                          2007      1.329          1.459           80,166
                                                          2006      1.233          1.329          105,809
                                                          2005      1.086          1.233           51,250
                                                          2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.080          1.036           83,239
                                                          2010      0.992          1.080           85,967
                                                          2009      0.773          0.992          100,179
                                                          2008      1.273          0.773           97,150
                                                          2007      1.240          1.273           97,266
                                                          2006      1.102          1.240          125,007
                                                          2005      1.065          1.102           53,033
                                                          2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.351          1.334               --
                                                          2005      1.170          1.351               --
                                                          2004      1.000          1.170               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00)................................................  2007      2.084          2.179               --
                                                          2006      1.609          2.084               --
                                                          2005      1.287          1.609               --
                                                          2004      1.000          1.287               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.349          1.749               --
                                                          2005      1.288          1.349           45,302
                                                          2004      1.000          1.288               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/00)................................................  2008      1.243          1.187               --
                                                          2007      1.188          1.243               --
                                                          2006      1.043          1.188               --
                                                          2005      1.023          1.043               --
                                                          2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00)........................................  2008      0.997          0.939               --
                                                          2007      1.147          0.997               --
                                                          2006      1.131          1.147               --
                                                          2005      1.094          1.131               --
                                                          2004      1.000          1.094               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.203          1.305               --
                                                          2005      1.117          1.203               --
                                                          2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.205          1.340               --
                                                          2005      1.120          1.205               --
                                                          2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2011      1.335          1.268               --
                                                          2010      1.168          1.335               --
                                                          2009      0.883          1.168               --
                                                          2008      1.576          0.883               --
                                                          2007      1.375          1.576               --
                                                          2006      1.262          1.375               --
                                                          2005      1.107          1.262               --
                                                          2004      1.000          1.107               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)..............................  2011      1.248          1.186               --
                                                          2010      1.082          1.248               --
                                                          2009      0.816          1.082               --
                                                          2008      1.423          0.816               --
                                                          2007      1.365          1.423               --
                                                          2006      1.227          1.365               --
                                                          2005      1.040          1.227               --
                                                          2004      1.000          1.040               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      1.775          1.547              792
                                                          2010      1.413          1.775              837
                                                          2009      1.034          1.413              884
                                                          2008      1.753          1.034              887
                                                          2007      1.555          1.753              932
                                                          2006      1.416          1.555           10,241
                                                          2005      1.227          1.416           10,559
                                                          2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.189          1.376               --
                                                          2005      1.100          1.189           10,294
                                                          2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.476          2.247               --
                                                          2007      1.967          2.476           57,126
                                                          2006      1.572          1.967           60,323
                                                          2005      1.262          1.572           60,464
                                                          2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.378          1.204           86,442
                                                          2010      1.301          1.378           86,849
                                                          2009      0.971          1.301           86,919
                                                          2008      1.667          0.971           81,593
                                                          2007      1.478          1.667           79,169
                                                          2006      1.245          1.478           89,582
                                                          2005      1.156          1.245           89,944
                                                          2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.191          1.418               --
                                                          2005      1.120          1.191               --
                                                          2004      1.000          1.120               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.066          1.087               --
                                                          2005      1.076          1.066               --
                                                          2004      1.000          1.076               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.124          1.159               --
                                                          2005      1.069          1.124               --
                                                          2004      1.000          1.069               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.201          1.214               --
                                                          2009      0.978          1.201               --
                                                          2008      1.410          0.978               --
                                                          2007      1.185          1.410               --
                                                          2006      1.141          1.185               --
                                                          2005      1.039          1.141               --
                                                          2004      1.000          1.039               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2011      1.468          1.568               --
                                                          2010      1.207          1.468               --
                                                          2009      0.787          1.207               --
                                                          2008      1.438          0.787               --
                                                          2007      1.210          1.438               --
                                                          2006      1.148          1.210               --
                                                          2005      1.053          1.148               --
                                                          2004      1.000          1.053               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      1.382          1.299               --
                                                          2007      1.293          1.382               --
                                                          2006      1.122          1.293               --
                                                          2005      1.087          1.122               --
                                                          2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.145          1.277               --
                                                          2005      1.126          1.145            6,109
                                                          2004      1.000          1.126               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.148          1.150           37,185
                                                          2010      0.940          1.148           37,195
                                                          2009      0.715          0.940           37,213
                                                          2008      1.227          0.715           56,604
                                                          2007      1.279          1.227           60,717

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.162          1.165               --
                                                          2010      1.056          1.162               --
                                                          2009      0.884          1.056               --
                                                          2008      1.280          0.884               --
                                                          2007      1.243          1.280               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/00)...........................  2011      1.093          1.002               --
                                                          2010      0.959          1.093               --
                                                          2009      0.759          0.959               --
                                                          2008      1.224          0.759               --
                                                          2007      1.284          1.224               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.980          0.952               --
                                                          2010      0.913          0.980               --
                                                          2009      0.656          0.913               --
                                                          2008      1.071          0.656               --
                                                          2007      1.075          1.071               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.080          1.108               --
                                                          2010      1.010          1.080               --
                                                          2009      0.830          1.010               --
                                                          2008      1.319          0.830               --
                                                          2007      1.299          1.319               --
                                                          2006      1.124          1.299               --
                                                          2005      1.080          1.124               --
                                                          2004      1.000          1.080               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.401          1.388           12,009
                                                          2010      1.145          1.401           12,011
                                                          2009      0.821          1.145           12,016
                                                          2008      1.417          0.821           25,284
                                                          2007      1.318          1.417           30,266
                                                          2006      1.196          1.318               --
                                                          2005      1.166          1.196               --
                                                          2004      1.000          1.166               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.768          0.746               --
                                                          2008      1.258          0.768               --
                                                          2007      1.227          1.258               --
                                                          2006      1.090          1.227               --
                                                          2005      1.070          1.090               --
                                                          2004      1.000          1.070               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.204          1.176               --
                                                          2010      1.098          1.204               --
                                                          2009      0.915          1.098               --
                                                          2008      1.252          0.915               --
                                                          2007      1.155          1.252               --
                                                          2006      1.097          1.155               --
                                                          2005      1.076          1.097               --
                                                          2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.949          0.935               --
                                                          2010      0.889          0.949           15,346
                                                          2009      0.775          0.889           15,353
                                                          2008      1.006          0.775           15,362
                                                          2007      1.016          1.006           15,370
                                                          2006      0.998          1.016           15,377
                                                          2005      0.998          0.998           15,385
                                                          2004      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.241          1.299               --
                                                          2006      1.075          1.241               --
                                                          2005      1.057          1.075               --
                                                          2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.038          1.079               --
                                                          2006      1.019          1.038               --
                                                          2005      0.991          1.019               --
                                                          2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.229          1.270               --
                                                          2006      1.133          1.229               --
                                                          2005      1.055          1.133               --
                                                          2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.186          1.236               --
                                                          2006      1.079          1.186               --
                                                          2005      1.066          1.079               --
                                                          2004      1.000          1.066               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.272          1.319               --
                                                          2006      1.110          1.272           18,078
                                                          2005      1.100          1.110           10,841
                                                          2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.347          1.481               --
                                                          2006      1.228          1.347           72,009
                                                          2005      1.161          1.228           72,352
                                                          2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.088          1.120               --
                                                          2005      1.072          1.088               --
                                                          2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.316          1.266               --
                                                          2007      1.270          1.316               --
                                                          2006      1.340          1.270               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.413          1.417               --
                                                          2010      1.244          1.413               --
                                                          2009      0.864          1.244               --
                                                          2008      1.165          0.864               --
                                                          2007      1.160          1.165               --
                                                          2006      1.106          1.160               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.375          1.438               --
                                                          2006      1.304          1.375               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.123          1.100               --
                                                          2010      1.021          1.123               --
                                                          2009      0.876          1.021               --
                                                          2008      1.430          0.876               --
                                                          2007      1.426          1.430               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.866          0.802           67,648
                                                          2010      0.762          0.866           69,430
                                                          2009      0.577          0.762           71,422
                                                          2008      1.011          0.577           74,209
                                                          2007      1.214          1.011           74,209
                                                          2006      1.003          1.214           74,209

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.396          1.226               --
                                                          2010      1.195          1.396               --
                                                          2009      0.947          1.195               --
                                                          2008      1.296          0.947               --
                                                          2007      1.340          1.296               --
                                                          2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.498          1.259               --
                                                          2010      1.314          1.498               --
                                                          2009      0.865          1.314               --
                                                          2008      1.493          0.865               --
                                                          2007      1.541          1.493               --
                                                          2006      1.405          1.541               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.358          1.316               --
                                                          2010      1.099          1.358               --
                                                          2009      0.838          1.099               --
                                                          2008      1.397          0.838               --
                                                          2007      1.283          1.397               --
                                                          2006      1.299          1.283               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.479          1.340               --
                                                          2010      1.380          1.479               --
                                                          2009      0.986          1.380               --
                                                          2008      1.735          0.986               --
                                                          2007      1.361          1.735               --
                                                          2006      1.334          1.361               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.081          1.001               --
                                                          2010      0.900          1.081               --
                                                          2009      0.674          0.900               --
                                                          2008      1.117          0.674               --
                                                          2007      1.267          1.117               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.894          0.883               --
                                                          2008      1.224          0.894               --
                                                          2007      1.178          1.224               --
                                                          2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.400          1.434               --
                                                          2010      1.266          1.400               --
                                                          2009      0.944          1.266               --
                                                          2008      1.184          0.944               --
                                                          2007      1.134          1.184               --
                                                          2006      1.087          1.134               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.952          0.896           55,319
                                                          2010      0.776          0.952           55,582
                                                          2009      0.627          0.776           55,656
                                                          2008      1.049          0.627           72,389
                                                          2007      1.067          1.049           78,357
                                                          2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.718          0.681               --
                                                          2008      1.281          0.718               --
                                                          2007      1.171          1.281               --
                                                          2006      1.191          1.171               --

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.773          1.509               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      2.372          1.891               --
                                                          2010      1.957          2.372               --
                                                          2009      1.184          1.957               --
                                                          2008      2.715          1.184               --
                                                          2007      2.165          2.715               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.026          1.694           44,004
                                                          2008      2.251          1.026           53,832

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.405          1.226               --
                                                          2010      1.290          1.405               --
                                                          2009      1.004          1.290               --
                                                          2008      1.782          1.004               --
                                                          2007      1.705          1.782               --

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.323          1.203               --
                                                          2010      1.025          1.323               --
                                                          2009      0.667          1.025               --
                                                          2008      1.208          0.667               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.258          1.371           58,744
                                                          2010      1.192          1.258           60,383
                                                          2009      1.030          1.192           62,219
                                                          2008      1.129          1.030           64,846
                                                          2007      1.071          1.129           64,901

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.400          1.412           32,376
                                                          2010      1.324          1.400           34,594
                                                          2009      1.194          1.324           36,469

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.188          1.109           12,289
                                                          2010      1.046          1.188           13,783
                                                          2009      0.864          1.046           15,455
                                                          2008      1.317          0.864           17,817
                                                          2007      1.283          1.317           17,817
                                                          2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.163          1.281               --
                                                          2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.506          1.526               --
                                                          2010      1.374          1.506               --
                                                          2009      1.056          1.374               --
                                                          2008      1.211          1.056               --
                                                          2007      1.162          1.211               --
                                                          2006      1.127          1.162               --

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.561          1.256               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.898          0.842               --
                                                          2010      0.785          0.898               --
                                                          2009      0.679          0.785               --
                                                          2008      1.090          0.679               --
                                                          2007      1.073          1.090               --
                                                          2006      1.001          1.073               --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.964          0.857           42,915
                                                          2010      0.822          0.964           42,922
                                                          2009      0.665          0.822           42,934
                                                          2008      0.970          0.665           50,320
                                                          2007      1.024          0.970           55,499
                                                          2006      1.003          1.024            7,768

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.090          1.050               --
                                                          2010      0.971          1.090               --
                                                          2009      0.782          0.971               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.136          1.075               --
                                                          2010      1.009          1.136               --
                                                          2009      0.692          1.009               --
                                                          2008      1.305          0.692               --
                                                          2007      1.109          1.305               --
                                                          2006      1.142          1.109               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.163          1.211               --
                                                          2010      1.099          1.163               --
                                                          2009      1.027          1.099               --
                                                          2008      1.088          1.027               --
                                                          2007      1.048          1.088               --
                                                          2006      1.013          1.048               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.109          1.125               --
                                                          2010      1.035          1.109               --
                                                          2009      0.896          1.035               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.678          1.494               --
                                                          2010      1.433          1.678               --
                                                          2009      1.143          1.433               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.014          0.991               --
                                                          2010      1.037          1.014               --
                                                          2009      1.057          1.037               --
                                                          2008      1.052          1.057               --
                                                          2007      1.024          1.052               --
                                                          2006      1.006          1.024               --

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.660          0.651               --
                                                          2008      1.130          0.660               --
                                                          2007      1.199          1.130               --

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.026          0.962               --
                                                          2010      0.937          1.026               --
                                                          2009      0.727          0.937               --
                                                          2008      1.183          0.727               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.633          0.659               --
                                                          2008      1.174          0.633               --
                                                          2007      1.156          1.174               --
                                                          2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.972          0.890               --
                                                          2010      0.869          0.972               --
                                                          2009      0.730          0.869               --
                                                          2008      1.225          0.730               --
                                                          2007      1.205          1.225               --
                                                          2006      1.180          1.205               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.900          0.973               --
                                                          2010      0.796          0.900               --
                                                          2009      0.620          0.796               --
                                                          2008      1.065          0.620               --
                                                          2007      1.055          1.065               --
                                                          2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.135          1.145           61,522
                                                          2010      1.055          1.135           61,551
                                                          2009      0.896          1.055           61,581
                                                          2008      1.071          0.896           61,613
                                                          2007      1.038          1.071           61,646
                                                          2006      1.001          1.038           61,676

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.080          1.066               --
                                                          2010      0.990          1.080               --
                                                          2009      0.819          0.990               --
                                                          2008      1.070          0.819               --
                                                          2007      1.044          1.070               --
                                                          2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.021          0.984           21,320
                                                          2010      0.923          1.021           21,361
                                                          2009      0.746          0.923           21,405
                                                          2008      1.070          0.746           21,451
                                                          2007      1.050          1.070           21,493
                                                          2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.959          0.902               --
                                                          2010      0.856          0.959               --
                                                          2009      0.678          0.856               --
                                                          2008      1.070          0.678               --
                                                          2007      1.054          1.070               --
                                                          2006      1.002          1.054               --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.576          1.566               --
                                                          2010      1.409          1.576               --
                                                          2009      1.150          1.409               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.160          1.159               --
                                                          2010      1.080          1.160               --
                                                          2009      0.934          1.080               --
                                                          2008      1.230          0.934               --
                                                          2007      1.208          1.230               --
                                                          2006      1.136          1.208               --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.339          1.320               --
                                                          2010      1.229          1.339               --
                                                          2009      1.041          1.229               --
                                                          2008      1.462          1.041               --
                                                          2007      1.390          1.462               --
                                                          2006      1.264          1.390               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.977          0.874               --
                                                          2010      0.862          0.977               --
                                                          2009      0.631          0.862               --
                                                          2008      1.086          0.631               --
                                                          2007      1.046          1.086               --
                                                          2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.026          0.989               --
                                                          2010      0.899          1.026               --
                                                          2009      0.643          0.899               --
                                                          2008      1.135          0.643               --
                                                          2007      1.064          1.135               --
                                                          2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.097          1.088               --
                                                          2010      0.834          1.097               --
                                                          2009      0.616          0.834               --
                                                          2008      0.941          0.616               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.149          1.191               --
                                                          2006      1.087          1.149               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.141          1.179               --
                                                          2010      1.102          1.141               --
                                                          2009      1.079          1.102               --
                                                          2008      1.107          1.079               --
                                                          2007      1.084          1.107               --
                                                          2006      1.052          1.084               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (10/97).......................  2006      1.000          1.006               --
                                                          2005      0.994          1.000               --
                                                          2004      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.099          1.158               --
                                                          2005      1.063          1.099               --
                                                          2004      1.000          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.048          1.067               --
                                                          2006      1.065          1.048           85,520
                                                          2005      1.068          1.065           78,316
                                                          2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.155          1.191               --
                                                          2008      1.128          1.155           27,149
                                                          2007      1.061          1.128           27,208
                                                          2006      1.046          1.061           48,029
                                                          2005      1.045          1.046           40,750
                                                          2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      1.309          1.211               --
                                                          2007      1.214          1.309               --
                                                          2006      1.118          1.214               --
                                                          2005      1.067          1.118               --
                                                          2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.587          1.714               --
                                                          2006      1.271          1.587               --
                                                          2005      1.159          1.271               --
                                                          2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.431          1.525               --
                                                          2006      1.248          1.431           33,934
                                                          2005      1.193          1.248           33,937
                                                          2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.121          1.191               --
                                                          2005      1.055          1.121               --
                                                          2004      1.000          1.055               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (5/00)....  2006      1.023          1.087               --
                                                          2005      1.043          1.023               --
                                                          2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00)................................................  2006      1.230          1.340               --
                                                          2005      1.119          1.230               --
                                                          2004      1.000          1.119               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.126          1.180               --
                                                          2005      1.102          1.126               --
                                                          2004      1.000          1.102               --

  Travelers Federated High Yield Subaccount (5/00)......  2006      1.081          1.106               --
                                                          2005      1.079          1.081               --
                                                          2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (5/00)...........  2006      1.111          1.148               --
                                                          2005      1.080          1.111               --
                                                          2004      1.000          1.080               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.114          1.145               --
                                                          2005      1.049          1.114               --
                                                          2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.073          1.138               --
                                                          2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.026          1.028               --
                                                          2005      1.000          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.042          1.076               --
                                                          2005      1.000          1.042           20,075

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.060          1.103               --
                                                          2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.033          1.051               --
                                                          2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.231          1.304               --
                                                          2005      1.124          1.231               --
                                                          2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.081          1.142               --
                                                          2005      1.074          1.081               --
                                                          2004      1.000          1.074               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.103          1.136               --
                                                          2005      1.096          1.103               --
                                                          2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.172          1.264               --
                                                          2005      1.127          1.172               --
                                                          2004      1.000          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.226          1.405               --
                                                          2005      1.145          1.226               --
                                                          2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.133          1.199               --
                                                          2005      1.093          1.133           10,627
                                                          2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.058          1.110               --
                                                          2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.119          1.127               --
                                                          2005      1.104          1.119               --
                                                          2004      1.000          1.104               --

  Travelers Quality Bond Subaccount (5/00)..............  2006      1.025          1.013               --
                                                          2005      1.032          1.025               --
                                                          2004      1.000          1.032               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.095          1.140               --
                                                          2005      1.098          1.095               --
                                                          2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.131          1.299               --
                                                          2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.263               --
                                                          2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.094          1.052               --
                                                          2005      1.073          1.094               --
                                                          2004      1.000          1.073               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (5/01)..  2009      0.782          0.981               --
                                                          2008      1.246          0.782               --
                                                          2007      1.306          1.246               --
                                                          2006      1.151          1.306               --
                                                          2005      1.131          1.151               --
                                                          2004      1.000          1.131               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01)................................................  2009      0.698          0.714               --
                                                          2008      1.255          0.698               --
                                                          2007      1.142          1.255               --
                                                          2006      1.094          1.142               --
                                                          2005      1.038          1.094               --
                                                          2004      1.000          1.038               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.




Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-05-09-86

                                  VINTAGE XTRA

                            VINTAGE XTRA (SERIES II)

                            PORTFOLIO ARCHITECT XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2012


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                                               MIC-Book-05-09-86

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     3

FEDERAL TAX CONSIDERATIONS..............................................     4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Vintage XTRA.........................     9

CONDENSED FINANCIAL INFORMATION -- Vintage Xtra (Series II).............   236

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect XTRA.............   493

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39.198,439                           $0

2010............................             $41.407,559                           $0

2009............................             $29,632,358                           $0



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2012, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $50,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2012 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2012 is $50,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,000 in 2012. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,000 in 2012).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by

Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                 CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080            21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                --
                                                       2005      0.777          0.808            26,568
                                                       2004      0.747          0.777            26,582
                                                       2003      0.607          0.747            47,692
                                                       2002      0.884          0.607            66,257

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      0.903          0.454                --
                                                       2007      0.785          0.903           257,998
                                                       2006      0.775          0.785           258,010
                                                       2005      0.730          0.775           274,148
                                                       2004      0.693          0.730           274,208
                                                       2003      0.553          0.693           393,232
                                                       2002      0.832          0.553           393,325

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                --
                                                       2005      1.121          1.154                --
                                                       2004      1.024          1.121                --
                                                       2003      0.787          1.024                --
                                                       2002      1.000          0.787                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733                --
                                                       2005      0.663          0.749           587,791
                                                       2004      0.622          0.663           435,517
                                                       2003      0.512          0.622           526,492
                                                       2002      0.752          0.512           553,711

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.542          1.383               349
                                                       2010      1.402          1.542             3,978
                                                       2009      1.001          1.402           101,125
                                                       2008      1.651          1.001           121,884
                                                       2007      1.461          1.651           155,396
                                                       2006      1.233          1.461           378,365
                                                       2005      1.098          1.233           362,506
                                                       2004      0.983          1.098           259,242
                                                       2003      0.738          0.983           186,566
                                                       2002      0.879          0.738           225,675

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.320          1.243           113,293
                                                       2010      1.130          1.320           266,154
                                                       2009      0.823          1.130           474,750
                                                       2008      1.493          0.823           519,168
                                                       2007      1.351          1.493           655,341
                                                       2006      1.245          1.351           832,088
                                                       2005      1.089          1.245           817,588
                                                       2004      0.984          1.089           822,055
                                                       2003      0.731          0.984           716,651
                                                       2002      0.983          0.731           665,207

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.334          1.288            55,157
                                                       2010      1.216          1.334           143,904
                                                       2009      0.942          1.216           225,504
                                                       2008      1.539          0.942           320,159
                                                       2007      1.489          1.539           413,323
                                                       2006      1.314          1.489           506,326
                                                       2005      1.261          1.314           593,898
                                                       2004      1.161          1.261           692,311
                                                       2003      0.891          1.161           677,603
                                                       2002      1.109          0.891           637,610

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663                --
                                                       2005      0.576          0.670            61,171
                                                       2004      0.490          0.576             5,194
                                                       2003      0.398          0.490             5,201
                                                       2002      0.540          0.398            73,462

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.325          3.034                --
                                                       2005      2.204          2.325            68,548
                                                       2004      1.704          2.204            68,141
                                                       2003      1.292          1.704            62,491
                                                       2002      1.256          1.292            39,432

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                --
                                                       2005      1.207          1.309                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                --
                                                       2005      1.205          1.306            19,564
                                                       2004      1.067          1.205            14,089
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.465          1.404            15,011
                                                       2010      1.271          1.465            19,343
                                                       2009      0.952          1.271            52,718
                                                       2008      1.686          0.952            57,254
                                                       2007      1.458          1.686            57,905
                                                       2006      1.328          1.458            25,365
                                                       2005      1.155          1.328            25,383
                                                       2004      1.017          1.155           117,221
                                                       2003      0.805          1.017           114,696
                                                       2002      0.903          0.805            36,293

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.289          2.008            36,830
                                                       2010      1.809          2.289            35,891
                                                       2009      1.315          1.809            25,963
                                                       2008      2.213          1.315             7,629
                                                       2007      1.950          2.213            48,181
                                                       2006      1.763          1.950            38,034
                                                       2005      1.518          1.763            41,237
                                                       2004      1.237          1.518            44,749
                                                       2003      0.909          1.237            53,053
                                                       2002      1.027          0.909            16,792

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.279          1.289           187,670
                                                       2010      1.153          1.279           188,819
                                                       2009      0.864          1.153           252,486
                                                       2008      1.249          0.864           208,464
                                                       2007      1.223          1.249           196,279
                                                       2006      1.051          1.223            24,308
                                                       2005      1.000          1.051            25,265

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.016          0.951            49,319
                                                       2010      0.809          1.016            55,302
                                                       2009      0.572          0.809            55,310
                                                       2008      1.011          0.572            55,318
                                                       2007      0.924          1.011            90,682
                                                       2006      0.864          0.924            97,574
                                                       2005      0.837          0.864           101,968
                                                       2004      0.763          0.837           106,831
                                                       2003      0.565          0.763           108,362
                                                       2002      0.805          0.565            63,012

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                --
                                                       2005      1.152          1.253            84,767
                                                       2004      1.039          1.152            61,625
                                                       2003      0.844          1.039            80,317
                                                       2002      1.000          0.844            63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          1.655                --
                                                       2007      2.806          3.556             4,300
                                                       2006      2.226          2.806             6,366
                                                       2005      1.775          2.226                --
                                                       2004      1.446          1.775                --
                                                       2003      1.000          1.446                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.335          1.174            75,850
                                                       2010      1.252          1.335           232,263
                                                       2009      0.928          1.252           424,953
                                                       2008      1.582          0.928           448,995
                                                       2007      1.392          1.582           571,459
                                                       2006      1.165          1.392           629,814
                                                       2005      1.074          1.165           643,897
                                                       2004      0.921          1.074           490,264
                                                       2003      0.708          0.921           362,736
                                                       2002      0.883          0.708           363,371

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                --
                                                       2005      1.174          1.258            22,978
                                                       2004      1.028          1.174                --
                                                       2003      0.791          1.028                --
                                                       2002      1.000          0.791                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.637          0.617                --
                                                       2010      0.516          0.637                --
                                                       2009      0.363          0.516                --
                                                       2008      0.657          0.363                --
                                                       2007      0.548          0.657                --
                                                       2006      0.492          0.548                --
                                                       2005      0.446          0.492                --
                                                       2004      0.376          0.446             4,188
                                                       2003      0.283          0.376             4,654
                                                       2002      0.401          0.283             5,449

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                --
                                                       2005      1.508          1.544             3,347
                                                       2004      1.334          1.508            65,979
                                                       2003      1.000          1.334            62,628

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                --
                                                       2006      0.901          0.952                --
                                                       2005      0.861          0.901                --
                                                       2004      0.851          0.861                --
                                                       2003      0.644          0.851                --
                                                       2002      0.893          0.644                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.271          1.346                --
                                                       2009      1.069          1.271                --
                                                       2008      1.851          1.069                --
                                                       2007      1.793          1.851                --
                                                       2006      1.582          1.793            13,368
                                                       2005      1.508          1.582            13,393
                                                       2004      1.390          1.508            13,419
                                                       2003      1.074          1.390            13,448
                                                       2002      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.390          1.402           116,492
                                                       2010      1.130          1.390           158,930
                                                       2009      0.853          1.130           281,793
                                                       2008      1.455          0.853           345,119
                                                       2007      1.456          1.455           373,650
                                                       2006      1.360          1.456           405,494
                                                       2005      1.238          1.360           451,277
                                                       2004      1.144          1.238           557,887
                                                       2003      0.864          1.144           580,565
                                                       2002      1.304          0.864           639,967

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.184          1.195            47,047
                                                       2010      1.068          1.184            49,972
                                                       2009      0.889          1.068            87,058
                                                       2008      1.277          0.889            64,335
                                                       2007      1.197          1.277            52,880
                                                       2006      1.060          1.197            53,599
                                                       2005      1.032          1.060            54,396
                                                       2004      0.964          1.032            80,910
                                                       2003      0.787          0.964            83,342
                                                       2002      0.969          0.787            81,729

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.151          1.133                --
                                                       2008      1.657          1.151            36,352
                                                       2007      1.660          1.657            36,352

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.457          1.539                --
                                                       2010      1.314          1.457            33,642
                                                       2009      0.952          1.314            36,629
                                                       2008      1.672          0.952            36,645
                                                       2007      1.668          1.672            37,712
                                                       2006      1.492          1.668            40,543
                                                       2005      1.440          1.492            40,543
                                                       2004      1.372          1.440            21,787
                                                       2003      1.061          1.372                --
                                                       2002      1.000          1.061                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      0.892          0.970                --
                                                       2010      0.810          0.892             5,971
                                                       2009      0.675          0.810             5,981
                                                       2008      0.960          0.675             5,991
                                                       2007      0.916          0.960             6,000
                                                       2006      0.789          0.916             6,007
                                                       2005      0.804          0.789             6,016
                                                       2004      0.790          0.804             6,025
                                                       2003      0.650          0.790            26,689
                                                       2002      0.893          0.650            27,520

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      0.967          0.950                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.269          1.345           102,587
                                                       2010      1.150          1.269           125,867
                                                       2009      0.953          1.150           126,975
                                                       2008      1.489          0.953           128,025
                                                       2007      1.436          1.489           129,910
                                                       2006      1.321          1.436           131,093
                                                       2005      1.287          1.321           133,427
                                                       2004      1.245          1.287           133,489
                                                       2003      1.038          1.245           128,703
                                                       2002      1.000          1.038            11,625

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.408          1.300           138,148
                                                       2010      1.227          1.408           175,746
                                                       2009      0.964          1.227           206,129
                                                       2008      1.544          0.964           336,437
                                                       2007      1.549          1.544           469,731
                                                       2006      1.348          1.549           319,625
                                                       2005      1.307          1.348           392,782
                                                       2004      1.227          1.307           520,325
                                                       2003      0.899          1.227           514,487
                                                       2002      1.161          0.899           537,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.944          0.923           119,669
                                                       2010      0.874          0.944           118,050
                                                       2009      0.624          0.874           142,943
                                                       2008      1.010          0.624           129,137
                                                       2007      0.975          1.010           132,422
                                                       2006      0.947          0.975           185,933
                                                       2005      0.915          0.947           290,684
                                                       2004      0.926          0.915           280,446
                                                       2003      0.638          0.926           304,246
                                                       2002      0.861          0.638           314,292

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.215          1.255            79,396
                                                       2010      1.128          1.215            80,260
                                                       2009      0.921          1.128           101,945
                                                       2008      1.453          0.921           125,051
                                                       2007      1.421          1.453           192,644
                                                       2006      1.221          1.421           228,253
                                                       2005      1.165          1.221           227,875
                                                       2004      1.072          1.165           243,422
                                                       2003      0.823          1.072           295,422
                                                       2002      1.087          0.823           166,026

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.732          1.638            44,631
                                                       2010      1.436          1.732            45,248
                                                       2009      1.073          1.436            80,649
                                                       2008      1.685          1.073            81,041
                                                       2007      1.598          1.685            93,475
                                                       2006      1.414          1.598           116,456
                                                       2005      1.327          1.414           117,120
                                                       2004      1.221          1.327           139,054
                                                       2003      0.956          1.221           140,986
                                                       2002      1.201          0.956           170,504

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.705          1.701             4,004
                                                       2010      1.384          1.705             4,004
                                                       2009      0.985          1.384             4,004
                                                       2008      1.688          0.985             4,004
                                                       2007      1.559          1.688            14,594
                                                       2006      1.405          1.559            14,568
                                                       2005      1.361          1.405            15,629
                                                       2004      1.201          1.361            15,192
                                                       2003      0.820          1.201            13,436
                                                       2002      1.276          0.820            28,961

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.631          0.614                --
                                                       2008      1.026          0.631            45,995
                                                       2007      0.994          1.026            49,310
                                                       2006      0.877          0.994            69,147
                                                       2005      0.855          0.877            67,852
                                                       2004      0.788          0.855           135,502
                                                       2003      0.627          0.788           143,048
                                                       2002      0.820          0.627            50,016

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      0.683          0.594                --
                                                       2010      0.669          0.683                --
                                                       2009      0.529          0.669            20,467
                                                       2008      0.949          0.529            20,479
                                                       2007      0.907          0.949            20,489
                                                       2006      0.732          0.907            22,807
                                                       2005      0.666          0.732            22,817
                                                       2004      0.574          0.666            22,828
                                                       2003      0.458          0.574            22,840
                                                       2002      0.626          0.458            22,854

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.605          1.635                --
                                                       2006      1.453          1.605            36,352
                                                       2005      1.425          1.453            36,352
                                                       2004      1.357          1.425            26,947
                                                       2003      1.069          1.357                --
                                                       2002      1.000          1.069                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.986          0.974                --
                                                       2010      0.917          0.986            49,261
                                                       2009      0.794          0.917            53,593
                                                       2008      1.024          0.794            53,616
                                                       2007      1.026          1.024            55,141
                                                       2006      1.002          1.026            59,269
                                                       2005      0.994          1.002            59,269
                                                       2004      0.999          0.994                --
                                                       2003      1.000          0.999                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.412          1.439                --
                                                       2010      1.286          1.412             9,427
                                                       2009      1.095          1.286           109,470
                                                       2008      1.288          1.095            78,697
                                                       2007      1.284          1.288            78,704
                                                       2006      1.238          1.284           111,510
                                                       2005      1.226          1.238           117,393
                                                       2004      1.167          1.226           143,956
                                                       2003      1.061          1.167           138,958
                                                       2002      1.029          1.061            71,933

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.535          1.547            50,317
                                                       2010      1.337          1.535            50,324
                                                       2009      0.850          1.337            68,378
                                                       2008      1.233          0.850           135,675
                                                       2007      1.249          1.233           236,204
                                                       2006      1.144          1.249           254,864
                                                       2005      1.133          1.144           257,876
                                                       2004      1.042          1.133           374,788
                                                       2003      0.830          1.042           443,505
                                                       2002      0.872          0.830           533,727

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.128          1.122                --
                                                       2009      1.143          1.128            70,008
                                                       2008      1.132          1.143           226,817
                                                       2007      1.097          1.132            43,161
                                                       2006      1.065          1.097            47,640
                                                       2005      1.052          1.065            50,261
                                                       2004      1.060          1.052            50,303
                                                       2003      1.070          1.060            50,347
                                                       2002      1.074          1.070           261,045

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                --
                                                       2006      1.134          1.259             4,251
                                                       2005      1.098          1.134             4,254
                                                       2004      0.965          1.098            31,381
                                                       2003      0.691          0.965            37,499
                                                       2002      0.944          0.691            29,678

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622                --
                                                       2006      1.330          1.546           389,440
                                                       2005      1.299          1.330           318,767
                                                       2004      1.219          1.299           364,905
                                                       2003      0.891          1.219           390,414
                                                       2002      1.208          0.891           338,073

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.233          1.296                --
                                                       2006      1.059          1.233           106,014
                                                       2005      1.010          1.059           115,169
                                                       2004      0.928          1.010           130,827
                                                       2003      0.739          0.928           143,039
                                                       2002      1.007          0.739           159,945

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                --
                                                       2006      1.400          1.616                --
                                                       2005      1.378          1.400                --
                                                       2004      1.243          1.378                --
                                                       2003      1.000          1.243                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                --
                                                       2006      1.636          1.807            51,049
                                                       2005      1.536          1.636            64,733
                                                       2004      1.258          1.536            50,181
                                                       2003      1.000          1.258            44,319

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051                --
                                                       2006      0.947          1.002            35,730

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.842          0.831            18,627
                                                       2010      0.760          0.842            19,067
                                                       2009      0.648          0.760            19,124
                                                       2008      1.050          0.648            18,248
                                                       2007      1.042          1.050            35,490

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.895          0.835             9,165
                                                       2010      0.782          0.895            10,106
                                                       2009      0.588          0.782            65,940
                                                       2008      1.023          0.588            65,954
                                                       2007      1.220          1.023            68,018
                                                       2006      1.003          1.220           201,566

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.452          1.285                --
                                                       2010      1.235          1.452                --
                                                       2009      0.972          1.235                --
                                                       2008      1.321          0.972            25,715
                                                       2007      1.355          1.321             5,535
                                                       2006      1.271          1.355                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.152          0.975         1,000,815
                                                       2010      1.004          1.152         1,345,374
                                                       2009      0.656          1.004         1,934,157
                                                       2008      1.124          0.656         1,836,197
                                                       2007      1.152          1.124         2,095,796
                                                       2006      1.046          1.152         1,906,863

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.413          1.379                --
                                                       2010      1.135          1.413                --
                                                       2009      0.860          1.135                --
                                                       2008      1.423          0.860                --
                                                       2007      1.298          1.423                --
                                                       2006      1.307          1.298                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.760          0.693             4,041
                                                       2010      0.704          0.760             4,047
                                                       2009      0.499          0.704            68,875
                                                       2008      0.872          0.499            74,861
                                                       2007      0.680          0.872           165,196
                                                       2006      0.663          0.680            64,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.125          1.048                --
                                                       2010      0.930          1.125                --
                                                       2009      0.691          0.930                --
                                                       2008      1.138          0.691                --
                                                       2007      1.284          1.138             1,213

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.984          0.932         1,055,377
                                                       2010      0.796          0.984         1,236,162
                                                       2009      0.639          0.796         1,560,801
                                                       2008      1.061          0.639         2,274,707
                                                       2007      1.072          1.061         2,834,109
                                                       2006      1.015          1.072           265,388

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573                --
                                                       2008      1.069          0.603                --
                                                       2007      0.971          1.069                --
                                                       2006      0.982          0.971                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.413          1.296                --
                                                       2010      1.351          1.413                --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.005          0.860                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      3.003          2.402                --
                                                       2010      2.467          3.003                --
                                                       2009      1.484          2.467                --
                                                       2008      3.240          1.484               688

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.268          1.114         1,406,080
                                                       2010      1.157          1.268           855,292
                                                       2009      0.893          1.157         1,070,946
                                                       2008      1.575          0.893         1,290,985
                                                       2007      1.500          1.575         1,426,865

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      0.992          0.909           129,132
                                                       2010      0.763          0.992           189,952
                                                       2009      0.493          0.763           235,892
                                                       2008      0.889          0.493           202,538

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.378          1.512         2,109,746
                                                       2010      1.297          1.378         2,098,955
                                                       2009      1.113          1.297         2,252,453
                                                       2008      1.211          1.113         2,367,703
                                                       2007      1.144          1.211         1,569,337

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.683          1.709           122,485
                                                       2010      1.581          1.683           127,657
                                                       2009      1.419          1.581           202,920

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.506          1.415                --
                                                       2010      1.317          1.506                --
                                                       2009      1.080          1.317                --
                                                       2008      1.634          1.080                --
                                                       2007      1.582          1.634                --
                                                       2006      1.471          1.582                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                --
                                                       2006      1.118          1.177                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.939          1.977            18,443
                                                       2010      1.756          1.939            19,657
                                                       2009      1.341          1.756            30,096
                                                       2008      1.526          1.341            22,770
                                                       2007      1.455          1.526            30,308
                                                       2006      1.404          1.455            54,184

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.923          0.872         1,656,873
                                                       2010      0.802          0.923         2,195,981
                                                       2009      0.688          0.802         2,696,740
                                                       2008      1.098          0.688         3,471,471
                                                       2007      1.076          1.098         4,761,488
                                                       2006      1.001          1.076         3,596,322

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.996          0.892         2,360,565
                                                       2010      0.844          0.996         2,882,834
                                                       2009      0.678          0.844         3,506,042
                                                       2008      0.982          0.678         4,470,639
                                                       2007      1.029          0.982         5,323,965
                                                       2006      1.003          1.029         1,483,444

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.620          0.591            90,497
                                                       2010      0.547          0.620           117,341
                                                       2009      0.372          0.547           161,174
                                                       2008      0.697          0.372           130,868
                                                       2007      0.588          0.697           133,836
                                                       2006      0.603          0.588           166,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.409          1.476             8,031
                                                       2010      1.324          1.409             8,050
                                                       2009      1.231          1.324            17,747
                                                       2008      1.297          1.231            32,618
                                                       2007      1.242          1.297            32,624
                                                       2006      1.196          1.242            65,987

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.875          0.784            34,800
                                                       2010      0.742          0.875            35,366
                                                       2009      0.589          0.742           122,075

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.080          1.063               618
                                                       2010      1.092          1.080             8,979

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.431          0.426                --
                                                       2008      0.733          0.431         2,992,918
                                                       2007      0.745          0.733         3,506,992
                                                       2006      0.725          0.745         2,566,753

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.536          1.358                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.469          0.489                --
                                                       2008      0.863          0.469           178,720
                                                       2007      0.844          0.863           187,810
                                                       2006      0.832          0.844           214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.132          1.044            68,342
                                                       2010      1.005          1.132            68,647
                                                       2009      0.839          1.005            69,742
                                                       2008      1.397          0.839            69,159
                                                       2007      1.364          1.397           126,317
                                                       2006      1.330          1.364           177,571

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      0.867          0.858            53,035
                                                       2010      0.790          0.867           219,443
                                                       2009      0.573          0.790           254,064
                                                       2008      0.864          0.573           254,528

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077                --
                                                       2006      1.002          1.060                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.172          1.191                --
                                                       2010      1.083          1.172                --
                                                       2009      0.913          1.083                --
                                                       2008      1.083          0.913                --
                                                       2007      1.043          1.083                --
                                                       2006      1.001          1.043                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.115          1.109                --
                                                       2010      1.016          1.115                --
                                                       2009      0.835          1.016                --
                                                       2008      1.082          0.835                --
                                                       2007      1.049          1.082           235,067
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.055          1.024                --
                                                       2010      0.947          1.055                --
                                                       2009      0.760          0.947                --
                                                       2008      1.083          0.760                --
                                                       2007      1.054          1.083            67,813
                                                       2006      1.002          1.054            67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.991          0.939                --
                                                       2010      0.878          0.991                --
                                                       2009      0.691          0.878                --
                                                       2008      1.083          0.691                --
                                                       2007      1.059          1.083                --
                                                       2006      1.002          1.059                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.881          0.881            10,850
                                                       2010      0.781          0.881            10,864
                                                       2009      0.635          0.781            11,538

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.470          1.479           171,802
                                                       2010      1.360          1.470           172,757
                                                       2009      1.167          1.360           240,392
                                                       2008      1.527          1.167           301,777
                                                       2007      1.489          1.527           346,080
                                                       2006      1.393          1.489           370,563

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.461          1.450                --
                                                       2010      1.332          1.461                --
                                                       2009      1.120          1.332                --
                                                       2008      1.485          1.120                --
                                                       2007      1.402          1.485            10,677
                                                       2006      1.269          1.402                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.009          0.910         1,408,040
                                                       2010      0.885          1.009         1,863,194
                                                       2009      0.643          0.885         2,021,514
                                                       2008      1.099          0.643         2,368,087
                                                       2007      1.051          1.099         2,003,230
                                                       2006      0.996          1.051         2,023,762

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.060          1.029            45,010
                                                       2010      0.922          1.060           228,223
                                                       2009      0.655          0.922           263,571
                                                       2008      1.148          0.655           268,196
                                                       2007      1.069          1.148           362,118
                                                       2006      0.998          1.069           407,590

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.440          1.460             9,421

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                --
                                                       2006      1.127          1.117             9,383
                                                       2005      1.122          1.127           101,465
                                                       2004      1.046          1.122             9,383
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415                --
                                                       2008      1.328          1.369           160,922
                                                       2007      1.241          1.328           256,667
                                                       2006      1.214          1.241           284,670
                                                       2005      1.204          1.214           350,967
                                                       2004      1.167          1.204           655,940
                                                       2003      1.129          1.167           668,500
                                                       2002      1.051          1.129           428,795

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.536                --
                                                       2007      0.885          0.961            11,352
                                                       2006      0.810          0.885            11,362
                                                       2005      0.767          0.810            11,374
                                                       2004      0.724          0.767            11,387
                                                       2003      0.558          0.724            34,347
                                                       2002      0.805          0.558            35,744

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                --
                                                       2006      1.108          1.393           114,334
                                                       2005      1.003          1.108            13,188
                                                       2004      0.877          1.003            13,200
                                                       2003      0.694          0.877            12,398
                                                       2002      0.856          0.694            12,408

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                --
                                                       2006      1.685          1.945            92,301
                                                       2005      1.599          1.685           120,081
                                                       2004      1.288          1.599            62,695
                                                       2003      0.874          1.288            65,416
                                                       2002      1.087          0.874            99,145

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                --
                                                       2005      0.862          0.923                --
                                                       2004      0.823          0.862                --
                                                       2003      0.646          0.823            19,478
                                                       2002      0.863          0.646                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330                --
                                                       2005      1.231          1.266           206,627
                                                       2004      1.138          1.231           220,797
                                                       2003      0.882          1.138           263,231
                                                       2002      1.041          0.882           179,228

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832                --
                                                       2005      0.755          0.808           172,921
                                                       2004      0.720          0.755           180,057
                                                       2003      0.587          0.720           179,411
                                                       2002      0.773          0.587           177,655

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                --
                                                       2005      1.000          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                --
                                                       2005      1.000          1.065                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058                --
                                                       2005      1.000          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.208          1.196                --
                                                       2005      1.211          1.208            71,559
                                                       2004      1.196          1.211            79,135
                                                       2003      1.121          1.196            82,468
                                                       2002      1.115          1.121            92,965

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947                --
                                                       2005      0.808          0.891            18,532
                                                       2004      0.709          0.808            19,382
                                                       2003      0.594          0.709            19,501
                                                       2002      0.807          0.594            18,731

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603                --
                                                       2005      0.561          0.569           164,440
                                                       2004      0.500          0.561            43,464
                                                       2003      0.371          0.500            39,281
                                                       2002      0.736          0.371            34,171

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393                --
                                                       2005      1.332          1.350           503,733
                                                       2004      1.214          1.332           536,015
                                                       2003      1.059          1.214           539,413
                                                       2002      1.136          1.059           498,176

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269                --
                                                       2005      1.121          1.174                --
                                                       2004      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048                --
                                                       2005      0.846          0.912            23,507
                                                       2004      0.743          0.846            23,976
                                                       2003      0.587          0.743            24,841
                                                       2002      0.685          0.587            25,850

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                --
                                                       2005      1.329          1.386                --
                                                       2004      1.215          1.329                --
                                                       2003      1.000          1.215                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.390          1.404                --
                                                       2005      1.363          1.390            72,521
                                                       2004      1.248          1.363            15,251
                                                       2003      1.061          1.248            25,250
                                                       2002      1.018          1.061            27,197

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766                --
                                                       2005      0.731          0.734            58,711
                                                       2004      0.674          0.731            95,314
                                                       2003      0.517          0.674           219,977
                                                       2002      0.790          0.517           213,950

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307                --
                                                       2005      1.000          1.136                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.701          0.727                --
                                                       2005      0.660          0.701            51,456
                                                       2004      0.646          0.660            51,474
                                                       2003      0.522          0.646            51,815
                                                       2002      0.752          0.522            53,325





               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            769,166

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808          1,363,696
                                                       2004      0.747          0.777          1,425,786
                                                       2003      0.607          0.747          1,524,160
                                                       2002      0.884          0.607          1,540,938

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      0.901          0.860                 --
                                                       2007      0.783          0.901          8,646,117
                                                       2006      0.773          0.783          9,978,743
                                                       2005      0.728          0.773         11,930,879
                                                       2004      0.691          0.728         14,156,609
                                                       2003      0.551          0.691         16,694,426
                                                       2002      0.830          0.551         18,796,142

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                 --
                                                       2005      1.121          1.154            860,834
                                                       2004      1.024          1.121            811,423
                                                       2003      0.787          1.024            773,016
                                                       2002      1.000          0.787            255,541

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         16,224,219
                                                       2004      0.620          0.661         19,198,634
                                                       2003      0.511          0.620         22,108,910
                                                       2002      0.750          0.511         25,435,702

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.538          1.379          6,514,739
                                                       2010      1.398          1.538          9,476,151
                                                       2009      0.999          1.398         12,011,686
                                                       2008      1.647          0.999         15,443,389
                                                       2007      1.457          1.647         20,719,476
                                                       2006      1.229          1.457         21,324,458
                                                       2005      1.095          1.229         20,626,162
                                                       2004      0.980          1.095         20,808,746
                                                       2003      0.736          0.980         20,537,027
                                                       2002      0.877          0.736         19,364,796

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.316          1.240         14,075,830
                                                       2010      1.127          1.316         19,265,722
                                                       2009      0.821          1.127         25,266,325
                                                       2008      1.489          0.821         28,245,812
                                                       2007      1.347          1.489         33,531,749
                                                       2006      1.242          1.347         37,310,477
                                                       2005      1.086          1.242         39,485,611
                                                       2004      0.981          1.086         40,945,865
                                                       2003      0.728          0.981         41,820,061
                                                       2002      0.980          0.728         39,915,513

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.330          1.285         10,739,373
                                                       2010      1.213          1.330         15,307,491
                                                       2009      0.939          1.213         18,741,597
                                                       2008      1.535          0.939         22,823,743
                                                       2007      1.485          1.535         29,775,419
                                                       2006      1.310          1.485         32,511,078
                                                       2005      1.258          1.310         33,596,778
                                                       2004      1.158          1.258         34,556,332
                                                       2003      0.888          1.158         34,634,208
                                                       2002      1.105          0.888         31,656,769

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          3,750,757
                                                       2004      0.489          0.575          3,751,850
                                                       2003      0.398          0.489          3,886,916
                                                       2002      0.539          0.398          5,152,513

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            809,694
                                                       2004      1.701          2.200            700,397
                                                       2003      1.290          1.701            644,976
                                                       2002      1.254          1.290            644,365

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            242,084
                                                       2004      1.074          1.207             72,262
                                                       2003      1.000          1.074                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            154,639
                                                       2004      1.067          1.205             57,458
                                                       2003      1.000          1.067             15,770

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.461          1.400          3,334,401
                                                       2010      1.268          1.461          4,897,089
                                                       2009      0.950          1.268          6,760,810
                                                       2008      1.682          0.950          7,731,186
                                                       2007      1.454          1.682          8,767,872
                                                       2006      1.324          1.454          9,186,011
                                                       2005      1.151          1.324          9,626,857
                                                       2004      1.014          1.151          9,224,506
                                                       2003      0.803          1.014          9,389,111
                                                       2002      0.901          0.803          9,616,710

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.289          2.008          1,104,556
                                                       2010      1.809          2.289          1,463,609
                                                       2009      1.315          1.809          1,883,633
                                                       2008      2.213          1.315          2,043,755
                                                       2007      1.950          2.213          2,637,765
                                                       2006      1.763          1.950          2,908,493
                                                       2005      1.518          1.763          3,011,375
                                                       2004      1.237          1.518          2,619,238
                                                       2003      0.909          1.237          2,151,162
                                                       2002      1.027          0.909          1,404,560

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.279          1.289          1,524,507
                                                       2010      1.153          1.279          2,044,756
                                                       2009      0.864          1.153          2,079,680
                                                       2008      1.249          0.864          1,785,440
                                                       2007      1.223          1.249          1,878,115
                                                       2006      1.051          1.223          1,533,415
                                                       2005      1.000          1.051            747,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.013          0.949          1,496,809
                                                       2010      0.806          1.013          2,323,197
                                                       2009      0.571          0.806          3,277,086
                                                       2008      1.009          0.571          3,688,622
                                                       2007      0.921          1.009          4,366,432
                                                       2006      0.861          0.921          4,854,654
                                                       2005      0.835          0.861          5,773,635
                                                       2004      0.761          0.835          6,665,792
                                                       2003      0.564          0.761          7,615,588
                                                       2002      0.803          0.564          8,011,448

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,456,692
                                                       2004      1.039          1.152          2,327,801
                                                       2003      0.844          1.039          1,747,514
                                                       2002      1.000          0.844            564,688

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          3.235                 --
                                                       2007      2.806          3.556          1,211,669
                                                       2006      2.226          2.806          1,491,865
                                                       2005      1.775          2.226            891,920
                                                       2004      1.446          1.775            506,384
                                                       2003      1.000          1.446            190,758

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.332          1.171          2,661,870
                                                       2010      1.248          1.332          3,609,994
                                                       2009      0.926          1.248          4,395,974
                                                       2008      1.577          0.926          5,647,036
                                                       2007      1.388          1.577          7,216,761
                                                       2006      1.162          1.388          7,720,877
                                                       2005      1.071          1.162          7,177,426
                                                       2004      0.918          1.071          6,844,797
                                                       2003      0.706          0.918          6,701,112
                                                       2002      0.881          0.706          6,655,305

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258          1,198,837
                                                       2004      1.028          1.174            297,990
                                                       2003      0.791          1.028            228,198
                                                       2002      1.000          0.791             31,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.636          0.615          2,772,653
                                                       2010      0.515          0.636          3,991,778
                                                       2009      0.362          0.515          4,235,388
                                                       2008      0.655          0.362          4,977,675
                                                       2007      0.547          0.655          5,611,076
                                                       2006      0.491          0.547          5,648,036
                                                       2005      0.445          0.491          6,562,405
                                                       2004      0.375          0.445          7,120,979
                                                       2003      0.283          0.375          7,818,479
                                                       2002      0.400          0.283          8,742,713

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            675,530
                                                       2004      1.334          1.508            415,165
                                                       2003      1.000          1.334            197,364

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                 --
                                                       2006      0.901          0.952            580,031
                                                       2005      0.861          0.901            605,607
                                                       2004      0.851          0.861            715,669
                                                       2003      0.644          0.851            927,907
                                                       2002      0.893          0.644          1,252,324

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.271          1.347                 --
                                                       2009      1.069          1.271            365,946
                                                       2008      1.851          1.069            422,361
                                                       2007      1.793          1.851            440,270
                                                       2006      1.582          1.793            590,555
                                                       2005      1.508          1.582            800,522
                                                       2004      1.390          1.508            775,572
                                                       2003      1.074          1.390            541,790
                                                       2002      1.000          1.074            379,219

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.386          1.398          7,572,035
                                                       2010      1.127          1.386         10,246,619
                                                       2009      0.851          1.127         12,928,013
                                                       2008      1.451          0.851         15,465,605
                                                       2007      1.452          1.451         18,240,506
                                                       2006      1.356          1.452         20,905,676
                                                       2005      1.234          1.356         24,071,550
                                                       2004      1.141          1.234         28,403,129
                                                       2003      0.862          1.141         30,552,697
                                                       2002      1.300          0.862         30,612,824

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.180          1.192          3,670,642
                                                       2010      1.065          1.180          5,066,071
                                                       2009      0.886          1.065          6,110,979
                                                       2008      1.274          0.886          6,552,136
                                                       2007      1.194          1.274          7,730,573
                                                       2006      1.057          1.194          8,501,134
                                                       2005      1.029          1.057          9,410,180
                                                       2004      0.962          1.029         10,659,605
                                                       2003      0.784          0.962         11,068,524
                                                       2002      0.966          0.784          9,743,979

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.151          1.126                 --
                                                       2008      1.657          1.151            372,657
                                                       2007      1.660          1.657            511,400

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.457          1.539                 --
                                                       2010      1.314          1.457          1,532,453
                                                       2009      0.952          1.314          1,737,902
                                                       2008      1.672          0.952          2,007,342
                                                       2007      1.668          1.672          2,575,616
                                                       2006      1.492          1.668          3,239,922
                                                       2005      1.440          1.492          4,356,313
                                                       2004      1.372          1.440          5,675,640
                                                       2003      1.061          1.372          5,136,518
                                                       2002      1.000          1.061          1,058,186

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      0.892          0.970                 --
                                                       2010      0.810          0.892            199,611
                                                       2009      0.675          0.810            225,346
                                                       2008      0.960          0.675            399,696
                                                       2007      0.916          0.960            474,145
                                                       2006      0.789          0.916            390,779
                                                       2005      0.804          0.789            445,230
                                                       2004      0.790          0.804            451,810
                                                       2003      0.650          0.790            439,572
                                                       2002      0.893          0.650            331,426

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      0.967          0.950             94,109

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.269          1.345            941,485
                                                       2010      1.150          1.269          1,226,787
                                                       2009      0.953          1.150          1,316,478
                                                       2008      1.489          0.953          1,704,335
                                                       2007      1.436          1.489          2,079,652
                                                       2006      1.321          1.436          2,566,864
                                                       2005      1.287          1.321          3,224,679
                                                       2004      1.245          1.287          3,252,161
                                                       2003      1.038          1.245          3,368,457
                                                       2002      1.000          1.038            437,165

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.404          1.296          6,093,396
                                                       2010      1.224          1.404          9,488,818
                                                       2009      0.961          1.224         12,638,705
                                                       2008      1.540          0.961         14,594,606
                                                       2007      1.545          1.540         17,163,265
                                                       2006      1.344          1.545         11,635,921
                                                       2005      1.304          1.344         13,601,899
                                                       2004      1.224          1.304         16,462,866
                                                       2003      0.897          1.224         17,710,430
                                                       2002      1.158          0.897         17,723,205

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.942          0.921          5,480,431
                                                       2010      0.871          0.942          7,236,349
                                                       2009      0.622          0.871          9,526,956
                                                       2008      1.008          0.622         11,204,523
                                                       2007      0.972          1.008         13,752,289
                                                       2006      0.945          0.972         15,436,081
                                                       2005      0.912          0.945         17,212,598
                                                       2004      0.924          0.912         20,300,200
                                                       2003      0.636          0.924         21,908,937
                                                       2002      0.859          0.636         21,677,559

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.212          1.252          3,274,973
                                                       2010      1.125          1.212          4,489,112
                                                       2009      0.918          1.125          5,641,069
                                                       2008      1.449          0.918          6,999,706
                                                       2007      1.418          1.449          9,586,806
                                                       2006      1.218          1.418          4,193,079
                                                       2005      1.162          1.218          4,911,025
                                                       2004      1.069          1.162          5,807,935
                                                       2003      0.821          1.069          6,195,251
                                                       2002      1.084          0.821          6,478,289

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.727          1.633          1,914,001
                                                       2010      1.432          1.727          2,931,707
                                                       2009      1.070          1.432          3,626,858
                                                       2008      1.680          1.070          4,517,113
                                                       2007      1.594          1.680          5,242,939
                                                       2006      1.410          1.594          6,207,145
                                                       2005      1.323          1.410          7,375,936
                                                       2004      1.218          1.323          8,651,077
                                                       2003      0.953          1.218          9,337,418
                                                       2002      1.198          0.953         10,430,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.700          1.696            983,676
                                                       2010      1.380          1.700          1,674,256
                                                       2009      0.982          1.380          1,922,697
                                                       2008      1.683          0.982          2,199,826
                                                       2007      1.555          1.683          2,592,542
                                                       2006      1.401          1.555          2,494,567
                                                       2005      1.357          1.401          2,895,037
                                                       2004      1.198          1.357          3,104,319
                                                       2003      0.817          1.198          3,189,096
                                                       2002      1.272          0.817          3,336,814

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.629          0.613                 --
                                                       2008      1.023          0.629          6,436,732
                                                       2007      0.991          1.023          7,045,973
                                                       2006      0.875          0.991          7,640,403
                                                       2005      0.853          0.875          8,773,519
                                                       2004      0.786          0.853         10,529,484
                                                       2003      0.625          0.786         11,789,305
                                                       2002      0.818          0.625         11,524,158

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      0.681          0.733                 --
                                                       2010      0.667          0.681          1,686,588
                                                       2009      0.527          0.667          2,088,740
                                                       2008      0.947          0.527          2,345,494
                                                       2007      0.905          0.947          2,796,529
                                                       2006      0.730          0.905          3,173,210
                                                       2005      0.664          0.730          3,389,604
                                                       2004      0.573          0.664          4,205,078
                                                       2003      0.457          0.573          4,642,683
                                                       2002      0.624          0.457          5,549,695

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.605          1.635                 --
                                                       2006      1.453          1.605            639,907
                                                       2005      1.425          1.453            563,278
                                                       2004      1.357          1.425            895,602
                                                       2003      1.069          1.357            919,386
                                                       2002      1.000          1.069            155,792

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.986          0.974                 --
                                                       2010      0.917          0.986            349,699
                                                       2009      0.794          0.917            332,000
                                                       2008      1.024          0.794            418,844
                                                       2007      1.026          1.024            561,156
                                                       2006      1.002          1.026            604,988
                                                       2005      0.994          1.002            766,086
                                                       2004      0.999          0.994            318,478
                                                       2003      1.000          0.999                 --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.408          1.435                 --
                                                       2010      1.283          1.408          1,952,151
                                                       2009      1.092          1.283          2,918,886
                                                       2008      1.285          1.092          3,726,724
                                                       2007      1.280          1.285          4,399,085
                                                       2006      1.234          1.280          5,076,427
                                                       2005      1.223          1.234          5,668,330
                                                       2004      1.164          1.223          6,679,156
                                                       2003      1.058          1.164          6,996,618
                                                       2002      1.026          1.058          7,005,917

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.531          1.543          1,919,616
                                                       2010      1.334          1.531          2,732,639
                                                       2009      0.847          1.334          3,304,614
                                                       2008      1.230          0.847          3,806,650
                                                       2007      1.246          1.230          4,492,029
                                                       2006      1.141          1.246          5,111,324
                                                       2005      1.130          1.141          5,816,504
                                                       2004      1.039          1.130          7,227,560
                                                       2003      0.828          1.039          7,873,861
                                                       2002      0.870          0.828          5,509,908

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.124          1.119                 --
                                                       2009      1.140          1.124         11,135,033
                                                       2008      1.129          1.140         19,534,385
                                                       2007      1.093          1.129         11,395,268
                                                       2006      1.062          1.093         11,528,982
                                                       2005      1.050          1.062         11,163,483
                                                       2004      1.057          1.050         13,885,458
                                                       2003      1.067          1.057         16,528,924
                                                       2002      1.071          1.067         27,659,796

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                 --
                                                       2006      1.134          1.259            629,234
                                                       2005      1.098          1.134            743,894
                                                       2004      0.965          1.098            702,361
                                                       2003      0.691          0.965            823,277
                                                       2002      0.944          0.691            856,980

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          8,448,930
                                                       2005      1.296          1.327          9,928,000
                                                       2004      1.215          1.296         11,762,688
                                                       2003      0.888          1.215         12,995,834
                                                       2002      1.204          0.888         13,865,407

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.229          1.292                 --
                                                       2006      1.056          1.229          8,054,840
                                                       2005      1.007          1.056          8,891,933
                                                       2004      0.925          1.007         10,793,191
                                                       2003      0.737          0.925         12,032,973
                                                       2002      1.004          0.737         12,300,179

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,466,637
                                                       2005      1.378          1.400          1,341,766
                                                       2004      1.243          1.378          1,144,322
                                                       2003      1.000          1.243            453,221

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,555,919
                                                       2005      1.536          1.636          1,683,507
                                                       2004      1.258          1.536          1,188,936
                                                       2003      1.000          1.258            533,938

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          4,352,178

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.840          0.828          1,496,538
                                                       2010      0.758          0.840          2,254,971
                                                       2009      0.646          0.758          2,805,731
                                                       2008      1.047          0.646          3,192,195
                                                       2007      1.039          1.047          3,636,732

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.895          0.835          1,241,259
                                                       2010      0.782          0.895          1,368,779
                                                       2009      0.588          0.782          1,493,074
                                                       2008      1.023          0.588          1,829,421
                                                       2007      1.220          1.023          2,017,161
                                                       2006      1.003          1.220          2,406,783

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.452          1.285            253,910
                                                       2010      1.235          1.452            490,798
                                                       2009      0.972          1.235            403,250
                                                       2008      1.321          0.972            366,478
                                                       2007      1.355          1.321            270,232
                                                       2006      1.271          1.355            167,145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.154          0.977                 --
                                                       2010      1.005          1.154                 --
                                                       2009      0.657          1.005                 --
                                                       2008      1.126          0.657                 --
                                                       2007      1.154          1.126              1,296
                                                       2006      1.048          1.154                 --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.413          1.379            202,028
                                                       2010      1.135          1.413            119,955
                                                       2009      0.860          1.135             78,635
                                                       2008      1.423          0.860             91,190
                                                       2007      1.298          1.423            119,442
                                                       2006      1.307          1.298             79,003

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.758          0.692          1,454,982
                                                       2010      0.702          0.758          1,892,601
                                                       2009      0.498          0.702          3,185,947
                                                       2008      0.871          0.498          3,388,052
                                                       2007      0.678          0.871          3,269,960
                                                       2006      0.662          0.678          3,204,891

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.125          1.048             53,874
                                                       2010      0.930          1.125            104,602
                                                       2009      0.691          0.930             95,439
                                                       2008      1.138          0.691             86,203
                                                       2007      1.284          1.138             62,624

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573                 --
                                                       2008      1.069          0.603            907,928
                                                       2007      0.971          1.069          1,055,371
                                                       2006      0.982          0.971          1,025,644

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.413          1.296            338,703
                                                       2010      1.351          1.413            344,897

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.005          0.860            517,582

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      3.003          2.402            528,753
                                                       2010      2.467          3.003            633,917
                                                       2009      1.484          2.467            954,611
                                                       2008      3.240          1.484          1,110,838

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.683          1.709          9,605,279
                                                       2010      1.581          1.683         13,162,946
                                                       2009      1.419          1.581         15,402,642

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.506          1.415            601,950
                                                       2010      1.317          1.506          1,013,631
                                                       2009      1.080          1.317          1,161,904
                                                       2008      1.634          1.080            113,308
                                                       2007      1.582          1.634            168,994
                                                       2006      1.471          1.582            138,450

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.935          1.974          1,096,580
                                                       2010      1.753          1.935          1,347,395
                                                       2009      1.338          1.753          1,657,695
                                                       2008      1.524          1.338          1,426,678
                                                       2007      1.452          1.524          1,541,958
                                                       2006      1.402          1.452          1,525,686

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.619          0.590          2,858,784
                                                       2010      0.546          0.619          3,861,312
                                                       2009      0.372          0.546          4,750,320
                                                       2008      0.696          0.372          5,856,671
                                                       2007      0.587          0.696          6,787,109
                                                       2006      0.601          0.587          7,572,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.406          1.472          1,700,789
                                                       2010      1.320          1.406          2,482,687
                                                       2009      1.227          1.320          3,616,520
                                                       2008      1.293          1.227          3,597,274
                                                       2007      1.238          1.293          4,007,548
                                                       2006      1.193          1.238          4,395,935

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.744          0.667          6,320,831
                                                       2010      0.631          0.744          9,325,242
                                                       2009      0.501          0.631         10,463,500

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.107          1.089          4,189,309
                                                       2010      1.118          1.107          6,218,813

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.536          1.358          1,014,025

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.467          0.488                 --
                                                       2008      0.861          0.467         11,445,854
                                                       2007      0.841          0.861         12,975,026
                                                       2006      0.830          0.841         14,874,357

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.129          1.041          2,519,901
                                                       2010      1.002          1.129          3,347,726
                                                       2009      0.836          1.002          4,103,729
                                                       2008      1.394          0.836          4,894,415
                                                       2007      1.361          1.394          5,912,777
                                                       2006      1.326          1.361          6,819,859

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      0.865          0.856          3,577,790
                                                       2010      0.787          0.865          5,029,669
                                                       2009      0.572          0.787          6,409,515
                                                       2008      0.862          0.572          7,603,089

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.930          1.008                 --
                                                       2010      0.817          0.930            535,252
                                                       2009      0.631          0.817            526,380
                                                       2008      1.077          0.631            214,053
                                                       2007      1.060          1.077            719,236
                                                       2006      1.002          1.060            486,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.172          1.191          1,020,621
                                                       2010      1.083          1.172          1,602,521
                                                       2009      0.913          1.083          2,076,436
                                                       2008      1.083          0.913          1,792,446
                                                       2007      1.043          1.083          1,310,807
                                                       2006      1.001          1.043          1,112,268

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.115          1.109            955,302
                                                       2010      1.016          1.115          1,157,633
                                                       2009      0.835          1.016          1,676,270
                                                       2008      1.082          0.835            793,136
                                                       2007      1.049          1.082            817,000
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.055          1.024            949,829
                                                       2010      0.947          1.055          1,346,917
                                                       2009      0.760          0.947          1,316,943
                                                       2008      1.083          0.760          2,503,151
                                                       2007      1.054          1.083          1,725,021
                                                       2006      1.002          1.054          1,504,284

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.991          0.939            350,643
                                                       2010      0.878          0.991            486,560
                                                       2009      0.691          0.878            518,200
                                                       2008      1.083          0.691          1,285,755
                                                       2007      1.059          1.083          1,392,440
                                                       2006      1.002          1.059          1,143,707

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.878          0.878          3,088,235
                                                       2010      0.779          0.878          4,680,071
                                                       2009      0.634          0.779          5,612,153

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.466          1.475          7,169,587
                                                       2010      1.356          1.466         10,097,645
                                                       2009      1.164          1.356         12,123,071
                                                       2008      1.522          1.164         15,181,646
                                                       2007      1.485          1.522         18,286,448
                                                       2006      1.389          1.485         19,951,864

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.286          1.276            545,452
                                                       2010      1.172          1.286            661,278
                                                       2009      0.986          1.172            814,829
                                                       2008      1.485          0.986          1,165,119
                                                       2007      1.402          1.485          1,736,513
                                                       2006      1.269          1.402          1,480,884

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.060          1.029          4,258,042
                                                       2010      0.922          1.060          5,513,451
                                                       2009      0.655          0.922          6,382,276
                                                       2008      1.148          0.655          7,419,349
                                                       2007      1.069          1.148          9,165,172
                                                       2006      0.998          1.069         10,579,672

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.436          1.456          1,490,442

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,646,826
                                                       2005      1.122          1.127          1,943,173
                                                       2004      1.046          1.122          1,417,042
                                                       2003      1.000          1.046            539,389

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415                 --
                                                       2008      1.328          1.369         20,481,793
                                                       2007      1.241          1.328         16,202,664
                                                       2006      1.214          1.241         17,462,919
                                                       2005      1.204          1.214         18,837,391
                                                       2004      1.167          1.204         19,735,931
                                                       2003      1.129          1.167         22,218,256
                                                       2002      1.051          1.129         22,679,787

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.891                 --
                                                       2007      0.885          0.961            431,802
                                                       2006      0.810          0.885            292,187
                                                       2005      0.767          0.810            255,047
                                                       2004      0.724          0.767            261,849
                                                       2003      0.558          0.724            255,936
                                                       2002      0.805          0.558            258,391

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,534,820
                                                       2005      1.003          1.108          1,309,765
                                                       2004      0.877          1.003          1,590,567
                                                       2003      0.694          0.877          1,666,960
                                                       2002      0.856          0.694          2,088,312

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          2,646,206
                                                       2005      1.599          1.685          3,119,134
                                                       2004      1.288          1.599          3,056,853
                                                       2003      0.874          1.288          3,025,467
                                                       2002      1.087          0.874          2,888,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923          1,216,377
                                                       2004      0.823          0.862          1,354,934
                                                       2003      0.646          0.823          1,421,397
                                                       2002      0.863          0.646          1,169,522

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          8,206,758
                                                       2004      1.135          1.228          8,538,103
                                                       2003      0.879          1.135          8,549,407
                                                       2002      1.038          0.879          7,726,183

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          5,864,952
                                                       2004      0.718          0.753          6,526,581
                                                       2003      0.585          0.718          7,014,394
                                                       2002      0.771          0.585          6,135,487

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.000          1.077                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            502,841

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            436,664

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      1.000          1.065            293,220

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058                 --
                                                       2005      1.000          1.037            642,758

  Travelers Managed Income Subaccount (11/99)........  2006      1.205          1.193                 --
                                                       2005      1.207          1.205          5,531,145
                                                       2004      1.193          1.207          6,006,507
                                                       2003      1.118          1.193          6,773,182
                                                       2002      1.112          1.118          7,283,963

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,577,364
                                                       2004      0.707          0.806          5,097,668
                                                       2003      0.593          0.707          5,642,385
                                                       2002      0.805          0.593          6,272,169

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568         10,189,569
                                                       2004      0.499          0.560          3,126,721
                                                       2003      0.370          0.499          3,286,141
                                                       2002      0.735          0.370          2,790,102

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         21,108,886
                                                       2004      1.211          1.328         23,128,378
                                                       2003      1.056          1.211         24,030,838
                                                       2002      1.132          1.056         21,772,836

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            514,207
                                                       2004      1.000          1.121            194,637

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,873,717
                                                       2004      0.742          0.845          2,029,133
                                                       2003      0.586          0.742          1,117,079
                                                       2002      0.684          0.586            525,526

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             69,580
                                                       2004      1.215          1.329             67,915
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388          1,402,932
                                                       2004      1.246          1.360            403,744
                                                       2003      1.059          1.246            225,119
                                                       2002      1.016          1.059            229,370

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         12,753,021
                                                       2004      0.672          0.729         14,481,859
                                                       2003      0.515          0.672         15,835,354
                                                       2002      0.788          0.515         15,727,503

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.000          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.699          0.725                 --
                                                       2005      0.658          0.699          2,900,782
                                                       2004      0.644          0.658          3,408,738
                                                       2003      0.521          0.644          3,712,852
                                                       2002      0.749          0.521          4,008,607





                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.454          0.729                --
                                                       2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            99,735
                                                       2004      1.122          1.227            56,579
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318           140,844
                                                       2004      1.095          1.167           127,017
                                                       2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.859          1.666         1,190,861
                                                       2010      1.691          1.859         1,322,368
                                                       2009      1.208          1.691         1,409,950
                                                       2008      1.994          1.208         1,248,749
                                                       2007      1.765          1.994         1,703,408
                                                       2006      1.490          1.765         1,377,710
                                                       2005      1.328          1.490         1,269,425
                                                       2004      1.189          1.328           495,221
                                                       2003      1.000          1.189            87,416

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.539          1.449         3,176,134
                                                       2010      1.318          1.539         3,548,444
                                                       2009      0.961          1.318         3,819,658
                                                       2008      1.744          0.961         4,060,006
                                                       2007      1.578          1.744         4,041,394
                                                       2006      1.456          1.578         4,108,110
                                                       2005      1.274          1.456         3,641,370
                                                       2004      1.151          1.274         1,520,042
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.315          1.270         2,378,223
                                                       2010      1.199          1.315         2,449,076
                                                       2009      0.929          1.199         2,668,778
                                                       2008      1.520          0.929         2,751,588
                                                       2007      1.471          1.520         3,597,597
                                                       2006      1.298          1.471         3,758,451
                                                       2005      1.247          1.298         3,880,808
                                                       2004      1.149          1.247         1,935,896
                                                       2003      1.000          1.149           139,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            25,906
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            90,922
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305           127,439
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.640          1.571         1,368,275
                                                       2010      1.424          1.640         1,302,880
                                                       2009      1.067          1.424         1,445,465
                                                       2008      1.891          1.067         1,483,555
                                                       2007      1.636          1.891         1,644,595
                                                       2006      1.490          1.636         1,601,350
                                                       2005      1.297          1.490         1,104,068
                                                       2004      1.143          1.297           560,534
                                                       2003      1.000          1.143            25,783

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.213          1.940           637,041
                                                       2010      1.749          2.213           756,470
                                                       2009      1.273          1.749           740,425
                                                       2008      2.142          1.273           796,222
                                                       2007      1.889          2.142           974,757
                                                       2006      1.708          1.889         1,016,017
                                                       2005      1.471          1.708           857,743
                                                       2004      1.200          1.471           500,124
                                                       2003      1.000          1.200            47,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.275          1.284           381,087
                                                       2010      1.151          1.275           345,031
                                                       2009      0.863          1.151           371,430
                                                       2008      1.247          0.863           385,936
                                                       2007      1.222          1.247           495,737
                                                       2006      1.051          1.222           339,949
                                                       2005      1.000          1.051           171,706

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.584          1.482            93,491
                                                       2010      1.261          1.584           118,298
                                                       2009      0.893          1.261           127,078
                                                       2008      1.579          0.893           110,348
                                                       2007      1.443          1.579           107,259
                                                       2006      1.350          1.443           121,882
                                                       2005      1.310          1.350           133,139
                                                       2004      1.194          1.310            86,227
                                                       2003      1.000          1.194             8,288

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           361,804
                                                       2004      1.119          1.240           152,096
                                                       2003      1.000          1.119            17,411

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.104          2.824                --
                                                       2007      2.451          3.104           342,033
                                                       2006      1.945          2.451           275,185
                                                       2005      1.552          1.945           241,567
                                                       2004      1.265          1.552           118,374
                                                       2003      1.000          1.265             7,153

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.701          1.495           883,020
                                                       2010      1.595          1.701         1,182,589
                                                       2009      1.184          1.595         1,283,412
                                                       2008      2.018          1.184         1,368,294
                                                       2007      1.777          2.018         1,464,184
                                                       2006      1.488          1.777         1,458,896
                                                       2005      1.373          1.488         1,246,441
                                                       2004      1.177          1.373           354,332
                                                       2003      1.000          1.177             6,581

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421           252,895
                                                       2004      1.163          1.327            14,468
                                                       2003      1.000          1.163                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.931          1.868            96,242
                                                       2010      1.564          1.931            66,090
                                                       2009      1.101          1.564            66,501
                                                       2008      1.993          1.101           117,591
                                                       2007      1.665          1.993           132,432
                                                       2006      1.493          1.665           139,678
                                                       2005      1.355          1.493            94,434
                                                       2004      1.144          1.355            19,332
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           269,569
                                                       2004      1.175          1.328           174,910
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288             6,475
                                                       2005      1.167          1.220             6,478
                                                       2004      1.153          1.167             6,481
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.041          1.103                --
                                                       2009      0.876          1.041           848,076
                                                       2008      1.518          0.876           859,631
                                                       2007      1.471          1.518           980,676
                                                       2006      1.298          1.471         1,047,243
                                                       2005      1.238          1.298         1,556,352
                                                       2004      1.142          1.238           440,074
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.377          1.388           819,601
                                                       2010      1.120          1.377           747,888
                                                       2009      0.846          1.120           902,851
                                                       2008      1.444          0.846         1,116,912
                                                       2007      1.446          1.444         1,292,103
                                                       2006      1.351          1.446         1,322,025
                                                       2005      1.230          1.351         1,091,300
                                                       2004      1.138          1.230           687,843
                                                       2003      1.000          1.138            28,239

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.372          1.384           790,591
                                                       2010      1.238          1.372           955,898
                                                       2009      1.031          1.238         1,074,189
                                                       2008      1.482          1.031           710,344
                                                       2007      1.390          1.482           733,320
                                                       2006      1.231          1.390           815,133
                                                       2005      1.200          1.231           843,960
                                                       2004      1.121          1.200           270,079
                                                       2003      1.000          1.121            16,469

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.951          0.936                --
                                                       2008      1.370          0.951           458,723
                                                       2007      1.373          1.370           550,690

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.196          1.264                --
                                                       2010      1.079          1.196         1,254,040
                                                       2009      0.782          1.079         1,341,088
                                                       2008      1.375          0.782         1,782,421
                                                       2007      1.372          1.375         2,305,391
                                                       2006      1.228          1.372         2,626,764
                                                       2005      1.186          1.228         2,889,583
                                                       2004      1.131          1.186         2,434,265
                                                       2003      1.000          1.131           326,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.242          1.349                --
                                                       2010      1.128          1.242            86,107
                                                       2009      0.940          1.128            87,732
                                                       2008      1.338          0.940            87,731
                                                       2007      1.278          1.338           105,994
                                                       2006      1.101          1.278           102,134
                                                       2005      1.122          1.101           101,640
                                                       2004      1.103          1.122            17,221
                                                       2003      1.000          1.103             9,413

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.345          1.322            84,090

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.108          1.173           934,776
                                                       2010      1.004          1.108         1,192,584
                                                       2009      0.833          1.004         1,296,828
                                                       2008      1.301          0.833         1,531,191
                                                       2007      1.256          1.301         1,607,142
                                                       2006      1.155          1.256         1,641,344
                                                       2005      1.127          1.155         1,441,797
                                                       2004      1.091          1.127           937,477
                                                       2003      1.000          1.091           100,086

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.338          1.235           221,706
                                                       2010      1.167          1.338           269,097
                                                       2009      0.917          1.167           313,598
                                                       2008      1.470          0.917           501,554
                                                       2007      1.476          1.470           615,753
                                                       2006      1.284          1.476           650,194
                                                       2005      1.246          1.284           710,938
                                                       2004      1.171          1.246           314,017
                                                       2003      1.000          1.171            32,521

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.189          1.162           262,747
                                                       2010      1.101          1.189           285,865
                                                       2009      0.786          1.101           307,766
                                                       2008      1.274          0.786           361,446
                                                       2007      1.231          1.274           420,430
                                                       2006      1.196          1.231           466,575
                                                       2005      1.156          1.196           513,062
                                                       2004      1.171          1.156           155,722
                                                       2003      1.000          1.171             8,693

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.297          1.339           178,074
                                                       2010      1.205          1.297           188,016
                                                       2009      0.984          1.205           199,006
                                                       2008      1.554          0.984           211,895
                                                       2007      1.520          1.554           216,953
                                                       2006      1.307          1.520           218,192
                                                       2005      1.247          1.307           154,459
                                                       2004      1.149          1.247            64,967
                                                       2003      1.000          1.149             4,620

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.640          1.550            68,870
                                                       2010      1.361          1.640            68,890
                                                       2009      1.017          1.361            74,699
                                                       2008      1.598          1.017            93,877
                                                       2007      1.516          1.598           110,506
                                                       2006      1.343          1.516           116,879
                                                       2005      1.260          1.343           344,308
                                                       2004      1.160          1.260            89,067
                                                       2003      1.000          1.160            14,481

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.752          1.747           235,231
                                                       2010      1.422          1.752           252,580
                                                       2009      1.013          1.422           253,693
                                                       2008      1.737          1.013           254,100
                                                       2007      1.605          1.737           271,036
                                                       2006      1.447          1.605           265,095
                                                       2005      1.402          1.447           331,202
                                                       2004      1.239          1.402           110,502
                                                       2003      1.000          1.239            23,027

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.904          0.880                --
                                                       2008      1.470          0.904           401,442
                                                       2007      1.425          1.470           407,954
                                                       2006      1.258          1.425           491,224
                                                       2005      1.227          1.258           669,441
                                                       2004      1.132          1.227           184,495
                                                       2003      1.000          1.132            21,366

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.393          1.212                --
                                                       2010      1.366          1.393                --
                                                       2009      1.080          1.366                --
                                                       2008      1.939          1.080                --
                                                       2007      1.854          1.939                --
                                                       2006      1.498          1.854                --
                                                       2005      1.363          1.498                --
                                                       2004      1.176          1.363                --
                                                       2003      1.000          1.176                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           552,405
                                                       2005      1.180          1.202           526,700
                                                       2004      1.124          1.180           169,923
                                                       2003      1.000          1.124             7,079

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.982          0.970                --
                                                       2010      0.915          0.982           152,068
                                                       2009      0.792          0.915           172,545
                                                       2008      1.021          0.792           173,637
                                                       2007      1.025          1.021           175,761
                                                       2006      1.001          1.025           205,715
                                                       2005      0.994          1.001           206,704
                                                       2004      0.999          0.994           147,288
                                                       2003      1.000          0.999                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.276          1.301                --
                                                       2010      1.164          1.276           182,884
                                                       2009      0.991          1.164           184,542
                                                       2008      1.167          0.991           179,877
                                                       2007      1.163          1.167           234,427
                                                       2006      1.122          1.163           236,096
                                                       2005      1.112          1.122           287,885
                                                       2004      1.059          1.112           209,214
                                                       2003      1.000          1.059             7,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.619          1.631         1,000,063
                                                       2010      1.411          1.619           692,569
                                                       2009      0.897          1.411           648,949
                                                       2008      1.303          0.897           677,875
                                                       2007      1.320          1.303           803,955
                                                       2006      1.210          1.320           858,454
                                                       2005      1.198          1.210           884,216
                                                       2004      1.103          1.198           595,140
                                                       2003      1.000          1.103            38,218

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.056          1.050                --
                                                       2009      1.071          1.056         1,549,316
                                                       2008      1.061          1.071         2,238,181
                                                       2007      1.028          1.061         1,067,037
                                                       2006      0.999          1.028           797,659
                                                       2005      0.988          0.999           528,735
                                                       2004      0.996          0.988           104,177
                                                       2003      1.000          0.996           223,063

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611           133,158
                                                       2005      1.406          1.451           140,085
                                                       2004      1.237          1.406            81,723
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485           117,900
                                                       2005      1.248          1.278           118,349
                                                       2004      1.172          1.248           118,828
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.524          1.601                --
                                                       2006      1.310          1.524                --
                                                       2005      1.250          1.310                --
                                                       2004      1.149          1.250                --
                                                       2003      1.000          1.149                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           404,874
                                                       2005      1.266          1.286           359,892
                                                       2004      1.142          1.266           177,217
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           675,252
                                                       2005      1.413          1.504           656,322
                                                       2004      1.158          1.413           316,079
                                                       2003      1.000          1.158             5,067

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541           104,440

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.292          1.274            77,665
                                                       2010      1.167          1.292           118,299
                                                       2009      0.995          1.167           117,215
                                                       2008      1.614          0.995           115,104
                                                       2007      1.602          1.614           106,472

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.893          0.832           468,691
                                                       2010      0.781          0.893           302,592
                                                       2009      0.588          0.781           161,704
                                                       2008      1.022          0.588           152,392
                                                       2007      1.220          1.022           168,839
                                                       2006      1.003          1.220           165,895

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.448          1.280            74,480
                                                       2010      1.232          1.448            52,782
                                                       2009      0.970          1.232            40,798
                                                       2008      1.319          0.970            37,041
                                                       2007      1.354          1.319            29,797
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.797          1.520           317,444
                                                       2010      1.566          1.797           202,422
                                                       2009      1.024          1.566           201,237
                                                       2008      1.756          1.024           212,512
                                                       2007      1.801          1.756           215,508
                                                       2006      1.635          1.801           181,720

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.409          1.374           165,881
                                                       2010      1.133          1.409             8,576
                                                       2009      0.858          1.133             8,588
                                                       2008      1.421          0.858             8,601
                                                       2007      1.297          1.421            20,188
                                                       2006      1.307          1.297            15,030

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.773          1.616           206,660
                                                       2010      1.643          1.773           210,338
                                                       2009      1.166          1.643           137,885
                                                       2008      2.039          1.166           128,370
                                                       2007      1.589          2.039            43,850
                                                       2006      1.551          1.589            25,900

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.121          1.045                --
                                                       2010      0.928          1.121                --
                                                       2009      0.690          0.928                --
                                                       2008      1.137          0.690                --
                                                       2007      1.283          1.137                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.981          0.930           787,556
                                                       2010      0.795          0.981           900,899
                                                       2009      0.639          0.795           955,598
                                                       2008      1.060          0.639           970,771
                                                       2007      1.072          1.060           991,947
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.833          0.792                --
                                                       2008      1.476          0.833             3,946
                                                       2007      1.341          1.476                --
                                                       2006      1.358          1.341            39,690

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.157          1.060           767,368
                                                       2010      1.106          1.157           848,637

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.003          0.857            48,825

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.618          2.093           307,840
                                                       2010      2.152          2.618           330,344
                                                       2009      1.295          2.152           372,936
                                                       2008      2.828          1.295           363,195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.703          1.495            38,815
                                                       2010      1.554          1.703            38,818
                                                       2009      1.201          1.554            38,820
                                                       2008      2.118          1.201            38,823
                                                       2007      2.017          2.118             9,253

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.539          1.409                --
                                                       2010      1.184          1.539                --
                                                       2009      0.766          1.184                --
                                                       2008      1.380          0.766                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.375          1.508           685,473
                                                       2010      1.294          1.375           422,293
                                                       2009      1.111          1.294           520,068
                                                       2008      1.210          1.111           487,269
                                                       2007      1.143          1.210           625,341

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.475          1.497         2,719,271
                                                       2010      1.387          1.475         3,023,711
                                                       2009      1.245          1.387         3,127,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.394          1.309            40,861
                                                       2010      1.220          1.394            40,896
                                                       2009      1.001          1.220            46,707
                                                       2008      1.515          1.001            31,455
                                                       2007      1.467          1.515            43,874
                                                       2006      1.365          1.467            44,384

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.673          1.705           605,424
                                                       2010      1.516          1.673           617,097
                                                       2009      1.158          1.516           712,133
                                                       2008      1.319          1.158           716,164
                                                       2007      1.258          1.319           773,974
                                                       2006      1.214          1.258           773,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.921          0.870         1,026,757
                                                       2010      0.800          0.921         1,144,405
                                                       2009      0.687          0.800         1,320,082
                                                       2008      1.097          0.687         1,337,207
                                                       2007      1.075          1.097         1,404,922
                                                       2006      1.001          1.075           880,441

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.993          0.889           420,484
                                                       2010      0.842          0.993           691,241
                                                       2009      0.677          0.842           646,395
                                                       2008      0.981          0.677           767,651
                                                       2007      1.028          0.981           827,713
                                                       2006      1.003          1.028           651,068

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.400          1.334            92,765
                                                       2010      1.236          1.400            93,941
                                                       2009      0.842          1.236           104,335
                                                       2008      1.577          0.842           112,552
                                                       2007      1.332          1.577            90,005
                                                       2006      1.365          1.332           101,958

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.210          1.267           323,430
                                                       2010      1.137          1.210           270,991
                                                       2009      1.058          1.137           237,070
                                                       2008      1.115          1.058           219,949
                                                       2007      1.068          1.115           308,055
                                                       2006      1.030          1.068           314,304

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.206          1.081            49,551
                                                       2010      1.024          1.206            49,572
                                                       2009      0.813          1.024            49,580

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.504          1.480           534,330
                                                       2010      1.521          1.504           491,683

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.755          0.746                --
                                                       2008      1.284          0.755             1,778
                                                       2007      1.306          1.284            55,022
                                                       2006      1.271          1.306            65,819

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.261          1.115           949,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.730          0.762                --
                                                       2008      1.345          0.730            44,258
                                                       2007      1.316          1.345            44,275
                                                       2006      1.299          1.316            44,291

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.124          1.036           232,510
                                                       2010      0.998          1.124            94,530
                                                       2009      0.834          0.998           106,973
                                                       2008      1.390          0.834           115,629
                                                       2007      1.357          1.390           133,544
                                                       2006      1.324          1.357           140,510

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.394          1.378            29,907
                                                       2010      1.269          1.394            29,907
                                                       2009      0.922          1.269            29,907
                                                       2008      1.390          0.922            29,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.928          1.006                --
                                                       2010      0.816          0.928            48,825
                                                       2009      0.631          0.816            48,825
                                                       2008      1.077          0.631            48,825
                                                       2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.170          1.188           204,724
                                                       2010      1.081          1.170           205,350
                                                       2009      0.911          1.081           226,934
                                                       2008      1.082          0.911           246,430
                                                       2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.113          1.106           544,679
                                                       2010      1.014          1.113           606,605
                                                       2009      0.834          1.014           206,419
                                                       2008      1.081          0.834            53,242
                                                       2007      1.049          1.081           310,756
                                                       2006      1.002          1.049           310,793

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.052          1.021            22,128
                                                       2010      0.945          1.052           134,723
                                                       2009      0.759          0.945           137,315
                                                       2008      1.082          0.759           124,701
                                                       2007      1.054          1.082           127,919
                                                       2006      1.002          1.054           251,750

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.989          0.936            19,709
                                                       2010      0.877          0.989            33,273
                                                       2009      0.690          0.877            68,923
                                                       2008      1.082          0.690           125,332
                                                       2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.260          1.260           374,377
                                                       2010      1.119          1.260           362,334
                                                       2009      0.910          1.119           783,063

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.303          1.310         1,041,729
                                                       2010      1.206          1.303         1,159,374
                                                       2009      1.036          1.206         1,574,613
                                                       2008      1.356          1.036         1,536,518
                                                       2007      1.323          1.356         1,542,317
                                                       2006      1.238          1.323         1,567,780

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.452          1.440                --
                                                       2010      1.325          1.452                --
                                                       2009      1.115          1.325                --
                                                       2008      1.482          1.115                --
                                                       2007      1.400          1.482           185,256
                                                       2006      1.267          1.400           185,697

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.007          0.907           633,947
                                                       2010      0.883          1.007           553,397
                                                       2009      0.642          0.883           612,070
                                                       2008      1.098          0.642           671,324
                                                       2007      1.051          1.098           728,696
                                                       2006      0.996          1.051           744,594

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.057          1.026           198,226
                                                       2010      0.921          1.057           202,757
                                                       2009      0.654          0.921           218,960
                                                       2008      1.147          0.654           168,589
                                                       2007      1.068          1.147           251,420
                                                       2006      0.998          1.068           158,753

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.302          1.320           174,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116           579,755
                                                       2005      1.122          1.127           509,932
                                                       2004      1.048          1.122           212,120
                                                       2003      1.000          1.048            16,029

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241                --
                                                       2008      1.166          1.202         3,092,897
                                                       2007      1.090          1.166         2,695,982
                                                       2006      1.067          1.090         2,410,129
                                                       2005      1.059          1.067         1,950,998
                                                       2004      1.026          1.059           417,069
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.493          0.833                --
                                                       2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868           162,903
                                                       2005      1.537          1.619           153,505
                                                       2004      1.238          1.537            39,863
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276            45,298
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260           119,356
                                                       2004      1.134          1.226           110,154
                                                       2003      1.000          1.134            11,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260            39,091
                                                       2004      1.125          1.179             9,902
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046           228,625

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      1.000          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057                --
                                                       2005      1.000          1.037             3,439

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040           321,454
                                                       2004      1.031          1.043           384,370
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371           103,469
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            84,153
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200         1,487,520
                                                       2004      1.080          1.185           683,524
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173           186,104
                                                       2004      1.000          1.120                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423           189,242
                                                       2004      1.160          1.321           142,157
                                                       2003      1.000          1.160             4,255

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            44,869
                                                       2004      1.129          1.234            36,986
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           787,662
                                                       2004      1.081          1.179           452,137
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.307                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225             1,656
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.552          0.778                --
                                                       2007      1.351          1.552            15,899
                                                       2006      1.338          1.351            20,375
                                                       2005      1.262          1.338            17,911
                                                       2004      1.200          1.262            76,371
                                                       2003      0.960          1.200            75,068
                                                       2002      1.000          0.960                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.399          1.462                --
                                                       2005      1.362          1.399           163,438
                                                       2004      1.247          1.362           161,921
                                                       2003      0.960          1.247           160,654
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           369,758
                                                       2004      1.148          1.222           361,087
                                                       2003      0.948          1.148           328,496
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      2.023          1.810           329,576
                                                       2010      1.843          2.023           478,984
                                                       2009      1.319          1.843           558,657
                                                       2008      2.180          1.319           584,698
                                                       2007      1.932          2.180           622,106
                                                       2006      1.634          1.932           617,909
                                                       2005      1.458          1.634           431,210
                                                       2004      1.308          1.458           394,948
                                                       2003      0.984          1.308           332,749
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.708          1.605         1,562,954
                                                       2010      1.465          1.708         1,838,494
                                                       2009      1.070          1.465         2,248,028
                                                       2008      1.944          1.070         2,515,370
                                                       2007      1.762          1.944         2,516,467
                                                       2006      1.628          1.762         2,848,983
                                                       2005      1.426          1.628         2,717,507
                                                       2004      1.291          1.426         2,643,061
                                                       2003      0.961          1.291         2,143,343
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.431          1.380         1,672,161
                                                       2010      1.308          1.431         2,101,729
                                                       2009      1.014          1.308         2,407,240
                                                       2008      1.662          1.014         2,518,401
                                                       2007      1.611          1.662         2,773,760
                                                       2006      1.424          1.611         2,806,004
                                                       2005      1.370          1.424         2,866,958
                                                       2004      1.263          1.370         2,831,694
                                                       2003      0.971          1.263         2,204,907
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           257,067
                                                       2004      1.188          1.395           258,029
                                                       2003      0.968          1.188           250,782
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           244,175
                                                       2004      1.323          1.708           264,800
                                                       2003      1.005          1.323           262,109
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.776          1.698           480,155
                                                       2010      1.544          1.776           520,847
                                                       2009      1.159          1.544           575,009
                                                       2008      2.056          1.159           693,493
                                                       2007      1.781          2.056           549,258
                                                       2006      1.625          1.781           706,028
                                                       2005      1.416          1.625           564,376
                                                       2004      1.250          1.416           480,832
                                                       2003      0.992          1.250           450,547
                                                       2002      1.000          0.992                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.444          2.140           434,111
                                                       2010      1.935          2.444           472,625
                                                       2009      1.410          1.935           565,208
                                                       2008      2.377          1.410           694,619
                                                       2007      2.099          2.377           691,490
                                                       2006      1.901          2.099           928,352
                                                       2005      1.640          1.901         1,058,065
                                                       2004      1.339          1.640         1,035,339
                                                       2003      0.986          1.339           875,648
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.265          1.272           373,854
                                                       2010      1.143          1.265           404,362
                                                       2009      0.858          1.143           356,123
                                                       2008      1.242          0.858           259,288
                                                       2007      1.219          1.242           211,946
                                                       2006      1.050          1.219           184,947
                                                       2005      1.000          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.713          1.602           139,890
                                                       2010      1.367          1.713           159,976
                                                       2009      0.969          1.367           203,259
                                                       2008      1.716          0.969           164,321
                                                       2007      1.571          1.716           175,285
                                                       2006      1.472          1.571           237,557
                                                       2005      1.430          1.472           239,507
                                                       2004      1.306          1.430           241,835
                                                       2003      0.969          1.306           277,942
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           431,428
                                                       2004      1.222          1.352           466,212
                                                       2003      0.994          1.222           361,229
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                --
                                                       2007      2.785          3.523           184,731
                                                       2006      2.214          2.785           174,972
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.836          1.611           188,298
                                                       2010      1.724          1.836           317,875
                                                       2009      1.281          1.724           382,801
                                                       2008      2.188          1.281           473,493
                                                       2007      1.930          2.188           439,655
                                                       2006      1.618          1.930           469,825
                                                       2005      1.495          1.618           440,051
                                                       2004      1.284          1.495           364,677
                                                       2003      0.989          1.284           279,537
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.174          2.100           110,481
                                                       2010      1.763          2.174           121,643
                                                       2009      1.243          1.763           140,751
                                                       2008      2.254          1.243           187,450
                                                       2007      1.885          2.254           142,435
                                                       2006      1.694          1.885           149,607
                                                       2005      1.540          1.694           148,014
                                                       2004      1.301          1.540           101,124
                                                       2003      0.983          1.301            98,450
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.408          1.498                --
                                                       2006      1.336          1.408            20,304
                                                       2005      1.279          1.336            54,915
                                                       2004      1.266          1.279            72,418
                                                       2003      0.960          1.266            58,660
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.124          1.190                --
                                                       2009      0.947          1.124           176,378
                                                       2008      1.643          0.947           179,804
                                                       2007      1.595          1.643           218,611
                                                       2006      1.410          1.595           216,872
                                                       2005      1.347          1.410           231,672
                                                       2004      1.244          1.347           225,311
                                                       2003      0.963          1.244           300,233
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.505          1.515           460,193
                                                       2010      1.226          1.505           823,961
                                                       2009      0.927          1.226           882,403
                                                       2008      1.585          0.927           968,296
                                                       2007      1.590          1.585         1,205,967
                                                       2006      1.488          1.590         1,328,183
                                                       2005      1.357          1.488         1,409,319
                                                       2004      1.256          1.357         1,449,575
                                                       2003      0.951          1.256         1,130,438
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.447          1.458           292,877
                                                       2010      1.308          1.447           382,644
                                                       2009      1.090          1.308           462,653
                                                       2008      1.571          1.090           484,979
                                                       2007      1.475          1.571           572,596
                                                       2006      1.308          1.475           644,078
                                                       2005      1.277          1.308           657,278
                                                       2004      1.195          1.277           676,660
                                                       2003      0.977          1.195           598,510
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.023          1.006                --
                                                       2008      1.476          1.023            36,928
                                                       2007      1.479          1.476            76,143

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.310          1.383                --
                                                       2010      1.184          1.310           323,386
                                                       2009      0.860          1.184           369,019
                                                       2008      1.512          0.860           974,543
                                                       2007      1.512          1.512         1,432,085
                                                       2006      1.355          1.512         1,738,449
                                                       2005      1.311          1.355         2,070,477
                                                       2004      1.251          1.311         2,234,166
                                                       2003      0.969          1.251         1,812,366
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.301          1.413                --
                                                       2010      1.184          1.301            13,202
                                                       2009      0.988          1.184            13,208
                                                       2008      1.408          0.988            39,502
                                                       2007      1.347          1.408            39,508
                                                       2006      1.163          1.347            47,542
                                                       2005      1.186          1.163            75,697
                                                       2004      1.168          1.186            75,714
                                                       2003      0.963          1.168            75,729
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.409          1.383             5,920

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.179          1.247           623,237
                                                       2010      1.070          1.179           770,853
                                                       2009      0.889          1.070         1,001,803
                                                       2008      1.391          0.889         1,095,051
                                                       2007      1.345          1.391         1,400,201
                                                       2006      1.239          1.345         1,999,565
                                                       2005      1.210          1.239         1,989,209
                                                       2004      1.173          1.210         1,991,974
                                                       2003      0.980          1.173         1,487,459
                                                       2002      1.000          0.980                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.488          1.371           332,513
                                                       2010      1.299          1.488           380,520
                                                       2009      1.022          1.299           465,600
                                                       2008      1.641          1.022           581,413
                                                       2007      1.650          1.641           714,675
                                                       2006      1.439          1.650           626,584
                                                       2005      1.398          1.439           827,120
                                                       2004      1.315          1.398           880,935
                                                       2003      0.966          1.315           719,792
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.379          1.346           198,385
                                                       2010      1.278          1.379           234,051
                                                       2009      0.914          1.278           288,675
                                                       2008      1.484          0.914           303,176
                                                       2007      1.435          1.484           361,632
                                                       2006      1.397          1.435           316,593
                                                       2005      1.352          1.397           373,142
                                                       2004      1.371          1.352           451,680
                                                       2003      0.946          1.371           346,648
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.392          1.435           110,799
                                                       2010      1.295          1.392           140,228
                                                       2009      1.059          1.295           164,557
                                                       2008      1.675          1.059           165,527
                                                       2007      1.642          1.675           190,199
                                                       2006      1.413          1.642           202,067
                                                       2005      1.351          1.413           226,701
                                                       2004      1.246          1.351           235,286
                                                       2003      0.959          1.246            51,488
                                                       2002      1.000          0.959                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.742          1.643            28,715
                                                       2010      1.447          1.742            56,042
                                                       2009      1.083          1.447            58,112
                                                       2008      1.704          1.083            76,728
                                                       2007      1.620          1.704           112,771
                                                       2006      1.436          1.620           228,504
                                                       2005      1.350          1.436           247,599
                                                       2004      1.245          1.350           248,568
                                                       2003      0.977          1.245           214,257
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.985          1.977           111,842
                                                       2010      1.614          1.985           152,463
                                                       2009      1.151          1.614           172,048
                                                       2008      1.977          1.151           184,045
                                                       2007      1.830          1.977           205,044
                                                       2006      1.652          1.830           188,001
                                                       2005      1.604          1.652           181,032
                                                       2004      1.418          1.604           178,693
                                                       2003      0.970          1.418            70,770
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.962          0.936                --
                                                       2008      1.567          0.962           441,518
                                                       2007      1.521          1.567           479,800
                                                       2006      1.345          1.521           674,344
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           786,289
                                                       2003      0.967          1.213           723,321
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.447          1.257                --
                                                       2010      1.421          1.447            18,395
                                                       2009      1.125          1.421            19,035
                                                       2008      2.024          1.125            19,794
                                                       2007      1.938          2.024            20,467
                                                       2006      1.568          1.938            20,922
                                                       2005      1.429          1.568            21,012
                                                       2004      1.234          1.429            21,026
                                                       2003      0.986          1.234            12,763
                                                       2002      1.000          0.986                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.433          1.457                --
                                                       2006      1.299          1.433           665,001
                                                       2005      1.277          1.299           718,545
                                                       2004      1.218          1.277           748,544
                                                       2003      0.962          1.218           529,593
                                                       2002      1.000          0.962                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.972          0.959                --
                                                       2010      0.906          0.972             2,086
                                                       2009      0.786          0.906             2,089
                                                       2008      1.015          0.786             7,608
                                                       2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.322          1.347                --
                                                       2010      1.207          1.322            70,655
                                                       2009      1.030          1.207            80,676
                                                       2008      1.214          1.030            88,300
                                                       2007      1.212          1.214           106,079
                                                       2006      1.171          1.212           109,382
                                                       2005      1.162          1.171           362,648
                                                       2004      1.109          1.162           390,964
                                                       2003      1.010          1.109           391,229
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.833          1.843           603,789
                                                       2010      1.600          1.833           671,136
                                                       2009      1.019          1.600           637,738
                                                       2008      1.481          1.019           865,080
                                                       2007      1.504          1.481         1,128,819
                                                       2006      1.379          1.504         1,096,897
                                                       2005      1.369          1.379         1,320,862
                                                       2004      1.262          1.369         1,345,666
                                                       2003      1.007          1.262         1,173,382
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.039          1.033                --
                                                       2009      1.055          1.039         1,196,713
                                                       2008      1.047          1.055         1,361,988
                                                       2007      1.016          1.047         2,077,631
                                                       2006      0.989          1.016           547,853
                                                       2005      0.979          0.989           790,257
                                                       2004      0.988          0.979           857,849
                                                       2003      1.000          0.988           628,947
                                                       2002      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.763          1.880                --
                                                       2006      1.590          1.763            36,433
                                                       2005      1.543          1.590           121,679
                                                       2004      1.359          1.543           150,826
                                                       2003      0.975          1.359           165,350
                                                       2002      1.000          0.975                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           466,491
                                                       2005      1.395          1.425           445,988
                                                       2004      1.311          1.395           519,501
                                                       2003      0.960          1.311           508,773
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.604          1.685                --
                                                       2006      1.380          1.604                --
                                                       2005      1.320          1.380                --
                                                       2004      1.215          1.320                --
                                                       2003      0.969          1.215                --
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           438,664
                                                       2005      1.373          1.393           395,250
                                                       2004      1.241          1.373           358,050
                                                       2003      1.000          1.241           336,169

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           286,369
                                                       2005      1.531          1.627           360,238
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            31,909

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.357          1.335            20,155
                                                       2010      1.227          1.357            50,553
                                                       2009      1.048          1.227            15,842
                                                       2008      1.702          1.048            19,990
                                                       2007      1.692          1.702            29,776

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.887          0.825           375,315
                                                       2010      0.777          0.887           418,479
                                                       2009      0.585          0.777           346,925
                                                       2008      1.020          0.585           293,729
                                                       2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           456,600

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.436          1.268            55,895
                                                       2010      1.223          1.436            59,770
                                                       2009      0.965          1.223           146,062
                                                       2008      1.314          0.965           135,071
                                                       2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.130          0.955           319,098
                                                       2010      0.986          1.130           416,192
                                                       2009      0.646          0.986           506,819
                                                       2008      1.109          0.646           563,404
                                                       2007      1.139          1.109           698,065
                                                       2006      1.035          1.139           573,755

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.397          1.361            17,336
                                                       2010      1.125          1.397            19,324
                                                       2009      0.853          1.125            16,787
                                                       2008      1.415          0.853            18,938
                                                       2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.818          1.655           216,660
                                                       2010      1.687          1.818           250,863
                                                       2009      1.200          1.687           216,944
                                                       2008      2.101          1.200           222,140
                                                       2007      1.640          2.101           129,586
                                                       2006      1.601          1.640           266,645

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.112          1.035            18,012
                                                       2010      0.921          1.112            16,526
                                                       2009      0.686          0.921             9,397
                                                       2008      1.132          0.686             6,722
                                                       2007      1.279          1.132             6,730

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.974          0.922           375,963
                                                       2010      0.790          0.974           404,536
                                                       2009      0.636          0.790           841,338
                                                       2008      1.058          0.636           973,382
                                                       2007      1.071          1.058         1,093,984
                                                       2006      1.015          1.071           127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.892          0.847                --
                                                       2008      1.583          0.892           119,650
                                                       2007      1.440          1.583           128,466
                                                       2006      1.460          1.440           139,125

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.247          1.141           132,329
                                                       2010      1.194          1.247           176,248

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.995          0.850            46,518

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.957          2.361           111,078
                                                       2010      2.435          2.957           143,047
                                                       2009      1.467          2.435           125,865
                                                       2008      3.208          1.467           165,560

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.244          1.091           121,493
                                                       2010      1.137          1.244           158,892
                                                       2009      0.880          1.137           163,462
                                                       2008      1.554          0.880           222,502
                                                       2007      1.482          1.554           190,980

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      0.973          0.889             6,873
                                                       2010      0.750          0.973             6,880
                                                       2009      0.486          0.750             6,887
                                                       2008      0.876          0.486            29,528

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.357          1.486           827,350
                                                       2010      1.279          1.357         1,032,327
                                                       2009      1.101          1.279         1,073,849
                                                       2008      1.200          1.101           950,841
                                                       2007      1.135          1.200           598,799

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.485          1.505         2,337,524
                                                       2010      1.398          1.485         2,754,972
                                                       2009      1.256          1.398         3,072,965

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.483          1.391            58,780
                                                       2010      1.300          1.483            50,994
                                                       2009      1.068          1.300            53,403
                                                       2008      1.619          1.068            39,449
                                                       2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.813          1.846           137,037
                                                       2010      1.646          1.813           148,980
                                                       2009      1.259          1.646           201,042
                                                       2008      1.436          1.259           221,341
                                                       2007      1.371          1.436           236,048
                                                       2006      1.326          1.371           172,003

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.915          0.862           463,076
                                                       2010      0.796          0.915           620,347
                                                       2009      0.684          0.796           681,277
                                                       2008      1.094          0.684           846,903
                                                       2007      1.074          1.094         1,049,874
                                                       2006      1.001          1.074         1,018,696

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.986          0.882           558,276
                                                       2010      0.838          0.986           670,065
                                                       2009      0.674          0.838           796,549
                                                       2008      0.979          0.674           848,317
                                                       2007      1.027          0.979           938,230
                                                       2006      1.003          1.027           406,832

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.602          1.524            73,950
                                                       2010      1.416          1.602            86,854
                                                       2009      0.966          1.416            93,656
                                                       2008      1.813          0.966           121,880
                                                       2007      1.533          1.813           146,160
                                                       2006      1.573          1.533           184,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.255          1.312           571,503
                                                       2010      1.181          1.255           776,235
                                                       2009      1.100          1.181           887,524
                                                       2008      1.162          1.100           823,039
                                                       2007      1.115          1.162           791,747
                                                       2006      1.075          1.115           863,830

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.288          1.152           162,038
                                                       2010      1.094          1.288           194,715
                                                       2009      0.870          1.094           184,103

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.630          1.601           507,227
                                                       2010      1.650          1.630           738,957

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.424          0.419                --
                                                       2008      0.723          0.424           460,070
                                                       2007      0.737          0.723           486,918
                                                       2006      0.718          0.737           161,739

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.380          1.219           297,812

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.762          0.795                --
                                                       2008      1.407          0.762           269,123
                                                       2007      1.378          1.407           296,233
                                                       2006      1.361          1.378           353,156

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.210          1.115           107,836
                                                       2010      1.077          1.210           147,974
                                                       2009      0.901          1.077           196,068
                                                       2008      1.504          0.901           225,729
                                                       2007      1.471          1.504           332,776
                                                       2006      1.436          1.471           472,710

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.481          1.462            12,902
                                                       2010      1.351          1.481            14,646
                                                       2009      0.983          1.351            15,425
                                                       2008      1.484          0.983            15,440

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.922          0.998                --
                                                       2010      0.811          0.922                --
                                                       2009      0.628          0.811                --
                                                       2008      1.074          0.628                --
                                                       2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.161          1.178           124,663
                                                       2010      1.075          1.161            56,137
                                                       2009      0.908          1.075            56,173
                                                       2008      1.080          0.908            56,212
                                                       2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.105          1.097            13,216
                                                       2010      1.009          1.105            15,449
                                                       2009      0.831          1.009           200,256
                                                       2008      1.079          0.831           213,068
                                                       2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.045          1.012           153,812
                                                       2010      0.940          1.045           146,395
                                                       2009      0.756          0.940           324,050
                                                       2008      1.079          0.756           440,667
                                                       2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.982          0.928           472,503
                                                       2010      0.872          0.982           669,265
                                                       2009      0.688          0.872           785,693
                                                       2008      1.079          0.688           334,756
                                                       2007      1.058          1.079           413,928
                                                       2006      1.002          1.058           299,088

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.337          1.335           283,060
                                                       2010      1.189          1.337           313,056
                                                       2009      0.968          1.189           377,220

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.347          1.352         1,484,327
                                                       2010      1.248          1.347         1,604,473
                                                       2009      1.074          1.248         1,915,042
                                                       2008      1.407          1.074         1,975,396
                                                       2007      1.376          1.407         2,083,564
                                                       2006      1.289          1.376         2,460,860

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.425          1.411                --
                                                       2010      1.302          1.425                --
                                                       2009      1.097          1.302                --
                                                       2008      1.474          1.097                --
                                                       2007      1.395          1.474           220,595
                                                       2006      1.264          1.395           206,971

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.000          0.900           178,827
                                                       2010      0.878          1.000           196,019
                                                       2009      0.640          0.878           259,125
                                                       2008      1.096          0.640           225,877
                                                       2007      1.050          1.096           207,391
                                                       2006      0.996          1.050           414,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.050          1.017           182,964
                                                       2010      0.916          1.050           231,210
                                                       2009      0.652          0.916           275,240
                                                       2008      1.144          0.652           380,338
                                                       2007      1.067          1.144           391,874
                                                       2006      0.998          1.067           537,017

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.348          1.365            51,749

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           330,032
                                                       2005      1.118          1.121           328,643
                                                       2004      1.045          1.118           369,982
                                                       2003      1.000          1.045           309,194

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.213          1.253                --
                                                       2008      1.179          1.213         3,025,954
                                                       2007      1.104          1.179         3,225,888
                                                       2006      1.082          1.104         3,345,078
                                                       2005      1.075          1.082         3,412,084
                                                       2004      1.044          1.075         3,804,957
                                                       2003      1.012          1.044         3,032,218
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.634          0.910                --
                                                       2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           199,400
                                                       2005      1.433          1.579           146,913
                                                       2004      1.255          1.433           145,653
                                                       2003      0.994          1.255           145,428
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           505,697
                                                       2005      1.780          1.871           498,519
                                                       2004      1.436          1.780           483,211
                                                       2003      0.977          1.436           314,944
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            57,791
                                                       2004      1.228          1.285            62,182
                                                       2003      0.967          1.228            36,237
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           641,113
                                                       2004      1.235          1.333           701,539
                                                       2003      0.958          1.235           566,203
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      1.000          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                --
                                                       2005      1.000          1.036                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.086          1.075                --
                                                       2005      1.091          1.086           824,277
                                                       2004      1.080          1.091         1,026,772
                                                       2003      1.014          1.080           790,765
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            51,418
                                                       2004      1.158          1.318            74,064
                                                       2003      0.973          1.158            77,252
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           186,660
                                                       2004      1.311          1.469           115,773
                                                       2003      0.974          1.311            95,580
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         2,338,812
                                                       2004      1.128          1.235         2,401,796
                                                       2003      0.986          1.128         2,254,136
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           300,857
                                                       2004      1.262          1.366           361,691
                                                       2003      0.970          1.262           358,549
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.288          1.336                --
                                                       2005      1.216          1.288             1,830
                                                       2004      1.192          1.216             1,832
                                                       2003      0.966          1.192             1,542
                                                       2002      1.000          0.966                --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      0.889          0.445                 --
                                                       2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            209,343
                                                       2004      1.020          1.115            148,926
                                                       2003      0.786          1.020            148,707
                                                       2002      1.000          0.786            197,454

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.508          1.350          6,151,961
                                                       2010      1.374          1.508          8,005,924
                                                       2009      0.983          1.374          8,358,849
                                                       2008      1.625          0.983          9,904,128
                                                       2007      1.440          1.625         14,761,971
                                                       2006      1.218          1.440         15,170,490
                                                       2005      1.087          1.218         14,820,104
                                                       2004      0.975          1.087         14,076,183
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.290          1.213          9,606,858
                                                       2010      1.107          1.290         11,813,895
                                                       2009      0.808          1.107         12,533,254
                                                       2008      1.469          0.808         14,114,485
                                                       2007      1.332          1.469         18,474,159
                                                       2006      1.230          1.332         19,323,724
                                                       2005      1.078          1.230         19,999,183
                                                       2004      0.975          1.078         17,662,202
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.304          1.257         11,792,189
                                                       2010      1.192          1.304         14,777,370
                                                       2009      0.924          1.192         15,672,225
                                                       2008      1.514          0.924         16,700,137
                                                       2007      1.468          1.514         22,213,469
                                                       2006      1.297          1.468         22,892,986
                                                       2005      1.248          1.297         22,681,968
                                                       2004      1.151          1.248         21,766,216
                                                       2003      0.885          1.151         19,693,434
                                                       2002      1.104          0.885         13,145,914

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            218,274
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.433          1.370            766,816
                                                       2010      1.246          1.433            939,784
                                                       2009      0.935          1.246          1,225,989
                                                       2008      1.659          0.935          1,360,538
                                                       2007      1.438          1.659          1,454,185
                                                       2006      1.312          1.438          1,325,835
                                                       2005      1.143          1.312          1,184,071
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.245          1.966            268,952
                                                       2010      1.778          2.245            479,090
                                                       2009      1.295          1.778            579,181
                                                       2008      2.184          1.295            596,038
                                                       2007      1.928          2.184            727,130
                                                       2006      1.746          1.928            774,552
                                                       2005      1.507          1.746            857,401
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.265          1.272          1,899,427
                                                       2010      1.143          1.265          1,890,757
                                                       2009      0.858          1.143          1,644,705
                                                       2008      1.242          0.858            535,237
                                                       2007      1.219          1.242            735,853
                                                       2006      1.050          1.219            386,247
                                                       2005      1.000          1.050            260,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      0.993          0.928             84,037
                                                       2010      0.792          0.993             96,314
                                                       2009      0.562          0.792            171,154
                                                       2008      0.995          0.562            232,730
                                                       2007      0.911          0.995            323,785
                                                       2006      0.853          0.911            248,376
                                                       2005      0.829          0.853            252,551
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            520,428
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             12,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            482,955
                                                       2006      2.214          2.785            415,073
                                                       2005      1.769          2.214            364,913
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.306          1.146            636,429
                                                       2010      1.226          1.306            876,014
                                                       2009      0.911          1.226          1,145,503
                                                       2008      1.556          0.911          1,295,980
                                                       2007      1.372          1.556          1,835,935
                                                       2006      1.151          1.372          2,059,240
                                                       2005      1.063          1.151          1,703,785
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             98,811
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             16,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.624          0.602            107,795
                                                       2010      0.506          0.624            124,798
                                                       2009      0.357          0.506            291,789
                                                       2008      0.647          0.357            314,752
                                                       2007      0.541          0.647            481,515
                                                       2006      0.486          0.541            507,140
                                                       2005      0.442          0.486            483,295
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            188,728
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.253          1.326                 --
                                                       2009      1.056          1.253            318,122
                                                       2008      1.832          1.056            328,234
                                                       2007      1.778          1.832            363,116
                                                       2006      1.571          1.778            365,442
                                                       2005      1.502          1.571            448,146
                                                       2004      1.387          1.502            378,684
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.359          1.368          2,113,637
                                                       2010      1.107          1.359          3,443,629
                                                       2009      0.838          1.107          4,057,265
                                                       2008      1.431          0.838          4,501,693
                                                       2007      1.436          1.431          5,135,041
                                                       2006      1.344          1.436          6,842,567
                                                       2005      1.225          1.344          7,545,215
                                                       2004      1.135          1.225          8,005,385
                                                       2003      0.859          1.135          8,435,137
                                                       2002      1.298          0.859          7,959,911

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.157          1.166          1,189,973
                                                       2010      1.046          1.157          1,811,219
                                                       2009      0.872          1.046          2,099,812
                                                       2008      1.257          0.872          2,072,257
                                                       2007      1.180          1.257          2,788,257
                                                       2006      1.047          1.180          3,059,684
                                                       2005      1.022          1.047          3,225,048
                                                       2004      0.956          1.022          3,542,514
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.136          1.118                 --
                                                       2008      1.640          1.136            210,239
                                                       2007      1.643          1.640            211,669

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.433          1.513                 --
                                                       2010      1.295          1.433            438,012
                                                       2009      0.940          1.295            528,524
                                                       2008      1.654          0.940            697,292
                                                       2007      1.654          1.654            812,549
                                                       2006      1.482          1.654          1,033,121
                                                       2005      1.434          1.482          1,126,194
                                                       2004      1.369          1.434          1,137,708
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      0.875          0.950                 --
                                                       2010      0.796          0.875            227,316
                                                       2009      0.664          0.796            247,980
                                                       2008      0.947          0.664            252,486
                                                       2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      0.947          0.930            138,900

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.248          1.321          1,067,917
                                                       2010      1.134          1.248          1,221,499
                                                       2009      0.941          1.134          1,474,075
                                                       2008      1.473          0.941          1,921,719
                                                       2007      1.424          1.473          2,530,804
                                                       2006      1.312          1.424          2,505,171
                                                       2005      1.281          1.312          2,299,812
                                                       2004      1.242          1.281          1,481,180
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.377          1.269          3,112,214
                                                       2010      1.202          1.377          4,366,930
                                                       2009      0.946          1.202          4,903,108
                                                       2008      1.519          0.946          5,443,793
                                                       2007      1.528          1.519          6,644,107
                                                       2006      1.332          1.528          5,607,222
                                                       2005      1.294          1.332          6,351,200
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.923          0.901          1,353,400
                                                       2010      0.856          0.923          1,702,128
                                                       2009      0.612          0.856          2,036,450
                                                       2008      0.994          0.612          2,420,091
                                                       2007      0.961          0.994          3,008,124
                                                       2006      0.936          0.961          3,469,631
                                                       2005      0.905          0.936          3,989,203
                                                       2004      0.918          0.905          4,439,877
                                                       2003      0.634          0.918          4,733,070
                                                       2002      0.858          0.634          3,991,756

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.189          1.225          1,153,663
                                                       2010      1.106          1.189          1,346,182
                                                       2009      0.904          1.106          1,519,990
                                                       2008      1.430          0.904          2,036,064
                                                       2007      1.401          1.430          2,333,864
                                                       2006      1.206          1.401            946,049
                                                       2005      1.153          1.206          1,115,732
                                                       2004      1.064          1.153          1,187,170
                                                       2003      0.818          1.064          1,333,292
                                                       2002      1.083          0.818          1,179,468

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.694          1.599            443,207
                                                       2010      1.407          1.694            519,542
                                                       2009      1.054          1.407            677,164
                                                       2008      1.658          1.054            745,255
                                                       2007      1.575          1.658            899,310
                                                       2006      1.397          1.575          1,034,305
                                                       2005      1.313          1.397          1,111,412
                                                       2004      1.211          1.313          1,354,783
                                                       2003      0.950          1.211          1,437,197
                                                       2002      1.196          0.950          1,158,802

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.667          1.660            299,632
                                                       2010      1.356          1.667            498,855
                                                       2009      0.967          1.356            572,442
                                                       2008      1.661          0.967            635,706
                                                       2007      1.537          1.661            711,266
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.620          0.603                 --
                                                       2008      1.009          0.620            922,723
                                                       2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      0.668          0.580                 --
                                                       2010      0.656          0.668            197,430
                                                       2009      0.519          0.656            230,634
                                                       2008      0.934          0.519            238,939
                                                       2007      0.894          0.934            248,545
                                                       2006      0.724          0.894            254,392
                                                       2005      0.659          0.724            245,456
                                                       2004      0.570          0.659            266,699
                                                       2003      0.455          0.570            260,523
                                                       2002      0.623          0.455            280,757

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            216,312
                                                       2005      1.419          1.443            230,777
                                                       2004      1.353          1.419            185,214
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.972          0.959                 --
                                                       2010      0.906          0.972              5,385
                                                       2009      0.786          0.906              5,385
                                                       2008      1.015          0.786              5,385
                                                       2007      1.020          1.015             23,201
                                                       2006      0.997          1.020             25,930
                                                       2005      0.992          0.997             14,322
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.380          1.407                 --
                                                       2010      1.260          1.380            484,006
                                                       2009      1.075          1.260            531,343
                                                       2008      1.267          1.075            544,451
                                                       2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.501          1.510            581,330
                                                       2010      1.310          1.501            807,748
                                                       2009      0.834          1.310            753,037
                                                       2008      1.213          0.834            824,852
                                                       2007      1.231          1.213          1,064,894
                                                       2006      1.130          1.231          1,181,242
                                                       2005      1.121          1.130          1,345,696
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.105          1.098                 --
                                                       2009      1.122          1.105          7,872,747
                                                       2008      1.114          1.122         12,136,271
                                                       2007      1.081          1.114          3,870,246
                                                       2006      1.052          1.081          3,366,560
                                                       2005      1.042          1.052          2,128,447
                                                       2004      1.051          1.042          2,863,034
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,834
                                                       2005      1.090          1.123            242,937
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,895,433
                                                       2005      1.286          1.314          2,164,713
                                                       2004      1.209          1.286          2,300,837
                                                       2003      0.885          1.209          2,565,201
                                                       2002      1.203          0.885          2,739,327

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.215          1.276                 --
                                                       2006      1.046          1.215          1,919,570
                                                       2005      1.000          1.046          2,074,126
                                                       2004      0.920          1.000          2,532,938
                                                       2003      0.734          0.920          2,779,245
                                                       2002      1.002          0.734          2,837,586

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            324,188
                                                       2005      1.373          1.393            307,439
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            700,110
                                                       2005      1.531          1.627            746,672
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.824          0.811            449,174
                                                       2010      0.745          0.824            613,269
                                                       2009      0.636          0.745            907,154
                                                       2008      1.033          0.636            852,005
                                                       2007      1.027          1.033            924,596

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.887          0.825            346,920
                                                       2010      0.777          0.887            385,198
                                                       2009      0.585          0.777            369,314
                                                       2008      1.020          0.585            502,619
                                                       2007      1.218          1.020            566,490
                                                       2006      1.003          1.218            627,104

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.436          1.268             13,237
                                                       2010      1.223          1.436             24,148
                                                       2009      0.965          1.223             69,316
                                                       2008      1.314          0.965            135,692
                                                       2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.938          1.637             74,122
                                                       2010      1.691          1.938            116,690
                                                       2009      1.108          1.691            118,511
                                                       2008      1.903          1.108            107,604
                                                       2007      1.954          1.903            180,013
                                                       2006      1.775          1.954            153,202

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.397          1.361             29,198
                                                       2010      1.125          1.397             29,204
                                                       2009      0.853          1.125             61,008
                                                       2008      1.415          0.853              9,566
                                                       2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.744          0.677            303,541
                                                       2010      0.690          0.744            358,293
                                                       2009      0.491          0.690            581,308
                                                       2008      0.859          0.491            644,062
                                                       2007      0.671          0.859            631,493
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.112          1.035             28,453
                                                       2010      0.921          1.112             23,507
                                                       2009      0.686          0.921             23,527
                                                       2008      1.132          0.686             60,552
                                                       2007      1.279          1.132             57,590

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.594          0.564                 --
                                                       2008      1.055          0.594            121,428
                                                       2007      0.960          1.055            132,352
                                                       2006      0.973          0.960            174,184

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.390          1.272            281,736
                                                       2010      1.331          1.390            314,325

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.995          0.850             43,903

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.957          2.361            274,616
                                                       2010      2.435          2.957            325,595
                                                       2009      1.467          2.435            343,576
                                                       2008      3.208          1.467            267,117

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.651          1.673          3,067,095
                                                       2010      1.554          1.651          3,820,593
                                                       2009      1.396          1.554          4,255,857

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.483          1.391             82,142
                                                       2010      1.300          1.483            136,860
                                                       2009      1.068          1.300            241,072
                                                       2008      1.619          1.068              3,861
                                                       2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.898          1.932            863,598
                                                       2010      1.723          1.898          1,080,318
                                                       2009      1.318          1.723          1,008,270
                                                       2008      1.503          1.318            288,029
                                                       2007      1.435          1.503            294,839
                                                       2006      1.388          1.435            179,394

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.607          0.577            488,692
                                                       2010      0.536          0.607            571,866
                                                       2009      0.366          0.536            736,319
                                                       2008      0.686          0.366            864,473
                                                       2007      0.580          0.686          1,013,548
                                                       2006      0.595          0.580          1,083,760

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.378          1.441            381,350
                                                       2010      1.297          1.378            574,484
                                                       2009      1.208          1.297            561,066
                                                       2008      1.276          1.208            694,292
                                                       2007      1.224          1.276            896,033
                                                       2006      1.181          1.224            909,537

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.858          0.767            493,999
                                                       2010      0.729          0.858            709,039
                                                       2009      0.580          0.729            925,481

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.057          1.039          4,580,648
                                                       2010      1.070          1.057          4,227,165

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.510          1.333            428,655

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.460          0.480                 --
                                                       2008      0.849          0.460          1,057,641
                                                       2007      0.832          0.849          1,317,625
                                                       2006      0.822          0.832          1,654,099

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.107          1.019            290,991
                                                       2010      0.985          1.107            382,764
                                                       2009      0.824          0.985            533,193
                                                       2008      1.375          0.824            590,695
                                                       2007      1.345          1.375            755,426
                                                       2006      1.313          1.345            965,606

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      0.848          0.837            445,343
                                                       2010      0.774          0.848            750,686
                                                       2009      0.563          0.774            818,103
                                                       2008      0.850          0.563            881,884

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.922          0.998                 --
                                                       2010      0.811          0.922            145,659
                                                       2009      0.628          0.811            121,020
                                                       2008      1.074          0.628             14,940
                                                       2007      1.059          1.074             50,324
                                                       2006      1.002          1.059             59,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.161          1.178            151,715
                                                       2010      1.075          1.161            130,170
                                                       2009      0.908          1.075            136,767
                                                       2008      1.080          0.908            107,000
                                                       2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.105          1.097            710,030
                                                       2010      1.009          1.105            843,380
                                                       2009      0.831          1.009            900,683
                                                       2008      1.079          0.831            221,749
                                                       2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.045          1.012          1,259,247
                                                       2010      0.940          1.045          1,198,334
                                                       2009      0.756          0.940          1,218,224
                                                       2008      1.079          0.756          1,178,671
                                                       2007      1.053          1.079          2,094,626
                                                       2006      1.002          1.053          1,361,453

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.982          0.928            453,283
                                                       2010      0.872          0.982            406,162
                                                       2009      0.688          0.872            452,880
                                                       2008      1.079          0.688            390,387
                                                       2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            643,333

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.861          0.860            741,349
                                                       2010      0.766          0.861            784,719
                                                       2009      0.623          0.766            866,895

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.438          1.443          7,347,226
                                                       2010      1.332          1.438          9,026,145
                                                       2009      1.146          1.332          9,491,992
                                                       2008      1.502          1.146          9,827,561
                                                       2007      1.468          1.502         11,715,396
                                                       2006      1.375          1.468         12,781,425

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.425          1.411                 --
                                                       2010      1.302          1.425                 --
                                                       2009      1.097          1.302                 --
                                                       2008      1.474          1.097                 --
                                                       2007      1.395          1.474            655,898
                                                       2006      1.264          1.395            561,634

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.000          0.900            149,874
                                                       2010      0.878          1.000            211,151
                                                       2009      0.640          0.878            191,616
                                                       2008      1.096          0.640            215,084
                                                       2007      1.050          1.096            183,577
                                                       2006      0.996          1.050            257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.050          1.017            397,828
                                                       2010      0.916          1.050            591,959
                                                       2009      0.652          0.916            696,673
                                                       2008      1.144          0.652            795,275
                                                       2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.408          1.425            445,520

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            607,213
                                                       2005      1.118          1.121            584,691
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.349          1.393                 --
                                                       2008      1.310          1.349          3,478,390
                                                       2007      1.227          1.310          3,699,723
                                                       2006      1.203          1.227          3,985,351
                                                       2005      1.195          1.203          4,221,279
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.948          0.528                 --
                                                       2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            425,127
                                                       2005      1.588          1.669            471,617
                                                       2004      1.281          1.588            472,818
                                                       2003      0.871          1.281            579,882
                                                       2002      1.086          0.871            660,876

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            182,430
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.000          1.076             44,303

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045            219,969

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      1.000          1.063            467,697

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                 --
                                                       2005      1.000          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193          1,038,118
                                                       2004      1.186          1.198          1,266,267
                                                       2003      1.114          1.186          2,059,888
                                                       2002      1.110          1.114          1,274,340

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,109,072
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         12,449,370
                                                       2004      1.204          1.318         11,916,507
                                                       2003      1.052          1.204         10,454,732
                                                       2002      1.131          1.052          7,548,788

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            421,453
                                                       2004      1.000          1.119                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            138,929
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,169,009
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.000          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297





                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.441          0.722                --
                                                       2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257            85,963
                                                       2004      1.121          1.224            83,568
                                                       2003      1.000          1.121                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.832          1.638           170,582
                                                       2010      1.670          1.832           228,142
                                                       2009      1.195          1.670           227,881
                                                       2008      1.976          1.195           196,025
                                                       2007      1.753          1.976           322,640
                                                       2006      1.483          1.753           396,878
                                                       2005      1.324          1.483           366,359
                                                       2004      1.188          1.324           417,808
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.516          1.425           294,277
                                                       2010      1.301          1.516           311,824
                                                       2009      0.951          1.301           328,613
                                                       2008      1.729          0.951           360,971
                                                       2007      1.568          1.729           501,271
                                                       2006      1.449          1.568           615,511
                                                       2005      1.270          1.449           608,021
                                                       2004      1.150          1.270           756,462
                                                       2003      1.000          1.150            44,022

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.295          1.248           524,662
                                                       2010      1.184          1.295           694,442
                                                       2009      0.919          1.184           736,770
                                                       2008      1.507          0.919           805,816
                                                       2007      1.461          1.507         1,935,341
                                                       2006      1.292          1.461         2,097,027
                                                       2005      1.244          1.292         2,116,141
                                                       2004      1.148          1.244         1,961,278
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            22,102
                                                       2004      1.074          1.204            11,520
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            23,557
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.616          1.545            93,494
                                                       2010      1.406          1.616           107,554
                                                       2009      1.056          1.406           102,403
                                                       2008      1.874          1.056           115,571
                                                       2007      1.625          1.874           172,925
                                                       2006      1.483          1.625           178,089
                                                       2005      1.293          1.483           166,938
                                                       2004      1.142          1.293            92,965
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.180          1.908            75,864
                                                       2010      1.727          2.180            92,913
                                                       2009      1.259          1.727            98,387
                                                       2008      2.124          1.259           124,459
                                                       2007      1.876          2.124           235,956
                                                       2006      1.700          1.876           243,628
                                                       2005      1.467          1.700           239,727
                                                       2004      1.199          1.467            67,419
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.261          1.268           113,916
                                                       2010      1.140          1.261           119,159
                                                       2009      0.857          1.140           107,366
                                                       2008      1.240          0.857            59,634
                                                       2007      1.218          1.240            83,538
                                                       2006      1.049          1.218            50,686
                                                       2005      1.000          1.049            10,523

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.560          1.458            23,065
                                                       2010      1.245          1.560            23,789
                                                       2009      0.884          1.245            24,110
                                                       2008      1.565          0.884            25,006
                                                       2007      1.434          1.565            26,045
                                                       2006      1.344          1.434            28,317
                                                       2005      1.306          1.344            28,324
                                                       2004      1.193          1.306            28,331
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342           258,171
                                                       2004      1.118          1.236            39,520
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.077          2.797                --
                                                       2007      2.434          3.077           192,608
                                                       2006      1.936          2.434           188,869
                                                       2005      1.547          1.936           182,353
                                                       2004      1.264          1.547           126,742
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.676          1.471            66,097
                                                       2010      1.575          1.676            67,390
                                                       2009      1.171          1.575            84,431
                                                       2008      2.001          1.171            98,471
                                                       2007      1.765          2.001           120,426
                                                       2006      1.481          1.765           154,849
                                                       2005      1.369          1.481           157,333
                                                       2004      1.176          1.369            84,521
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415            86,958
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.902          1.837                --
                                                       2010      1.544          1.902                --
                                                       2009      1.089          1.544                --
                                                       2008      1.976          1.089                --
                                                       2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            18,870
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            22,995
                                                       2005      1.164          1.214            22,997
                                                       2004      1.152          1.164            24,908
                                                       2003      1.000          1.152                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.028          1.088                --
                                                       2009      0.867          1.028           163,599
                                                       2008      1.504          0.867           167,784
                                                       2007      1.461          1.504           472,646
                                                       2006      1.292          1.461           536,160
                                                       2005      1.235          1.292           497,239
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.357          1.365           159,513
                                                       2010      1.106          1.357           184,261
                                                       2009      0.837          1.106           189,411
                                                       2008      1.431          0.837           201,877
                                                       2007      1.436          1.431           214,020
                                                       2006      1.345          1.436           241,614
                                                       2005      1.227          1.345           261,476
                                                       2004      1.137          1.227           360,887
                                                       2003      1.000          1.137            24,476

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.351          1.361           123,820
                                                       2010      1.222          1.351           137,290
                                                       2009      1.020          1.222           139,786
                                                       2008      1.469          1.020           124,017
                                                       2007      1.381          1.469           126,442
                                                       2006      1.225          1.381           129,968
                                                       2005      1.197          1.225           129,446
                                                       2004      1.120          1.197            99,001
                                                       2003      1.000          1.120            25,015

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.941          0.925                --
                                                       2008      1.358          0.941            21,645
                                                       2007      1.361          1.358            23,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.179          1.244                --
                                                       2010      1.066          1.179           367,392
                                                       2009      0.774          1.066           369,801
                                                       2008      1.363          0.774           370,029
                                                       2007      1.363          1.363           724,108
                                                       2006      1.222          1.363           772,407
                                                       2005      1.183          1.222           807,879
                                                       2004      1.130          1.183           890,278
                                                       2003      1.000          1.130           365,894

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.224          1.329                --
                                                       2010      1.114          1.224            25,946
                                                       2009      0.930          1.114            25,686
                                                       2008      1.326          0.930            28,973
                                                       2007      1.269          1.326            30,735
                                                       2006      1.096          1.269            35,893
                                                       2005      1.119          1.096            34,917
                                                       2004      1.102          1.119            33,555
                                                       2003      1.000          1.102                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.324          1.300            15,216

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.091          1.154            28,995
                                                       2010      0.992          1.091            29,019
                                                       2009      0.824          0.992            79,818
                                                       2008      1.290          0.824            79,882
                                                       2007      1.247          1.290            88,806
                                                       2006      1.150          1.247            88,855
                                                       2005      1.124          1.150            88,909
                                                       2004      1.090          1.124            88,964
                                                       2003      1.000          1.090                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.318          1.214           140,996
                                                       2010      1.152          1.318           158,921
                                                       2009      0.907          1.152           171,979
                                                       2008      1.457          0.907           190,799
                                                       2007      1.466          1.457           209,031
                                                       2006      1.278          1.466           267,488
                                                       2005      1.243          1.278           273,881
                                                       2004      1.170          1.243           503,336
                                                       2003      1.000          1.170            43,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.172          1.143            29,904
                                                       2010      1.087          1.172            29,928
                                                       2009      0.778          1.087            29,954
                                                       2008      1.263          0.778            29,981
                                                       2007      1.222          1.263            30,004
                                                       2006      1.190          1.222            30,024
                                                       2005      1.152          1.190            28,787
                                                       2004      1.170          1.152            21,752
                                                       2003      1.000          1.170                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.278          1.317            11,682
                                                       2010      1.190          1.278            11,693
                                                       2009      0.973          1.190            11,883
                                                       2008      1.540          0.973            21,506
                                                       2007      1.510          1.540            21,521
                                                       2006      1.301          1.510            22,513
                                                       2005      1.244          1.301            23,614
                                                       2004      1.148          1.244            24,790
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.616          1.524            56,662
                                                       2010      1.343          1.616            58,843
                                                       2009      1.007          1.343            60,067
                                                       2008      1.584          1.007            65,594
                                                       2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.726          1.718            36,023
                                                       2010      1.404          1.726            53,322
                                                       2009      1.002          1.404            55,440
                                                       2008      1.722          1.002            66,582
                                                       2007      1.594          1.722            70,817
                                                       2006      1.440          1.594            54,439
                                                       2005      1.399          1.440            47,318
                                                       2004      1.238          1.399            49,869
                                                       2003      1.000          1.238            23,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.894          0.870                --
                                                       2008      1.458          0.894           138,010
                                                       2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.373          1.192                --
                                                       2010      1.348          1.373                --
                                                       2009      1.068          1.348                --
                                                       2008      1.923          1.068                --
                                                       2007      1.842          1.923                --
                                                       2006      1.491          1.842                --
                                                       2005      1.359          1.491                --
                                                       2004      1.175          1.359                --
                                                       2003      1.000          1.175                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319            24,346
                                                       2005      1.177          1.197            24,242
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.968          0.956                --
                                                       2010      0.903          0.968                --
                                                       2009      0.784          0.903            10,692
                                                       2008      1.013          0.784            10,692
                                                       2007      1.018          1.013            10,692
                                                       2006      0.996          1.018            10,692
                                                       2005      0.991          0.996            10,692
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.258          1.281                --
                                                       2010      1.149          1.258            10,633
                                                       2009      0.981          1.149            10,938
                                                       2008      1.156          0.981            25,633
                                                       2007      1.155          1.156            32,785
                                                       2006      1.116          1.155            33,183
                                                       2005      1.109          1.116            32,134
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.595          1.604            22,133
                                                       2010      1.394          1.595            50,038
                                                       2009      0.888          1.394            27,120
                                                       2008      1.291          0.888            27,723
                                                       2007      1.312          1.291            29,834
                                                       2006      1.204          1.312            55,585
                                                       2005      1.195          1.204            60,359
                                                       2004      1.102          1.195            39,236
                                                       2003      1.000          1.102             5,662

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.042          1.036                --
                                                       2009      1.060          1.042            25,686
                                                       2008      1.052          1.060           331,701
                                                       2007      1.021          1.052           140,649
                                                       2006      0.994          1.021           155,864
                                                       2005      0.985          0.994            81,623
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600            18,293
                                                       2005      1.402          1.444            17,576
                                                       2004      1.236          1.402            16,686
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475            10,131
                                                       2005      1.245          1.272            10,131
                                                       2004      1.171          1.245            11,919
                                                       2003      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.513          1.589                --
                                                       2006      1.303          1.513                --
                                                       2005      1.247          1.303                --
                                                       2004      1.148          1.247                --
                                                       2003      1.000          1.148                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473           153,794
                                                       2005      1.262          1.279           142,440
                                                       2004      1.141          1.262            83,033
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           404,632
                                                       2005      1.409          1.497           390,551
                                                       2004      1.157          1.409           213,454
                                                       2003      1.000          1.157            21,860

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.273          1.252                --
                                                       2010      1.152          1.273                --
                                                       2009      0.985          1.152                --
                                                       2008      1.600          0.985                --
                                                       2007      1.590          1.600                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.885          0.823                --
                                                       2010      0.775          0.885                --
                                                       2009      0.584          0.775               136
                                                       2008      1.019          0.584               138
                                                       2007      1.218          1.019            58,564
                                                       2006      1.003          1.218           310,322

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.432          1.263             3,836
                                                       2010      1.220          1.432             2,479
                                                       2009      0.963          1.220             2,482
                                                       2008      1.312          0.963             2,484
                                                       2007      1.350          1.312             2,486
                                                       2006      1.268          1.350                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.771          1.495            70,438
                                                       2010      1.546          1.771            68,939
                                                       2009      1.013          1.546            70,829
                                                       2008      1.741          1.013            76,457
                                                       2007      1.789          1.741            86,934
                                                       2006      1.626          1.789            87,440

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.393          1.356                --
                                                       2010      1.122          1.393                --
                                                       2009      0.852          1.122                --
                                                       2008      1.413          0.852            14,217
                                                       2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.747          1.589             6,518
                                                       2010      1.622          1.747             7,837
                                                       2009      1.154          1.622             7,844
                                                       2008      2.021          1.154             2,595
                                                       2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.109          1.031                --
                                                       2010      0.919          1.109                --
                                                       2009      0.685          0.919                --
                                                       2008      1.131          0.685                --
                                                       2007      1.278          1.131                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.972          0.919           180,527
                                                       2010      0.789          0.972           197,887
                                                       2009      0.635          0.789           205,212
                                                       2008      1.057          0.635           324,370
                                                       2007      1.070          1.057           523,815
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.824          0.783                --
                                                       2008      1.464          0.824           155,432
                                                       2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.140          1.043           164,162
                                                       2010      1.092          1.140           164,041

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.993          0.848                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.579          2.058            39,624
                                                       2010      2.125          2.579            21,688
                                                       2009      1.281          2.125            38,350
                                                       2008      2.801          1.281            22,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.678          1.471                --
                                                       2010      1.534          1.678                --
                                                       2009      1.188          1.534            20,374
                                                       2008      2.099          1.188                --
                                                       2007      2.002          2.099            37,791

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.516          1.385                --
                                                       2010      1.169          1.516                --
                                                       2009      0.757          1.169                --
                                                       2008      1.367          0.757                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.355          1.483           254,045
                                                       2010      1.278          1.355            80,447
                                                       2009      1.100          1.278            86,632
                                                       2008      1.200          1.100            82,526
                                                       2007      1.135          1.200            84,984

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.454          1.472           880,279
                                                       2010      1.369          1.454           952,272
                                                       2009      1.231          1.369         1,006,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.374          1.287            39,199
                                                       2010      1.204          1.374            39,302
                                                       2009      0.990          1.204            39,393
                                                       2008      1.502          0.990            37,407
                                                       2007      1.457          1.502            37,413
                                                       2006      1.357          1.457            38,058

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.648          1.677            94,672
                                                       2010      1.497          1.648           108,590
                                                       2009      1.146          1.497           140,023
                                                       2008      1.308          1.146           126,894
                                                       2007      1.249          1.308            97,421
                                                       2006      1.208          1.249            93,819

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.912          0.860           328,696
                                                       2010      0.794          0.912           350,872
                                                       2009      0.683          0.794           354,090
                                                       2008      1.093          0.683           426,488
                                                       2007      1.074          1.093           503,447
                                                       2006      1.001          1.074           403,250

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.984          0.879            92,781
                                                       2010      0.836          0.984           119,818
                                                       2009      0.674          0.836           133,412
                                                       2008      0.978          0.674           202,001
                                                       2007      1.027          0.978           321,269
                                                       2006      1.003          1.027            75,116

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.379          1.312                --
                                                       2010      1.220          1.379                --
                                                       2009      0.833          1.220                --
                                                       2008      1.563          0.833                --
                                                       2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.193          1.246           114,605
                                                       2010      1.123          1.193           117,672
                                                       2009      1.047          1.123           120,235
                                                       2008      1.106          1.047            97,992
                                                       2007      1.061          1.106           102,230
                                                       2006      1.024          1.061           105,475

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.189          1.063            94,602
                                                       2010      1.011          1.189           116,003
                                                       2009      0.804          1.011           134,412

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.482          1.455            38,113
                                                       2010      1.500          1.482            24,061

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.747          0.738                --
                                                       2008      1.273          0.747             2,592
                                                       2007      1.297          1.273             2,784
                                                       2006      1.264          1.297             2,902

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.241          1.096           361,965

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.722          0.753                --
                                                       2008      1.334          0.722                --
                                                       2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.107          1.019            46,984
                                                       2010      0.985          1.107            49,178
                                                       2009      0.825          0.985            51,008
                                                       2008      1.377          0.825            51,630
                                                       2007      1.348          1.377            57,807
                                                       2006      1.316          1.348            61,266

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.373          1.355             4,460
                                                       2010      1.253          1.373             4,463
                                                       2009      0.912          1.253             4,467
                                                       2008      1.377          0.912             4,471

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.920          0.996                --
                                                       2010      0.810          0.920                --
                                                       2009      0.627          0.810                --
                                                       2008      1.073          0.627                --
                                                       2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.159          1.175                --
                                                       2010      1.073          1.159                --
                                                       2009      0.907          1.073                --
                                                       2008      1.079          0.907                --
                                                       2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.103          1.094            27,672
                                                       2010      1.007          1.103           434,498
                                                       2009      0.829          1.007           448,087
                                                       2008      1.078          0.829           448,099
                                                       2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.042          1.009           250,931
                                                       2010      0.938          1.042           251,052
                                                       2009      0.755          0.938           251,179
                                                       2008      1.078          0.755           251,316
                                                       2007      1.053          1.078           251,440
                                                       2006      1.002          1.053           251,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.980          0.926            56,531
                                                       2010      0.870          0.980           563,194
                                                       2009      0.687          0.870           563,253
                                                       2008      1.078          0.687           563,315
                                                       2007      1.058          1.078           492,221
                                                       2006      1.002          1.058           449,736

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.242          1.239           140,338
                                                       2010      1.105          1.242           113,753
                                                       2009      0.899          1.105           131,834

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.284          1.289           242,128
                                                       2010      1.191          1.284           258,735
                                                       2009      1.025          1.191           287,576
                                                       2008      1.344          1.025           314,857
                                                       2007      1.314          1.344           352,243
                                                       2006      1.231          1.314           391,019

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.416          1.402                --
                                                       2010      1.295          1.416                --
                                                       2009      1.091          1.295                --
                                                       2008      1.472          1.091                --
                                                       2007      1.393          1.472           116,052
                                                       2006      1.262          1.393            99,473

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.998          0.897           130,285
                                                       2010      0.877          0.998           135,170
                                                       2009      0.639          0.877           141,268
                                                       2008      1.095          0.639           145,760
                                                       2007      1.049          1.095           153,330
                                                       2006      0.996          1.049           160,161

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.047          1.014            12,125
                                                       2010      0.914          1.047            12,262
                                                       2009      0.651          0.914            12,362
                                                       2008      1.143          0.651            12,086
                                                       2007      1.067          1.143            52,036
                                                       2006      0.998          1.067            12,421

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.282          1.298             3,639

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109           128,903
                                                       2005      1.119          1.122           140,482
                                                       2004      1.047          1.119           111,926
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.189          1.227                --
                                                       2008      1.156          1.189         1,070,964
                                                       2007      1.082          1.156           355,704
                                                       2006      1.062          1.082           381,793
                                                       2005      1.056          1.062           349,936
                                                       2004      1.025          1.056            81,069
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.480          0.824                --
                                                       2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855           173,408
                                                       2005      1.533          1.611           174,164
                                                       2004      1.237          1.533           243,645
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254            39,678
                                                       2004      1.133          1.223            33,990
                                                       2003      1.000          1.133                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044           125,731

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      1.000          1.063           406,528

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055                --
                                                       2005      1.000          1.036            26,298

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            84,690
                                                       2004      1.030          1.040            84,706
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194           367,601
                                                       2004      1.080          1.181           234,176
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169           154,706
                                                       2004      1.000          1.119            67,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            84,163
                                                       2004      1.160          1.318            54,646
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280            38,066
                                                       2004      1.128          1.231            12,985
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            89,190
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219             3,010
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.247          0.624               --
                                                       2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.380          1.234          121,660
                                                       2010      1.259          1.380          163,482
                                                       2009      0.901          1.259          176,849
                                                       2008      1.491          0.901          190,852
                                                       2007      1.324          1.491          234,135
                                                       2006      1.120          1.324          217,417
                                                       2005      1.000          1.120          179,303

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.197          1.124          287,943
                                                       2010      1.028          1.197          395,185
                                                       2009      0.751          1.028          443,485
                                                       2008      1.367          0.751          454,456
                                                       2007      1.240          1.367          508,618
                                                       2006      1.147          1.240          504,864
                                                       2005      1.000          1.147          366,448

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.042          1.004          366,670
                                                       2010      0.953          1.042          435,351
                                                       2009      0.740          0.953          453,586
                                                       2008      1.214          0.740          455,837
                                                       2007      1.178          1.214          512,162
                                                       2006      1.042          1.178          512,988
                                                       2005      1.000          1.042          429,313

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           75,854

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.234          1.179           22,323
                                                       2010      1.074          1.234           22,341
                                                       2009      0.807          1.074           22,361
                                                       2008      1.433          0.807           22,381
                                                       2007      1.243          1.433           14,639
                                                       2006      1.136          1.243           14,645
                                                       2005      1.000          1.136            9,435

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      1.460          1.277            7,062
                                                       2010      1.158          1.460           25,044
                                                       2009      0.844          1.158           63,475
                                                       2008      1.425          0.844           67,388
                                                       2007      1.259          1.425           85,363
                                                       2006      1.142          1.259           85,825
                                                       2005      1.000          1.142           33,594

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.258          1.263           98,725
                                                       2010      1.138          1.258          125,752
                                                       2009      0.855          1.138          126,387
                                                       2008      1.239          0.855          123,003
                                                       2007      1.217          1.239          108,064
                                                       2006      1.049          1.217          108,091
                                                       2005      1.000          1.049           43,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.222          1.141           14,097
                                                       2010      0.976          1.222           14,627
                                                       2009      0.693          0.976           15,224
                                                       2008      1.227          0.693           15,264
                                                       2007      1.125          1.227           14,539
                                                       2006      1.055          1.125           14,820
                                                       2005      1.000          1.055           14,565

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.924          1.748               --
                                                       2007      1.523          1.924           68,269
                                                       2006      1.211          1.523           50,743
                                                       2005      1.000          1.211           13,648

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.214          1.064           47,749
                                                       2010      1.141          1.214           65,068
                                                       2009      0.849          1.141          110,227
                                                       2008      1.451          0.849          126,501
                                                       2007      1.281          1.451          143,619
                                                       2006      1.075          1.281          140,740
                                                       2005      1.000          1.075           34,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065            9,151

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.413          1.363               --
                                                       2010      1.147          1.413               --
                                                       2009      0.809          1.147               --
                                                       2008      1.469          0.809               --
                                                       2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.839          0.888               --
                                                       2009      0.707          0.839          264,490
                                                       2008      1.229          0.707          265,582
                                                       2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.118          1.124           20,960
                                                       2010      0.911          1.118           34,816
                                                       2009      0.690          0.911           37,114
                                                       2008      1.181          0.690           32,897
                                                       2007      1.186          1.181           34,148
                                                       2006      1.111          1.186           18,791
                                                       2005      1.000          1.111            2,899

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.118          1.126            8,376
                                                       2010      1.012          1.118           32,382
                                                       2009      0.844          1.012           32,395
                                                       2008      1.218          0.844            8,387
                                                       2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            9,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.801          0.788               --
                                                       2008      1.157          0.801           25,337
                                                       2007      1.160          1.157           25,337

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.006          1.062               --
                                                       2010      0.910          1.006          110,722
                                                       2009      0.661          0.910          110,817
                                                       2008      1.165          0.661          110,912
                                                       2007      1.166          1.165          157,151
                                                       2006      1.046          1.166          329,355
                                                       2005      1.000          1.046          319,415

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.093          1.187               --
                                                       2010      0.996          1.093               --
                                                       2009      0.831          0.996               --
                                                       2008      1.186          0.831               --
                                                       2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.183          1.161               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.977          1.032          272,001
                                                       2010      0.888          0.977          277,962
                                                       2009      0.738          0.888          284,427
                                                       2008      1.156          0.738          284,534
                                                       2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.072          0.987            6,218
                                                       2010      0.937          1.072            6,227
                                                       2009      0.738          0.937            6,238
                                                       2008      1.186          0.738            6,249
                                                       2007      1.194          1.186            6,258
                                                       2006      1.042          1.194            6,270
                                                       2005      1.000          1.042            3,545

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.039          1.013           20,915
                                                       2010      0.964          1.039           23,137
                                                       2009      0.690          0.964           25,534
                                                       2008      1.121          0.690           25,545
                                                       2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.028          1.058            2,651
                                                       2010      0.957          1.028            2,655
                                                       2009      0.783          0.957            2,659
                                                       2008      1.240          0.783            2,663
                                                       2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.293          1.219            2,719
                                                       2010      1.076          1.293            2,725
                                                       2009      0.806          1.076            2,731
                                                       2008      1.269          0.806            2,737
                                                       2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.288          1.281               --
                                                       2010      1.049          1.288               --
                                                       2009      0.749          1.049           29,903
                                                       2008      1.287          0.749           29,903
                                                       2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.734          0.713               --
                                                       2008      1.196          0.734           11,922
                                                       2007      1.162          1.196           11,929
                                                       2006      1.029          1.162           11,936
                                                       2005      1.000          1.029            8,096

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.001          0.868               --
                                                       2010      0.984          1.001               --
                                                       2009      0.779          0.984               --
                                                       2008      1.404          0.779               --
                                                       2007      1.346          1.404               --
                                                       2006      1.090          1.346               --
                                                       2005      1.000          1.090               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.973          0.961               --
                                                       2010      0.908          0.973               --
                                                       2009      0.789          0.908               --
                                                       2008      1.020          0.789           10,595
                                                       2007      1.025          1.020           10,595
                                                       2006      1.004          1.025           10,595
                                                       2005      1.000          1.004           10,595

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.121          1.142               --
                                                       2010      1.025          1.121               --
                                                       2009      0.875          1.025               --
                                                       2008      1.033          0.875               --
                                                       2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.322          1.328           21,343
                                                       2010      1.155          1.322           23,611
                                                       2009      0.736          1.155           26,057
                                                       2008      1.072          0.736           26,068
                                                       2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.055          1.049               --
                                                       2009      1.073          1.055           11,379
                                                       2008      1.066          1.073           97,939
                                                       2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.217          1.278               --
                                                       2006      1.049          1.217               --
                                                       2005      1.000          1.049               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          115,957
                                                       2005      1.000          1.027          108,174

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           55,177
                                                       2005      1.000          1.076           52,974

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.017          1.000               --
                                                       2010      0.920          1.017               --
                                                       2009      0.787          0.920               --
                                                       2008      1.279          0.787               --
                                                       2007      1.272          1.279               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.883          0.821           43,275
                                                       2010      0.774          0.883           46,512
                                                       2009      0.584          0.774           52,698
                                                       2008      1.018          0.584           77,047
                                                       2007      1.218          1.018          106,262
                                                       2006      1.003          1.218           92,204

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.428          1.259               --
                                                       2010      1.217          1.428               --
                                                       2009      0.961          1.217               --
                                                       2008      1.310          0.961               --
                                                       2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.335          1.127           50,090
                                                       2010      1.166          1.335           60,963
                                                       2009      0.764          1.166           61,576
                                                       2008      1.314          0.764           73,965
                                                       2007      1.351          1.314           70,077
                                                       2006      1.229          1.351           50,924

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.389          1.352               --
                                                       2010      1.120          1.389               --
                                                       2009      0.850          1.120               --
                                                       2008      1.411          0.850               --
                                                       2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.306          1.188            9,844
                                                       2010      1.214          1.306            9,853
                                                       2009      0.864          1.214            9,863
                                                       2008      1.514          0.864           31,225
                                                       2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.106          1.028               --
                                                       2010      0.917          1.106               --
                                                       2009      0.684          0.917               --
                                                       2008      1.129          0.684               --
                                                       2007      1.277          1.129               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.970          0.916           26,648
                                                       2010      0.787          0.970           27,519
                                                       2009      0.634          0.787           28,499
                                                       2008      1.056          0.634           43,072
                                                       2007      1.070          1.056           61,135
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.702          0.666               --
                                                       2008      1.247          0.702               --
                                                       2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.930          0.850          238,640
                                                       2010      0.891          0.930          256,362

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.990          0.845               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.610          1.284           28,255
                                                       2010      1.327          1.610           35,260
                                                       2009      0.801          1.327           53,438
                                                       2008      1.751          0.801           60,100

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.239          1.086               --
                                                       2010      1.134          1.239               --
                                                       2009      0.878          1.134               --
                                                       2008      1.553          0.878               --
                                                       2007      1.482          1.553               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.291          1.179               --
                                                       2010      0.996          1.291               --
                                                       2009      0.646          0.996               --
                                                       2008      1.166          0.646               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.196          1.308            7,928
                                                       2010      1.128          1.196           15,709
                                                       2009      0.972          1.128           15,713
                                                       2008      1.061          0.972           18,711
                                                       2007      1.004          1.061           18,714

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.367          1.384          159,679
                                                       2010      1.288          1.367          157,243
                                                       2009      1.158          1.288          158,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.120          1.049               --
                                                       2010      0.983          1.120               --
                                                       2009      0.808          0.983               --
                                                       2008      1.227          0.808               --
                                                       2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.386          1.409            8,034
                                                       2010      1.259          1.386           63,307
                                                       2009      0.964          1.259           63,318
                                                       2008      1.101          0.964           54,617
                                                       2007      1.052          1.101           34,616
                                                       2006      1.018          1.052           34,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.910          0.857          211,856
                                                       2010      0.793          0.910          327,333
                                                       2009      0.683          0.793          339,760
                                                       2008      1.093          0.683          368,040
                                                       2007      1.074          1.093          403,059
                                                       2006      1.001          1.074          231,203

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.982          0.877           20,036
                                                       2010      0.835          0.982           38,987
                                                       2009      0.673          0.835           40,673
                                                       2008      0.977          0.673           44,010
                                                       2007      1.027          0.977           62,752
                                                       2006      1.003          1.027           15,933

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.124          1.068           19,874
                                                       2010      0.994          1.124           42,868
                                                       2009      0.679          0.994           43,614
                                                       2008      1.275          0.679           44,987
                                                       2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.139          1.189           69,652
                                                       2010      1.073          1.139           41,554
                                                       2009      1.000          1.073           40,453
                                                       2008      1.057          1.000           33,583
                                                       2007      1.016          1.057           31,117
                                                       2006      0.980          1.016           31,116

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.011          0.903           14,679
                                                       2010      0.860          1.011           14,692
                                                       2009      0.684          0.860           14,707

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.212          1.190          123,174
                                                       2010      1.228          1.212               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.657          0.649               --
                                                       2008      1.120          0.657               --
                                                       2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.060          0.935           20,386

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.646               --
                                                       2008      1.144          0.620           15,184
                                                       2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.908          0.835           21,230
                                                       2010      0.809          0.908           23,486
                                                       2009      0.677          0.809           25,918
                                                       2008      1.132          0.677           25,930
                                                       2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.187          1.170           10,689
                                                       2010      1.083          1.187           10,696
                                                       2009      0.789          1.083           10,704
                                                       2008      1.192          0.789           10,713

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.917          0.993               --
                                                       2010      0.808          0.917               --
                                                       2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.156          1.171               --
                                                       2010      1.071          1.156               --
                                                       2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.100          1.091          249,695
                                                       2010      1.005          1.100          262,190
                                                       2009      0.828          1.005          262,197
                                                       2008      1.077          0.828          262,206
                                                       2007      1.047          1.077          262,214
                                                       2006      1.002          1.047          262,221

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.040          1.006               --
                                                       2010      0.937          1.040          140,681
                                                       2009      0.754          0.937          142,369
                                                       2008      1.077          0.754           85,409
                                                       2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.978          0.923          222,989
                                                       2010      0.869          0.978          133,126
                                                       2009      0.686          0.869          149,081
                                                       2008      1.077          0.686          149,081
                                                       2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.017          1.015               --
                                                       2010      0.906          1.017           11,907
                                                       2009      0.738          0.906           11,914

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.085          1.088           45,878
                                                       2010      1.007          1.085           83,771
                                                       2009      0.867          1.007           90,757
                                                       2008      1.137          0.867          114,484
                                                       2007      1.113          1.137          113,886
                                                       2006      1.043          1.113          113,928

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.407          1.393               --
                                                       2010      1.287          1.407               --
                                                       2009      1.086          1.287               --
                                                       2008      1.305          1.086               --
                                                       2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.995          0.894            6,793
                                                       2010      0.875          0.995           24,408
                                                       2009      0.638          0.875           24,771
                                                       2008      1.094          0.638           18,596
                                                       2007      1.049          1.094           19,074
                                                       2006      0.996          1.049           19,087

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.045          1.012               --
                                                       2010      0.912          1.045            7,016
                                                       2009      0.650          0.912            7,055
                                                       2008      1.142          0.650            7,646
                                                       2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.143          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981           18,714
                                                       2005      1.000          0.993           19,964

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.119          1.155               --
                                                       2008      1.088          1.119          126,037
                                                       2007      1.020          1.088          139,474
                                                       2006      1.001          1.020          138,731
                                                       2005      1.000          1.001           96,251

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.262          0.702               --
                                                       2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055               --
                                                       2005      1.000          1.036          245,223

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           89,349

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           47,400

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           30,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304               --
                                                       2005      1.000          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.537          1.464               --
                                                       2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391               --
                                                       2004      1.244          1.356               --
                                                       2003      0.960          1.244               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           30,746
                                                       2010      1.818          1.991           30,746
                                                       2009      1.303          1.818           30,746
                                                       2008      2.158          1.303           35,116
                                                       2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577           40,693
                                                       2010      1.444          1.680           40,693
                                                       2009      1.057          1.444           40,693
                                                       2008      1.925          1.057           45,090
                                                       2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355               --
                                                       2010      1.289          1.408               --
                                                       2009      1.002          1.289               --
                                                       2008      1.645          1.002           17,453
                                                       2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.747          1.668               --
                                                       2010      1.522          1.747               --
                                                       2009      1.145          1.522               --
                                                       2008      2.035          1.145               --
                                                       2007      1.767          2.035               --
                                                       2006      1.615          1.767               --
                                                       2005      1.410          1.615               --
                                                       2004      1.247          1.410               --
                                                       2003      0.991          1.247               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.405          2.101               --
                                                       2010      1.908          2.405               --
                                                       2009      1.393          1.908               --
                                                       2008      2.353          1.393               --
                                                       2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.250          1.255               --
                                                       2010      1.132          1.250               --
                                                       2009      0.852          1.132               --
                                                       2008      1.236          0.852               --
                                                       2007      1.215          1.236               --
                                                       2006      1.048          1.215               --
                                                       2005      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.686          1.573               --
                                                       2010      1.348          1.686               --
                                                       2009      0.958          1.348               --
                                                       2008      1.699          0.958               --
                                                       2007      1.558          1.699               --
                                                       2006      1.463          1.558               --
                                                       2005      1.424          1.463               --
                                                       2004      1.303          1.424               --
                                                       2003      0.969          1.303               --
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           21,921
                                                       2010      1.700          1.807           21,921
                                                       2009      1.266          1.700           21,921
                                                       2008      2.166          1.266           21,921
                                                       2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.139          2.062               --
                                                       2010      1.738          2.139               --
                                                       2009      1.228          1.738               --
                                                       2008      2.231          1.228               --
                                                       2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.108          1.172               --
                                                       2009      0.936          1.108               --
                                                       2008      1.627          0.936               --
                                                       2007      1.582          1.627               --
                                                       2006      1.401          1.582               --
                                                       2005      1.341          1.401               --
                                                       2004      1.241          1.341               --
                                                       2003      0.963          1.241               --
                                                       2002      1.000          0.963               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.481          1.488               --
                                                       2010      1.209          1.481               --
                                                       2009      0.916          1.209               --
                                                       2008      1.569          0.916           12,081
                                                       2007      1.577          1.569           11,855
                                                       2006      1.479          1.577           10,527
                                                       2005      1.351          1.479           10,534
                                                       2004      1.254          1.351           10,542
                                                       2003      0.951          1.254           10,550
                                                       2002      1.000          0.951               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.424          1.432               --
                                                       2010      1.289          1.424               --
                                                       2009      1.077          1.289               --
                                                       2008      1.555          1.077               --
                                                       2007      1.463          1.555               --
                                                       2006      1.300          1.463               --
                                                       2005      1.272          1.300               --
                                                       2004      1.193          1.272               --
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.993               --
                                                       2008      1.461          1.011               --
                                                       2007      1.465          1.461               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.289          1.360               --
                                                       2010      1.167          1.289               --
                                                       2009      0.849          1.167               --
                                                       2008      1.497          0.849               --
                                                       2007      1.500          1.497               --
                                                       2006      1.347          1.500               --
                                                       2005      1.305          1.347               --
                                                       2004      1.249          1.305               --
                                                       2003      0.969          1.249               --
                                                       2002      1.000          0.969               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.281          1.390               --
                                                       2010      1.168          1.281               --
                                                       2009      0.976          1.168               --
                                                       2008      1.394          0.976               --
                                                       2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.385          1.358               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.160          1.225               --
                                                       2010      1.055          1.160               --
                                                       2009      0.878          1.055               --
                                                       2008      1.377          0.878               --
                                                       2007      1.334          1.377               --
                                                       2006      1.231          1.334               --
                                                       2005      1.205          1.231               --
                                                       2004      1.171          1.205               --
                                                       2003      0.979          1.171               --
                                                       2002      1.000          0.979               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.464          1.346            3,556
                                                       2010      1.281          1.464            3,434
                                                       2009      1.010          1.281            3,347
                                                       2008      1.625          1.010            9,886
                                                       2007      1.637          1.625            9,575
                                                       2006      1.430          1.637               --
                                                       2005      1.392          1.430               --
                                                       2004      1.312          1.392               --
                                                       2003      0.966          1.312               --
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.357          1.321               --
                                                       2010      1.260          1.357               --
                                                       2009      0.903          1.260               --
                                                       2008      1.469          0.903               --
                                                       2007      1.424          1.469               --
                                                       2006      1.388          1.424               --
                                                       2005      1.346          1.388               --
                                                       2004      1.369          1.346               --
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410               --
                                                       2010      1.277          1.370               --
                                                       2009      1.046          1.277               --
                                                       2008      1.658          1.046               --
                                                       2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.714          1.614               --
                                                       2010      1.427          1.714               --
                                                       2009      1.070          1.427               --
                                                       2008      1.687          1.070               --
                                                       2007      1.607          1.687               --
                                                       2006      1.428          1.607               --
                                                       2005      1.345          1.428               --
                                                       2004      1.242          1.345               --
                                                       2003      0.977          1.242               --
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941               --
                                                       2010      1.592          1.953               --
                                                       2009      1.137          1.592               --
                                                       2008      1.957          1.137               --
                                                       2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950               --
                                                       2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.424          1.531               --
                                                       2010      1.401          1.424               --
                                                       2009      1.111          1.401               --
                                                       2008      2.003          1.111               --
                                                       2007      1.922          2.003               --
                                                       2006      1.558          1.922               --
                                                       2005      1.423          1.558               --
                                                       2004      1.231          1.423               --
                                                       2003      0.986          1.231               --
                                                       2002      1.000          0.986               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421               --
                                                       2005      1.272          1.291               --
                                                       2004      1.216          1.272               --
                                                       2003      0.962          1.216               --
                                                       2002      1.000          0.962               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945               --
                                                       2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.301          1.325               --
                                                       2010      1.190          1.301               --
                                                       2009      1.018          1.190               --
                                                       2008      1.202          1.018               --
                                                       2007      1.202          1.202               --
                                                       2006      1.164          1.202               --
                                                       2005      1.158          1.164               --
                                                       2004      1.106          1.158               --
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.803          1.810               --
                                                       2010      1.578          1.803               --
                                                       2009      1.006          1.578               --
                                                       2008      1.466          1.006            5,732
                                                       2007      1.491          1.466            5,736
                                                       2006      1.371          1.491            5,740
                                                       2005      1.363          1.371            5,744
                                                       2004      1.259          1.363            5,748
                                                       2003      1.007          1.259            5,752
                                                       2002      1.000          1.007               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.024          1.017               --
                                                       2009      1.042          1.024               --
                                                       2008      1.037          1.042               --
                                                       2007      1.008          1.037               --
                                                       2006      0.983          1.008               --
                                                       2005      0.975          0.983               --
                                                       2004      0.986          0.975               --
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749               --
                                                       2005      1.537          1.580               --
                                                       2004      1.356          1.537               --
                                                       2003      0.974          1.356               --
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670               --
                                                       2006      1.372          1.591               --
                                                       2005      1.314          1.372               --
                                                       2004      1.212          1.314               --
                                                       2003      0.969          1.212               --
                                                       2002      1.000          0.969               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312               --
                                                       2010      1.210          1.335               --
                                                       2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816               --
                                                       2010      0.771          0.879               --
                                                       2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625            2,870
                                                       2010      1.664          1.789            2,715
                                                       2009      1.185          1.664            2,569
                                                       2008      2.080          1.185            3,839
                                                       2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.099          1.021               --
                                                       2010      0.913          1.099               --
                                                       2009      0.681          0.913               --
                                                       2008      1.126          0.681               --
                                                       2007      1.274          1.126               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.227          1.121               --
                                                       2010      1.176          1.227               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.912          2.321               --
                                                       2010      2.403          2.912               --
                                                       2009      1.451          2.403               --
                                                       2008      3.176          1.451               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.461          1.478           28,014
                                                       2010      1.378          1.461           28,174
                                                       2009      1.240          1.378           28,025

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.785          1.813           20,063
                                                       2010      1.623          1.785           20,063
                                                       2009      1.244          1.623           20,063
                                                       2008      1.422          1.244           20,063
                                                       2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497               --
                                                       2010      1.396          1.577               --
                                                       2009      0.955          1.396               --
                                                       2008      1.795          0.955               --
                                                       2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150               --
                                                       2006      1.068          1.106               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.267          1.131               --
                                                       2010      1.079          1.267               --
                                                       2009      0.859          1.079               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.604          1.572               --
                                                       2010      1.625          1.604               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.357          1.197               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753               --
                                                       2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095               --
                                                       2010      1.062          1.191               --
                                                       2009      0.890          1.062               --
                                                       2008      1.489          0.890               --
                                                       2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.458          1.436               --
                                                       2010      1.332          1.458               --
                                                       2009      0.971          1.332               --
                                                       2008      1.468          0.971               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.315          1.311               --
                                                       2010      1.172          1.315               --
                                                       2009      0.955          1.172               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328           80,883
                                                       2010      1.231          1.326           80,883
                                                       2009      1.061          1.231           80,883
                                                       2008      1.393          1.061           85,913
                                                       2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.252          1.238               --
                                                       2010      1.146          1.252               --
                                                       2009      0.968          1.146               --
                                                       2008      1.463          0.968               --
                                                       2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889               --
                                                       2010      0.872          0.991               --
                                                       2009      0.636          0.872               --
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.326          1.341               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199           34,622
                                                       2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.618          1.499               --
                                                       2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054               --
                                                       2005      1.000          1.035               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           23,350
                                                       2004      1.078          1.087           13,913
                                                       2003      1.014          1.078            9,585
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303               --
                                                       2005      1.000          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.537          0.768                --
                                                       2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            52,007
                                                       2004      1.244          1.356            68,740
                                                       2003      0.960          1.244            60,410
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           326,492
                                                       2010      1.818          1.991           496,427
                                                       2009      1.303          1.818           568,754
                                                       2008      2.158          1.303           585,001
                                                       2007      1.917          2.158           546,193
                                                       2006      1.624          1.917           673,510
                                                       2005      1.452          1.624           620,985
                                                       2004      1.305          1.452           617,024
                                                       2003      0.984          1.305           245,201
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577         1,338,099
                                                       2010      1.444          1.680         1,580,376
                                                       2009      1.057          1.444         1,769,843
                                                       2008      1.925          1.057         1,967,352
                                                       2007      1.748          1.925         2,263,556
                                                       2006      1.618          1.748         2,558,407
                                                       2005      1.420          1.618         2,623,671
                                                       2004      1.288          1.420         2,237,064
                                                       2003      0.961          1.288         1,598,863
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355         1,609,927
                                                       2010      1.289          1.408         1,874,223
                                                       2009      1.002          1.289         2,027,763
                                                       2008      1.645          1.002         2,178,947
                                                       2007      1.598          1.645         2,469,648
                                                       2006      1.415          1.598         2,652,459
                                                       2005      1.364          1.415         2,780,088
                                                       2004      1.261          1.364         2,532,220
                                                       2003      0.971          1.261         1,686,036
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            51,519
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.747          1.668           400,847
                                                       2010      1.522          1.747           428,926
                                                       2009      1.145          1.522           450,704
                                                       2008      2.035          1.145           499,267
                                                       2007      1.767          2.035           444,740
                                                       2006      1.615          1.767           419,747
                                                       2005      1.410          1.615           404,405
                                                       2004      1.247          1.410           301,307
                                                       2003      0.991          1.247           271,609
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.405          2.101           253,032
                                                       2010      1.908          2.405           259,296
                                                       2009      1.393          1.908           269,311
                                                       2008      2.353          1.393           277,225
                                                       2007      2.082          2.353           329,854
                                                       2006      1.889          2.082           345,497
                                                       2005      1.633          1.889           490,035
                                                       2004      1.336          1.633           481,359
                                                       2003      0.986          1.336           440,565
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.250          1.255           142,048
                                                       2010      1.132          1.250           206,531
                                                       2009      0.852          1.132           190,576
                                                       2008      1.236          0.852           189,821
                                                       2007      1.215          1.236           199,445
                                                       2006      1.048          1.215           173,553
                                                       2005      1.000          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.686          1.573           115,122
                                                       2010      1.348          1.686           124,950
                                                       2009      0.958          1.348           131,379
                                                       2008      1.699          0.958           265,837
                                                       2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           532,076
                                                       2004      1.220          1.347           487,997
                                                       2003      0.994          1.220           408,193
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171                --
                                                       2007      2.765          3.490            97,287
                                                       2006      2.202          2.765            78,000
                                                       2005      1.763          2.202            93,411
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           218,943
                                                       2010      1.700          1.807           254,343
                                                       2009      1.266          1.700           263,360
                                                       2008      2.166          1.266           269,485
                                                       2007      1.914          2.166           346,313
                                                       2006      1.608          1.914           409,605
                                                       2005      1.489          1.608           363,409
                                                       2004      1.281          1.489           343,453
                                                       2003      0.989          1.281           264,013
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            82,507
                                                       2004      1.265          1.438            57,389
                                                       2003      0.976          1.265            26,240
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.139          2.062            85,340
                                                       2010      1.738          2.139            91,616
                                                       2009      1.228          1.738           108,772
                                                       2008      2.231          1.228           109,176
                                                       2007      1.870          2.231           110,258
                                                       2006      1.684          1.870           110,667
                                                       2005      1.533          1.684           105,346
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.108          1.172                --
                                                       2009      0.936          1.108           260,348
                                                       2008      1.627          0.936           266,359
                                                       2007      1.582          1.627           514,303
                                                       2006      1.401          1.582           415,144
                                                       2005      1.341          1.401           405,706
                                                       2004      1.241          1.341           490,193
                                                       2003      0.963          1.241           381,267
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.481          1.488           982,507
                                                       2010      1.209          1.481         1,073,899
                                                       2009      0.916          1.209         1,146,181
                                                       2008      1.569          0.916         1,218,795
                                                       2007      1.577          1.569         1,522,176
                                                       2006      1.479          1.577         1,689,670
                                                       2005      1.351          1.479         1,968,918
                                                       2004      1.254          1.351         1,976,252
                                                       2003      0.951          1.254         1,360,933
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.424          1.432           709,638
                                                       2010      1.289          1.424           776,702
                                                       2009      1.077          1.289           828,892
                                                       2008      1.555          1.077           787,380
                                                       2007      1.463          1.555           977,846
                                                       2006      1.300          1.463         1,057,241
                                                       2005      1.272          1.300         1,168,829
                                                       2004      1.193          1.272         1,215,468
                                                       2003      0.977          1.193           977,437
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.993                --
                                                       2008      1.461          1.011           122,786
                                                       2007      1.465          1.461           146,664

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.289          1.360                --
                                                       2010      1.167          1.289         2,896,354
                                                       2009      0.849          1.167         3,080,174
                                                       2008      1.497          0.849         3,491,265
                                                       2007      1.500          1.497         4,036,762
                                                       2006      1.347          1.500         4,329,793
                                                       2005      1.305          1.347         4,789,224
                                                       2004      1.249          1.305         5,358,026
                                                       2003      0.969          1.249         3,663,428
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.281          1.390                --
                                                       2010      1.168          1.281            43,424
                                                       2009      0.976          1.168            43,453
                                                       2008      1.394          0.976            97,142
                                                       2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.385          1.358            29,224

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.160          1.225           299,669
                                                       2010      1.055          1.160           494,258
                                                       2009      0.878          1.055           585,437
                                                       2008      1.377          0.878         1,000,452
                                                       2007      1.334          1.377         1,171,876
                                                       2006      1.231          1.334         1,250,551
                                                       2005      1.205          1.231         1,297,692
                                                       2004      1.171          1.205         1,500,768
                                                       2003      0.979          1.171         1,102,197
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.464          1.346           500,765
                                                       2010      1.281          1.464           541,144
                                                       2009      1.010          1.281           580,428
                                                       2008      1.625          1.010           614,275
                                                       2007      1.637          1.625           751,038
                                                       2006      1.430          1.637           644,776
                                                       2005      1.392          1.430           696,829
                                                       2004      1.312          1.392           739,382
                                                       2003      0.966          1.312           438,821
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.357          1.321           153,103
                                                       2010      1.260          1.357           157,230
                                                       2009      0.903          1.260           174,642
                                                       2008      1.469          0.903           185,729
                                                       2007      1.424          1.469           332,537
                                                       2006      1.388          1.424           419,425
                                                       2005      1.346          1.388           464,076
                                                       2004      1.369          1.346           518,533
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410           172,564
                                                       2010      1.277          1.370           206,094
                                                       2009      1.046          1.277           209,459
                                                       2008      1.658          1.046           447,409
                                                       2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           352,524
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.714          1.614           105,548
                                                       2010      1.427          1.714           108,729
                                                       2009      1.070          1.427           118,171
                                                       2008      1.687          1.070           257,688
                                                       2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           441,507
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941           105,501
                                                       2010      1.592          1.953           109,303
                                                       2009      1.137          1.592           117,268
                                                       2008      1.957          1.137           125,188
                                                       2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924                --
                                                       2008      1.551          0.950           240,557
                                                       2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           427,554
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.424          1.234                --
                                                       2010      1.401          1.424            15,436
                                                       2009      1.111          1.401            15,676
                                                       2008      2.003          1.111            31,565
                                                       2007      1.922          2.003            15,786
                                                       2006      1.558          1.922            15,788
                                                       2005      1.423          1.558            15,792
                                                       2004      1.231          1.423            40,407
                                                       2003      0.986          1.231            38,851
                                                       2002      1.000          0.986                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           149,235
                                                       2005      1.272          1.291           175,226
                                                       2004      1.216          1.272           200,461
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945                --
                                                       2010      0.895          0.958            34,947
                                                       2009      0.777          0.895            53,214
                                                       2008      1.006          0.777           153,908
                                                       2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.301          1.325                --
                                                       2010      1.190          1.301           254,872
                                                       2009      1.018          1.190           286,003
                                                       2008      1.202          1.018           300,701
                                                       2007      1.202          1.202           308,150
                                                       2006      1.164          1.202           305,999
                                                       2005      1.158          1.164           301,636
                                                       2004      1.106          1.158           294,884
                                                       2003      1.010          1.106           269,361
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.803          1.810           473,345
                                                       2010      1.578          1.803           530,748
                                                       2009      1.006          1.578           570,467
                                                       2008      1.466          1.006           584,823
                                                       2007      1.491          1.466           638,240
                                                       2006      1.371          1.491           685,810
                                                       2005      1.363          1.371           692,777
                                                       2004      1.259          1.363           737,356
                                                       2003      1.007          1.259         1,079,911
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.024          1.017                --
                                                       2009      1.042          1.024         1,025,313
                                                       2008      1.037          1.042         1,303,252
                                                       2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           784,681
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           260,923
                                                       2005      1.389          1.417           270,363
                                                       2004      1.308          1.389           263,383
                                                       2003      0.960          1.308           226,395
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670                --
                                                       2006      1.372          1.591            32,871
                                                       2005      1.314          1.372            32,871
                                                       2004      1.212          1.314            32,871
                                                       2003      0.969          1.212            32,871
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           412,477
                                                       2005      1.369          1.385           383,591
                                                       2004      1.239          1.369           298,466
                                                       2003      1.000          1.239           176,249

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           333,170
                                                       2005      1.525          1.618           358,455
                                                       2004      1.255          1.525           361,705
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            35,632

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312            21,417
                                                       2010      1.210          1.335            32,564
                                                       2009      1.036          1.210            37,638
                                                       2008      1.685          1.036            26,990
                                                       2007      1.677          1.685            32,213

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816            98,524
                                                       2010      0.771          0.879           125,550
                                                       2009      0.582          0.771           111,581
                                                       2008      1.016          0.582           121,205
                                                       2007      1.217          1.016           126,435
                                                       2006      1.003          1.217           149,294

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.420          1.251                --
                                                       2010      1.212          1.420                --
                                                       2009      0.958          1.212                --
                                                       2008      1.307          0.958                --
                                                       2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.907          1.608           193,217
                                                       2010      1.668          1.907           178,839
                                                       2009      1.094          1.668           209,241
                                                       2008      1.883          1.094           182,934
                                                       2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.382          1.343             2,148
                                                       2010      1.114          1.382             2,149
                                                       2009      0.847          1.114             2,430
                                                       2008      1.408          0.847               710
                                                       2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625            24,670
                                                       2010      1.664          1.789            53,149
                                                       2009      1.185          1.664            76,064
                                                       2008      2.080          1.185            58,172
                                                       2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.100          1.021             1,926
                                                       2010      0.913          1.100            42,628
                                                       2009      0.681          0.913            40,700
                                                       2008      1.126          0.681            26,487
                                                       2007      1.274          1.126            25,543

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.965          0.911           252,736
                                                       2010      0.785          0.965           291,491
                                                       2009      0.633          0.785           316,815
                                                       2008      1.054          0.633           367,579
                                                       2007      1.069          1.054           485,181
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836                --
                                                       2008      1.567          0.881            50,611
                                                       2007      1.429          1.567            48,642
                                                       2006      1.450          1.429            50,274

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.227          1.121           235,577
                                                       2010      1.176          1.227           254,296

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840           341,831

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.912          2.321            69,258
                                                       2010      2.403          2.912            83,785
                                                       2009      1.451          2.403            96,785
                                                       2008      3.176          1.451           120,301

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.760          1.541           135,747
                                                       2010      1.612          1.760           171,286
                                                       2009      1.250          1.612           209,067
                                                       2008      2.213          1.250           236,538
                                                       2007      2.113          2.213           242,401

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.650          1.506                --
                                                       2010      1.275          1.650                --
                                                       2009      0.827          1.275            14,634
                                                       2008      1.494          0.827                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.336          1.461           341,360
                                                       2010      1.262          1.336           345,199
                                                       2009      1.088          1.262           525,943
                                                       2008      1.189          1.088           462,924
                                                       2007      1.126          1.189           332,092

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.461          1.478         1,161,276
                                                       2010      1.378          1.461         1,443,759
                                                       2009      1.240          1.378         1,711,306

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.461          1.367            42,416
                                                       2010      1.282          1.461            51,918
                                                       2009      1.056          1.282            65,327
                                                       2008      1.604          1.056            40,364
                                                       2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.785          1.813            55,132
                                                       2010      1.623          1.785            48,654
                                                       2009      1.244          1.623            78,560
                                                       2008      1.422          1.244             1,578
                                                       2007      1.360          1.422             3,256
                                                       2006      1.317          1.360             7,460

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.853           733,645
                                                       2010      0.790          0.906           810,324
                                                       2009      0.681          0.790           950,292
                                                       2008      1.091          0.681           965,887
                                                       2007      1.073          1.091         1,205,286
                                                       2006      1.001          1.073           772,130

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.977          0.872           306,822
                                                       2010      0.831          0.977           346,133
                                                       2009      0.671          0.831           393,048
                                                       2008      0.975          0.671           428,497
                                                       2007      1.026          0.975           547,563
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497           349,891
                                                       2010      1.396          1.577           419,868
                                                       2009      0.955          1.396           441,995
                                                       2008      1.795          0.955           412,754
                                                       2007      1.521          1.795           421,462
                                                       2006      1.562          1.521           395,173

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.235          1.288           398,260
                                                       2010      1.165          1.235           403,645
                                                       2009      1.087          1.165           402,977
                                                       2008      1.150          1.087           388,128
                                                       2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.267          1.131           123,984
                                                       2010      1.079          1.267           155,012
                                                       2009      0.859          1.079           169,379

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.604          1.572           383,591
                                                       2010      1.625          1.604           379,836

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770                --
                                                       2008      1.332          0.780            26,218
                                                       2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.357          1.197         2,576,853

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785                --
                                                       2008      1.393          0.753           134,494
                                                       2007      1.367          1.393           181,012
                                                       2006      1.352          1.367           201,565

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095           516,364
                                                       2010      1.062          1.191           563,216
                                                       2009      0.890          1.062           644,505
                                                       2008      1.489          0.890           708,245
                                                       2007      1.459          1.489           839,374
                                                       2006      1.426          1.459           876,963

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.458          1.436            13,054
                                                       2010      1.332          1.458            15,268
                                                       2009      0.971          1.332            15,727
                                                       2008      1.468          0.971            19,318

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.913          0.988                --
                                                       2010      0.805          0.913           368,690
                                                       2009      0.625          0.805            59,859
                                                       2008      1.070          0.625            65,506
                                                       2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.151          1.165                --
                                                       2010      1.067          1.151                --
                                                       2009      0.903          1.067                --
                                                       2008      1.076          0.903                --
                                                       2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.095          1.084                --
                                                       2010      1.001          1.095           153,355
                                                       2009      0.826          1.001           171,710
                                                       2008      1.075          0.826           173,118
                                                       2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.035          1.001           801,844
                                                       2010      0.933          1.035         1,009,157
                                                       2009      0.752          0.933           579,908
                                                       2008      1.076          0.752           438,422
                                                       2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.973          0.918           561,172
                                                       2010      0.865          0.973           602,177
                                                       2009      0.684          0.865           628,954
                                                       2008      1.075          0.684           673,543
                                                       2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.315          1.311           163,935
                                                       2010      1.172          1.315           179,942
                                                       2009      0.955          1.172           233,678

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328         1,038,186
                                                       2010      1.231          1.326         1,178,593
                                                       2009      1.061          1.231         1,314,384
                                                       2008      1.393          1.061         1,392,780
                                                       2007      1.365          1.393         1,777,234
                                                       2006      1.280          1.365         1,839,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.390          1.374                --
                                                       2010      1.272          1.390                --
                                                       2009      1.074          1.272                --
                                                       2008      1.463          1.074                --
                                                       2007      1.387          1.463           331,646
                                                       2006      1.259          1.387           299,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889           131,253
                                                       2010      0.872          0.991           156,165
                                                       2009      0.636          0.872           173,239
                                                       2008      1.092          0.636           164,832
                                                       2007      1.048          1.092           140,830
                                                       2006      0.996          1.048           144,015

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.040          1.006            83,098
                                                       2010      0.909          1.040            93,013
                                                       2009      0.648          0.909           104,772
                                                       2008      1.140          0.648           109,471
                                                       2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.326          1.341           238,433

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           356,353
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237                --
                                                       2008      1.167          1.199         1,729,338
                                                       2007      1.095          1.167         1,803,314
                                                       2006      1.076          1.095         2,075,298
                                                       2005      1.071          1.076         2,289,666
                                                       2004      1.042          1.071         2,142,336
                                                       2003      1.012          1.042         2,159,661
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           223,458
                                                       2005      1.427          1.569           268,764
                                                       2004      1.253          1.427           247,544
                                                       2003      0.994          1.253           228,802
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           185,531
                                                       2005      1.773          1.860           180,260
                                                       2004      1.433          1.773           174,820
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            50,544
                                                       2004      1.226          1.279            51,795
                                                       2003      0.967          1.226            36,151
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           885,053
                                                       2004      1.232          1.327           845,967
                                                       2003      0.958          1.232           788,681
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           123,225
                                                       2004      1.181          1.233           118,258
                                                       2003      0.967          1.181           115,801
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.000          1.075                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      1.000          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            37,711
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           401,894
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,983,237
                                                       2004      1.126          1.230         1,772,081
                                                       2003      0.986          1.126         1,382,861
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166           323,762
                                                       2004      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             3,188
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                 --
                                                       2006      1.000          1.077                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                 --
                                                       2005      1.152          1.193                 --
                                                       2004      1.112          1.152                 --
                                                       2003      1.000          1.112                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.428          1.361                 --
                                                       2007      1.247          1.428            114,349
                                                       2006      1.237          1.247            117,674
                                                       2005      1.170          1.237             97,729
                                                       2004      1.116          1.170             32,274
                                                       2003      1.000          1.116                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                 --
                                                       2005      1.220          1.251            456,774
                                                       2004      1.120          1.220             80,349
                                                       2003      1.000          1.120                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                 --
                                                       2005      1.160          1.305            357,360
                                                       2004      1.093          1.160              1,456
                                                       2003      1.000          1.093                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.805          1.611          2,470,013
                                                       2010      1.649          1.805          2,727,807
                                                       2009      1.182          1.649          2,980,480
                                                       2008      1.959          1.182          3,286,725
                                                       2007      1.741          1.959          3,748,499
                                                       2006      1.476          1.741          3,692,166
                                                       2005      1.320          1.476          3,228,487
                                                       2004      1.188          1.320          1,200,115
                                                       2003      1.000          1.188            176,559

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.494          1.401          6,755,419
                                                       2010      1.285          1.494          7,499,647
                                                       2009      0.941          1.285          8,257,041
                                                       2008      1.714          0.941          9,090,129
                                                       2007      1.557          1.714          9,982,768
                                                       2006      1.442          1.557         10,926,014
                                                       2005      1.266          1.442          9,986,598
                                                       2004      1.149          1.266          3,633,672
                                                       2003      1.000          1.149            119,569

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.276          1.228          8,792,530
                                                       2010      1.169          1.276          9,446,905
                                                       2009      0.909          1.169         10,102,320
                                                       2008      1.493          0.909         10,710,178
                                                       2007      1.451          1.493         12,558,651
                                                       2006      1.286          1.451         13,338,265
                                                       2005      1.240          1.286         12,211,884
                                                       2004      1.147          1.240          4,010,706
                                                       2003      1.000          1.147            309,531

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                 --
                                                       2005      1.341          1.553             15,582
                                                       2004      1.145          1.341                 --
                                                       2003      1.000          1.145                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.545          2.008                 --
                                                       2005      1.471          1.545             88,607
                                                       2004      1.143          1.471                 --
                                                       2003      1.000          1.143                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                 --
                                                       2005      1.201          1.297             98,499
                                                       2004      1.074          1.201             11,644
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                 --
                                                       2005      1.199          1.294            510,788
                                                       2004      1.067          1.199             32,088
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.593          1.519          1,692,957
                                                       2010      1.388          1.593          1,795,756
                                                       2009      1.044          1.388          2,079,031
                                                       2008      1.858          1.044          2,210,809
                                                       2007      1.614          1.858          2,240,558
                                                       2006      1.476          1.614          2,306,693
                                                       2005      1.289          1.476          2,185,064
                                                       2004      1.141          1.289            449,284
                                                       2003      1.000          1.141             82,924

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.148          1.876            982,996
                                                       2010      1.705          2.148          1,145,019
                                                       2009      1.246          1.705          1,185,697
                                                       2008      2.105          1.246          1,301,855
                                                       2007      1.863          2.105          1,378,564
                                                       2006      1.692          1.863          1,465,870
                                                       2005      1.463          1.692          1,283,215
                                                       2004      1.198          1.463            442,620
                                                       2003      1.000          1.198             53,855

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.247          1.251          1,311,827
                                                       2010      1.130          1.247          1,346,056
                                                       2009      0.850          1.130          1,337,708
                                                       2008      1.234          0.850          1,502,191
                                                       2007      1.214          1.234          2,139,957
                                                       2006      1.048          1.214          1,753,408
                                                       2005      1.000          1.048            692,069

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.537          1.434            253,898
                                                       2010      1.230          1.537            325,492
                                                       2009      0.874          1.230            393,782
                                                       2008      1.552          0.874            420,984
                                                       2007      1.424          1.552            471,727
                                                       2006      1.337          1.424            545,220
                                                       2005      1.302          1.337            677,799
                                                       2004      1.193          1.302            307,403
                                                       2003      1.000          1.193             46,123

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                 --
                                                       2005      1.233          1.336          1,676,368
                                                       2004      1.117          1.233            621,592
                                                       2003      1.000          1.117             52,270

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.050          2.771                 --
                                                       2007      2.418          3.050            972,084
                                                       2006      1.927          2.418          1,024,769
                                                       2005      1.543          1.927            869,773
                                                       2004      1.263          1.543            161,330
                                                       2003      1.000          1.263                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.652          1.446          1,714,756
                                                       2010      1.555          1.652          1,965,658
                                                       2009      1.158          1.555          2,242,157
                                                       2008      1.983          1.158          2,456,722
                                                       2007      1.753          1.983          2,787,846
                                                       2006      1.474          1.753          3,046,408
                                                       2005      1.365          1.474          2,665,780
                                                       2004      1.176          1.365            685,775
                                                       2003      1.000          1.176             58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.408          1.680                 --
                                                       2005      1.320          1.408          1,051,123
                                                       2004      1.161          1.320            220,567
                                                       2003      1.000          1.161                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.874          1.806            139,296
                                                       2010      1.524          1.874            137,888
                                                       2009      1.077          1.524            133,187
                                                       2008      1.958          1.077            189,349
                                                       2007      1.642          1.958            149,286
                                                       2006      1.479          1.642            215,921
                                                       2005      1.348          1.479            232,937
                                                       2004      1.142          1.348             79,255
                                                       2003      1.000          1.142             18,494

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                 --
                                                       2005      1.320          1.345            468,804
                                                       2004      1.173          1.320            127,443
                                                       2003      1.000          1.173             31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                 --
                                                       2006      1.209          1.271            140,706
                                                       2005      1.160          1.209            141,356
                                                       2004      1.151          1.160             53,839
                                                       2003      1.000          1.151                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.015          1.074                 --
                                                       2009      0.857          1.015          2,834,764
                                                       2008      1.491          0.857          3,005,508
                                                       2007      1.451          1.491          3,249,742
                                                       2006      1.286          1.451          3,225,489
                                                       2005      1.232          1.286          2,970,439
                                                       2004      1.140          1.232            739,864
                                                       2003      1.000          1.140                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.337          1.343          1,718,101
                                                       2010      1.092          1.337          2,012,879
                                                       2009      0.828          1.092          2,299,588
                                                       2008      1.419          0.828          2,555,974
                                                       2007      1.427          1.419          2,810,277
                                                       2006      1.338          1.427          3,158,674
                                                       2005      1.224          1.338          3,150,780
                                                       2004      1.136          1.224          1,986,260
                                                       2003      1.000          1.136            264,577

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.332          1.339          2,134,710
                                                       2010      1.207          1.332          2,329,716
                                                       2009      1.009          1.207          2,488,865
                                                       2008      1.457          1.009          1,539,896
                                                       2007      1.371          1.457          1,749,041
                                                       2006      1.219          1.371          1,896,711
                                                       2005      1.193          1.219          1,881,108
                                                       2004      1.120          1.193            710,619
                                                       2003      1.000          1.120             41,993

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.931          0.914                 --
                                                       2008      1.346          0.931          1,250,543
                                                       2007      1.350          1.346          1,447,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.161          1.225                 --
                                                       2010      1.052          1.161          4,146,917
                                                       2009      0.766          1.052          4,621,347
                                                       2008      1.351          0.766          5,695,592
                                                       2007      1.354          1.351          7,821,047
                                                       2006      1.216          1.354          9,970,658
                                                       2005      1.179          1.216         10,167,729
                                                       2004      1.129          1.179          5,998,371
                                                       2003      1.000          1.129            247,777

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.206          1.308                 --
                                                       2010      1.100          1.206             73,519
                                                       2009      0.920          1.100             97,541
                                                       2008      1.314          0.920            102,285
                                                       2007      1.260          1.314            114,585
                                                       2006      1.091          1.260            116,303
                                                       2005      1.116          1.091            115,643
                                                       2004      1.101          1.116             57,005
                                                       2003      1.000          1.101             19,652

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.304          1.278             70,068

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.075          1.135          6,528,682
                                                       2010      0.979          1.075          7,037,398
                                                       2009      0.815          0.979          7,981,264
                                                       2008      1.279          0.815          8,359,905
                                                       2007      1.239          1.279          9,818,693
                                                       2006      1.144          1.239         10,233,108
                                                       2005      1.120          1.144         10,708,963
                                                       2004      1.089          1.120          4,732,997
                                                       2003      1.000          1.089            469,406

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.299          1.194          1,527,578
                                                       2010      1.137          1.299          1,656,665
                                                       2009      0.897          1.137          1,905,822
                                                       2008      1.444          0.897          2,134,740
                                                       2007      1.456          1.444          2,348,601
                                                       2006      1.272          1.456          2,163,917
                                                       2005      1.239          1.272          2,349,100
                                                       2004      1.169          1.239          1,692,384
                                                       2003      1.000          1.169            200,919

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.155          1.124            826,424
                                                       2010      1.073          1.155            868,773
                                                       2009      0.769          1.073            982,108
                                                       2008      1.252          0.769          1,074,109
                                                       2007      1.214          1.252          1,200,932
                                                       2006      1.185          1.214          1,304,998
                                                       2005      1.149          1.185          1,435,244
                                                       2004      1.169          1.149            693,392
                                                       2003      1.000          1.169            100,648

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.260          1.295            178,370
                                                       2010      1.174          1.260            183,743
                                                       2009      0.963          1.174            212,947
                                                       2008      1.527          0.963            222,353
                                                       2007      1.500          1.527            244,309
                                                       2006      1.295          1.500            246,900
                                                       2005      1.240          1.295            241,736
                                                       2004      1.147          1.240             60,756
                                                       2003      1.000          1.147             35,867

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.593          1.499            181,745
                                                       2010      1.326          1.593            176,526
                                                       2009      0.996          1.326            178,780
                                                       2008      1.570          0.996            198,471
                                                       2007      1.496          1.570            214,545
                                                       2006      1.330          1.496            402,412
                                                       2005      1.253          1.330            485,165
                                                       2004      1.158          1.253            253,055
                                                       2003      1.000          1.158             49,733

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.700          1.689            330,359
                                                       2010      1.387          1.700            429,473
                                                       2009      0.991          1.387            476,632
                                                       2008      1.707          0.991            552,331
                                                       2007      1.584          1.707            675,683
                                                       2006      1.433          1.584            267,113
                                                       2005      1.395          1.433            258,819
                                                       2004      1.237          1.395            178,596
                                                       2003      1.000          1.237                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.885          0.860                 --
                                                       2008      1.445          0.885            502,080
                                                       2007      1.406          1.445            519,030
                                                       2006      1.246          1.406            624,949
                                                       2005      1.220          1.246            476,000
                                                       2004      1.130          1.220            170,301
                                                       2003      1.000          1.130             46,185

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.353          1.172                 --
                                                       2010      1.331          1.353                 --
                                                       2009      1.057          1.331                 --
                                                       2008      1.906          1.057                 --
                                                       2007      1.829          1.906                 --
                                                       2006      1.484          1.829                 --
                                                       2005      1.355          1.484                 --
                                                       2004      1.174          1.355                 --
                                                       2003      1.000          1.174                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.310          1.329                 --
                                                       2006      1.191          1.310          1,477,492
                                                       2005      1.174          1.191          1,468,118
                                                       2004      1.122          1.174            241,577
                                                       2003      1.000          1.122                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                 --
                                                       2010      0.892          0.954            700,050
                                                       2009      0.775          0.892            888,442
                                                       2008      1.004          0.775          1,033,604
                                                       2007      1.011          1.004          1,281,072
                                                       2006      0.991          1.011          1,296,550
                                                       2005      0.989          0.991            787,064
                                                       2004      0.997          0.989            155,845
                                                       2003      1.000          0.997             13,532

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.239          1.262                 --
                                                       2010      1.134          1.239            627,061
                                                       2009      0.970          1.134            733,634
                                                       2008      1.146          0.970            802,359
                                                       2007      1.147          1.146            965,512
                                                       2006      1.111          1.147          1,113,642
                                                       2005      1.106          1.111          1,146,889
                                                       2004      1.057          1.106            870,957
                                                       2003      1.000          1.057             44,306

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.572          1.577            628,460
                                                       2010      1.376          1.572            669,177
                                                       2009      0.878          1.376            844,747
                                                       2008      1.280          0.878          1,084,456
                                                       2007      1.303          1.280          1,385,416
                                                       2006      1.198          1.303          1,437,673
                                                       2005      1.192          1.198          1,391,483
                                                       2004      1.101          1.192            760,155
                                                       2003      1.000          1.101            154,434

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.029          1.022                 --
                                                       2009      1.048          1.029          3,495,146
                                                       2008      1.043          1.048          4,163,830
                                                       2007      1.014          1.043          2,667,132
                                                       2006      0.990          1.014          2,100,528
                                                       2005      0.983          0.990          1,030,513
                                                       2004      0.994          0.983            950,605
                                                       2003      1.000          0.994                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                 --
                                                       2006      1.437          1.590            435,172
                                                       2005      1.398          1.437            474,249
                                                       2004      1.235          1.398            165,098
                                                       2003      1.000          1.235             33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                 --
                                                       2006      1.266          1.465            371,813
                                                       2005      1.242          1.266            391,295
                                                       2004      1.170          1.242            323,540
                                                       2003      1.000          1.170             28,599

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.503          1.578                 --
                                                       2006      1.297          1.503                 --
                                                       2005      1.243          1.297                 --
                                                       2004      1.147          1.243                 --
                                                       2003      1.000          1.147                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                 --
                                                       2006      1.273          1.463          1,679,316
                                                       2005      1.259          1.273          1,508,303
                                                       2004      1.140          1.259            743,043
                                                       2003      1.000          1.140                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                 --
                                                       2006      1.490          1.638          1,802,610
                                                       2005      1.405          1.490          1,796,356
                                                       2004      1.156          1.405            449,805
                                                       2003      1.000          1.156             56,642

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                 --
                                                       2006      1.440          1.520            238,470

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.254          1.232            387,771
                                                       2010      1.137          1.254            412,655
                                                       2009      0.974          1.137            459,696
                                                       2008      1.586          0.974            403,580
                                                       2007      1.578          1.586            325,365

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            493,665
                                                       2010      0.770          0.877            574,708
                                                       2009      0.581          0.770            337,062
                                                       2008      1.015          0.581            360,544
                                                       2007      1.216          1.015            429,534
                                                       2006      1.003          1.216            295,881

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.416          1.247            189,679
                                                       2010      1.209          1.416            211,197
                                                       2009      0.956          1.209            202,757
                                                       2008      1.305          0.956            190,483
                                                       2007      1.345          1.305            189,754
                                                       2006      1.266          1.345            126,371

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.745          1.470            924,086
                                                       2010      1.526          1.745          1,080,441
                                                       2009      1.002          1.526          1,111,985
                                                       2008      1.726          1.002          1,198,096
                                                       2007      1.776          1.726          1,353,456
                                                       2006      1.617          1.776          1,310,925

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.378          1.338            222,535
                                                       2010      1.112          1.378            230,492
                                                       2009      0.846          1.112            121,466
                                                       2008      1.406          0.846            100,188
                                                       2007      1.288          1.406             70,814
                                                       2006      1.302          1.288             67,991

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.721          1.563            284,659
                                                       2010      1.602          1.721            377,262
                                                       2009      1.141          1.602            341,376
                                                       2008      2.004          1.141            370,793
                                                       2007      1.568          2.004            186,964
                                                       2006      1.534          1.568             63,712

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.096          1.018             73,728
                                                       2010      0.911          1.096             57,416
                                                       2009      0.680          0.911             60,092
                                                       2008      1.125          0.680            124,923
                                                       2007      1.273          1.125            102,279

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909          1,700,612
                                                       2010      0.783          0.963          2,059,397
                                                       2009      0.632          0.783          2,314,290
                                                       2008      1.053          0.632          2,550,701
                                                       2007      1.069          1.053          2,426,368
                                                       2006      1.015          1.069             14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.815          0.774                 --
                                                       2008      1.451          0.815            288,699
                                                       2007      1.323          1.451            286,118
                                                       2006      1.344          1.323            288,669

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.123          1.025          2,702,413
                                                       2010      1.077          1.123          2,763,170

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838            264,868

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.541          2.024            768,536
                                                       2010      2.098          2.541            860,220
                                                       2009      1.267          2.098          1,024,717
                                                       2008      2.775          1.267            927,847

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.653          1.446             11,295
                                                       2010      1.515          1.653             21,757
                                                       2009      1.175          1.515             25,038
                                                       2008      2.081          1.175             42,358
                                                       2007      1.988          2.081             57,143

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.494          1.362                 --
                                                       2010      1.154          1.494                 --
                                                       2009      0.749          1.154                 --
                                                       2008      1.355          0.749                 --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.335          1.458          2,338,860
                                                       2010      1.261          1.335          2,529,965
                                                       2009      1.088          1.261          2,520,001
                                                       2008      1.189          1.088          2,636,780
                                                       2007      1.126          1.189          2,649,679

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.432          1.448          5,726,968
                                                       2010      1.352          1.432          6,358,710
                                                       2009      1.217          1.352          7,219,847

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.354          1.266            131,331
                                                       2010      1.189          1.354            146,755
                                                       2009      0.980          1.189            203,690
                                                       2008      1.489          0.980            196,808
                                                       2007      1.447          1.489            170,200
                                                       2006      1.350          1.447            168,500

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                 --
                                                       2006      1.113          1.168             37,238

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.624          1.649          1,075,294
                                                       2010      1.478          1.624          1,334,276
                                                       2009      1.133          1.478          1,387,295
                                                       2008      1.296          1.133          1,327,176
                                                       2007      1.241          1.296          1,475,710
                                                       2006      1.201          1.241          1,258,548

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.904          0.850          3,320,592
                                                       2010      0.788          0.904          3,641,553
                                                       2009      0.680          0.788          4,240,403
                                                       2008      1.090          0.680          4,537,287
                                                       2007      1.073          1.090          5,132,859
                                                       2006      1.001          1.073          3,476,876

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869          1,127,757
                                                       2010      0.830          0.975          1,309,329
                                                       2009      0.670          0.830          1,436,878
                                                       2008      0.974          0.670          1,696,421
                                                       2007      1.026          0.974          1,990,474
                                                       2006      1.003          1.026          1,426,576

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.359          1.290             91,877
                                                       2010      1.204          1.359            103,831
                                                       2009      0.824          1.204            111,777
                                                       2008      1.550          0.824            106,218
                                                       2007      1.314          1.550             80,134
                                                       2006      1.350          1.314             80,101

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.175          1.225            994,987
                                                       2010      1.109          1.175          1,033,972
                                                       2009      1.035          1.109          1,064,724
                                                       2008      1.096          1.035          1,133,497
                                                       2007      1.054          1.096          1,319,097
                                                       2006      1.019          1.054          1,180,513

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.171          1.045            567,123
                                                       2010      0.998          1.171            591,131
                                                       2009      0.795          0.998            586,936

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.460          1.431          2,471,154
                                                       2010      1.480          1.460          2,180,803

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.739          0.729                 --
                                                       2008      1.261          0.739                 --
                                                       2007      1.289          1.261              1,889
                                                       2006      1.257          1.289              7,367

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.222          1.078          3,761,606

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.715          0.745                 --
                                                       2008      1.322          0.715            327,267
                                                       2007      1.298          1.322            360,815
                                                       2006      1.285          1.298            387,124

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.091          1.002            932,789
                                                       2010      0.973          1.091          1,032,863
                                                       2009      0.816          0.973          1,173,794
                                                       2008      1.365          0.816          1,247,125
                                                       2007      1.339          1.365          1,293,697
                                                       2006      1.309          1.339          1,345,430

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.353          1.332             72,639
                                                       2010      1.237          1.353             75,590
                                                       2009      0.902          1.237             84,323
                                                       2008      1.364          0.902             79,267

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                 --
                                                       2010      0.804          0.911            245,228
                                                       2009      0.624          0.804            274,953
                                                       2008      1.069          0.624            115,264
                                                       2007      1.057          1.069             23,429
                                                       2006      1.002          1.057             23,184

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161            344,748
                                                       2010      1.065          1.148            319,474
                                                       2009      0.902          1.065            287,644
                                                       2008      1.075          0.902            316,451
                                                       2007      1.040          1.075                 --
                                                       2006      1.001          1.040                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            841,382
                                                       2010      1.000          1.092            578,184
                                                       2009      0.825          1.000            413,902
                                                       2008      1.074          0.825            291,625
                                                       2007      1.046          1.074            112,150
                                                       2006      1.002          1.046            112,211

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998          3,571,445
                                                       2010      0.931          1.033          3,577,364
                                                       2009      0.751          0.931          3,581,028
                                                       2008      1.075          0.751          2,952,280
                                                       2007      1.051          1.075          1,974,991
                                                       2006      1.002          1.051          1,053,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915          1,676,867
                                                       2010      0.864          0.971          1,571,010
                                                       2009      0.683          0.864          1,651,481
                                                       2008      1.074          0.683          1,643,214
                                                       2007      1.056          1.074          2,045,451
                                                       2006      1.002          1.056          2,245,576

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.223          1.218            453,088
                                                       2010      1.091          1.223            476,246
                                                       2009      0.889          1.091            618,748

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.265          1.267          2,848,616
                                                       2010      1.176          1.265          2,969,977
                                                       2009      1.014          1.176          3,064,012
                                                       2008      1.332          1.014          3,692,479
                                                       2007      1.305          1.332          4,032,328
                                                       2006      1.225          1.305          4,489,293

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.381          1.365                 --
                                                       2010      1.265          1.381                 --
                                                       2009      1.069          1.265                 --
                                                       2008      1.461          1.069                 --
                                                       2007      1.385          1.461          1,305,982
                                                       2006      1.257          1.385          1,402,121

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887          1,007,519
                                                       2010      0.870          0.988          1,125,074
                                                       2009      0.635          0.870          1,201,839
                                                       2008      1.091          0.635          1,465,288
                                                       2007      1.048          1.091          1,893,492
                                                       2006      0.996          1.048          2,167,759

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003            300,060
                                                       2010      0.907          1.038            341,269
                                                       2009      0.647          0.907            505,914
                                                       2008      1.139          0.647            464,039
                                                       2007      1.066          1.139            498,844
                                                       2006      0.998          1.066            508,970

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.263          1.276            494,176

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                 --
                                                       2006      1.116          1.101          2,743,730
                                                       2005      1.116          1.116          2,482,513
                                                       2004      1.046          1.116            682,048
                                                       2003      1.000          1.046                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.176          1.213                 --
                                                       2008      1.145          1.176          6,768,225
                                                       2007      1.075          1.145          6,365,422
                                                       2006      1.057          1.075          6,685,769
                                                       2005      1.053          1.057          5,397,851
                                                       2004      1.025          1.053          2,012,954
                                                       2003      1.000          1.025            291,992

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.467          0.815                 --
                                                       2007      1.357          1.467                 --
                                                       2006      1.247          1.357                 --
                                                       2005      1.187          1.247                 --
                                                       2004      1.126          1.187                 --
                                                       2003      1.000          1.126                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                 --
                                                       2006      1.477          1.849              2,466
                                                       2005      1.344          1.477                 --
                                                       2004      1.180          1.344                 --
                                                       2003      1.000          1.180                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                 --
                                                       2006      1.603          1.842            310,361
                                                       2005      1.529          1.603            318,325
                                                       2004      1.236          1.529             68,486
                                                       2003      1.000          1.236                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                 --
                                                       2005      1.186          1.264            288,936
                                                       2004      1.137          1.186             20,138
                                                       2003      1.000          1.137                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                 --
                                                       2005      1.219          1.248          1,192,249
                                                       2004      1.133          1.219            419,271
                                                       2003      1.000          1.133             67,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                 --
                                                       2005      1.172          1.249             59,735
                                                       2004      1.123          1.172             14,345
                                                       2003      1.000          1.123                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                 --
                                                       2005      1.000          1.074             18,361

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                 --
                                                       2005      1.000          1.028            205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                 --
                                                       2005      1.000          1.043            800,694

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                 --
                                                       2005      1.000          1.062          1,057,781

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.053                 --
                                                       2005      1.000          1.035            176,250

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                 --
                                                       2005      1.037          1.030            981,703
                                                       2004      1.029          1.037            538,401
                                                       2003      1.000          1.029             46,219

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                 --
                                                       2005      1.237          1.358            158,776
                                                       2004      1.090          1.237             31,758
                                                       2003      1.000          1.090              1,812

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                 --
                                                       2005      1.265          1.278             86,054
                                                       2004      1.132          1.265                 --
                                                       2003      1.000          1.132                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                 --
                                                       2005      1.178          1.188          4,400,365
                                                       2004      1.079          1.178          2,095,541
                                                       2003      1.000          1.079            148,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                 --
                                                       2005      1.117          1.165          1,218,149
                                                       2004      1.000          1.117            238,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                 --
                                                       2005      1.314          1.410          1,223,044
                                                       2004      1.159          1.314            688,983
                                                       2003      1.000          1.159                788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                 --
                                                       2005      1.227          1.274            171,747
                                                       2004      1.127          1.227             90,074
                                                       2003      1.000          1.127             13,260

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                 --
                                                       2005      1.000          1.059             37,255

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.191          1.201                 --
                                                       2005      1.173          1.191          1,102,036
                                                       2004      1.079          1.173            354,288
                                                       2003      1.000          1.079                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                 --
                                                       2005      1.206          1.206            329,452
                                                       2004      1.117          1.206            126,430
                                                       2003      1.000          1.117                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.302                 --
                                                       2005      1.000          1.133             36,529

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                 --
                                                       2005      1.000          1.105             31,332

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                 --
                                                       2005      1.149          1.213              7,209
                                                       2004      1.129          1.149                 --
                                                       2003      1.000          1.129                 --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.425          0.712               --
                                                       2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.798          1.604           92,916
                                                       2010      1.643          1.798           96,705
                                                       2009      1.179          1.643          112,622
                                                       2008      1.955          1.179          117,613
                                                       2007      1.738          1.955          124,866
                                                       2006      1.474          1.738          137,037
                                                       2005      1.319          1.474          121,081
                                                       2004      1.187          1.319           52,556
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.488          1.395          147,108
                                                       2010      1.281          1.488          151,750
                                                       2009      0.938          1.281          171,580
                                                       2008      1.710          0.938          177,913
                                                       2007      1.554          1.710          181,992
                                                       2006      1.440          1.554          232,157
                                                       2005      1.266          1.440          179,843
                                                       2004      1.149          1.266           55,079
                                                       2003      1.000          1.149            8,761

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.272          1.223          135,564
                                                       2010      1.165          1.272          141,397
                                                       2009      0.907          1.165          162,927
                                                       2008      1.490          0.907          170,099
                                                       2007      1.449          1.490          168,927
                                                       2006      1.284          1.449          238,306
                                                       2005      1.239          1.284          219,932
                                                       2004      1.147          1.239           98,609
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.587          1.513           34,907
                                                       2010      1.384          1.587           34,776
                                                       2009      1.042          1.384           50,893
                                                       2008      1.854          1.042           49,780
                                                       2007      1.611          1.854           40,601
                                                       2006      1.474          1.611           50,182
                                                       2005      1.288          1.474           21,661
                                                       2004      1.141          1.288           19,053
                                                       2003      1.000          1.141            8,748

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.140          1.868           31,466
                                                       2010      1.700          2.140           28,133
                                                       2009      1.242          1.700           27,593
                                                       2008      2.101          1.242           26,698
                                                       2007      1.860          2.101           25,939
                                                       2006      1.690          1.860           25,324
                                                       2005      1.462          1.690           24,626
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.243          1.247           16,566
                                                       2010      1.127          1.243           16,566
                                                       2009      0.849          1.127           32,123
                                                       2008      1.232          0.849           32,130
                                                       2007      1.213          1.232           27,944
                                                       2006      1.048          1.213           27,944
                                                       2005      1.000          1.048            3,877

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.532          1.428              966
                                                       2010      1.226          1.532            1,177
                                                       2009      0.872          1.226            7,797
                                                       2008      1.548          0.872            7,810
                                                       2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334            3,067
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.764               --
                                                       2007      2.414          3.044           11,369
                                                       2006      1.924          2.414           17,311
                                                       2005      1.542          1.924           17,471
                                                       2004      1.263          1.542           10,047
                                                       2003      1.000          1.263               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440            9,609
                                                       2010      1.550          1.646           10,555
                                                       2009      1.155          1.550           11,742
                                                       2008      1.979          1.155           13,367
                                                       2007      1.750          1.979           13,723
                                                       2006      1.472          1.750           25,787
                                                       2005      1.364          1.472           25,787
                                                       2004      1.175          1.364           10,532
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.868          1.799            6,107
                                                       2010      1.519          1.868            6,708
                                                       2009      1.074          1.519            7,462
                                                       2008      1.954          1.074            8,495
                                                       2007      1.639          1.954            9,373
                                                       2006      1.478          1.639            9,373
                                                       2005      1.347          1.478            9,373
                                                       2004      1.142          1.347            4,813
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.012          1.070               --
                                                       2009      0.855          1.012           45,930
                                                       2008      1.488          0.855           45,978
                                                       2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.332          1.337           16,910
                                                       2010      1.088          1.332           26,028
                                                       2009      0.826          1.088           28,144
                                                       2008      1.415          0.826           30,922
                                                       2007      1.424          1.415           13,661
                                                       2006      1.337          1.424            5,291
                                                       2005      1.223          1.337            5,298
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.327          1.333           24,094
                                                       2010      1.203          1.327           25,212
                                                       2009      1.006          1.203           25,339
                                                       2008      1.453          1.006           12,520
                                                       2007      1.369          1.453           12,657
                                                       2006      1.218          1.369           12,768
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.912               --
                                                       2008      1.343          0.928           14,076
                                                       2007      1.347          1.343           14,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.157          1.220               --
                                                       2010      1.049          1.157           27,583
                                                       2009      0.764          1.049           39,695
                                                       2008      1.348          0.764           39,774
                                                       2007      1.352          1.348           39,839
                                                       2006      1.215          1.352           39,896
                                                       2005      1.179          1.215           39,960
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.201          1.303               --
                                                       2010      1.096          1.201               --
                                                       2009      0.917          1.096               --
                                                       2008      1.312          0.917               --
                                                       2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.299          1.273               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.071          1.130          155,332
                                                       2010      0.976          1.071          158,091
                                                       2009      0.813          0.976          171,975
                                                       2008      1.276          0.813          173,775
                                                       2007      1.237          1.276          454,854
                                                       2006      1.143          1.237          465,512
                                                       2005      1.120          1.143          484,636
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.294          1.189           34,751
                                                       2010      1.134          1.294           35,941
                                                       2009      0.895          1.134           43,984
                                                       2008      1.441          0.895           45,520
                                                       2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.151          1.119            4,665
                                                       2010      1.070          1.151            4,965
                                                       2009      0.767          1.070            5,294
                                                       2008      1.250          0.767            5,703
                                                       2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.255          1.290               --
                                                       2010      1.171          1.255               --
                                                       2009      0.960          1.171               --
                                                       2008      1.523          0.960               --
                                                       2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.587          1.493            9,455
                                                       2010      1.322          1.587           10,039
                                                       2009      0.993          1.322           10,675
                                                       2008      1.567          0.993           11,468
                                                       2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           19,832
                                                       2005      1.252          1.328           27,399
                                                       2004      1.158          1.252           14,069
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.694          1.682            3,335
                                                       2010      1.382          1.694            3,663
                                                       2009      0.989          1.382            4,075
                                                       2008      1.703          0.989            4,639
                                                       2007      1.581          1.703            9,176
                                                       2006      1.432          1.581            9,176
                                                       2005      1.394          1.432            9,176
                                                       2004      1.236          1.394            4,623
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858               --
                                                       2008      1.442          0.882           36,176
                                                       2007      1.403          1.442           36,176
                                                       2006      1.245          1.403           36,176
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.348          1.167               --
                                                       2010      1.327          1.348               --
                                                       2009      1.054          1.327               --
                                                       2008      1.902          1.054               --
                                                       2007      1.826          1.902               --
                                                       2006      1.482          1.826               --
                                                       2005      1.354          1.482               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308           14,076
                                                       2005      1.173          1.189           14,076
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938               --
                                                       2010      0.889          0.951           20,288
                                                       2009      0.773          0.889           20,292
                                                       2008      1.002          0.773           20,296
                                                       2007      1.010          1.002           20,300
                                                       2006      0.990          1.010           24,696
                                                       2005      0.988          0.990           29,111
                                                       2004      0.997          0.988           26,017
                                                       2003      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.235          1.257               --
                                                       2010      1.131          1.235               --
                                                       2009      0.968          1.131               --
                                                       2008      1.144          0.968               --
                                                       2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.566          1.571           17,364
                                                       2010      1.371          1.566            8,071
                                                       2009      0.876          1.371            8,261
                                                       2008      1.277          0.876            8,497
                                                       2007      1.300          1.277            8,701
                                                       2006      1.197          1.300            8,867
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.026          1.019               --
                                                       2009      1.045          1.026          107,809
                                                       2008      1.040          1.045          107,814
                                                       2007      1.013          1.040          107,819
                                                       2006      0.989          1.013            3,729
                                                       2005      0.982          0.989            3,734
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.501          1.575               --
                                                       2006      1.296          1.501               --
                                                       2005      1.242          1.296               --
                                                       2004      1.147          1.242               --
                                                       2003      1.000          1.147               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           98,893
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           46,317
                                                       2005      1.404          1.488           39,524
                                                       2004      1.156          1.404            7,424
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226               --
                                                       2010      1.134          1.250               --
                                                       2009      0.971          1.134               --
                                                       2008      1.582          0.971               --
                                                       2007      1.576          1.582               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811               --
                                                       2010      0.768          0.875               --
                                                       2009      0.581          0.768               --
                                                       2008      1.014          0.581               --
                                                       2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.412          1.243               --
                                                       2010      1.206          1.412               --
                                                       2009      0.954          1.206               --
                                                       2008      1.303          0.954               --
                                                       2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464               --
                                                       2010      1.521          1.738               --
                                                       2009      0.999          1.521               --
                                                       2008      1.722          0.999               --
                                                       2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.374          1.334               --
                                                       2010      1.109          1.374               --
                                                       2009      0.844          1.109               --
                                                       2008      1.404          0.844               --
                                                       2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556               --
                                                       2010      1.596          1.715               --
                                                       2009      1.138          1.596               --
                                                       2008      1.999          1.138               --
                                                       2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.093          1.014               --
                                                       2010      0.909          1.093               --
                                                       2009      0.679          0.909               --
                                                       2008      1.123          0.679               --
                                                       2007      1.272          1.123               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906           37,222
                                                       2010      0.782          0.961           63,236
                                                       2009      0.631          0.782           64,009
                                                       2008      1.052          0.631           65,062
                                                       2007      1.068          1.052           90,378
                                                       2006      1.015          1.068           18,789

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771               --
                                                       2008      1.448          0.813               --
                                                       2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.119          1.021           35,235
                                                       2010      1.073          1.119           36,911

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.532          2.016            9,655
                                                       2010      2.091          2.532            7,682
                                                       2009      1.264          2.091            8,406
                                                       2008      2.768          1.264            9,378

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               --
                                                       2010      1.510          1.647               --
                                                       2009      1.172          1.510               --
                                                       2008      2.077          1.172               --
                                                       2007      1.984          2.077               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.488          1.357               --
                                                       2010      1.151          1.488               --
                                                       2009      0.747          1.151               --
                                                       2008      1.351          0.747               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           20,006
                                                       2010      1.257          1.330           21,028
                                                       2009      1.085          1.257           22,137
                                                       2008      1.186          1.085           23,424
                                                       2007      1.124          1.186           24,961

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.427          1.442           85,829
                                                       2010      1.347          1.427           90,813
                                                       2009      1.213          1.347          103,257

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261               --
                                                       2010      1.185          1.349               --
                                                       2009      0.977          1.185               --
                                                       2008      1.485          0.977               --
                                                       2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.618          1.642           10,112
                                                       2010      1.473          1.618           10,343
                                                       2009      1.130          1.473           10,348
                                                       2008      1.293          1.130           10,353
                                                       2007      1.239          1.293           10,731
                                                       2006      1.200          1.239           10,736

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.848           41,517
                                                       2010      0.787          0.902           67,894
                                                       2009      0.679          0.787           67,917
                                                       2008      1.089          0.679           67,941
                                                       2007      1.072          1.089           81,988
                                                       2006      1.001          1.072           12,689

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867           49,754
                                                       2010      0.828          0.973           50,310
                                                       2009      0.669          0.828           51,006
                                                       2008      0.974          0.669           51,956
                                                       2007      1.025          0.974           56,670
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284               --
                                                       2010      1.201          1.354               --
                                                       2009      0.822          1.201               --
                                                       2008      1.546          0.822               --
                                                       2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.171          1.220            2,940
                                                       2010      1.105          1.171            7,544
                                                       2009      1.033          1.105            7,550
                                                       2008      1.094          1.033            7,557
                                                       2007      1.052          1.094            8,160
                                                       2006      1.017          1.052            8,164

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.167          1.041               --
                                                       2010      0.995          1.167               --
                                                       2009      0.792          0.995               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.455          1.425           76,435
                                                       2010      1.475          1.455           74,443

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727               --
                                                       2008      1.259          0.737               --
                                                       2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.218          1.073           11,338

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743               --
                                                       2008      1.319          0.713               --
                                                       2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998                0
                                                       2010      0.970          1.087           19,602
                                                       2009      0.814          0.970           26,542
                                                       2008      1.362          0.814           26,560
                                                       2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.348          1.327               --
                                                       2010      1.233          1.348               --
                                                       2009      0.900          1.233               --
                                                       2008      1.361          0.900               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983               --
                                                       2010      0.802          0.909               --
                                                       2009      0.623          0.802               --
                                                       2008      1.068          0.623               --
                                                       2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158               --
                                                       2010      1.063          1.145               --
                                                       2009      0.900          1.063               --
                                                       2008      1.074          0.900               --
                                                       2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078               --
                                                       2010      0.998          1.090               --
                                                       2009      0.824          0.998               --
                                                       2008      1.073          0.824               --
                                                       2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995               --
                                                       2010      0.930          1.030               --
                                                       2009      0.750          0.930               --
                                                       2008      1.074          0.750               --
                                                       2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913           17,158
                                                       2010      0.862          0.968           17,179
                                                       2009      0.682          0.862           17,203
                                                       2008      1.074          0.682           17,227
                                                       2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.219          1.213           36,176
                                                       2010      1.087          1.219           36,176
                                                       2009      0.887          1.087           36,176

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           45,644
                                                       2010      1.172          1.261           46,622
                                                       2009      1.011          1.172           62,555
                                                       2008      1.329          1.011           63,793
                                                       2007      1.303          1.329           60,104
                                                       2006      1.223          1.303          125,530

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.373          1.356               --
                                                       2010      1.258          1.373               --
                                                       2009      1.063          1.258               --
                                                       2008      1.458          1.063               --
                                                       2007      1.384          1.458            2,560
                                                       2006      1.256          1.384            2,560

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884               --
                                                       2010      0.869          0.986               --
                                                       2009      0.634          0.869               --
                                                       2008      1.090          0.634               --
                                                       2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000               --
                                                       2010      0.906          1.035               --
                                                       2009      0.647          0.906               --
                                                       2008      1.138          0.647               --
                                                       2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.258          1.271               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           41,396
                                                       2005      1.115          1.115           42,753
                                                       2004      1.046          1.115           16,047
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210               --
                                                       2008      1.143          1.173          103,283
                                                       2007      1.073          1.143           89,883
                                                       2006      1.056          1.073           89,261
                                                       2005      1.052          1.056           88,432
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.463          0.813               --
                                                       2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839            8,267
                                                       2005      1.528          1.601            8,267
                                                       2004      1.236          1.528            4,239
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            7,733
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          113,120
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            5,460
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301               --
                                                       2005      1.000          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.521          0.759                --
                                                       2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382           124,740
                                                       2004      1.242          1.351            90,547
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.959          1.746           114,690
                                                       2010      1.792          1.959           258,486
                                                       2009      1.287          1.792           274,841
                                                       2008      2.136          1.287           311,801
                                                       2007      1.902          2.136           303,288
                                                       2006      1.614          1.902           304,714
                                                       2005      1.446          1.614           331,151
                                                       2004      1.303          1.446           244,082
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.654          1.548           524,654
                                                       2010      1.424          1.654           723,162
                                                       2009      1.044          1.424           756,717
                                                       2008      1.905          1.044           769,586
                                                       2007      1.734          1.905           780,739
                                                       2006      1.608          1.734           822,900
                                                       2005      1.415          1.608           823,519
                                                       2004      1.285          1.415           619,614
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.386          1.331           656,284
                                                       2010      1.271          1.386           772,633
                                                       2009      0.990          1.271           808,960
                                                       2008      1.629          0.990           974,095
                                                       2007      1.585          1.629         1,042,503
                                                       2006      1.406          1.585         1,087,505
                                                       2005      1.358          1.406         1,103,873
                                                       2004      1.258          1.358           996,065
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            21,062
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.719          1.638           132,432
                                                       2010      1.501          1.719           143,961
                                                       2009      1.131          1.501           186,243
                                                       2008      2.015          1.131           200,500
                                                       2007      1.753          2.015           190,710
                                                       2006      1.606          1.753           189,094
                                                       2005      1.405          1.606           189,860
                                                       2004      1.245          1.405           162,013
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.366          2.064            76,978
                                                       2010      1.881          2.366            79,192
                                                       2009      1.376          1.881            86,856
                                                       2008      2.330          1.376            79,036
                                                       2007      2.065          2.330            97,311
                                                       2006      1.878          2.065           105,519
                                                       2005      1.626          1.878            95,492
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.236          1.238           133,914
                                                       2010      1.122          1.236           195,950
                                                       2009      0.846          1.122           205,798
                                                       2008      1.229          0.846           232,450
                                                       2007      1.211          1.229           281,444
                                                       2006      1.047          1.211            76,712
                                                       2005      1.000          1.047                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.659          1.545            31,626
                                                       2010      1.329          1.659            34,766
                                                       2009      0.946          1.329            36,512
                                                       2008      1.682          0.946            40,308
                                                       2007      1.546          1.682            63,398
                                                       2006      1.454          1.546            77,823
                                                       2005      1.418          1.454            85,885
                                                       2004      1.300          1.418            79,450
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           315,122
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            90,456
                                                       2006      2.190          2.745           114,480
                                                       2005      1.757          2.190           104,800
                                                       2004      1.440          1.757            56,834
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.778          1.554            55,062
                                                       2010      1.676          1.778            74,641
                                                       2009      1.251          1.676           111,002
                                                       2008      2.144          1.251           113,039
                                                       2007      1.899          2.144           146,322
                                                       2006      1.598          1.899           156,811
                                                       2005      1.483          1.598           151,260
                                                       2004      1.279          1.483            68,412
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            83,262
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.105          2.025            21,279
                                                       2010      1.714          2.105            26,668
                                                       2009      1.213          1.714            26,776
                                                       2008      2.209          1.213            41,422
                                                       2007      1.855          2.209            44,966
                                                       2006      1.674          1.855            46,005
                                                       2005      1.527          1.674            54,680
                                                       2004      1.296          1.527            42,139
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.093          1.155                --
                                                       2009      0.924          1.093           618,938
                                                       2008      1.610          0.924           911,144
                                                       2007      1.569          1.610           944,938
                                                       2006      1.392          1.569           984,413
                                                       2005      1.336          1.392           752,594
                                                       2004      1.239          1.336           306,248
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.457          1.461           170,373
                                                       2010      1.192          1.457           194,294
                                                       2009      0.905          1.192           278,114
                                                       2008      1.553          0.905           289,925
                                                       2007      1.564          1.553           325,756
                                                       2006      1.470          1.564           375,378
                                                       2005      1.346          1.470           386,740
                                                       2004      1.251          1.346           354,066
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.401          1.406           191,352
                                                       2010      1.271          1.401           200,090
                                                       2009      1.064          1.271           238,607
                                                       2008      1.539          1.064           251,912
                                                       2007      1.451          1.539           245,837
                                                       2006      1.292          1.451           160,043
                                                       2005      1.267          1.292           169,407
                                                       2004      1.190          1.267           156,840
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.998          0.980                --
                                                       2008      1.447          0.998            69,748
                                                       2007      1.451          1.447            69,797

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.269          1.338                --
                                                       2010      1.151          1.269           618,692
                                                       2009      0.839          1.151           618,045
                                                       2008      1.482          0.839           690,599
                                                       2007      1.488          1.482           811,458
                                                       2006      1.339          1.488           837,538
                                                       2005      1.300          1.339         1,043,177
                                                       2004      1.246          1.300         1,158,251
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.260          1.366                --
                                                       2010      1.151          1.260            10,055
                                                       2009      0.964          1.151            12,630
                                                       2008      1.380          0.964            40,682
                                                       2007      1.325          1.380            50,761
                                                       2006      1.149          1.325            70,704
                                                       2005      1.176          1.149            70,512
                                                       2004      1.163          1.176            33,698
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.362          1.334             6,220

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.141          1.203         1,092,366
                                                       2010      1.041          1.141         1,102,318
                                                       2009      0.867          1.041         1,159,041
                                                       2008      1.363          0.867         1,167,103
                                                       2007      1.323          1.363         1,312,042
                                                       2006      1.224          1.323         1,645,906
                                                       2005      1.200          1.224         1,653,764
                                                       2004      1.168          1.200         1,588,805
                                                       2003      0.979          1.168         1,023,428
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.440          1.322           147,242
                                                       2010      1.263          1.440           269,797
                                                       2009      0.998          1.263           309,144
                                                       2008      1.609          0.998           355,136
                                                       2007      1.624          1.609           383,497
                                                       2006      1.421          1.624           237,019
                                                       2005      1.386          1.421           273,709
                                                       2004      1.310          1.386           284,730
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.335          1.298            26,669
                                                       2010      1.243          1.335            29,487
                                                       2009      0.892          1.243            88,519
                                                       2008      1.455          0.892           117,723
                                                       2007      1.412          1.455           167,559
                                                       2006      1.380          1.412           179,366
                                                       2005      1.341          1.380           209,916
                                                       2004      1.366          1.341           221,691
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.348          1.384            17,435
                                                       2010      1.259          1.348            17,453
                                                       2009      1.034          1.259            17,473
                                                       2008      1.642          1.034            17,493
                                                       2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.686          1.585            12,314
                                                       2010      1.407          1.686            12,318
                                                       2009      1.058          1.407            12,322
                                                       2008      1.670          1.058            25,731
                                                       2007      1.594          1.670            37,018
                                                       2006      1.419          1.594            45,675
                                                       2005      1.339          1.419            68,673
                                                       2004      1.240          1.339            68,689
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.922          1.906            42,996
                                                       2010      1.570          1.922            45,607
                                                       2009      1.124          1.570            54,189
                                                       2008      1.938          1.124            63,710
                                                       2007      1.801          1.938            73,969
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.939          0.912                --
                                                       2008      1.536          0.939            15,168
                                                       2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2011      1.402          1.212                --
                                                       2010      1.381          1.402                --
                                                       2009      1.098          1.381             2,276
                                                       2008      1.983          1.098             2,276
                                                       2007      1.907          1.983             1,894
                                                       2006      1.549          1.907             2,008
                                                       2005      1.417          1.549             2,008
                                                       2004      1.229          1.417             2,008
                                                       2003      0.986          1.229                --
                                                       2002      1.000          0.986                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            80,583
                                                       2005      1.267          1.284            80,634
                                                       2004      1.213          1.267            80,200
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.944          0.931                --
                                                       2010      0.884          0.944            25,171
                                                       2009      0.769          0.884            35,956
                                                       2008      0.998          0.769            45,268
                                                       2007      1.006          0.998            47,121
                                                       2006      0.988          1.006            82,653
                                                       2005      0.987          0.988           126,337
                                                       2004      0.997          0.987            77,826
                                                       2003      1.000          0.997            32,192

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.280          1.303                --
                                                       2010      1.174          1.280            35,186
                                                       2009      1.005          1.174            35,202
                                                       2008      1.190          1.005            36,891
                                                       2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           172,464
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.775          1.778           337,196
                                                       2010      1.555          1.775           378,617
                                                       2009      0.994          1.555           379,467
                                                       2008      1.452          0.994           374,286
                                                       2007      1.479          1.452           585,793
                                                       2006      1.363          1.479           590,850
                                                       2005      1.358          1.363           626,720
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.010          1.003                --
                                                       2009      1.030          1.010           215,121
                                                       2008      1.026          1.030           558,620
                                                       2007      1.000          1.026           280,399
                                                       2006      0.977          1.000           300,741
                                                       2005      0.971          0.977            77,966
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            35,833
                                                       2005      1.531          1.571            88,211
                                                       2004      1.353          1.531            74,353
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.578          1.655                --
                                                       2006      1.364          1.578            23,866
                                                       2005      1.309          1.364            23,886
                                                       2004      1.210          1.309            23,907
                                                       2003      0.969          1.210            23,931
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           151,441
                                                       2005      1.364          1.378           165,498
                                                       2004      1.238          1.364            99,972
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           147,747
                                                       2005      1.520          1.610           165,932
                                                       2004      1.253          1.520            67,744
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           134,128

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.314          1.288            93,475
                                                       2010      1.193          1.314           109,013
                                                       2009      1.023          1.193           147,468
                                                       2008      1.668          1.023           139,391
                                                       2007      1.662          1.668           126,496

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.871          0.807            35,015
                                                       2010      0.765          0.871            45,444
                                                       2009      0.579          0.765            31,442
                                                       2008      1.013          0.579            48,195
                                                       2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.404          1.234                --
                                                       2010      1.201          1.404                --
                                                       2009      0.951          1.201                --
                                                       2008      1.300          0.951                --
                                                       2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.877          1.579            77,325
                                                       2010      1.644          1.877            93,640
                                                       2009      1.081          1.644            94,460
                                                       2008      1.865          1.081            59,331
                                                       2007      1.922          1.865            58,425
                                                       2006      1.752          1.922            72,912

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.366          1.325            20,473
                                                       2010      1.104          1.366            23,098
                                                       2009      0.841          1.104                --
                                                       2008      1.400          0.841                --
                                                       2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.760          1.596            15,590
                                                       2010      1.640          1.760            20,520
                                                       2009      1.171          1.640            22,182
                                                       2008      2.059          1.171            12,970
                                                       2007      1.613          2.059            16,253
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.087          1.007             2,771
                                                       2010      0.905          1.087             2,773
                                                       2009      0.676          0.905             2,774
                                                       2008      1.120          0.676            16,021
                                                       2007      1.269          1.120            14,166

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.956          0.901           141,667
                                                       2010      0.779          0.956           173,048
                                                       2009      0.629          0.779           188,702
                                                       2008      1.051          0.629           214,151
                                                       2007      1.068          1.051           254,416
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.870          0.826                --
                                                       2008      1.551          0.870            73,365
                                                       2007      1.417          1.551            77,196
                                                       2006      1.440          1.417            80,378

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.208          1.100           616,920
                                                       2010      1.159          1.208           618,821

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.975          0.831                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.868          2.281            70,507
                                                       2010      2.371          2.868            80,002
                                                       2009      1.434          2.371            77,330
                                                       2008      3.144          1.434            64,917

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.732          1.513                --
                                                       2010      1.590          1.732                --
                                                       2009      1.235          1.590                --
                                                       2008      2.191          1.235                --
                                                       2007      2.094          2.191             8,699

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.624          1.479                --
                                                       2010      1.257          1.624                --
                                                       2009      0.817          1.257                --
                                                       2008      1.478          0.817                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.316          1.435           120,259
                                                       2010      1.246          1.316           136,275
                                                       2009      1.076          1.246           135,430
                                                       2008      1.178          1.076           147,266
                                                       2007      1.117          1.178           189,644

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.438          1.452           550,081
                                                       2010      1.359          1.438           610,834
                                                       2009      1.224          1.359           668,990

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.439          1.343            13,252
                                                       2010      1.265          1.439            13,608
                                                       2009      1.044          1.265            30,441
                                                       2008      1.589          1.044             6,940
                                                       2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.756          1.780            44,098
                                                       2010      1.600          1.756            60,910
                                                       2009      1.229          1.600            50,687
                                                       2008      1.408          1.229            50,687
                                                       2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.898          0.843           622,100
                                                       2010      0.784          0.898           657,155
                                                       2009      0.677          0.784           683,746
                                                       2008      1.087          0.677           734,684
                                                       2007      1.072          1.087           656,439
                                                       2006      1.001          1.072           534,829

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.968          0.862           136,893
                                                       2010      0.825          0.968           130,303
                                                       2009      0.667          0.825           136,181
                                                       2008      0.972          0.667           190,705
                                                       2007      1.025          0.972           208,915
                                                       2006      1.003          1.025            84,786

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.551          1.470            36,014
                                                       2010      1.377          1.551            37,512
                                                       2009      0.943          1.377            40,342
                                                       2008      1.777          0.943            44,812
                                                       2007      1.509          1.777            47,451
                                                       2006      1.552          1.509            49,974

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.215          1.265            65,299
                                                       2010      1.148          1.215            74,426
                                                       2009      1.074          1.148           123,737
                                                       2008      1.139          1.074           117,872
                                                       2007      1.097          1.139           105,202
                                                       2006      1.061          1.097           114,682

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.247          1.111            83,026
                                                       2010      1.064          1.247           170,307
                                                       2009      0.848          1.064           173,825

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.578          1.544           100,603
                                                       2010      1.602          1.578           131,188

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.771          0.761                --
                                                       2008      1.319          0.771                --
                                                       2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.335          1.176           590,312

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.744          0.775                --
                                                       2008      1.379          0.744           114,994
                                                       2007      1.356          1.379           116,556
                                                       2006      1.343          1.356           119,729

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.172          1.075            29,841
                                                       2010      1.047          1.172            64,936
                                                       2009      0.879          1.047            68,435
                                                       2008      1.474          0.879            72,634
                                                       2007      1.447          1.474           107,201
                                                       2006      1.417          1.447           119,110

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.434          1.410             6,831
                                                       2010      1.314          1.434             7,761
                                                       2009      0.959          1.314             8,986
                                                       2008      1.452          0.959            10,314

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.905          0.978                --
                                                       2010      0.799          0.905                --
                                                       2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.140          1.151                --
                                                       2010      1.059          1.140                --
                                                       2009      0.898          1.059                --
                                                       2008      1.072          0.898                --
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.085          1.072            27,089
                                                       2010      0.994          1.085            71,993
                                                       2009      0.822          0.994            73,684
                                                       2008      1.071          0.822            75,677
                                                       2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.025          0.989           444,856
                                                       2010      0.926          1.025           321,497
                                                       2009      0.748          0.926           327,227
                                                       2008      1.072          0.748             6,664
                                                       2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.964          0.907                --
                                                       2010      0.859          0.964                --
                                                       2009      0.680          0.859                --
                                                       2008      1.072          0.680                --
                                                       2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.294          1.287             8,567
                                                       2010      1.156          1.294             9,768
                                                       2009      0.943          1.156            10,588

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.304          1.304           147,691
                                                       2010      1.214          1.304           293,121
                                                       2009      1.048          1.214           299,738
                                                       2008      1.379          1.048           319,570
                                                       2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.337                --
                                                       2010      1.244          1.356                --
                                                       2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.981          0.879            41,096
                                                       2010      0.865          0.981            46,089
                                                       2009      0.633          0.865            85,127
                                                       2008      1.088          0.633           110,071
                                                       2007      1.047          1.088           133,447
                                                       2006      0.996          1.047           139,807

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.030          0.994            17,658
                                                       2010      0.902          1.030            18,206
                                                       2009      0.645          0.902            18,823
                                                       2008      1.136          0.645            20,571
                                                       2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.304          1.317            34,504

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           299,745
                                                       2005      1.110          1.109           430,006
                                                       2004      1.042          1.110           406,388
                                                       2003      1.000          1.042            82,523

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.184          1.221                --
                                                       2008      1.155          1.184           553,011
                                                       2007      1.086          1.155           526,678
                                                       2006      1.069          1.086           638,934
                                                       2005      1.067          1.069           654,436
                                                       2004      1.040          1.067           578,324
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.602          0.888                --
                                                       2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            56,570
                                                       2005      1.765          1.848            55,526
                                                       2004      1.430          1.765            25,183
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            96,363
                                                       2004      1.223          1.274            94,278
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351           119,906
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           297,459
                                                       2004      1.076          1.082           298,213
                                                       2003      1.014          1.076           271,630
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           150,031
                                                       2004      1.153          1.308           152,236
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            52,606
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            72,663
                                                       2004      1.259          1.426            71,995
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353           108,946
                                                       2004      1.257          1.355           108,950
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.300                --
                                                       2005      1.000          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA (SERIES II)

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.454          0.729                --
                                                       2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            99,735
                                                       2004      1.122          1.227            56,579
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318           140,844
                                                       2004      1.095          1.167           127,017
                                                       2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.859          1.666         1,190,861
                                                       2010      1.691          1.859         1,322,368
                                                       2009      1.208          1.691         1,409,950
                                                       2008      1.994          1.208         1,248,749
                                                       2007      1.765          1.994         1,703,408
                                                       2006      1.490          1.765         1,377,710
                                                       2005      1.328          1.490         1,269,425
                                                       2004      1.189          1.328           495,221
                                                       2003      1.000          1.189            87,416

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.539          1.449         3,176,134
                                                       2010      1.318          1.539         3,548,444
                                                       2009      0.961          1.318         3,819,658
                                                       2008      1.744          0.961         4,060,006
                                                       2007      1.578          1.744         4,041,394
                                                       2006      1.456          1.578         4,108,110
                                                       2005      1.274          1.456         3,641,370
                                                       2004      1.151          1.274         1,520,042
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.315          1.270         2,378,223
                                                       2010      1.199          1.315         2,449,076
                                                       2009      0.929          1.199         2,668,778
                                                       2008      1.520          0.929         2,751,588
                                                       2007      1.471          1.520         3,597,597
                                                       2006      1.298          1.471         3,758,451
                                                       2005      1.247          1.298         3,880,808
                                                       2004      1.149          1.247         1,935,896
                                                       2003      1.000          1.149           139,194

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            25,906
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            90,922
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305           127,439
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.640          1.571         1,368,275
                                                       2010      1.424          1.640         1,302,880
                                                       2009      1.067          1.424         1,445,465
                                                       2008      1.891          1.067         1,483,555
                                                       2007      1.636          1.891         1,644,595
                                                       2006      1.490          1.636         1,601,350
                                                       2005      1.297          1.490         1,104,068
                                                       2004      1.143          1.297           560,534
                                                       2003      1.000          1.143            25,783

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.213          1.940           637,041
                                                       2010      1.749          2.213           756,470
                                                       2009      1.273          1.749           740,425
                                                       2008      2.142          1.273           796,222
                                                       2007      1.889          2.142           974,757
                                                       2006      1.708          1.889         1,016,017
                                                       2005      1.471          1.708           857,743
                                                       2004      1.200          1.471           500,124
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.275          1.284           381,087
                                                       2010      1.151          1.275           345,031
                                                       2009      0.863          1.151           371,430
                                                       2008      1.247          0.863           385,936
                                                       2007      1.222          1.247           495,737
                                                       2006      1.051          1.222           339,949
                                                       2005      1.000          1.051           171,706

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.584          1.482            93,491
                                                       2010      1.261          1.584           118,298
                                                       2009      0.893          1.261           127,078
                                                       2008      1.579          0.893           110,348
                                                       2007      1.443          1.579           107,259
                                                       2006      1.350          1.443           121,882
                                                       2005      1.310          1.350           133,139
                                                       2004      1.194          1.310            86,227
                                                       2003      1.000          1.194             8,288

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           361,804
                                                       2004      1.119          1.240           152,096
                                                       2003      1.000          1.119            17,411

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.104          2.824                --
                                                       2007      2.451          3.104           342,033
                                                       2006      1.945          2.451           275,185
                                                       2005      1.552          1.945           241,567
                                                       2004      1.265          1.552           118,374
                                                       2003      1.000          1.265             7,153

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.701          1.495           883,020
                                                       2010      1.595          1.701         1,182,589
                                                       2009      1.184          1.595         1,283,412
                                                       2008      2.018          1.184         1,368,294
                                                       2007      1.777          2.018         1,464,184
                                                       2006      1.488          1.777         1,458,896
                                                       2005      1.373          1.488         1,246,441
                                                       2004      1.177          1.373           354,332
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421           252,895
                                                       2004      1.163          1.327            14,468
                                                       2003      1.000          1.163                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.931          1.868            96,242
                                                       2010      1.564          1.931            66,090
                                                       2009      1.101          1.564            66,501
                                                       2008      1.993          1.101           117,591
                                                       2007      1.665          1.993           132,432
                                                       2006      1.493          1.665           139,678
                                                       2005      1.355          1.493            94,434
                                                       2004      1.144          1.355            19,332
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           269,569
                                                       2004      1.175          1.328           174,910
                                                       2003      1.000          1.175                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288             6,475
                                                       2005      1.167          1.220             6,478
                                                       2004      1.153          1.167             6,481
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.041          1.103                --
                                                       2009      0.876          1.041           848,076
                                                       2008      1.518          0.876           859,631
                                                       2007      1.471          1.518           980,676
                                                       2006      1.298          1.471         1,047,243
                                                       2005      1.238          1.298         1,556,352
                                                       2004      1.142          1.238           440,074
                                                       2003      1.000          1.142                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.377          1.388           819,601
                                                       2010      1.120          1.377           747,888
                                                       2009      0.846          1.120           902,851
                                                       2008      1.444          0.846         1,116,912
                                                       2007      1.446          1.444         1,292,103
                                                       2006      1.351          1.446         1,322,025
                                                       2005      1.230          1.351         1,091,300
                                                       2004      1.138          1.230           687,843
                                                       2003      1.000          1.138            28,239

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.372          1.384           790,591
                                                       2010      1.238          1.372           955,898
                                                       2009      1.031          1.238         1,074,189
                                                       2008      1.482          1.031           710,344
                                                       2007      1.390          1.482           733,320
                                                       2006      1.231          1.390           815,133
                                                       2005      1.200          1.231           843,960
                                                       2004      1.121          1.200           270,079
                                                       2003      1.000          1.121            16,469

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.951          0.936                --
                                                       2008      1.370          0.951           458,723
                                                       2007      1.373          1.370           550,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.196          1.264                --
                                                       2010      1.079          1.196         1,254,040
                                                       2009      0.782          1.079         1,341,088
                                                       2008      1.375          0.782         1,782,421
                                                       2007      1.372          1.375         2,305,391
                                                       2006      1.228          1.372         2,626,764
                                                       2005      1.186          1.228         2,889,583
                                                       2004      1.131          1.186         2,434,265
                                                       2003      1.000          1.131           326,932

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.242          1.349                --
                                                       2010      1.128          1.242            86,107
                                                       2009      0.940          1.128            87,732
                                                       2008      1.338          0.940            87,731
                                                       2007      1.278          1.338           105,994
                                                       2006      1.101          1.278           102,134
                                                       2005      1.122          1.101           101,640
                                                       2004      1.103          1.122            17,221
                                                       2003      1.000          1.103             9,413

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.345          1.322            84,090

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.108          1.173           934,776
                                                       2010      1.004          1.108         1,192,584
                                                       2009      0.833          1.004         1,296,828
                                                       2008      1.301          0.833         1,531,191
                                                       2007      1.256          1.301         1,607,142
                                                       2006      1.155          1.256         1,641,344
                                                       2005      1.127          1.155         1,441,797
                                                       2004      1.091          1.127           937,477
                                                       2003      1.000          1.091           100,086

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.338          1.235           221,706
                                                       2010      1.167          1.338           269,097
                                                       2009      0.917          1.167           313,598
                                                       2008      1.470          0.917           501,554
                                                       2007      1.476          1.470           615,753
                                                       2006      1.284          1.476           650,194
                                                       2005      1.246          1.284           710,938
                                                       2004      1.171          1.246           314,017
                                                       2003      1.000          1.171            32,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.189          1.162           262,747
                                                       2010      1.101          1.189           285,865
                                                       2009      0.786          1.101           307,766
                                                       2008      1.274          0.786           361,446
                                                       2007      1.231          1.274           420,430
                                                       2006      1.196          1.231           466,575
                                                       2005      1.156          1.196           513,062
                                                       2004      1.171          1.156           155,722
                                                       2003      1.000          1.171             8,693

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.297          1.339           178,074
                                                       2010      1.205          1.297           188,016
                                                       2009      0.984          1.205           199,006
                                                       2008      1.554          0.984           211,895
                                                       2007      1.520          1.554           216,953
                                                       2006      1.307          1.520           218,192
                                                       2005      1.247          1.307           154,459
                                                       2004      1.149          1.247            64,967
                                                       2003      1.000          1.149             4,620

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.640          1.550            68,870
                                                       2010      1.361          1.640            68,890
                                                       2009      1.017          1.361            74,699
                                                       2008      1.598          1.017            93,877
                                                       2007      1.516          1.598           110,506
                                                       2006      1.343          1.516           116,879
                                                       2005      1.260          1.343           344,308
                                                       2004      1.160          1.260            89,067
                                                       2003      1.000          1.160            14,481

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.752          1.747           235,231
                                                       2010      1.422          1.752           252,580
                                                       2009      1.013          1.422           253,693
                                                       2008      1.737          1.013           254,100
                                                       2007      1.605          1.737           271,036
                                                       2006      1.447          1.605           265,095
                                                       2005      1.402          1.447           331,202
                                                       2004      1.239          1.402           110,502
                                                       2003      1.000          1.239            23,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.904          0.880                --
                                                       2008      1.470          0.904           401,442
                                                       2007      1.425          1.470           407,954
                                                       2006      1.258          1.425           491,224
                                                       2005      1.227          1.258           669,441
                                                       2004      1.132          1.227           184,495
                                                       2003      1.000          1.132            21,366

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           552,405
                                                       2005      1.180          1.202           526,700
                                                       2004      1.124          1.180           169,923
                                                       2003      1.000          1.124             7,079

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.982          0.970                --
                                                       2010      0.915          0.982           152,068
                                                       2009      0.792          0.915           172,545
                                                       2008      1.021          0.792           173,637
                                                       2007      1.025          1.021           175,761
                                                       2006      1.001          1.025           205,715
                                                       2005      0.994          1.001           206,704
                                                       2004      0.999          0.994           147,288
                                                       2003      1.000          0.999                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.276          1.301                --
                                                       2010      1.164          1.276           182,884
                                                       2009      0.991          1.164           184,542
                                                       2008      1.167          0.991           179,877
                                                       2007      1.163          1.167           234,427
                                                       2006      1.122          1.163           236,096
                                                       2005      1.112          1.122           287,885
                                                       2004      1.059          1.112           209,214
                                                       2003      1.000          1.059             7,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.619          1.631         1,000,063
                                                       2010      1.411          1.619           692,569
                                                       2009      0.897          1.411           648,949
                                                       2008      1.303          0.897           677,875
                                                       2007      1.320          1.303           803,955
                                                       2006      1.210          1.320           858,454
                                                       2005      1.198          1.210           884,216
                                                       2004      1.103          1.198           595,140
                                                       2003      1.000          1.103            38,218

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.056          1.050                --
                                                       2009      1.071          1.056         1,549,316
                                                       2008      1.061          1.071         2,238,181
                                                       2007      1.028          1.061         1,067,037
                                                       2006      0.999          1.028           797,659
                                                       2005      0.988          0.999           528,735
                                                       2004      0.996          0.988           104,177
                                                       2003      1.000          0.996           223,063

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611           133,158
                                                       2005      1.406          1.451           140,085
                                                       2004      1.237          1.406            81,723
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485           117,900
                                                       2005      1.248          1.278           118,349
                                                       2004      1.172          1.248           118,828
                                                       2003      1.000          1.172                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           404,874
                                                       2005      1.266          1.286           359,892
                                                       2004      1.142          1.266           177,217
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           675,252
                                                       2005      1.413          1.504           656,322
                                                       2004      1.158          1.413           316,079
                                                       2003      1.000          1.158             5,067

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541           104,440

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.292          1.274            77,665
                                                       2010      1.167          1.292           118,299
                                                       2009      0.995          1.167           117,215
                                                       2008      1.614          0.995           115,104
                                                       2007      1.602          1.614           106,472

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.893          0.832           468,691
                                                       2010      0.781          0.893           302,592
                                                       2009      0.588          0.781           161,704
                                                       2008      1.022          0.588           152,392
                                                       2007      1.220          1.022           168,839
                                                       2006      1.003          1.220           165,895

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.448          1.280            74,480
                                                       2010      1.232          1.448            52,782
                                                       2009      0.970          1.232            40,798
                                                       2008      1.319          0.970            37,041
                                                       2007      1.354          1.319            29,797
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.797          1.520           317,444
                                                       2010      1.566          1.797           202,422
                                                       2009      1.024          1.566           201,237
                                                       2008      1.756          1.024           212,512
                                                       2007      1.801          1.756           215,508
                                                       2006      1.635          1.801           181,720

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.409          1.374           165,881
                                                       2010      1.133          1.409             8,576
                                                       2009      0.858          1.133             8,588
                                                       2008      1.421          0.858             8,601
                                                       2007      1.297          1.421            20,188
                                                       2006      1.307          1.297            15,030

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.773          1.616           206,660
                                                       2010      1.643          1.773           210,338
                                                       2009      1.166          1.643           137,885
                                                       2008      2.039          1.166           128,370
                                                       2007      1.589          2.039            43,850
                                                       2006      1.551          1.589            25,900

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.121          1.045                --
                                                       2010      0.928          1.121                --
                                                       2009      0.690          0.928                --
                                                       2008      1.137          0.690                --
                                                       2007      1.283          1.137                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.981          0.930           787,556
                                                       2010      0.795          0.981           900,899
                                                       2009      0.639          0.795           955,598
                                                       2008      1.060          0.639           970,771
                                                       2007      1.072          1.060           991,947
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.833          0.792                --
                                                       2008      1.476          0.833             3,946
                                                       2007      1.341          1.476                --
                                                       2006      1.358          1.341            39,690

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.157          1.060           767,368
                                                       2010      1.106          1.157           848,637

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.003          0.857            48,825

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.618          2.093           307,840
                                                       2010      2.152          2.618           330,344
                                                       2009      1.295          2.152           372,936
                                                       2008      2.828          1.295           363,195

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.703          1.495            38,815
                                                       2010      1.554          1.703            38,818
                                                       2009      1.201          1.554            38,820
                                                       2008      2.118          1.201            38,823
                                                       2007      2.017          2.118             9,253

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.375          1.508           685,473
                                                       2010      1.294          1.375           422,293
                                                       2009      1.111          1.294           520,068
                                                       2008      1.210          1.111           487,269
                                                       2007      1.143          1.210           625,341

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.394          1.309            40,861
                                                       2010      1.220          1.394            40,896
                                                       2009      1.001          1.220            46,707
                                                       2008      1.515          1.001            31,455
                                                       2007      1.467          1.515            43,874
                                                       2006      1.365          1.467            44,384

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.673          1.705           605,424
                                                       2010      1.516          1.673           617,097
                                                       2009      1.158          1.516           712,133
                                                       2008      1.319          1.158           716,164
                                                       2007      1.258          1.319           773,974
                                                       2006      1.214          1.258           773,808

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.921          0.870         1,026,757
                                                       2010      0.800          0.921         1,144,405
                                                       2009      0.687          0.800         1,320,082
                                                       2008      1.097          0.687         1,337,207
                                                       2007      1.075          1.097         1,404,922
                                                       2006      1.001          1.075           880,441

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.993          0.889           420,484
                                                       2010      0.842          0.993           691,241
                                                       2009      0.677          0.842           646,395
                                                       2008      0.981          0.677           767,651
                                                       2007      1.028          0.981           827,713
                                                       2006      1.003          1.028           651,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.400          1.334            92,765
                                                       2010      1.236          1.400            93,941
                                                       2009      0.842          1.236           104,335
                                                       2008      1.577          0.842           112,552
                                                       2007      1.332          1.577            90,005
                                                       2006      1.365          1.332           101,958

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.210          1.267           323,430
                                                       2010      1.137          1.210           270,991
                                                       2009      1.058          1.137           237,070
                                                       2008      1.115          1.058           219,949
                                                       2007      1.068          1.115           308,055
                                                       2006      1.030          1.068           314,304

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.504          1.480           534,330
                                                       2010      1.521          1.504           491,683

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.755          0.746                --
                                                       2008      1.284          0.755             1,778
                                                       2007      1.306          1.284            55,022
                                                       2006      1.271          1.306            65,819

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.261          1.115           949,913

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.730          0.762                --
                                                       2008      1.345          0.730            44,258
                                                       2007      1.316          1.345            44,275
                                                       2006      1.299          1.316            44,291

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.124          1.036           232,510
                                                       2010      0.998          1.124            94,530
                                                       2009      0.834          0.998           106,973
                                                       2008      1.390          0.834           115,629
                                                       2007      1.357          1.390           133,544
                                                       2006      1.324          1.357           140,510

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.394          1.378            29,907
                                                       2010      1.269          1.394            29,907
                                                       2009      0.922          1.269            29,907
                                                       2008      1.390          0.922            29,907

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.928          1.006                --
                                                       2010      0.816          0.928            48,825
                                                       2009      0.631          0.816            48,825
                                                       2008      1.077          0.631            48,825
                                                       2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.170          1.188           204,724
                                                       2010      1.081          1.170           205,350
                                                       2009      0.911          1.081           226,934
                                                       2008      1.082          0.911           246,430
                                                       2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.113          1.106           544,679
                                                       2010      1.014          1.113           606,605
                                                       2009      0.834          1.014           206,419
                                                       2008      1.081          0.834            53,242
                                                       2007      1.049          1.081           310,756
                                                       2006      1.002          1.049           310,793

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.052          1.021            22,128
                                                       2010      0.945          1.052           134,723
                                                       2009      0.759          0.945           137,315
                                                       2008      1.082          0.759           124,701
                                                       2007      1.054          1.082           127,919
                                                       2006      1.002          1.054           251,750

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.989          0.936            19,709
                                                       2010      0.877          0.989            33,273
                                                       2009      0.690          0.877            68,923
                                                       2008      1.082          0.690           125,332
                                                       2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.303          1.310         1,041,729
                                                       2010      1.206          1.303         1,159,374
                                                       2009      1.036          1.206         1,574,613
                                                       2008      1.356          1.036         1,536,518
                                                       2007      1.323          1.356         1,542,317
                                                       2006      1.238          1.323         1,567,780

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.452          1.440                --
                                                       2010      1.325          1.452                --
                                                       2009      1.115          1.325                --
                                                       2008      1.482          1.115                --
                                                       2007      1.400          1.482           185,256
                                                       2006      1.267          1.400           185,697

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.007          0.907           633,947
                                                       2010      0.883          1.007           553,397
                                                       2009      0.642          0.883           612,070
                                                       2008      1.098          0.642           671,324
                                                       2007      1.051          1.098           728,696
                                                       2006      0.996          1.051           744,594

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.057          1.026           198,226
                                                       2010      0.921          1.057           202,757
                                                       2009      0.654          0.921           218,960
                                                       2008      1.147          0.654           168,589
                                                       2007      1.068          1.147           251,420
                                                       2006      0.998          1.068           158,753

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.302          1.320           174,107

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116           579,755
                                                       2005      1.122          1.127           509,932
                                                       2004      1.048          1.122           212,120
                                                       2003      1.000          1.048            16,029

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241                --
                                                       2008      1.166          1.202         3,092,897
                                                       2007      1.090          1.166         2,695,982
                                                       2006      1.067          1.090         2,410,129
                                                       2005      1.059          1.067         1,950,998
                                                       2004      1.026          1.059           417,069
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868           162,903
                                                       2005      1.537          1.619           153,505
                                                       2004      1.238          1.537            39,863
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276            45,298
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260           119,356
                                                       2004      1.134          1.226           110,154
                                                       2003      1.000          1.134            11,270

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260            39,091
                                                       2004      1.125          1.179             9,902
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046           228,625

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      1.000          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057                --
                                                       2005      1.000          1.037             3,439

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040           321,454
                                                       2004      1.031          1.043           384,370
                                                       2003      1.000          1.031            70,293

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371           103,469
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            84,153
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200         1,487,520
                                                       2004      1.080          1.185           683,524
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173           186,104
                                                       2004      1.000          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423           189,242
                                                       2004      1.160          1.321           142,157
                                                       2003      1.000          1.160             4,255

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            44,869
                                                       2004      1.129          1.234            36,986
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           787,662
                                                       2004      1.081          1.179           452,137
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.307                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225             1,656
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.450          0.727               --
                                                       2007      1.261          1.450               --
                                                       2006      1.247          1.261               --
                                                       2005      1.175          1.247               --
                                                       2004      1.117          1.175               --
                                                       2003      1.000          1.117               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.261          1.318               --
                                                       2005      1.226          1.261               --
                                                       2004      1.122          1.226               --
                                                       2003      1.000          1.122               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.316          1.286               --
                                                       2005      1.166          1.316               --
                                                       2004      1.095          1.166               --
                                                       2003      1.000          1.095               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.852          1.659           17,433
                                                       2010      1.686          1.852           17,457
                                                       2009      1.205          1.686           35,267
                                                       2008      1.989          1.205           35,294
                                                       2007      1.762          1.989           35,047
                                                       2006      1.488          1.762           32,901
                                                       2005      1.327          1.488           32,922
                                                       2004      1.189          1.327           32,946
                                                       2003      1.000          1.189           15,170

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.533          1.443           82,755
                                                       2010      1.314          1.533           83,843
                                                       2009      0.958          1.314          144,109
                                                       2008      1.740          0.958          137,979
                                                       2007      1.576          1.740          131,007
                                                       2006      1.454          1.576          131,035
                                                       2005      1.273          1.454          131,066
                                                       2004      1.151          1.273           64,426
                                                       2003      1.000          1.151           11,767

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.310          1.264           40,996
                                                       2010      1.196          1.310           43,462
                                                       2009      0.927          1.196           85,944
                                                       2008      1.517          0.927           83,230
                                                       2007      1.469          1.517           86,529
                                                       2006      1.297          1.469           86,548
                                                       2005      1.246          1.297           85,397
                                                       2004      1.148          1.246           43,641
                                                       2003      1.000          1.148               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.566          1.549               --
                                                       2005      1.347          1.566               --
                                                       2004      1.146          1.347               --
                                                       2003      1.000          1.146               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.558          2.032               --
                                                       2005      1.479          1.558               --
                                                       2004      1.145          1.479               --
                                                       2003      1.000          1.145               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.420               --
                                                       2005      1.206          1.306               --
                                                       2004      1.074          1.206               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.453               --
                                                       2005      1.204          1.304               --
                                                       2004      1.067          1.204               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.634          1.565           28,687
                                                       2010      1.420          1.634           30,702
                                                       2009      1.064          1.420           25,189
                                                       2008      1.887          1.064           30,492
                                                       2007      1.633          1.887           30,501
                                                       2006      1.489          1.633           30,510
                                                       2005      1.296          1.489           29,512
                                                       2004      1.143          1.296               --
                                                       2003      1.000          1.143               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.204          1.932           37,181
                                                       2010      1.744          2.204           37,203
                                                       2009      1.269          1.744           37,227
                                                       2008      2.138          1.269           41,866
                                                       2007      1.885          2.138           44,528
                                                       2006      1.706          1.885           44,552
                                                       2005      1.470          1.706           44,579
                                                       2004      1.200          1.470           30,307
                                                       2003      1.000          1.200           16,388

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.272          1.280            4,622
                                                       2010      1.148          1.272            4,627
                                                       2009      0.861          1.148            4,632
                                                       2008      1.245          0.861            4,638
                                                       2007      1.221          1.245               --
                                                       2006      1.050          1.221               --
                                                       2005      1.000          1.050               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.578          1.476           14,436
                                                       2010      1.257          1.578           14,457
                                                       2009      0.891          1.257           14,479
                                                       2008      1.576          0.891           14,502
                                                       2007      1.441          1.576           17,926
                                                       2006      1.348          1.441           17,948
                                                       2005      1.309          1.348           17,972
                                                       2004      1.194          1.309           26,630
                                                       2003      1.000          1.194           13,504

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.347          1.568               --
                                                       2005      1.239          1.347           10,616
                                                       2004      1.119          1.239           10,631
                                                       2003      1.000          1.119            6,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.097          2.817               --
                                                       2007      2.447          3.097            9,902
                                                       2006      1.943          2.447            9,373
                                                       2005      1.551          1.943            9,374
                                                       2004      1.265          1.551            7,888
                                                       2003      1.000          1.265               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.695          1.489           65,349
                                                       2010      1.590          1.695           65,358
                                                       2009      1.180          1.590           65,368
                                                       2008      2.014          1.180           74,530
                                                       2007      1.774          2.014           43,785
                                                       2006      1.486          1.774           35,240
                                                       2005      1.372          1.486           29,100
                                                       2004      1.177          1.372            6,932
                                                       2003      1.000          1.177            6,935

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.420          1.700               --
                                                       2005      1.326          1.420            5,230
                                                       2004      1.163          1.326               --
                                                       2003      1.000          1.163               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.924          1.860               --
                                                       2010      1.559          1.924               --
                                                       2009      1.098          1.559               --
                                                       2008      1.989          1.098               --
                                                       2007      1.662          1.989               --
                                                       2006      1.492          1.662               --
                                                       2005      1.354          1.492               --
                                                       2004      1.143          1.354               --
                                                       2003      1.000          1.143               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.357          1.521               --
                                                       2005      1.327          1.357               --
                                                       2004      1.175          1.327               --
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.286          1.369               --
                                                       2006      1.219          1.286               --
                                                       2005      1.166          1.219               --
                                                       2004      1.153          1.166               --
                                                       2003      1.000          1.153               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.038          1.099               --
                                                       2009      0.874          1.038               --
                                                       2008      1.514          0.874               --
                                                       2007      1.468          1.514               --
                                                       2006      1.296          1.468               --
                                                       2005      1.238          1.296               --
                                                       2004      1.142          1.238               --
                                                       2003      1.000          1.142               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.372          1.383           47,143
                                                       2010      1.117          1.372           47,150
                                                       2009      0.844          1.117           47,158
                                                       2008      1.441          0.844           44,969
                                                       2007      1.444          1.441           44,981
                                                       2006      1.350          1.444           36,609
                                                       2005      1.230          1.350           28,217
                                                       2004      1.137          1.230               --
                                                       2003      1.000          1.137               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.366          1.378               --
                                                       2010      1.234          1.366               --
                                                       2009      1.028          1.234               --
                                                       2008      1.479          1.028               --
                                                       2007      1.388          1.479               --
                                                       2006      1.230          1.388               --
                                                       2005      1.199          1.230               --
                                                       2004      1.121          1.199               --
                                                       2003      1.000          1.121               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.948          0.933               --
                                                       2008      1.367          0.948               --
                                                       2007      1.370          1.367               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.192          1.259               --
                                                       2010      1.076          1.192           40,395
                                                       2009      0.780          1.076           40,415
                                                       2008      1.372          0.780           40,435
                                                       2007      1.370          1.372           40,452
                                                       2006      1.226          1.370           40,467
                                                       2005      1.185          1.226           40,492
                                                       2004      1.130          1.185           34,697
                                                       2003      1.000          1.130               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.238          1.344               --
                                                       2010      1.125          1.238               --
                                                       2009      0.937          1.125               --
                                                       2008      1.335          0.937               --
                                                       2007      1.276          1.335               --
                                                       2006      1.100          1.276               --
                                                       2005      1.121          1.100               --
                                                       2004      1.103          1.121               --
                                                       2003      1.000          1.103               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.340          1.316               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.104          1.169           43,710
                                                       2010      1.001          1.104           43,729
                                                       2009      0.830          1.001           43,749
                                                       2008      1.299          0.830           43,770
                                                       2007      1.254          1.299           43,787
                                                       2006      1.154          1.254           43,802
                                                       2005      1.126          1.154           35,321
                                                       2004      1.091          1.126           35,338
                                                       2003      1.000          1.091               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.333          1.230               --
                                                       2010      1.163          1.333               --
                                                       2009      0.914          1.163               --
                                                       2008      1.467          0.914               --
                                                       2007      1.473          1.467               --
                                                       2006      1.283          1.473               --
                                                       2005      1.245          1.283               --
                                                       2004      1.170          1.245               --
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.185          1.158           24,521
                                                       2010      1.097          1.185           24,521
                                                       2009      0.784          1.097           24,521
                                                       2008      1.272          0.784           24,521
                                                       2007      1.228          1.272           24,521
                                                       2006      1.195          1.228           24,521
                                                       2005      1.155          1.195           24,521
                                                       2004      1.170          1.155               --
                                                       2003      1.000          1.170               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.293          1.334           10,506
                                                       2010      1.201          1.293           10,520
                                                       2009      0.981          1.201           10,535
                                                       2008      1.550          0.981           10,551
                                                       2007      1.518          1.550           10,565
                                                       2006      1.305          1.518           10,577
                                                       2005      1.246          1.305           10,591
                                                       2004      1.149          1.246           10,606
                                                       2003      1.000          1.149           10,611

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.634          1.544               --
                                                       2010      1.356          1.634               --
                                                       2009      1.015          1.356               --
                                                       2008      1.595          1.015               --
                                                       2007      1.514          1.595               --
                                                       2006      1.341          1.514               --
                                                       2005      1.259          1.341               --
                                                       2004      1.160          1.259               --
                                                       2003      1.000          1.160               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.745          1.740            2,364
                                                       2010      1.418          1.745            2,366
                                                       2009      1.010          1.418            2,367
                                                       2008      1.733          1.010            5,252
                                                       2007      1.602          1.733            5,254
                                                       2006      1.445          1.602               --
                                                       2005      1.401          1.445               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.902          0.877               --
                                                       2008      1.467          0.902               --
                                                       2007      1.422          1.467               --
                                                       2006      1.257          1.422               --
                                                       2005      1.226          1.257               --
                                                       2004      1.131          1.226               --
                                                       2003      1.000          1.131               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.326          1.349               --
                                                       2006      1.201          1.326               --
                                                       2005      1.180          1.201               --
                                                       2004      1.124          1.180               --
                                                       2003      1.000          1.124               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.979          0.967               --
                                                       2010      0.912          0.979           19,950
                                                       2009      0.790          0.912           19,233
                                                       2008      1.019          0.790           19,233
                                                       2007      1.023          1.019           34,065
                                                       2006      0.999          1.023           34,065
                                                       2005      0.993          0.999           34,065
                                                       2004      0.998          0.993               --
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.272          1.296               --
                                                       2010      1.160          1.272               --
                                                       2009      0.989          1.160               --
                                                       2008      1.164          0.989               --
                                                       2007      1.161          1.164               --
                                                       2006      1.120          1.161               --
                                                       2005      1.111          1.120               --
                                                       2004      1.059          1.111               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.613          1.624           13,921
                                                       2010      1.407          1.613           13,930
                                                       2009      0.895          1.407           13,940
                                                       2008      1.300          0.895           11,566
                                                       2007      1.318          1.300           11,574
                                                       2006      1.208          1.318           11,582
                                                       2005      1.198          1.208           10,328
                                                       2004      1.103          1.198            9,214
                                                       2003      1.000          1.103               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.052          1.047               --
                                                       2009      1.068          1.052           68,555
                                                       2008      1.059          1.068           57,266
                                                       2007      1.027          1.059           57,266
                                                       2006      0.998          1.027           57,266
                                                       2005      0.987          0.998           57,266
                                                       2004      0.995          0.987               --
                                                       2003      1.000          0.995            6,903

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.609          1.716               --
                                                       2006      1.449          1.609            5,245
                                                       2005      1.405          1.449            5,248
                                                       2004      1.236          1.405               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.482          1.554               --
                                                       2006      1.276          1.482               --
                                                       2005      1.248          1.276               --
                                                       2004      1.172          1.248               --
                                                       2003      1.000          1.172               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.480          1.538               --
                                                       2006      1.284          1.480           25,228
                                                       2005      1.265          1.284           25,228
                                                       2004      1.142          1.265               --
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.657          1.826               --
                                                       2006      1.502          1.657           39,530
                                                       2005      1.412          1.502           39,532
                                                       2004      1.158          1.412               --
                                                       2003      1.000          1.158               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.538          1.613               --
                                                       2006      1.454          1.538               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.287          1.268               --
                                                       2010      1.163          1.287               --
                                                       2009      0.992          1.163               --
                                                       2008      1.610          0.992               --
                                                       2007      1.599          1.610               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.891          0.830               --
                                                       2010      0.780          0.891               --
                                                       2009      0.587          0.780               --
                                                       2008      1.021          0.587               --
                                                       2007      1.219          1.021               --
                                                       2006      1.003          1.219               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.444          1.276               --
                                                       2010      1.229          1.444               --
                                                       2009      0.968          1.229               --
                                                       2008      1.317          0.968               --
                                                       2007      1.353          1.317               --
                                                       2006      1.270          1.353               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.790          1.514           13,981
                                                       2010      1.561          1.790           14,890
                                                       2009      1.021          1.561           16,938
                                                       2008      1.752          1.021           16,941
                                                       2007      1.798          1.752           27,034
                                                       2006      1.632          1.798           27,034

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.405          1.370               --
                                                       2010      1.130          1.405               --
                                                       2009      0.856          1.130               --
                                                       2008      1.419          0.856               --
                                                       2007      1.296          1.419               --
                                                       2006      1.306          1.296               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.766          1.609               --
                                                       2010      1.638          1.766               --
                                                       2009      1.163          1.638               --
                                                       2008      2.035          1.163               --
                                                       2007      1.587          2.035               --
                                                       2006      1.549          1.587               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.118          1.041               --
                                                       2010      0.926          1.118               --
                                                       2009      0.689          0.926               --
                                                       2008      1.135          0.689               --
                                                       2007      1.282          1.135               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.979          0.927           58,954
                                                       2010      0.793          0.979           60,672
                                                       2009      0.638          0.793           68,925
                                                       2008      1.059          0.638           61,192
                                                       2007      1.071          1.059           61,196
                                                       2006      1.015          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.831          0.789               --
                                                       2008      1.473          0.831               --
                                                       2007      1.339          1.473               --
                                                       2006      1.356          1.339               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.153          1.056               --
                                                       2010      1.103          1.153               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.000          0.855               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.608          2.084            5,823
                                                       2010      2.145          2.608           10,574
                                                       2009      1.291          2.145           10,576
                                                       2008      2.821          1.291            9,900

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.696          1.489               --
                                                       2010      1.549          1.696               --
                                                       2009      1.197          1.549               --
                                                       2008      2.113          1.197               --
                                                       2007      2.014          2.113               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.370          1.501            4,347
                                                       2010      1.290          1.370            4,353
                                                       2009      1.109          1.290            4,359
                                                       2008      1.208          1.109            4,366
                                                       2007      1.141          1.208               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.590          1.613           34,785
                                                       2010      1.495          1.590           36,558
                                                       2009      1.343          1.495           12,290

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.389          1.304               --
                                                       2010      1.216          1.389               --
                                                       2009      0.998          1.216               --
                                                       2008      1.512          0.998               --
                                                       2007      1.464          1.512            5,796
                                                       2006      1.363          1.464            5,802

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.175          1.296               --
                                                       2006      1.117          1.175               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.667          1.698            4,244
                                                       2010      1.511          1.667            4,249
                                                       2009      1.155          1.511            4,254
                                                       2008      1.316          1.155            4,259
                                                       2007      1.255          1.316               --
                                                       2006      1.213          1.255               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.919          0.867           26,055
                                                       2010      0.799          0.919           26,075
                                                       2009      0.686          0.799           26,096
                                                       2008      1.096          0.686           26,119
                                                       2007      1.075          1.096           60,849
                                                       2006      1.001          1.075           15,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.991          0.887           10,744
                                                       2010      0.841          0.991           10,744
                                                       2009      0.676          0.841           10,744
                                                       2008      0.980          0.676           19,439
                                                       2007      1.028          0.980           19,443
                                                       2006      1.003          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.395          1.328               --
                                                       2010      1.232          1.395               --
                                                       2009      0.839          1.232               --
                                                       2008      1.574          0.839               --
                                                       2007      1.329          1.574               --
                                                       2006      1.363          1.329               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.206          1.261            2,226
                                                       2010      1.134          1.206            2,231
                                                       2009      1.055          1.134            2,236
                                                       2008      1.113          1.055            2,241
                                                       2007      1.067          1.113               --
                                                       2006      1.028          1.067               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.202          1.076               --
                                                       2010      1.020          1.202               --
                                                       2009      0.811          1.020               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.499          1.473           66,808
                                                       2010      1.516          1.499           47,334

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.753          0.744               --
                                                       2008      1.281          0.753               --
                                                       2007      1.304          1.281               --
                                                       2006      1.269          1.304               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.256          1.110           40,377

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.728          0.760               --
                                                       2008      1.342          0.728               --
                                                       2007      1.314          1.342               --
                                                       2006      1.297          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.119          1.032            3,646
                                                       2010      0.995          1.119            3,650
                                                       2009      0.831          0.995            3,654
                                                       2008      1.387          0.831            3,659
                                                       2007      1.355          1.387               --
                                                       2006      1.322          1.355               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.388          1.372               --
                                                       2010      1.265          1.388               --
                                                       2009      0.919          1.265               --
                                                       2008      1.387          0.919               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.926          1.003               --
                                                       2010      0.814          0.926               --
                                                       2009      0.630          0.814               --
                                                       2008      1.076          0.630               --
                                                       2007      1.060          1.076               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.167          1.185               --
                                                       2010      1.079          1.167               --
                                                       2009      0.910          1.079               --
                                                       2008      1.081          0.910               --
                                                       2007      1.042          1.081               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.110          1.103               --
                                                       2010      1.013          1.110               --
                                                       2009      0.833          1.013               --
                                                       2008      1.080          0.833               --
                                                       2007      1.049          1.080               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.050          1.018            4,568
                                                       2010      0.943          1.050            4,578
                                                       2009      0.758          0.943            4,589
                                                       2008      1.081          0.758            4,600
                                                       2007      1.054          1.081               --
                                                       2006      1.002          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.987          0.934               --
                                                       2010      0.875          0.987               --
                                                       2009      0.689          0.875               --
                                                       2008      1.081          0.689               --
                                                       2007      1.059          1.081               --
                                                       2006      1.002          1.059               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      3.625          3.622               --
                                                       2010      3.220          3.625               --
                                                       2009      2.619          3.220               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.299          1.305           68,565
                                                       2010      1.202          1.299           68,621
                                                       2009      1.033          1.202           68,680
                                                       2008      1.353          1.033           68,741
                                                       2007      1.321          1.353           68,795
                                                       2006      1.237          1.321           68,845

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.443          1.431               --
                                                       2010      1.317          1.443               --
                                                       2009      1.109          1.317               --
                                                       2008      1.480          1.109               --
                                                       2007      1.398          1.480           58,141
                                                       2006      1.266          1.398           58,156

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.005          0.905           32,733
                                                       2010      0.881          1.005           32,733
                                                       2009      0.641          0.881           32,733
                                                       2008      1.097          0.641           32,733
                                                       2007      1.050          1.097           32,733
                                                       2006      0.996          1.050           18,356

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.055          1.023               --
                                                       2010      0.919          1.055               --
                                                       2009      0.653          0.919               --
                                                       2008      1.146          0.653               --
                                                       2007      1.068          1.146               --
                                                       2006      0.998          1.068               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.297          1.314               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.114          1.136               --
                                                       2006      1.126          1.114               --
                                                       2005      1.121          1.126               --
                                                       2004      1.047          1.121               --
                                                       2003      1.000          1.047               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.198          1.344               --
                                                       2008      1.163          1.198               --
                                                       2007      1.088          1.163           55,696
                                                       2006      1.066          1.088           55,696
                                                       2005      1.058          1.066           55,696
                                                       2004      1.026          1.058               --
                                                       2003      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.871          2.024               --
                                                       2006      1.490          1.871               --
                                                       2005      1.350          1.490               --
                                                       2004      1.182          1.350               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.864          1.990               --
                                                       2006      1.617          1.864           10,652
                                                       2005      1.536          1.617           10,655
                                                       2004      1.238          1.536               --
                                                       2003      1.000          1.238               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.274          1.356               --
                                                       2005      1.192          1.274               --
                                                       2004      1.138          1.192               --
                                                       2003      1.000          1.138               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.258          1.322               --
                                                       2005      1.225          1.258               --
                                                       2004      1.134          1.225               --
                                                       2003      1.000          1.134               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.259          1.297               --
                                                       2005      1.178          1.259               --
                                                       2004      1.125          1.178               --
                                                       2003      1.000          1.125               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.144               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.082               --
                                                       2005      1.000          1.045               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110               --
                                                       2005      1.000          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057               --
                                                       2005      1.000          1.037               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.039          1.028               --
                                                       2005      1.042          1.039               --
                                                       2004      1.031          1.042               --
                                                       2003      1.000          1.031               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.370          1.454               --
                                                       2005      1.243          1.370               --
                                                       2004      1.091          1.243               --
                                                       2003      1.000          1.091               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.288          1.363               --
                                                       2005      1.272          1.288               --
                                                       2004      1.133          1.272               --
                                                       2003      1.000          1.133               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.198          1.237               --
                                                       2005      1.184          1.198           68,901
                                                       2004      1.080          1.184            3,677
                                                       2003      1.000          1.080            3,680

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.266               --
                                                       2005      1.120          1.172           58,172
                                                       2004      1.000          1.120               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.422          1.632               --
                                                       2005      1.320          1.422           27,034
                                                       2004      1.160          1.320               --
                                                       2003      1.000          1.160               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.285          1.363               --
                                                       2005      1.233          1.285            5,809
                                                       2004      1.129          1.233            5,817
                                                       2003      1.000          1.129            5,820

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.117               --
                                                       2005      1.000          1.061               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.201          1.213               --
                                                       2005      1.179          1.201               --
                                                       2004      1.081          1.179               --
                                                       2003      1.000          1.081               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.216          1.268               --
                                                       2005      1.212          1.216               --
                                                       2004      1.118          1.212               --
                                                       2003      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.306               --
                                                       2005      1.000          1.135               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.223          1.269               --
                                                       2005      1.154          1.223               --
                                                       2004      1.130          1.154               --
                                                       2003      1.000          1.130               --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.80% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      0.889          0.445                 --
                                                       2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            209,343
                                                       2004      1.020          1.115            148,926
                                                       2003      0.786          1.020            148,707
                                                       2002      1.000          0.786            197,454

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.508          1.350          6,151,961
                                                       2010      1.374          1.508          8,005,924
                                                       2009      0.983          1.374          8,358,849
                                                       2008      1.625          0.983          9,904,128
                                                       2007      1.440          1.625         14,761,971
                                                       2006      1.218          1.440         15,170,490
                                                       2005      1.087          1.218         14,820,104
                                                       2004      0.975          1.087         14,076,183
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.290          1.213          9,606,858
                                                       2010      1.107          1.290         11,813,895
                                                       2009      0.808          1.107         12,533,254
                                                       2008      1.469          0.808         14,114,485
                                                       2007      1.332          1.469         18,474,159
                                                       2006      1.230          1.332         19,323,724
                                                       2005      1.078          1.230         19,999,183
                                                       2004      0.975          1.078         17,662,202
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.304          1.257         11,792,189
                                                       2010      1.192          1.304         14,777,370
                                                       2009      0.924          1.192         15,672,225
                                                       2008      1.514          0.924         16,700,137
                                                       2007      1.468          1.514         22,213,469
                                                       2006      1.297          1.468         22,892,986
                                                       2005      1.248          1.297         22,681,968
                                                       2004      1.151          1.248         21,766,216
                                                       2003      0.885          1.151         19,693,434
                                                       2002      1.104          0.885         13,145,914

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            218,274
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.433          1.370            766,816
                                                       2010      1.246          1.433            939,784
                                                       2009      0.935          1.246          1,225,989
                                                       2008      1.659          0.935          1,360,538
                                                       2007      1.438          1.659          1,454,185
                                                       2006      1.312          1.438          1,325,835
                                                       2005      1.143          1.312          1,184,071
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.245          1.966            268,952
                                                       2010      1.778          2.245            479,090
                                                       2009      1.295          1.778            579,181
                                                       2008      2.184          1.295            596,038
                                                       2007      1.928          2.184            727,130
                                                       2006      1.746          1.928            774,552
                                                       2005      1.507          1.746            857,401
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.265          1.272          1,899,427
                                                       2010      1.143          1.265          1,890,757
                                                       2009      0.858          1.143          1,644,705
                                                       2008      1.242          0.858            535,237
                                                       2007      1.219          1.242            735,853
                                                       2006      1.050          1.219            386,247
                                                       2005      1.000          1.050            260,652

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      0.993          0.928             84,037
                                                       2010      0.792          0.993             96,314
                                                       2009      0.562          0.792            171,154
                                                       2008      0.995          0.562            232,730
                                                       2007      0.911          0.995            323,785
                                                       2006      0.853          0.911            248,376
                                                       2005      0.829          0.853            252,551
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            520,428
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             12,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                 --
                                                       2007      2.785          3.523            482,955
                                                       2006      2.214          2.785            415,073
                                                       2005      1.769          2.214            364,913
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.306          1.146            636,429
                                                       2010      1.226          1.306            876,014
                                                       2009      0.911          1.226          1,145,503
                                                       2008      1.556          0.911          1,295,980
                                                       2007      1.372          1.556          1,835,935
                                                       2006      1.151          1.372          2,059,240
                                                       2005      1.063          1.151          1,703,785
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             98,811
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             16,815

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.624          0.602            107,795
                                                       2010      0.506          0.624            124,798
                                                       2009      0.357          0.506            291,789
                                                       2008      0.647          0.357            314,752
                                                       2007      0.541          0.647            481,515
                                                       2006      0.486          0.541            507,140
                                                       2005      0.442          0.486            483,295
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            188,728
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.253          1.326                 --
                                                       2009      1.056          1.253            318,122
                                                       2008      1.832          1.056            328,234
                                                       2007      1.778          1.832            363,116
                                                       2006      1.571          1.778            365,442
                                                       2005      1.502          1.571            448,146
                                                       2004      1.387          1.502            378,684
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.359          1.368          2,113,637
                                                       2010      1.107          1.359          3,443,629
                                                       2009      0.838          1.107          4,057,265
                                                       2008      1.431          0.838          4,501,693
                                                       2007      1.436          1.431          5,135,041
                                                       2006      1.344          1.436          6,842,567
                                                       2005      1.225          1.344          7,545,215
                                                       2004      1.135          1.225          8,005,385
                                                       2003      0.859          1.135          8,435,137
                                                       2002      1.298          0.859          7,959,911

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.157          1.166          1,189,973
                                                       2010      1.046          1.157          1,811,219
                                                       2009      0.872          1.046          2,099,812
                                                       2008      1.257          0.872          2,072,257
                                                       2007      1.180          1.257          2,788,257
                                                       2006      1.047          1.180          3,059,684
                                                       2005      1.022          1.047          3,225,048
                                                       2004      0.956          1.022          3,542,514
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.136          1.118                 --
                                                       2008      1.640          1.136            210,239
                                                       2007      1.643          1.640            211,669

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.433          1.513                 --
                                                       2010      1.295          1.433            438,012
                                                       2009      0.940          1.295            528,524
                                                       2008      1.654          0.940            697,292
                                                       2007      1.654          1.654            812,549
                                                       2006      1.482          1.654          1,033,121
                                                       2005      1.434          1.482          1,126,194
                                                       2004      1.369          1.434          1,137,708
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      0.875          0.950                 --
                                                       2010      0.796          0.875            227,316
                                                       2009      0.664          0.796            247,980
                                                       2008      0.947          0.664            252,486
                                                       2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      0.947          0.930            138,900

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.248          1.321          1,067,917
                                                       2010      1.134          1.248          1,221,499
                                                       2009      0.941          1.134          1,474,075
                                                       2008      1.473          0.941          1,921,719
                                                       2007      1.424          1.473          2,530,804
                                                       2006      1.312          1.424          2,505,171
                                                       2005      1.281          1.312          2,299,812
                                                       2004      1.242          1.281          1,481,180
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.377          1.269          3,112,214
                                                       2010      1.202          1.377          4,366,930
                                                       2009      0.946          1.202          4,903,108
                                                       2008      1.519          0.946          5,443,793
                                                       2007      1.528          1.519          6,644,107
                                                       2006      1.332          1.528          5,607,222
                                                       2005      1.294          1.332          6,351,200
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.923          0.901          1,353,400
                                                       2010      0.856          0.923          1,702,128
                                                       2009      0.612          0.856          2,036,450
                                                       2008      0.994          0.612          2,420,091
                                                       2007      0.961          0.994          3,008,124
                                                       2006      0.936          0.961          3,469,631
                                                       2005      0.905          0.936          3,989,203
                                                       2004      0.918          0.905          4,439,877
                                                       2003      0.634          0.918          4,733,070
                                                       2002      0.858          0.634          3,991,756

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.189          1.225          1,153,663
                                                       2010      1.106          1.189          1,346,182
                                                       2009      0.904          1.106          1,519,990
                                                       2008      1.430          0.904          2,036,064
                                                       2007      1.401          1.430          2,333,864
                                                       2006      1.206          1.401            946,049
                                                       2005      1.153          1.206          1,115,732
                                                       2004      1.064          1.153          1,187,170
                                                       2003      0.818          1.064          1,333,292
                                                       2002      1.083          0.818          1,179,468

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.694          1.599            443,207
                                                       2010      1.407          1.694            519,542
                                                       2009      1.054          1.407            677,164
                                                       2008      1.658          1.054            745,255
                                                       2007      1.575          1.658            899,310
                                                       2006      1.397          1.575          1,034,305
                                                       2005      1.313          1.397          1,111,412
                                                       2004      1.211          1.313          1,354,783
                                                       2003      0.950          1.211          1,437,197
                                                       2002      1.196          0.950          1,158,802

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.667          1.660            299,632
                                                       2010      1.356          1.667            498,855
                                                       2009      0.967          1.356            572,442
                                                       2008      1.661          0.967            635,706
                                                       2007      1.537          1.661            711,266
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.620          0.603                 --
                                                       2008      1.009          0.620            922,723
                                                       2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            216,312
                                                       2005      1.419          1.443            230,777
                                                       2004      1.353          1.419            185,214
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.972          0.959                 --
                                                       2010      0.906          0.972              5,385
                                                       2009      0.786          0.906              5,385
                                                       2008      1.015          0.786              5,385
                                                       2007      1.020          1.015             23,201
                                                       2006      0.997          1.020             25,930
                                                       2005      0.992          0.997             14,322
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.380          1.407                 --
                                                       2010      1.260          1.380            484,006
                                                       2009      1.075          1.260            531,343
                                                       2008      1.267          1.075            544,451
                                                       2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.501          1.510            581,330
                                                       2010      1.310          1.501            807,748
                                                       2009      0.834          1.310            753,037
                                                       2008      1.213          0.834            824,852
                                                       2007      1.231          1.213          1,064,894
                                                       2006      1.130          1.231          1,181,242
                                                       2005      1.121          1.130          1,345,696
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.105          1.098                 --
                                                       2009      1.122          1.105          7,872,747
                                                       2008      1.114          1.122         12,136,271
                                                       2007      1.081          1.114          3,870,246
                                                       2006      1.052          1.081          3,366,560
                                                       2005      1.042          1.052          2,128,447
                                                       2004      1.051          1.042          2,863,034
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,834
                                                       2005      1.090          1.123            242,937
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,895,433
                                                       2005      1.286          1.314          2,164,713
                                                       2004      1.209          1.286          2,300,837
                                                       2003      0.885          1.209          2,565,201
                                                       2002      1.203          0.885          2,739,327

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            324,188
                                                       2005      1.373          1.393            307,439
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            700,110
                                                       2005      1.531          1.627            746,672
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.824          0.811            449,174
                                                       2010      0.745          0.824            613,269
                                                       2009      0.636          0.745            907,154
                                                       2008      1.033          0.636            852,005
                                                       2007      1.027          1.033            924,596

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.887          0.825            346,920
                                                       2010      0.777          0.887            385,198
                                                       2009      0.585          0.777            369,314
                                                       2008      1.020          0.585            502,619
                                                       2007      1.218          1.020            566,490
                                                       2006      1.003          1.218            627,104

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.436          1.268             13,237
                                                       2010      1.223          1.436             24,148
                                                       2009      0.965          1.223             69,316
                                                       2008      1.314          0.965            135,692
                                                       2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.130          0.955            319,098
                                                       2010      0.986          1.130            416,192
                                                       2009      0.646          0.986            506,819
                                                       2008      1.109          0.646            563,404
                                                       2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.397          1.361             29,198
                                                       2010      1.125          1.397             29,204
                                                       2009      0.853          1.125             61,008
                                                       2008      1.415          0.853              9,566
                                                       2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.744          0.677            303,541
                                                       2010      0.690          0.744            358,293
                                                       2009      0.491          0.690            581,308
                                                       2008      0.859          0.491            644,062
                                                       2007      0.671          0.859            631,493
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.112          1.035             28,453
                                                       2010      0.921          1.112             23,507
                                                       2009      0.686          0.921             23,527
                                                       2008      1.132          0.686             60,552
                                                       2007      1.279          1.132             57,590

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.974          0.922            375,963
                                                       2010      0.790          0.974            404,536
                                                       2009      0.636          0.790            841,338
                                                       2008      1.058          0.636            973,382
                                                       2007      1.071          1.058          1,093,984
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.594          0.564                 --
                                                       2008      1.055          0.594            121,428
                                                       2007      0.960          1.055            132,352
                                                       2006      0.973          0.960            174,184

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.390          1.272            281,736
                                                       2010      1.331          1.390            314,325

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.995          0.850             43,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.957          2.361            274,616
                                                       2010      2.435          2.957            325,595
                                                       2009      1.467          2.435            343,576
                                                       2008      3.208          1.467            267,117

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.244          1.091            121,493
                                                       2010      1.137          1.244            158,892
                                                       2009      0.880          1.137            163,462
                                                       2008      1.554          0.880            222,502
                                                       2007      1.482          1.554            190,980

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.357          1.486            827,350
                                                       2010      1.279          1.357          1,032,327
                                                       2009      1.101          1.279          1,073,849
                                                       2008      1.200          1.101            950,841
                                                       2007      1.135          1.200            598,799

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.483          1.391             82,142
                                                       2010      1.300          1.483            136,860
                                                       2009      1.068          1.300            241,072
                                                       2008      1.619          1.068              3,861
                                                       2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.898          1.932            863,598
                                                       2010      1.723          1.898          1,080,318
                                                       2009      1.318          1.723          1,008,270
                                                       2008      1.503          1.318            288,029
                                                       2007      1.435          1.503            294,839
                                                       2006      1.388          1.435            179,394

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.915          0.862            463,076
                                                       2010      0.796          0.915            620,347
                                                       2009      0.684          0.796            681,277
                                                       2008      1.094          0.684            846,903
                                                       2007      1.074          1.094          1,049,874
                                                       2006      1.001          1.074          1,018,696

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.986          0.882            558,276
                                                       2010      0.838          0.986            670,065
                                                       2009      0.674          0.838            796,549
                                                       2008      0.979          0.674            848,317
                                                       2007      1.027          0.979            938,230
                                                       2006      1.003          1.027            406,832

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.607          0.577            488,692
                                                       2010      0.536          0.607            571,866
                                                       2009      0.366          0.536            736,319
                                                       2008      0.686          0.366            864,473
                                                       2007      0.580          0.686          1,013,548
                                                       2006      0.595          0.580          1,083,760

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.378          1.441            381,350
                                                       2010      1.297          1.378            574,484
                                                       2009      1.208          1.297            561,066
                                                       2008      1.276          1.208            694,292
                                                       2007      1.224          1.276            896,033
                                                       2006      1.181          1.224            909,537

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.057          1.039          4,580,648
                                                       2010      1.070          1.057          4,227,165

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.424          0.419                 --
                                                       2008      0.723          0.424            460,070
                                                       2007      0.737          0.723            486,918
                                                       2006      0.718          0.737            161,739

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.510          1.333            428,655

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.460          0.480                 --
                                                       2008      0.849          0.460          1,057,641
                                                       2007      0.832          0.849          1,317,625
                                                       2006      0.822          0.832          1,654,099

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.107          1.019            290,991
                                                       2010      0.985          1.107            382,764
                                                       2009      0.824          0.985            533,193
                                                       2008      1.375          0.824            590,695
                                                       2007      1.345          1.375            755,426
                                                       2006      1.313          1.345            965,606

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      0.848          0.837            445,343
                                                       2010      0.774          0.848            750,686
                                                       2009      0.563          0.774            818,103
                                                       2008      0.850          0.563            881,884

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.922          0.998                 --
                                                       2010      0.811          0.922            145,659
                                                       2009      0.628          0.811            121,020
                                                       2008      1.074          0.628             14,940
                                                       2007      1.059          1.074             50,324
                                                       2006      1.002          1.059             59,683

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.161          1.178            151,715
                                                       2010      1.075          1.161            130,170
                                                       2009      0.908          1.075            136,767
                                                       2008      1.080          0.908            107,000
                                                       2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.105          1.097            710,030
                                                       2010      1.009          1.105            843,380
                                                       2009      0.831          1.009            900,683
                                                       2008      1.079          0.831            221,749
                                                       2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.045          1.012          1,259,247
                                                       2010      0.940          1.045          1,198,334
                                                       2009      0.756          0.940          1,218,224
                                                       2008      1.079          0.756          1,178,671
                                                       2007      1.053          1.079          2,094,626
                                                       2006      1.002          1.053          1,361,453

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.982          0.928            453,283
                                                       2010      0.872          0.982            406,162
                                                       2009      0.688          0.872            452,880
                                                       2008      1.079          0.688            390,387
                                                       2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            643,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.438          1.443          7,347,226
                                                       2010      1.332          1.438          9,026,145
                                                       2009      1.146          1.332          9,491,992
                                                       2008      1.502          1.146          9,827,561
                                                       2007      1.468          1.502         11,715,396
                                                       2006      1.375          1.468         12,781,425

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.425          1.411                 --
                                                       2010      1.302          1.425                 --
                                                       2009      1.097          1.302                 --
                                                       2008      1.474          1.097                 --
                                                       2007      1.395          1.474            655,898
                                                       2006      1.264          1.395            561,634

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.000          0.900            178,827
                                                       2010      0.878          1.000            196,019
                                                       2009      0.640          0.878            259,125
                                                       2008      1.096          0.640            225,877
                                                       2007      1.050          1.096            207,391
                                                       2006      0.996          1.050            414,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.050          1.017            397,828
                                                       2010      0.916          1.050            591,959
                                                       2009      0.652          0.916            696,673
                                                       2008      1.144          0.652            795,275
                                                       2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.408          1.425            445,520

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            607,213
                                                       2005      1.118          1.121            584,691
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.349          1.393                 --
                                                       2008      1.310          1.349          3,478,390
                                                       2007      1.227          1.310          3,699,723
                                                       2006      1.203          1.227          3,985,351
                                                       2005      1.195          1.203          4,221,279
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            425,127
                                                       2005      1.588          1.669            471,617
                                                       2004      1.281          1.588            472,818
                                                       2003      0.871          1.281            579,882
                                                       2002      1.086          0.871            660,876

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            182,430
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.000          1.076             44,303

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045            219,969

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      1.000          1.063            467,697

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                 --
                                                       2005      1.000          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193          1,038,118
                                                       2004      1.186          1.198          1,266,267
                                                       2003      1.114          1.186          2,059,888
                                                       2002      1.110          1.114          1,274,340

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,109,072
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         12,449,370
                                                       2004      1.204          1.318         11,916,507
                                                       2003      1.052          1.204         10,454,732
                                                       2002      1.131          1.052          7,548,788

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            421,453
                                                       2004      1.000          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            138,929
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,169,009
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.000          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297





           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.441          0.722                --
                                                       2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257            85,963
                                                       2004      1.121          1.224            83,568
                                                       2003      1.000          1.121                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.832          1.638           170,582
                                                       2010      1.670          1.832           228,142
                                                       2009      1.195          1.670           227,881
                                                       2008      1.976          1.195           196,025
                                                       2007      1.753          1.976           322,640
                                                       2006      1.483          1.753           396,878
                                                       2005      1.324          1.483           366,359
                                                       2004      1.188          1.324           417,808
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.516          1.425           294,277
                                                       2010      1.301          1.516           311,824
                                                       2009      0.951          1.301           328,613
                                                       2008      1.729          0.951           360,971
                                                       2007      1.568          1.729           501,271
                                                       2006      1.449          1.568           615,511
                                                       2005      1.270          1.449           608,021
                                                       2004      1.150          1.270           756,462
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.295          1.248           524,662
                                                       2010      1.184          1.295           694,442
                                                       2009      0.919          1.184           736,770
                                                       2008      1.507          0.919           805,816
                                                       2007      1.461          1.507         1,935,341
                                                       2006      1.292          1.461         2,097,027
                                                       2005      1.244          1.292         2,116,141
                                                       2004      1.148          1.244         1,961,278
                                                       2003      1.000          1.148             6,912

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            22,102
                                                       2004      1.074          1.204            11,520
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            23,557
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.616          1.545            93,494
                                                       2010      1.406          1.616           107,554
                                                       2009      1.056          1.406           102,403
                                                       2008      1.874          1.056           115,571
                                                       2007      1.625          1.874           172,925
                                                       2006      1.483          1.625           178,089
                                                       2005      1.293          1.483           166,938
                                                       2004      1.142          1.293            92,965
                                                       2003      1.000          1.142                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.180          1.908            75,864
                                                       2010      1.727          2.180            92,913
                                                       2009      1.259          1.727            98,387
                                                       2008      2.124          1.259           124,459
                                                       2007      1.876          2.124           235,956
                                                       2006      1.700          1.876           243,628
                                                       2005      1.467          1.700           239,727
                                                       2004      1.199          1.467            67,419
                                                       2003      1.000          1.199                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.261          1.268           113,916
                                                       2010      1.140          1.261           119,159
                                                       2009      0.857          1.140           107,366
                                                       2008      1.240          0.857            59,634
                                                       2007      1.218          1.240            83,538
                                                       2006      1.049          1.218            50,686
                                                       2005      1.000          1.049            10,523

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.560          1.458            23,065
                                                       2010      1.245          1.560            23,789
                                                       2009      0.884          1.245            24,110
                                                       2008      1.565          0.884            25,006
                                                       2007      1.434          1.565            26,045
                                                       2006      1.344          1.434            28,317
                                                       2005      1.306          1.344            28,324
                                                       2004      1.193          1.306            28,331
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342           258,171
                                                       2004      1.118          1.236            39,520
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.077          2.797                --
                                                       2007      2.434          3.077           192,608
                                                       2006      1.936          2.434           188,869
                                                       2005      1.547          1.936           182,353
                                                       2004      1.264          1.547           126,742
                                                       2003      1.000          1.264                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.676          1.471            66,097
                                                       2010      1.575          1.676            67,390
                                                       2009      1.171          1.575            84,431
                                                       2008      2.001          1.171            98,471
                                                       2007      1.765          2.001           120,426
                                                       2006      1.481          1.765           154,849
                                                       2005      1.369          1.481           157,333
                                                       2004      1.176          1.369            84,521
                                                       2003      1.000          1.176                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415            86,958
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.902          1.837                --
                                                       2010      1.544          1.902                --
                                                       2009      1.089          1.544                --
                                                       2008      1.976          1.089                --
                                                       2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            18,870
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            22,995
                                                       2005      1.164          1.214            22,997
                                                       2004      1.152          1.164            24,908
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.028          1.088                --
                                                       2009      0.867          1.028           163,599
                                                       2008      1.504          0.867           167,784
                                                       2007      1.461          1.504           472,646
                                                       2006      1.292          1.461           536,160
                                                       2005      1.235          1.292           497,239
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.357          1.365           159,513
                                                       2010      1.106          1.357           184,261
                                                       2009      0.837          1.106           189,411
                                                       2008      1.431          0.837           201,877
                                                       2007      1.436          1.431           214,020
                                                       2006      1.345          1.436           241,614
                                                       2005      1.227          1.345           261,476
                                                       2004      1.137          1.227           360,887
                                                       2003      1.000          1.137            24,476

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.351          1.361           123,820
                                                       2010      1.222          1.351           137,290
                                                       2009      1.020          1.222           139,786
                                                       2008      1.469          1.020           124,017
                                                       2007      1.381          1.469           126,442
                                                       2006      1.225          1.381           129,968
                                                       2005      1.197          1.225           129,446
                                                       2004      1.120          1.197            99,001
                                                       2003      1.000          1.120            25,015

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.941          0.925                --
                                                       2008      1.358          0.941            21,645
                                                       2007      1.361          1.358            23,821

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.179          1.244                --
                                                       2010      1.066          1.179           367,392
                                                       2009      0.774          1.066           369,801
                                                       2008      1.363          0.774           370,029
                                                       2007      1.363          1.363           724,108
                                                       2006      1.222          1.363           772,407
                                                       2005      1.183          1.222           807,879
                                                       2004      1.130          1.183           890,278
                                                       2003      1.000          1.130           365,894

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.224          1.329                --
                                                       2010      1.114          1.224            25,946
                                                       2009      0.930          1.114            25,686
                                                       2008      1.326          0.930            28,973
                                                       2007      1.269          1.326            30,735
                                                       2006      1.096          1.269            35,893
                                                       2005      1.119          1.096            34,917
                                                       2004      1.102          1.119            33,555
                                                       2003      1.000          1.102                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.324          1.300            15,216

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.091          1.154            28,995
                                                       2010      0.992          1.091            29,019
                                                       2009      0.824          0.992            79,818
                                                       2008      1.290          0.824            79,882
                                                       2007      1.247          1.290            88,806
                                                       2006      1.150          1.247            88,855
                                                       2005      1.124          1.150            88,909
                                                       2004      1.090          1.124            88,964
                                                       2003      1.000          1.090                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.318          1.214           140,996
                                                       2010      1.152          1.318           158,921
                                                       2009      0.907          1.152           171,979
                                                       2008      1.457          0.907           190,799
                                                       2007      1.466          1.457           209,031
                                                       2006      1.278          1.466           267,488
                                                       2005      1.243          1.278           273,881
                                                       2004      1.170          1.243           503,336
                                                       2003      1.000          1.170            43,361

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.172          1.143            29,904
                                                       2010      1.087          1.172            29,928
                                                       2009      0.778          1.087            29,954
                                                       2008      1.263          0.778            29,981
                                                       2007      1.222          1.263            30,004
                                                       2006      1.190          1.222            30,024
                                                       2005      1.152          1.190            28,787
                                                       2004      1.170          1.152            21,752
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.278          1.317            11,682
                                                       2010      1.190          1.278            11,693
                                                       2009      0.973          1.190            11,883
                                                       2008      1.540          0.973            21,506
                                                       2007      1.510          1.540            21,521
                                                       2006      1.301          1.510            22,513
                                                       2005      1.244          1.301            23,614
                                                       2004      1.148          1.244            24,790
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.616          1.524            56,662
                                                       2010      1.343          1.616            58,843
                                                       2009      1.007          1.343            60,067
                                                       2008      1.584          1.007            65,594
                                                       2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.726          1.718            36,023
                                                       2010      1.404          1.726            53,322
                                                       2009      1.002          1.404            55,440
                                                       2008      1.722          1.002            66,582
                                                       2007      1.594          1.722            70,817
                                                       2006      1.440          1.594            54,439
                                                       2005      1.399          1.440            47,318
                                                       2004      1.238          1.399            49,869
                                                       2003      1.000          1.238            23,159

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.894          0.870                --
                                                       2008      1.458          0.894           138,010
                                                       2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319            24,346
                                                       2005      1.177          1.197            24,242
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.968          0.956                --
                                                       2010      0.903          0.968                --
                                                       2009      0.784          0.903            10,692
                                                       2008      1.013          0.784            10,692
                                                       2007      1.018          1.013            10,692
                                                       2006      0.996          1.018            10,692
                                                       2005      0.991          0.996            10,692
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.258          1.281                --
                                                       2010      1.149          1.258            10,633
                                                       2009      0.981          1.149            10,938
                                                       2008      1.156          0.981            25,633
                                                       2007      1.155          1.156            32,785
                                                       2006      1.116          1.155            33,183
                                                       2005      1.109          1.116            32,134
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.595          1.604            22,133
                                                       2010      1.394          1.595            50,038
                                                       2009      0.888          1.394            27,120
                                                       2008      1.291          0.888            27,723
                                                       2007      1.312          1.291            29,834
                                                       2006      1.204          1.312            55,585
                                                       2005      1.195          1.204            60,359
                                                       2004      1.102          1.195            39,236
                                                       2003      1.000          1.102             5,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.042          1.036                --
                                                       2009      1.060          1.042            25,686
                                                       2008      1.052          1.060           331,701
                                                       2007      1.021          1.052           140,649
                                                       2006      0.994          1.021           155,864
                                                       2005      0.985          0.994            81,623
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600            18,293
                                                       2005      1.402          1.444            17,576
                                                       2004      1.236          1.402            16,686
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475            10,131
                                                       2005      1.245          1.272            10,131
                                                       2004      1.171          1.245            11,919
                                                       2003      1.000          1.171                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473           153,794
                                                       2005      1.262          1.279           142,440
                                                       2004      1.141          1.262            83,033
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           404,632
                                                       2005      1.409          1.497           390,551
                                                       2004      1.157          1.409           213,454
                                                       2003      1.000          1.157            21,860

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.273          1.252                --
                                                       2010      1.152          1.273                --
                                                       2009      0.985          1.152                --
                                                       2008      1.600          0.985                --
                                                       2007      1.590          1.600                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.885          0.823                --
                                                       2010      0.775          0.885                --
                                                       2009      0.584          0.775               136
                                                       2008      1.019          0.584               138
                                                       2007      1.218          1.019            58,564
                                                       2006      1.003          1.218           310,322

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.432          1.263             3,836
                                                       2010      1.220          1.432             2,479
                                                       2009      0.963          1.220             2,482
                                                       2008      1.312          0.963             2,484
                                                       2007      1.350          1.312             2,486
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.771          1.495            70,438
                                                       2010      1.546          1.771            68,939
                                                       2009      1.013          1.546            70,829
                                                       2008      1.741          1.013            76,457
                                                       2007      1.789          1.741            86,934
                                                       2006      1.626          1.789            87,440

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.393          1.356                --
                                                       2010      1.122          1.393                --
                                                       2009      0.852          1.122                --
                                                       2008      1.413          0.852            14,217
                                                       2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.747          1.589             6,518
                                                       2010      1.622          1.747             7,837
                                                       2009      1.154          1.622             7,844
                                                       2008      2.021          1.154             2,595
                                                       2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.109          1.031                --
                                                       2010      0.919          1.109                --
                                                       2009      0.685          0.919                --
                                                       2008      1.131          0.685                --
                                                       2007      1.278          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.972          0.919           180,527
                                                       2010      0.789          0.972           197,887
                                                       2009      0.635          0.789           205,212
                                                       2008      1.057          0.635           324,370
                                                       2007      1.070          1.057           523,815
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.824          0.783                --
                                                       2008      1.464          0.824           155,432
                                                       2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.140          1.043           164,162
                                                       2010      1.092          1.140           164,041

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.993          0.848                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.579          2.058            39,624
                                                       2010      2.125          2.579            21,688
                                                       2009      1.281          2.125            38,350
                                                       2008      2.801          1.281            22,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.678          1.471                --
                                                       2010      1.534          1.678                --
                                                       2009      1.188          1.534            20,374
                                                       2008      2.099          1.188                --
                                                       2007      2.002          2.099            37,791

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.355          1.483           254,045
                                                       2010      1.278          1.355            80,447
                                                       2009      1.100          1.278            86,632
                                                       2008      1.200          1.100            82,526
                                                       2007      1.135          1.200            84,984

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.374          1.287            39,199
                                                       2010      1.204          1.374            39,302
                                                       2009      0.990          1.204            39,393
                                                       2008      1.502          0.990            37,407
                                                       2007      1.457          1.502            37,413
                                                       2006      1.357          1.457            38,058

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.648          1.677            94,672
                                                       2010      1.497          1.648           108,590
                                                       2009      1.146          1.497           140,023
                                                       2008      1.308          1.146           126,894
                                                       2007      1.249          1.308            97,421
                                                       2006      1.208          1.249            93,819

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.912          0.860           328,696
                                                       2010      0.794          0.912           350,872
                                                       2009      0.683          0.794           354,090
                                                       2008      1.093          0.683           426,488
                                                       2007      1.074          1.093           503,447
                                                       2006      1.001          1.074           403,250

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.984          0.879            92,781
                                                       2010      0.836          0.984           119,818
                                                       2009      0.674          0.836           133,412
                                                       2008      0.978          0.674           202,001
                                                       2007      1.027          0.978           321,269
                                                       2006      1.003          1.027            75,116

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.379          1.312                --
                                                       2010      1.220          1.379                --
                                                       2009      0.833          1.220                --
                                                       2008      1.563          0.833                --
                                                       2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.193          1.246           114,605
                                                       2010      1.123          1.193           117,672
                                                       2009      1.047          1.123           120,235
                                                       2008      1.106          1.047            97,992
                                                       2007      1.061          1.106           102,230
                                                       2006      1.024          1.061           105,475

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.482          1.455            38,113
                                                       2010      1.500          1.482            24,061

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.747          0.738                --
                                                       2008      1.273          0.747             2,592
                                                       2007      1.297          1.273             2,784
                                                       2006      1.264          1.297             2,902

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.241          1.096           361,965

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.722          0.753                --
                                                       2008      1.334          0.722                --
                                                       2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.107          1.019            46,984
                                                       2010      0.985          1.107            49,178
                                                       2009      0.825          0.985            51,008
                                                       2008      1.377          0.825            51,630
                                                       2007      1.348          1.377            57,807
                                                       2006      1.316          1.348            61,266

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.373          1.355             4,460
                                                       2010      1.253          1.373             4,463
                                                       2009      0.912          1.253             4,467
                                                       2008      1.377          0.912             4,471

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.920          0.996                --
                                                       2010      0.810          0.920                --
                                                       2009      0.627          0.810                --
                                                       2008      1.073          0.627                --
                                                       2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.159          1.175                --
                                                       2010      1.073          1.159                --
                                                       2009      0.907          1.073                --
                                                       2008      1.079          0.907                --
                                                       2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.103          1.094            27,672
                                                       2010      1.007          1.103           434,498
                                                       2009      0.829          1.007           448,087
                                                       2008      1.078          0.829           448,099
                                                       2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.042          1.009           250,931
                                                       2010      0.938          1.042           251,052
                                                       2009      0.755          0.938           251,179
                                                       2008      1.078          0.755           251,316
                                                       2007      1.053          1.078           251,440
                                                       2006      1.002          1.053           251,551

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.980          0.926            56,531
                                                       2010      0.870          0.980           563,194
                                                       2009      0.687          0.870           563,253
                                                       2008      1.078          0.687           563,315
                                                       2007      1.058          1.078           492,221
                                                       2006      1.002          1.058           449,736

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.284          1.289           242,128
                                                       2010      1.191          1.284           258,735
                                                       2009      1.025          1.191           287,576
                                                       2008      1.344          1.025           314,857
                                                       2007      1.314          1.344           352,243
                                                       2006      1.231          1.314           391,019

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.416          1.402                --
                                                       2010      1.295          1.416                --
                                                       2009      1.091          1.295                --
                                                       2008      1.472          1.091                --
                                                       2007      1.393          1.472           116,052
                                                       2006      1.262          1.393            99,473

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.998          0.897           130,285
                                                       2010      0.877          0.998           135,170
                                                       2009      0.639          0.877           141,268
                                                       2008      1.095          0.639           145,760
                                                       2007      1.049          1.095           153,330
                                                       2006      0.996          1.049           160,161

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.047          1.014            12,125
                                                       2010      0.914          1.047            12,262
                                                       2009      0.651          0.914            12,362
                                                       2008      1.143          0.651            12,086
                                                       2007      1.067          1.143            52,036
                                                       2006      0.998          1.067            12,421

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.282          1.298             3,639

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109           128,903
                                                       2005      1.119          1.122           140,482
                                                       2004      1.047          1.119           111,926
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.189          1.227                --
                                                       2008      1.156          1.189         1,070,964
                                                       2007      1.082          1.156           355,704
                                                       2006      1.062          1.082           381,793
                                                       2005      1.056          1.062           349,936
                                                       2004      1.025          1.056            81,069
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855           173,408
                                                       2005      1.533          1.611           174,164
                                                       2004      1.237          1.533           243,645
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254            39,678
                                                       2004      1.133          1.223            33,990
                                                       2003      1.000          1.133                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044           125,731

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      1.000          1.063           406,528

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055                --
                                                       2005      1.000          1.036            26,298

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            84,690
                                                       2004      1.030          1.040            84,706
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194           367,601
                                                       2004      1.080          1.181           234,176
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169           154,706
                                                       2004      1.000          1.119            67,350

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            84,163
                                                       2004      1.160          1.318            54,646
                                                       2003      1.000          1.160            21,973

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280            38,066
                                                       2004      1.128          1.231            12,985
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            89,190
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219             3,010
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.247          0.624               --
                                                       2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.380          1.234          121,660
                                                       2010      1.259          1.380          163,482
                                                       2009      0.901          1.259          176,849
                                                       2008      1.491          0.901          190,852
                                                       2007      1.324          1.491          234,135
                                                       2006      1.120          1.324          217,417
                                                       2005      1.000          1.120          179,303

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.197          1.124          287,943
                                                       2010      1.028          1.197          395,185
                                                       2009      0.751          1.028          443,485
                                                       2008      1.367          0.751          454,456
                                                       2007      1.240          1.367          508,618
                                                       2006      1.147          1.240          504,864
                                                       2005      1.000          1.147          366,448

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.042          1.004          366,670
                                                       2010      0.953          1.042          435,351
                                                       2009      0.740          0.953          453,586
                                                       2008      1.214          0.740          455,837
                                                       2007      1.178          1.214          512,162
                                                       2006      1.042          1.178          512,988
                                                       2005      1.000          1.042          429,313

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           75,854

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.234          1.179           22,323
                                                       2010      1.074          1.234           22,341
                                                       2009      0.807          1.074           22,361
                                                       2008      1.433          0.807           22,381
                                                       2007      1.243          1.433           14,639
                                                       2006      1.136          1.243           14,645
                                                       2005      1.000          1.136            9,435

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      1.460          1.277            7,062
                                                       2010      1.158          1.460           25,044
                                                       2009      0.844          1.158           63,475
                                                       2008      1.425          0.844           67,388
                                                       2007      1.259          1.425           85,363
                                                       2006      1.142          1.259           85,825
                                                       2005      1.000          1.142           33,594

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.258          1.263           98,725
                                                       2010      1.138          1.258          125,752
                                                       2009      0.855          1.138          126,387
                                                       2008      1.239          0.855          123,003
                                                       2007      1.217          1.239          108,064
                                                       2006      1.049          1.217          108,091
                                                       2005      1.000          1.049           43,904

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.222          1.141           14,097
                                                       2010      0.976          1.222           14,627
                                                       2009      0.693          0.976           15,224
                                                       2008      1.227          0.693           15,264
                                                       2007      1.125          1.227           14,539
                                                       2006      1.055          1.125           14,820
                                                       2005      1.000          1.055           14,565

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.924          1.748               --
                                                       2007      1.523          1.924           68,269
                                                       2006      1.211          1.523           50,743
                                                       2005      1.000          1.211           13,648

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.214          1.064           47,749
                                                       2010      1.141          1.214           65,068
                                                       2009      0.849          1.141          110,227
                                                       2008      1.451          0.849          126,501
                                                       2007      1.281          1.451          143,619
                                                       2006      1.075          1.281          140,740
                                                       2005      1.000          1.075           34,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065            9,151

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.413          1.363               --
                                                       2010      1.147          1.413               --
                                                       2009      0.809          1.147               --
                                                       2008      1.469          0.809               --
                                                       2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.839          0.888               --
                                                       2009      0.707          0.839          264,490
                                                       2008      1.229          0.707          265,582
                                                       2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.118          1.124           20,960
                                                       2010      0.911          1.118           34,816
                                                       2009      0.690          0.911           37,114
                                                       2008      1.181          0.690           32,897
                                                       2007      1.186          1.181           34,148
                                                       2006      1.111          1.186           18,791
                                                       2005      1.000          1.111            2,899

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.118          1.126            8,376
                                                       2010      1.012          1.118           32,382
                                                       2009      0.844          1.012           32,395
                                                       2008      1.218          0.844            8,387
                                                       2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            9,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.801          0.788               --
                                                       2008      1.157          0.801           25,337
                                                       2007      1.160          1.157           25,337

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.006          1.062               --
                                                       2010      0.910          1.006          110,722
                                                       2009      0.661          0.910          110,817
                                                       2008      1.165          0.661          110,912
                                                       2007      1.166          1.165          157,151
                                                       2006      1.046          1.166          329,355
                                                       2005      1.000          1.046          319,415

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.093          1.187               --
                                                       2010      0.996          1.093               --
                                                       2009      0.831          0.996               --
                                                       2008      1.186          0.831               --
                                                       2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.183          1.161               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.977          1.032          272,001
                                                       2010      0.888          0.977          277,962
                                                       2009      0.738          0.888          284,427
                                                       2008      1.156          0.738          284,534
                                                       2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.072          0.987            6,218
                                                       2010      0.937          1.072            6,227
                                                       2009      0.738          0.937            6,238
                                                       2008      1.186          0.738            6,249
                                                       2007      1.194          1.186            6,258
                                                       2006      1.042          1.194            6,270
                                                       2005      1.000          1.042            3,545

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.039          1.013           20,915
                                                       2010      0.964          1.039           23,137
                                                       2009      0.690          0.964           25,534
                                                       2008      1.121          0.690           25,545
                                                       2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.028          1.058            2,651
                                                       2010      0.957          1.028            2,655
                                                       2009      0.783          0.957            2,659
                                                       2008      1.240          0.783            2,663
                                                       2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.293          1.219            2,719
                                                       2010      1.076          1.293            2,725
                                                       2009      0.806          1.076            2,731
                                                       2008      1.269          0.806            2,737
                                                       2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.288          1.281               --
                                                       2010      1.049          1.288               --
                                                       2009      0.749          1.049           29,903
                                                       2008      1.287          0.749           29,903
                                                       2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.734          0.713               --
                                                       2008      1.196          0.734           11,922
                                                       2007      1.162          1.196           11,929
                                                       2006      1.029          1.162           11,936
                                                       2005      1.000          1.029            8,096

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.973          0.961               --
                                                       2010      0.908          0.973               --
                                                       2009      0.789          0.908               --
                                                       2008      1.020          0.789           10,595
                                                       2007      1.025          1.020           10,595
                                                       2006      1.004          1.025           10,595
                                                       2005      1.000          1.004           10,595

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.121          1.142               --
                                                       2010      1.025          1.121               --
                                                       2009      0.875          1.025               --
                                                       2008      1.033          0.875               --
                                                       2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.322          1.328           21,343
                                                       2010      1.155          1.322           23,611
                                                       2009      0.736          1.155           26,057
                                                       2008      1.072          0.736           26,068
                                                       2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.055          1.049               --
                                                       2009      1.073          1.055           11,379
                                                       2008      1.066          1.073           97,939
                                                       2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          115,957
                                                       2005      1.000          1.027          108,174

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           55,177
                                                       2005      1.000          1.076           52,974

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.017          1.000               --
                                                       2010      0.920          1.017               --
                                                       2009      0.787          0.920               --
                                                       2008      1.279          0.787               --
                                                       2007      1.272          1.279               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.883          0.821           43,275
                                                       2010      0.774          0.883           46,512
                                                       2009      0.584          0.774           52,698
                                                       2008      1.018          0.584           77,047
                                                       2007      1.218          1.018          106,262
                                                       2006      1.003          1.218           92,204

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.428          1.259               --
                                                       2010      1.217          1.428               --
                                                       2009      0.961          1.217               --
                                                       2008      1.310          0.961               --
                                                       2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.335          1.127           50,090
                                                       2010      1.166          1.335           60,963
                                                       2009      0.764          1.166           61,576
                                                       2008      1.314          0.764           73,965
                                                       2007      1.351          1.314           70,077
                                                       2006      1.229          1.351           50,924

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.389          1.352               --
                                                       2010      1.120          1.389               --
                                                       2009      0.850          1.120               --
                                                       2008      1.411          0.850               --
                                                       2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.306          1.188            9,844
                                                       2010      1.214          1.306            9,853
                                                       2009      0.864          1.214            9,863
                                                       2008      1.514          0.864           31,225
                                                       2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.106          1.028               --
                                                       2010      0.917          1.106               --
                                                       2009      0.684          0.917               --
                                                       2008      1.129          0.684               --
                                                       2007      1.277          1.129               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.970          0.916           26,648
                                                       2010      0.787          0.970           27,519
                                                       2009      0.634          0.787           28,499
                                                       2008      1.056          0.634           43,072
                                                       2007      1.070          1.056           61,135
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.702          0.666               --
                                                       2008      1.247          0.702               --
                                                       2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.930          0.850          238,640
                                                       2010      0.891          0.930          256,362

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.990          0.845               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.610          1.284           28,255
                                                       2010      1.327          1.610           35,260
                                                       2009      0.801          1.327           53,438
                                                       2008      1.751          0.801           60,100

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.239          1.086               --
                                                       2010      1.134          1.239               --
                                                       2009      0.878          1.134               --
                                                       2008      1.553          0.878               --
                                                       2007      1.482          1.553               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.196          1.308            7,928
                                                       2010      1.128          1.196           15,709
                                                       2009      0.972          1.128           15,713
                                                       2008      1.061          0.972           18,711
                                                       2007      1.004          1.061           18,714

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.120          1.049               --
                                                       2010      0.983          1.120               --
                                                       2009      0.808          0.983               --
                                                       2008      1.227          0.808               --
                                                       2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.386          1.409            8,034
                                                       2010      1.259          1.386           63,307
                                                       2009      0.964          1.259           63,318
                                                       2008      1.101          0.964           54,617
                                                       2007      1.052          1.101           34,616
                                                       2006      1.018          1.052           34,623

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.910          0.857          211,856
                                                       2010      0.793          0.910          327,333
                                                       2009      0.683          0.793          339,760
                                                       2008      1.093          0.683          368,040
                                                       2007      1.074          1.093          403,059
                                                       2006      1.001          1.074          231,203

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.982          0.877           20,036
                                                       2010      0.835          0.982           38,987
                                                       2009      0.673          0.835           40,673
                                                       2008      0.977          0.673           44,010
                                                       2007      1.027          0.977           62,752
                                                       2006      1.003          1.027           15,933

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.124          1.068           19,874
                                                       2010      0.994          1.124           42,868
                                                       2009      0.679          0.994           43,614
                                                       2008      1.275          0.679           44,987
                                                       2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.139          1.189           69,652
                                                       2010      1.073          1.139           41,554
                                                       2009      1.000          1.073           40,453
                                                       2008      1.057          1.000           33,583
                                                       2007      1.016          1.057           31,117
                                                       2006      0.980          1.016           31,116

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.212          1.190          123,174
                                                       2010      1.228          1.212               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.657          0.649               --
                                                       2008      1.120          0.657               --
                                                       2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.060          0.935           20,386

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.646               --
                                                       2008      1.144          0.620           15,184
                                                       2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.908          0.835           21,230
                                                       2010      0.809          0.908           23,486
                                                       2009      0.677          0.809           25,918
                                                       2008      1.132          0.677           25,930
                                                       2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.187          1.170           10,689
                                                       2010      1.083          1.187           10,696
                                                       2009      0.789          1.083           10,704
                                                       2008      1.192          0.789           10,713

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.917          0.993               --
                                                       2010      0.808          0.917               --
                                                       2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.156          1.171               --
                                                       2010      1.071          1.156               --
                                                       2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.100          1.091          249,695
                                                       2010      1.005          1.100          262,190
                                                       2009      0.828          1.005          262,197
                                                       2008      1.077          0.828          262,206
                                                       2007      1.047          1.077          262,214
                                                       2006      1.002          1.047          262,221

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.040          1.006               --
                                                       2010      0.937          1.040          140,681
                                                       2009      0.754          0.937          142,369
                                                       2008      1.077          0.754           85,409
                                                       2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.978          0.923          222,989
                                                       2010      0.869          0.978          133,126
                                                       2009      0.686          0.869          149,081
                                                       2008      1.077          0.686          149,081
                                                       2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.085          1.088           45,878
                                                       2010      1.007          1.085           83,771
                                                       2009      0.867          1.007           90,757
                                                       2008      1.137          0.867          114,484
                                                       2007      1.113          1.137          113,886
                                                       2006      1.043          1.113          113,928

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.407          1.393               --
                                                       2010      1.287          1.407               --
                                                       2009      1.086          1.287               --
                                                       2008      1.305          1.086               --
                                                       2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.995          0.894            6,793
                                                       2010      0.875          0.995           24,408
                                                       2009      0.638          0.875           24,771
                                                       2008      1.094          0.638           18,596
                                                       2007      1.049          1.094           19,074
                                                       2006      0.996          1.049           19,087

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.045          1.012               --
                                                       2010      0.912          1.045            7,016
                                                       2009      0.650          0.912            7,055
                                                       2008      1.142          0.650            7,646
                                                       2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.143          1.157               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981           18,714
                                                       2005      1.000          0.993           19,964

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.119          1.155               --
                                                       2008      1.088          1.119          126,037
                                                       2007      1.020          1.088          139,474
                                                       2006      1.001          1.020          138,731
                                                       2005      1.000          1.001           96,251

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055               --
                                                       2005      1.000          1.036          245,223

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           89,349

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           47,400

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           30,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304               --
                                                       2005      1.000          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.435          1.367                --
                                                       2007      1.251          1.435           114,042
                                                       2006      1.240          1.251           142,522
                                                       2005      1.171          1.240           145,125
                                                       2004      1.116          1.171            73,807
                                                       2003      1.000          1.116            21,901

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.254          1.309                --
                                                       2005      1.222          1.254           283,251
                                                       2004      1.120          1.222           119,207
                                                       2003      1.000          1.120            45,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.309          1.275                --
                                                       2005      1.162          1.309            61,934
                                                       2004      1.093          1.162            24,949
                                                       2003      1.000          1.093             2,838

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.818          1.625         1,495,287
                                                       2010      1.659          1.818         1,641,208
                                                       2009      1.189          1.659         1,792,550
                                                       2008      1.968          1.189         2,005,834
                                                       2007      1.747          1.968         2,071,354
                                                       2006      1.479          1.747         2,026,520
                                                       2005      1.322          1.479         2,029,126
                                                       2004      1.188          1.322           774,898
                                                       2003      1.000          1.188           106,893

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.505          1.413         4,329,687
                                                       2010      1.293          1.505         4,547,988
                                                       2009      0.946          1.293         4,803,077
                                                       2008      1.721          0.946         5,089,793
                                                       2007      1.562          1.721         5,836,689
                                                       2006      1.445          1.562         6,229,880
                                                       2005      1.268          1.445         5,994,994
                                                       2004      1.150          1.268         3,486,355
                                                       2003      1.000          1.150           101,350

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.286          1.238         4,568,642
                                                       2010      1.177          1.286         5,069,104
                                                       2009      0.914          1.177         5,265,624
                                                       2008      1.500          0.914         5,713,940
                                                       2007      1.456          1.500         6,887,822
                                                       2006      1.289          1.456         7,309,984
                                                       2005      1.242          1.289         7,417,625
                                                       2004      1.147          1.242         4,311,900
                                                       2003      1.000          1.147           286,040

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.556          1.538                --
                                                       2005      1.342          1.556            13,203
                                                       2004      1.145          1.342                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.549          2.015                --
                                                       2005      1.473          1.549            33,377
                                                       2004      1.144          1.473                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412                --
                                                       2005      1.203          1.299            51,217
                                                       2004      1.074          1.203            51,560
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444                --
                                                       2005      1.201          1.297           281,098
                                                       2004      1.067          1.201            39,689
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.605          1.532         1,089,253
                                                       2010      1.397          1.605         1,382,497
                                                       2009      1.050          1.397         1,688,585
                                                       2008      1.866          1.050         1,717,753
                                                       2007      1.619          1.866         1,620,037
                                                       2006      1.480          1.619         1,618,351
                                                       2005      1.291          1.480         1,321,376
                                                       2004      1.141          1.291           748,539
                                                       2003      1.000          1.141            44,231

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.164          1.892           617,711
                                                       2010      1.716          2.164           679,212
                                                       2009      1.252          1.716           676,881
                                                       2008      2.114          1.252           860,251
                                                       2007      1.870          2.114           931,670
                                                       2006      1.696          1.870           936,448
                                                       2005      1.465          1.696           889,199
                                                       2004      1.198          1.465           340,514
                                                       2003      1.000          1.198            16,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.254          1.259           776,421
                                                       2010      1.135          1.254           757,471
                                                       2009      0.853          1.135           666,629
                                                       2008      1.237          0.853           562,840
                                                       2007      1.216          1.237           583,989
                                                       2006      1.049          1.216           387,521
                                                       2005      1.000          1.049           181,023

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.549          1.446           239,283
                                                       2010      1.238          1.549           287,931
                                                       2009      0.879          1.238           328,379
                                                       2008      1.559          0.879           360,550
                                                       2007      1.429          1.559           473,748
                                                       2006      1.340          1.429           506,412
                                                       2005      1.304          1.340           530,355
                                                       2004      1.193          1.304           350,686
                                                       2003      1.000          1.193            58,586

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.339          1.554                --
                                                       2005      1.235          1.339         1,154,140
                                                       2004      1.118          1.235           392,598
                                                       2003      1.000          1.118            46,651

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.064          2.784                --
                                                       2007      2.426          3.064           826,616
                                                       2006      1.931          2.426           899,510
                                                       2005      1.545          1.931           903,744
                                                       2004      1.263          1.545           510,338
                                                       2003      1.000          1.263            16,979

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.664          1.458           915,923
                                                       2010      1.565          1.664           999,478
                                                       2009      1.165          1.565         1,108,912
                                                       2008      1.992          1.165         1,372,952
                                                       2007      1.759          1.992         1,616,659
                                                       2006      1.477          1.759         1,655,839
                                                       2005      1.367          1.477         1,537,103
                                                       2004      1.176          1.367           744,275
                                                       2003      1.000          1.176            91,973

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.411          1.686                --
                                                       2005      1.322          1.411           931,707
                                                       2004      1.162          1.322           333,036
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.888          1.821            47,821
                                                       2010      1.534          1.888            54,495
                                                       2009      1.083          1.534            51,398
                                                       2008      1.967          1.083           129,490
                                                       2007      1.648          1.967           111,122
                                                       2006      1.483          1.648            98,946
                                                       2005      1.350          1.483           150,635
                                                       2004      1.142          1.350           132,879
                                                       2003      1.000          1.142            10,492

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.349          1.509                --
                                                       2005      1.322          1.349           229,758
                                                       2004      1.174          1.322           154,414
                                                       2003      1.000          1.174            75,427

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.275          1.356                --
                                                       2006      1.212          1.275            69,094
                                                       2005      1.162          1.212           135,892
                                                       2004      1.152          1.162            82,230
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.022          1.081                --
                                                       2009      0.862          1.022         1,341,255
                                                       2008      1.498          0.862         1,396,332
                                                       2007      1.456          1.498         1,969,334
                                                       2006      1.289          1.456         2,114,185
                                                       2005      1.233          1.289         2,850,561
                                                       2004      1.141          1.233         1,017,462
                                                       2003      1.000          1.141            59,078

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.347          1.354         1,609,772
                                                       2010      1.099          1.347         1,697,537
                                                       2009      0.833          1.099         1,838,779
                                                       2008      1.425          0.833         1,943,368
                                                       2007      1.431          1.425         2,106,219
                                                       2006      1.342          1.431         2,378,157
                                                       2005      1.225          1.342         2,595,716
                                                       2004      1.136          1.225         1,638,210
                                                       2003      1.000          1.136            86,440

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.341          1.350           985,023
                                                       2010      1.215          1.341         1,226,866
                                                       2009      1.014          1.215         1,356,372
                                                       2008      1.463          1.014           899,283
                                                       2007      1.376          1.463         1,081,280
                                                       2006      1.222          1.376         1,150,617
                                                       2005      1.195          1.222         1,204,884
                                                       2004      1.120          1.195           866,276
                                                       2003      1.000          1.120            48,675

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.936          0.920                --
                                                       2008      1.352          0.936           713,171
                                                       2007      1.355          1.352           721,173

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.170          1.235                --
                                                       2010      1.059          1.170         3,083,586
                                                       2009      0.770          1.059         3,364,600
                                                       2008      1.357          0.770         3,810,096
                                                       2007      1.358          1.357         4,048,194
                                                       2006      1.219          1.358         4,463,277
                                                       2005      1.181          1.219         5,127,527
                                                       2004      1.129          1.181         3,304,772
                                                       2003      1.000          1.129           622,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.215          1.318                --
                                                       2010      1.107          1.215           179,589
                                                       2009      0.925          1.107           199,544
                                                       2008      1.320          0.925           207,502
                                                       2007      1.265          1.320           238,589
                                                       2006      1.094          1.265           238,992
                                                       2005      1.117          1.094           263,637
                                                       2004      1.102          1.117           136,448
                                                       2003      1.000          1.102            24,582

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.314          1.289            67,515

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.083          1.144         4,930,753
                                                       2010      0.985          1.083         6,757,283
                                                       2009      0.819          0.985         7,038,702
                                                       2008      1.284          0.819         7,130,326
                                                       2007      1.243          1.284         7,365,154
                                                       2006      1.147          1.243         7,950,877
                                                       2005      1.122          1.147         7,987,062
                                                       2004      1.090          1.122         3,959,490
                                                       2003      1.000          1.090             3,593

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.309          1.204           988,783
                                                       2010      1.144          1.309         1,041,042
                                                       2009      0.902          1.144         1,063,172
                                                       2008      1.451          0.902         1,216,001
                                                       2007      1.461          1.451         1,521,470
                                                       2006      1.275          1.461         1,391,449
                                                       2005      1.241          1.275         1,633,813
                                                       2004      1.169          1.241         1,076,070
                                                       2003      1.000          1.169           136,378

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.163          1.134           549,060
                                                       2010      1.080          1.163           582,568
                                                       2009      0.774          1.080           606,415
                                                       2008      1.258          0.774           690,018
                                                       2007      1.218          1.258           752,205
                                                       2006      1.187          1.218           848,137
                                                       2005      1.151          1.187         1,043,891
                                                       2004      1.169          1.151           801,883
                                                       2003      1.000          1.169           192,810

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.269          1.306           158,722
                                                       2010      1.182          1.269           163,042
                                                       2009      0.968          1.182           173,725
                                                       2008      1.533          0.968           184,511
                                                       2007      1.505          1.533           225,454
                                                       2006      1.298          1.505           256,319
                                                       2005      1.242          1.298           250,280
                                                       2004      1.148          1.242           161,407
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.604          1.512           161,074
                                                       2010      1.335          1.604           178,611
                                                       2009      1.001          1.335           214,435
                                                       2008      1.577          1.001           298,254
                                                       2007      1.501          1.577           321,411
                                                       2006      1.333          1.501           332,437
                                                       2005      1.255          1.333           354,626
                                                       2004      1.159          1.255           301,415
                                                       2003      1.000          1.159            58,427

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.713          1.703           376,542
                                                       2010      1.395          1.713           409,725
                                                       2009      0.997          1.395           476,750
                                                       2008      1.714          0.997           470,641
                                                       2007      1.589          1.714           592,745
                                                       2006      1.437          1.589           146,024
                                                       2005      1.397          1.437           144,027
                                                       2004      1.237          1.397           113,400
                                                       2003      1.000          1.237             6,848

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.890          0.865                --
                                                       2008      1.451          0.890         1,040,385
                                                       2007      1.411          1.451         1,063,578
                                                       2006      1.249          1.411         1,019,924
                                                       2005      1.222          1.249         1,327,778
                                                       2004      1.130          1.222         1,134,461
                                                       2003      1.000          1.130             9,822

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.314          1.335                --
                                                       2006      1.194          1.314         1,083,380
                                                       2005      1.175          1.194         1,204,842
                                                       2004      1.123          1.175           239,160
                                                       2003      1.000          1.123                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.961          0.949                --
                                                       2010      0.897          0.961           229,583
                                                       2009      0.779          0.897           371,896
                                                       2008      1.008          0.779           430,132
                                                       2007      1.015          1.008         1,248,186
                                                       2006      0.994          1.015         1,276,941
                                                       2005      0.990          0.994         1,265,078
                                                       2004      0.998          0.990           912,322
                                                       2003      1.000          0.998             4,700

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.248          1.272                --
                                                       2010      1.141          1.248           573,348
                                                       2009      0.975          1.141           585,124
                                                       2008      1.151          0.975           617,931
                                                       2007      1.151          1.151           811,284
                                                       2006      1.114          1.151           835,830
                                                       2005      1.107          1.114           828,193
                                                       2004      1.058          1.107           567,400
                                                       2003      1.000          1.058            48,865

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.584          1.590           662,750
                                                       2010      1.385          1.584           653,611
                                                       2009      0.883          1.385           662,274
                                                       2008      1.286          0.883           727,070
                                                       2007      1.307          1.286         1,395,831
                                                       2006      1.201          1.307         1,451,922
                                                       2005      1.193          1.201         1,483,035
                                                       2004      1.102          1.193         1,141,306
                                                       2003      1.000          1.102           130,396

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.036          1.029                --
                                                       2009      1.054          1.036         4,812,892
                                                       2008      1.047          1.054         5,387,913
                                                       2007      1.018          1.047         3,003,508
                                                       2006      0.992          1.018         2,325,345
                                                       2005      0.984          0.992           774,535
                                                       2004      0.995          0.984           780,392
                                                       2003      1.000          0.995            46,545

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.595          1.700                --
                                                       2006      1.441          1.595           476,998
                                                       2005      1.400          1.441           557,138
                                                       2004      1.235          1.400           443,008
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.470          1.540                --
                                                       2006      1.269          1.470           218,530
                                                       2005      1.243          1.269           320,576
                                                       2004      1.170          1.243           165,229
                                                       2003      1.000          1.170            39,467

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.468          1.524                --
                                                       2006      1.276          1.468         1,521,487
                                                       2005      1.260          1.276         1,513,881
                                                       2004      1.141          1.260           641,008
                                                       2003      1.000          1.141            47,318

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.644          1.809                --
                                                       2006      1.493          1.644         1,840,810
                                                       2005      1.407          1.493         1,817,567
                                                       2004      1.156          1.407         1,055,374
                                                       2003      1.000          1.156            54,239

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.525          1.598                --
                                                       2006      1.444          1.525           205,849

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.264          1.242           213,811
                                                       2010      1.145          1.264           218,106
                                                       2009      0.979          1.145           218,125
                                                       2008      1.593          0.979           196,268
                                                       2007      1.584          1.593           205,843

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.881          0.818            81,772
                                                       2010      0.772          0.881            74,999
                                                       2009      0.583          0.772           209,602
                                                       2008      1.017          0.583           226,384
                                                       2007      1.217          1.017            98,403
                                                       2006      1.003          1.217            93,158

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.424          1.255            37,632
                                                       2010      1.215          1.424            35,067
                                                       2009      0.959          1.215            32,701
                                                       2008      1.308          0.959            33,631
                                                       2007      1.347          1.308            34,583
                                                       2006      1.267          1.347            22,739

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.758          1.483           293,862
                                                       2010      1.536          1.758           273,845
                                                       2009      1.008          1.536           284,464
                                                       2008      1.733          1.008           350,405
                                                       2007      1.783          1.733           455,954
                                                       2006      1.621          1.783           391,878

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.385          1.347            27,798
                                                       2010      1.117          1.385            28,106
                                                       2009      0.849          1.117            17,952
                                                       2008      1.410          0.849             7,688
                                                       2007      1.290          1.410             7,450
                                                       2006      1.303          1.290             3,980

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.734          1.576           111,994
                                                       2010      1.612          1.734           198,896
                                                       2009      1.148          1.612           234,362
                                                       2008      2.013          1.148           205,076
                                                       2007      1.573          2.013            54,288
                                                       2006      1.538          1.573            11,913

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.103          1.024            19,086
                                                       2010      0.915          1.103            12,197
                                                       2009      0.682          0.915            11,540
                                                       2008      1.128          0.682            11,546
                                                       2007      1.276          1.128            12,630

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.968          0.914         1,444,548
                                                       2010      0.786          0.968         1,565,945
                                                       2009      0.633          0.786         1,910,063
                                                       2008      1.055          0.633         2,234,333
                                                       2007      1.069          1.055         2,603,622
                                                       2006      1.015          1.069            75,090

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.820          0.778                --
                                                       2008      1.457          0.820           219,149
                                                       2007      1.328          1.457           226,896
                                                       2006      1.347          1.328           237,256

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.132          1.034           713,082
                                                       2010      1.084          1.132         1,030,597

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.988          0.843                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.560          2.041           666,462
                                                       2010      2.111          2.560           722,481
                                                       2009      1.274          2.111           741,806
                                                       2008      2.788          1.274           801,949

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.665          1.458            17,088
                                                       2010      1.524          1.665            16,442
                                                       2009      1.181          1.524            15,743
                                                       2008      2.090          1.181            39,421
                                                       2007      1.995          2.090            34,760

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.345          1.470         1,284,526
                                                       2010      1.269          1.345         1,408,517
                                                       2009      1.094          1.269         1,191,449
                                                       2008      1.194          1.094         1,291,871
                                                       2007      1.131          1.194         1,307,647

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.443          1.460         2,932,798
                                                       2010      1.360          1.443         3,107,915
                                                       2009      1.223          1.360         2,979,214

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.364          1.277            96,707
                                                       2010      1.197          1.364           104,618
                                                       2009      0.985          1.197           104,041
                                                       2008      1.495          0.985           111,497
                                                       2007      1.452          1.495           135,176
                                                       2006      1.354          1.452           143,212

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.290                --
                                                       2006      1.114          1.170             1,145

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.636          1.663           399,356
                                                       2010      1.487          1.636           603,953
                                                       2009      1.140          1.487           724,439
                                                       2008      1.302          1.140           729,447
                                                       2007      1.245          1.302           798,298
                                                       2006      1.205          1.245           830,888

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.908          0.855         2,559,638
                                                       2010      0.791          0.908         2,716,093
                                                       2009      0.682          0.791         3,111,982
                                                       2008      1.092          0.682         3,365,605
                                                       2007      1.073          1.092         3,936,256
                                                       2006      1.001          1.073         2,201,314

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.979          0.874           767,272
                                                       2010      0.833          0.979           808,209
                                                       2009      0.672          0.833           988,718
                                                       2008      0.976          0.672         1,147,027
                                                       2007      1.026          0.976         1,189,380
                                                       2006      1.003          1.026           741,932

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.369          1.301            26,216
                                                       2010      1.212          1.369            40,668
                                                       2009      0.828          1.212            41,773
                                                       2008      1.557          0.828            41,944
                                                       2007      1.318          1.557            49,003
                                                       2006      1.354          1.318            50,352

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.184          1.235           905,766
                                                       2010      1.116          1.184           943,826
                                                       2009      1.041          1.116         1,030,398
                                                       2008      1.101          1.041           975,529
                                                       2007      1.058          1.101         1,150,655
                                                       2006      1.021          1.058         1,433,752

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.180          1.054           254,353
                                                       2010      1.004          1.180           262,756
                                                       2009      0.799          1.004           268,297

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.471          1.443         3,627,156
                                                       2010      1.490          1.471         2,231,502

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.743          0.733                --
                                                       2008      1.267          0.743            40,035
                                                       2007      1.293          1.267            40,650
                                                       2006      1.261          1.293            40,630

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.232          1.087         2,730,684

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.719          0.749                --
                                                       2008      1.328          0.719            54,939
                                                       2007      1.303          1.328            53,615
                                                       2006      1.288          1.303            48,951

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.099          1.010           422,174
                                                       2010      0.979          1.099           498,641
                                                       2009      0.820          0.979           499,772
                                                       2008      1.371          0.820           577,616
                                                       2007      1.344          1.371           654,213
                                                       2006      1.313          1.344           665,775

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.363          1.344            97,472
                                                       2010      1.245          1.363           101,771
                                                       2009      0.907          1.245            97,736
                                                       2008      1.371          0.907           153,981

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.915          0.991                --
                                                       2010      0.807          0.915                --
                                                       2009      0.626          0.807                --
                                                       2008      1.071          0.626                --
                                                       2007      1.058          1.071           381,370
                                                       2006      1.002          1.058           310,206

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.153          1.168            53,510
                                                       2010      1.069          1.153           115,356
                                                       2009      0.904          1.069           106,807
                                                       2008      1.077          0.904           106,814
                                                       2007      1.040          1.077            66,364
                                                       2006      1.001          1.040            66,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.097          1.088           266,866
                                                       2010      1.003          1.097           152,972
                                                       2009      0.827          1.003            28,217
                                                       2008      1.076          0.827            28,218
                                                       2007      1.047          1.076                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.038          1.004         1,237,300
                                                       2010      0.935          1.038         1,343,703
                                                       2009      0.753          0.935           436,146
                                                       2008      1.076          0.753            71,234
                                                       2007      1.052          1.076            63,692
                                                       2006      1.002          1.052            54,913

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.975          0.920           598,497
                                                       2010      0.867          0.975           624,258
                                                       2009      0.685          0.867           652,089
                                                       2008      1.076          0.685           685,679
                                                       2007      1.057          1.076           405,855
                                                       2006      1.002          1.057           420,386

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.232          1.228           400,298
                                                       2010      1.098          1.232           465,402
                                                       2009      0.894          1.098         1,067,655

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.275          1.278         2,453,743
                                                       2010      1.183          1.275         2,626,582
                                                       2009      1.019          1.183         2,736,800
                                                       2008      1.338          1.019         2,991,449
                                                       2007      1.310          1.338         3,074,637
                                                       2006      1.228          1.310         3,009,252

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.398          1.383                --
                                                       2010      1.280          1.398                --
                                                       2009      1.080          1.280                --
                                                       2008      1.466          1.080                --
                                                       2007      1.389          1.466           326,794
                                                       2006      1.260          1.389           302,482

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.993          0.892         1,062,564
                                                       2010      0.873          0.993         1,154,149
                                                       2009      0.637          0.873         1,214,289
                                                       2008      1.093          0.637         1,323,542
                                                       2007      1.049          1.093         1,415,023
                                                       2006      0.996          1.049         1,529,469

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.042          1.009           191,755
                                                       2010      0.911          1.042           205,240
                                                       2009      0.649          0.911           196,984
                                                       2008      1.141          0.649           153,080
                                                       2007      1.066          1.141            97,470
                                                       2006      0.998          1.066            65,194

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.272          1.287           538,737

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126                --
                                                       2006      1.119          1.105         1,235,931
                                                       2005      1.118          1.119         1,173,904
                                                       2004      1.046          1.118           480,974
                                                       2003      1.000          1.046             1,830

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.182          1.220                --
                                                       2008      1.150          1.182         2,899,826
                                                       2007      1.079          1.150         3,051,036
                                                       2006      1.059          1.079         2,990,131
                                                       2005      1.054          1.059         2,975,492
                                                       2004      1.025          1.054         1,575,737
                                                       2003      1.000          1.025           161,150

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.855          2.006                --
                                                       2006      1.481          1.855            21,065
                                                       2005      1.346          1.481            21,068
                                                       2004      1.181          1.346            35,821
                                                       2003      1.000          1.181            26,757

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.849          1.972                --
                                                       2006      1.607          1.849           245,346
                                                       2005      1.531          1.607           230,092
                                                       2004      1.237          1.531            71,741
                                                       2003      1.000          1.237                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.267          1.347                --
                                                       2005      1.188          1.267           237,282
                                                       2004      1.137          1.188           213,739
                                                       2003      1.000          1.137            73,225

  Travelers Equity Income Subaccount (11/99).........  2006      1.251          1.313                --
                                                       2005      1.221          1.251           824,943
                                                       2004      1.133          1.221           476,251
                                                       2003      1.000          1.133            53,475

  Travelers Large Cap Subaccount (11/99).............  2006      1.251          1.288                --
                                                       2005      1.174          1.251            51,576
                                                       2004      1.124          1.174            30,930
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142                --
                                                       2005      1.000          1.075           224,869

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028            60,029

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080                --
                                                       2005      1.000          1.044            37,869

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.107                --
                                                       2005      1.000          1.063           125,996

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.032          1.021                --
                                                       2005      1.039          1.032         1,601,341
                                                       2004      1.030          1.039           811,671
                                                       2003      1.000          1.030            52,572

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.361          1.444                --
                                                       2005      1.239          1.361           204,476
                                                       2004      1.090          1.239           187,292
                                                       2003      1.000          1.090            46,178

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.281          1.354                --
                                                       2005      1.267          1.281            55,570
                                                       2004      1.132          1.267                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.191          1.228                --
                                                       2005      1.180          1.191         3,076,181
                                                       2004      1.079          1.180         1,454,853
                                                       2003      1.000          1.079           143,878

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260                --
                                                       2005      1.118          1.167           231,351
                                                       2004      1.000          1.118            11,142

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.413          1.621                --
                                                       2005      1.316          1.413           384,216
                                                       2004      1.159          1.316           251,249
                                                       2003      1.000          1.159            22,094

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.277          1.354                --
                                                       2005      1.229          1.277           199,926
                                                       2004      1.127          1.229            95,914
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.194          1.205                --
                                                       2005      1.174          1.194           666,469
                                                       2004      1.079          1.174           177,422
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.208          1.260                --
                                                       2005      1.208          1.208            76,057
                                                       2004      1.117          1.208            17,780
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133             2,946

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                --
                                                       2005      1.000          1.106             2,986

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.216          1.261                --
                                                       2005      1.150          1.216            42,957
                                                       2004      1.129          1.150             5,030
                                                       2003      1.000          1.129             3,588

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.00% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.537          0.768                --
                                                       2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            52,007
                                                       2004      1.244          1.356            68,740
                                                       2003      0.960          1.244            60,410
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           326,492
                                                       2010      1.818          1.991           496,427
                                                       2009      1.303          1.818           568,754
                                                       2008      2.158          1.303           585,001
                                                       2007      1.917          2.158           546,193
                                                       2006      1.624          1.917           673,510
                                                       2005      1.452          1.624           620,985
                                                       2004      1.305          1.452           617,024
                                                       2003      0.984          1.305           245,201
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577         1,338,099
                                                       2010      1.444          1.680         1,580,376
                                                       2009      1.057          1.444         1,769,843
                                                       2008      1.925          1.057         1,967,352
                                                       2007      1.748          1.925         2,263,556
                                                       2006      1.618          1.748         2,558,407
                                                       2005      1.420          1.618         2,623,671
                                                       2004      1.288          1.420         2,237,064
                                                       2003      0.961          1.288         1,598,863
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355         1,609,927
                                                       2010      1.289          1.408         1,874,223
                                                       2009      1.002          1.289         2,027,763
                                                       2008      1.645          1.002         2,178,947
                                                       2007      1.598          1.645         2,469,648
                                                       2006      1.415          1.598         2,652,459
                                                       2005      1.364          1.415         2,780,088
                                                       2004      1.261          1.364         2,532,220
                                                       2003      0.971          1.261         1,686,036
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            51,519
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.747          1.668           400,847
                                                       2010      1.522          1.747           428,926
                                                       2009      1.145          1.522           450,704
                                                       2008      2.035          1.145           499,267
                                                       2007      1.767          2.035           444,740
                                                       2006      1.615          1.767           419,747
                                                       2005      1.410          1.615           404,405
                                                       2004      1.247          1.410           301,307
                                                       2003      0.991          1.247           271,609
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.405          2.101           253,032
                                                       2010      1.908          2.405           259,296
                                                       2009      1.393          1.908           269,311
                                                       2008      2.353          1.393           277,225
                                                       2007      2.082          2.353           329,854
                                                       2006      1.889          2.082           345,497
                                                       2005      1.633          1.889           490,035
                                                       2004      1.336          1.633           481,359
                                                       2003      0.986          1.336           440,565
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.250          1.255           142,048
                                                       2010      1.132          1.250           206,531
                                                       2009      0.852          1.132           190,576
                                                       2008      1.236          0.852           189,821
                                                       2007      1.215          1.236           199,445
                                                       2006      1.048          1.215           173,553
                                                       2005      1.000          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.686          1.573           115,122
                                                       2010      1.348          1.686           124,950
                                                       2009      0.958          1.348           131,379
                                                       2008      1.699          0.958           132,919
                                                       2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           532,076
                                                       2004      1.220          1.347           487,997
                                                       2003      0.994          1.220           408,193
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171                --
                                                       2007      2.765          3.490            97,287
                                                       2006      2.202          2.765            78,000
                                                       2005      1.763          2.202            93,411
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           218,943
                                                       2010      1.700          1.807           254,343
                                                       2009      1.266          1.700           263,360
                                                       2008      2.166          1.266           269,485
                                                       2007      1.914          2.166           346,313
                                                       2006      1.608          1.914           409,605
                                                       2005      1.489          1.608           363,409
                                                       2004      1.281          1.489           343,453
                                                       2003      0.989          1.281           264,013
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            82,507
                                                       2004      1.265          1.438            57,389
                                                       2003      0.976          1.265            26,240
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.139          2.062            85,340
                                                       2010      1.738          2.139            91,616
                                                       2009      1.228          1.738           108,772
                                                       2008      2.231          1.228           109,176
                                                       2007      1.870          2.231           110,258
                                                       2006      1.684          1.870           110,667
                                                       2005      1.533          1.684           105,346
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.108          1.172                --
                                                       2009      0.936          1.108           260,348
                                                       2008      1.627          0.936           266,359
                                                       2007      1.582          1.627           514,303
                                                       2006      1.401          1.582           415,144
                                                       2005      1.341          1.401           405,706
                                                       2004      1.241          1.341           490,193
                                                       2003      0.963          1.241           381,267
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.481          1.488           982,507
                                                       2010      1.209          1.481         1,073,899
                                                       2009      0.916          1.209         1,146,181
                                                       2008      1.569          0.916         1,218,795
                                                       2007      1.577          1.569         1,522,176
                                                       2006      1.479          1.577         1,689,670
                                                       2005      1.351          1.479         1,968,918
                                                       2004      1.254          1.351         1,976,252
                                                       2003      0.951          1.254         1,360,933
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.424          1.432           709,638
                                                       2010      1.289          1.424           776,702
                                                       2009      1.077          1.289           828,892
                                                       2008      1.555          1.077           787,380
                                                       2007      1.463          1.555           977,846
                                                       2006      1.300          1.463         1,057,241
                                                       2005      1.272          1.300         1,168,829
                                                       2004      1.193          1.272         1,215,468
                                                       2003      0.977          1.193           977,437
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.993                --
                                                       2008      1.461          1.011           122,786
                                                       2007      1.465          1.461           146,664

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.289          1.360                --
                                                       2010      1.167          1.289         2,896,354
                                                       2009      0.849          1.167         3,080,174
                                                       2008      1.497          0.849         3,491,265
                                                       2007      1.500          1.497         4,036,762
                                                       2006      1.347          1.500         4,329,793
                                                       2005      1.305          1.347         4,789,224
                                                       2004      1.249          1.305         5,358,026
                                                       2003      0.969          1.249         3,663,428
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.281          1.390                --
                                                       2010      1.168          1.281            43,424
                                                       2009      0.976          1.168            43,453
                                                       2008      1.394          0.976            48,571
                                                       2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.385          1.358            29,224

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.160          1.225           299,669
                                                       2010      1.055          1.160           494,258
                                                       2009      0.878          1.055           585,437
                                                       2008      1.377          0.878         1,000,452
                                                       2007      1.334          1.377         1,171,876
                                                       2006      1.231          1.334         1,250,551
                                                       2005      1.205          1.231         1,297,692
                                                       2004      1.171          1.205         1,500,768
                                                       2003      0.979          1.171         1,102,197
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.464          1.346           500,765
                                                       2010      1.281          1.464           541,144
                                                       2009      1.010          1.281           580,428
                                                       2008      1.625          1.010           614,275
                                                       2007      1.637          1.625           751,038
                                                       2006      1.430          1.637           644,776
                                                       2005      1.392          1.430           696,829
                                                       2004      1.312          1.392           739,382
                                                       2003      0.966          1.312           438,821
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.357          1.321           153,103
                                                       2010      1.260          1.357           157,230
                                                       2009      0.903          1.260           174,642
                                                       2008      1.469          0.903           185,729
                                                       2007      1.424          1.469           332,537
                                                       2006      1.388          1.424           419,425
                                                       2005      1.346          1.388           464,076
                                                       2004      1.369          1.346           518,533
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410           172,564
                                                       2010      1.277          1.370           206,094
                                                       2009      1.046          1.277           209,459
                                                       2008      1.658          1.046           223,704
                                                       2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           352,524
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.714          1.614           105,548
                                                       2010      1.427          1.714           108,729
                                                       2009      1.070          1.427           118,171
                                                       2008      1.687          1.070           128,844
                                                       2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           441,507
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941           105,501
                                                       2010      1.592          1.953           109,303
                                                       2009      1.137          1.592           117,268
                                                       2008      1.957          1.137           125,188
                                                       2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924                --
                                                       2008      1.551          0.950           240,557
                                                       2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           427,554
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           149,235
                                                       2005      1.272          1.291           175,226
                                                       2004      1.216          1.272           200,461
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945                --
                                                       2010      0.895          0.958            34,947
                                                       2009      0.777          0.895            53,214
                                                       2008      1.006          0.777            76,954
                                                       2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.301          1.325                --
                                                       2010      1.190          1.301           254,872
                                                       2009      1.018          1.190           286,003
                                                       2008      1.202          1.018           300,701
                                                       2007      1.202          1.202           308,150
                                                       2006      1.164          1.202           305,999
                                                       2005      1.158          1.164           301,636
                                                       2004      1.106          1.158           294,884
                                                       2003      1.010          1.106           269,361
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.803          1.810           473,345
                                                       2010      1.578          1.803           530,748
                                                       2009      1.006          1.578           570,467
                                                       2008      1.466          1.006           584,823
                                                       2007      1.491          1.466           638,240
                                                       2006      1.371          1.491           685,810
                                                       2005      1.363          1.371           692,777
                                                       2004      1.259          1.363           737,356
                                                       2003      1.007          1.259         1,079,911
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.024          1.017                --
                                                       2009      1.042          1.024         1,025,313
                                                       2008      1.037          1.042         1,303,252
                                                       2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           784,681
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           260,923
                                                       2005      1.389          1.417           270,363
                                                       2004      1.308          1.389           263,383
                                                       2003      0.960          1.308           226,395
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           412,477
                                                       2005      1.369          1.385           383,591
                                                       2004      1.239          1.369           298,466
                                                       2003      1.000          1.239           176,249

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           333,170
                                                       2005      1.525          1.618           358,455
                                                       2004      1.255          1.525           361,705
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            35,632

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312            21,417
                                                       2010      1.210          1.335            32,564
                                                       2009      1.036          1.210            37,638
                                                       2008      1.685          1.036            26,990
                                                       2007      1.677          1.685            32,213

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816            98,524
                                                       2010      0.771          0.879           125,550
                                                       2009      0.582          0.771           111,581
                                                       2008      1.016          0.582           121,205
                                                       2007      1.217          1.016           126,435
                                                       2006      1.003          1.217           149,294

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.420          1.251                --
                                                       2010      1.212          1.420                --
                                                       2009      0.958          1.212                --
                                                       2008      1.307          0.958                --
                                                       2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.907          1.608           193,217
                                                       2010      1.668          1.907           178,839
                                                       2009      1.094          1.668           209,241
                                                       2008      1.883          1.094           182,934
                                                       2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.382          1.343             2,148
                                                       2010      1.114          1.382             2,149
                                                       2009      0.847          1.114             2,430
                                                       2008      1.408          0.847               710
                                                       2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625            24,670
                                                       2010      1.664          1.789            53,149
                                                       2009      1.185          1.664            76,064
                                                       2008      2.080          1.185            58,172
                                                       2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.100          1.021             1,926
                                                       2010      0.913          1.100            42,628
                                                       2009      0.681          0.913            40,700
                                                       2008      1.126          0.681            26,487
                                                       2007      1.274          1.126            25,543

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.965          0.911           252,736
                                                       2010      0.785          0.965           291,491
                                                       2009      0.633          0.785           316,815
                                                       2008      1.054          0.633           367,579
                                                       2007      1.069          1.054           485,181
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836                --
                                                       2008      1.567          0.881            50,611
                                                       2007      1.429          1.567            48,642
                                                       2006      1.450          1.429            50,274

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.227          1.121           235,577
                                                       2010      1.176          1.227           254,296

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840           341,831

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.912          2.321            69,258
                                                       2010      2.403          2.912            83,785
                                                       2009      1.451          2.403            96,785
                                                       2008      3.176          1.451           120,301

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.760          1.541           135,747
                                                       2010      1.612          1.760           171,286
                                                       2009      1.250          1.612           209,067
                                                       2008      2.213          1.250           236,538
                                                       2007      2.113          2.213           242,401

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.336          1.461           341,360
                                                       2010      1.262          1.336           345,199
                                                       2009      1.088          1.262           525,943
                                                       2008      1.189          1.088           462,924
                                                       2007      1.126          1.189           332,092

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.461          1.367            42,416
                                                       2010      1.282          1.461            51,918
                                                       2009      1.056          1.282            65,327
                                                       2008      1.604          1.056            40,364
                                                       2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.785          1.813            55,132
                                                       2010      1.623          1.785            48,654
                                                       2009      1.244          1.623            78,560
                                                       2008      1.422          1.244             1,578
                                                       2007      1.360          1.422             3,256
                                                       2006      1.317          1.360             7,460

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.853           733,645
                                                       2010      0.790          0.906           810,324
                                                       2009      0.681          0.790           950,292
                                                       2008      1.091          0.681           965,887
                                                       2007      1.073          1.091         1,205,286
                                                       2006      1.001          1.073           772,130

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.977          0.872           306,822
                                                       2010      0.831          0.977           346,133
                                                       2009      0.671          0.831           393,048
                                                       2008      0.975          0.671           428,497
                                                       2007      1.026          0.975           547,563
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497           349,891
                                                       2010      1.396          1.577           419,868
                                                       2009      0.955          1.396           441,995
                                                       2008      1.795          0.955           412,754
                                                       2007      1.521          1.795           421,462
                                                       2006      1.562          1.521           395,173

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.235          1.288           398,260
                                                       2010      1.165          1.235           403,645
                                                       2009      1.087          1.165           402,977
                                                       2008      1.150          1.087           388,128
                                                       2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.604          1.572           383,591
                                                       2010      1.625          1.604           379,836

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770                --
                                                       2008      1.332          0.780            26,218
                                                       2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.357          1.197         2,576,853

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785                --
                                                       2008      1.393          0.753           134,494
                                                       2007      1.367          1.393           181,012
                                                       2006      1.352          1.367           201,565

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095           516,364
                                                       2010      1.062          1.191           563,216
                                                       2009      0.890          1.062           644,505
                                                       2008      1.489          0.890           708,245
                                                       2007      1.459          1.489           839,374
                                                       2006      1.426          1.459           876,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.458          1.436            13,054
                                                       2010      1.332          1.458            15,268
                                                       2009      0.971          1.332            15,727
                                                       2008      1.468          0.971            19,318

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.913          0.988                --
                                                       2010      0.805          0.913           368,690
                                                       2009      0.625          0.805            59,859
                                                       2008      1.070          0.625            65,506
                                                       2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.151          1.165                --
                                                       2010      1.067          1.151                --
                                                       2009      0.903          1.067                --
                                                       2008      1.076          0.903                --
                                                       2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.095          1.084                --
                                                       2010      1.001          1.095           153,355
                                                       2009      0.826          1.001           171,710
                                                       2008      1.075          0.826           173,118
                                                       2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.035          1.001           801,844
                                                       2010      0.933          1.035         1,009,157
                                                       2009      0.752          0.933           579,908
                                                       2008      1.076          0.752           438,422
                                                       2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.973          0.918           561,172
                                                       2010      0.865          0.973           602,177
                                                       2009      0.684          0.865           628,954
                                                       2008      1.075          0.684           673,543
                                                       2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328         1,038,186
                                                       2010      1.231          1.326         1,178,593
                                                       2009      1.061          1.231         1,314,384
                                                       2008      1.393          1.061         1,392,780
                                                       2007      1.365          1.393         1,777,234
                                                       2006      1.280          1.365         1,839,360

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.390          1.374                --
                                                       2010      1.272          1.390                --
                                                       2009      1.074          1.272                --
                                                       2008      1.463          1.074                --
                                                       2007      1.387          1.463           331,646
                                                       2006      1.259          1.387           299,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889           131,253
                                                       2010      0.872          0.991           156,165
                                                       2009      0.636          0.872           173,239
                                                       2008      1.092          0.636           164,832
                                                       2007      1.048          1.092           140,830
                                                       2006      0.996          1.048           144,015

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.040          1.006            83,098
                                                       2010      0.909          1.040            93,013
                                                       2009      0.648          0.909           104,772
                                                       2008      1.140          0.648           109,471
                                                       2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.326          1.341           238,433

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           356,353
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237                --
                                                       2008      1.167          1.199         1,729,338
                                                       2007      1.095          1.167         1,803,314
                                                       2006      1.076          1.095         2,075,298
                                                       2005      1.071          1.076         2,289,666
                                                       2004      1.042          1.071         2,142,336
                                                       2003      1.012          1.042         2,159,661
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           223,458
                                                       2005      1.427          1.569           268,764
                                                       2004      1.253          1.427           247,544
                                                       2003      0.994          1.253           228,802
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           185,531
                                                       2005      1.773          1.860           180,260
                                                       2004      1.433          1.773           174,820
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            50,544
                                                       2004      1.226          1.279            51,795
                                                       2003      0.967          1.226            36,151
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           885,053
                                                       2004      1.232          1.327           845,967
                                                       2003      0.958          1.232           788,681
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           123,225
                                                       2004      1.181          1.233           118,258
                                                       2003      0.967          1.181           115,801
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.000          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      1.000          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            37,711
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           401,894
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,983,237
                                                       2004      1.126          1.230         1,772,081
                                                       2003      0.986          1.126         1,382,861
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166           323,762
                                                       2004      1.000          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             3,188
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.428          1.361                 --
                                                       2007      1.247          1.428            114,349
                                                       2006      1.237          1.247            117,674
                                                       2005      1.170          1.237             97,729
                                                       2004      1.116          1.170             32,274
                                                       2003      1.000          1.116                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                 --
                                                       2005      1.220          1.251            456,774
                                                       2004      1.120          1.220             80,349
                                                       2003      1.000          1.120                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                 --
                                                       2005      1.160          1.305            357,360
                                                       2004      1.093          1.160              1,456
                                                       2003      1.000          1.093                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.805          1.611          2,470,013
                                                       2010      1.649          1.805          2,727,807
                                                       2009      1.182          1.649          2,980,480
                                                       2008      1.959          1.182          3,286,725
                                                       2007      1.741          1.959          3,748,499
                                                       2006      1.476          1.741          3,692,166
                                                       2005      1.320          1.476          3,228,487
                                                       2004      1.188          1.320          1,200,115
                                                       2003      1.000          1.188            176,559

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.494          1.401          6,755,419
                                                       2010      1.285          1.494          7,499,647
                                                       2009      0.941          1.285          8,257,041
                                                       2008      1.714          0.941          9,090,129
                                                       2007      1.557          1.714          9,982,768
                                                       2006      1.442          1.557         10,926,014
                                                       2005      1.266          1.442          9,986,598
                                                       2004      1.149          1.266          3,633,672
                                                       2003      1.000          1.149            119,569

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.276          1.228          8,792,530
                                                       2010      1.169          1.276          9,446,905
                                                       2009      0.909          1.169         10,102,320
                                                       2008      1.493          0.909         10,710,178
                                                       2007      1.451          1.493         12,558,651
                                                       2006      1.286          1.451         13,338,265
                                                       2005      1.240          1.286         12,211,884
                                                       2004      1.147          1.240          4,010,706
                                                       2003      1.000          1.147            309,531

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                 --
                                                       2005      1.341          1.553             15,582
                                                       2004      1.145          1.341                 --
                                                       2003      1.000          1.145                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.545          2.008                 --
                                                       2005      1.471          1.545             88,607
                                                       2004      1.143          1.471                 --
                                                       2003      1.000          1.143                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                 --
                                                       2005      1.201          1.297             98,499
                                                       2004      1.074          1.201             11,644
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                 --
                                                       2005      1.199          1.294            510,788
                                                       2004      1.067          1.199             32,088
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.593          1.519          1,692,957
                                                       2010      1.388          1.593          1,795,756
                                                       2009      1.044          1.388          2,079,031
                                                       2008      1.858          1.044          2,210,809
                                                       2007      1.614          1.858          2,240,558
                                                       2006      1.476          1.614          2,306,693
                                                       2005      1.289          1.476          2,185,064
                                                       2004      1.141          1.289            449,284
                                                       2003      1.000          1.141             82,924

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.148          1.876            982,996
                                                       2010      1.705          2.148          1,145,019
                                                       2009      1.246          1.705          1,185,697
                                                       2008      2.105          1.246          1,301,855
                                                       2007      1.863          2.105          1,378,564
                                                       2006      1.692          1.863          1,465,870
                                                       2005      1.463          1.692          1,283,215
                                                       2004      1.198          1.463            442,620
                                                       2003      1.000          1.198             53,855

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.247          1.251          1,311,827
                                                       2010      1.130          1.247          1,346,056
                                                       2009      0.850          1.130          1,337,708
                                                       2008      1.234          0.850          1,502,191
                                                       2007      1.214          1.234          2,139,957
                                                       2006      1.048          1.214          1,753,408
                                                       2005      1.000          1.048            692,069

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.537          1.434            253,898
                                                       2010      1.230          1.537            325,492
                                                       2009      0.874          1.230            393,782
                                                       2008      1.552          0.874            420,984
                                                       2007      1.424          1.552            471,727
                                                       2006      1.337          1.424            545,220
                                                       2005      1.302          1.337            677,799
                                                       2004      1.193          1.302            307,403
                                                       2003      1.000          1.193             46,123

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                 --
                                                       2005      1.233          1.336          1,676,368
                                                       2004      1.117          1.233            621,592
                                                       2003      1.000          1.117             52,270

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.050          2.771                 --
                                                       2007      2.418          3.050            972,084
                                                       2006      1.927          2.418          1,024,769
                                                       2005      1.543          1.927            869,773
                                                       2004      1.263          1.543            161,330
                                                       2003      1.000          1.263                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.652          1.446          1,714,756
                                                       2010      1.555          1.652          1,965,658
                                                       2009      1.158          1.555          2,242,157
                                                       2008      1.983          1.158          2,456,722
                                                       2007      1.753          1.983          2,787,846
                                                       2006      1.474          1.753          3,046,408
                                                       2005      1.365          1.474          2,665,780
                                                       2004      1.176          1.365            685,775
                                                       2003      1.000          1.176             58,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.408          1.680                 --
                                                       2005      1.320          1.408          1,051,123
                                                       2004      1.161          1.320            220,567
                                                       2003      1.000          1.161                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.874          1.806            139,296
                                                       2010      1.524          1.874            137,888
                                                       2009      1.077          1.524            133,187
                                                       2008      1.958          1.077            189,349
                                                       2007      1.642          1.958            149,286
                                                       2006      1.479          1.642            215,921
                                                       2005      1.348          1.479            232,937
                                                       2004      1.142          1.348             79,255
                                                       2003      1.000          1.142             18,494

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                 --
                                                       2005      1.320          1.345            468,804
                                                       2004      1.173          1.320            127,443
                                                       2003      1.000          1.173             31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                 --
                                                       2006      1.209          1.271            140,706
                                                       2005      1.160          1.209            141,356
                                                       2004      1.151          1.160             53,839
                                                       2003      1.000          1.151                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.015          1.074                 --
                                                       2009      0.857          1.015          2,834,764
                                                       2008      1.491          0.857          3,005,508
                                                       2007      1.451          1.491          3,249,742
                                                       2006      1.286          1.451          3,225,489
                                                       2005      1.232          1.286          2,970,439
                                                       2004      1.140          1.232            739,864
                                                       2003      1.000          1.140                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.337          1.343          1,718,101
                                                       2010      1.092          1.337          2,012,879
                                                       2009      0.828          1.092          2,299,588
                                                       2008      1.419          0.828          2,555,974
                                                       2007      1.427          1.419          2,810,277
                                                       2006      1.338          1.427          3,158,674
                                                       2005      1.224          1.338          3,150,780
                                                       2004      1.136          1.224          1,986,260
                                                       2003      1.000          1.136            264,577

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.332          1.339          2,134,710
                                                       2010      1.207          1.332          2,329,716
                                                       2009      1.009          1.207          2,488,865
                                                       2008      1.457          1.009          1,539,896
                                                       2007      1.371          1.457          1,749,041
                                                       2006      1.219          1.371          1,896,711
                                                       2005      1.193          1.219          1,881,108
                                                       2004      1.120          1.193            710,619
                                                       2003      1.000          1.120             41,993

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.931          0.914                 --
                                                       2008      1.346          0.931          1,250,543
                                                       2007      1.350          1.346          1,447,649

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.161          1.225                 --
                                                       2010      1.052          1.161          4,146,917
                                                       2009      0.766          1.052          4,621,347
                                                       2008      1.351          0.766          5,695,592
                                                       2007      1.354          1.351          7,821,047
                                                       2006      1.216          1.354          9,970,658
                                                       2005      1.179          1.216         10,167,729
                                                       2004      1.129          1.179          5,998,371
                                                       2003      1.000          1.129            247,777

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.206          1.308                 --
                                                       2010      1.100          1.206             73,519
                                                       2009      0.920          1.100             97,541
                                                       2008      1.314          0.920            102,285
                                                       2007      1.260          1.314            114,585
                                                       2006      1.091          1.260            116,303
                                                       2005      1.116          1.091            115,643
                                                       2004      1.101          1.116             57,005
                                                       2003      1.000          1.101             19,652

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.304          1.278             70,068

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.075          1.135          6,528,682
                                                       2010      0.979          1.075          7,037,398
                                                       2009      0.815          0.979          7,981,264
                                                       2008      1.279          0.815          8,359,905
                                                       2007      1.239          1.279          9,818,693
                                                       2006      1.144          1.239         10,233,108
                                                       2005      1.120          1.144         10,708,963
                                                       2004      1.089          1.120          4,732,997
                                                       2003      1.000          1.089            469,406

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.299          1.194          1,527,578
                                                       2010      1.137          1.299          1,656,665
                                                       2009      0.897          1.137          1,905,822
                                                       2008      1.444          0.897          2,134,740
                                                       2007      1.456          1.444          2,348,601
                                                       2006      1.272          1.456          2,163,917
                                                       2005      1.239          1.272          2,349,100
                                                       2004      1.169          1.239          1,692,384
                                                       2003      1.000          1.169            200,919

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.155          1.124            826,424
                                                       2010      1.073          1.155            868,773
                                                       2009      0.769          1.073            982,108
                                                       2008      1.252          0.769          1,074,109
                                                       2007      1.214          1.252          1,200,932
                                                       2006      1.185          1.214          1,304,998
                                                       2005      1.149          1.185          1,435,244
                                                       2004      1.169          1.149            693,392
                                                       2003      1.000          1.169            100,648

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.260          1.295            178,370
                                                       2010      1.174          1.260            183,743
                                                       2009      0.963          1.174            212,947
                                                       2008      1.527          0.963            222,353
                                                       2007      1.500          1.527            244,309
                                                       2006      1.295          1.500            246,900
                                                       2005      1.240          1.295            241,736
                                                       2004      1.147          1.240             60,756
                                                       2003      1.000          1.147             35,867

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.593          1.499            181,745
                                                       2010      1.326          1.593            176,526
                                                       2009      0.996          1.326            178,780
                                                       2008      1.570          0.996            198,471
                                                       2007      1.496          1.570            214,545
                                                       2006      1.330          1.496            402,412
                                                       2005      1.253          1.330            485,165
                                                       2004      1.158          1.253            253,055
                                                       2003      1.000          1.158             49,733

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.700          1.689            330,359
                                                       2010      1.387          1.700            429,473
                                                       2009      0.991          1.387            476,632
                                                       2008      1.707          0.991            552,331
                                                       2007      1.584          1.707            675,683
                                                       2006      1.433          1.584            267,113
                                                       2005      1.395          1.433            258,819
                                                       2004      1.237          1.395            178,596
                                                       2003      1.000          1.237                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.885          0.860                 --
                                                       2008      1.445          0.885            502,080
                                                       2007      1.406          1.445            519,030
                                                       2006      1.246          1.406            624,949
                                                       2005      1.220          1.246            476,000
                                                       2004      1.130          1.220            170,301
                                                       2003      1.000          1.130             46,185

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.310          1.329                 --
                                                       2006      1.191          1.310          1,477,492
                                                       2005      1.174          1.191          1,468,118
                                                       2004      1.122          1.174            241,577
                                                       2003      1.000          1.122                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                 --
                                                       2010      0.892          0.954            700,050
                                                       2009      0.775          0.892            888,442
                                                       2008      1.004          0.775          1,033,604
                                                       2007      1.011          1.004          1,281,072
                                                       2006      0.991          1.011          1,296,550
                                                       2005      0.989          0.991            787,064
                                                       2004      0.997          0.989            155,845
                                                       2003      1.000          0.997             13,532

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.239          1.262                 --
                                                       2010      1.134          1.239            627,061
                                                       2009      0.970          1.134            733,634
                                                       2008      1.146          0.970            802,359
                                                       2007      1.147          1.146            965,512
                                                       2006      1.111          1.147          1,113,642
                                                       2005      1.106          1.111          1,146,889
                                                       2004      1.057          1.106            870,957
                                                       2003      1.000          1.057             44,306

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.572          1.577            628,460
                                                       2010      1.376          1.572            669,177
                                                       2009      0.878          1.376            844,747
                                                       2008      1.280          0.878          1,084,456
                                                       2007      1.303          1.280          1,385,416
                                                       2006      1.198          1.303          1,437,673
                                                       2005      1.192          1.198          1,391,483
                                                       2004      1.101          1.192            760,155
                                                       2003      1.000          1.101            154,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.029          1.022                 --
                                                       2009      1.048          1.029          3,495,146
                                                       2008      1.043          1.048          4,163,830
                                                       2007      1.014          1.043          2,667,132
                                                       2006      0.990          1.014          2,100,528
                                                       2005      0.983          0.990          1,030,513
                                                       2004      0.994          0.983            950,605
                                                       2003      1.000          0.994                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                 --
                                                       2006      1.437          1.590            435,172
                                                       2005      1.398          1.437            474,249
                                                       2004      1.235          1.398            165,098
                                                       2003      1.000          1.235             33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                 --
                                                       2006      1.266          1.465            371,813
                                                       2005      1.242          1.266            391,295
                                                       2004      1.170          1.242            323,540
                                                       2003      1.000          1.170             28,599

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                 --
                                                       2006      1.273          1.463          1,679,316
                                                       2005      1.259          1.273          1,508,303
                                                       2004      1.140          1.259            743,043
                                                       2003      1.000          1.140                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                 --
                                                       2006      1.490          1.638          1,802,610
                                                       2005      1.405          1.490          1,796,356
                                                       2004      1.156          1.405            449,805
                                                       2003      1.000          1.156             56,642

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                 --
                                                       2006      1.440          1.520            238,470

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.254          1.232            387,771
                                                       2010      1.137          1.254            412,655
                                                       2009      0.974          1.137            459,696
                                                       2008      1.586          0.974            403,580
                                                       2007      1.578          1.586            325,365

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            493,665
                                                       2010      0.770          0.877            574,708
                                                       2009      0.581          0.770            337,062
                                                       2008      1.015          0.581            360,544
                                                       2007      1.216          1.015            429,534
                                                       2006      1.003          1.216            295,881

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.416          1.247            189,679
                                                       2010      1.209          1.416            211,197
                                                       2009      0.956          1.209            202,757
                                                       2008      1.305          0.956            190,483
                                                       2007      1.345          1.305            189,754
                                                       2006      1.266          1.345            126,371

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.745          1.470            924,086
                                                       2010      1.526          1.745          1,080,441
                                                       2009      1.002          1.526          1,111,985
                                                       2008      1.726          1.002          1,198,096
                                                       2007      1.776          1.726          1,353,456
                                                       2006      1.617          1.776          1,310,925

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.378          1.338            222,535
                                                       2010      1.112          1.378            230,492
                                                       2009      0.846          1.112            121,466
                                                       2008      1.406          0.846            100,188
                                                       2007      1.288          1.406             70,814
                                                       2006      1.302          1.288             67,991

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.721          1.563            284,659
                                                       2010      1.602          1.721            377,262
                                                       2009      1.141          1.602            341,376
                                                       2008      2.004          1.141            370,793
                                                       2007      1.568          2.004            186,964
                                                       2006      1.534          1.568             63,712

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.096          1.018             73,728
                                                       2010      0.911          1.096             57,416
                                                       2009      0.680          0.911             60,092
                                                       2008      1.125          0.680            124,923
                                                       2007      1.273          1.125            102,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909          1,700,612
                                                       2010      0.783          0.963          2,059,397
                                                       2009      0.632          0.783          2,314,290
                                                       2008      1.053          0.632          2,550,701
                                                       2007      1.069          1.053          2,426,368
                                                       2006      1.015          1.069             14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.815          0.774                 --
                                                       2008      1.451          0.815            288,699
                                                       2007      1.323          1.451            286,118
                                                       2006      1.344          1.323            288,669

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.123          1.025          2,702,413
                                                       2010      1.077          1.123          2,763,170

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838            264,868

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.541          2.024            768,536
                                                       2010      2.098          2.541            860,220
                                                       2009      1.267          2.098          1,024,717
                                                       2008      2.775          1.267            927,847

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.653          1.446             11,295
                                                       2010      1.515          1.653             21,757
                                                       2009      1.175          1.515             25,038
                                                       2008      2.081          1.175             42,358
                                                       2007      1.988          2.081             57,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.335          1.458          2,338,860
                                                       2010      1.261          1.335          2,529,965
                                                       2009      1.088          1.261          2,520,001
                                                       2008      1.189          1.088          2,636,780
                                                       2007      1.126          1.189          2,649,679

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.354          1.266            131,331
                                                       2010      1.189          1.354            146,755
                                                       2009      0.980          1.189            203,690
                                                       2008      1.489          0.980            196,808
                                                       2007      1.447          1.489            170,200
                                                       2006      1.350          1.447            168,500

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                 --
                                                       2006      1.113          1.168             37,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.624          1.649          1,075,294
                                                       2010      1.478          1.624          1,334,276
                                                       2009      1.133          1.478          1,387,295
                                                       2008      1.296          1.133          1,327,176
                                                       2007      1.241          1.296          1,475,710
                                                       2006      1.201          1.241          1,258,548

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.904          0.850          3,320,592
                                                       2010      0.788          0.904          3,641,553
                                                       2009      0.680          0.788          4,240,403
                                                       2008      1.090          0.680          4,537,287
                                                       2007      1.073          1.090          5,132,859
                                                       2006      1.001          1.073          3,476,876

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869          1,127,757
                                                       2010      0.830          0.975          1,309,329
                                                       2009      0.670          0.830          1,436,878
                                                       2008      0.974          0.670          1,696,421
                                                       2007      1.026          0.974          1,990,474
                                                       2006      1.003          1.026          1,426,576

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.359          1.290             91,877
                                                       2010      1.204          1.359            103,831
                                                       2009      0.824          1.204            111,777
                                                       2008      1.550          0.824            106,218
                                                       2007      1.314          1.550             80,134
                                                       2006      1.350          1.314             80,101

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.175          1.225            994,987
                                                       2010      1.109          1.175          1,033,972
                                                       2009      1.035          1.109          1,064,724
                                                       2008      1.096          1.035          1,133,497
                                                       2007      1.054          1.096          1,319,097
                                                       2006      1.019          1.054          1,180,513

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.460          1.431          2,471,154
                                                       2010      1.480          1.460          2,180,803

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.739          0.729                 --
                                                       2008      1.261          0.739                 --
                                                       2007      1.289          1.261              1,889
                                                       2006      1.257          1.289              7,367

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.222          1.078          3,761,606

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.715          0.745                 --
                                                       2008      1.322          0.715            327,267
                                                       2007      1.298          1.322            360,815
                                                       2006      1.285          1.298            387,124

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.091          1.002            932,789
                                                       2010      0.973          1.091          1,032,863
                                                       2009      0.816          0.973          1,173,794
                                                       2008      1.365          0.816          1,247,125
                                                       2007      1.339          1.365          1,293,697
                                                       2006      1.309          1.339          1,345,430

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.353          1.332             72,639
                                                       2010      1.237          1.353             75,590
                                                       2009      0.902          1.237             84,323
                                                       2008      1.364          0.902             79,267

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                 --
                                                       2010      0.804          0.911            245,228
                                                       2009      0.624          0.804            274,953
                                                       2008      1.069          0.624            115,264
                                                       2007      1.057          1.069             23,429
                                                       2006      1.002          1.057             23,184

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161            344,748
                                                       2010      1.065          1.148            319,474
                                                       2009      0.902          1.065            287,644
                                                       2008      1.075          0.902            316,451
                                                       2007      1.040          1.075                 --
                                                       2006      1.001          1.040                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            841,382
                                                       2010      1.000          1.092            578,184
                                                       2009      0.825          1.000            413,902
                                                       2008      1.074          0.825            291,625
                                                       2007      1.046          1.074            112,150
                                                       2006      1.002          1.046            112,211

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998          3,571,445
                                                       2010      0.931          1.033          3,577,364
                                                       2009      0.751          0.931          3,581,028
                                                       2008      1.075          0.751          2,952,280
                                                       2007      1.051          1.075          1,974,991
                                                       2006      1.002          1.051          1,053,982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915          1,676,867
                                                       2010      0.864          0.971          1,571,010
                                                       2009      0.683          0.864          1,651,481
                                                       2008      1.074          0.683          1,643,214
                                                       2007      1.056          1.074          2,045,451
                                                       2006      1.002          1.056          2,245,576

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.265          1.267          2,848,616
                                                       2010      1.176          1.265          2,969,977
                                                       2009      1.014          1.176          3,064,012
                                                       2008      1.332          1.014          3,692,479
                                                       2007      1.305          1.332          4,032,328
                                                       2006      1.225          1.305          4,489,293

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.381          1.365                 --
                                                       2010      1.265          1.381                 --
                                                       2009      1.069          1.265                 --
                                                       2008      1.461          1.069                 --
                                                       2007      1.385          1.461          1,305,982
                                                       2006      1.257          1.385          1,402,121

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887          1,007,519
                                                       2010      0.870          0.988          1,125,074
                                                       2009      0.635          0.870          1,201,839
                                                       2008      1.091          0.635          1,465,288
                                                       2007      1.048          1.091          1,893,492
                                                       2006      0.996          1.048          2,167,759

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003            300,060
                                                       2010      0.907          1.038            341,269
                                                       2009      0.647          0.907            505,914
                                                       2008      1.139          0.647            464,039
                                                       2007      1.066          1.139            498,844
                                                       2006      0.998          1.066            508,970

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.263          1.276            494,176

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                 --
                                                       2006      1.116          1.101          2,743,730
                                                       2005      1.116          1.116          2,482,513
                                                       2004      1.046          1.116            682,048
                                                       2003      1.000          1.046                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.176          1.213                 --
                                                       2008      1.145          1.176          6,768,225
                                                       2007      1.075          1.145          6,365,422
                                                       2006      1.057          1.075          6,685,769
                                                       2005      1.053          1.057          5,397,851
                                                       2004      1.025          1.053          2,012,954
                                                       2003      1.000          1.025            291,992

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                 --
                                                       2006      1.477          1.849              2,466
                                                       2005      1.344          1.477                 --
                                                       2004      1.180          1.344                 --
                                                       2003      1.000          1.180                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                 --
                                                       2006      1.603          1.842            310,361
                                                       2005      1.529          1.603            318,325
                                                       2004      1.236          1.529             68,486
                                                       2003      1.000          1.236                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                 --
                                                       2005      1.186          1.264            288,936
                                                       2004      1.137          1.186             20,138
                                                       2003      1.000          1.137                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                 --
                                                       2005      1.219          1.248          1,192,249
                                                       2004      1.133          1.219            419,271
                                                       2003      1.000          1.133             67,418

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                 --
                                                       2005      1.172          1.249             59,735
                                                       2004      1.123          1.172             14,345
                                                       2003      1.000          1.123                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                 --
                                                       2005      1.000          1.074             18,361

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                 --
                                                       2005      1.000          1.028            205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                 --
                                                       2005      1.000          1.043            800,694

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                 --
                                                       2005      1.000          1.062          1,057,781

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.053                 --
                                                       2005      1.000          1.035            176,250

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                 --
                                                       2005      1.037          1.030            981,703
                                                       2004      1.029          1.037            538,401
                                                       2003      1.000          1.029             46,219

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                 --
                                                       2005      1.237          1.358            158,776
                                                       2004      1.090          1.237             31,758
                                                       2003      1.000          1.090              1,812

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                 --
                                                       2005      1.265          1.278             86,054
                                                       2004      1.132          1.265                 --
                                                       2003      1.000          1.132                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                 --
                                                       2005      1.178          1.188          4,400,365
                                                       2004      1.079          1.178          2,095,541
                                                       2003      1.000          1.079            148,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                 --
                                                       2005      1.117          1.165          1,218,149
                                                       2004      1.000          1.117            238,156

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                 --
                                                       2005      1.314          1.410          1,223,044
                                                       2004      1.159          1.314            688,983
                                                       2003      1.000          1.159                788

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                 --
                                                       2005      1.227          1.274            171,747
                                                       2004      1.127          1.227             90,074
                                                       2003      1.000          1.127             13,260

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                 --
                                                       2005      1.000          1.059             37,255

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.191          1.201                 --
                                                       2005      1.173          1.191          1,102,036
                                                       2004      1.079          1.173            354,288
                                                       2003      1.000          1.079                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                 --
                                                       2005      1.206          1.206            329,452
                                                       2004      1.117          1.206            126,430
                                                       2003      1.000          1.117                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.302                 --
                                                       2005      1.000          1.133             36,529

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                 --
                                                       2005      1.000          1.105             31,332

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                 --
                                                       2005      1.149          1.213              7,209
                                                       2004      1.129          1.149                 --
                                                       2003      1.000          1.129                 --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.425          0.712               --
                                                       2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.798          1.604           92,916
                                                       2010      1.643          1.798           96,705
                                                       2009      1.179          1.643          112,622
                                                       2008      1.955          1.179          117,613
                                                       2007      1.738          1.955          124,866
                                                       2006      1.474          1.738          137,037
                                                       2005      1.319          1.474          121,081
                                                       2004      1.187          1.319           52,556
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.488          1.395          147,108
                                                       2010      1.281          1.488          151,750
                                                       2009      0.938          1.281          171,580
                                                       2008      1.710          0.938          177,913
                                                       2007      1.554          1.710          181,992
                                                       2006      1.440          1.554          232,157
                                                       2005      1.266          1.440          179,843
                                                       2004      1.149          1.266           55,079
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.272          1.223          135,564
                                                       2010      1.165          1.272          141,397
                                                       2009      0.907          1.165          162,927
                                                       2008      1.490          0.907          170,099
                                                       2007      1.449          1.490          168,927
                                                       2006      1.284          1.449          238,306
                                                       2005      1.239          1.284          219,932
                                                       2004      1.147          1.239           98,609
                                                       2003      1.000          1.147            8,885

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.587          1.513           34,907
                                                       2010      1.384          1.587           34,776
                                                       2009      1.042          1.384           50,893
                                                       2008      1.854          1.042           49,780
                                                       2007      1.611          1.854           40,601
                                                       2006      1.474          1.611           50,182
                                                       2005      1.288          1.474           21,661
                                                       2004      1.141          1.288           19,053
                                                       2003      1.000          1.141            8,748

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.140          1.868           31,466
                                                       2010      1.700          2.140           28,133
                                                       2009      1.242          1.700           27,593
                                                       2008      2.101          1.242           26,698
                                                       2007      1.860          2.101           25,939
                                                       2006      1.690          1.860           25,324
                                                       2005      1.462          1.690           24,626
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.243          1.247           16,566
                                                       2010      1.127          1.243           16,566
                                                       2009      0.849          1.127           32,123
                                                       2008      1.232          0.849           32,130
                                                       2007      1.213          1.232           27,944
                                                       2006      1.048          1.213           27,944
                                                       2005      1.000          1.048            3,877

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.532          1.428              966
                                                       2010      1.226          1.532            1,177
                                                       2009      0.872          1.226            7,797
                                                       2008      1.548          0.872            7,810
                                                       2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334            3,067
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.764               --
                                                       2007      2.414          3.044           11,369
                                                       2006      1.924          2.414           17,311
                                                       2005      1.542          1.924           17,471
                                                       2004      1.263          1.542           10,047
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440            9,609
                                                       2010      1.550          1.646           10,555
                                                       2009      1.155          1.550           11,742
                                                       2008      1.979          1.155           13,367
                                                       2007      1.750          1.979           13,723
                                                       2006      1.472          1.750           25,787
                                                       2005      1.364          1.472           25,787
                                                       2004      1.175          1.364           10,532
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.868          1.799            6,107
                                                       2010      1.519          1.868            6,708
                                                       2009      1.074          1.519            7,462
                                                       2008      1.954          1.074            8,495
                                                       2007      1.639          1.954            9,373
                                                       2006      1.478          1.639            9,373
                                                       2005      1.347          1.478            9,373
                                                       2004      1.142          1.347            4,813
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.012          1.070               --
                                                       2009      0.855          1.012           45,930
                                                       2008      1.488          0.855           45,978
                                                       2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.332          1.337           16,910
                                                       2010      1.088          1.332           26,028
                                                       2009      0.826          1.088           28,144
                                                       2008      1.415          0.826           30,922
                                                       2007      1.424          1.415           13,661
                                                       2006      1.337          1.424            5,291
                                                       2005      1.223          1.337            5,298
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.327          1.333           24,094
                                                       2010      1.203          1.327           25,212
                                                       2009      1.006          1.203           25,339
                                                       2008      1.453          1.006           12,520
                                                       2007      1.369          1.453           12,657
                                                       2006      1.218          1.369           12,768
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.912               --
                                                       2008      1.343          0.928           14,076
                                                       2007      1.347          1.343           14,076

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.157          1.220               --
                                                       2010      1.049          1.157           27,583
                                                       2009      0.764          1.049           39,695
                                                       2008      1.348          0.764           39,774
                                                       2007      1.352          1.348           39,839
                                                       2006      1.215          1.352           39,896
                                                       2005      1.179          1.215           39,960
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.201          1.303               --
                                                       2010      1.096          1.201               --
                                                       2009      0.917          1.096               --
                                                       2008      1.312          0.917               --
                                                       2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.299          1.273               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.071          1.130          155,332
                                                       2010      0.976          1.071          158,091
                                                       2009      0.813          0.976          171,975
                                                       2008      1.276          0.813          173,775
                                                       2007      1.237          1.276          454,854
                                                       2006      1.143          1.237          465,512
                                                       2005      1.120          1.143          484,636
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.294          1.189           34,751
                                                       2010      1.134          1.294           35,941
                                                       2009      0.895          1.134           43,984
                                                       2008      1.441          0.895           45,520
                                                       2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.151          1.119            4,665
                                                       2010      1.070          1.151            4,965
                                                       2009      0.767          1.070            5,294
                                                       2008      1.250          0.767            5,703
                                                       2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.255          1.290               --
                                                       2010      1.171          1.255               --
                                                       2009      0.960          1.171               --
                                                       2008      1.523          0.960               --
                                                       2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.587          1.493            9,455
                                                       2010      1.322          1.587           10,039
                                                       2009      0.993          1.322           10,675
                                                       2008      1.567          0.993           11,468
                                                       2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           19,832
                                                       2005      1.252          1.328           27,399
                                                       2004      1.158          1.252           14,069
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.694          1.682            3,335
                                                       2010      1.382          1.694            3,663
                                                       2009      0.989          1.382            4,075
                                                       2008      1.703          0.989            4,639
                                                       2007      1.581          1.703            9,176
                                                       2006      1.432          1.581            9,176
                                                       2005      1.394          1.432            9,176
                                                       2004      1.236          1.394            4,623
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858               --
                                                       2008      1.442          0.882           36,176
                                                       2007      1.403          1.442           36,176
                                                       2006      1.245          1.403           36,176
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308           14,076
                                                       2005      1.173          1.189           14,076
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938               --
                                                       2010      0.889          0.951           20,288
                                                       2009      0.773          0.889           20,292
                                                       2008      1.002          0.773           20,296
                                                       2007      1.010          1.002           20,300
                                                       2006      0.990          1.010           24,696
                                                       2005      0.988          0.990           29,111
                                                       2004      0.997          0.988           26,017
                                                       2003      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.235          1.257               --
                                                       2010      1.131          1.235               --
                                                       2009      0.968          1.131               --
                                                       2008      1.144          0.968               --
                                                       2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.566          1.571           17,364
                                                       2010      1.371          1.566            8,071
                                                       2009      0.876          1.371            8,261
                                                       2008      1.277          0.876            8,497
                                                       2007      1.300          1.277            8,701
                                                       2006      1.197          1.300            8,867
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.026          1.019               --
                                                       2009      1.045          1.026          107,809
                                                       2008      1.040          1.045          107,814
                                                       2007      1.013          1.040          107,819
                                                       2006      0.989          1.013            3,729
                                                       2005      0.982          0.989            3,734
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           98,893
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           46,317
                                                       2005      1.404          1.488           39,524
                                                       2004      1.156          1.404            7,424
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226               --
                                                       2010      1.134          1.250               --
                                                       2009      0.971          1.134               --
                                                       2008      1.582          0.971               --
                                                       2007      1.576          1.582               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811               --
                                                       2010      0.768          0.875               --
                                                       2009      0.581          0.768               --
                                                       2008      1.014          0.581               --
                                                       2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.412          1.243               --
                                                       2010      1.206          1.412               --
                                                       2009      0.954          1.206               --
                                                       2008      1.303          0.954               --
                                                       2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464               --
                                                       2010      1.521          1.738               --
                                                       2009      0.999          1.521               --
                                                       2008      1.722          0.999               --
                                                       2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.374          1.334               --
                                                       2010      1.109          1.374               --
                                                       2009      0.844          1.109               --
                                                       2008      1.404          0.844               --
                                                       2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556               --
                                                       2010      1.596          1.715               --
                                                       2009      1.138          1.596               --
                                                       2008      1.999          1.138               --
                                                       2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.093          1.014               --
                                                       2010      0.909          1.093               --
                                                       2009      0.679          0.909               --
                                                       2008      1.123          0.679               --
                                                       2007      1.272          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906           37,222
                                                       2010      0.782          0.961           63,236
                                                       2009      0.631          0.782           64,009
                                                       2008      1.052          0.631           65,062
                                                       2007      1.068          1.052           90,378
                                                       2006      1.015          1.068           18,789

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771               --
                                                       2008      1.448          0.813               --
                                                       2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.119          1.021           35,235
                                                       2010      1.073          1.119           36,911

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.532          2.016            9,655
                                                       2010      2.091          2.532            7,682
                                                       2009      1.264          2.091            8,406
                                                       2008      2.768          1.264            9,378

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               --
                                                       2010      1.510          1.647               --
                                                       2009      1.172          1.510               --
                                                       2008      2.077          1.172               --
                                                       2007      1.984          2.077               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           20,006
                                                       2010      1.257          1.330           21,028
                                                       2009      1.085          1.257           22,137
                                                       2008      1.186          1.085           23,424
                                                       2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261               --
                                                       2010      1.185          1.349               --
                                                       2009      0.977          1.185               --
                                                       2008      1.485          0.977               --
                                                       2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.618          1.642           10,112
                                                       2010      1.473          1.618           10,343
                                                       2009      1.130          1.473           10,348
                                                       2008      1.293          1.130           10,353
                                                       2007      1.239          1.293           10,731
                                                       2006      1.200          1.239           10,736

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.848           41,517
                                                       2010      0.787          0.902           67,894
                                                       2009      0.679          0.787           67,917
                                                       2008      1.089          0.679           67,941
                                                       2007      1.072          1.089           81,988
                                                       2006      1.001          1.072           12,689

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867           49,754
                                                       2010      0.828          0.973           50,310
                                                       2009      0.669          0.828           51,006
                                                       2008      0.974          0.669           51,956
                                                       2007      1.025          0.974           56,670
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284               --
                                                       2010      1.201          1.354               --
                                                       2009      0.822          1.201               --
                                                       2008      1.546          0.822               --
                                                       2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.171          1.220            2,940
                                                       2010      1.105          1.171            7,544
                                                       2009      1.033          1.105            7,550
                                                       2008      1.094          1.033            7,557
                                                       2007      1.052          1.094            8,160
                                                       2006      1.017          1.052            8,164

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.455          1.425           76,435
                                                       2010      1.475          1.455           74,443

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727               --
                                                       2008      1.259          0.737               --
                                                       2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.218          1.073           11,338

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743               --
                                                       2008      1.319          0.713               --
                                                       2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998                0
                                                       2010      0.970          1.087           19,602
                                                       2009      0.814          0.970           26,542
                                                       2008      1.362          0.814           26,560
                                                       2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.348          1.327               --
                                                       2010      1.233          1.348               --
                                                       2009      0.900          1.233               --
                                                       2008      1.361          0.900               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983               --
                                                       2010      0.802          0.909               --
                                                       2009      0.623          0.802               --
                                                       2008      1.068          0.623               --
                                                       2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158               --
                                                       2010      1.063          1.145               --
                                                       2009      0.900          1.063               --
                                                       2008      1.074          0.900               --
                                                       2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078               --
                                                       2010      0.998          1.090               --
                                                       2009      0.824          0.998               --
                                                       2008      1.073          0.824               --
                                                       2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995               --
                                                       2010      0.930          1.030               --
                                                       2009      0.750          0.930               --
                                                       2008      1.074          0.750               --
                                                       2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913           17,158
                                                       2010      0.862          0.968           17,179
                                                       2009      0.682          0.862           17,203
                                                       2008      1.074          0.682           17,227
                                                       2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           45,644
                                                       2010      1.172          1.261           46,622
                                                       2009      1.011          1.172           62,555
                                                       2008      1.329          1.011           63,793
                                                       2007      1.303          1.329           60,104
                                                       2006      1.223          1.303          125,530

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.373          1.356               --
                                                       2010      1.258          1.373               --
                                                       2009      1.063          1.258               --
                                                       2008      1.458          1.063               --
                                                       2007      1.384          1.458            2,560
                                                       2006      1.256          1.384            2,560

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884               --
                                                       2010      0.869          0.986               --
                                                       2009      0.634          0.869               --
                                                       2008      1.090          0.634               --
                                                       2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000               --
                                                       2010      0.906          1.035               --
                                                       2009      0.647          0.906               --
                                                       2008      1.138          0.647               --
                                                       2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.258          1.271               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           41,396
                                                       2005      1.115          1.115           42,753
                                                       2004      1.046          1.115           16,047
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210               --
                                                       2008      1.143          1.173          103,283
                                                       2007      1.073          1.143           89,883
                                                       2006      1.056          1.073           89,261
                                                       2005      1.052          1.056           88,432
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839            8,267
                                                       2005      1.528          1.601            8,267
                                                       2004      1.236          1.528            4,239
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            7,733
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          113,120
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            5,460
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301               --
                                                       2005      1.000          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.290          0.644                --
                                                       2007      1.127          1.290                --
                                                       2006      1.120          1.127                --
                                                       2005      1.060          1.120                --
                                                       2004      1.000          1.060                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.108          1.156                --
                                                       2005      1.082          1.108           353,457
                                                       2004      1.000          1.082                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.191          1.158                --
                                                       2005      1.059          1.191           174,445
                                                       2004      1.000          1.059                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.514          1.350           944,797
                                                       2010      1.384          1.514         1,082,778
                                                       2009      0.994          1.384         1,178,225
                                                       2008      1.648          0.994         1,270,776
                                                       2007      1.467          1.648         1,327,149
                                                       2006      1.244          1.467         1,524,051
                                                       2005      1.114          1.244         1,208,887
                                                       2004      1.000          1.114                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.274          1.194         2,820,511
                                                       2010      1.097          1.274         3,237,027
                                                       2009      0.804          1.097         3,648,912
                                                       2008      1.466          0.804         3,917,087
                                                       2007      1.334          1.466         4,009,690
                                                       2006      1.236          1.334         4,214,159
                                                       2005      1.087          1.236         3,292,877
                                                       2004      1.000          1.087            29,474

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.091          1.048         2,439,940
                                                       2010      1.000          1.091         3,026,115
                                                       2009      0.779          1.000         3,429,437
                                                       2008      1.280          0.779         3,668,310
                                                       2007      1.245          1.280         3,890,683
                                                       2006      1.104          1.245         4,027,425
                                                       2005      1.066          1.104         3,282,663
                                                       2004      1.000          1.066            44,503

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.354          1.338                --
                                                       2005      1.171          1.354            76,052
                                                       2004      1.000          1.171                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.352          1.755                --
                                                       2005      1.289          1.352            34,976
                                                       2004      1.000          1.289                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.206          1.309                --
                                                       2005      1.118          1.206            63,903
                                                       2004      1.000          1.118                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.208          1.344                --
                                                       2005      1.121          1.208            90,980
                                                       2004      1.000          1.121                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.361          1.297           642,604
                                                       2010      1.188          1.361           727,186
                                                       2009      0.894          1.188           849,211
                                                       2008      1.593          0.894           941,876
                                                       2007      1.385          1.593           945,221
                                                       2006      1.268          1.385           947,119
                                                       2005      1.109          1.268           720,921
                                                       2004      1.000          1.109                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      1.793          1.564           357,635
                                                       2010      1.425          1.793           400,078
                                                       2009      1.042          1.425           434,673
                                                       2008      1.762          1.042           494,669
                                                       2007      1.561          1.762           522,630
                                                       2006      1.419          1.561           478,423
                                                       2005      1.228          1.419           367,724
                                                       2004      1.000          1.228            13,438

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.240          1.243           317,618
                                                       2010      1.124          1.240           332,448
                                                       2009      0.847          1.124           292,894
                                                       2008      1.231          0.847           293,754
                                                       2007      1.212          1.231           305,622
                                                       2006      1.047          1.212           323,672
                                                       2005      1.000          1.047           182,554

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.274          1.187             4,090
                                                       2010      1.020          1.274             4,502
                                                       2009      0.726          1.020             5,109
                                                       2008      1.290          0.726             5,732
                                                       2007      1.185          1.290             5,940
                                                       2006      1.114          1.185             6,096
                                                       2005      1.086          1.114             5,038
                                                       2004      1.000          1.086                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.192          1.381                --
                                                       2005      1.101          1.192           413,212
                                                       2004      1.000          1.101                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.489          2.260                --
                                                       2007      1.975          2.489           178,266
                                                       2006      1.575          1.975           226,098
                                                       2005      1.263          1.575           129,996
                                                       2004      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.392          1.217           746,058
                                                       2010      1.312          1.392           768,901
                                                       2009      0.978          1.312           804,657
                                                       2008      1.676          0.978           921,223
                                                       2007      1.483          1.676           894,448
                                                       2006      1.248          1.483           892,316
                                                       2005      1.157          1.248           709,853
                                                       2004      1.000          1.157                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.194          1.424                --
                                                       2005      1.121          1.194           302,144
                                                       2004      1.000          1.121            21,542

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.564          1.505            83,522
                                                       2010      1.273          1.564            75,069
                                                       2009      0.900          1.273            75,558
                                                       2008      1.639          0.900            79,881
                                                       2007      1.375          1.639            81,578
                                                       2006      1.240          1.375            46,830
                                                       2005      1.131          1.240            43,482
                                                       2004      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.147          1.281                --
                                                       2005      1.127          1.147           153,713
                                                       2004      1.000          1.127                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.123          1.193                --
                                                       2006      1.069          1.123                --
                                                       2005      1.027          1.069                --
                                                       2004      1.000          1.027                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.876          0.926                --
                                                       2009      0.740          0.876           984,303
                                                       2008      1.289          0.740         1,022,087
                                                       2007      1.255          1.289         1,055,123
                                                       2006      1.113          1.255         1,144,232
                                                       2005      1.068          1.113         1,028,442
                                                       2004      1.000          1.068                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.159          1.163           409,813
                                                       2010      0.948          1.159           483,489
                                                       2009      0.720          0.948           552,090
                                                       2008      1.234          0.720           593,380
                                                       2007      1.242          1.234           625,818
                                                       2006      1.166          1.242           912,961
                                                       2005      1.067          1.166           696,942
                                                       2004      1.000          1.067                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.173          1.178           422,832
                                                       2010      1.064          1.173           432,404
                                                       2009      0.891          1.064           476,111
                                                       2008      1.287          0.891           497,112
                                                       2007      1.213          1.287           544,610
                                                       2006      1.080          1.213           557,311
                                                       2005      1.058          1.080           525,303
                                                       2004      1.000          1.058                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.816          0.802                --
                                                       2008      1.182          0.816            39,512
                                                       2007      1.185          1.182            41,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.018          1.073                --
                                                       2010      0.923          1.018           973,925
                                                       2009      0.672          0.923           975,105
                                                       2008      1.187          0.672         1,014,682
                                                       2007      1.191          1.187         1,759,907
                                                       2006      1.071          1.191         1,775,385
                                                       2005      1.040          1.071         1,534,932
                                                       2004      1.000          1.040                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.093          1.185                --
                                                       2010      0.998          1.093            24,041
                                                       2009      0.835          0.998            24,058
                                                       2008      1.195          0.835            26,553
                                                       2007      1.147          1.195            26,571
                                                       2006      0.994          1.147            26,587
                                                       2005      1.017          0.994            19,939
                                                       2004      1.000          1.017                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.181          1.157                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.985          1.038           213,587
                                                       2010      0.897          0.985           219,519
                                                       2009      0.748          0.897           353,881
                                                       2008      1.174          0.748           464,280
                                                       2007      1.139          1.174           464,811
                                                       2006      1.053          1.139           488,597
                                                       2005      1.032          1.053           426,740
                                                       2004      1.000          1.032            45,975

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.104          1.013            73,240
                                                       2010      0.967          1.104            75,570
                                                       2009      0.764          0.967           181,737
                                                       2008      1.231          0.764           213,678
                                                       2007      1.242          1.231           206,494
                                                       2006      1.086          1.242           503,982
                                                       2005      1.059          1.086           390,672
                                                       2004      1.000          1.059                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.990          0.963            29,552
                                                       2010      0.921          0.990            91,046
                                                       2009      0.661          0.921            91,170
                                                       2008      1.077          0.661           101,152
                                                       2007      1.045          1.077           100,607
                                                       2006      1.021          1.045           165,633
                                                       2005      0.991          1.021           129,001
                                                       2004      1.000          0.991                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.091          1.121            27,810
                                                       2010      1.018          1.091            29,607
                                                       2009      0.836          1.018            31,529
                                                       2008      1.326          0.836            33,906
                                                       2007      1.304          1.326            35,213
                                                       2006      1.127          1.304            36,046
                                                       2005      1.081          1.127            36,984
                                                       2004      1.000          1.081                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.384          1.301             7,169
                                                       2010      1.154          1.384             2,324
                                                       2009      0.867          1.154             8,526
                                                       2008      1.369          0.867             2,739
                                                       2007      1.305          1.369            23,997
                                                       2006      1.161          1.305            34,809
                                                       2005      1.096          1.161            35,567
                                                       2004      1.000          1.096                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.415          1.404            67,633
                                                       2010      1.155          1.415           119,868
                                                       2009      0.826          1.155           120,076
                                                       2008      1.424          0.826           120,163
                                                       2007      1.323          1.424           119,185
                                                       2006      1.198          1.323            51,022
                                                       2005      1.167          1.198            51,022
                                                       2004      1.000          1.167                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.773          0.752                --
                                                       2008      1.264          0.773           177,698
                                                       2007      1.231          1.264           202,584
                                                       2006      1.093          1.231           225,680
                                                       2005      1.071          1.093           174,038
                                                       2004      1.000          1.071                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.152          1.168                --
                                                       2006      1.048          1.152            40,801
                                                       2005      1.034          1.048            18,956
                                                       2004      1.000          1.034                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945                --
                                                       2010      0.897          0.958           131,332
                                                       2009      0.780          0.897            67,152
                                                       2008      1.011          0.780            69,808
                                                       2007      1.020          1.011            35,150
                                                       2006      1.001          1.020            35,006
                                                       2005      0.999          1.001            34,523
                                                       2004      1.000          0.999                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.193          1.215                --
                                                       2010      1.093          1.193             5,728
                                                       2009      0.936          1.093             5,736
                                                       2008      1.107          0.936             5,743
                                                       2007      1.109          1.107             5,750
                                                       2006      1.075          1.109             5,756
                                                       2005      1.071          1.075             5,763
                                                       2004      1.000          1.071                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.424          1.427           222,994
                                                       2010      1.247          1.424           267,688
                                                       2009      0.797          1.247           260,201
                                                       2008      1.163          0.797           304,392
                                                       2007      1.184          1.163           359,284
                                                       2006      1.090          1.184           372,782
                                                       2005      1.086          1.090           220,396
                                                       2004      1.000          1.086                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.037          1.029                --
                                                       2009      1.057          1.037         1,793,546
                                                       2008      1.052          1.057         1,897,518
                                                       2007      1.025          1.052         1,297,682
                                                       2006      1.001          1.025           671,961
                                                       2005      0.995          1.001            57,160
                                                       2004      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.328          1.415                --
                                                       2006      1.202          1.328            67,097
                                                       2005      1.170          1.202            70,238
                                                       2004      1.000          1.170             7,051

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.246          1.305                --
                                                       2006      1.078          1.246                --
                                                       2005      1.058          1.078                --
                                                       2004      1.000          1.058                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.277          1.325                --
                                                       2006      1.112          1.277           508,027
                                                       2005      1.101          1.112           516,684
                                                       2004      1.000          1.101                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.352          1.487                --
                                                       2006      1.231          1.352           437,900
                                                       2005      1.162          1.231           426,413
                                                       2004      1.000          1.162                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.380          1.444                --
                                                       2006      1.308          1.380            23,961

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.134          1.112            76,015
                                                       2010      1.029          1.134            76,023
                                                       2009      0.882          1.029            51,700
                                                       2008      1.438          0.882            53,801
                                                       2007      1.432          1.438            56,482

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.873          0.809           231,019
                                                       2010      0.767          0.873           214,677
                                                       2009      0.580          0.767           186,063
                                                       2008      1.014          0.580           152,894
                                                       2007      1.216          1.014           118,066
                                                       2006      1.003          1.216            49,955

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.408          1.238             9,498
                                                       2010      1.203          1.408             7,462
                                                       2009      0.952          1.203             9,991
                                                       2008      1.301          0.952             6,970
                                                       2007      1.343          1.301             8,885
                                                       2006      1.264          1.343             3,982

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.513          1.274           282,493
                                                       2010      1.325          1.513           298,564
                                                       2009      0.871          1.325           363,948
                                                       2008      1.501          0.871           380,540
                                                       2007      1.547          1.501           381,197
                                                       2006      1.409          1.547           390,908

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.370          1.330            83,580
                                                       2010      1.107          1.370            72,961
                                                       2009      0.843          1.107             6,554
                                                       2008      1.402          0.843             2,489
                                                       2007      1.286          1.402             4,361
                                                       2006      1.301          1.286             4,362

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.494          1.355            99,426
                                                       2010      1.391          1.494           105,199
                                                       2009      0.993          1.391           132,089
                                                       2008      1.744          0.993           128,462
                                                       2007      1.366          1.744           101,458
                                                       2006      1.338          1.366            54,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.090          1.011            31,816
                                                       2010      0.907          1.090            32,562
                                                       2009      0.677          0.907            22,159
                                                       2008      1.122          0.677            39,020
                                                       2007      1.271          1.122            41,941

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.959          0.904           336,392
                                                       2010      0.780          0.959           350,136
                                                       2009      0.630          0.780           397,021
                                                       2008      1.051          0.630           490,266
                                                       2007      1.068          1.051           529,466
                                                       2006      1.015          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.723          0.686                --
                                                       2008      1.287          0.723           153,352
                                                       2007      1.175          1.287           194,832
                                                       2006      1.194          1.175           197,432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.968          0.883           897,950
                                                       2010      0.929          0.968           923,735

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.978          0.833            49,379

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.067          1.645           227,409
                                                       2010      1.708          2.067           236,429
                                                       2009      1.033          1.708           181,927
                                                       2008      2.264          1.033           177,810

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.419          1.240            33,290
                                                       2010      1.301          1.419            33,906
                                                       2009      1.011          1.301            33,048
                                                       2008      1.792          1.011            36,366
                                                       2007      1.712          1.792            18,531

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.270          1.386           793,379
                                                       2010      1.202          1.270           836,260
                                                       2009      1.037          1.202           776,071
                                                       2008      1.135          1.037           953,326
                                                       2007      1.076          1.135         1,045,829

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.414          1.428         1,155,203
                                                       2010      1.335          1.414         1,218,236
                                                       2009      1.203          1.335         1,183,299

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.200          1.121            11,869
                                                       2010      1.055          1.200             6,162
                                                       2009      0.870          1.055             6,271
                                                       2008      1.324          0.870            17,292
                                                       2007      1.288          1.324            19,492
                                                       2006      1.202          1.288            19,453

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.166          1.285                --
                                                       2006      1.112          1.166            42,619

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.521          1.543           319,637
                                                       2010      1.385          1.521           384,672
                                                       2009      1.064          1.385           367,231
                                                       2008      1.218          1.064           469,795
                                                       2007      1.167          1.218           529,155
                                                       2006      1.130          1.167           535,102

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.900          0.845         1,000,332
                                                       2010      0.786          0.900         1,441,711
                                                       2009      0.678          0.786         1,669,539
                                                       2008      1.088          0.678         1,796,053
                                                       2007      1.072          1.088         1,893,008
                                                       2006      1.001          1.072         1,335,254

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.970          0.864           549,679
                                                       2010      0.827          0.970           680,614
                                                       2009      0.668          0.827           784,142
                                                       2008      0.973          0.668           857,423
                                                       2007      1.025          0.973           846,047
                                                       2006      1.003          1.025           494,918

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.147          1.088                 0
                                                       2010      1.018          1.147                 0
                                                       2009      0.697          1.018                 0
                                                       2008      1.312          0.697               604
                                                       2007      1.113          1.312             2,629
                                                       2006      1.145          1.113             3,510

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.160          1.208           110,824
                                                       2010      1.096          1.160            96,664
                                                       2009      1.024          1.096           175,059
                                                       2008      1.085          1.024           163,636
                                                       2007      1.045          1.085           184,935
                                                       2006      1.010          1.045           191,344

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.036          0.924           139,298
                                                       2010      0.884          1.036           165,888
                                                       2009      0.704          0.884           172,069

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.208          1.182         1,442,363
                                                       2010      1.225          1.208         1,395,186

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.656                --
                                                       2008      1.136          0.665             8,429
                                                       2007      1.162          1.136            10,285
                                                       2006      1.134          1.162             9,541

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.071          0.944           888,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.637          0.664                --
                                                       2008      1.180          0.637            22,307
                                                       2007      1.160          1.180            17,820
                                                       2006      1.149          1.160            18,509

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.981          0.900            74,126
                                                       2010      0.876          0.981            86,622
                                                       2009      0.735          0.876            86,674
                                                       2008      1.232          0.735           111,730
                                                       2007      1.209          1.232           159,460
                                                       2006      1.183          1.209           159,508

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.219          1.199                --
                                                       2010      1.115          1.219                --
                                                       2009      0.814          1.115                --
                                                       2008      1.232          0.814                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.907          0.981                --
                                                       2010      0.801          0.907            49,428
                                                       2009      0.622          0.801            49,481
                                                       2008      1.068          0.622            52,151
                                                       2007      1.056          1.068            52,197
                                                       2006      1.002          1.056            49,616

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.143          1.155           198,201
                                                       2010      1.061          1.143           198,340
                                                       2009      0.899          1.061           175,913
                                                       2008      1.073          0.899           104,865
                                                       2007      1.039          1.073            86,964
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.087          1.075           398,705
                                                       2010      0.996          1.087           254,780
                                                       2009      0.823          0.996           256,829
                                                       2008      1.072          0.823           147,863
                                                       2007      1.045          1.072           132,392
                                                       2006      1.002          1.045           102,511

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.028          0.992           870,436
                                                       2010      0.928          1.028           933,224
                                                       2009      0.749          0.928           947,221
                                                       2008      1.073          0.749           803,987
                                                       2007      1.051          1.073         1,064,897
                                                       2006      1.002          1.051         1,076,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.966          0.910         1,203,735
                                                       2010      0.861          0.966         1,207,324
                                                       2009      0.681          0.861         1,218,355
                                                       2008      1.073          0.681         1,037,284
                                                       2007      1.055          1.073         1,097,164
                                                       2006      1.002          1.055         1,244,345

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.067          1.062            92,945
                                                       2010      0.952          1.067           122,329
                                                       2009      0.777          0.952           217,656

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.171          1.172         1,403,895
                                                       2010      1.089          1.171         1,844,177
                                                       2009      0.940          1.089         2,006,740
                                                       2008      1.237          0.940         2,129,367
                                                       2007      1.213          1.237         2,102,250
                                                       2006      1.139          1.213         2,050,469

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.364          1.346                --
                                                       2010      1.251          1.364                --
                                                       2009      1.058          1.251                --
                                                       2008      1.470          1.058                --
                                                       2007      1.395          1.470           229,974
                                                       2006      1.267          1.395           281,243

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.984          0.882           362,250
                                                       2010      0.867          0.984           368,711
                                                       2009      0.634          0.867           522,974
                                                       2008      1.089          0.634           591,353
                                                       2007      1.047          1.089           616,360
                                                       2006      0.996          1.047           651,080

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.033          0.997           113,429
                                                       2010      0.904          1.033           117,981
                                                       2009      0.646          0.904           122,647
                                                       2008      1.137          0.646           175,390
                                                       2007      1.065          1.137           179,670
                                                       2006      0.998          1.065           205,614

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.216          1.228             5,722

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.052          1.072                --
                                                       2006      1.068          1.052         1,146,453
                                                       2005      1.069          1.068           971,994
                                                       2004      1.000          1.069            14,137

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.163          1.200                --
                                                       2008      1.134          1.163         1,261,097
                                                       2007      1.065          1.134         1,471,005
                                                       2006      1.048          1.065         1,468,286
                                                       2005      1.045          1.048         1,014,696
                                                       2004      1.000          1.045            19,840

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.593          1.721                --
                                                       2006      1.274          1.593                --
                                                       2005      1.160          1.274                --
                                                       2004      1.000          1.160                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.436          1.531                --
                                                       2006      1.251          1.436           264,350
                                                       2005      1.194          1.251           217,053
                                                       2004      1.000          1.194                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.124          1.194                --
                                                       2005      1.056          1.124           222,683
                                                       2004      1.000          1.056                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.128          1.183                --
                                                       2005      1.103          1.128           151,039
                                                       2004      1.000          1.103                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.117          1.149                --
                                                       2005      1.050          1.117                --
                                                       2004      1.000          1.050                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140                --
                                                       2005      1.000          1.074            43,634

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027             7,282

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078                --
                                                       2005      1.000          1.043           816,886

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.105                --
                                                       2005      1.000          1.061           828,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034           106,970

  Travelers Managed Income Subaccount (11/99)........  2006      1.022          1.010                --
                                                       2005      1.030          1.022           172,691
                                                       2004      1.000          1.030                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.234          1.308                --
                                                       2005      1.125          1.234            15,412
                                                       2004      1.000          1.125                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.084          1.145                --
                                                       2005      1.075          1.084             1,025
                                                       2004      1.000          1.075                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.105          1.139                --
                                                       2005      1.097          1.105         1,631,663
                                                       2004      1.000          1.097                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.175          1.267                --
                                                       2005      1.127          1.175           191,065
                                                       2004      1.000          1.127                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.229          1.409                --
                                                       2005      1.146          1.229           327,585
                                                       2004      1.000          1.146                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.135          1.202                --
                                                       2005      1.094          1.135            23,147
                                                       2004      1.000          1.094                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.112                --
                                                       2005      1.000          1.059            17,275

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.121          1.130                --
                                                       2005      1.105          1.121           430,652
                                                       2004      1.000          1.105             5,334

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.098          1.143                --
                                                       2005      1.099          1.098             8,946
                                                       2004      1.000          1.099                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301                --
                                                       2005      1.000          1.132            11,559

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104            11,183

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.095          1.134                --
                                                       2005      1.038          1.095             8,838
                                                       2004      1.000          1.038                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.20% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.521          0.759                --
                                                       2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382           124,740
                                                       2004      1.242          1.351            90,547
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.959          1.746           114,690
                                                       2010      1.792          1.959           258,486
                                                       2009      1.287          1.792           274,841
                                                       2008      2.136          1.287           311,801
                                                       2007      1.902          2.136           303,288
                                                       2006      1.614          1.902           304,714
                                                       2005      1.446          1.614           331,151
                                                       2004      1.303          1.446           244,082
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.654          1.548           524,654
                                                       2010      1.424          1.654           723,162
                                                       2009      1.044          1.424           756,717
                                                       2008      1.905          1.044           769,586
                                                       2007      1.734          1.905           780,739
                                                       2006      1.608          1.734           822,900
                                                       2005      1.415          1.608           823,519
                                                       2004      1.285          1.415           619,614
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.386          1.331           656,284
                                                       2010      1.271          1.386           772,633
                                                       2009      0.990          1.271           808,960
                                                       2008      1.629          0.990           974,095
                                                       2007      1.585          1.629         1,042,503
                                                       2006      1.406          1.585         1,087,505
                                                       2005      1.358          1.406         1,103,873
                                                       2004      1.258          1.358           996,065
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            21,062
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.719          1.638           132,432
                                                       2010      1.501          1.719           143,961
                                                       2009      1.131          1.501           186,243
                                                       2008      2.015          1.131           200,500
                                                       2007      1.753          2.015           190,710
                                                       2006      1.606          1.753           189,094
                                                       2005      1.405          1.606           189,860
                                                       2004      1.245          1.405           162,013
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.366          2.064            76,978
                                                       2010      1.881          2.366            79,192
                                                       2009      1.376          1.881            86,856
                                                       2008      2.330          1.376            79,036
                                                       2007      2.065          2.330            97,311
                                                       2006      1.878          2.065           105,519
                                                       2005      1.626          1.878            95,492
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.236          1.238           133,914
                                                       2010      1.122          1.236           195,950
                                                       2009      0.846          1.122           205,798
                                                       2008      1.229          0.846           232,450
                                                       2007      1.211          1.229           281,444
                                                       2006      1.047          1.211            76,712
                                                       2005      1.000          1.047                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.659          1.545            31,626
                                                       2010      1.329          1.659            34,766
                                                       2009      0.946          1.329            36,512
                                                       2008      1.682          0.946            40,308
                                                       2007      1.546          1.682            63,398
                                                       2006      1.454          1.546            77,823
                                                       2005      1.418          1.454            85,885
                                                       2004      1.300          1.418            79,450
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           315,122
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            90,456
                                                       2006      2.190          2.745           114,480
                                                       2005      1.757          2.190           104,800
                                                       2004      1.440          1.757            56,834
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.778          1.554            55,062
                                                       2010      1.676          1.778            74,641
                                                       2009      1.251          1.676           111,002
                                                       2008      2.144          1.251           113,039
                                                       2007      1.899          2.144           146,322
                                                       2006      1.598          1.899           156,811
                                                       2005      1.483          1.598           151,260
                                                       2004      1.279          1.483            68,412
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            83,262
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.105          2.025            21,279
                                                       2010      1.714          2.105            26,668
                                                       2009      1.213          1.714            26,776
                                                       2008      2.209          1.213            41,422
                                                       2007      1.855          2.209            44,966
                                                       2006      1.674          1.855            46,005
                                                       2005      1.527          1.674            54,680
                                                       2004      1.296          1.527            42,139
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.093          1.155                --
                                                       2009      0.924          1.093           618,938
                                                       2008      1.610          0.924           911,144
                                                       2007      1.569          1.610           944,938
                                                       2006      1.392          1.569           984,413
                                                       2005      1.336          1.392           752,594
                                                       2004      1.239          1.336           306,248
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.457          1.461           170,373
                                                       2010      1.192          1.457           194,294
                                                       2009      0.905          1.192           278,114
                                                       2008      1.553          0.905           289,925
                                                       2007      1.564          1.553           325,756
                                                       2006      1.470          1.564           375,378
                                                       2005      1.346          1.470           386,740
                                                       2004      1.251          1.346           354,066
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.401          1.406           191,352
                                                       2010      1.271          1.401           200,090
                                                       2009      1.064          1.271           238,607
                                                       2008      1.539          1.064           251,912
                                                       2007      1.451          1.539           245,837
                                                       2006      1.292          1.451           160,043
                                                       2005      1.267          1.292           169,407
                                                       2004      1.190          1.267           156,840
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.998          0.980                --
                                                       2008      1.447          0.998            69,748
                                                       2007      1.451          1.447            69,797

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.269          1.338                --
                                                       2010      1.151          1.269           618,692
                                                       2009      0.839          1.151           618,045
                                                       2008      1.482          0.839           690,599
                                                       2007      1.488          1.482           811,458
                                                       2006      1.339          1.488           837,538
                                                       2005      1.300          1.339         1,043,177
                                                       2004      1.246          1.300         1,158,251
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.260          1.366                --
                                                       2010      1.151          1.260            10,055
                                                       2009      0.964          1.151            12,630
                                                       2008      1.380          0.964            40,682
                                                       2007      1.325          1.380            50,761
                                                       2006      1.149          1.325            70,704
                                                       2005      1.176          1.149            70,512
                                                       2004      1.163          1.176            33,698
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.362          1.334             6,220

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.141          1.203         1,092,366
                                                       2010      1.041          1.141         1,102,318
                                                       2009      0.867          1.041         1,159,041
                                                       2008      1.363          0.867         1,167,103
                                                       2007      1.323          1.363         1,312,042
                                                       2006      1.224          1.323         1,645,906
                                                       2005      1.200          1.224         1,653,764
                                                       2004      1.168          1.200         1,588,805
                                                       2003      0.979          1.168         1,023,428
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.440          1.322           147,242
                                                       2010      1.263          1.440           269,797
                                                       2009      0.998          1.263           309,144
                                                       2008      1.609          0.998           355,136
                                                       2007      1.624          1.609           383,497
                                                       2006      1.421          1.624           237,019
                                                       2005      1.386          1.421           273,709
                                                       2004      1.310          1.386           284,730
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.335          1.298            26,669
                                                       2010      1.243          1.335            29,487
                                                       2009      0.892          1.243            88,519
                                                       2008      1.455          0.892           117,723
                                                       2007      1.412          1.455           167,559
                                                       2006      1.380          1.412           179,366
                                                       2005      1.341          1.380           209,916
                                                       2004      1.366          1.341           221,691
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.348          1.384            17,435
                                                       2010      1.259          1.348            17,453
                                                       2009      1.034          1.259            17,473
                                                       2008      1.642          1.034            17,493
                                                       2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.686          1.585            12,314
                                                       2010      1.407          1.686            12,318
                                                       2009      1.058          1.407            12,322
                                                       2008      1.670          1.058            25,731
                                                       2007      1.594          1.670            37,018
                                                       2006      1.419          1.594            45,675
                                                       2005      1.339          1.419            68,673
                                                       2004      1.240          1.339            68,689
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.922          1.906            42,996
                                                       2010      1.570          1.922            45,607
                                                       2009      1.124          1.570            54,189
                                                       2008      1.938          1.124            63,710
                                                       2007      1.801          1.938            73,969
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.939          0.912                --
                                                       2008      1.536          0.939            15,168
                                                       2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            80,583
                                                       2005      1.267          1.284            80,634
                                                       2004      1.213          1.267            80,200
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.944          0.931                --
                                                       2010      0.884          0.944            25,171
                                                       2009      0.769          0.884            35,956
                                                       2008      0.998          0.769            45,268
                                                       2007      1.006          0.998            47,121
                                                       2006      0.988          1.006            82,653
                                                       2005      0.987          0.988           126,337
                                                       2004      0.997          0.987            77,826
                                                       2003      1.000          0.997            32,192

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.280          1.303                --
                                                       2010      1.174          1.280            35,186
                                                       2009      1.005          1.174            35,202
                                                       2008      1.190          1.005            36,891
                                                       2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           172,464
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.775          1.778           337,196
                                                       2010      1.555          1.775           378,617
                                                       2009      0.994          1.555           379,467
                                                       2008      1.452          0.994           374,286
                                                       2007      1.479          1.452           585,793
                                                       2006      1.363          1.479           590,850
                                                       2005      1.358          1.363           626,720
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.010          1.003                --
                                                       2009      1.030          1.010           215,121
                                                       2008      1.026          1.030           558,620
                                                       2007      1.000          1.026           280,399
                                                       2006      0.977          1.000           300,741
                                                       2005      0.971          0.977            77,966
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            35,833
                                                       2005      1.531          1.571            88,211
                                                       2004      1.353          1.531            74,353
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           151,441
                                                       2005      1.364          1.378           165,498
                                                       2004      1.238          1.364            99,972
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           147,747
                                                       2005      1.520          1.610           165,932
                                                       2004      1.253          1.520            67,744
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           134,128

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.314          1.288            93,475
                                                       2010      1.193          1.314           109,013
                                                       2009      1.023          1.193           147,468
                                                       2008      1.668          1.023           139,391
                                                       2007      1.662          1.668           126,496

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.871          0.807            35,015
                                                       2010      0.765          0.871            45,444
                                                       2009      0.579          0.765            31,442
                                                       2008      1.013          0.579            48,195
                                                       2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.404          1.234                --
                                                       2010      1.201          1.404                --
                                                       2009      0.951          1.201                --
                                                       2008      1.300          0.951                --
                                                       2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.877          1.579            77,325
                                                       2010      1.644          1.877            93,640
                                                       2009      1.081          1.644            94,460
                                                       2008      1.865          1.081            59,331
                                                       2007      1.922          1.865            58,425
                                                       2006      1.752          1.922            72,912

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.366          1.325            20,473
                                                       2010      1.104          1.366            23,098
                                                       2009      0.841          1.104                --
                                                       2008      1.400          0.841                --
                                                       2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.760          1.596            15,590
                                                       2010      1.640          1.760            20,520
                                                       2009      1.171          1.640            22,182
                                                       2008      2.059          1.171            12,970
                                                       2007      1.613          2.059            16,253
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.087          1.007             2,771
                                                       2010      0.905          1.087             2,773
                                                       2009      0.676          0.905             2,774
                                                       2008      1.120          0.676            16,021
                                                       2007      1.269          1.120            14,166

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.956          0.901           141,667
                                                       2010      0.779          0.956           173,048
                                                       2009      0.629          0.779           188,702
                                                       2008      1.051          0.629           214,151
                                                       2007      1.068          1.051           254,416
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.870          0.826                --
                                                       2008      1.551          0.870            73,365
                                                       2007      1.417          1.551            77,196
                                                       2006      1.440          1.417            80,378

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.208          1.100           616,920
                                                       2010      1.159          1.208           618,821

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.975          0.831                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.868          2.281            70,507
                                                       2010      2.371          2.868            80,002
                                                       2009      1.434          2.371            77,330
                                                       2008      3.144          1.434            64,917

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.732          1.513                --
                                                       2010      1.590          1.732                --
                                                       2009      1.235          1.590                --
                                                       2008      2.191          1.235                --
                                                       2007      2.094          2.191             8,699

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.316          1.435           120,259
                                                       2010      1.246          1.316           136,275
                                                       2009      1.076          1.246           135,430
                                                       2008      1.178          1.076           147,266
                                                       2007      1.117          1.178           189,644

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.439          1.343            13,252
                                                       2010      1.265          1.439            13,608
                                                       2009      1.044          1.265            30,441
                                                       2008      1.589          1.044             6,940
                                                       2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.756          1.780            44,098
                                                       2010      1.600          1.756            60,910
                                                       2009      1.229          1.600            50,687
                                                       2008      1.408          1.229            50,687
                                                       2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.898          0.843           622,100
                                                       2010      0.784          0.898           657,155
                                                       2009      0.677          0.784           683,746
                                                       2008      1.087          0.677           734,684
                                                       2007      1.072          1.087           656,439
                                                       2006      1.001          1.072           534,829

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.968          0.862           136,893
                                                       2010      0.825          0.968           130,303
                                                       2009      0.667          0.825           136,181
                                                       2008      0.972          0.667           190,705
                                                       2007      1.025          0.972           208,915
                                                       2006      1.003          1.025            84,786

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.551          1.470            36,014
                                                       2010      1.377          1.551            37,512
                                                       2009      0.943          1.377            40,342
                                                       2008      1.777          0.943            44,812
                                                       2007      1.509          1.777            47,451
                                                       2006      1.552          1.509            49,974

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.215          1.265            65,299
                                                       2010      1.148          1.215            74,426
                                                       2009      1.074          1.148           123,737
                                                       2008      1.139          1.074           117,872
                                                       2007      1.097          1.139           105,202
                                                       2006      1.061          1.097           114,682

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.578          1.544           100,603
                                                       2010      1.602          1.578           131,188

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.771          0.761                --
                                                       2008      1.319          0.771                --
                                                       2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.335          1.176           590,312

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.744          0.775                --
                                                       2008      1.379          0.744           114,994
                                                       2007      1.356          1.379           116,556
                                                       2006      1.343          1.356           119,729

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.172          1.075            29,841
                                                       2010      1.047          1.172            64,936
                                                       2009      0.879          1.047            68,435
                                                       2008      1.474          0.879            72,634
                                                       2007      1.447          1.474           107,201
                                                       2006      1.417          1.447           119,110

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.434          1.410             6,831
                                                       2010      1.314          1.434             7,761
                                                       2009      0.959          1.314             8,986
                                                       2008      1.452          0.959            10,314

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.905          0.978                --
                                                       2010      0.799          0.905                --
                                                       2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.140          1.151                --
                                                       2010      1.059          1.140                --
                                                       2009      0.898          1.059                --
                                                       2008      1.072          0.898                --
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.085          1.072            27,089
                                                       2010      0.994          1.085            71,993
                                                       2009      0.822          0.994            73,684
                                                       2008      1.071          0.822            75,677
                                                       2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.025          0.989           444,856
                                                       2010      0.926          1.025           321,497
                                                       2009      0.748          0.926           327,227
                                                       2008      1.072          0.748             6,664
                                                       2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.964          0.907                --
                                                       2010      0.859          0.964                --
                                                       2009      0.680          0.859                --
                                                       2008      1.072          0.680                --
                                                       2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.304          1.304           147,691
                                                       2010      1.214          1.304           293,121
                                                       2009      1.048          1.214           299,738
                                                       2008      1.379          1.048           319,570
                                                       2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.337                --
                                                       2010      1.244          1.356                --
                                                       2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.981          0.879            41,096
                                                       2010      0.865          0.981            46,089
                                                       2009      0.633          0.865            85,127
                                                       2008      1.088          0.633           110,071
                                                       2007      1.047          1.088           133,447
                                                       2006      0.996          1.047           139,807

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.030          0.994            17,658
                                                       2010      0.902          1.030            18,206
                                                       2009      0.645          0.902            18,823
                                                       2008      1.136          0.645            20,571
                                                       2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.304          1.317            34,504

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           299,745
                                                       2005      1.110          1.109           430,006
                                                       2004      1.042          1.110           406,388
                                                       2003      1.000          1.042            82,523

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.184          1.221                --
                                                       2008      1.155          1.184           553,011
                                                       2007      1.086          1.155           526,678
                                                       2006      1.069          1.086           638,934
                                                       2005      1.067          1.069           654,436
                                                       2004      1.040          1.067           578,324
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            56,570
                                                       2005      1.765          1.848            55,526
                                                       2004      1.430          1.765            25,183
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            96,363
                                                       2004      1.223          1.274            94,278
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351           119,906
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           297,459
                                                       2004      1.076          1.082           298,213
                                                       2003      1.014          1.076           271,630
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           150,031
                                                       2004      1.153          1.308           152,236
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            52,606
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            72,663
                                                       2004      1.259          1.426            71,995
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353           108,946
                                                       2004      1.257          1.355           108,950
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.300                --
                                                       2005      1.000          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.25% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.416          1.348                --
                                                       2007      1.238          1.416            10,911
                                                       2006      1.231          1.238            10,912
                                                       2005      1.167          1.231            10,914
                                                       2004      1.115          1.167             9,685
                                                       2003      1.000          1.115             9,685

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.245          1.298                --
                                                       2005      1.217          1.245            39,726
                                                       2004      1.119          1.217            37,614
                                                       2003      1.000          1.119            23,528

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.299          1.262                --
                                                       2005      1.157          1.299            24,077
                                                       2004      1.092          1.157            24,077
                                                       2003      1.000          1.092            24,077

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.778          1.584           240,099
                                                       2010      1.628          1.778           319,479
                                                       2009      1.170          1.628           333,685
                                                       2008      1.942          1.170           588,942
                                                       2007      1.730          1.942           667,090
                                                       2006      1.469          1.730           713,640
                                                       2005      1.317          1.469           649,004
                                                       2004      1.187          1.317           414,775
                                                       2003      1.000          1.187            58,159

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.472          1.378           268,268
                                                       2010      1.268          1.472           385,246
                                                       2009      0.930          1.268           410,376
                                                       2008      1.699          0.930           761,928
                                                       2007      1.546          1.699           912,461
                                                       2006      1.435          1.546           965,463
                                                       2005      1.263          1.435           902,070
                                                       2004      1.148          1.263           428,273
                                                       2003      1.000          1.148            24,955

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.258          1.207           511,715
                                                       2010      1.154          1.258           628,662
                                                       2009      0.900          1.154           653,851
                                                       2008      1.480          0.900           706,237
                                                       2007      1.442          1.480           925,159
                                                       2006      1.280          1.442         1,159,994
                                                       2005      1.237          1.280         1,079,791
                                                       2004      1.146          1.237           633,583
                                                       2003      1.000          1.146            61,915

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.545          1.526                --
                                                       2005      1.337          1.545                --
                                                       2004      1.144          1.337                --
                                                       2003      1.000          1.144                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.538          1.994                --
                                                       2005      1.467          1.538                --
                                                       2004      1.142          1.467                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                --
                                                       2005      1.199          1.291                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                --
                                                       2005      1.197          1.289             5,887
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.569          1.494            62,783
                                                       2010      1.371          1.569           117,138
                                                       2009      1.033          1.371           120,754
                                                       2008      1.842          1.033            86,291
                                                       2007      1.603          1.842           102,798
                                                       2006      1.469          1.603            89,280
                                                       2005      1.286          1.469            91,262
                                                       2004      1.140          1.286            23,417
                                                       2003      1.000          1.140             2,436

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.117          1.845            83,701
                                                       2010      1.684          2.117            88,533
                                                       2009      1.232          1.684            91,954
                                                       2008      2.087          1.232           106,717
                                                       2007      1.851          2.087           149,602
                                                       2006      1.684          1.851           248,165
                                                       2005      1.459          1.684           275,347
                                                       2004      1.197          1.459           204,070
                                                       2003      1.000          1.197            53,786

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.233          1.234           114,939
                                                       2010      1.119          1.233           121,732
                                                       2009      0.844          1.119           129,114
                                                       2008      1.227          0.844           131,439
                                                       2007      1.210          1.227           128,514
                                                       2006      1.047          1.210            72,427
                                                       2005      1.000          1.047            72,427

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.515          1.410            18,700
                                                       2010      1.214          1.515            20,784
                                                       2009      0.865          1.214            21,838
                                                       2008      1.538          0.865            48,340
                                                       2007      1.414          1.538           112,620
                                                       2006      1.331          1.414            88,165
                                                       2005      1.299          1.331            95,564
                                                       2004      1.192          1.299            31,428
                                                       2003      1.000          1.192            10,110

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.329          1.539                --
                                                       2005      1.230          1.329           536,172
                                                       2004      1.117          1.230           275,446
                                                       2003      1.000          1.117            58,994

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.024          2.745                --
                                                       2007      2.402          3.024           119,543
                                                       2006      1.917          2.402           115,098
                                                       2005      1.539          1.917           109,810
                                                       2004      1.262          1.539            29,683
                                                       2003      1.000          1.262                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.627          1.422           117,674
                                                       2010      1.535          1.627           144,247
                                                       2009      1.146          1.535           152,139
                                                       2008      1.966          1.146           183,109
                                                       2007      1.742          1.966           217,229
                                                       2006      1.467          1.742           284,043
                                                       2005      1.361          1.467           273,653
                                                       2004      1.175          1.361           169,332
                                                       2003      1.000          1.175            43,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.401          1.669                --
                                                       2005      1.316          1.401           112,431
                                                       2004      1.160          1.316            11,079
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.847          1.776             4,204
                                                       2010      1.505          1.847             4,211
                                                       2009      1.066          1.505             4,218
                                                       2008      1.941          1.066            25,546
                                                       2007      1.631          1.941            21,320
                                                       2006      1.472          1.631                --
                                                       2005      1.344          1.472                --
                                                       2004      1.141          1.344                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.339          1.494                --
                                                       2005      1.317          1.339             4,326
                                                       2004      1.172          1.317                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.262          1.341                --
                                                       2006      1.203          1.262                --
                                                       2005      1.157          1.203                --
                                                       2004      1.150          1.157                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.002          1.059                --
                                                       2009      0.848          1.002            19,376
                                                       2008      1.478          0.848            19,638
                                                       2007      1.441          1.478            23,852
                                                       2006      1.280          1.441            24,348
                                                       2005      1.228          1.280            95,390
                                                       2004      1.139          1.228            77,481
                                                       2003      1.000          1.139             2,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.318          1.320           237,893
                                                       2010      1.078          1.318           329,717
                                                       2009      0.819          1.078           367,410
                                                       2008      1.406          0.819           576,859
                                                       2007      1.417          1.406           720,650
                                                       2006      1.332          1.417           867,292
                                                       2005      1.220          1.332           820,716
                                                       2004      1.135          1.220           512,611
                                                       2003      1.000          1.135           135,782

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.312          1.316           194,704
                                                       2010      1.191          1.312           238,586
                                                       2009      0.998          1.191           266,847
                                                       2008      1.444          0.998           277,859
                                                       2007      1.362          1.444           299,459
                                                       2006      1.213          1.362           306,321
                                                       2005      1.190          1.213           347,864
                                                       2004      1.119          1.190           242,177
                                                       2003      1.000          1.119            35,970

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.921          0.904                --
                                                       2008      1.334          0.921            44,688
                                                       2007      1.338          1.334            44,729

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.144          1.206                --
                                                       2010      1.039          1.144           551,555
                                                       2009      0.758          1.039           604,140
                                                       2008      1.339          0.758           643,163
                                                       2007      1.345          1.339           824,132
                                                       2006      1.210          1.345           845,474
                                                       2005      1.176          1.210         1,323,747
                                                       2004      1.128          1.176         1,039,386
                                                       2003      1.000          1.128            34,967

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.188          1.288                --
                                                       2010      1.086          1.188                --
                                                       2009      0.910          1.086                --
                                                       2008      1.303          0.910                --
                                                       2007      1.252          1.303            30,439
                                                       2006      1.086          1.252            32,043
                                                       2005      1.113          1.086            32,776
                                                       2004      1.101          1.113             6,616
                                                       2003      1.000          1.101             2,853

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.284          1.257                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.060          1.116           327,896
                                                       2010      0.967          1.060           436,839
                                                       2009      0.806          0.967           439,371
                                                       2008      1.268          0.806           450,637
                                                       2007      1.231          1.268           625,901
                                                       2006      1.139          1.231           641,804
                                                       2005      1.117          1.139           675,708
                                                       2004      1.088          1.117         1,064,941
                                                       2003      1.000          1.088           322,062

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.280          1.174           183,195
                                                       2010      1.123          1.280           234,195
                                                       2009      0.888          1.123           252,250
                                                       2008      1.432          0.888           515,258
                                                       2007      1.446          1.432           563,039
                                                       2006      1.266          1.446           619,231
                                                       2005      1.236          1.266           606,974
                                                       2004      1.168          1.236           386,293
                                                       2003      1.000          1.168            82,968

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.138          1.105            25,852
                                                       2010      1.060          1.138            63,205
                                                       2009      0.761          1.060            83,865
                                                       2008      1.241          0.761            91,001
                                                       2007      1.206          1.241            96,776
                                                       2006      1.179          1.206            97,029
                                                       2005      1.146          1.179           105,360
                                                       2004      1.168          1.146            77,868
                                                       2003      1.000          1.168            11,125

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.241          1.274            17,370
                                                       2010      1.160          1.241            17,370
                                                       2009      0.953          1.160            17,370
                                                       2008      1.513          0.953            17,370
                                                       2007      1.490          1.513            17,370
                                                       2006      1.288          1.490            17,370
                                                       2005      1.237          1.288            17,370
                                                       2004      1.146          1.237             6,963
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.569          1.474            16,529
                                                       2010      1.310          1.569            41,324
                                                       2009      0.985          1.310            45,691
                                                       2008      1.557          0.985            38,022
                                                       2007      1.486          1.557            57,420
                                                       2006      1.324          1.486            60,264
                                                       2005      1.250          1.324            86,613
                                                       2004      1.158          1.250            67,514
                                                       2003      1.000          1.158            29,696

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.676          1.661            55,382
                                                       2010      1.369          1.676            79,846
                                                       2009      0.981          1.369            86,805
                                                       2008      1.692          0.981           243,448
                                                       2007      1.573          1.692           245,673
                                                       2006      1.426          1.573           191,147
                                                       2005      1.391          1.426           202,900
                                                       2004      1.236          1.391           150,587
                                                       2003      1.000          1.236             1,223

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.875          0.850                --
                                                       2008      1.432          0.875             4,723
                                                       2007      1.396          1.432             7,992
                                                       2006      1.240          1.396             8,267
                                                       2005      1.217          1.240             8,273
                                                       2004      1.129          1.217             8,280
                                                       2003      1.000          1.129               600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.301          1.318                --
                                                       2006      1.185          1.301            44,762
                                                       2005      1.171          1.185            76,773
                                                       2004      1.122          1.171            82,431
                                                       2003      1.000          1.122             4,725

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.940          0.927                --
                                                       2010      0.881          0.940            56,324
                                                       2009      0.767          0.881            64,796
                                                       2008      0.995          0.767             4,380
                                                       2007      1.005          0.995            35,730
                                                       2006      0.987          1.005            37,783
                                                       2005      0.986          0.987            39,156
                                                       2004      0.997          0.986           279,946
                                                       2003      1.000          0.997             3,430

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.221          1.243                --
                                                       2010      1.120          1.221           141,247
                                                       2009      0.960          1.120           141,825
                                                       2008      1.136          0.960            76,878
                                                       2007      1.140          1.136            89,038
                                                       2006      1.106          1.140            97,979
                                                       2005      1.103          1.106           126,528
                                                       2004      1.057          1.103            80,974
                                                       2003      1.000          1.057                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.549          1.551            68,792
                                                       2010      1.358          1.549            89,987
                                                       2009      0.869          1.358            87,139
                                                       2008      1.269          0.869           114,064
                                                       2007      1.294          1.269           185,393
                                                       2006      1.192          1.294           218,345
                                                       2005      1.189          1.192           265,933
                                                       2004      1.101          1.189           142,184
                                                       2003      1.000          1.101            31,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.016          1.009                --
                                                       2009      1.037          1.016           312,506
                                                       2008      1.034          1.037           799,459
                                                       2007      1.008          1.034           717,293
                                                       2006      0.985          1.008           704,287
                                                       2005      0.980          0.985           445,314
                                                       2004      0.993          0.980            12,973
                                                       2003      1.000          0.993                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.579          1.681                --
                                                       2006      1.430          1.579            57,763
                                                       2005      1.394          1.430            81,481
                                                       2004      1.234          1.394            38,155
                                                       2003      1.000          1.234             1,294

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.455          1.523                --
                                                       2006      1.260          1.455            22,448
                                                       2005      1.238          1.260            22,454
                                                       2004      1.169          1.238            16,063
                                                       2003      1.000          1.169                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.453          1.507                --
                                                       2006      1.267          1.453           251,756
                                                       2005      1.255          1.267           254,259
                                                       2004      1.140          1.255           107,023
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.627          1.789                --
                                                       2006      1.483          1.627           168,726
                                                       2005      1.401          1.483           175,143
                                                       2004      1.155          1.401           135,438
                                                       2003      1.000          1.155            12,721

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.510          1.580                --
                                                       2006      1.432          1.510                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.236          1.211                --
                                                       2010      1.123          1.236                --
                                                       2009      0.963          1.123                --
                                                       2008      1.572          0.963                --
                                                       2007      1.567          1.572                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.869          0.804            92,291
                                                       2010      0.764          0.869            92,294
                                                       2009      0.578          0.764            92,297
                                                       2008      1.012          0.578               837
                                                       2007      1.215          1.012            82,855
                                                       2006      1.003          1.215            79,157

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.400          1.230             8,534
                                                       2010      1.198          1.400             8,539
                                                       2009      0.949          1.198             8,543
                                                       2008      1.298          0.949             8,548
                                                       2007      1.341          1.298            19,273
                                                       2006      1.263          1.341            16,757

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.719          1.446            84,035
                                                       2010      1.507          1.719            87,013
                                                       2009      0.991          1.507            93,730
                                                       2008      1.711          0.991            83,450
                                                       2007      1.765          1.711           104,545
                                                       2006      1.608          1.765           108,737

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.362          1.321             3,998
                                                       2010      1.102          1.362            27,182
                                                       2009      0.840          1.102            31,057
                                                       2008      1.399          0.840             4,008
                                                       2007      1.284          1.399                --
                                                       2006      1.299          1.284                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.696          1.537             3,760
                                                       2010      1.581          1.696             3,764
                                                       2009      1.129          1.581             3,768
                                                       2008      1.986          1.129             3,773
                                                       2007      1.557          1.986                --
                                                       2006      1.526          1.557                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.084          1.004                --
                                                       2010      0.903          1.084                --
                                                       2009      0.675          0.903                --
                                                       2008      1.119          0.675                --
                                                       2007      1.268          1.119            31,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.954          0.898           200,319
                                                       2010      0.777          0.954           219,225
                                                       2009      0.628          0.777           218,409
                                                       2008      1.050          0.628           236,357
                                                       2007      1.067          1.050           257,149
                                                       2006      1.015          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.806          0.765                --
                                                       2008      1.438          0.806            64,859
                                                       2007      1.314          1.438            99,540
                                                       2006      1.336          1.314            99,554

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.107          1.008            17,590
                                                       2010      1.063          1.107            19,164

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.973          0.829                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.504          1.990            30,779
                                                       2010      2.071          2.504            30,860
                                                       2009      1.254          2.071            28,210
                                                       2008      2.749          1.254            40,659

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.629          1.422                --
                                                       2010      1.495          1.629                --
                                                       2009      1.162          1.495                --
                                                       2008      2.063          1.162             9,787
                                                       2007      1.973          2.063             9,787

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.315          1.434           109,369
                                                       2010      1.245          1.315           149,736
                                                       2009      1.076          1.245           110,434
                                                       2008      1.179          1.076           142,035
                                                       2007      1.118          1.179           179,602

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.411          1.424           394,049
                                                       2010      1.334          1.411           579,578
                                                       2009      1.203          1.334           498,564

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.334          1.245            32,591
                                                       2010      1.174          1.334            33,901
                                                       2009      0.969          1.174            35,173
                                                       2008      1.476          0.969            70,031
                                                       2007      1.437          1.476            78,971
                                                       2006      1.343          1.437            79,777

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.283                --
                                                       2006      1.111          1.164             9,295

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.600          1.622            99,043
                                                       2010      1.459          1.600           118,762
                                                       2009      1.121          1.459           163,774
                                                       2008      1.285          1.121           164,000
                                                       2007      1.232          1.285           124,997
                                                       2006      1.195          1.232            17,465

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.896          0.841           388,552
                                                       2010      0.783          0.896           479,905
                                                       2009      0.676          0.783           507,699
                                                       2008      1.086          0.676           532,630
                                                       2007      1.071          1.086         1,031,639
                                                       2006      1.001          1.071           842,586

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.966          0.860           218,826
                                                       2010      0.824          0.966           275,096
                                                       2009      0.666          0.824           286,770
                                                       2008      0.971          0.666           718,121
                                                       2007      1.024          0.971           724,208
                                                       2006      1.003          1.024            14,627

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.339          1.268             2,653
                                                       2010      1.189          1.339             2,653
                                                       2009      0.815          1.189             2,347
                                                       2008      1.536          0.815             2,351
                                                       2007      1.305          1.536             2,354
                                                       2006      1.343          1.305             2,357

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.158          1.205           278,162
                                                       2010      1.095          1.158           387,776
                                                       2009      1.024          1.095           177,905
                                                       2008      1.086          1.024           182,559
                                                       2007      1.047          1.086           205,937
                                                       2006      1.013          1.047           262,471

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.154          1.028             7,256
                                                       2010      0.985          1.154            31,622
                                                       2009      0.786          0.985            31,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.439          1.407            56,663
                                                       2010      1.460          1.439            61,056

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.731          0.721                --
                                                       2008      1.250          0.731             9,164
                                                       2007      1.280          1.250            19,076
                                                       2006      1.251          1.280            18,930

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.204          1.060           494,944

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.707          0.736                --
                                                       2008      1.310          0.707             6,912
                                                       2007      1.290          1.310             6,925
                                                       2006      1.278          1.290             6,717

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.075          0.985            23,646
                                                       2010      0.961          1.075            35,582
                                                       2009      0.807          0.961            36,295
                                                       2008      1.353          0.807            37,162
                                                       2007      1.330          1.353            95,081
                                                       2006      1.302          1.330           144,265

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.333          1.310             1,351
                                                       2010      1.221          1.333             1,351
                                                       2009      0.892          1.221             1,222
                                                       2008      1.352          0.892             1,224

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.902          0.976                --
                                                       2010      0.798          0.902             6,360
                                                       2009      0.621          0.798             6,413
                                                       2008      1.066          0.621             6,467
                                                       2007      1.056          1.066             6,511
                                                       2006      1.002          1.056             6,548

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.137          1.148                --
                                                       2010      1.057          1.137                --
                                                       2009      0.897          1.057                --
                                                       2008      1.071          0.897                --
                                                       2007      1.038          1.071                --
                                                       2006      1.001          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.082          1.069                --
                                                       2010      0.992          1.082                --
                                                       2009      0.821          0.992           524,068
                                                       2008      1.070          0.821           548,800
                                                       2007      1.045          1.070           518,922
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.023          0.987           559,531
                                                       2010      0.925          1.023           563,159
                                                       2009      0.747          0.925           571,775
                                                       2008      1.071          0.747           457,388
                                                       2007      1.050          1.071           111,352
                                                       2006      1.002          1.050           123,432

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.962          0.905            36,889
                                                       2010      0.857          0.962            45,334
                                                       2009      0.679          0.857            46,741
                                                       2008      1.071          0.679            48,415
                                                       2007      1.055          1.071           308,817
                                                       2006      1.002          1.055            38,653

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.205          1.198                --
                                                       2010      1.077          1.205                --
                                                       2009      0.879          1.077                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.247          1.246           700,588
                                                       2010      1.161          1.247           722,989
                                                       2009      1.003          1.161           759,484
                                                       2008      1.320          1.003           655,307
                                                       2007      1.297          1.320           701,004
                                                       2006      1.218          1.297           813,757

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.347          1.328                --
                                                       2010      1.237          1.347                --
                                                       2009      1.047          1.237                --
                                                       2008      1.450          1.047                --
                                                       2007      1.378          1.450            74,216
                                                       2006      1.252          1.378            87,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.979          0.877             3,296
                                                       2010      0.864          0.979             3,536
                                                       2009      0.632          0.864             3,791
                                                       2008      1.087          0.632             7,519
                                                       2007      1.046          1.087           170,405
                                                       2006      0.996          1.046           173,506

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.028          0.992            86,122
                                                       2010      0.901          1.028           117,233
                                                       2009      0.644          0.901           117,233
                                                       2008      1.136          0.644            31,111
                                                       2007      1.064          1.136            31,111
                                                       2006      0.998          1.064            31,111

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.243          1.255           128,317

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.094          1.113                --
                                                       2006      1.111          1.094           193,419
                                                       2005      1.113          1.111           191,974
                                                       2004      1.045          1.113            62,470
                                                       2003      1.000          1.045             8,697

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.163          1.199                --
                                                       2008      1.135          1.163           272,042
                                                       2007      1.068          1.135           595,723
                                                       2006      1.052          1.068           812,182
                                                       2005      1.050          1.052           735,263
                                                       2004      1.024          1.050           177,031
                                                       2003      1.000          1.024             2,626

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.836          1.983                --
                                                       2006      1.470          1.836                --
                                                       2005      1.340          1.470                --
                                                       2004      1.179          1.340                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.830          1.950                --
                                                       2006      1.596          1.830           396,269
                                                       2005      1.525          1.596           373,790
                                                       2004      1.235          1.525           190,987
                                                       2003      1.000          1.235             9,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.258          1.336                --
                                                       2005      1.183          1.258           101,436
                                                       2004      1.136          1.183            31,545
                                                       2003      1.000          1.136            23,085

  Travelers Equity Income Subaccount (11/99).........  2006      1.242          1.302                --
                                                       2005      1.216          1.242           143,062
                                                       2004      1.132          1.216            60,897
                                                       2003      1.000          1.132            35,179

  Travelers Large Cap Subaccount (11/99).............  2006      1.243          1.278                --
                                                       2005      1.169          1.243             1,352
                                                       2004      1.123          1.169             1,358
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.139                --
                                                       2005      1.000          1.073             5,797

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042            86,326

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061            26,513

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051                --
                                                       2005      1.000          1.033                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.025          1.013                --
                                                       2005      1.034          1.025           241,706
                                                       2004      1.028          1.034           109,260
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.352          1.432                --
                                                       2005      1.234          1.352                --
                                                       2004      1.089          1.234                --
                                                       2003      1.000          1.089                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.272          1.343                --
                                                       2005      1.262          1.272             2,360
                                                       2004      1.131          1.262                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.183          1.218                --
                                                       2005      1.175          1.183           829,289
                                                       2004      1.078          1.175           710,313
                                                       2003      1.000          1.078            73,796

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                --
                                                       2005      1.116          1.162            28,581
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.403          1.608                --
                                                       2005      1.310          1.403            58,267
                                                       2004      1.158          1.310            29,783
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.268          1.343                --
                                                       2005      1.224          1.268           100,080
                                                       2004      1.126          1.224            99,618
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.111                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.186          1.195                --
                                                       2005      1.170          1.186            19,123
                                                       2004      1.078          1.170             1,155
                                                       2003      1.000          1.078                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.200          1.249                --
                                                       2005      1.203          1.200             5,498
                                                       2004      1.116          1.203                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.131          1.299                --
                                                       2005      1.000          1.131                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.207          1.251                --
                                                       2005      1.145          1.207            54,061
                                                       2004      1.128          1.145            43,204
                                                       2003      1.000          1.128            43,224

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.284          0.640               --
                                                       2007      1.123          1.284               --
                                                       2006      1.117          1.123               --
                                                       2005      1.059          1.117               --
                                                       2004      1.000          1.059               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.105          1.153               --
                                                       2005      1.081          1.105               --
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.499          1.335          104,901
                                                       2010      1.373          1.499          106,934
                                                       2009      0.987          1.373          108,626
                                                       2008      1.640          0.987          109,837
                                                       2007      1.461          1.640          112,818
                                                       2006      1.241          1.461          125,017
                                                       2005      1.113          1.241          125,405
                                                       2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.262          1.181           77,393
                                                       2010      1.088          1.262           77,786
                                                       2009      0.799          1.088           88,226
                                                       2008      1.459          0.799           83,671
                                                       2007      1.329          1.459           80,166
                                                       2006      1.233          1.329          105,809
                                                       2005      1.086          1.233           51,250
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.080          1.036           83,239
                                                       2010      0.992          1.080           85,967
                                                       2009      0.773          0.992          100,179
                                                       2008      1.273          0.773           97,150
                                                       2007      1.240          1.273           97,266
                                                       2006      1.102          1.240          125,007
                                                       2005      1.065          1.102           53,033
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349           45,302
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.348          1.283           22,127
                                                       2010      1.178          1.348           22,133
                                                       2009      0.888          1.178           22,144
                                                       2008      1.584          0.888           38,468
                                                       2007      1.380          1.584           33,839
                                                       2006      1.265          1.380           33,842
                                                       2005      1.108          1.265           33,845
                                                       2004      1.000          1.108               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      1.775          1.547              792
                                                       2010      1.413          1.775              837
                                                       2009      1.034          1.413              884
                                                       2008      1.753          1.034              887
                                                       2007      1.555          1.753              932
                                                       2006      1.416          1.555           10,241
                                                       2005      1.227          1.416           10,559
                                                       2004      1.000          1.227               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.230          1.230           12,978
                                                       2010      1.117          1.230           14,555
                                                       2009      0.843          1.117           16,324
                                                       2008      1.226          0.843           18,915
                                                       2007      1.209          1.226           18,915
                                                       2006      1.046          1.209           18,915
                                                       2005      1.000          1.046           11,132

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.262          1.174               --
                                                       2010      1.012          1.262               --
                                                       2009      0.721          1.012               --
                                                       2008      1.283          0.721               --
                                                       2007      1.181          1.283               --
                                                       2006      1.111          1.181               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189           10,294
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.476          2.247               --
                                                       2007      1.967          2.476           57,126
                                                       2006      1.572          1.967           60,323
                                                       2005      1.262          1.572           60,464
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.378          1.204           86,442
                                                       2010      1.301          1.378           86,849
                                                       2009      0.971          1.301           86,919
                                                       2008      1.667          0.971           81,593
                                                       2007      1.478          1.667           79,169
                                                       2006      1.245          1.478           89,582
                                                       2005      1.156          1.245           89,944
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.548          1.488               --
                                                       2010      1.262          1.548               --
                                                       2009      0.894          1.262               --
                                                       2008      1.630          0.894               --
                                                       2007      1.370          1.630               --
                                                       2006      1.237          1.370               --
                                                       2005      1.130          1.237               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145            6,109
                                                       2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.119          1.188               --
                                                       2006      1.066          1.119               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.868          0.918               --
                                                       2009      0.735          0.868            9,497
                                                       2008      1.282          0.735            9,501
                                                       2007      1.251          1.282            9,501
                                                       2006      1.111          1.251            9,501
                                                       2005      1.067          1.111            2,462
                                                       2004      1.000          1.067               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.148          1.150           37,185
                                                       2010      0.940          1.148           37,195
                                                       2009      0.715          0.940           37,213
                                                       2008      1.227          0.715           56,604
                                                       2007      1.237          1.227           60,717
                                                       2006      1.164          1.237           60,726
                                                       2005      1.066          1.164           60,735
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.162          1.165               --
                                                       2010      1.056          1.162               --
                                                       2009      0.884          1.056               --
                                                       2008      1.280          0.884               --
                                                       2007      1.209          1.280               --
                                                       2006      1.077          1.209               --
                                                       2005      1.057          1.077               --
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.811          0.796               --
                                                       2008      1.176          0.811               --
                                                       2007      1.179          1.176               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.008          1.062               --
                                                       2010      0.915          1.008          243,161
                                                       2009      0.668          0.915          259,191
                                                       2008      1.181          0.668          277,687
                                                       2007      1.187          1.181          293,415
                                                       2006      1.069          1.187          305,270
                                                       2005      1.039          1.069          240,696
                                                       2004      1.000          1.039               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.082          1.173               --
                                                       2010      0.990          1.082               --
                                                       2009      0.829          0.990               --
                                                       2008      1.188          0.829               --
                                                       2007      1.143          1.188               --
                                                       2006      0.991          1.143               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.596          1.562               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.975          1.026          200,974
                                                       2010      0.890          0.975          206,465
                                                       2009      0.743          0.890          212,655
                                                       2008      1.168          0.743          221,593
                                                       2007      1.135          1.168          221,619
                                                       2006      1.051          1.135          113,004
                                                       2005      1.031          1.051          101,197
                                                       2004      1.000          1.031               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.093          1.002               --
                                                       2010      0.959          1.093               --
                                                       2009      0.759          0.959               --
                                                       2008      1.224          0.759               --
                                                       2007      1.237          1.224               --
                                                       2006      1.084          1.237               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.980          0.952               --
                                                       2010      0.913          0.980               --
                                                       2009      0.656          0.913               --
                                                       2008      1.071          0.656               --
                                                       2007      1.041          1.071               --
                                                       2006      1.018          1.041               --
                                                       2005      0.990          1.018               --
                                                       2004      1.000          0.990               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.080          1.108               --
                                                       2010      1.010          1.080               --
                                                       2009      0.830          1.010               --
                                                       2008      1.319          0.830               --
                                                       2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.370          1.287               --
                                                       2010      1.144          1.370               --
                                                       2009      0.861          1.144               --
                                                       2008      1.361          0.861               --
                                                       2007      1.300          1.361               --
                                                       2006      1.159          1.300               --
                                                       2005      1.095          1.159               --
                                                       2004      1.000          1.095               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.401          1.388           12,009
                                                       2010      1.145          1.401           12,011
                                                       2009      0.821          1.145           12,016
                                                       2008      1.417          0.821           25,284
                                                       2007      1.318          1.417           30,266
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.768          0.746               --
                                                       2008      1.258          0.768               --
                                                       2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.147          1.162               --
                                                       2006      1.046          1.147               --
                                                       2005      1.033          1.046               --
                                                       2004      1.000          1.033               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.949          0.935               --
                                                       2010      0.889          0.949           15,346
                                                       2009      0.775          0.889           15,353
                                                       2008      1.006          0.775           15,362
                                                       2007      1.016          1.006           15,370
                                                       2006      0.998          1.016           15,377
                                                       2005      0.998          0.998           15,385
                                                       2004      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.182          1.202               --
                                                       2010      1.084          1.182               --
                                                       2009      0.930          1.084               --
                                                       2008      1.101          0.930               --
                                                       2007      1.105          1.101               --
                                                       2006      1.073          1.105               --
                                                       2005      1.071          1.073               --
                                                       2004      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.410          1.411            3,621
                                                       2010      1.237          1.410            3,803
                                                       2009      0.791          1.237            3,862
                                                       2008      1.157          0.791            1,062
                                                       2007      1.180          1.157            1,116
                                                       2006      1.088          1.180           12,092
                                                       2005      1.085          1.088           12,468
                                                       2004      1.000          1.085               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.028          1.020               --
                                                       2009      1.050          1.028               --
                                                       2008      1.047          1.050               --
                                                       2007      1.021          1.047               --
                                                       2006      0.998          1.021               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.323          1.408               --
                                                       2006      1.199          1.323           30,203
                                                       2005      1.170          1.199           30,206
                                                       2004      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272           18,078
                                                       2005      1.100          1.110           10,841
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           72,009
                                                       2005      1.161          1.228           72,352
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.123          1.100               --
                                                       2010      1.021          1.123               --
                                                       2009      0.876          1.021               --
                                                       2008      1.430          0.876               --
                                                       2007      1.426          1.430               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.866          0.802           67,648
                                                       2010      0.762          0.866           69,430
                                                       2009      0.577          0.762           71,422
                                                       2008      1.011          0.577           74,209
                                                       2007      1.214          1.011           74,209
                                                       2006      1.003          1.214           74,209

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.396          1.226               --
                                                       2010      1.195          1.396               --
                                                       2009      0.947          1.195               --
                                                       2008      1.296          0.947               --
                                                       2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.498          1.259               --
                                                       2010      1.314          1.498               --
                                                       2009      0.865          1.314               --
                                                       2008      1.493          0.865               --
                                                       2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.358          1.316               --
                                                       2010      1.099          1.358               --
                                                       2009      0.838          1.099               --
                                                       2008      1.397          0.838               --
                                                       2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.479          1.340               --
                                                       2010      1.380          1.479               --
                                                       2009      0.986          1.380               --
                                                       2008      1.735          0.986               --
                                                       2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.081          1.001               --
                                                       2010      0.900          1.081               --
                                                       2009      0.674          0.900               --
                                                       2008      1.117          0.674               --
                                                       2007      1.267          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.952          0.896           55,319
                                                       2010      0.776          0.952           55,582
                                                       2009      0.627          0.776           55,656
                                                       2008      1.049          0.627           72,389
                                                       2007      1.067          1.049           78,357
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.718          0.681               --
                                                       2008      1.281          0.718               --
                                                       2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.959          0.873            9,488
                                                       2010      0.921          0.959            9,492

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.773          1.509               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.047          1.627           56,373
                                                       2010      1.694          2.047           56,591
                                                       2009      1.026          1.694           44,004
                                                       2008      2.251          1.026           53,832

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.405          1.226               --
                                                       2010      1.290          1.405               --
                                                       2009      1.004          1.290               --
                                                       2008      1.782          1.004               --
                                                       2007      1.705          1.782               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.258          1.371           58,744
                                                       2010      1.192          1.258           60,383
                                                       2009      1.030          1.192           62,219
                                                       2008      1.129          1.030           64,846
                                                       2007      1.071          1.129           64,901

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.188          1.109           12,289
                                                       2010      1.046          1.188           13,783
                                                       2009      0.864          1.046           15,455
                                                       2008      1.317          0.864           17,817
                                                       2007      1.283          1.317           17,817
                                                       2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.506          1.526               --
                                                       2010      1.374          1.506               --
                                                       2009      1.056          1.374               --
                                                       2008      1.211          1.056               --
                                                       2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.893          0.838           29,843
                                                       2010      0.781          0.893           33,470
                                                       2009      0.675          0.781           37,535
                                                       2008      1.085          0.675           43,146
                                                       2007      1.071          1.085           43,146
                                                       2006      1.001          1.071           21,688

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.964          0.857           42,915
                                                       2010      0.822          0.964           42,922
                                                       2009      0.665          0.822           42,934
                                                       2008      0.970          0.665           50,320
                                                       2007      1.024          0.970           55,499
                                                       2006      1.003          1.024            7,768

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.136          1.075               --
                                                       2010      1.009          1.136               --
                                                       2009      0.692          1.009               --
                                                       2008      1.305          0.692               --
                                                       2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.149          1.195               --
                                                       2010      1.086          1.149               --
                                                       2009      1.017          1.086               --
                                                       2008      1.079          1.017               --
                                                       2007      1.041          1.079               --
                                                       2006      1.008          1.041               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.005          0.982           20,077
                                                       2010      1.020          1.005            5,962

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.660          0.651               --
                                                       2008      1.130          0.660               --
                                                       2007      1.157          1.130               --
                                                       2006      1.131          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.663          1.464          145,513

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.633          0.659               --
                                                       2008      1.174          0.633               --
                                                       2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.972          0.890               --
                                                       2010      0.869          0.972               --
                                                       2009      0.730          0.869               --
                                                       2008      1.225          0.730               --
                                                       2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.207          1.185               --
                                                       2010      1.106          1.207               --
                                                       2009      0.809          1.106               --
                                                       2008      1.225          0.809               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.900          0.973               --
                                                       2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.135          1.145           61,522
                                                       2010      1.055          1.135           61,551
                                                       2009      0.896          1.055           61,581
                                                       2008      1.071          0.896           61,613
                                                       2007      1.038          1.071           61,646
                                                       2006      1.001          1.038           61,676

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.080          1.066               --
                                                       2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.021          0.984           21,320
                                                       2010      0.923          1.021           21,361
                                                       2009      0.746          0.923           21,405
                                                       2008      1.070          0.746           21,451
                                                       2007      1.050          1.070           21,493
                                                       2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.959          0.902               --
                                                       2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.160          1.159               --
                                                       2010      1.080          1.160               --
                                                       2009      0.934          1.080               --
                                                       2008      1.230          0.934               --
                                                       2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.339          1.320               --
                                                       2010      1.229          1.339               --
                                                       2009      1.041          1.229               --
                                                       2008      1.462          1.041               --
                                                       2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.977          0.874               --
                                                       2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.026          0.989               --
                                                       2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.281          1.293               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           85,520
                                                       2005      1.068          1.065           78,316
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.155          1.191               --
                                                       2008      1.128          1.155           27,149
                                                       2007      1.061          1.128           27,208
                                                       2006      1.046          1.061           48,029
                                                       2005      1.045          1.046           40,750
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           33,934
                                                       2005      1.193          1.248           33,937
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.000          1.042           20,075

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051               --
                                                       2005      1.000          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.020          1.008               --
                                                       2005      1.029          1.020               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.000          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133           10,627
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.110               --
                                                       2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.131          1.299               --
                                                       2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.131               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.35% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.281          0.638                --
                                                       2007      1.122          1.281                --
                                                       2006      1.116          1.122                --
                                                       2005      1.059          1.116                --
                                                       2004      1.000          1.059                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.104          1.152                --
                                                       2005      1.081          1.104             5,812
                                                       2004      1.000          1.081                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.187          1.152                --
                                                       2005      1.058          1.187                --
                                                       2004      1.000          1.058                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.494          1.330           165,108
                                                       2010      1.369          1.494           163,336
                                                       2009      0.985          1.369           160,720
                                                       2008      1.637          0.985           291,983
                                                       2007      1.459          1.637           287,726
                                                       2006      1.240          1.459           367,677
                                                       2005      1.113          1.240           300,878
                                                       2004      1.000          1.113                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.258          1.176           668,450
                                                       2010      1.085          1.258           730,586
                                                       2009      0.797          1.085           768,359
                                                       2008      1.456          0.797           917,390
                                                       2007      1.327          1.456           973,710
                                                       2006      1.232          1.327         1,016,437
                                                       2005      1.086          1.232           777,190
                                                       2004      1.000          1.086                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.076          1.032           195,505
                                                       2010      0.989          1.076           286,380
                                                       2009      0.772          0.989           292,064
                                                       2008      1.271          0.772           354,541
                                                       2007      1.239          1.271           355,591
                                                       2006      1.101          1.239           342,689
                                                       2005      1.065          1.101           251,661
                                                       2004      1.000          1.065                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.350          1.333                --
                                                       2005      1.169          1.350                --
                                                       2004      1.000          1.169                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.348          1.746                --
                                                       2005      1.288          1.348            58,010
                                                       2004      1.000          1.288                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.202          1.304                --
                                                       2005      1.117          1.202                --
                                                       2004      1.000          1.117                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.204          1.339                --
                                                       2005      1.119          1.204            70,480
                                                       2004      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.344          1.278            38,290
                                                       2010      1.175          1.344            41,369
                                                       2009      0.886          1.175            57,876
                                                       2008      1.581          0.886            78,458
                                                       2007      1.378          1.581            85,931
                                                       2006      1.264          1.378            87,792
                                                       2005      1.107          1.264            57,799
                                                       2004      1.000          1.107                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      1.769          1.541           220,256
                                                       2010      1.409          1.769           213,537
                                                       2009      1.032          1.409           220,051
                                                       2008      1.750          1.032           234,024
                                                       2007      1.553          1.750           224,463
                                                       2006      1.415          1.553           177,769
                                                       2005      1.227          1.415           143,657
                                                       2004      1.000          1.227            17,650

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.226          1.226            62,835
                                                       2010      1.114          1.226            74,704
                                                       2009      0.841          1.114            88,821
                                                       2008      1.224          0.841           102,838
                                                       2007      1.208          1.224           103,109
                                                       2006      1.046          1.208            76,174
                                                       2005      1.000          1.046            62,555

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.258          1.169            18,388
                                                       2010      1.009          1.258            17,692
                                                       2009      0.720          1.009            20,017
                                                       2008      1.281          0.720            22,873
                                                       2007      1.179          1.281            19,642
                                                       2006      1.111          1.179            19,997
                                                       2005      1.085          1.111            19,681
                                                       2004      1.000          1.085            19,739

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.188          1.374                --
                                                       2005      1.100          1.188           119,810
                                                       2004      1.000          1.100                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.471          2.243                --
                                                       2007      1.965          2.471            81,869
                                                       2006      1.570          1.965            84,865
                                                       2005      1.262          1.570            61,170
                                                       2004      1.000          1.262                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.374          1.199           251,375
                                                       2010      1.297          1.374           266,112
                                                       2009      0.969          1.297           267,586
                                                       2008      1.664          0.969           274,515
                                                       2007      1.476          1.664           282,552
                                                       2006      1.244          1.476           263,169
                                                       2005      1.156          1.244           183,983
                                                       2004      1.000          1.156                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.191          1.417                --
                                                       2005      1.119          1.191            74,975
                                                       2004      1.000          1.119                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.543          1.483                --
                                                       2010      1.259          1.543                --
                                                       2009      0.892          1.259                --
                                                       2008      1.627          0.892                --
                                                       2007      1.368          1.627                --
                                                       2006      1.236          1.368                --
                                                       2005      1.130          1.236                --
                                                       2004      1.000          1.130                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.144          1.275                --
                                                       2005      1.126          1.144                --
                                                       2004      1.000          1.126                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.117          1.186                --
                                                       2006      1.066          1.117                --
                                                       2005      1.026          1.066                --
                                                       2004      1.000          1.026                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.866          0.915                --
                                                       2009      0.734          0.866           261,446
                                                       2008      1.280          0.734           247,086
                                                       2007      1.249          1.280           235,577
                                                       2006      1.110          1.249           234,581
                                                       2005      1.067          1.110           243,328
                                                       2004      1.000          1.067            80,235

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.144          1.145           207,248
                                                       2010      0.937          1.144           183,323
                                                       2009      0.713          0.937           184,614
                                                       2008      1.225          0.713           185,292
                                                       2007      1.236          1.225           215,162
                                                       2006      1.163          1.236           349,104
                                                       2005      1.066          1.163           281,309
                                                       2004      1.000          1.066                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.158          1.161           145,520
                                                       2010      1.053          1.158           147,092
                                                       2009      0.883          1.053           146,625
                                                       2008      1.278          0.883            36,456
                                                       2007      1.207          1.278            36,791
                                                       2006      1.076          1.207            37,006
                                                       2005      1.057          1.076            29,781
                                                       2004      1.000          1.057                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.809          0.794                --
                                                       2008      1.174          0.809           118,779
                                                       2007      1.177          1.174           121,150

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.005          1.059                --
                                                       2010      0.913          1.005           378,754
                                                       2009      0.666          0.913           410,838
                                                       2008      1.179          0.666           421,157
                                                       2007      1.185          1.179           445,943
                                                       2006      1.068          1.185           447,721
                                                       2005      1.039          1.068           390,119
                                                       2004      1.000          1.039                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.079          1.169                --
                                                       2010      0.987          1.079            89,460
                                                       2009      0.828          0.987            93,757
                                                       2008      1.186          0.828            97,983
                                                       2007      1.141          1.186            99,404
                                                       2006      0.991          1.141           103,579
                                                       2005      1.016          0.991           107,739
                                                       2004      1.000          1.016                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.165          1.140                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.972          1.022           211,728
                                                       2010      0.887          0.972            44,296
                                                       2009      0.741          0.887           100,336
                                                       2008      1.166          0.741           100,500
                                                       2007      1.133          1.166           120,445
                                                       2006      1.050          1.133           120,570
                                                       2005      1.031          1.050           120,698
                                                       2004      1.000          1.031                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.089          0.998             2,808
                                                       2010      0.956          1.089             2,811
                                                       2009      0.757          0.956             2,815
                                                       2008      1.222          0.757             2,819
                                                       2007      1.235          1.222             2,823
                                                       2006      1.083          1.235           121,292
                                                       2005      1.058          1.083           103,539
                                                       2004      1.000          1.058                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.977          0.948            39,908
                                                       2010      0.911          0.977            40,406
                                                       2009      0.655          0.911            40,142
                                                       2008      1.069          0.655            40,889
                                                       2007      1.040          1.069            37,543
                                                       2006      1.018          1.040            37,198
                                                       2005      0.990          1.018            36,641
                                                       2004      1.000          0.990                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.077          1.104            19,955
                                                       2010      1.007          1.077            20,594
                                                       2009      0.828          1.007            21,185
                                                       2008      1.317          0.828            21,693
                                                       2007      1.298          1.317            22,635
                                                       2006      1.123          1.298            23,236
                                                       2005      1.079          1.123             2,368
                                                       2004      1.000          1.079                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.366          1.282             4,993
                                                       2010      1.141          1.366             4,997
                                                       2009      0.859          1.141             5,000
                                                       2008      1.359          0.859             5,004
                                                       2007      1.299          1.359             5,007
                                                       2006      1.158          1.299             5,010
                                                       2005      1.094          1.158             5,014
                                                       2004      1.000          1.094                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.396          1.383            47,085
                                                       2010      1.142          1.396            49,977
                                                       2009      0.819          1.142            56,351
                                                       2008      1.414          0.819           175,391
                                                       2007      1.316          1.414           169,302
                                                       2006      1.195          1.316             9,705
                                                       2005      1.166          1.195             9,739
                                                       2004      1.000          1.166                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.766          0.744                --
                                                       2008      1.255          0.766                --
                                                       2007      1.225          1.255                --
                                                       2006      1.089          1.225                --
                                                       2005      1.070          1.089                --
                                                       2004      1.000          1.070                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.146          1.160                --
                                                       2006      1.045          1.146           144,365
                                                       2005      1.033          1.045           118,439
                                                       2004      1.000          1.033            41,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.946          0.932                --
                                                       2010      0.887          0.946                --
                                                       2009      0.773          0.887                --
                                                       2008      1.004          0.773                --
                                                       2007      1.015          1.004                --
                                                       2006      0.998          1.015                --
                                                       2005      0.998          0.998                --
                                                       2004      1.000          0.998                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.178          1.198                --
                                                       2010      1.081          1.178                --
                                                       2009      0.928          1.081                --
                                                       2008      1.099          0.928                --
                                                       2007      1.104          1.099                --
                                                       2006      1.072          1.104                --
                                                       2005      1.070          1.072                --
                                                       2004      1.000          1.070                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.405          1.405             6,013
                                                       2010      1.233          1.405            20,001
                                                       2009      0.790          1.233            20,005
                                                       2008      1.155          0.790            20,009
                                                       2007      1.178          1.155            20,012
                                                       2006      1.087          1.178            19,438
                                                       2005      1.085          1.087             7,617
                                                       2004      1.000          1.085                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.025          1.017                --
                                                       2009      1.047          1.025           173,043
                                                       2008      1.045          1.047           182,733
                                                       2007      1.020          1.045             9,245
                                                       2006      0.998          1.020             9,245
                                                       2005      0.993          0.998             9,245
                                                       2004      1.000          0.993                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.321          1.406                --
                                                       2006      1.198          1.321           161,201
                                                       2005      1.169          1.198           142,065
                                                       2004      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.240          1.297                --
                                                       2006      1.074          1.240                --
                                                       2005      1.057          1.074                --
                                                       2004      1.000          1.057                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.270          1.317                --
                                                       2006      1.109          1.270            47,662
                                                       2005      1.100          1.109            48,179
                                                       2004      1.000          1.100                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.345          1.479                --
                                                       2006      1.227          1.345           181,999
                                                       2005      1.161          1.227           143,351
                                                       2004      1.000          1.161                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.373          1.436                --
                                                       2006      1.303          1.373             9,713

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.119          1.096                 0
                                                       2010      1.018          1.119             7,376
                                                       2009      0.874          1.018             7,623
                                                       2008      1.428          0.874            12,261
                                                       2007      1.424          1.428            12,261

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.864          0.800            68,866
                                                       2010      0.761          0.864            76,941
                                                       2009      0.577          0.761            78,548
                                                       2008      1.010          0.577            85,152
                                                       2007      1.214          1.010           154,649
                                                       2006      1.003          1.214           149,380

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.392          1.222                 0
                                                       2010      1.192          1.392                 0
                                                       2009      0.945          1.192                 0
                                                       2008      1.295          0.945                --
                                                       2007      1.338          1.295             4,988
                                                       2006      1.262          1.338             4,988

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.493          1.255            65,699
                                                       2010      1.310          1.493            72,047
                                                       2009      0.863          1.310            79,594
                                                       2008      1.490          0.863            86,805
                                                       2007      1.539          1.490            86,805
                                                       2006      1.404          1.539            86,805

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.355          1.312             8,733
                                                       2010      1.097          1.355             8,738
                                                       2009      0.836          1.097             8,744
                                                       2008      1.395          0.836             8,750
                                                       2007      1.282          1.395            13,675
                                                       2006      1.298          1.282            13,679

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.474          1.335                --
                                                       2010      1.376          1.474                --
                                                       2009      0.984          1.376                --
                                                       2008      1.732          0.984                --
                                                       2007      1.359          1.732                --
                                                       2006      1.333          1.359                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.078          0.998                --
                                                       2010      0.898          1.078                --
                                                       2009      0.673          0.898                --
                                                       2008      1.116          0.673                --
                                                       2007      1.266          1.116                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.950          0.893           132,530
                                                       2010      0.774          0.950           208,941
                                                       2009      0.627          0.774           229,184
                                                       2008      1.048          0.627           241,752
                                                       2007      1.067          1.048           232,573
                                                       2006      1.015          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.716          0.679                --
                                                       2008      1.278          0.716             5,229
                                                       2007      1.169          1.278             5,232
                                                       2006      1.190          1.169             5,235

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.955          0.869           271,912
                                                       2010      0.918          0.955           264,074

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.968          0.824             3,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.041          1.620            67,722
                                                       2010      1.689          2.041            59,712
                                                       2009      1.024          1.689            63,166
                                                       2008      2.246          1.024            65,793

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.400          1.221                --
                                                       2010      1.287          1.400                --
                                                       2009      1.001          1.287                --
                                                       2008      1.779          1.001                --
                                                       2007      1.702          1.779                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.254          1.366           254,315
                                                       2010      1.189          1.254           308,798
                                                       2009      1.028          1.189           336,857
                                                       2008      1.127          1.028           329,774
                                                       2007      1.070          1.127           333,258

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.395          1.406           317,916
                                                       2010      1.321          1.395           338,770
                                                       2009      1.191          1.321           392,113

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.184          1.104                 0
                                                       2010      1.043          1.184             6,659
                                                       2009      0.862          1.043             6,664
                                                       2008      1.314          0.862             6,669
                                                       2007      1.282          1.314             6,674
                                                       2006      1.198          1.282             6,678

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.280                --
                                                       2006      1.110          1.162                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.501          1.520             5,567
                                                       2010      1.370          1.501             5,575
                                                       2009      1.054          1.370             5,584
                                                       2008      1.209          1.054             5,594
                                                       2007      1.161          1.209            76,661
                                                       2006      1.126          1.161            76,669

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.891          0.836            65,292
                                                       2010      0.780          0.891           151,947
                                                       2009      0.674          0.780           176,446
                                                       2008      1.084          0.674           204,825
                                                       2007      1.070          1.084           234,778
                                                       2006      1.001          1.070           183,667

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.961          0.855           137,806
                                                       2010      0.821          0.961           123,048
                                                       2009      0.665          0.821           132,288
                                                       2008      0.970          0.665           281,261
                                                       2007      1.024          0.970           291,293
                                                       2006      1.003          1.024           128,926

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.132          1.071                --
                                                       2010      1.006          1.132                --
                                                       2009      0.690          1.006                --
                                                       2008      1.303          0.690                --
                                                       2007      1.108          1.303                --
                                                       2006      1.141          1.108                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.145          1.190                (0)
                                                       2010      1.083          1.145            15,289
                                                       2009      1.015          1.083            15,289
                                                       2008      1.078          1.015            15,289
                                                       2007      1.040          1.078            15,289
                                                       2006      1.007          1.040            14,628

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.023          0.910             5,217
                                                       2010      0.874          1.023             5,221
                                                       2009      0.697          0.874             5,225

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.192          1.164            52,273
                                                       2010      1.211          1.192            97,625

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.658          0.649                --
                                                       2008      1.128          0.658                --
                                                       2007      1.156          1.128                --
                                                       2006      1.130          1.156                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.056          0.929           367,357

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.631          0.657                --
                                                       2008      1.172          0.631                --
                                                       2007      1.154          1.172                --
                                                       2006      1.144          1.154                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.969          0.887           117,451
                                                       2010      0.866          0.969           130,526
                                                       2009      0.729          0.866           144,127
                                                       2008      1.223          0.729           159,076
                                                       2007      1.203          1.223           159,076
                                                       2006      1.179          1.203           159,076

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.203          1.181                --
                                                       2010      1.103          1.203                --
                                                       2009      0.807          1.103                --
                                                       2008      1.223          0.807                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.898          0.971                --
                                                       2010      0.795          0.898             3,234
                                                       2009      0.619          0.795             3,238
                                                       2008      1.064          0.619             3,243
                                                       2007      1.055          1.064             3,247
                                                       2006      1.002          1.055             3,251

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.132          1.142           148,281
                                                       2010      1.053          1.132                --
                                                       2009      0.894          1.053                --
                                                       2008      1.070          0.894                --
                                                       2007      1.037          1.070                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.077          1.063                --
                                                       2010      0.989          1.077                --
                                                       2009      0.818          0.989                --
                                                       2008      1.069          0.818                --
                                                       2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.018          0.981            35,564
                                                       2010      0.921          1.018            35,605
                                                       2009      0.745          0.921            35,648
                                                       2008      1.069          0.745            35,695
                                                       2007      1.049          1.069            35,736
                                                       2006      1.002          1.049            35,774

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.957          0.900           117,964
                                                       2010      0.854          0.957           223,044
                                                       2009      0.678          0.854           186,831
                                                       2008      1.069          0.678           186,932
                                                       2007      1.054          1.069           187,017
                                                       2006      1.002          1.054           166,860

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      3.169          3.146                --
                                                       2010      2.834          3.169                --
                                                       2009      2.315          2.834                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.156          1.154             4,873
                                                       2010      1.077          1.156            11,789
                                                       2009      0.932          1.077            41,105
                                                       2008      1.228          0.932            41,115
                                                       2007      1.207          1.228            41,123
                                                       2006      1.135          1.207            41,130

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.330          1.311                --
                                                       2010      1.222          1.330                --
                                                       2009      1.036          1.222                --
                                                       2008      1.459          1.036                --
                                                       2007      1.388          1.459           333,498
                                                       2006      1.262          1.388           342,026

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.974          0.872           106,556
                                                       2010      0.861          0.974            86,597
                                                       2009      0.630          0.861            89,062
                                                       2008      1.085          0.630            91,487
                                                       2007      1.046          1.085            92,313
                                                       2006      0.996          1.046            94,778

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.023          0.986                --
                                                       2010      0.897          1.023                --
                                                       2009      0.642          0.897                --
                                                       2008      1.134          0.642                --
                                                       2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.199          1.209                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.047          1.065                --
                                                       2006      1.064          1.047           542,225
                                                       2005      1.067          1.064           422,450
                                                       2004      1.000          1.067            39,655

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.153          1.188                --
                                                       2008      1.126          1.153           391,926
                                                       2007      1.060          1.126           450,016
                                                       2006      1.045          1.060           586,045
                                                       2005      1.044          1.045           433,424
                                                       2004      1.000          1.044                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.585          1.712                --
                                                       2006      1.270          1.585                --
                                                       2005      1.159          1.270                --
                                                       2004      1.000          1.159                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.429          1.522                --
                                                       2006      1.247          1.429           107,429
                                                       2005      1.193          1.247           107,468
                                                       2004      1.000          1.193                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.120          1.190                --
                                                       2005      1.055          1.120             5,238
                                                       2004      1.000          1.055                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.125          1.179                --
                                                       2005      1.102          1.125           159,076
                                                       2004      1.000          1.102                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.113          1.144                --
                                                       2005      1.048          1.113                --
                                                       2004      1.000          1.048                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138                --
                                                       2005      1.000          1.073             2,865

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076                --
                                                       2005      1.000          1.041            22,489

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103                --
                                                       2005      1.000          1.060           121,235

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.050                --
                                                       2005      1.000          1.033                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.019          1.007                --
                                                       2005      1.029          1.019             2,747
                                                       2004      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.230          1.303                --
                                                       2005      1.124          1.230                --
                                                       2004      1.000          1.124                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.141                --
                                                       2005      1.073          1.081                --
                                                       2004      1.000          1.073                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.102          1.135                --
                                                       2005      1.096          1.102            36,545
                                                       2004      1.000          1.096                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.171          1.262                --
                                                       2005      1.126          1.171           234,585
                                                       2004      1.000          1.126                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.225          1.404                --
                                                       2005      1.145          1.225            86,805
                                                       2004      1.000          1.145                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.132          1.198                --
                                                       2005      1.093          1.132             2,284
                                                       2004      1.000          1.093                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.110                --
                                                       2005      1.000          1.057                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.118          1.126                --
                                                       2005      1.104          1.118            53,178
                                                       2004      1.000          1.104                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.094          1.139                --
                                                       2005      1.098          1.094                --
                                                       2004      1.000          1.098                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.130          1.298                --
                                                       2005      1.000          1.130            11,049

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262                --
                                                       2005      1.000          1.103             4,987

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.091          1.130                --
                                                       2005      1.036          1.091                --
                                                       2004      1.000          1.036                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.40% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.407          0.700                --
                                                       2007      1.232          1.407             2,063
                                                       2006      1.227          1.232             2,065
                                                       2005      1.164          1.227             8,500
                                                       2004      1.114          1.164             8,135
                                                       2003      1.000          1.114               238

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            73,124
                                                       2004      1.119          1.215            75,559
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295                --
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.759          1.565            97,887
                                                       2010      1.612          1.759           100,776
                                                       2009      1.160          1.612           101,416
                                                       2008      1.929          1.160           100,568
                                                       2007      1.721          1.929           147,003
                                                       2006      1.464          1.721           134,932
                                                       2005      1.314          1.464           126,063
                                                       2004      1.186          1.314            92,854
                                                       2003      1.000          1.186                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.456          1.360           317,185
                                                       2010      1.256          1.456           506,159
                                                       2009      0.923          1.256           509,346
                                                       2008      1.687          0.923           686,548
                                                       2007      1.539          1.687           717,724
                                                       2006      1.430          1.539           718,310
                                                       2005      1.260          1.430           670,253
                                                       2004      1.148          1.260           278,168
                                                       2003      1.000          1.148             2,817

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.244          1.192           297,222
                                                       2010      1.143          1.244           492,482
                                                       2009      0.892          1.143           496,098
                                                       2008      1.471          0.892           768,103
                                                       2007      1.434          1.471           736,452
                                                       2006      1.275          1.434           721,135
                                                       2005      1.234          1.275           666,760
                                                       2004      1.145          1.234           221,155
                                                       2003      1.000          1.145             2,846

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             8,142
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            20,758
                                                       2004      1.073          1.197                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284             8,092
                                                       2004      1.066          1.195             4,895
                                                       2003      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.552          1.475           149,679
                                                       2010      1.357          1.552            83,900
                                                       2009      1.025          1.357            85,293
                                                       2008      1.829          1.025            87,879
                                                       2007      1.595          1.829           150,366
                                                       2006      1.464          1.595           106,331
                                                       2005      1.283          1.464            98,221
                                                       2004      1.139          1.283            62,378
                                                       2003      1.000          1.139             2,423

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.093          1.822            71,981
                                                       2010      1.668          2.093            91,854
                                                       2009      1.222          1.668           115,506
                                                       2008      2.073          1.222           117,103
                                                       2007      1.841          2.073           118,086
                                                       2006      1.678          1.841           127,709
                                                       2005      1.456          1.678           127,914
                                                       2004      1.196          1.456            74,372
                                                       2003      1.000          1.196               555

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.223          1.222                --
                                                       2010      1.111          1.223                --
                                                       2009      0.840          1.111                --
                                                       2008      1.223          0.840            29,659
                                                       2007      1.207          1.223            59,769
                                                       2006      1.046          1.207                --
                                                       2005      1.000          1.046                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.498          1.392            14,952
                                                       2010      1.202          1.498            16,846
                                                       2009      0.858          1.202            18,803
                                                       2008      1.528          0.858            19,569
                                                       2007      1.407          1.528            20,943
                                                       2006      1.326          1.407            21,401
                                                       2005      1.296          1.326            27,775
                                                       2004      1.191          1.296            88,777
                                                       2003      1.000          1.191             1,971

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325           189,176
                                                       2004      1.116          1.227           160,353
                                                       2003      1.000          1.116             1,934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.004          2.726                --
                                                       2007      2.389          3.004            43,742
                                                       2006      1.911          2.389            58,803
                                                       2005      1.536          1.911            50,059
                                                       2004      1.261          1.536            20,906
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.609          1.404           213,934
                                                       2010      1.521          1.609           260,929
                                                       2009      1.137          1.521           276,663
                                                       2008      1.953          1.137           308,725
                                                       2007      1.733          1.953           334,734
                                                       2006      1.461          1.733           316,704
                                                       2005      1.359          1.461           314,814
                                                       2004      1.174          1.359           167,674
                                                       2003      1.000          1.174               684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396             3,139
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.827          1.754            62,369
                                                       2010      1.491          1.827            64,056
                                                       2009      1.057          1.491            65,937
                                                       2008      1.929          1.057            65,409
                                                       2007      1.623          1.929            91,987
                                                       2006      1.467          1.623            71,980
                                                       2005      1.341          1.467            62,736
                                                       2004      1.140          1.341            61,168
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334            36,825
                                                       2004      1.172          1.314            13,437
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334                --
                                                       2006      1.199          1.256            82,863
                                                       2005      1.155          1.199            89,303
                                                       2004      1.150          1.155           106,539
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.993          1.049                --
                                                       2009      0.841          0.993           387,327
                                                       2008      1.469          0.841           414,501
                                                       2007      1.434          1.469           422,865
                                                       2006      1.275          1.434           543,266
                                                       2005      1.226          1.275           587,712
                                                       2004      1.139          1.226           408,070
                                                       2003      1.000          1.139             1,142

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.303          1.304           106,080
                                                       2010      1.068          1.303           108,540
                                                       2009      0.813          1.068           114,331
                                                       2008      1.397          0.813           114,963
                                                       2007      1.410          1.397           116,208
                                                       2006      1.327          1.410            64,595
                                                       2005      1.218          1.327            67,192
                                                       2004      1.134          1.218            47,258
                                                       2003      1.000          1.134                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.298          1.300            49,821
                                                       2010      1.180          1.298            51,038
                                                       2009      0.990          1.180            51,051
                                                       2008      1.434          0.990            57,231
                                                       2007      1.355          1.434            58,440
                                                       2006      1.209          1.355            50,709
                                                       2005      1.188          1.209            50,721
                                                       2004      1.118          1.188            38,881
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.913          0.896                --
                                                       2008      1.326          0.913                --
                                                       2007      1.330          1.326                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.132          1.192                --
                                                       2010      1.029          1.132           646,105
                                                       2009      0.751          1.029           682,230
                                                       2008      1.330          0.751           740,081
                                                       2007      1.338          1.330           822,638
                                                       2006      1.206          1.338           983,615
                                                       2005      1.174          1.206         1,076,823
                                                       2004      1.127          1.174           847,860
                                                       2003      1.000          1.127             3,351

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.175          1.273                --
                                                       2010      1.076          1.175            94,134
                                                       2009      0.902          1.076           140,486
                                                       2008      1.294          0.902           141,137
                                                       2007      1.246          1.294           141,163
                                                       2006      1.082          1.246           154,112
                                                       2005      1.110          1.082           172,782
                                                       2004      1.100          1.110           150,917
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.593          1.557            75,003

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.048          1.102           368,745
                                                       2010      0.957          1.048           393,721
                                                       2009      0.800          0.957           400,033
                                                       2008      1.259          0.800           659,210
                                                       2007      1.224          1.259           904,361
                                                       2006      1.135          1.224           998,888
                                                       2005      1.115          1.135         1,098,044
                                                       2004      1.088          1.115           874,947
                                                       2003      1.000          1.088            16,637

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (11/99).................  2011      1.266          1.159            47,880
                                                       2010      1.112          1.266            49,125
                                                       2009      0.881          1.112            49,957
                                                       2008      1.422          0.881            51,147
                                                       2007      1.439          1.422            87,966
                                                       2006      1.262          1.439            52,635
                                                       2005      1.233          1.262            58,576
                                                       2004      1.167          1.233            58,595
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.125          1.092            22,056
                                                       2010      1.049          1.125            22,070
                                                       2009      0.755          1.049            22,086
                                                       2008      1.233          0.755            22,102
                                                       2007      1.200          1.233            68,105
                                                       2006      1.175          1.200            70,989
                                                       2005      1.144          1.175            71,003
                                                       2004      1.167          1.144            89,398
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.227          1.258             2,878
                                                       2010      1.149          1.227             2,294
                                                       2009      0.945          1.149             2,298
                                                       2008      1.504          0.945             2,301
                                                       2007      1.482          1.504             2,304
                                                       2006      1.284          1.482             2,307
                                                       2005      1.234          1.284             2,310
                                                       2004      1.146          1.234             2,313
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.552          1.456            12,534
                                                       2010      1.297          1.552            13,035
                                                       2009      0.977          1.297            13,550
                                                       2008      1.546          0.977            14,388
                                                       2007      1.478          1.546            26,564
                                                       2006      1.319          1.478            37,642
                                                       2005      1.247          1.319            37,648
                                                       2004      1.157          1.247            37,654
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.657          1.640            18,011
                                                       2010      1.356          1.657            18,313
                                                       2009      0.973          1.356            18,327
                                                       2008      1.681          0.973            18,342
                                                       2007      1.565          1.681            19,112
                                                       2006      1.421          1.565            16,078
                                                       2005      1.388          1.421            11,886
                                                       2004      1.235          1.388             5,828
                                                       2003      1.000          1.235               321

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.868          0.843                --
                                                       2008      1.423          0.868            37,180
                                                       2007      1.389          1.423            38,390
                                                       2006      1.236          1.389            39,401
                                                       2005      1.214          1.236            40,500
                                                       2004      1.128          1.214            36,067
                                                       2003      1.000          1.128             2,516

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.295          1.310                --
                                                       2006      1.181          1.295                --
                                                       2005      1.168          1.181                --
                                                       2004      1.121          1.168                --
                                                       2003      1.000          1.121                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.930          0.916                --
                                                       2010      0.872          0.930           128,950
                                                       2009      0.761          0.872           130,915
                                                       2008      0.989          0.761           133,245
                                                       2007      1.000          0.989           159,682
                                                       2006      0.983          1.000           185,888
                                                       2005      0.984          0.983           244,644
                                                       2004      0.996          0.984           224,435
                                                       2003      1.000          0.996            24,623

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.208          1.228                --
                                                       2010      1.109          1.208                --
                                                       2009      0.952          1.109                --
                                                       2008      1.129          0.952                --
                                                       2007      1.134          1.129            37,298
                                                       2006      1.102          1.134            39,777
                                                       2005      1.100          1.102            39,777
                                                       2004      1.056          1.100            39,825
                                                       2003      1.000          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.532          1.532             8,865
                                                       2010      1.345          1.532            59,169
                                                       2009      0.862          1.345            61,199
                                                       2008      1.261          0.862            63,492
                                                       2007      1.287          1.261            63,492
                                                       2006      1.188          1.287            69,699
                                                       2005      1.186          1.188            82,874
                                                       2004      1.100          1.186            60,456
                                                       2003      1.000          1.100                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.006          0.999                --
                                                       2009      1.029          1.006            15,003
                                                       2008      1.027          1.029            35,923
                                                       2007      1.003          1.027           153,024
                                                       2006      0.981          1.003            73,774
                                                       2005      0.978          0.981           159,903
                                                       2004      0.993          0.978           133,810
                                                       2003      1.000          0.993            10,608

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672                --
                                                       2006      1.425          1.571             3,038
                                                       2005      1.392          1.425             3,041
                                                       2004      1.233          1.392            18,673
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515                --
                                                       2006      1.255          1.447            52,707
                                                       2005      1.236          1.255            51,987
                                                       2004      1.168          1.236            45,637
                                                       2003      1.000          1.168                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499                --
                                                       2006      1.263          1.446           107,131
                                                       2005      1.253          1.263            90,757
                                                       2004      1.139          1.253            58,823
                                                       2003      1.000          1.139                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779                --
                                                       2006      1.477          1.619            88,915
                                                       2005      1.398          1.477            90,400
                                                       2004      1.154          1.398            36,694
                                                       2003      1.000          1.154                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571                --
                                                       2006      1.426          1.502            16,108

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.222          1.196            41,089
                                                       2010      1.112          1.222            43,451
                                                       2009      0.956          1.112            43,451
                                                       2008      1.561          0.956            43,451
                                                       2007      1.558          1.561            29,963

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.862          0.798           100,737
                                                       2010      0.760          0.862            41,421
                                                       2009      0.576          0.760            44,470
                                                       2008      1.009          0.576            45,223
                                                       2007      1.214          1.009            48,468
                                                       2006      1.003          1.214            47,728

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.388          1.218            18,619
                                                       2010      1.189          1.388            18,309
                                                       2009      0.944          1.189            18,569
                                                       2008      1.293          0.944            18,851
                                                       2007      1.337          1.293            16,248
                                                       2006      1.261          1.337             6,791

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.700          1.428            73,050
                                                       2010      1.492          1.700            77,037
                                                       2009      0.983          1.492            80,049
                                                       2008      1.699          0.983            76,295
                                                       2007      1.756          1.699            51,570
                                                       2006      1.602          1.756           104,384

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.351          1.308             3,880
                                                       2010      1.094          1.351             3,883
                                                       2009      0.835          1.094             3,886
                                                       2008      1.393          0.835             3,890
                                                       2007      1.281          1.393             2,447
                                                       2006      1.298          1.281             1,367

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.677          1.517             4,997
                                                       2010      1.566          1.677             6,466
                                                       2009      1.120          1.566             7,764
                                                       2008      1.973          1.120                --
                                                       2007      1.549          1.973                --
                                                       2006      1.519          1.549                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.075          0.994                --
                                                       2010      0.896          1.075                --
                                                       2009      0.671          0.896                --
                                                       2008      1.114          0.671                --
                                                       2007      1.265          1.114                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.947          0.891            96,979
                                                       2010      0.773          0.947            99,729
                                                       2009      0.626          0.773           102,237
                                                       2008      1.047          0.626           107,676
                                                       2007      1.066          1.047           114,188
                                                       2006      1.015          1.066            15,270

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.800          0.758                --
                                                       2008      1.429          0.800                --
                                                       2007      1.308          1.429                --
                                                       2006      1.331          1.308                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.095          0.996           257,211
                                                       2010      1.052          1.095           261,861

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.769          1.505             3,145

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.476          1.966            45,509
                                                       2010      2.051          2.476            40,346
                                                       2009      1.244          2.051            59,534
                                                       2008      2.730          1.244            31,011

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.611          1.404                --
                                                       2010      1.481          1.611                --
                                                       2009      1.153          1.481                --
                                                       2008      2.049          1.153                --
                                                       2007      1.962          2.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.301          1.416           118,175
                                                       2010      1.233          1.301           124,286
                                                       2009      1.067          1.233           124,842
                                                       2008      1.171          1.067           125,626
                                                       2007      1.112          1.171           138,938

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.396          1.406           314,724
                                                       2010      1.322          1.396           292,377
                                                       2009      1.192          1.322           245,468

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.319          1.229                --
                                                       2010      1.163          1.319                --
                                                       2009      0.961          1.163                --
                                                       2008      1.466          0.961                --
                                                       2007      1.430          1.466                --
                                                       2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.279                --
                                                       2006      1.109          1.161                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.583          1.601            88,150
                                                       2010      1.445          1.583            20,878
                                                       2009      1.112          1.445            46,230
                                                       2008      1.276          1.112            56,133
                                                       2007      1.226          1.276            58,379
                                                       2006      1.190          1.226            55,851

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.889          0.833           392,499
                                                       2010      0.778          0.889           402,852
                                                       2009      0.673          0.778           362,161
                                                       2008      1.083          0.673           510,514
                                                       2007      1.070          1.083           482,477
                                                       2006      1.001          1.070           345,220

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.959          0.852           102,297
                                                       2010      0.819          0.959           106,294
                                                       2009      0.664          0.819           143,201
                                                       2008      0.969          0.664           144,928
                                                       2007      1.023          0.969           147,622
                                                       2006      1.003          1.023            83,403

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.324          1.252             1,063
                                                       2010      1.178          1.324             1,064
                                                       2009      0.808          1.178             1,066
                                                       2008      1.526          0.808             1,067
                                                       2007      1.298          1.526             1,069
                                                       2006      1.337          1.298             1,070

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.145          1.190           159,688
                                                       2010      1.084          1.145           387,491
                                                       2009      1.016          1.084           402,233
                                                       2008      1.079          1.016           403,466
                                                       2007      1.042          1.079           309,893
                                                       2006      1.009          1.042           452,761

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.675          1.489            22,375
                                                       2010      1.432          1.675            24,806
                                                       2009      1.143          1.432            25,375

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.983          0.959           128,346
                                                       2010      0.998          0.983            15,376

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.725          0.715                --
                                                       2008      1.242          0.725            19,100
                                                       2007      1.274          1.242            19,100
                                                       2006      1.246          1.274                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.659          1.460           222,690

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.701          0.730                --
                                                       2008      1.302          0.701            39,723
                                                       2007      1.283          1.302             6,716
                                                       2006      1.273          1.283             7,394

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.063          0.973             1,600
                                                       2010      0.951          1.063             1,955
                                                       2009      0.801          0.951             2,342
                                                       2008      1.345          0.801             2,805
                                                       2007      1.323          1.345             3,164
                                                       2006      1.297          1.323             8,116

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.318          1.294             2,055
                                                       2010      1.210          1.318             2,057
                                                       2009      0.885          1.210             2,058
                                                       2008      1.342          0.885             2,060

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.896          0.969                --
                                                       2010      0.793          0.896            88,385
                                                       2009      0.618          0.793            88,491
                                                       2008      1.063          0.618            88,601
                                                       2007      1.055          1.063            88,689
                                                       2006      1.002          1.055            88,763

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.129          1.138            70,993
                                                       2010      1.051          1.129                --
                                                       2009      0.893          1.051                --
                                                       2008      1.069          0.893                --
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.074          1.060                --
                                                       2010      0.987          1.074                --
                                                       2009      0.817          0.987                --
                                                       2008      1.068          0.817            78,667
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.016          0.978           745,528
                                                       2010      0.919          1.016           297,979
                                                       2009      0.744          0.919           369,546
                                                       2008      1.068          0.744           321,544
                                                       2007      1.049          1.068            18,003
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.955          0.897            10,126
                                                       2010      0.853          0.955            98,218
                                                       2009      0.677          0.853            23,416
                                                       2008      1.068          0.677            23,445
                                                       2007      1.054          1.068            26,657
                                                       2006      1.002          1.054                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.192          1.183            33,179
                                                       2010      1.067          1.192            34,351
                                                       2009      0.872          1.067            35,645

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.233          1.231            39,785
                                                       2010      1.150          1.233            41,448
                                                       2009      0.995          1.150            43,373
                                                       2008      1.312          0.995            52,177
                                                       2007      1.290          1.312            53,988
                                                       2006      1.213          1.290            65,343

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.322          1.302                --
                                                       2010      1.215          1.322                --
                                                       2009      1.030          1.215                --
                                                       2008      1.442          1.030                --
                                                       2007      1.373          1.442            88,716
                                                       2006      1.249          1.373            73,029

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.972          0.869             9,915
                                                       2010      0.859          0.972            11,067
                                                       2009      0.629          0.859            12,458
                                                       2008      1.085          0.629            14,462
                                                       2007      1.045          1.085            24,354
                                                       2006      0.996          1.045            33,864

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.021          0.983                --
                                                       2010      0.896          1.021                --
                                                       2009      0.641          0.896                --
                                                       2008      1.133          0.641                --
                                                       2007      1.063          1.133                --
                                                       2006      0.998          1.063             5,718

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.278          1.289                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107                --
                                                       2006      1.107          1.088           145,674
                                                       2005      1.111          1.107           155,649
                                                       2004      1.044          1.111           117,569
                                                       2003      1.000          1.044                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.154          1.189                --
                                                       2008      1.128          1.154           306,107
                                                       2007      1.062          1.128           268,440
                                                       2006      1.048          1.062           268,484
                                                       2005      1.048          1.048           269,594
                                                       2004      1.023          1.048           214,973
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973                --
                                                       2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939                --
                                                       2006      1.590          1.821            39,166
                                                       2005      1.521          1.590            41,639
                                                       2004      1.235          1.521            29,389
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             8,446
                                                       2004      1.131          1.213             6,516
                                                       2003      1.000          1.131               788

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238             8,131
                                                       2004      1.122          1.167             8,909
                                                       2003      1.000          1.122             1,676

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.137                --
                                                       2005      1.000          1.072             5,323

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076                --
                                                       2005      1.000          1.041                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.102                --
                                                       2005      1.000          1.060                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.032          1.050                --
                                                       2005      1.000          1.032                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           438,347
                                                       2004      1.028          1.032           209,995
                                                       2003      1.000          1.028            17,126

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231            18,019
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.267          1.337                --
                                                       2005      1.259          1.267             1,071
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213                --
                                                       2005      1.172          1.178            72,184
                                                       2004      1.077          1.172            45,990
                                                       2003      1.000          1.077             1,754

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159            73,029
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398            51,595
                                                       2004      1.157          1.308            96,464
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.109                --
                                                       2005      1.000          1.057                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.181          1.190                --
                                                       2005      1.167          1.181            53,012
                                                       2004      1.078          1.167             2,480
                                                       2003      1.000          1.078                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196                --
                                                       2004      1.115          1.200                --
                                                       2003      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.130          1.298                --
                                                       2005      1.000          1.130               518

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261                --
                                                       2005      1.000          1.103             2,824

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203                --
                                                       2004      1.127          1.143                --
                                                       2003      1.000          1.127                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156               --
                                                       2006      1.000          1.080           21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849               --
                                                       2005      0.777          0.808           26,568
                                                       2004      0.747          0.777           26,582
                                                       2003      0.607          0.747           47,692
                                                       2002      0.884          0.607           66,257

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733               --
                                                       2005      0.663          0.749          587,791
                                                       2004      0.622          0.663          435,517
                                                       2003      0.512          0.622          526,492
                                                       2002      0.752          0.512          553,711

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.542          1.383              349
                                                       2010      1.402          1.542            3,978
                                                       2009      1.001          1.402          101,125
                                                       2008      1.651          1.001          121,884
                                                       2007      1.461          1.651          155,396
                                                       2006      1.233          1.461          378,365
                                                       2005      1.098          1.233          362,506
                                                       2004      0.983          1.098          259,242
                                                       2003      0.738          0.983          186,566
                                                       2002      0.879          0.738          225,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.320          1.243          113,293
                                                       2010      1.130          1.320          266,154
                                                       2009      0.823          1.130          474,750
                                                       2008      1.493          0.823          519,168
                                                       2007      1.351          1.493          655,341
                                                       2006      1.245          1.351          832,088
                                                       2005      1.089          1.245          817,588
                                                       2004      0.984          1.089          822,055
                                                       2003      0.731          0.984          716,651
                                                       2002      0.983          0.731          665,207

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.334          1.288           55,157
                                                       2010      1.216          1.334          143,904
                                                       2009      0.942          1.216          225,504
                                                       2008      1.539          0.942          320,159
                                                       2007      1.489          1.539          413,323
                                                       2006      1.314          1.489          506,326
                                                       2005      1.261          1.314          593,898
                                                       2004      1.161          1.261          692,311
                                                       2003      0.891          1.161          677,603
                                                       2002      1.109          0.891          637,610

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663               --
                                                       2005      0.576          0.670           61,171
                                                       2004      0.490          0.576            5,194
                                                       2003      0.398          0.490            5,201
                                                       2002      0.540          0.398           73,462

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.645          1.723               --
                                                       2006      1.261          1.645           73,896
                                                       2005      1.002          1.261           44,890
                                                       2004      0.815          1.002            5,059
                                                       2003      0.579          0.815            5,064
                                                       2002      0.666          0.579            5,070

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.325          3.034               --
                                                       2005      2.204          2.325           68,548
                                                       2004      1.704          2.204           68,141
                                                       2003      1.292          1.704           62,491
                                                       2002      1.256          1.292           39,432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.094          1.047               --
                                                       2007      1.038          1.094           22,570
                                                       2006      0.905          1.038           24,735
                                                       2005      0.881          0.905           25,634
                                                       2004      0.852          0.881           26,540
                                                       2003      0.715          0.852           27,168
                                                       2002      0.872          0.715           27,763

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.003          0.947               --
                                                       2007      1.146          1.003           14,180
                                                       2006      1.122          1.146           27,509
                                                       2005      1.078          1.122           26,301
                                                       2004      0.984          1.078           25,016
                                                       2003      0.759          0.984           23,617
                                                       2002      0.954          0.759           21,685

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424               --
                                                       2005      1.207          1.309               --
                                                       2004      1.074          1.207               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456               --
                                                       2005      1.205          1.306           19,564
                                                       2004      1.067          1.205           14,089
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.271          1.216           59,063
                                                       2010      1.105          1.271          101,899
                                                       2009      0.829          1.105           88,104
                                                       2008      1.470          0.829           46,306
                                                       2007      1.273          1.470          161,778
                                                       2006      1.161          1.273          203,675
                                                       2005      1.011          1.161          214,332
                                                       2004      0.892          1.011          289,477
                                                       2003      0.707          0.892          235,695
                                                       2002      0.795          0.707          184,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.175          1.124               --
                                                       2010      1.012          1.175               --
                                                       2009      0.757          1.012               --
                                                       2008      1.312          0.757               --
                                                       2007      1.249          1.312               --
                                                       2006      1.115          1.249               --
                                                       2005      0.939          1.115               --
                                                       2004      0.942          0.939               --
                                                       2003      0.766          0.942           16,123
                                                       2002      0.842          0.766           16,801

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.289          2.008           36,830
                                                       2010      1.809          2.289           35,891
                                                       2009      1.315          1.809           25,963
                                                       2008      2.213          1.315            7,629
                                                       2007      1.950          2.213           48,181
                                                       2006      1.763          1.950           38,034
                                                       2005      1.518          1.763           41,237
                                                       2004      1.237          1.518           44,749
                                                       2003      0.909          1.237           53,053
                                                       2002      1.027          0.909           16,792

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460               --
                                                       2005      1.152          1.253           84,767
                                                       2004      1.039          1.152           61,625
                                                       2003      0.844          1.039           80,317
                                                       2002      1.000          0.844           63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          3.235               --
                                                       2007      2.806          3.556            4,300
                                                       2006      2.226          2.806            6,366
                                                       2005      1.775          2.226               --
                                                       2004      1.446          1.775               --
                                                       2003      1.000          1.446               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.335          1.174           75,850
                                                       2010      1.252          1.335          232,263
                                                       2009      0.928          1.252          424,953
                                                       2008      1.582          0.928          448,995
                                                       2007      1.392          1.582          571,459
                                                       2006      1.165          1.392          629,814
                                                       2005      1.074          1.165          643,897
                                                       2004      0.921          1.074          490,264
                                                       2003      0.708          0.921          362,736
                                                       2002      0.883          0.708          363,371

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508               --
                                                       2005      1.174          1.258           22,978
                                                       2004      1.028          1.174               --
                                                       2003      0.791          1.028               --
                                                       2002      1.000          0.791               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.065          1.089               --
                                                       2005      1.068          1.065               --
                                                       2004      1.000          1.068               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.056          1.091               --
                                                       2005      0.997          1.056           45,236
                                                       2004      0.935          0.997           45,244
                                                       2003      0.836          0.935           61,559
                                                       2002      0.910          0.836           82,622

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.077          1.092               --
                                                       2009      0.871          1.077           22,966
                                                       2008      1.247          0.871           34,227
                                                       2007      1.041          1.247           13,455
                                                       2006      0.995          1.041           13,455
                                                       2005      0.900          0.995           27,169
                                                       2004      0.801          0.900           27,169
                                                       2003      0.645          0.801           27,169
                                                       2002      0.930          0.645           25,111

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.500          0.535               --
                                                       2010      0.408          0.500           59,468
                                                       2009      0.264          0.408           53,166
                                                       2008      0.480          0.264           33,528
                                                       2007      0.400          0.480           33,528
                                                       2006      0.377          0.400           33,528
                                                       2005      0.344          0.377           33,528
                                                       2004      0.347          0.344          103,432
                                                       2003      0.241          0.347          103,432
                                                       2002      0.414          0.241           33,528

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.722          0.680               --
                                                       2007      0.671          0.722           30,982
                                                       2006      0.578          0.671           54,146
                                                       2005      0.557          0.578           53,652
                                                       2004      0.541          0.557           53,290
                                                       2003      0.444          0.541           56,129
                                                       2002      0.608          0.444           51,596

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733               --
                                                       2005      1.508          1.544            3,347
                                                       2004      1.334          1.508           65,979
                                                       2003      1.000          1.334           62,628

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.390          1.402          116,492
                                                       2010      1.130          1.390          158,930
                                                       2009      0.853          1.130          281,793
                                                       2008      1.455          0.853          345,119
                                                       2007      1.509          1.455          373,650

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.184          1.195           47,047
                                                       2010      1.068          1.184           49,972
                                                       2009      0.889          1.068           87,058
                                                       2008      1.277          0.889           64,335
                                                       2007      1.234          1.277           52,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.408          1.300          138,148
                                                       2010      1.227          1.408          175,746
                                                       2009      0.964          1.227          206,129
                                                       2008      1.544          0.964          336,437
                                                       2007      1.612          1.544          469,731

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.944          0.923          119,669
                                                       2010      0.874          0.944          118,050
                                                       2009      0.624          0.874          142,943
                                                       2008      1.010          0.624          129,137
                                                       2007      1.009          1.010          132,422

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.215          1.255           79,396
                                                       2010      1.128          1.215           80,260
                                                       2009      0.921          1.128          101,945
                                                       2008      1.453          0.921          125,051
                                                       2007      1.421          1.453          192,644
                                                       2006      1.221          1.421          228,253
                                                       2005      1.165          1.221          227,875
                                                       2004      1.072          1.165          243,422
                                                       2003      0.823          1.072          295,422
                                                       2002      1.087          0.823          166,026

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.705          1.701            4,004
                                                       2010      1.384          1.705            4,004
                                                       2009      0.985          1.384            4,004
                                                       2008      1.688          0.985            4,004
                                                       2007      1.559          1.688           14,594
                                                       2006      1.405          1.559           14,568
                                                       2005      1.361          1.405           15,629
                                                       2004      1.201          1.361           15,192
                                                       2003      0.820          1.201           13,436
                                                       2002      1.276          0.820           28,961

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.631          0.614               --
                                                       2008      1.026          0.631           45,995
                                                       2007      0.994          1.026           49,310
                                                       2006      0.877          0.994           69,147
                                                       2005      0.855          0.877           67,852
                                                       2004      0.788          0.855          135,502
                                                       2003      0.627          0.788          143,048
                                                       2002      0.820          0.627           50,016

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.262          1.242               --
                                                       2010      1.144          1.262               --
                                                       2009      0.946          1.144               --
                                                       2008      1.285          0.946               --
                                                       2007      1.178          1.285               --
                                                       2006      1.111          1.178               --
                                                       2005      1.082          1.111               --
                                                       2004      1.000          1.082               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.986          0.974               --
                                                       2010      0.917          0.986           49,261
                                                       2009      0.794          0.917           53,593
                                                       2008      1.024          0.794           53,616
                                                       2007      1.026          1.024           55,141
                                                       2006      1.002          1.026           59,269
                                                       2005      0.994          1.002           59,269
                                                       2004      0.999          0.994               --
                                                       2003      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622               --
                                                       2006      1.330          1.546          389,440
                                                       2005      1.299          1.330          318,767
                                                       2004      1.219          1.299          364,905
                                                       2003      0.891          1.219          390,414
                                                       2002      1.208          0.891          338,073

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.194          1.244               --
                                                       2006      1.164          1.194               --
                                                       2005      1.124          1.164               --
                                                       2004      1.137          1.124               --
                                                       2003      0.799          1.137               --
                                                       2002      1.000          0.799               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.324          1.371               --
                                                       2006      1.211          1.324               --
                                                       2005      1.120          1.211               --
                                                       2004      1.043          1.120           25,323
                                                       2003      0.757          1.043           25,323
                                                       2002      1.000          0.757               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.232          1.287               --
                                                       2006      1.114          1.232               --
                                                       2005      1.092          1.114               --
                                                       2004      1.024          1.092               --
                                                       2003      0.799          1.024               --
                                                       2002      1.000          0.799               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679               --
                                                       2006      1.400          1.616               --
                                                       2005      1.378          1.400               --
                                                       2004      1.243          1.378               --
                                                       2003      1.000          1.243               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991               --
                                                       2006      1.636          1.807           51,049
                                                       2005      1.536          1.636           64,733
                                                       2004      1.258          1.536           50,181
                                                       2003      1.000          1.258           44,319

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.100          1.135               --
                                                       2005      1.077          1.100               --
                                                       2004      1.000          1.077               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.512          1.457               --
                                                       2007      1.448          1.512           57,490
                                                       2006      1.521          1.448           57,060

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2011      1.714          1.730           29,107
                                                       2010      1.498          1.714           30,862
                                                       2009      1.033          1.498           34,061
                                                       2008      1.383          1.033           36,518
                                                       2007      1.368          1.383           47,377
                                                       2006      1.298          1.368           49,599

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051               --
                                                       2006      0.947          1.002           35,730

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.842          0.831           18,627
                                                       2010      0.760          0.842           19,067
                                                       2009      0.648          0.760           19,124
                                                       2008      1.050          0.648           18,248
                                                       2007      1.042          1.050           35,490

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.895          0.835            9,165
                                                       2010      0.782          0.895           10,106
                                                       2009      0.588          0.782           65,940
                                                       2008      1.023          0.588           65,954
                                                       2007      1.220          1.023           68,018
                                                       2006      1.003          1.220          201,566

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.452          1.285               --
                                                       2010      1.235          1.452               --
                                                       2009      0.972          1.235               --
                                                       2008      1.321          0.972           25,715
                                                       2007      1.355          1.321            5,535
                                                       2006      1.271          1.355               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.154          0.977               --
                                                       2010      1.005          1.154               --
                                                       2009      0.657          1.005               --
                                                       2008      1.126          0.657               --
                                                       2007      1.154          1.126            1,296
                                                       2006      1.048          1.154               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.413          1.379               --
                                                       2010      1.135          1.413               --
                                                       2009      0.860          1.135               --
                                                       2008      1.423          0.860               --
                                                       2007      1.298          1.423               --
                                                       2006      1.307          1.298               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.760          0.693            4,041
                                                       2010      0.704          0.760            4,047
                                                       2009      0.499          0.704           68,875
                                                       2008      0.872          0.499           74,861
                                                       2007      0.680          0.872          165,196
                                                       2006      0.663          0.680           64,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.125          1.048               --
                                                       2010      0.930          1.125               --
                                                       2009      0.691          0.930               --
                                                       2008      1.138          0.691               --
                                                       2007      1.284          1.138            1,213

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256               --
                                                       2006      1.135          1.200               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.672          1.724            8,166
                                                       2010      1.501          1.672           10,783
                                                       2009      1.112          1.501           11,214
                                                       2008      1.385          1.112           11,723
                                                       2007      1.317          1.385           76,626
                                                       2006      1.257          1.317          129,061

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573               --
                                                       2008      1.069          0.603               --
                                                       2007      0.971          1.069               --
                                                       2006      0.982          0.971               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.005          0.860               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      1.925          1.545               --
                                                       2010      1.577          1.925               --
                                                       2009      0.947          1.577               --
                                                       2008      2.158          0.947               --
                                                       2007      1.712          2.158           21,552

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.484          2.467               --
                                                       2008      3.240          1.484              688

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.683          1.709          122,485
                                                       2010      1.581          1.683          127,657
                                                       2009      1.419          1.581          202,920

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.506          1.415               --
                                                       2010      1.317          1.506               --
                                                       2009      1.080          1.317               --
                                                       2008      1.634          1.080               --
                                                       2007      1.582          1.634               --
                                                       2006      1.471          1.582               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299               --
                                                       2006      1.118          1.177               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.939          1.977           18,443
                                                       2010      1.756          1.939           19,657
                                                       2009      1.341          1.756           30,096
                                                       2008      1.526          1.341           22,770
                                                       2007      1.455          1.526           30,308
                                                       2006      1.404          1.455           54,184

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.533          0.431               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)...................................  2011      0.928          0.877           16,524
                                                       2010      0.806          0.928           16,537
                                                       2009      0.692          0.806           19,119
                                                       2008      1.103          0.692           19,134
                                                       2007      1.078          1.103           22,649
                                                       2006      1.001          1.078           22,662

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.082          1.049               46
                                                       2010      0.957          1.082            1,677
                                                       2009      0.767          0.957            2,701

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.620          0.591           90,497
                                                       2010      0.547          0.620          117,341
                                                       2009      0.372          0.547          161,174
                                                       2008      0.697          0.372          130,868
                                                       2007      0.588          0.697          133,836
                                                       2006      0.603          0.588          166,896

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.450          1.520            3,703
                                                       2010      1.360          1.450           12,433
                                                       2009      1.262          1.360            5,959
                                                       2008      1.328          1.262            7,324
                                                       2007      1.270          1.328           88,697
                                                       2006      1.222          1.270           20,155

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.162          1.187               --
                                                       2010      1.077          1.162               --
                                                       2009      0.928          1.077               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.875          0.784           34,800
                                                       2010      0.742          0.875           35,366
                                                       2009      0.589          0.742          122,075

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.209          1.190           52,886
                                                       2010      1.228          1.209           51,451
                                                       2009      1.243          1.228           60,167
                                                       2008      1.228          1.243          319,495
                                                       2007      1.188          1.228           90,839
                                                       2006      1.162          1.188           89,985

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.922          0.870           75,204
                                                       2010      0.836          0.922          121,752
                                                       2009      0.644          0.836           40,701
                                                       2008      1.043          0.644            2,785

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.469          0.489               --
                                                       2008      0.863          0.469          178,720
                                                       2007      0.844          0.863          187,810
                                                       2006      0.832          0.844          214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.132          1.044           68,342
                                                       2010      1.005          1.132           68,647
                                                       2009      0.839          1.005           69,742
                                                       2008      1.397          0.839           69,159
                                                       2007      1.364          1.397          126,317
                                                       2006      1.330          1.364          177,571

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.172          1.191               --
                                                       2010      1.083          1.172               --
                                                       2009      0.913          1.083               --
                                                       2008      1.083          0.913               --
                                                       2007      1.043          1.083               --
                                                       2006      1.001          1.043               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.115          1.109               --
                                                       2010      1.016          1.115               --
                                                       2009      0.835          1.016               --
                                                       2008      1.082          0.835               --
                                                       2007      1.049          1.082          235,067
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.055          1.024               --
                                                       2010      0.947          1.055               --
                                                       2009      0.760          0.947               --
                                                       2008      1.083          0.760               --
                                                       2007      1.054          1.083           67,813
                                                       2006      1.002          1.054           67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.991          0.939               --
                                                       2010      0.878          0.991               --
                                                       2009      0.691          0.878               --
                                                       2008      1.083          0.691               --
                                                       2007      1.059          1.083               --
                                                       2006      1.002          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.881          0.881           10,850
                                                       2010      0.781          0.881           10,864
                                                       2009      0.635          0.781           11,538

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.470          1.479          171,802
                                                       2010      1.360          1.470          172,757
                                                       2009      1.167          1.360          240,392
                                                       2008      1.527          1.167          301,777
                                                       2007      1.489          1.527          346,080
                                                       2006      1.393          1.489          370,563

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.461          1.450               --
                                                       2010      1.332          1.461               --
                                                       2009      1.120          1.332               --
                                                       2008      1.485          1.120               --
                                                       2007      1.402          1.485           10,677
                                                       2006      1.269          1.402               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.009          0.910           28,233
                                                       2010      0.885          1.009           29,664
                                                       2009      0.643          0.885           45,378
                                                       2008      1.099          0.643           35,859
                                                       2007      1.051          1.099           29,177
                                                       2006      0.996          1.051           30,350

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.060          1.029           45,010
                                                       2010      0.922          1.060          228,223
                                                       2009      0.655          0.922          263,571
                                                       2008      1.148          0.655          268,196
                                                       2007      1.069          1.148          362,118
                                                       2006      0.998          1.069          407,590

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201               --
                                                       2006      1.089          1.157               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2011      1.166          1.213           16,861
                                                       2010      1.118          1.166            9,436
                                                       2009      1.087          1.118               (0)
                                                       2008      1.107          1.087           14,966
                                                       2007      1.077          1.107          193,092
                                                       2006      1.040          1.077           28,536

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.151          1.162               --
                                                       2005      1.137          1.151          263,728
                                                       2004      1.144          1.137          358,163
                                                       2003      1.153          1.144          403,387
                                                       2002      1.156          1.153          489,209

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.116          1.179               --
                                                       2005      1.072          1.116               --
                                                       2004      1.000          1.072               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139               --
                                                       2006      1.127          1.117            9,383
                                                       2005      1.122          1.127          101,465
                                                       2004      1.046          1.122            9,383
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415               --
                                                       2008      1.328          1.369          160,922
                                                       2007      1.241          1.328          256,667
                                                       2006      1.214          1.241          284,670
                                                       2005      1.204          1.214          350,967
                                                       2004      1.167          1.204          655,940
                                                       2003      1.129          1.167          668,500
                                                       2002      1.051          1.129          428,795

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.891               --
                                                       2007      0.885          0.961           11,352
                                                       2006      0.810          0.885           11,362
                                                       2005      0.767          0.810           11,374
                                                       2004      0.724          0.767           11,387
                                                       2003      0.558          0.724           34,347
                                                       2002      0.805          0.558           35,744

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508               --
                                                       2006      1.108          1.393          114,334
                                                       2005      1.003          1.108           13,188
                                                       2004      0.877          1.003           13,200
                                                       2003      0.694          0.877           12,398
                                                       2002      0.856          0.694           12,408

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077               --
                                                       2006      1.685          1.945           92,301
                                                       2005      1.599          1.685          120,081
                                                       2004      1.288          1.599           62,695
                                                       2003      0.874          1.288           65,416
                                                       2002      1.087          0.874           99,145

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982               --
                                                       2005      0.862          0.923               --
                                                       2004      0.823          0.862               --
                                                       2003      0.646          0.823           19,478
                                                       2002      0.863          0.646               --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.179          1.257               --
                                                       2005      1.194          1.179          133,806
                                                       2004      1.141          1.194          197,549
                                                       2003      0.919          1.141          186,438
                                                       2002      1.003          0.919          123,805

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.393          1.521               --
                                                       2005      1.259          1.393           58,517
                                                       2004      1.098          1.259           58,496
                                                       2003      0.834          1.098           55,894
                                                       2002      0.990          0.834           92,994

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330               --
                                                       2005      1.231          1.266          206,627
                                                       2004      1.138          1.231          220,797
                                                       2003      0.882          1.138          263,231
                                                       2002      1.041          0.882          179,228

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.266          1.298               --
                                                       2005      1.254          1.266          172,196
                                                       2004      1.154          1.254          136,921
                                                       2003      0.958          1.154          148,818
                                                       2002      0.939          0.958           32,221

  Travelers Federated Stock Subaccount (5/00)........  2006      1.177          1.219               --
                                                       2005      1.136          1.177            1,155
                                                       2004      1.044          1.136            1,159
                                                       2003      0.831          1.044           10,046
                                                       2002      1.047          0.831            9,762

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832               --
                                                       2005      0.755          0.808          172,921
                                                       2004      0.720          0.755          180,057
                                                       2003      0.587          0.720          179,411
                                                       2002      0.773          0.587          177,655

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083               --
                                                       2005      1.000          1.046               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111               --
                                                       2005      1.000          1.065               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058               --
                                                       2005      1.000          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947               --
                                                       2005      0.808          0.891           18,532
                                                       2004      0.709          0.808           19,382
                                                       2003      0.594          0.709           19,501
                                                       2002      0.807          0.594           18,731

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603               --
                                                       2005      0.561          0.569          164,440
                                                       2004      0.500          0.561           43,464
                                                       2003      0.371          0.500           39,281
                                                       2002      0.736          0.371           34,171

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393               --
                                                       2005      1.332          1.350          503,733
                                                       2004      1.214          1.332          536,015
                                                       2003      1.059          1.214          539,413
                                                       2002      1.136          1.059          498,176

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269               --
                                                       2005      1.121          1.174               --
                                                       2004      1.000          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048               --
                                                       2005      0.846          0.912           23,507
                                                       2004      0.743          0.846           23,976
                                                       2003      0.587          0.743           24,841
                                                       2002      0.685          0.587           25,850

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471               --
                                                       2005      1.329          1.386               --
                                                       2004      1.215          1.329               --
                                                       2003      1.000          1.215               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118               --
                                                       2005      1.000          1.062               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.390          1.404               --
                                                       2005      1.363          1.390           72,521
                                                       2004      1.248          1.363           15,251
                                                       2003      1.061          1.248           25,250
                                                       2002      1.018          1.061           27,197

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.234          1.222               --
                                                       2005      1.233          1.234           24,490
                                                       2004      1.213          1.233           48,503
                                                       2003      1.152          1.213           69,321
                                                       2002      1.107          1.152           54,866

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766               --
                                                       2005      0.731          0.734           58,711
                                                       2004      0.674          0.731           95,314
                                                       2003      0.517          0.674          219,977
                                                       2002      0.790          0.517          213,950

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307               --
                                                       2005      1.000          1.136               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.079          1.040               --
                                                       2005      1.051          1.079               --
                                                       2004      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.765          0.742               --
                                                       2008      1.210          0.765            3,893
                                                       2007      1.259          1.210            4,960
                                                       2006      1.102          1.259            6,114
                                                       2005      1.076          1.102            7,430
                                                       2004      0.931          1.076            8,855
                                                       2003      0.723          0.931           27,498
                                                       2002      0.912          0.723           26,178

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.549          0.563               --
                                                       2008      0.980          0.549               --
                                                       2007      0.886          0.980               --
                                                       2006      0.843          0.886               --
                                                       2005      0.794          0.843               --
                                                       2004      0.777          0.794               --
                                                       2003      0.628          0.777               --
                                                       2002      0.907          0.628               --





         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            769,166

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808          1,363,696
                                                       2004      0.747          0.777          1,425,786
                                                       2003      0.607          0.747          1,524,160
                                                       2002      0.884          0.607          1,540,938

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         16,224,219
                                                       2004      0.620          0.661         19,198,634
                                                       2003      0.511          0.620         22,108,910
                                                       2002      0.750          0.511         25,435,702

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.538          1.379          6,514,739
                                                       2010      1.398          1.538          9,476,151
                                                       2009      0.999          1.398         12,011,686
                                                       2008      1.647          0.999         15,443,389
                                                       2007      1.457          1.647         20,719,476
                                                       2006      1.229          1.457         21,324,458
                                                       2005      1.095          1.229         20,626,162
                                                       2004      0.980          1.095         20,808,746
                                                       2003      0.736          0.980         20,537,027
                                                       2002      0.877          0.736         19,364,796

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.316          1.240         14,075,830
                                                       2010      1.127          1.316         19,265,722
                                                       2009      0.821          1.127         25,266,325
                                                       2008      1.489          0.821         28,245,812
                                                       2007      1.347          1.489         33,531,749
                                                       2006      1.242          1.347         37,310,477
                                                       2005      1.086          1.242         39,485,611
                                                       2004      0.981          1.086         40,945,865
                                                       2003      0.728          0.981         41,820,061
                                                       2002      0.980          0.728         39,915,513

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.330          1.285         10,739,373
                                                       2010      1.213          1.330         15,307,491
                                                       2009      0.939          1.213         18,741,597
                                                       2008      1.535          0.939         22,823,743
                                                       2007      1.485          1.535         29,775,419
                                                       2006      1.310          1.485         32,511,078
                                                       2005      1.258          1.310         33,596,778
                                                       2004      1.158          1.258         34,556,332
                                                       2003      0.888          1.158         34,634,208
                                                       2002      1.105          0.888         31,656,769

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          3,750,757
                                                       2004      0.489          0.575          3,751,850
                                                       2003      0.398          0.489          3,886,916
                                                       2002      0.539          0.398          5,152,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.642          1.720                 --
                                                       2006      1.259          1.642            253,126
                                                       2005      1.000          1.259            260,636
                                                       2004      0.813          1.000            284,233
                                                       2003      0.578          0.813            246,034
                                                       2002      0.664          0.578            243,646

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            809,694
                                                       2004      1.701          2.200            700,397
                                                       2003      1.290          1.701            644,976
                                                       2002      1.254          1.290            644,365

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.092          1.045                 --
                                                       2007      1.036          1.092            489,315
                                                       2006      0.904          1.036            514,976
                                                       2005      0.880          0.904            932,713
                                                       2004      0.851          0.880          1,130,487
                                                       2003      0.713          0.851          1,242,184
                                                       2002      0.870          0.713            837,912

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.001          0.945                 --
                                                       2007      1.144          1.001            946,580
                                                       2006      1.120          1.144          1,226,738
                                                       2005      1.076          1.120          1,556,185
                                                       2004      0.982          1.076          1,801,897
                                                       2003      0.758          0.982          2,061,975
                                                       2002      0.952          0.758          1,853,833

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            242,084
                                                       2004      1.074          1.207             72,262
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            154,639
                                                       2004      1.067          1.205             57,458
                                                       2003      1.000          1.067             15,770

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.269          1.214            887,526
                                                       2010      1.103          1.269          1,273,733
                                                       2009      0.827          1.103          1,754,258
                                                       2008      1.467          0.827          2,159,991
                                                       2007      1.271          1.467          2,412,345
                                                       2006      1.159          1.271          2,435,238
                                                       2005      1.009          1.159          2,475,024
                                                       2004      0.891          1.009          2,191,949
                                                       2003      0.706          0.891          2,074,273
                                                       2002      0.793          0.706          2,067,416

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.175          1.124             64,880
                                                       2010      1.012          1.175            105,690
                                                       2009      0.757          1.012            124,523
                                                       2008      1.312          0.757            135,979
                                                       2007      1.249          1.312            150,320
                                                       2006      1.115          1.249            180,928
                                                       2005      0.939          1.115            195,135
                                                       2004      0.942          0.939            200,346
                                                       2003      0.766          0.942            204,549
                                                       2002      0.842          0.766             78,653

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.289          2.008          1,104,556
                                                       2010      1.809          2.289          1,463,609
                                                       2009      1.315          1.809          1,883,633
                                                       2008      2.213          1.315          2,043,755
                                                       2007      1.950          2.213          2,637,765
                                                       2006      1.763          1.950          2,908,493
                                                       2005      1.518          1.763          3,011,375
                                                       2004      1.237          1.518          2,619,238
                                                       2003      0.909          1.237          2,151,162
                                                       2002      1.027          0.909          1,404,560

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,456,692
                                                       2004      1.039          1.152          2,327,801
                                                       2003      0.844          1.039          1,747,514
                                                       2002      1.000          0.844            564,688

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          3.235                 --
                                                       2007      2.806          3.556          1,211,669
                                                       2006      2.226          2.806          1,491,865
                                                       2005      1.775          2.226            891,920
                                                       2004      1.446          1.775            506,384
                                                       2003      1.000          1.446            190,758

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.332          1.171          2,661,870
                                                       2010      1.248          1.332          3,609,994
                                                       2009      0.926          1.248          4,395,974
                                                       2008      1.577          0.926          5,647,036
                                                       2007      1.388          1.577          7,216,761
                                                       2006      1.162          1.388          7,720,877
                                                       2005      1.071          1.162          7,177,426
                                                       2004      0.918          1.071          6,844,797
                                                       2003      0.706          0.918          6,701,112
                                                       2002      0.881          0.706          6,655,305

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258          1,198,837
                                                       2004      1.028          1.174            297,990
                                                       2003      0.791          1.028            228,198
                                                       2002      1.000          0.791             31,749

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.065          1.089                 --
                                                       2005      1.068          1.065            206,047
                                                       2004      1.000          1.068             87,908

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.054          1.089                 --
                                                       2005      0.995          1.054          1,852,671
                                                       2004      0.934          0.995          1,902,945
                                                       2003      0.834          0.934          2,003,297
                                                       2002      0.908          0.834          1,890,998

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.075          1.090                 --
                                                       2009      0.869          1.075            371,308
                                                       2008      1.245          0.869            598,223
                                                       2007      1.039          1.245            631,538
                                                       2006      0.993          1.039            705,421
                                                       2005      0.898          0.993            785,715
                                                       2004      0.799          0.898            973,514
                                                       2003      0.643          0.799          1,047,441
                                                       2002      0.928          0.643          1,174,190

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.499          0.534                 --
                                                       2010      0.408          0.499            641,361
                                                       2009      0.264          0.408            765,922
                                                       2008      0.479          0.264          1,108,613
                                                       2007      0.400          0.479            932,088
                                                       2006      0.377          0.400          1,054,850
                                                       2005      0.343          0.377          1,230,804
                                                       2004      0.347          0.343          1,343,806
                                                       2003      0.240          0.347          1,499,219
                                                       2002      0.414          0.240          1,483,740

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.721          0.679                 --
                                                       2007      0.670          0.721          1,112,078
                                                       2006      0.577          0.670          1,395,786
                                                       2005      0.556          0.577          1,707,096
                                                       2004      0.540          0.556          2,067,468
                                                       2003      0.444          0.540          2,172,025
                                                       2002      0.607          0.444          2,131,178

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            675,530
                                                       2004      1.334          1.508            415,165
                                                       2003      1.000          1.334            197,364

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.386          1.398          7,572,035
                                                       2010      1.127          1.386         10,246,619
                                                       2009      0.851          1.127         12,928,013
                                                       2008      1.451          0.851         15,465,605
                                                       2007      1.504          1.451         18,240,506

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.180          1.192          3,670,642
                                                       2010      1.065          1.180          5,066,071
                                                       2009      0.886          1.065          6,110,979
                                                       2008      1.274          0.886          6,552,136
                                                       2007      1.231          1.274          7,730,573

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.404          1.296          6,093,396
                                                       2010      1.224          1.404          9,488,818
                                                       2009      0.961          1.224         12,638,705
                                                       2008      1.540          0.961         14,594,606
                                                       2007      1.608          1.540         17,163,265

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.942          0.921          5,480,431
                                                       2010      0.871          0.942          7,236,349
                                                       2009      0.622          0.871          9,526,956
                                                       2008      1.008          0.622         11,204,523
                                                       2007      1.006          1.008         13,752,289

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.212          1.252          3,274,973
                                                       2010      1.125          1.212          4,489,112
                                                       2009      0.918          1.125          5,641,069
                                                       2008      1.449          0.918          6,999,706
                                                       2007      1.418          1.449          9,586,806
                                                       2006      1.218          1.418          4,193,079
                                                       2005      1.162          1.218          4,911,025
                                                       2004      1.069          1.162          5,807,935
                                                       2003      0.821          1.069          6,195,251
                                                       2002      1.084          0.821          6,478,289

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.700          1.696            983,676
                                                       2010      1.380          1.700          1,674,256
                                                       2009      0.982          1.380          1,922,697
                                                       2008      1.683          0.982          2,199,826
                                                       2007      1.555          1.683          2,592,542
                                                       2006      1.401          1.555          2,494,567
                                                       2005      1.357          1.401          2,895,037
                                                       2004      1.198          1.357          3,104,319
                                                       2003      0.817          1.198          3,189,096
                                                       2002      1.272          0.817          3,336,814

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.629          0.613                 --
                                                       2008      1.023          0.629          6,436,732
                                                       2007      0.991          1.023          7,045,973
                                                       2006      0.875          0.991          7,640,403
                                                       2005      0.853          0.875          8,773,519
                                                       2004      0.786          0.853         10,529,484
                                                       2003      0.625          0.786         11,789,305
                                                       2002      0.818          0.625         11,524,158

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.262          1.242                 --
                                                       2010      1.144          1.262             44,753
                                                       2009      0.946          1.144             44,131
                                                       2008      1.285          0.946             42,004
                                                       2007      1.178          1.285                 --
                                                       2006      1.111          1.178                 --
                                                       2005      1.082          1.111                 --
                                                       2004      1.000          1.082                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.986          0.974                 --
                                                       2010      0.917          0.986            349,699
                                                       2009      0.794          0.917            332,000
                                                       2008      1.024          0.794            418,844
                                                       2007      1.026          1.024            561,156
                                                       2006      1.002          1.026            604,988
                                                       2005      0.994          1.002            766,086
                                                       2004      0.999          0.994            318,478
                                                       2003      1.000          0.999                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          8,448,930
                                                       2005      1.296          1.327          9,928,000
                                                       2004      1.215          1.296         11,762,688
                                                       2003      0.888          1.215         12,995,834
                                                       2002      1.204          0.888         13,865,407

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.194          1.244                 --
                                                       2006      1.164          1.194            465,333
                                                       2005      1.124          1.164            769,670
                                                       2004      1.137          1.124            663,780
                                                       2003      0.799          1.137            730,574
                                                       2002      1.000          0.799             35,399

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.324          1.371                 --
                                                       2006      1.211          1.324            180,884
                                                       2005      1.120          1.211            371,395
                                                       2004      1.043          1.120            253,021
                                                       2003      0.757          1.043            199,738
                                                       2002      1.000          0.757             15,996

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.232          1.287                 --
                                                       2006      1.114          1.232            173,790
                                                       2005      1.092          1.114            189,728
                                                       2004      1.024          1.092            330,109
                                                       2003      0.799          1.024            293,763
                                                       2002      1.000          0.799             11,208

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,466,637
                                                       2005      1.378          1.400          1,341,766
                                                       2004      1.243          1.378          1,144,322
                                                       2003      1.000          1.243            453,221

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,555,919
                                                       2005      1.536          1.636          1,683,507
                                                       2004      1.258          1.536          1,188,936
                                                       2003      1.000          1.258            533,938

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.100          1.135                 --
                                                       2005      1.077          1.100             36,890
                                                       2004      1.000          1.077             44,753

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.509          1.454                 --
                                                       2007      1.446          1.509            645,767
                                                       2006      1.518          1.446            678,788

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          4,352,178

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.840          0.828          1,496,538
                                                       2010      0.758          0.840          2,254,971
                                                       2009      0.646          0.758          2,805,731
                                                       2008      1.047          0.646          3,192,195
                                                       2007      1.039          1.047          3,636,732

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.895          0.835          1,241,259
                                                       2010      0.782          0.895          1,368,779
                                                       2009      0.588          0.782          1,493,074
                                                       2008      1.023          0.588          1,829,421
                                                       2007      1.220          1.023          2,017,161
                                                       2006      1.003          1.220          2,406,783

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.452          1.285            253,910
                                                       2010      1.235          1.452            490,798
                                                       2009      0.972          1.235            403,250
                                                       2008      1.321          0.972            366,478
                                                       2007      1.355          1.321            270,232
                                                       2006      1.271          1.355            167,145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.152          0.975          1,000,815
                                                       2010      1.004          1.152          1,345,374
                                                       2009      0.656          1.004          1,934,157
                                                       2008      1.124          0.656          1,836,197
                                                       2007      1.152          1.124          2,095,796
                                                       2006      1.046          1.152          1,906,863

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.413          1.379            202,028
                                                       2010      1.135          1.413            119,955
                                                       2009      0.860          1.135             78,635
                                                       2008      1.423          0.860             91,190
                                                       2007      1.298          1.423            119,442
                                                       2006      1.307          1.298             79,003

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.758          0.692          1,454,982
                                                       2010      0.702          0.758          1,892,601
                                                       2009      0.498          0.702          3,185,947
                                                       2008      0.871          0.498          3,388,052
                                                       2007      0.678          0.871          3,269,960
                                                       2006      0.662          0.678          3,204,891

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.125          1.048             53,874
                                                       2010      0.930          1.125            104,602
                                                       2009      0.691          0.930             95,439
                                                       2008      1.138          0.691             86,203
                                                       2007      1.284          1.138             62,624

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.924          0.914                 --
                                                       2008      1.256          0.924             64,192
                                                       2007      1.200          1.256             69,711
                                                       2006      1.135          1.200             73,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.669          1.721            611,753
                                                       2010      1.498          1.669            820,411
                                                       2009      1.110          1.498            862,525
                                                       2008      1.382          1.110          1,106,142
                                                       2007      1.315          1.382          1,128,256
                                                       2006      1.255          1.315          1,110,003

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.984          0.932          1,055,377
                                                       2010      0.796          0.984          1,236,162
                                                       2009      0.639          0.796          1,560,801
                                                       2008      1.061          0.639          2,274,707
                                                       2007      1.072          1.061          2,834,109
                                                       2006      1.015          1.072            265,388

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573                 --
                                                       2008      1.069          0.603            907,928
                                                       2007      0.971          1.069          1,055,371
                                                       2006      0.982          0.971          1,025,644

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.005          0.860            517,582

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      1.921          1.542            213,067
                                                       2010      1.574          1.921            260,294
                                                       2009      0.946          1.574            356,189
                                                       2008      2.154          0.946            202,562
                                                       2007      1.709          2.154            209,829

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.484          2.467            954,611
                                                       2008      3.240          1.484          1,110,838

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.268          1.114          1,406,080
                                                       2010      1.157          1.268            855,292
                                                       2009      0.893          1.157          1,070,946
                                                       2008      1.575          0.893          1,290,985
                                                       2007      1.500          1.575          1,426,865

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      0.992          0.909            129,132
                                                       2010      0.763          0.992            189,952
                                                       2009      0.493          0.763            235,892
                                                       2008      0.889          0.493            202,538

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.378          1.512          2,109,746
                                                       2010      1.297          1.378          2,098,955
                                                       2009      1.113          1.297          2,252,453
                                                       2008      1.211          1.113          2,367,703
                                                       2007      1.144          1.211          1,569,337

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.683          1.709          9,605,279
                                                       2010      1.581          1.683         13,162,946
                                                       2009      1.419          1.581         15,402,642

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.506          1.415            601,950
                                                       2010      1.317          1.506          1,013,631
                                                       2009      1.080          1.317          1,161,904
                                                       2008      1.634          1.080            113,308
                                                       2007      1.582          1.634            168,994
                                                       2006      1.471          1.582            138,450

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.935          1.974          1,096,580
                                                       2010      1.753          1.935          1,347,395
                                                       2009      1.338          1.753          1,657,695
                                                       2008      1.524          1.338          1,426,678
                                                       2007      1.452          1.524          1,541,958
                                                       2006      1.402          1.452          1,525,686

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.532          0.430            492,715

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.928          0.877            491,000
                                                       2010      0.806          0.928            702,276
                                                       2009      0.692          0.806            862,095
                                                       2008      1.103          0.692          1,093,023
                                                       2007      1.078          1.103          1,422,087
                                                       2006      1.001          1.078          1,233,033

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.996          0.892          2,360,565
                                                       2010      0.844          0.996          2,882,834
                                                       2009      0.678          0.844          3,506,042
                                                       2008      0.982          0.678          4,470,639
                                                       2007      1.029          0.982          5,323,965
                                                       2006      1.003          1.029          1,483,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.082          1.049            433,023
                                                       2010      0.957          1.082            582,295
                                                       2009      0.767          0.957            749,429

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.619          0.590          2,858,784
                                                       2010      0.546          0.619          3,861,312
                                                       2009      0.372          0.546          4,750,320
                                                       2008      0.696          0.372          5,856,671
                                                       2007      0.587          0.696          6,787,109
                                                       2006      0.601          0.587          7,572,009

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.447          1.518            715,321
                                                       2010      1.357          1.447            910,171
                                                       2009      1.260          1.357          1,064,261
                                                       2008      1.326          1.260          1,344,394
                                                       2007      1.267          1.326          1,604,045
                                                       2006      1.220          1.267          1,759,523

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.162          1.187            115,860
                                                       2010      1.077          1.162              8,371
                                                       2009      0.928          1.077              8,371

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.744          0.667          6,320,831
                                                       2010      0.631          0.744          9,325,242
                                                       2009      0.501          0.631         10,463,500

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.201          1.182         11,792,542
                                                       2010      1.220          1.201         14,549,935
                                                       2009      1.234          1.220         14,178,869
                                                       2008      1.220          1.234         13,014,582
                                                       2007      1.180          1.220         14,660,298
                                                       2006      1.154          1.180          6,642,822

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.431          0.426                 --
                                                       2008      0.733          0.431          2,992,918
                                                       2007      0.774          0.733          3,506,992

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.920          0.869            195,975
                                                       2010      0.835          0.920            271,319
                                                       2009      0.643          0.835            304,053
                                                       2008      1.041          0.643            398,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.467          0.488                 --
                                                       2008      0.861          0.467         11,445,854
                                                       2007      0.841          0.861         12,975,026
                                                       2006      0.830          0.841         14,874,357

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.129          1.041          2,519,901
                                                       2010      1.002          1.129          3,347,726
                                                       2009      0.836          1.002          4,103,729
                                                       2008      1.394          0.836          4,894,415
                                                       2007      1.361          1.394          5,912,777
                                                       2006      1.326          1.361          6,819,859

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.930          1.008                 --
                                                       2010      0.817          0.930            535,252
                                                       2009      0.631          0.817            526,380
                                                       2008      1.077          0.631            214,053
                                                       2007      1.060          1.077            719,236
                                                       2006      1.002          1.060            486,418

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.172          1.191          1,020,621
                                                       2010      1.083          1.172          1,602,521
                                                       2009      0.913          1.083          2,076,436
                                                       2008      1.083          0.913          1,792,446
                                                       2007      1.043          1.083          1,310,807
                                                       2006      1.001          1.043          1,112,268

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.115          1.109            955,302
                                                       2010      1.016          1.115          1,157,633
                                                       2009      0.835          1.016          1,676,270
                                                       2008      1.082          0.835            793,136
                                                       2007      1.049          1.082            817,000
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.055          1.024            949,829
                                                       2010      0.947          1.055          1,346,917
                                                       2009      0.760          0.947          1,316,943
                                                       2008      1.083          0.760          2,503,151
                                                       2007      1.054          1.083          1,725,021
                                                       2006      1.002          1.054          1,504,284

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.991          0.939            350,643
                                                       2010      0.878          0.991            486,560
                                                       2009      0.691          0.878            518,200
                                                       2008      1.083          0.691          1,285,755
                                                       2007      1.059          1.083          1,392,440
                                                       2006      1.002          1.059          1,143,707

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.878          0.878          3,088,235
                                                       2010      0.779          0.878          4,680,071
                                                       2009      0.634          0.779          5,612,153

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.466          1.475          7,169,587
                                                       2010      1.356          1.466         10,097,645
                                                       2009      1.164          1.356         12,123,071
                                                       2008      1.522          1.164         15,181,646
                                                       2007      1.485          1.522         18,286,448
                                                       2006      1.389          1.485         19,951,864

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.286          1.276            545,452
                                                       2010      1.172          1.286            661,278
                                                       2009      0.986          1.172            814,829
                                                       2008      1.485          0.986          1,165,119
                                                       2007      1.402          1.485          1,736,513
                                                       2006      1.269          1.402          1,480,884

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.009          0.910          1,408,040
                                                       2010      0.885          1.009          1,863,194
                                                       2009      0.643          0.885          2,021,514
                                                       2008      1.099          0.643          2,368,087
                                                       2007      1.051          1.099          2,003,230
                                                       2006      0.996          1.051          2,023,762

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.060          1.029          4,258,042
                                                       2010      0.922          1.060          5,513,451
                                                       2009      0.655          0.922          6,382,276
                                                       2008      1.148          0.655          7,419,349
                                                       2007      1.069          1.148          9,165,172
                                                       2006      0.998          1.069         10,579,672

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.126          1.124            447,604
                                                       2010      0.849          1.126            519,706
                                                       2009      0.623          0.849            734,968
                                                       2008      0.947          0.623            868,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201                 --
                                                       2006      1.089          1.157             40,015

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.166          1.213             63,308
                                                       2010      1.118          1.166             49,117
                                                       2009      1.087          1.118            144,384
                                                       2008      1.107          1.087            191,075
                                                       2007      1.077          1.107             14,135
                                                       2006      1.040          1.077             14,817

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.144          1.154                 --
                                                       2005      1.129          1.144          4,038,812
                                                       2004      1.136          1.129          4,571,379
                                                       2003      1.145          1.136          5,811,461
                                                       2002      1.148          1.145          9,303,942

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.116          1.179                 --
                                                       2005      1.072          1.116                 --
                                                       2004      1.000          1.072                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,646,826
                                                       2005      1.122          1.127          1,943,173
                                                       2004      1.046          1.122          1,417,042
                                                       2003      1.000          1.046            539,389

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415                 --
                                                       2008      1.328          1.369         20,481,793
                                                       2007      1.241          1.328         16,202,664
                                                       2006      1.214          1.241         17,462,919
                                                       2005      1.204          1.214         18,837,391
                                                       2004      1.167          1.204         19,735,931
                                                       2003      1.129          1.167         22,218,256
                                                       2002      1.051          1.129         22,679,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.891                 --
                                                       2007      0.885          0.961            431,802
                                                       2006      0.810          0.885            292,187
                                                       2005      0.767          0.810            255,047
                                                       2004      0.724          0.767            261,849
                                                       2003      0.558          0.724            255,936
                                                       2002      0.805          0.558            258,391

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,534,820
                                                       2005      1.003          1.108          1,309,765
                                                       2004      0.877          1.003          1,590,567
                                                       2003      0.694          0.877          1,666,960
                                                       2002      0.856          0.694          2,088,312

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          2,646,206
                                                       2005      1.599          1.685          3,119,134
                                                       2004      1.288          1.599          3,056,853
                                                       2003      0.874          1.288          3,025,467
                                                       2002      1.087          0.874          2,888,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923          1,216,377
                                                       2004      0.823          0.862          1,354,934
                                                       2003      0.646          0.823          1,421,397
                                                       2002      0.863          0.646          1,169,522

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.177          1.255                 --
                                                       2005      1.192          1.177          1,466,983
                                                       2004      1.139          1.192          1,586,068
                                                       2003      0.917          1.139          1,749,547
                                                       2002      1.002          0.917          1,220,392

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.390          1.518                 --
                                                       2005      1.256          1.390            883,323
                                                       2004      1.096          1.256            976,324
                                                       2003      0.833          1.096            927,820
                                                       2002      0.988          0.833            879,671

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          8,206,758
                                                       2004      1.135          1.228          8,538,103
                                                       2003      0.879          1.135          8,549,407
                                                       2002      1.038          0.879          7,726,183

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.263          1.295                 --
                                                       2005      1.252          1.263          1,000,898
                                                       2004      1.152          1.252          1,264,615
                                                       2003      0.956          1.152          1,594,993
                                                       2002      0.937          0.956          1,434,495

  Travelers Federated Stock Subaccount (5/00)........  2006      1.175          1.217                 --
                                                       2005      1.134          1.175            457,087
                                                       2004      1.042          1.134            533,921
                                                       2003      0.830          1.042            520,861
                                                       2002      1.045          0.830            326,234

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          5,864,952
                                                       2004      0.718          0.753          6,526,581
                                                       2003      0.585          0.718          7,014,394
                                                       2002      0.771          0.585          6,135,487

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.000          1.077                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            502,841

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            436,664

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      1.000          1.065            293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058                 --
                                                       2005      1.000          1.037            642,758

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,577,364
                                                       2004      0.707          0.806          5,097,668
                                                       2003      0.593          0.707          5,642,385
                                                       2002      0.805          0.593          6,272,169

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568         10,189,569
                                                       2004      0.499          0.560          3,126,721
                                                       2003      0.370          0.499          3,286,141
                                                       2002      0.735          0.370          2,790,102

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         21,108,886
                                                       2004      1.211          1.328         23,128,378
                                                       2003      1.056          1.211         24,030,838
                                                       2002      1.132          1.056         21,772,836

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            514,207
                                                       2004      1.000          1.121            194,637

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,873,717
                                                       2004      0.742          0.845          2,029,133
                                                       2003      0.586          0.742          1,117,079
                                                       2002      0.684          0.586            525,526

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             69,580
                                                       2004      1.215          1.329             67,915
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388          1,402,932
                                                       2004      1.246          1.360            403,744
                                                       2003      1.059          1.246            225,119
                                                       2002      1.016          1.059            229,370

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.231          1.220                 --
                                                       2005      1.231          1.231          2,135,778
                                                       2004      1.211          1.231          2,200,876
                                                       2003      1.150          1.211          3,057,266
                                                       2002      1.105          1.150          3,337,451

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         12,753,021
                                                       2004      0.672          0.729         14,481,859
                                                       2003      0.515          0.672         15,835,354
                                                       2002      0.788          0.515         15,727,503

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.000          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.079          1.040                 --
                                                       2005      1.051          1.079             87,603
                                                       2004      1.000          1.051             22,342

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.765          0.742                 --
                                                       2008      1.210          0.765            822,646
                                                       2007      1.259          1.210            889,856
                                                       2006      1.102          1.259          1,079,018
                                                       2005      1.076          1.102          1,204,440
                                                       2004      0.931          1.076            981,460
                                                       2003      0.723          0.931            807,047
                                                       2002      0.912          0.723            987,044

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.549          0.563                 --
                                                       2008      0.980          0.549             46,936
                                                       2007      0.886          0.980             79,270
                                                       2006      0.843          0.886             60,356
                                                       2005      0.794          0.843             56,833
                                                       2004      0.777          0.794             78,549
                                                       2003      0.628          0.777             93,733
                                                       2002      0.907          0.628            145,760

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318           140,844
                                                       2004      1.095          1.167           127,017
                                                       2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.859          1.666         1,190,861
                                                       2010      1.691          1.859         1,322,368
                                                       2009      1.208          1.691         1,409,950
                                                       2008      1.994          1.208         1,248,749
                                                       2007      1.765          1.994         1,703,408
                                                       2006      1.490          1.765         1,377,710
                                                       2005      1.328          1.490         1,269,425
                                                       2004      1.189          1.328           495,221
                                                       2003      1.000          1.189            87,416

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.539          1.449         3,176,134
                                                       2010      1.318          1.539         3,548,444
                                                       2009      0.961          1.318         3,819,658
                                                       2008      1.744          0.961         4,060,006
                                                       2007      1.578          1.744         4,041,394
                                                       2006      1.456          1.578         4,108,110
                                                       2005      1.274          1.456         3,641,370
                                                       2004      1.151          1.274         1,520,042
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.315          1.270         2,378,223
                                                       2010      1.199          1.315         2,449,076
                                                       2009      0.929          1.199         2,668,778
                                                       2008      1.520          0.929         2,751,588
                                                       2007      1.471          1.520         3,597,597
                                                       2006      1.298          1.471         3,758,451
                                                       2005      1.247          1.298         3,880,808
                                                       2004      1.149          1.247         1,935,896
                                                       2003      1.000          1.149           139,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            25,906
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.470          2.588                --
                                                       2006      1.895          2.470                --
                                                       2005      1.506          1.895                --
                                                       2004      1.225          1.506                --
                                                       2003      1.000          1.225                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            90,922
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.427          1.365                --
                                                       2007      1.354          1.427                --
                                                       2006      1.182          1.354                --
                                                       2005      1.151          1.182                --
                                                       2004      1.114          1.151                --
                                                       2003      1.000          1.114                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.171          1.105                --
                                                       2007      1.338          1.171                --
                                                       2006      1.311          1.338                --
                                                       2005      1.260          1.311                --
                                                       2004      1.150          1.260                --
                                                       2003      1.000          1.150                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305           127,439
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.623          1.552                --
                                                       2010      1.411          1.623                --
                                                       2009      1.059          1.411                --
                                                       2008      1.878          1.059                --
                                                       2007      1.628          1.878                --
                                                       2006      1.485          1.628                --
                                                       2005      1.294          1.485                --
                                                       2004      1.143          1.294                --
                                                       2003      1.000          1.143                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.376          1.316                --
                                                       2010      1.186          1.376                --
                                                       2009      0.888          1.186                --
                                                       2008      1.539          0.888                --
                                                       2007      1.466          1.539                --
                                                       2006      1.309          1.466                --
                                                       2005      1.103          1.309                --
                                                       2004      1.107          1.103                --
                                                       2003      1.000          1.107                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.213          1.940           637,041
                                                       2010      1.749          2.213           756,470
                                                       2009      1.273          1.749           740,425
                                                       2008      2.142          1.273           796,222
                                                       2007      1.889          2.142           974,757
                                                       2006      1.708          1.889         1,016,017
                                                       2005      1.471          1.708           857,743
                                                       2004      1.200          1.471           500,124
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           361,804
                                                       2004      1.119          1.240           152,096
                                                       2003      1.000          1.119            17,411

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.104          2.824                --
                                                       2007      2.451          3.104           342,033
                                                       2006      1.945          2.451           275,185
                                                       2005      1.552          1.945           241,567
                                                       2004      1.265          1.552           118,374
                                                       2003      1.000          1.265             7,153

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.701          1.495           883,020
                                                       2010      1.595          1.701         1,182,589
                                                       2009      1.184          1.595         1,283,412
                                                       2008      2.018          1.184         1,368,294
                                                       2007      1.777          2.018         1,464,184
                                                       2006      1.488          1.777         1,458,896
                                                       2005      1.373          1.488         1,246,441
                                                       2004      1.177          1.373           354,332
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421           252,895
                                                       2004      1.163          1.327            14,468
                                                       2003      1.000          1.163                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.064          1.088                --
                                                       2005      1.068          1.064                --
                                                       2004      1.000          1.068                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.217          1.256                --
                                                       2005      1.149          1.217                --
                                                       2004      1.078          1.149                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.500          1.521                --
                                                       2009      1.214          1.500                --
                                                       2008      1.739          1.214                --
                                                       2007      1.453          1.739                --
                                                       2006      1.389          1.453                --
                                                       2005      1.257          1.389                --
                                                       2004      1.119          1.257                --
                                                       2003      1.000          1.119                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.723          1.844                --
                                                       2010      1.408          1.723                --
                                                       2009      0.912          1.408                --
                                                       2008      1.655          0.912                --
                                                       2007      1.383          1.655                --
                                                       2006      1.304          1.383                --
                                                       2005      1.188          1.304                --
                                                       2004      1.201          1.188                --
                                                       2003      1.000          1.201                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.523          1.435                --
                                                       2007      1.416          1.523                --
                                                       2006      1.221          1.416                --
                                                       2005      1.176          1.221                --
                                                       2004      1.143          1.176                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           269,569
                                                       2004      1.175          1.328           174,910
                                                       2003      1.000          1.175                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.377          1.388           819,601
                                                       2010      1.120          1.377           747,888
                                                       2009      0.846          1.120           902,851
                                                       2008      1.444          0.846         1,116,912
                                                       2007      1.498          1.444         1,292,103

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.372          1.384           790,591
                                                       2010      1.238          1.372           955,898
                                                       2009      1.031          1.238         1,074,189
                                                       2008      1.482          1.031           710,344
                                                       2007      1.433          1.482           733,320

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.338          1.235           221,706
                                                       2010      1.167          1.338           269,097
                                                       2009      0.917          1.167           313,598
                                                       2008      1.470          0.917           501,554
                                                       2007      1.535          1.470           615,753

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.189          1.162           262,747
                                                       2010      1.101          1.189           285,865
                                                       2009      0.786          1.101           307,766
                                                       2008      1.274          0.786           361,446
                                                       2007      1.273          1.274           420,430

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.297          1.339           178,074
                                                       2010      1.205          1.297           188,016
                                                       2009      0.984          1.205           199,006
                                                       2008      1.554          0.984           211,895
                                                       2007      1.520          1.554           216,953
                                                       2006      1.307          1.520           218,192
                                                       2005      1.247          1.307           154,459
                                                       2004      1.149          1.247            64,967
                                                       2003      1.000          1.149             4,620

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.752          1.747           235,231
                                                       2010      1.422          1.752           252,580
                                                       2009      1.013          1.422           253,693
                                                       2008      1.737          1.013           254,100
                                                       2007      1.605          1.737           271,036
                                                       2006      1.447          1.605           265,095
                                                       2005      1.402          1.447           331,202
                                                       2004      1.239          1.402           110,502
                                                       2003      1.000          1.239            23,027

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.904          0.880                --
                                                       2008      1.470          0.904           401,442
                                                       2007      1.425          1.470           407,954
                                                       2006      1.258          1.425           491,224
                                                       2005      1.227          1.258           669,441
                                                       2004      1.132          1.227           184,495
                                                       2003      1.000          1.132            21,366

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.258          1.237                --
                                                       2010      1.141          1.258                --
                                                       2009      0.944          1.141                --
                                                       2008      1.283          0.944                --
                                                       2007      1.176          1.283                --
                                                       2006      1.110          1.176                --
                                                       2005      1.081          1.110                --
                                                       2004      1.000          1.081                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.982          0.970                --
                                                       2010      0.915          0.982           152,068
                                                       2009      0.792          0.915           172,545
                                                       2008      1.021          0.792           173,637
                                                       2007      1.025          1.021           175,761
                                                       2006      1.001          1.025           205,715
                                                       2005      0.994          1.001           206,704
                                                       2004      0.999          0.994           147,288
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485           117,900
                                                       2005      1.248          1.278           118,349
                                                       2004      1.172          1.248           118,828
                                                       2003      1.000          1.172                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.221          1.272                --
                                                       2006      1.191          1.221                --
                                                       2005      1.151          1.191                --
                                                       2004      1.164          1.151                --
                                                       2003      1.000          1.164                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.453          1.505                --
                                                       2006      1.330          1.453                --
                                                       2005      1.231          1.330                --
                                                       2004      1.147          1.231                --
                                                       2003      1.000          1.147                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.354          1.414                --
                                                       2006      1.225          1.354                --
                                                       2005      1.201          1.225                --
                                                       2004      1.127          1.201                --
                                                       2003      1.000          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           404,874
                                                       2005      1.266          1.286           359,892
                                                       2004      1.142          1.266           177,217
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           675,252
                                                       2005      1.413          1.504           656,322
                                                       2004      1.158          1.413           316,079
                                                       2003      1.000          1.158             5,067

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.099          1.134                --
                                                       2005      1.076          1.099                --
                                                       2004      1.000          1.076                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.613          1.554                --
                                                       2007      1.546          1.613                --
                                                       2006      1.624          1.546                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.616          1.631                --
                                                       2010      1.414          1.616                --
                                                       2009      0.975          1.414                --
                                                       2008      1.307          0.975                --
                                                       2007      1.293          1.307                --
                                                       2006      1.227          1.293                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541           104,440

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.292          1.274            77,665
                                                       2010      1.167          1.292           118,299
                                                       2009      0.995          1.167           117,215
                                                       2008      1.614          0.995           115,104
                                                       2007      1.602          1.614           106,472

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.893          0.832           468,691
                                                       2010      0.781          0.893           302,592
                                                       2009      0.588          0.781           161,704
                                                       2008      1.022          0.588           152,392
                                                       2007      1.220          1.022           168,839
                                                       2006      1.003          1.220           165,895

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.448          1.280            74,480
                                                       2010      1.232          1.448            52,782
                                                       2009      0.970          1.232            40,798
                                                       2008      1.319          0.970            37,041
                                                       2007      1.354          1.319            29,797
                                                       2006      1.271          1.354           105,120

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.797          1.520           317,444
                                                       2010      1.566          1.797           202,422
                                                       2009      1.024          1.566           201,237
                                                       2008      1.756          1.024           212,512
                                                       2007      1.801          1.756           215,508
                                                       2006      1.635          1.801           181,720

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.409          1.374           165,881
                                                       2010      1.133          1.409             8,576
                                                       2009      0.858          1.133             8,588
                                                       2008      1.421          0.858             8,601
                                                       2007      1.297          1.421            20,188
                                                       2006      1.307          1.297            15,030

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.773          1.616           206,660
                                                       2010      1.643          1.773           210,338
                                                       2009      1.166          1.643           137,885
                                                       2008      2.039          1.166           128,370
                                                       2007      1.589          2.039            43,850
                                                       2006      1.551          1.589            25,900

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.121          1.045                --
                                                       2010      0.928          1.121                --
                                                       2009      0.690          0.928                --
                                                       2008      1.137          0.690                --
                                                       2007      1.283          1.137                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.922          0.912                --
                                                       2008      1.253          0.922                --
                                                       2007      1.198          1.253                --
                                                       2006      1.134          1.198                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.613          1.663                --
                                                       2010      1.449          1.613                --
                                                       2009      1.074          1.449                --
                                                       2008      1.338          1.074                --
                                                       2007      1.273          1.338                --
                                                       2006      1.216          1.273                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.981          0.930           787,556
                                                       2010      0.795          0.981           900,899
                                                       2009      0.639          0.795           955,598
                                                       2008      1.060          0.639           970,771
                                                       2007      1.072          1.060           991,947
                                                       2006      1.015          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.833          0.792                --
                                                       2008      1.476          0.833             3,946
                                                       2007      1.341          1.476                --
                                                       2006      1.358          1.341            39,690

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.003          0.857            48,825

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.885          2.315                --
                                                       2010      2.365          2.885                --
                                                       2009      1.421          2.365                --
                                                       2008      3.239          1.421                --
                                                       2007      2.571          3.239                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.295          2.152           372,936
                                                       2008      2.828          1.295           363,195

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.703          1.495            38,815
                                                       2010      1.554          1.703            38,818
                                                       2009      1.201          1.554            38,820
                                                       2008      2.118          1.201            38,823
                                                       2007      2.017          2.118             9,253

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.539          1.409                --
                                                       2010      1.184          1.539                --
                                                       2009      0.766          1.184                --
                                                       2008      1.380          0.766                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.375          1.508           685,473
                                                       2010      1.294          1.375           422,293
                                                       2009      1.111          1.294           520,068
                                                       2008      1.210          1.111           487,269
                                                       2007      1.143          1.210           625,341

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.475          1.497         2,719,271
                                                       2010      1.387          1.475         3,023,711
                                                       2009      1.245          1.387         3,127,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.394          1.309            40,861
                                                       2010      1.220          1.394            40,896
                                                       2009      1.001          1.220            46,707
                                                       2008      1.515          1.001            31,455
                                                       2007      1.467          1.515            43,874
                                                       2006      1.365          1.467            44,384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.673          1.705           605,424
                                                       2010      1.516          1.673           617,097
                                                       2009      1.158          1.516           712,133
                                                       2008      1.319          1.158           716,164
                                                       2007      1.258          1.319           773,974
                                                       2006      1.214          1.258           773,808

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.836          1.484                --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.926          0.874                --
                                                       2010      0.804          0.926                --
                                                       2009      0.691          0.804                --
                                                       2008      1.102          0.691                --
                                                       2007      1.077          1.102                --
                                                       2006      1.001          1.077                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.993          0.889           420,484
                                                       2010      0.842          0.993           691,241
                                                       2009      0.677          0.842           646,395
                                                       2008      0.981          0.677           767,651
                                                       2007      1.028          0.981           827,713
                                                       2006      1.003          1.028           651,068

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.317          1.277                --
                                                       2010      1.166          1.317                --
                                                       2009      0.935          1.166                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.400          1.334            92,765
                                                       2010      1.236          1.400            93,941
                                                       2009      0.842          1.236           104,335
                                                       2008      1.577          0.842           112,552
                                                       2007      1.332          1.577            90,005
                                                       2006      1.365          1.332           101,958

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.222          1.280                --
                                                       2010      1.146          1.222                --
                                                       2009      1.065          1.146                --
                                                       2008      1.121          1.065                --
                                                       2007      1.072          1.121                --
                                                       2006      1.032          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.158          1.182                --
                                                       2010      1.073          1.158                --
                                                       2009      0.926          1.073                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.206          1.081            49,551
                                                       2010      1.024          1.206            49,572
                                                       2009      0.813          1.024            49,580

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.049          1.032                --
                                                       2010      1.067          1.049                --
                                                       2009      1.080          1.067                --
                                                       2008      1.067          1.080                --
                                                       2007      1.033          1.067                --
                                                       2006      1.010          1.033                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.755          0.746                --
                                                       2008      1.284          0.755             1,778
                                                       2007      1.356          1.284            55,022

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.200          1.133                --
                                                       2010      1.089          1.200                --
                                                       2009      0.839          1.089                --
                                                       2008      1.360          0.839                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.730          0.762                --
                                                       2008      1.345          0.730            44,258
                                                       2007      1.316          1.345            44,275
                                                       2006      1.299          1.316            44,291

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.124          1.036           232,510
                                                       2010      0.998          1.124            94,530
                                                       2009      0.834          0.998           106,973
                                                       2008      1.390          0.834           115,629
                                                       2007      1.357          1.390           133,544
                                                       2006      1.324          1.357           140,510

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.928          1.006                --
                                                       2010      0.816          0.928            48,825
                                                       2009      0.631          0.816            48,825
                                                       2008      1.077          0.631            48,825
                                                       2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.170          1.188           204,724
                                                       2010      1.081          1.170           205,350
                                                       2009      0.911          1.081           226,934
                                                       2008      1.082          0.911           246,430
                                                       2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.113          1.106           544,679
                                                       2010      1.014          1.113           606,605
                                                       2009      0.834          1.014           206,419
                                                       2008      1.081          0.834            53,242
                                                       2007      1.049          1.081           310,756
                                                       2006      1.002          1.049           310,793

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.052          1.021            22,128
                                                       2010      0.945          1.052           134,723
                                                       2009      0.759          0.945           137,315
                                                       2008      1.082          0.759           124,701
                                                       2007      1.054          1.082           127,919
                                                       2006      1.002          1.054           251,750

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.989          0.936            19,709
                                                       2010      0.877          0.989            33,273
                                                       2009      0.690          0.877            68,923
                                                       2008      1.082          0.690           125,332
                                                       2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.260          1.260           374,377
                                                       2010      1.119          1.260           362,334
                                                       2009      0.910          1.119           783,063

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.303          1.310         1,041,729
                                                       2010      1.206          1.303         1,159,374
                                                       2009      1.036          1.206         1,574,613
                                                       2008      1.356          1.036         1,536,518
                                                       2007      1.323          1.356         1,542,317
                                                       2006      1.238          1.323         1,567,780

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.452          1.440                --
                                                       2010      1.325          1.452                --
                                                       2009      1.115          1.325                --
                                                       2008      1.482          1.115                --
                                                       2007      1.400          1.482           185,256
                                                       2006      1.267          1.400           185,697

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.007          0.907           633,947
                                                       2010      0.883          1.007           553,397
                                                       2009      0.642          0.883           612,070
                                                       2008      1.098          0.642           671,324
                                                       2007      1.051          1.098           728,696
                                                       2006      0.996          1.051           744,594

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.057          1.026           198,226
                                                       2010      0.921          1.057           202,757
                                                       2009      0.654          0.921           218,960
                                                       2008      1.147          0.654           168,589
                                                       2007      1.068          1.147           251,420
                                                       2006      0.998          1.068           158,753

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.314          1.311                --
                                                       2010      0.992          1.314                --
                                                       2009      0.727          0.992                --
                                                       2008      1.107          0.727                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.156          1.200                --
                                                       2006      1.088          1.156                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.162          1.208                --
                                                       2010      1.115          1.162                --
                                                       2009      1.085          1.115                --
                                                       2008      1.105          1.085                --
                                                       2007      1.075          1.105                --
                                                       2006      1.039          1.075                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.002          1.010                --
                                                       2005      0.990          1.002                --
                                                       2004      0.996          0.990                --
                                                       2003      1.000          0.996                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.115          1.178                --
                                                       2005      1.072          1.115                --
                                                       2004      1.000          1.072                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116           579,755
                                                       2005      1.122          1.127           509,932
                                                       2004      1.048          1.122           212,120
                                                       2003      1.000          1.048            16,029

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241                --
                                                       2008      1.166          1.202         3,092,897
                                                       2007      1.090          1.166         2,695,982
                                                       2006      1.067          1.090         2,410,129
                                                       2005      1.059          1.067         1,950,998
                                                       2004      1.026          1.059           417,069
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.493          1.385                --
                                                       2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868           162,903
                                                       2005      1.537          1.619           153,505
                                                       2004      1.238          1.537            39,863
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276            45,298
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.141          1.216                --
                                                       2005      1.155          1.141                --
                                                       2004      1.105          1.155                --
                                                       2003      1.000          1.105                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.487          1.624                --
                                                       2005      1.345          1.487                --
                                                       2004      1.174          1.345                --
                                                       2003      1.000          1.174                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260           119,356
                                                       2004      1.134          1.226           110,154
                                                       2003      1.000          1.134            11,270

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.197          1.227                --
                                                       2005      1.186          1.197                --
                                                       2004      1.093          1.186                --
                                                       2003      1.000          1.093                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.293          1.339                --
                                                       2005      1.248          1.293                --
                                                       2004      1.148          1.248                --
                                                       2003      1.000          1.148                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260            39,091
                                                       2004      1.125          1.179             9,902
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046           228,625

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      1.000          1.064           206,728

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057                --
                                                       2005      1.000          1.037             3,439

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371           103,469
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            84,153
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200         1,487,520
                                                       2004      1.080          1.185           683,524
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173           186,104
                                                       2004      1.000          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423           189,242
                                                       2004      1.160          1.321           142,157
                                                       2003      1.000          1.160             4,255

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            44,869
                                                       2004      1.129          1.234            36,986
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           787,662
                                                       2004      1.081          1.179           452,137
                                                       2003      1.000          1.081                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.042          1.032                --
                                                       2005      1.042          1.042                --
                                                       2004      1.026          1.042                --
                                                       2003      1.000          1.026                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.307                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.078          1.039                --
                                                       2005      1.051          1.078                --
                                                       2004      1.000          1.051                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.932          1.177                --
                                                       2008      1.476          0.932                --
                                                       2007      1.537          1.476                --
                                                       2006      1.346          1.537                --
                                                       2005      1.314          1.346                --
                                                       2004      1.138          1.314                --
                                                       2003      1.000          1.138                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.800          0.819                --
                                                       2008      1.428          0.800                --
                                                       2007      1.291          1.428                --
                                                       2006      1.229          1.291                --
                                                       2005      1.158          1.229                --
                                                       2004      1.135          1.158                --
                                                       2003      1.000          1.135                --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           369,758
                                                       2004      1.148          1.222           361,087
                                                       2003      0.948          1.148           328,496
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      2.023          1.810           329,576
                                                       2010      1.843          2.023           478,984
                                                       2009      1.319          1.843           558,657
                                                       2008      2.180          1.319           584,698
                                                       2007      1.932          2.180           622,106
                                                       2006      1.634          1.932           617,909
                                                       2005      1.458          1.634           431,210
                                                       2004      1.308          1.458           394,948
                                                       2003      0.984          1.308           332,749
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.708          1.605         1,562,954
                                                       2010      1.465          1.708         1,838,494
                                                       2009      1.070          1.465         2,248,028
                                                       2008      1.944          1.070         2,515,370
                                                       2007      1.762          1.944         2,516,467
                                                       2006      1.628          1.762         2,848,983
                                                       2005      1.426          1.628         2,717,507
                                                       2004      1.291          1.426         2,643,061
                                                       2003      0.961          1.291         2,143,343
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.431          1.380         1,672,161
                                                       2010      1.308          1.431         2,101,729
                                                       2009      1.014          1.308         2,407,240
                                                       2008      1.662          1.014         2,518,401
                                                       2007      1.611          1.662         2,773,760
                                                       2006      1.424          1.611         2,806,004
                                                       2005      1.370          1.424         2,866,958
                                                       2004      1.263          1.370         2,831,694
                                                       2003      0.971          1.263         2,204,907
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           257,067
                                                       2004      1.188          1.395           258,029
                                                       2003      0.968          1.188           250,782
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.766          2.896                --
                                                       2006      2.125          2.766                --
                                                       2005      1.691          2.125                --
                                                       2004      1.378          1.691                --
                                                       2003      0.982          1.378                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           244,175
                                                       2004      1.323          1.708           264,800
                                                       2003      1.005          1.323           262,109
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.471          1.407                --
                                                       2007      1.398          1.471            52,601
                                                       2006      1.222          1.398            56,433
                                                       2005      1.192          1.222           102,633
                                                       2004      1.156          1.192            97,968
                                                       2003      0.971          1.156            39,887
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.278          1.205                --
                                                       2007      1.463          1.278            96,224
                                                       2006      1.435          1.463           152,842
                                                       2005      1.381          1.435           194,212
                                                       2004      1.263          1.381           314,319
                                                       2003      0.976          1.263           308,114
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.753          1.674           231,471
                                                       2010      1.527          1.753           294,418
                                                       2009      1.148          1.527           347,197
                                                       2008      2.039          1.148           350,362
                                                       2007      1.770          2.039           379,275
                                                       2006      1.617          1.770           404,842
                                                       2005      1.411          1.617           385,608
                                                       2004      1.248          1.411           354,144
                                                       2003      0.991          1.248           273,347
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.439          1.374            12,948
                                                       2010      1.242          1.439            15,487
                                                       2009      0.931          1.242            15,728
                                                       2008      1.616          0.931            16,030
                                                       2007      1.542          1.616            20,076
                                                       2006      1.379          1.542            20,495
                                                       2005      1.164          1.379            45,009
                                                       2004      1.170          1.164            44,391
                                                       2003      0.954          1.170             8,358
                                                       2002      1.000          0.954                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.444          2.140           434,111
                                                       2010      1.935          2.444           472,625
                                                       2009      1.410          1.935           565,208
                                                       2008      2.377          1.410           694,619
                                                       2007      2.099          2.377           691,490
                                                       2006      1.901          2.099           928,352
                                                       2005      1.640          1.901         1,058,065
                                                       2004      1.339          1.640         1,035,339
                                                       2003      0.986          1.339           875,648
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           431,428
                                                       2004      1.222          1.352           466,212
                                                       2003      0.994          1.222           361,229
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                --
                                                       2007      2.785          3.523           184,731
                                                       2006      2.214          2.785           174,972
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.836          1.611           188,298
                                                       2010      1.724          1.836           317,875
                                                       2009      1.281          1.724           382,801
                                                       2008      2.188          1.281           473,493
                                                       2007      1.930          2.188           439,655
                                                       2006      1.618          1.930           469,825
                                                       2005      1.495          1.618           440,051
                                                       2004      1.284          1.495           364,677
                                                       2003      0.989          1.284           279,537
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.085                --
                                                       2005      1.067          1.062                --
                                                       2004      1.000          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.249          1.289                --
                                                       2005      1.181          1.249           215,882
                                                       2004      1.111          1.181           261,195
                                                       2003      0.994          1.111           485,689
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.628          1.650                --
                                                       2009      1.320          1.628             8,091
                                                       2008      1.893          1.320             8,733
                                                       2007      1.584          1.893             9,332
                                                       2006      1.516          1.584            20,162
                                                       2005      1.374          1.516            19,809
                                                       2004      1.225          1.374            34,043
                                                       2003      0.988          1.225            25,340
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.928          2.063                --
                                                       2010      1.578          1.928            18,199
                                                       2009      1.024          1.578            15,991
                                                       2008      1.861          1.024            11,946
                                                       2007      1.557          1.861            10,309
                                                       2006      1.470          1.557            14,171
                                                       2005      1.342          1.470             8,528
                                                       2004      1.359          1.342            27,353
                                                       2003      0.944          1.359            22,180
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.576          1.484                --
                                                       2007      1.468          1.576            17,757
                                                       2006      1.267          1.468            17,866
                                                       2005      1.222          1.267            17,913
                                                       2004      1.190          1.222            21,747
                                                       2003      0.980          1.190            20,039
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.505          1.515           460,193
                                                       2010      1.226          1.505           823,961
                                                       2009      0.927          1.226           882,403
                                                       2008      1.585          0.927           968,296
                                                       2007      1.646          1.585         1,205,967

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.447          1.458           292,877
                                                       2010      1.308          1.447           382,644
                                                       2009      1.090          1.308           462,653
                                                       2008      1.571          1.090           484,979
                                                       2007      1.519          1.571           572,596

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.488          1.371           332,513
                                                       2010      1.299          1.488           380,520
                                                       2009      1.022          1.299           465,600
                                                       2008      1.641          1.022           581,413
                                                       2007      1.716          1.641           714,675

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.379          1.346           198,385
                                                       2010      1.278          1.379           234,051
                                                       2009      0.914          1.278           288,675
                                                       2008      1.484          0.914           303,176
                                                       2007      1.484          1.484           361,632

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.392          1.435           110,799
                                                       2010      1.295          1.392           140,228
                                                       2009      1.059          1.295           164,557
                                                       2008      1.675          1.059           165,527
                                                       2007      1.642          1.675           190,199
                                                       2006      1.413          1.642           202,067
                                                       2005      1.351          1.413           226,701
                                                       2004      1.246          1.351           235,286
                                                       2003      0.959          1.246            51,488
                                                       2002      1.000          0.959                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.985          1.977           111,842
                                                       2010      1.614          1.985           152,463
                                                       2009      1.151          1.614           172,048
                                                       2008      1.977          1.151           184,045
                                                       2007      1.830          1.977           205,044
                                                       2006      1.652          1.830           188,001
                                                       2005      1.604          1.652           181,032
                                                       2004      1.418          1.604           178,693
                                                       2003      0.970          1.418            70,770
                                                       2002      1.000          0.970                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.962          0.936                --
                                                       2008      1.567          0.962           441,518
                                                       2007      1.521          1.567           479,800
                                                       2006      1.345          1.521           674,344
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           786,289
                                                       2003      0.967          1.213           723,321
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.246          1.223                --
                                                       2010      1.131          1.246                --
                                                       2009      0.937          1.131                --
                                                       2008      1.276          0.937                --
                                                       2007      1.172          1.276                --
                                                       2006      1.108          1.172                --
                                                       2005      1.080          1.108                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.972          0.959                --
                                                       2010      0.906          0.972             2,086
                                                       2009      0.786          0.906             2,089
                                                       2008      1.015          0.786             7,608
                                                       2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           466,491
                                                       2005      1.395          1.425           445,988
                                                       2004      1.311          1.395           519,501
                                                       2003      0.960          1.311           508,773
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.425          1.483                --
                                                       2006      1.392          1.425            56,928
                                                       2005      1.346          1.392            87,671
                                                       2004      1.364          1.346            81,583
                                                       2003      0.961          1.364             5,988
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.648          1.705                --
                                                       2006      1.511          1.648           251,169
                                                       2005      1.400          1.511           265,933
                                                       2004      1.306          1.400           327,034
                                                       2003      0.949          1.306           376,714
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.479          1.544                --
                                                       2006      1.340          1.479            51,745
                                                       2005      1.316          1.340            74,470
                                                       2004      1.237          1.316           113,821
                                                       2003      0.967          1.237            30,211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           438,664
                                                       2005      1.373          1.393           395,250
                                                       2004      1.241          1.373           358,050
                                                       2003      1.000          1.241           336,169

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           286,369
                                                       2005      1.531          1.627           360,238
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.097          1.131                --
                                                       2005      1.075          1.097            13,695
                                                       2004      1.000          1.075            13,702

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.753          1.688                --
                                                       2007      1.683          1.753           146,737
                                                       2006      1.769          1.683           149,620

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2011      1.766          1.780           113,568
                                                       2010      1.547          1.766            86,969
                                                       2009      1.069          1.547           113,532
                                                       2008      1.434          1.069            78,222
                                                       2007      1.421          1.434           100,092
                                                       2006      1.350          1.421           112,708

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            31,909

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.357          1.335            20,155
                                                       2010      1.227          1.357            50,553
                                                       2009      1.048          1.227            15,842
                                                       2008      1.702          1.048            19,990
                                                       2007      1.692          1.702            29,776

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.887          0.825           375,315
                                                       2010      0.777          0.887           418,479
                                                       2009      0.585          0.777           346,925
                                                       2008      1.020          0.585           293,729
                                                       2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           456,600

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.436          1.268            55,895
                                                       2010      1.223          1.436            59,770
                                                       2009      0.965          1.223           146,062
                                                       2008      1.314          0.965           270,141
                                                       2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.938          1.637            74,122
                                                       2010      1.691          1.938           116,690
                                                       2009      1.108          1.691           118,511
                                                       2008      1.903          1.108           107,604
                                                       2007      1.954          1.903           180,013
                                                       2006      1.775          1.954           153,202

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.397          1.361            17,336
                                                       2010      1.125          1.397            19,324
                                                       2009      0.853          1.125            16,787
                                                       2008      1.415          0.853            18,938
                                                       2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.818          1.655           216,660
                                                       2010      1.687          1.818           250,863
                                                       2009      1.200          1.687           216,944
                                                       2008      2.101          1.200           222,140
                                                       2007      1.640          2.101           129,586
                                                       2006      1.601          1.640           266,645

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.112          1.035            18,012
                                                       2010      0.921          1.112            16,526
                                                       2009      0.686          0.921             9,397
                                                       2008      1.132          0.686             6,722
                                                       2007      1.279          1.132             6,730

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.915          0.905                --
                                                       2008      1.247          0.915            10,621
                                                       2007      1.194          1.247            11,923
                                                       2006      1.131          1.194            12,387

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.783          1.836            31,893
                                                       2010      1.604          1.783            36,019
                                                       2009      1.191          1.604            37,872
                                                       2008      1.486          1.191            32,391
                                                       2007      1.416          1.486            33,097
                                                       2006      1.353          1.416            47,787

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.892          0.847                --
                                                       2008      1.583          0.892           119,650
                                                       2007      1.440          1.583           128,466
                                                       2006      1.460          1.440           139,125

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.995          0.850            46,518

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.211          2.573                --
                                                       2010      2.637          3.211                --
                                                       2009      1.587          2.637               814
                                                       2008      3.621          1.587                --
                                                       2007      2.878          3.621             2,261

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435           125,865
                                                       2008      3.208          1.467           165,560

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.485          1.505         2,337,524
                                                       2010      1.398          1.485         2,754,972
                                                       2009      1.256          1.398         3,072,965

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.483          1.391            58,780
                                                       2010      1.300          1.483            50,994
                                                       2009      1.068          1.300            53,403
                                                       2008      1.619          1.068            39,449
                                                       2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.813          1.846           137,037
                                                       2010      1.646          1.813           148,980
                                                       2009      1.259          1.646           201,042
                                                       2008      1.436          1.259           221,341
                                                       2007      1.371          1.436           236,048
                                                       2006      1.326          1.371           172,003

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.054          1.658            13,898

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)...................................  2011      0.919          0.867           165,381
                                                       2010      0.800          0.919           221,458
                                                       2009      0.688          0.800           233,156
                                                       2008      1.099          0.688           223,631
                                                       2007      1.076          1.099           225,854
                                                       2006      1.001          1.076           331,383

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.434          1.388           103,779
                                                       2010      1.271          1.434           113,940
                                                       2009      1.020          1.271           125,110

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.602          1.524            73,950
                                                       2010      1.416          1.602            86,854
                                                       2009      0.966          1.416            93,656
                                                       2008      1.813          0.966           121,880
                                                       2007      1.533          1.813           146,160
                                                       2006      1.573          1.533           184,445

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.256          1.314           249,522
                                                       2010      1.180          1.256           248,526
                                                       2009      1.098          1.180           255,637
                                                       2008      1.157          1.098           245,086
                                                       2007      1.108          1.157           345,777
                                                       2006      1.068          1.108           354,922

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.146          1.169             9,579
                                                       2010      1.064          1.146            10,048
                                                       2009      0.919          1.064            10,355

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.288          1.152           162,038
                                                       2010      1.094          1.288           194,715
                                                       2009      0.870          1.094           184,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.031          1.013            98,013
                                                       2010      1.050          1.031           199,305
                                                       2009      1.064          1.050           247,202
                                                       2008      1.054          1.064           573,856
                                                       2007      1.021          1.054           883,813
                                                       2006      1.000          1.021           361,378

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.232          1.161            28,404
                                                       2010      1.120          1.232            36,799
                                                       2009      0.864          1.120            36,437
                                                       2008      1.402          0.864            37,399

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.762          0.795                --
                                                       2008      1.407          0.762           269,123
                                                       2007      1.378          1.407           296,233
                                                       2006      1.361          1.378           353,156

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.210          1.115           107,836
                                                       2010      1.077          1.210           147,974
                                                       2009      0.901          1.077           196,068
                                                       2008      1.504          0.901           225,729
                                                       2007      1.471          1.504           332,776
                                                       2006      1.436          1.471           472,710

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.922          0.998                --
                                                       2010      0.811          0.922                --
                                                       2009      0.628          0.811                --
                                                       2008      1.074          0.628                --
                                                       2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.161          1.178           124,663
                                                       2010      1.075          1.161            56,137
                                                       2009      0.908          1.075            56,173
                                                       2008      1.080          0.908            56,212
                                                       2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.105          1.097            13,216
                                                       2010      1.009          1.105            15,449
                                                       2009      0.831          1.009           200,256
                                                       2008      1.079          0.831           213,068
                                                       2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.045          1.012           153,812
                                                       2010      0.940          1.045           146,395
                                                       2009      0.756          0.940           324,050
                                                       2008      1.079          0.756           440,667
                                                       2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.982          0.928           472,503
                                                       2010      0.872          0.982           669,265
                                                       2009      0.688          0.872           785,693
                                                       2008      1.079          0.688           334,756
                                                       2007      1.058          1.079           413,928
                                                       2006      1.002          1.058           299,088

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.337          1.335           283,060
                                                       2010      1.189          1.337           313,056
                                                       2009      0.968          1.189           377,220

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.347          1.352         1,484,327
                                                       2010      1.248          1.347         1,604,473
                                                       2009      1.074          1.248         1,915,042
                                                       2008      1.407          1.074         1,975,396
                                                       2007      1.376          1.407         2,083,564
                                                       2006      1.289          1.376         2,460,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.425          1.411                --
                                                       2010      1.302          1.425                --
                                                       2009      1.097          1.302                --
                                                       2008      1.474          1.097                --
                                                       2007      1.395          1.474           220,595
                                                       2006      1.264          1.395           206,971

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.000          0.900           149,874
                                                       2010      0.878          1.000           211,151
                                                       2009      0.640          0.878           191,616
                                                       2008      1.096          0.640           215,084
                                                       2007      1.050          1.096           183,577
                                                       2006      0.996          1.050           257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.050          1.017           182,964
                                                       2010      0.916          1.050           231,210
                                                       2009      0.652          0.916           275,240
                                                       2008      1.144          0.652           380,338
                                                       2007      1.067          1.144           391,874
                                                       2006      0.998          1.067           537,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                --
                                                       2006      1.085          1.151                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2011      1.151          1.194            62,133
                                                       2010      1.106          1.151            69,524
                                                       2009      1.077          1.106            76,135
                                                       2008      1.099          1.077               593
                                                       2007      1.071          1.099            33,438
                                                       2006      1.036          1.071                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          1.000                --
                                                       2005      0.982          0.992           253,238
                                                       2004      0.989          0.982           359,014
                                                       2003      1.000          0.989           505,871
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.112          1.175                --
                                                       2005      1.071          1.112            13,844
                                                       2004      1.000          1.071            13,851

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           330,032
                                                       2005      1.118          1.121           328,643
                                                       2004      1.045          1.118           369,982
                                                       2003      1.000          1.045           309,194

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.213          1.253                --
                                                       2008      1.179          1.213         3,025,954
                                                       2007      1.104          1.179         3,225,888
                                                       2006      1.082          1.104         3,345,078
                                                       2005      1.075          1.082         3,412,084
                                                       2004      1.044          1.075         3,804,957
                                                       2003      1.012          1.044         3,032,218
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.634          1.515                --
                                                       2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           199,400
                                                       2005      1.433          1.579           146,913
                                                       2004      1.255          1.433           145,653
                                                       2003      0.994          1.255           145,428
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           505,697
                                                       2005      1.780          1.871           498,519
                                                       2004      1.436          1.780           483,211
                                                       2003      0.977          1.436           314,944
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            57,791
                                                       2004      1.228          1.285            62,182
                                                       2003      0.967          1.228            36,237
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.271          1.353                --
                                                       2005      1.289          1.271            75,605
                                                       2004      1.235          1.289            85,719
                                                       2003      0.996          1.235           109,723
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.621          1.769                --
                                                       2005      1.468          1.621           164,674
                                                       2004      1.284          1.468           181,327
                                                       2003      0.977          1.284            52,889
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           641,113
                                                       2004      1.235          1.333           701,539
                                                       2003      0.958          1.235           566,203
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.317          1.350                --
                                                       2005      1.308          1.317           104,380
                                                       2004      1.206          1.308           115,233
                                                       2003      1.003          1.206            90,792
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.376          1.424                --
                                                       2005      1.331          1.376            40,724
                                                       2004      1.225          1.331            45,473
                                                       2003      0.978          1.225            41,506
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      1.000          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                --
                                                       2005      1.000          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            51,418
                                                       2004      1.158          1.318            74,064
                                                       2003      0.973          1.158            77,252
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           186,660
                                                       2004      1.311          1.469           115,773
                                                       2003      0.974          1.311            95,580
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         2,338,812
                                                       2004      1.128          1.235         2,401,796
                                                       2003      0.986          1.128         2,254,136
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      1.000          1.119                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.079          1.068                --
                                                       2005      1.081          1.079           358,890
                                                       2004      1.066          1.081           366,911
                                                       2003      1.014          1.066           238,924
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           300,857
                                                       2004      1.262          1.366           361,691
                                                       2003      0.970          1.262           358,549
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.076          1.036                --
                                                       2005      1.050          1.076                --
                                                       2004      1.000          1.050                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      1.018          0.986                --
                                                       2008      1.614          1.018           138,823
                                                       2007      1.683          1.614           295,517
                                                       2006      1.476          1.683           311,172
                                                       2005      1.444          1.476           331,570
                                                       2004      1.252          1.444           253,536
                                                       2003      0.975          1.252           186,325
                                                       2002      1.000          0.975                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.834          0.854                --
                                                       2008      1.492          0.834                --
                                                       2007      1.351          1.492                --
                                                       2006      1.288          1.351                --
                                                       2005      1.216          1.288                --
                                                       2004      1.193          1.216             6,550
                                                       2003      0.966          1.193            12,937
                                                       2002      1.000          0.966                --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.508          1.350          6,151,961
                                                       2010      1.374          1.508          8,005,924
                                                       2009      0.983          1.374          8,358,849
                                                       2008      1.625          0.983          9,904,128
                                                       2007      1.440          1.625         14,761,971
                                                       2006      1.218          1.440         15,170,490
                                                       2005      1.087          1.218         14,820,104
                                                       2004      0.975          1.087         14,076,183
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.290          1.213          9,606,858
                                                       2010      1.107          1.290         11,813,895
                                                       2009      0.808          1.107         12,533,254
                                                       2008      1.469          0.808         14,114,485
                                                       2007      1.332          1.469         18,474,159
                                                       2006      1.230          1.332         19,323,724
                                                       2005      1.078          1.230         19,999,183
                                                       2004      0.975          1.078         17,662,202
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.304          1.257         11,792,189
                                                       2010      1.192          1.304         14,777,370
                                                       2009      0.924          1.192         15,672,225
                                                       2008      1.514          0.924         16,700,137
                                                       2007      1.468          1.514         22,213,469
                                                       2006      1.297          1.468         22,892,986
                                                       2005      1.248          1.297         22,681,968
                                                       2004      1.151          1.248         21,766,216
                                                       2003      0.885          1.151         19,693,434
                                                       2002      1.104          0.885         13,145,914

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.623          1.699                 --
                                                       2006      1.247          1.623             95,043
                                                       2005      0.992          1.247             84,660
                                                       2004      0.809          0.992             44,770
                                                       2003      0.576          0.809             44,773
                                                       2002      0.663          0.576             36,564

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            218,274
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.077          1.030                 --
                                                       2007      1.024          1.077            123,316
                                                       2006      0.895          1.024            169,752
                                                       2005      0.873          0.895            187,894
                                                       2004      0.846          0.873            283,652
                                                       2003      0.711          0.846            331,469
                                                       2002      0.869          0.711            209,810

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      0.988          0.932                 --
                                                       2007      1.131          0.988            191,848
                                                       2006      1.110          1.131            222,980
                                                       2005      1.068          1.110            233,465
                                                       2004      0.977          1.068            244,542
                                                       2003      0.755          0.977            280,003
                                                       2002      0.950          0.755            179,886

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.245          1.188            143,772
                                                       2010      1.084          1.245            191,862
                                                       2009      0.815          1.084            169,747
                                                       2008      1.447          0.815            287,142
                                                       2007      1.256          1.447            303,315
                                                       2006      1.148          1.256            377,033
                                                       2005      1.002          1.148            349,362
                                                       2004      0.886          1.002            331,786
                                                       2003      0.703          0.886            300,573
                                                       2002      0.792          0.703            239,965

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.153          1.101              6,614
                                                       2010      0.995          1.153              6,950
                                                       2009      0.746          0.995              7,267
                                                       2008      1.295          0.746             19,472
                                                       2007      1.235          1.295             20,856
                                                       2006      1.105          1.235             28,571
                                                       2005      0.932          1.105             29,235
                                                       2004      0.937          0.932             30,144
                                                       2003      0.764          0.937             36,629
                                                       2002      0.841          0.764             20,856

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.245          1.966            268,952
                                                       2010      1.778          2.245            479,090
                                                       2009      1.295          1.778            579,181
                                                       2008      2.184          1.295            596,038
                                                       2007      1.928          2.184            727,130
                                                       2006      1.746          1.928            774,552
                                                       2005      1.507          1.746            857,401
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            520,428
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             12,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203            482,955
                                                       2007      2.785          3.523            482,955
                                                       2006      2.214          2.785            415,073
                                                       2005      1.769          2.214            364,913
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.306          1.146            636,429
                                                       2010      1.226          1.306            876,014
                                                       2009      0.911          1.226          1,145,503
                                                       2008      1.556          0.911          1,295,980
                                                       2007      1.372          1.556          1,835,935
                                                       2006      1.151          1.372          2,059,240
                                                       2005      1.063          1.151          1,703,785
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             98,811
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             16,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.085                 --
                                                       2005      1.067          1.062                 --
                                                       2004      1.000          1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.044          1.078                 --
                                                       2005      0.988          1.044            353,202
                                                       2004      0.929          0.988            479,954
                                                       2003      0.831          0.929            499,603
                                                       2002      0.907          0.831            447,203

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.056          1.070                 --
                                                       2009      0.856          1.056             55,292
                                                       2008      1.228          0.856             70,508
                                                       2007      1.027          1.228             62,032
                                                       2006      0.984          1.027             79,531
                                                       2005      0.892          0.984             79,559
                                                       2004      0.795          0.892             79,588
                                                       2003      0.641          0.795             95,897
                                                       2002      0.927          0.641             84,104

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.489          0.523                 --
                                                       2010      0.400          0.489             20,553
                                                       2009      0.260          0.400             20,572
                                                       2008      0.472          0.260             20,592
                                                       2007      0.395          0.472             20,610
                                                       2006      0.373          0.395             66,021
                                                       2005      0.340          0.373             81,444
                                                       2004      0.345          0.340            127,596
                                                       2003      0.240          0.345            118,715
                                                       2002      0.413          0.240            131,205

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.711          0.670                 --
                                                       2007      0.662          0.711            137,751
                                                       2006      0.572          0.662            230,286
                                                       2005      0.551          0.572            290,156
                                                       2004      0.537          0.551            310,158
                                                       2003      0.442          0.537            350,206
                                                       2002      0.606          0.442            267,863

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            188,728
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.359          1.368          2,113,637
                                                       2010      1.107          1.359          3,443,629
                                                       2009      0.838          1.107          4,057,265
                                                       2008      1.431          0.838          4,501,693
                                                       2007      1.486          1.431          5,135,041

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.157          1.166          1,189,973
                                                       2010      1.046          1.157          1,811,219
                                                       2009      0.872          1.046          2,099,812
                                                       2008      1.257          0.872          2,072,257
                                                       2007      1.216          1.257          2,788,257

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.377          1.269          3,112,214
                                                       2010      1.202          1.377          4,366,930
                                                       2009      0.946          1.202          4,903,108
                                                       2008      1.519          0.946          5,443,793
                                                       2007      1.588          1.519          6,644,107

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.923          0.901          1,353,400
                                                       2010      0.856          0.923          1,702,128
                                                       2009      0.612          0.856          2,036,450
                                                       2008      0.994          0.612          2,420,091
                                                       2007      0.994          0.994          3,008,124

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.189          1.225          1,153,663
                                                       2010      1.106          1.189          1,346,182
                                                       2009      0.904          1.106          1,519,990
                                                       2008      1.430          0.904          2,036,064
                                                       2007      1.401          1.430          2,333,864
                                                       2006      1.206          1.401            946,049
                                                       2005      1.153          1.206          1,115,732
                                                       2004      1.064          1.153          1,187,170
                                                       2003      0.818          1.064          1,333,292
                                                       2002      1.083          0.818          1,179,468

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.667          1.660            299,632
                                                       2010      1.356          1.667            498,855
                                                       2009      0.967          1.356            572,442
                                                       2008      1.661          0.967            635,706
                                                       2007      1.537          1.661            711,266
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.620          0.603                 --
                                                       2008      1.009          0.620            922,723
                                                       2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2007      1.172          1.276                 --
                                                       2006      1.108          1.172                 --
                                                       2005      1.080          1.108                 --
                                                       2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.972          0.959                 --
                                                       2010      0.906          0.972              5,385
                                                       2009      0.786          0.906              5,385
                                                       2008      1.015          0.786              5,385
                                                       2007      1.020          1.015             23,201
                                                       2006      0.997          1.020             25,930
                                                       2005      0.992          0.997             14,322
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,895,433
                                                       2005      1.286          1.314          2,164,713
                                                       2004      1.209          1.286          2,300,837
                                                       2003      0.885          1.209          2,565,201
                                                       2002      1.203          0.885          2,739,327

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.183          1.232                 --
                                                       2006      1.156          1.183                 35
                                                       2005      1.118          1.156                 36
                                                       2004      1.133          1.118             17,927
                                                       2003      0.798          1.133             20,691
                                                       2002      1.000          0.798              1,000

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.312          1.357                 --
                                                       2006      1.203          1.312                 --
                                                       2005      1.114          1.203                 --
                                                       2004      1.040          1.114                 --
                                                       2003      0.756          1.040                 --
                                                       2002      1.000          0.756              3,000

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.220          1.274                 --
                                                       2006      1.105          1.220             30,872
                                                       2005      1.086          1.105             38,189
                                                       2004      1.020          1.086             52,267
                                                       2003      0.798          1.020             80,714
                                                       2002      1.000          0.798             10,207

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            324,188
                                                       2005      1.373          1.393            307,439
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            700,110
                                                       2005      1.531          1.627            746,672
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.097          1.131                 --
                                                       2005      1.075          1.097                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.489          1.434                 --
                                                       2007      1.429          1.489            116,452
                                                       2006      1.503          1.429            222,874

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.824          0.811            449,174
                                                       2010      0.745          0.824            613,269
                                                       2009      0.636          0.745            907,154
                                                       2008      1.033          0.636            852,005
                                                       2007      1.027          1.033            924,596

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.887          0.825            346,920
                                                       2010      0.777          0.887            385,198
                                                       2009      0.585          0.777            369,314
                                                       2008      1.020          0.585            502,619
                                                       2007      1.218          1.020            566,490
                                                       2006      1.003          1.218            627,104

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.436          1.268             13,237
                                                       2010      1.223          1.436             24,148
                                                       2009      0.965          1.223             69,316
                                                       2008      1.314          0.965            135,692
                                                       2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.130          0.955            319,098
                                                       2010      0.986          1.130            416,192
                                                       2009      0.646          0.986            506,819
                                                       2008      1.109          0.646            563,404
                                                       2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.397          1.361             29,198
                                                       2010      1.125          1.397             29,204
                                                       2009      0.853          1.125             61,008
                                                       2008      1.415          0.853              9,566
                                                       2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      0.744          0.677            303,541
                                                       2010      0.690          0.744            358,293
                                                       2009      0.491          0.690            581,308
                                                       2008      0.859          0.491            644,062
                                                       2007      0.671          0.859            631,493
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.112          1.035             28,453
                                                       2010      0.921          1.112             23,507
                                                       2009      0.686          0.921             23,527
                                                       2008      1.132          0.686             60,552
                                                       2007      1.279          1.132             57,590

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.915          0.905                 --
                                                       2008      1.247          0.915                 --
                                                       2007      1.194          1.247                 --
                                                       2006      1.131          1.194                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.636          1.685             60,865
                                                       2010      1.472          1.636             94,764
                                                       2009      1.093          1.472             94,478
                                                       2008      1.364          1.093            101,984
                                                       2007      1.300          1.364             91,232
                                                       2006      1.242          1.300             45,012

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.974          0.922            375,963
                                                       2010      0.790          0.974            404,536
                                                       2009      0.636          0.790            841,338
                                                       2008      1.058          0.636            973,382
                                                       2007      1.071          1.058          1,093,984
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.594          0.564                 --
                                                       2008      1.055          0.594            121,428
                                                       2007      0.960          1.055            132,352
                                                       2006      0.973          0.960            174,184

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.995          0.850             43,903

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      1.884          1.510             31,321
                                                       2010      1.547          1.884             33,129
                                                       2009      0.931          1.547             40,152
                                                       2008      2.125          0.931             51,125
                                                       2007      1.688          2.125             48,628

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435            343,576
                                                       2008      3.208          1.467            267,117

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.244          1.091            121,493
                                                       2010      1.137          1.244            158,892
                                                       2009      0.880          1.137            163,462
                                                       2008      1.554          0.880            222,502
                                                       2007      1.482          1.554            190,980

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      0.973          0.889              6,873
                                                       2010      0.750          0.973              6,880
                                                       2009      0.486          0.750              6,887
                                                       2008      0.876          0.486             29,528

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.357          1.486            827,350
                                                       2010      1.279          1.357          1,032,327
                                                       2009      1.101          1.279          1,073,849
                                                       2008      1.200          1.101            950,841
                                                       2007      1.135          1.200            598,799

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.651          1.673          3,067,095
                                                       2010      1.554          1.651          3,820,593
                                                       2009      1.396          1.554          4,255,857

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.483          1.391             82,142
                                                       2010      1.300          1.483            136,860
                                                       2009      1.068          1.300            241,072
                                                       2008      1.619          1.068              3,861
                                                       2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.898          1.932            863,598
                                                       2010      1.723          1.898          1,080,318
                                                       2009      1.318          1.723          1,008,270
                                                       2008      1.503          1.318            288,029
                                                       2007      1.435          1.503            294,839
                                                       2006      1.388          1.435            179,394

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.521          0.421             20,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.919          0.867             21,562
                                                       2010      0.800          0.919             42,300
                                                       2009      0.688          0.800             45,442
                                                       2008      1.099          0.688             65,038
                                                       2007      1.076          1.099             69,903
                                                       2006      1.001          1.076            208,394

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.986          0.882            558,276
                                                       2010      0.838          0.986            670,065
                                                       2009      0.674          0.838            796,549
                                                       2008      0.979          0.674            848,317
                                                       2007      1.027          0.979            938,230
                                                       2006      1.003          1.027            406,832

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.061          1.027            169,477
                                                       2010      0.940          1.061            184,363
                                                       2009      0.755          0.940            356,455

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.607          0.577            488,692
                                                       2010      0.536          0.607            571,866
                                                       2009      0.366          0.536            736,319
                                                       2008      0.686          0.366            864,473
                                                       2007      0.580          0.686          1,013,548
                                                       2006      0.595          0.580          1,083,760

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.419          1.485            115,597
                                                       2010      1.334          1.419            163,485
                                                       2009      1.240          1.334            180,968
                                                       2008      1.308          1.240            181,660
                                                       2007      1.253          1.308            227,540
                                                       2006      1.208          1.253            275,369

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.146          1.169             29,691
                                                       2010      1.064          1.146                 --
                                                       2009      0.919          1.064                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.858          0.767            493,999
                                                       2010      0.729          0.858            709,039
                                                       2009      0.580          0.729            925,481

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.178          1.157            266,155
                                                       2010      1.199          1.178            276,125
                                                       2009      1.215          1.199            395,097
                                                       2008      1.203          1.215            771,619
                                                       2007      1.166          1.203            428,855
                                                       2006      1.142          1.166            129,005

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.424          0.419                 --
                                                       2008      0.723          0.424            460,070
                                                       2007      0.765          0.723            486,918

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.902          0.850             62,735
                                                       2010      0.820          0.902             67,216
                                                       2009      0.633          0.820             85,497
                                                       2008      1.026          0.633            117,294

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.460          0.480                 --
                                                       2008      0.849          0.460          1,057,641
                                                       2007      0.832          0.849          1,317,625
                                                       2006      0.822          0.832          1,654,099

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.107          1.019            290,991
                                                       2010      0.985          1.107            382,764
                                                       2009      0.824          0.985            533,193
                                                       2008      1.375          0.824            590,695
                                                       2007      1.345          1.375            755,426
                                                       2006      1.313          1.345            965,606

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.922          0.998                 --
                                                       2010      0.811          0.922            145,659
                                                       2009      0.628          0.811            121,020
                                                       2008      1.074          0.628             14,940
                                                       2007      1.059          1.074             50,324
                                                       2006      1.002          1.059             59,683

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.161          1.178            151,715
                                                       2010      1.075          1.161            130,170
                                                       2009      0.908          1.075            136,767
                                                       2008      1.080          0.908            107,000
                                                       2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.105          1.097            710,030
                                                       2010      1.009          1.105            843,380
                                                       2009      0.831          1.009            900,683
                                                       2008      1.079          0.831            221,749
                                                       2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.045          1.012          1,259,247
                                                       2010      0.940          1.045          1,198,334
                                                       2009      0.756          0.940          1,218,224
                                                       2008      1.079          0.756          1,178,671
                                                       2007      1.053          1.079          2,094,626
                                                       2006      1.002          1.053          1,361,453

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.982          0.928            453,283
                                                       2010      0.872          0.982            406,162
                                                       2009      0.688          0.872            452,880
                                                       2008      1.079          0.688            390,387
                                                       2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            643,333

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.861          0.860            741,349
                                                       2010      0.766          0.861            784,719
                                                       2009      0.623          0.766            866,895

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.438          1.443          7,347,226
                                                       2010      1.332          1.438          9,026,145
                                                       2009      1.146          1.332          9,491,992
                                                       2008      1.502          1.146          9,827,561
                                                       2007      1.468          1.502         11,715,396
                                                       2006      1.375          1.468         12,781,425

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.425          1.411                 --
                                                       2010      1.302          1.425                 --
                                                       2009      1.097          1.302                 --
                                                       2008      1.474          1.097                 --
                                                       2007      1.395          1.474            655,898
                                                       2006      1.264          1.395            561,634

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.000          0.900            178,827
                                                       2010      0.878          1.000            196,019
                                                       2009      0.640          0.878            259,125
                                                       2008      1.096          0.640            225,877
                                                       2007      1.050          1.096            207,391
                                                       2006      0.996          1.050            414,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.050          1.017            397,828
                                                       2010      0.916          1.050            591,959
                                                       2009      0.652          0.916            696,673
                                                       2008      1.144          0.652            795,275
                                                       2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.104          1.100            140,663
                                                       2010      0.835          1.104            150,461
                                                       2009      0.613          0.835            157,399
                                                       2008      0.934          0.613            189,170

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                 --
                                                       2006      1.085          1.151                 --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.151          1.194                 --
                                                       2010      1.106          1.151                 --
                                                       2009      1.077          1.106                 --
                                                       2008      1.099          1.077                 --
                                                       2007      1.071          1.099                 --
                                                       2006      1.036          1.071                 --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.133          1.142                 --
                                                       2005      1.121          1.133            181,676
                                                       2004      1.130          1.121            272,462
                                                       2003      1.141          1.130            606,702
                                                       2002      1.146          1.141            659,403

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.112          1.175                 --
                                                       2005      1.071          1.112                 --
                                                       2004      1.000          1.071                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            607,213
                                                       2005      1.118          1.121            584,691
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.349          1.393                 --
                                                       2008      1.310          1.349          3,478,390
                                                       2007      1.227          1.310          3,699,723
                                                       2006      1.203          1.227          3,985,351
                                                       2005      1.195          1.203          4,221,279
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.948          0.879                 --
                                                       2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            425,127
                                                       2005      1.588          1.669            471,617
                                                       2004      1.281          1.588            472,818
                                                       2003      0.871          1.281            579,882
                                                       2002      1.086          0.871            660,876

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            182,430
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.166          1.242                 --
                                                       2005      1.183          1.166             45,018
                                                       2004      1.133          1.183             80,263
                                                       2003      0.914          1.133            118,626
                                                       2002      1.000          0.914             93,674

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.377          1.503                 --
                                                       2005      1.247          1.377            243,296
                                                       2004      1.090          1.247            227,247
                                                       2003      0.830          1.090            219,879
                                                       2002      0.986          0.830             66,258

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.251          1.282                 --
                                                       2005      1.242          1.251            118,531
                                                       2004      1.146          1.242            128,538
                                                       2003      0.953          1.146            143,727
                                                       2002      0.936          0.953             77,295

  Travelers Federated Stock Subaccount (5/00)........  2006      1.164          1.205                 --
                                                       2005      1.125          1.164            109,437
                                                       2004      1.036          1.125            101,534
                                                       2003      0.827          1.036            116,257
                                                       2002      1.044          0.827             63,998

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.000          1.076             44,303

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045            219,969

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      1.000          1.063            467,697

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                 --
                                                       2005      1.000          1.036            110,884

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,109,072
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         12,449,370
                                                       2004      1.204          1.318         11,916,507
                                                       2003      1.052          1.204         10,454,732
                                                       2002      1.131          1.052          7,548,788

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            421,453
                                                       2004      1.000          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            138,929
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.220          1.208                 --
                                                       2005      1.222          1.220            279,043
                                                       2004      1.204          1.222            360,186
                                                       2003      1.146          1.204            439,841
                                                       2002      1.103          1.146            335,801

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,169,009
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.000          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.076          1.036                 --
                                                       2005      1.050          1.076                 --
                                                       2004      1.000          1.050                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.753          0.730                 --
                                                       2008      1.194          0.753            423,984
                                                       2007      1.245          1.194            462,061
                                                       2006      1.092          1.245            522,527
                                                       2005      1.068          1.092            560,677
                                                       2004      0.926          1.068            689,021
                                                       2003      0.721          0.926            722,215
                                                       2002      0.911          0.721            625,949

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.541          0.554                 --
                                                       2008      0.967          0.541            137,420
                                                       2007      0.876          0.967            140,562
                                                       2006      0.835          0.876            148,810
                                                       2005      0.788          0.835            158,132
                                                       2004      0.773          0.788            222,946
                                                       2003      0.626          0.773            237,911
                                                       2002      0.906          0.626            196,781

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.832          1.638           170,582
                                                       2010      1.670          1.832           228,142
                                                       2009      1.195          1.670           227,881
                                                       2008      1.976          1.195           196,025
                                                       2007      1.753          1.976           322,640
                                                       2006      1.483          1.753           396,878
                                                       2005      1.324          1.483           366,359
                                                       2004      1.188          1.324           417,808
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.516          1.425           294,277
                                                       2010      1.301          1.516           311,824
                                                       2009      0.951          1.301           328,613
                                                       2008      1.729          0.951           360,971
                                                       2007      1.568          1.729           501,271
                                                       2006      1.449          1.568           615,511
                                                       2005      1.270          1.449           608,021
                                                       2004      1.150          1.270           756,462
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.295          1.248           524,662
                                                       2010      1.184          1.295           694,442
                                                       2009      0.919          1.184           736,770
                                                       2008      1.507          0.919           805,816
                                                       2007      1.461          1.507         1,935,341
                                                       2006      1.292          1.461         2,097,027
                                                       2005      1.244          1.292         2,116,141
                                                       2004      1.148          1.244         1,961,278
                                                       2003      1.000          1.148             6,912

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.454          2.568                --
                                                       2006      1.886          2.454                --
                                                       2005      1.502          1.886                --
                                                       2004      1.224          1.502                --
                                                       2003      1.000          1.224                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.414          1.352                --
                                                       2007      1.345          1.414                --
                                                       2006      1.176          1.345                --
                                                       2005      1.148          1.176                --
                                                       2004      1.113          1.148                --
                                                       2003      1.000          1.113                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.160          1.095                --
                                                       2007      1.329          1.160                --
                                                       2006      1.305          1.329                --
                                                       2005      1.256          1.305                --
                                                       2004      1.149          1.256                --
                                                       2003      1.000          1.149                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            22,102
                                                       2004      1.074          1.204            11,520
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            23,557
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.599          1.526                --
                                                       2010      1.393          1.599                --
                                                       2009      1.047          1.393                --
                                                       2008      1.862          1.047                --
                                                       2007      1.617          1.862                --
                                                       2006      1.478          1.617                --
                                                       2005      1.291          1.478                --
                                                       2004      1.142          1.291                --
                                                       2003      1.000          1.142                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.356          1.294                --
                                                       2010      1.171          1.356                --
                                                       2009      0.878          1.171                --
                                                       2008      1.525          0.878                --
                                                       2007      1.456          1.525                --
                                                       2006      1.303          1.456                --
                                                       2005      1.100          1.303                --
                                                       2004      1.106          1.100                --
                                                       2003      1.000          1.106                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.180          1.908            75,864
                                                       2010      1.727          2.180            92,913
                                                       2009      1.259          1.727            98,387
                                                       2008      2.124          1.259           124,459
                                                       2007      1.876          2.124           235,956
                                                       2006      1.700          1.876           243,628
                                                       2005      1.467          1.700           239,727
                                                       2004      1.199          1.467            67,419
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342           258,171
                                                       2004      1.118          1.236            39,520
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.077          2.797                --
                                                       2007      2.434          3.077           192,608
                                                       2006      1.936          2.434           188,869
                                                       2005      1.547          1.936           182,353
                                                       2004      1.264          1.547           126,742
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.676          1.471            66,097
                                                       2010      1.575          1.676            67,390
                                                       2009      1.171          1.575            84,431
                                                       2008      2.001          1.171            98,471
                                                       2007      1.765          2.001           120,426
                                                       2006      1.481          1.765           154,849
                                                       2005      1.369          1.481           157,333
                                                       2004      1.176          1.369            84,521
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415            86,958
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                --
                                                       2005      1.067          1.061                --
                                                       2004      1.000          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.211          1.250                --
                                                       2005      1.146          1.211                --
                                                       2004      1.078          1.146                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.481          1.501                --
                                                       2009      1.201          1.481                --
                                                       2008      1.724          1.201                --
                                                       2007      1.443          1.724                --
                                                       2006      1.382          1.443                --
                                                       2005      1.253          1.382                --
                                                       2004      1.118          1.253                --
                                                       2003      1.000          1.118                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.697          1.815                --
                                                       2010      1.390          1.697                --
                                                       2009      0.902          1.390                --
                                                       2008      1.641          0.902                --
                                                       2007      1.374          1.641                --
                                                       2006      1.298          1.374                --
                                                       2005      1.185          1.298                --
                                                       2004      1.200          1.185                --
                                                       2003      1.000          1.200                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.510          1.421                --
                                                       2007      1.407          1.510                --
                                                       2006      1.215          1.407                --
                                                       2005      1.172          1.215                --
                                                       2004      1.142          1.172                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            18,870
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.357          1.365           159,513
                                                       2010      1.106          1.357           184,261
                                                       2009      0.837          1.106           189,411
                                                       2008      1.431          0.837           201,877
                                                       2007      1.487          1.431           214,020

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.351          1.361           123,820
                                                       2010      1.222          1.351           137,290
                                                       2009      1.020          1.222           139,786
                                                       2008      1.469          1.020           124,017
                                                       2007      1.422          1.469           126,442

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.318          1.214           140,996
                                                       2010      1.152          1.318           158,921
                                                       2009      0.907          1.152           171,979
                                                       2008      1.457          0.907           190,799
                                                       2007      1.524          1.457           209,031

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.172          1.143            29,904
                                                       2010      1.087          1.172            29,928
                                                       2009      0.778          1.087            29,954
                                                       2008      1.263          0.778            29,981
                                                       2007      1.264          1.263            30,004

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.278          1.317            11,682
                                                       2010      1.190          1.278            11,693
                                                       2009      0.973          1.190            11,883
                                                       2008      1.540          0.973            21,506
                                                       2007      1.510          1.540            21,521
                                                       2006      1.301          1.510            22,513
                                                       2005      1.244          1.301            23,614
                                                       2004      1.148          1.244            24,790
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.726          1.718            36,023
                                                       2010      1.404          1.726            53,322
                                                       2009      1.002          1.404            55,440
                                                       2008      1.722          1.002            66,582
                                                       2007      1.594          1.722            70,817
                                                       2006      1.440          1.594            54,439
                                                       2005      1.399          1.440            47,318
                                                       2004      1.238          1.399            49,869
                                                       2003      1.000          1.238            23,159

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.894          0.870                --
                                                       2008      1.458          0.894           138,010
                                                       2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.242          1.219                --
                                                       2010      1.128          1.242                --
                                                       2009      0.935          1.128                --
                                                       2008      1.274          0.935                --
                                                       2007      1.170          1.274                --
                                                       2006      1.107          1.170                --
                                                       2005      1.080          1.107                --
                                                       2004      1.000          1.080                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.968          0.956                --
                                                       2010      0.903          0.968                --
                                                       2009      0.784          0.903            10,692
                                                       2008      1.013          0.784            10,692
                                                       2007      1.018          1.013            10,692
                                                       2006      0.996          1.018            10,692
                                                       2005      0.991          0.996            10,692
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475            10,131
                                                       2005      1.245          1.272            10,131
                                                       2004      1.171          1.245            11,919
                                                       2003      1.000          1.171                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.213          1.263                --
                                                       2006      1.186          1.213                --
                                                       2005      1.148          1.186                --
                                                       2004      1.163          1.148                --
                                                       2003      1.000          1.163                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.444          1.493                --
                                                       2006      1.324          1.444                --
                                                       2005      1.227          1.324                --
                                                       2004      1.146          1.227                --
                                                       2003      1.000          1.146                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.345          1.404                --
                                                       2006      1.219          1.345                --
                                                       2005      1.198          1.219                --
                                                       2004      1.126          1.198                --
                                                       2003      1.000          1.126                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473           153,794
                                                       2005      1.262          1.279           142,440
                                                       2004      1.141          1.262            83,033
                                                       2003      1.000          1.141             1,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           404,632
                                                       2005      1.409          1.497           390,551
                                                       2004      1.157          1.409           213,454
                                                       2003      1.000          1.157            21,860

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                --
                                                       2005      1.075          1.096                --
                                                       2004      1.000          1.075                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.599          1.540                --
                                                       2007      1.536          1.599                --
                                                       2006      1.615          1.536                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.593          1.604                --
                                                       2010      1.396          1.593                --
                                                       2009      0.965          1.396                --
                                                       2008      1.295          0.965                --
                                                       2007      1.284          1.295                --
                                                       2006      1.220          1.284                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.273          1.252                --
                                                       2010      1.152          1.273                --
                                                       2009      0.985          1.152                --
                                                       2008      1.600          0.985                --
                                                       2007      1.590          1.600                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.885          0.823                --
                                                       2010      0.775          0.885                --
                                                       2009      0.584          0.775               136
                                                       2008      1.019          0.584               138
                                                       2007      1.218          1.019            58,564
                                                       2006      1.003          1.218           310,322

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.432          1.263             3,836
                                                       2010      1.220          1.432             2,479
                                                       2009      0.963          1.220             2,482
                                                       2008      1.312          0.963             2,484
                                                       2007      1.350          1.312             2,486
                                                       2006      1.268          1.350                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.771          1.495            70,438
                                                       2010      1.546          1.771            68,939
                                                       2009      1.013          1.546            70,829
                                                       2008      1.741          1.013            76,457
                                                       2007      1.789          1.741            86,934
                                                       2006      1.626          1.789            87,440

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.393          1.356                --
                                                       2010      1.122          1.393                --
                                                       2009      0.852          1.122                --
                                                       2008      1.413          0.852            14,217
                                                       2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.747          1.589             6,518
                                                       2010      1.622          1.747             7,837
                                                       2009      1.154          1.622             7,844
                                                       2008      2.021          1.154             2,595
                                                       2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.109          1.031                --
                                                       2010      0.919          1.109                --
                                                       2009      0.685          0.919                --
                                                       2008      1.131          0.685                --
                                                       2007      1.278          1.131                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.913          0.902                --
                                                       2008      1.244          0.913                --
                                                       2007      1.192          1.244                --
                                                       2006      1.130          1.192                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.589          1.635                --
                                                       2010      1.430          1.589                --
                                                       2009      1.063          1.430                --
                                                       2008      1.327          1.063                --
                                                       2007      1.265          1.327                --
                                                       2006      1.209          1.265                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.972          0.919           180,527
                                                       2010      0.789          0.972           197,887
                                                       2009      0.635          0.789           205,212
                                                       2008      1.057          0.635           324,370
                                                       2007      1.070          1.057           523,815
                                                       2006      1.015          1.070                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.824          0.783                --
                                                       2008      1.464          0.824           155,432
                                                       2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.993          0.848                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.843          2.277                --
                                                       2010      2.335          2.843                --
                                                       2009      1.406          2.335                --
                                                       2008      3.211          1.406                --
                                                       2007      2.552          3.211                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.281          2.125            38,350
                                                       2008      2.801          1.281            22,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.678          1.471                --
                                                       2010      1.534          1.678                --
                                                       2009      1.188          1.534            20,374
                                                       2008      2.099          1.188                --
                                                       2007      2.002          2.099            37,791

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.516          1.385                --
                                                       2010      1.169          1.516                --
                                                       2009      0.757          1.169                --
                                                       2008      1.367          0.757                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.355          1.483           254,045
                                                       2010      1.278          1.355            80,447
                                                       2009      1.100          1.278            86,632
                                                       2008      1.200          1.100            82,526
                                                       2007      1.135          1.200            84,984

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.454          1.472           880,279
                                                       2010      1.369          1.454           952,272
                                                       2009      1.231          1.369         1,006,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.374          1.287            39,199
                                                       2010      1.204          1.374            39,302
                                                       2009      0.990          1.204            39,393
                                                       2008      1.502          0.990            37,407
                                                       2007      1.457          1.502            37,413
                                                       2006      1.357          1.457            38,058

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.648          1.677            94,672
                                                       2010      1.497          1.648           108,590
                                                       2009      1.146          1.497           140,023
                                                       2008      1.308          1.146           126,894
                                                       2007      1.249          1.308            97,421
                                                       2006      1.208          1.249            93,819

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.808          1.459                --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.917          0.864                --
                                                       2010      0.798          0.917                --
                                                       2009      0.687          0.798                --
                                                       2008      1.098          0.687                --
                                                       2007      1.076          1.098                --
                                                       2006      1.001          1.076                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.984          0.879            92,781
                                                       2010      0.836          0.984           119,818
                                                       2009      0.674          0.836           133,412
                                                       2008      0.978          0.674           202,001
                                                       2007      1.027          0.978           321,269
                                                       2006      1.003          1.027            75,116

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.298          1.256                --
                                                       2010      1.151          1.298                --
                                                       2009      0.924          1.151                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.379          1.312                --
                                                       2010      1.220          1.379                --
                                                       2009      0.833          1.220                --
                                                       2008      1.563          0.833                --
                                                       2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.204          1.259                --
                                                       2010      1.132          1.204                --
                                                       2009      1.053          1.132                --
                                                       2008      1.111          1.053                --
                                                       2007      1.065          1.111                --
                                                       2006      1.027          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.142          1.164                --
                                                       2010      1.061          1.142                --
                                                       2009      0.916          1.061                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.189          1.063            94,602
                                                       2010      1.011          1.189           116,003
                                                       2009      0.804          1.011           134,412

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.034          1.015                --
                                                       2010      1.053          1.034                --
                                                       2009      1.068          1.053                --
                                                       2008      1.058          1.068                --
                                                       2007      1.026          1.058                --
                                                       2006      1.005          1.026                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.747          0.738                --
                                                       2008      1.273          0.747             2,592
                                                       2007      1.346          1.273             2,784

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.183          1.114                --
                                                       2010      1.076          1.183                --
                                                       2009      0.830          1.076                --
                                                       2008      1.347          0.830                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.722          0.753                --
                                                       2008      1.334          0.722                --
                                                       2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.107          1.019            46,984
                                                       2010      0.985          1.107            49,178
                                                       2009      0.825          0.985            51,008
                                                       2008      1.377          0.825            51,630
                                                       2007      1.348          1.377            57,807
                                                       2006      1.316          1.348            61,266

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.920          0.996                --
                                                       2010      0.810          0.920                --
                                                       2009      0.627          0.810                --
                                                       2008      1.073          0.627                --
                                                       2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.159          1.175                --
                                                       2010      1.073          1.159                --
                                                       2009      0.907          1.073                --
                                                       2008      1.079          0.907                --
                                                       2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.103          1.094            27,672
                                                       2010      1.007          1.103           434,498
                                                       2009      0.829          1.007           448,087
                                                       2008      1.078          0.829           448,099
                                                       2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.042          1.009           250,931
                                                       2010      0.938          1.042           251,052
                                                       2009      0.755          0.938           251,179
                                                       2008      1.078          0.755           251,316
                                                       2007      1.053          1.078           251,440
                                                       2006      1.002          1.053           251,551

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.980          0.926            56,531
                                                       2010      0.870          0.980           563,194
                                                       2009      0.687          0.870           563,253
                                                       2008      1.078          0.687           563,315
                                                       2007      1.058          1.078           492,221
                                                       2006      1.002          1.058           449,736

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.242          1.239           140,338
                                                       2010      1.105          1.242           113,753
                                                       2009      0.899          1.105           131,834

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.284          1.289           242,128
                                                       2010      1.191          1.284           258,735
                                                       2009      1.025          1.191           287,576
                                                       2008      1.344          1.025           314,857
                                                       2007      1.314          1.344           352,243
                                                       2006      1.231          1.314           391,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.416          1.402                --
                                                       2010      1.295          1.416                --
                                                       2009      1.091          1.295                --
                                                       2008      1.472          1.091                --
                                                       2007      1.393          1.472           116,052
                                                       2006      1.262          1.393            99,473

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.998          0.897           130,285
                                                       2010      0.877          0.998           135,170
                                                       2009      0.639          0.877           141,268
                                                       2008      1.095          0.639           145,760
                                                       2007      1.049          1.095           153,330
                                                       2006      0.996          1.049           160,161

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.047          1.014            12,125
                                                       2010      0.914          1.047            12,262
                                                       2009      0.651          0.914            12,362
                                                       2008      1.143          0.651            12,086
                                                       2007      1.067          1.143            52,036
                                                       2006      0.998          1.067            12,421

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.295          1.289                --
                                                       2010      0.979          1.295                --
                                                       2009      0.720          0.979                --
                                                       2008      1.097          0.720                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                --
                                                       2006      1.084          1.150                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.147          1.190                --
                                                       2010      1.102          1.147                --
                                                       2009      1.075          1.102                --
                                                       2008      1.097          1.075                --
                                                       2007      1.069          1.097                --
                                                       2006      1.035          1.069                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.997          1.005                --
                                                       2005      0.987          0.997                --
                                                       2004      0.995          0.987                --
                                                       2003      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.173                --
                                                       2005      1.071          1.111                --
                                                       2004      1.000          1.071                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109           128,903
                                                       2005      1.119          1.122           140,482
                                                       2004      1.047          1.119           111,926
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.189          1.227                --
                                                       2008      1.156          1.189         1,070,964
                                                       2007      1.082          1.156           355,704
                                                       2006      1.062          1.082           381,793
                                                       2005      1.056          1.062           349,936
                                                       2004      1.025          1.056            81,069
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.480          1.372                --
                                                       2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855           173,408
                                                       2005      1.533          1.611           174,164
                                                       2004      1.237          1.533           243,645
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.135          1.209                --
                                                       2005      1.152          1.135                --
                                                       2004      1.104          1.152                --
                                                       2003      1.000          1.104                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.480          1.615                --
                                                       2005      1.341          1.480                --
                                                       2004      1.173          1.341                --
                                                       2003      1.000          1.173                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254            39,678
                                                       2004      1.133          1.223            33,990
                                                       2003      1.000          1.133                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.191          1.220                --
                                                       2005      1.183          1.191                --
                                                       2004      1.092          1.183                --
                                                       2003      1.000          1.092                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.287          1.332                --
                                                       2005      1.245          1.287                --
                                                       2004      1.147          1.245                --
                                                       2003      1.000          1.147                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044           125,731

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      1.000          1.063           406,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055                --
                                                       2005      1.000          1.036            26,298

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194           367,601
                                                       2004      1.080          1.181           234,176
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169           154,706
                                                       2004      1.000          1.119            67,350

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            84,163
                                                       2004      1.160          1.318            54,646
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280            38,066
                                                       2004      1.128          1.231            12,985
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            89,190
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.037          1.027                --
                                                       2005      1.039          1.037                --
                                                       2004      1.025          1.039                --
                                                       2003      1.000          1.025                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                --
                                                       2005      1.049          1.075                --
                                                       2004      1.000          1.049                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.922          1.162                --
                                                       2008      1.463          0.922                --
                                                       2007      1.526          1.463                --
                                                       2006      1.340          1.526                --
                                                       2005      1.311          1.340                --
                                                       2004      1.137          1.311                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.791          0.810                --
                                                       2008      1.415          0.791                --
                                                       2007      1.282          1.415                --
                                                       2006      1.223          1.282                --
                                                       2005      1.155          1.223                --
                                                       2004      1.134          1.155                --
                                                       2003      1.000          1.134                --




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.380          1.234          121,660
                                                       2010      1.259          1.380          163,482
                                                       2009      0.901          1.259          176,849
                                                       2008      1.491          0.901          190,852
                                                       2007      1.324          1.491          234,135
                                                       2006      1.120          1.324          217,417
                                                       2005      1.000          1.120          179,303

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.197          1.124          287,943
                                                       2010      1.028          1.197          395,185
                                                       2009      0.751          1.028          443,485
                                                       2008      1.367          0.751          454,456
                                                       2007      1.240          1.367          508,618
                                                       2006      1.147          1.240          504,864
                                                       2005      1.000          1.147          366,448

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.042          1.004          366,670
                                                       2010      0.953          1.042          435,351
                                                       2009      0.740          0.953          453,586
                                                       2008      1.214          0.740          455,837
                                                       2007      1.178          1.214          512,162
                                                       2006      1.042          1.178          512,988
                                                       2005      1.000          1.042          429,313

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.589          1.663               --
                                                       2006      1.222          1.589               --
                                                       2005      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           75,854

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.213          1.159               --
                                                       2007      1.154          1.213               --
                                                       2006      1.010          1.154               --
                                                       2005      1.000          1.010               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      0.943          0.889               --
                                                       2007      1.080          0.943               --
                                                       2006      1.061          1.080               --
                                                       2005      1.000          1.061               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.223          1.167               --
                                                       2010      1.066          1.223               --
                                                       2009      0.802          1.066               --
                                                       2008      1.427          0.802               --
                                                       2007      1.240          1.427               --
                                                       2006      1.134          1.240               --
                                                       2005      1.000          1.134               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.225          1.169               --
                                                       2010      1.058          1.225               --
                                                       2009      0.794          1.058               --
                                                       2008      1.380          0.794               --
                                                       2007      1.318          1.380               --
                                                       2006      1.180          1.318               --
                                                       2005      1.000          1.180               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      1.460          1.277            7,062
                                                       2010      1.158          1.460           25,044
                                                       2009      0.844          1.158           63,475
                                                       2008      1.425          0.844           67,388
                                                       2007      1.259          1.425           85,363
                                                       2006      1.142          1.259           85,825
                                                       2005      1.000          1.142           33,594

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.924          1.748               --
                                                       2007      1.523          1.924           68,269
                                                       2006      1.211          1.523           50,743
                                                       2005      1.000          1.211           13,648

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.214          1.064           47,749
                                                       2010      1.141          1.214           65,068
                                                       2009      0.849          1.141          110,227
                                                       2008      1.451          0.849          126,501
                                                       2007      1.281          1.451          143,619
                                                       2006      1.075          1.281          140,740
                                                       2005      1.000          1.075           34,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065            9,151

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.989          1.011               --
                                                       2005      1.000          0.989               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.061          1.095               --
                                                       2005      1.000          1.061               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.212          1.228               --
                                                       2009      0.983          1.212               --
                                                       2008      1.412          0.983               --
                                                       2007      1.183          1.412               --
                                                       2006      1.134          1.183               --
                                                       2005      1.000          1.134               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.469          1.571               --
                                                       2010      1.203          1.469               --
                                                       2009      0.782          1.203               --
                                                       2008      1.422          0.782               --
                                                       2007      1.191          1.422               --
                                                       2006      1.126          1.191               --
                                                       2005      1.000          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.295          1.219               --
                                                       2007      1.207          1.295               --
                                                       2006      1.043          1.207               --
                                                       2005      1.000          1.043               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.118          1.124           20,960
                                                       2010      0.911          1.118           34,816
                                                       2009      0.690          0.911           37,114
                                                       2008      1.181          0.690           32,897
                                                       2007      1.227          1.181           34,148

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.118          1.126            8,376
                                                       2010      1.012          1.118           32,382
                                                       2009      0.844          1.012           32,395
                                                       2008      1.218          0.844            8,387
                                                       2007      1.179          1.218            8,391

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.072          0.987            6,218
                                                       2010      0.937          1.072            6,227
                                                       2009      0.738          0.937            6,238
                                                       2008      1.186          0.738            6,249
                                                       2007      1.241          1.186            6,258

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.039          1.013           20,915
                                                       2010      0.964          1.039           23,137
                                                       2009      0.690          0.964           25,534
                                                       2008      1.121          0.690           25,545
                                                       2007      1.122          1.121           35,844

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.028          1.058            2,651
                                                       2010      0.957          1.028            2,655
                                                       2009      0.783          0.957            2,659
                                                       2008      1.240          0.783            2,663
                                                       2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.288          1.281               --
                                                       2010      1.049          1.288               --
                                                       2009      0.749          1.049           29,903
                                                       2008      1.287          0.749           29,903
                                                       2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.734          0.713               --
                                                       2008      1.196          0.734           11,922
                                                       2007      1.162          1.196           11,929
                                                       2006      1.029          1.162           11,936
                                                       2005      1.000          1.029            8,096

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.171          1.149               --
                                                       2010      1.064          1.171               --
                                                       2009      0.883          1.064               --
                                                       2008      1.203          0.883               --
                                                       2007      1.106          1.203               --
                                                       2006      1.047          1.106               --
                                                       2005      1.000          1.047               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.973          0.961               --
                                                       2010      0.908          0.973               --
                                                       2009      0.789          0.908               --
                                                       2008      1.020          0.789           10,595
                                                       2007      1.025          1.020           10,595
                                                       2006      1.004          1.025           10,595
                                                       2005      1.000          1.004           10,595

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.081          1.125               --
                                                       2006      1.058          1.081               --
                                                       2005      1.000          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.191          1.232               --
                                                       2006      1.093          1.191               --
                                                       2005      1.000          1.093               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.136          1.185               --
                                                       2006      1.030          1.136               --
                                                       2005      1.000          1.030               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          115,957
                                                       2005      1.000          1.027          108,174

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           55,177
                                                       2005      1.000          1.076           52,974

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.020          1.051               --
                                                       2005      1.000          1.020               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.183          1.139               --
                                                       2007      1.137          1.183               --
                                                       2006      1.196          1.137               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.335          1.344               --
                                                       2010      1.170          1.335               --
                                                       2009      0.809          1.170               --
                                                       2008      1.087          0.809               --
                                                       2007      1.078          1.087               --
                                                       2006      1.025          1.078               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.017          1.000               --
                                                       2010      0.920          1.017               --
                                                       2009      0.787          0.920               --
                                                       2008      1.279          0.787               --
                                                       2007      1.272          1.279               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.883          0.821           43,275
                                                       2010      0.774          0.883           46,512
                                                       2009      0.584          0.774           52,698
                                                       2008      1.018          0.584           77,047
                                                       2007      1.218          1.018          106,262
                                                       2006      1.003          1.218           92,204

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.428          1.259               --
                                                       2010      1.217          1.428               --
                                                       2009      0.961          1.217               --
                                                       2008      1.310          0.961               --
                                                       2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.335          1.127           50,090
                                                       2010      1.166          1.335           60,963
                                                       2009      0.764          1.166           61,576
                                                       2008      1.314          0.764           73,965
                                                       2007      1.351          1.314           70,077
                                                       2006      1.229          1.351           50,924

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.389          1.352               --
                                                       2010      1.120          1.389               --
                                                       2009      0.850          1.120               --
                                                       2008      1.411          0.850               --
                                                       2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.306          1.188            9,844
                                                       2010      1.214          1.306            9,853
                                                       2009      0.864          1.214            9,863
                                                       2008      1.514          0.864           31,225
                                                       2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.106          1.028               --
                                                       2010      0.917          1.106               --
                                                       2009      0.684          0.917               --
                                                       2008      1.129          0.684               --
                                                       2007      1.277          1.129               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.849          0.839               --
                                                       2008      1.157          0.849               --
                                                       2007      1.109          1.157               --
                                                       2006      1.051          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.396          1.436               --
                                                       2010      1.258          1.396               --
                                                       2009      0.935          1.258               --
                                                       2008      1.167          0.935               --
                                                       2007      1.114          1.167               --
                                                       2006      1.065          1.114               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.970          0.916           26,648
                                                       2010      0.787          0.970           27,519
                                                       2009      0.634          0.787           28,499
                                                       2008      1.056          0.634           43,072
                                                       2007      1.070          1.056           61,135
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.702          0.666               --
                                                       2008      1.247          0.702               --
                                                       2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.990          0.845               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      1.838          1.471               --
                                                       2010      1.510          1.838               --
                                                       2009      0.910          1.510               --
                                                       2008      2.079          0.910               --
                                                       2007      1.653          2.079               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.801          1.327           53,438
                                                       2008      1.751          0.801           60,100

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.239          1.086               --
                                                       2010      1.134          1.239               --
                                                       2009      0.878          1.134               --
                                                       2008      1.553          0.878               --
                                                       2007      1.482          1.553               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.291          1.179               --
                                                       2010      0.996          1.291               --
                                                       2009      0.646          0.996               --
                                                       2008      1.166          0.646               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.196          1.308            7,928
                                                       2010      1.128          1.196           15,709
                                                       2009      0.972          1.128           15,713
                                                       2008      1.061          0.972           18,711
                                                       2007      1.004          1.061           18,714

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.367          1.384          159,679
                                                       2010      1.288          1.367          157,243
                                                       2009      1.158          1.288          158,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.120          1.049               --
                                                       2010      0.983          1.120               --
                                                       2009      0.808          0.983               --
                                                       2008      1.227          0.808               --
                                                       2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.386          1.409            8,034
                                                       2010      1.259          1.386           63,307
                                                       2009      0.964          1.259           63,318
                                                       2008      1.101          0.964           54,617
                                                       2007      1.052          1.101           34,616
                                                       2006      1.018          1.052           34,623

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.564          1.262               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.915          0.862               --
                                                       2010      0.797          0.915               --
                                                       2009      0.686          0.797               --
                                                       2008      1.097          0.686               --
                                                       2007      1.075          1.097               --
                                                       2006      1.001          1.075               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.982          0.877           20,036
                                                       2010      0.835          0.982           38,987
                                                       2009      0.673          0.835           40,673
                                                       2008      0.977          0.673           44,010
                                                       2007      1.027          0.977           62,752
                                                       2006      1.003          1.027           15,933

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      0.997          0.964               --
                                                       2010      0.884          0.997               --
                                                       2009      0.710          0.884               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.124          1.068           19,874
                                                       2010      0.994          1.124           42,868
                                                       2009      0.679          0.994           43,614
                                                       2008      1.275          0.679           44,987
                                                       2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.149          1.201               --
                                                       2010      1.081          1.149               --
                                                       2009      1.006          1.081               --
                                                       2008      1.062          1.006               --
                                                       2007      1.018          1.062               --
                                                       2006      0.982          1.018               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.061          1.081               --
                                                       2010      0.986          1.061               --
                                                       2009      0.852          0.986               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.011          0.903           14,679
                                                       2010      0.860          1.011           14,692
                                                       2009      0.684          0.860           14,707

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.044          1.025               --
                                                       2010      1.064          1.044               --
                                                       2009      1.080          1.064               --
                                                       2008      1.070          1.080               --
                                                       2007      1.038          1.070               --
                                                       2006      1.017          1.038               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.657          0.649               --
                                                       2008      1.120          0.657               --
                                                       2007      1.185          1.120               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.013          0.954               --
                                                       2010      0.921          1.013               --
                                                       2009      0.712          0.921               --
                                                       2008      1.155          0.712               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.646               --
                                                       2008      1.144          0.620           15,184
                                                       2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.908          0.835           21,230
                                                       2010      0.809          0.908           23,486
                                                       2009      0.677          0.809           25,918
                                                       2008      1.132          0.677           25,930
                                                       2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.917          0.993               --
                                                       2010      0.808          0.917               --
                                                       2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.156          1.171               --
                                                       2010      1.071          1.156               --
                                                       2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.100          1.091          249,695
                                                       2010      1.005          1.100          262,190
                                                       2009      0.828          1.005          262,197
                                                       2008      1.077          0.828          262,206
                                                       2007      1.047          1.077          262,214
                                                       2006      1.002          1.047          262,221

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.040          1.006               --
                                                       2010      0.937          1.040          140,681
                                                       2009      0.754          0.937          142,369
                                                       2008      1.077          0.754           85,409
                                                       2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.978          0.923          222,989
                                                       2010      0.869          0.978          133,126
                                                       2009      0.686          0.869          149,081
                                                       2008      1.077          0.686          149,081
                                                       2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.017          1.015               --
                                                       2010      0.906          1.017           11,907
                                                       2009      0.738          0.906           11,914

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.085          1.088           45,878
                                                       2010      1.007          1.085           83,771
                                                       2009      0.867          1.007           90,757
                                                       2008      1.137          0.867          114,484
                                                       2007      1.113          1.137          113,886
                                                       2006      1.043          1.113          113,928

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.407          1.393               --
                                                       2010      1.287          1.407               --
                                                       2009      1.086          1.287               --
                                                       2008      1.305          1.086               --
                                                       2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.995          0.894            6,793
                                                       2010      0.875          0.995           24,408
                                                       2009      0.638          0.875           24,771
                                                       2008      1.094          0.638           18,596
                                                       2007      1.049          1.094           19,074
                                                       2006      0.996          1.049           19,087

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.045          1.012               --
                                                       2010      0.912          1.045            7,016
                                                       2009      0.650          0.912            7,055
                                                       2008      1.142          0.650            7,646
                                                       2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.050          1.045               --
                                                       2010      0.795          1.050               --
                                                       2009      0.584          0.795               --
                                                       2008      0.891          0.584               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.072          1.111               --
                                                       2006      1.011          1.072               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.065          1.104               --
                                                       2010      1.024          1.065               --
                                                       2009      0.999          1.024               --
                                                       2008      1.020          0.999               --
                                                       2007      0.995          1.020               --
                                                       2006      0.963          0.995               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.009          1.017               --
                                                       2005      1.000          1.009               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.044          1.102               --
                                                       2005      1.000          1.044               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981           18,714
                                                       2005      1.000          0.993           19,964

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.119          1.155               --
                                                       2008      1.088          1.119          126,037
                                                       2007      1.020          1.088          139,474
                                                       2006      1.001          1.020          138,731
                                                       2005      1.000          1.001           96,251

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.262          1.170               --
                                                       2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.000          1.065               --
                                                       2005      1.000          1.000               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.096          1.196               --
                                                       2005      1.000          1.096               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.001          1.025               --
                                                       2005      1.000          1.001               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.033          1.068               --
                                                       2005      1.000          1.033               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055               --
                                                       2005      1.000          1.036          245,223

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           89,349

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           47,400

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           30,613

  Travelers Quality Bond Subaccount (5/00)...........  2006      0.992          0.982               --
                                                       2005      1.000          0.992               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304               --
                                                       2005      1.000          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.000          0.963               --
                                                       2005      1.000          1.000               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.709          0.893               --
                                                       2008      1.125          0.709               --
                                                       2007      1.175          1.125               --
                                                       2006      1.031          1.175               --
                                                       2005      1.000          1.031               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.694          0.710               --
                                                       2008      1.242          0.694               --
                                                       2007      1.126          1.242               --
                                                       2006      1.074          1.126               --
                                                       2005      1.000          1.074               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           30,746
                                                       2010      1.818          1.991           30,746
                                                       2009      1.303          1.818           30,746
                                                       2008      2.158          1.303           35,116
                                                       2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577           40,693
                                                       2010      1.444          1.680           40,693
                                                       2009      1.057          1.444           40,693
                                                       2008      1.925          1.057           45,090
                                                       2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355               --
                                                       2010      1.289          1.408               --
                                                       2009      1.002          1.289               --
                                                       2008      1.645          1.002           17,453
                                                       2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871               --
                                                       2006      2.112          2.744               --
                                                       2005      1.684          2.112               --
                                                       2004      1.375          1.684               --
                                                       2003      0.982          1.375               --
                                                       2002      1.000          0.982               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.456          1.392               --
                                                       2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.265          1.193               --
                                                       2007      1.451          1.265            5,215
                                                       2006      1.427          1.451            4,412
                                                       2005      1.375          1.427            4,217
                                                       2004      1.260          1.375            4,086
                                                       2003      0.976          1.260            8,127
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.725          1.644               --
                                                       2010      1.505          1.725               --
                                                       2009      1.134          1.505               --
                                                       2008      2.018          1.134               --
                                                       2007      1.756          2.018               --
                                                       2006      1.607          1.756               --
                                                       2005      1.406          1.607               --
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.416          1.350               --
                                                       2010      1.224          1.416               --
                                                       2009      0.920          1.224               --
                                                       2008      1.600          0.920               --
                                                       2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.405          2.101               --
                                                       2010      1.908          2.405               --
                                                       2009      1.393          1.908               --
                                                       2008      2.353          1.393               --
                                                       2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           21,921
                                                       2010      1.700          1.807           21,921
                                                       2009      1.266          1.700           21,921
                                                       2008      2.166          1.266           21,921
                                                       2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281               --
                                                       2005      1.176          1.241               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.606          1.626               --
                                                       2009      1.304          1.606               --
                                                       2008      1.874          1.304               --
                                                       2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.897          2.028               --
                                                       2010      1.556          1.897               --
                                                       2009      1.012          1.556               --
                                                       2008      1.843          1.012               --
                                                       2007      1.545          1.843               --
                                                       2006      1.461          1.545               --
                                                       2005      1.337          1.461               --
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.561          1.468               --
                                                       2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.481          1.488               --
                                                       2010      1.209          1.481               --
                                                       2009      0.916          1.209               --
                                                       2008      1.569          0.916           12,081
                                                       2007      1.631          1.569           11,855

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.424          1.432               --
                                                       2010      1.289          1.424               --
                                                       2009      1.077          1.289               --
                                                       2008      1.555          1.077               --
                                                       2007      1.506          1.555               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.464          1.346            3,556
                                                       2010      1.281          1.464            3,434
                                                       2009      1.010          1.281            3,347
                                                       2008      1.625          1.010            9,886
                                                       2007      1.701          1.625            9,575

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.357          1.321               --
                                                       2010      1.260          1.357               --
                                                       2009      0.903          1.260               --
                                                       2008      1.469          0.903               --
                                                       2007      1.472          1.469               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410               --
                                                       2010      1.277          1.370               --
                                                       2009      1.046          1.277               --
                                                       2008      1.658          1.046               --
                                                       2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941               --
                                                       2010      1.592          1.953               --
                                                       2009      1.137          1.592               --
                                                       2008      1.957          1.137               --
                                                       2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950               --
                                                       2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.229          1.205               --
                                                       2010      1.118          1.229               --
                                                       2009      0.929          1.118               --
                                                       2008      1.267          0.929               --
                                                       2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945               --
                                                       2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            1,240
                                                       2005      1.394          1.502            1,300
                                                       2004      1.304          1.394            1,332
                                                       2003      0.949          1.304            6,047
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2011      1.738          1.748               --
                                                       2010      1.525          1.738               --
                                                       2009      1.056          1.525               --
                                                       2008      1.420          1.056               --
                                                       2007      1.410          1.420               --
                                                       2006      1.341          1.410               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312               --
                                                       2010      1.210          1.335               --
                                                       2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816               --
                                                       2010      0.771          0.879               --
                                                       2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625            2,870
                                                       2010      1.664          1.789            2,715
                                                       2009      1.185          1.664            2,569
                                                       2008      2.080          1.185            3,839
                                                       2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.099          1.021               --
                                                       2010      0.913          1.099               --
                                                       2009      0.681          0.913               --
                                                       2008      1.126          0.681               --
                                                       2007      1.274          1.126               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.755          1.803               --
                                                       2010      1.582          1.755               --
                                                       2009      1.177          1.582               --
                                                       2008      1.471          1.177               --
                                                       2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.853          3.585               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403               --
                                                       2008      3.176          1.451               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.461          1.478           28,014
                                                       2010      1.378          1.461           28,174
                                                       2009      1.240          1.378           28,025

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.785          1.813           20,063
                                                       2010      1.623          1.785           20,063
                                                       2009      1.244          1.623           20,063
                                                       2008      1.422          1.244           20,063
                                                       2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.020          1.628               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)...................................  2011      0.911          0.857            5,643
                                                       2010      0.794          0.911            5,539
                                                       2009      0.684          0.794            5,313
                                                       2008      1.095          0.684            4,944
                                                       2007      1.075          1.095            4,508
                                                       2006      1.001          1.075            4,460

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.411          1.363               --
                                                       2010      1.253          1.411               --
                                                       2009      1.007          1.253               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497               --
                                                       2010      1.396          1.577               --
                                                       2009      0.955          1.396               --
                                                       2008      1.795          0.955               --
                                                       2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.236          1.291               --
                                                       2010      1.164          1.236               --
                                                       2009      1.084          1.164               --
                                                       2008      1.146          1.084               --
                                                       2007      1.100          1.146               --
                                                       2006      1.061          1.100               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.131          1.151               --
                                                       2010      1.052          1.131               --
                                                       2009      0.909          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.267          1.131               --
                                                       2010      1.079          1.267               --
                                                       2009      0.859          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.015          0.995               --
                                                       2010      1.035          1.015               --
                                                       2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.213          1.141               --
                                                       2010      1.104          1.213               --
                                                       2009      0.854          1.104               --
                                                       2008      1.387          0.854               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753               --
                                                       2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095               --
                                                       2010      1.062          1.191               --
                                                       2009      0.890          1.062               --
                                                       2008      1.489          0.890               --
                                                       2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.315          1.311               --
                                                       2010      1.172          1.315               --
                                                       2009      0.955          1.172               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328           80,883
                                                       2010      1.231          1.326           80,883
                                                       2009      1.061          1.231           80,883
                                                       2008      1.393          1.061           85,913
                                                       2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.252          1.238               --
                                                       2010      1.146          1.252               --
                                                       2009      0.968          1.146               --
                                                       2008      1.463          0.968               --
                                                       2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889               --
                                                       2010      0.872          0.991               --
                                                       2009      0.636          0.872               --
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.170               --
                                                       2005      1.070          1.109               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199           34,622
                                                       2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.618          1.499               --
                                                       2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309               --
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073               --
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303               --
                                                       2005      1.000          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      1.000          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      1.005          0.974               --
                                                       2008      1.598          1.005               --
                                                       2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.824          0.843               --
                                                       2008      1.477          0.824               --
                                                       2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           326,492
                                                       2010      1.818          1.991           496,427
                                                       2009      1.303          1.818           568,754
                                                       2008      2.158          1.303           585,001
                                                       2007      1.917          2.158           546,193
                                                       2006      1.624          1.917           673,510
                                                       2005      1.452          1.624           620,985
                                                       2004      1.305          1.452           617,024
                                                       2003      0.984          1.305           245,201
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577         1,338,099
                                                       2010      1.444          1.680         1,580,376
                                                       2009      1.057          1.444         1,769,843
                                                       2008      1.925          1.057         1,967,352
                                                       2007      1.748          1.925         2,263,556
                                                       2006      1.618          1.748         2,558,407
                                                       2005      1.420          1.618         2,623,671
                                                       2004      1.288          1.420         2,237,064
                                                       2003      0.961          1.288         1,598,863
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355         1,609,927
                                                       2010      1.289          1.408         1,874,223
                                                       2009      1.002          1.289         2,027,763
                                                       2008      1.645          1.002         2,178,947
                                                       2007      1.598          1.645         2,469,648
                                                       2006      1.415          1.598         2,652,459
                                                       2005      1.364          1.415         2,780,088
                                                       2004      1.261          1.364         2,532,220
                                                       2003      0.971          1.261         1,686,036
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871                --
                                                       2006      2.112          2.744             5,490
                                                       2005      1.684          2.112             4,145
                                                       2004      1.375          1.684             4,145
                                                       2003      0.982          1.375                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            51,519
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.387          1.456            30,130
                                                       2006      1.215          1.387            30,152
                                                       2005      1.187          1.215            51,129
                                                       2004      1.153          1.187            50,920
                                                       2003      0.971          1.153            45,060
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.451          1.265            82,064
                                                       2006      1.427          1.451           119,932
                                                       2005      1.375          1.427           125,434
                                                       2004      1.260          1.375           123,257
                                                       2003      0.976          1.260            58,291
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.725          1.644           159,662
                                                       2010      1.505          1.725           224,907
                                                       2009      1.134          1.505           232,095
                                                       2008      2.018          1.134           242,984
                                                       2007      1.756          2.018           253,177
                                                       2006      1.607          1.756           247,953
                                                       2005      1.406          1.607           244,095
                                                       2004      1.245          1.406           243,284
                                                       2003      0.991          1.245           185,162
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2007      1.530          1.600                --
                                                       2006      1.371          1.530                --
                                                       2005      1.159          1.371                --
                                                       2004      1.167          1.159                --
                                                       2003      0.953          1.167                --
                                                       2002      1.000          0.953                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.405          2.101           253,032
                                                       2010      1.908          2.405           259,296
                                                       2009      1.393          1.908           269,311
                                                       2008      2.353          1.393           277,225
                                                       2007      2.082          2.353           329,854
                                                       2006      1.889          2.082           345,497
                                                       2005      1.633          1.889           490,035
                                                       2004      1.336          1.633           481,359
                                                       2003      0.986          1.336           440,565
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           532,076
                                                       2004      1.220          1.347           487,997
                                                       2003      0.994          1.220           408,193
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            97,287
                                                       2006      2.202          2.765            78,000
                                                       2005      1.763          2.202            93,411
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           218,943
                                                       2010      1.700          1.807           254,343
                                                       2009      1.266          1.700           263,360
                                                       2008      2.166          1.266           269,485
                                                       2007      1.914          2.166           346,313
                                                       2006      1.608          1.914           409,605
                                                       2005      1.489          1.608           363,409
                                                       2004      1.281          1.489           343,453
                                                       2003      0.989          1.281           264,013
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            82,507
                                                       2004      1.265          1.438            57,389
                                                       2003      0.976          1.265            26,240
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081                --
                                                       2005      1.066          1.058                --
                                                       2004      1.000          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281                --
                                                       2005      1.176          1.241               213
                                                       2004      1.108          1.176                --
                                                       2003      0.994          1.108                --
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.606          1.626                --
                                                       2009      1.304          1.606            38,265
                                                       2008      1.874          1.304            47,244
                                                       2007      1.571          1.874            50,942
                                                       2006      1.507          1.571            47,206
                                                       2005      1.369          1.507            45,287
                                                       2004      1.223          1.369            43,713
                                                       2003      0.988          1.223            33,138
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.545          1.843                --
                                                       2006      1.461          1.545                --
                                                       2005      1.337          1.461                --
                                                       2004      1.356          1.337                --
                                                       2003      0.944          1.356                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2007      1.456          1.561             9,123
                                                       2006      1.259          1.456             9,123
                                                       2005      1.217          1.259             9,123
                                                       2004      1.188          1.217            14,187
                                                       2003      0.980          1.188            14,271
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.481          1.488           982,507
                                                       2010      1.209          1.481         1,073,899
                                                       2009      0.916          1.209         1,146,181
                                                       2008      1.569          0.916         1,218,795
                                                       2007      1.631          1.569         1,522,176

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.424          1.432           709,638
                                                       2010      1.289          1.424           776,702
                                                       2009      1.077          1.289           828,892
                                                       2008      1.555          1.077           787,380
                                                       2007      1.506          1.555           977,846

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.464          1.346           500,765
                                                       2010      1.281          1.464           541,144
                                                       2009      1.010          1.281           580,428
                                                       2008      1.625          1.010           614,275
                                                       2007      1.701          1.625           751,038

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.357          1.321           153,103
                                                       2010      1.260          1.357           157,230
                                                       2009      0.903          1.260           174,642
                                                       2008      1.469          0.903           185,729
                                                       2007      1.472          1.469           332,537

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410           172,564
                                                       2010      1.277          1.370           206,094
                                                       2009      1.046          1.277           209,459
                                                       2008      1.658          1.046           223,704
                                                       2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           352,524
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941           105,501
                                                       2010      1.592          1.953           109,303
                                                       2009      1.137          1.592           117,268
                                                       2008      1.957          1.137           125,188
                                                       2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924                --
                                                       2008      1.551          0.950           240,557
                                                       2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           427,554
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2007      1.165          1.267                --
                                                       2006      1.104          1.165                --
                                                       2005      1.079          1.104                --
                                                       2004      1.000          1.079                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945                --
                                                       2010      0.895          0.958            34,947
                                                       2009      0.777          0.895            53,214
                                                       2008      1.006          0.777            76,954
                                                       2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           260,923
                                                       2005      1.389          1.417           270,363
                                                       2004      1.308          1.389           263,383
                                                       2003      0.960          1.308           226,395
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470                --
                                                       2006      1.383          1.413             8,527
                                                       2005      1.341          1.383             5,051
                                                       2004      1.361          1.341            11,791
                                                       2003      0.961          1.361             9,226
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691                --
                                                       2006      1.502          1.635            60,638
                                                       2005      1.394          1.502            57,247
                                                       2004      1.304          1.394            57,012
                                                       2003      0.949          1.304            21,124
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531                --
                                                       2006      1.332          1.467            38,985
                                                       2005      1.311          1.332            40,374
                                                       2004      1.234          1.311            42,439
                                                       2003      0.967          1.234            35,379
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           412,477
                                                       2005      1.369          1.385           383,591
                                                       2004      1.239          1.369           298,466
                                                       2003      1.000          1.239           176,249

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           333,170
                                                       2005      1.525          1.618           358,455
                                                       2004      1.255          1.525           361,705
                                                       2003      1.000          1.255           217,985

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126                --
                                                       2005      1.074          1.093                --
                                                       2004      1.000          1.074                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.735          1.670                --
                                                       2007      1.669          1.735            44,624
                                                       2006      1.758          1.669            53,825

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            35,632

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312            21,417
                                                       2010      1.210          1.335            32,564
                                                       2009      1.036          1.210            37,638
                                                       2008      1.685          1.036            26,990
                                                       2007      1.677          1.685            32,213

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816            98,524
                                                       2010      0.771          0.879           125,550
                                                       2009      0.582          0.771           111,581
                                                       2008      1.016          0.582           121,205
                                                       2007      1.217          1.016           126,435
                                                       2006      1.003          1.217           149,294

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.420          1.251                --
                                                       2010      1.212          1.420                --
                                                       2009      0.958          1.212                --
                                                       2008      1.307          0.958                --
                                                       2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.907          1.608           193,217
                                                       2010      1.668          1.907           178,839
                                                       2009      1.094          1.668           209,241
                                                       2008      1.883          1.094           182,934
                                                       2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.382          1.343             2,148
                                                       2010      1.114          1.382             2,149
                                                       2009      0.847          1.114             2,430
                                                       2008      1.408          0.847               710
                                                       2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625            24,670
                                                       2010      1.664          1.789            53,149
                                                       2009      1.185          1.664            76,064
                                                       2008      2.080          1.185            58,172
                                                       2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.100          1.021             1,926
                                                       2010      0.913          1.100            42,628
                                                       2009      0.681          0.913            40,700
                                                       2008      1.126          0.681            26,487
                                                       2007      1.274          1.126            25,543

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.907          0.896                --
                                                       2008      1.237          0.907                --
                                                       2007      1.187          1.237                --
                                                       2006      1.126          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.755          1.803            11,173
                                                       2010      1.582          1.755            40,691
                                                       2009      1.177          1.582            40,797
                                                       2008      1.471          1.177            40,917
                                                       2007      1.405          1.471            41,991
                                                       2006      1.344          1.405            42,000

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.965          0.911           252,736
                                                       2010      0.785          0.965           291,491
                                                       2009      0.633          0.785           316,815
                                                       2008      1.054          0.633           367,579
                                                       2007      1.069          1.054           485,181
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836                --
                                                       2008      1.567          0.881            50,611
                                                       2007      1.429          1.567            48,642
                                                       2006      1.450          1.429            50,274

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840           341,831

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.160          2.527            15,145
                                                       2010      2.600          3.160            16,527
                                                       2009      1.568          2.600            24,635
                                                       2008      3.585          1.568             9,135
                                                       2007      2.853          3.585             9,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403            96,785
                                                       2008      3.176          1.451           120,301

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.760          1.541           135,747
                                                       2010      1.612          1.760           171,286
                                                       2009      1.250          1.612           209,067
                                                       2008      2.213          1.250           236,538
                                                       2007      2.113          2.213           242,401

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.650          1.506                --
                                                       2010      1.275          1.650                --
                                                       2009      0.827          1.275            14,634
                                                       2008      1.494          0.827                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.336          1.461           341,360
                                                       2010      1.262          1.336           345,199
                                                       2009      1.088          1.262           525,943
                                                       2008      1.189          1.088           462,924
                                                       2007      1.126          1.189           332,092

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.461          1.478         1,161,276
                                                       2010      1.378          1.461         1,443,759
                                                       2009      1.240          1.378         1,711,306

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.461          1.367            42,416
                                                       2010      1.282          1.461            51,918
                                                       2009      1.056          1.282            65,327
                                                       2008      1.604          1.056            40,364
                                                       2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.785          1.813            55,132
                                                       2010      1.623          1.785            48,654
                                                       2009      1.244          1.623            78,560
                                                       2008      1.422          1.244             1,578
                                                       2007      1.360          1.422             3,256
                                                       2006      1.317          1.360             7,460

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.020          1.628                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.911          0.857            31,980
                                                       2010      0.794          0.911            46,897
                                                       2009      0.684          0.794            54,500
                                                       2008      1.095          0.684           111,624
                                                       2007      1.075          1.095           167,050
                                                       2006      1.001          1.075           100,288

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.977          0.872           306,822
                                                       2010      0.831          0.977           346,133
                                                       2009      0.671          0.831           393,048
                                                       2008      0.975          0.671           428,497
                                                       2007      1.026          0.975           547,563
                                                       2006      1.003          1.026           286,299

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.411          1.363            15,400
                                                       2010      1.253          1.411            17,519
                                                       2009      1.007          1.253            20,140

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497           349,891
                                                       2010      1.396          1.577           419,868
                                                       2009      0.955          1.396           441,995
                                                       2008      1.795          0.955           412,754
                                                       2007      1.521          1.795           421,462
                                                       2006      1.562          1.521           395,173

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.236          1.291            18,745
                                                       2010      1.164          1.236            22,482
                                                       2009      1.084          1.164            29,391
                                                       2008      1.146          1.084            28,772
                                                       2007      1.100          1.146            35,959
                                                       2006      1.061          1.100            36,159

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.131          1.151                --
                                                       2010      1.052          1.131                --
                                                       2009      0.909          1.052                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.267          1.131           123,984
                                                       2010      1.079          1.267           155,012
                                                       2009      0.859          1.079           169,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.015          0.995            46,073
                                                       2010      1.035          1.015            96,136
                                                       2009      1.052          1.035            76,735
                                                       2008      1.043          1.052            96,814
                                                       2007      1.013          1.043           173,645
                                                       2006      0.993          1.013           168,403

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.780          0.770                --
                                                       2008      1.332          0.780            26,218
                                                       2007      1.411          1.332            26,623

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.213          1.141            23,754
                                                       2010      1.104          1.213            24,331
                                                       2009      0.854          1.104            24,864
                                                       2008      1.387          0.854            25,465

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785                --
                                                       2008      1.393          0.753           134,494
                                                       2007      1.367          1.393           181,012
                                                       2006      1.352          1.367           201,565

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095           516,364
                                                       2010      1.062          1.191           563,216
                                                       2009      0.890          1.062           644,505
                                                       2008      1.489          0.890           708,245
                                                       2007      1.459          1.489           839,374
                                                       2006      1.426          1.459           876,963

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.913          0.988                --
                                                       2010      0.805          0.913           368,690
                                                       2009      0.625          0.805            59,859
                                                       2008      1.070          0.625            65,506
                                                       2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.151          1.165                --
                                                       2010      1.067          1.151                --
                                                       2009      0.903          1.067                --
                                                       2008      1.076          0.903                --
                                                       2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.095          1.084                --
                                                       2010      1.001          1.095           153,355
                                                       2009      0.826          1.001           171,710
                                                       2008      1.075          0.826           173,118
                                                       2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.035          1.001           801,844
                                                       2010      0.933          1.035         1,009,157
                                                       2009      0.752          0.933           579,908
                                                       2008      1.076          0.752           438,422
                                                       2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.973          0.918           561,172
                                                       2010      0.865          0.973           602,177
                                                       2009      0.684          0.865           628,954
                                                       2008      1.075          0.684           673,543
                                                       2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.315          1.311           163,935
                                                       2010      1.172          1.315           179,942
                                                       2009      0.955          1.172           233,678

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328         1,038,186
                                                       2010      1.231          1.326         1,178,593
                                                       2009      1.061          1.231         1,314,384
                                                       2008      1.393          1.061         1,392,780
                                                       2007      1.365          1.393         1,777,234
                                                       2006      1.280          1.365         1,839,360

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.390          1.374                --
                                                       2010      1.272          1.390                --
                                                       2009      1.074          1.272                --
                                                       2008      1.463          1.074                --
                                                       2007      1.387          1.463           331,646
                                                       2006      1.259          1.387           299,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889           131,253
                                                       2010      0.872          0.991           156,165
                                                       2009      0.636          0.872           173,239
                                                       2008      1.092          0.636           164,832
                                                       2007      1.048          1.092           140,830
                                                       2006      0.996          1.048           144,015

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.040          1.006            83,098
                                                       2010      0.909          1.040            93,013
                                                       2009      0.648          0.909           104,772
                                                       2008      1.140          0.648           109,471
                                                       2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.405          1.397            35,545
                                                       2010      1.064          1.405            88,831
                                                       2009      0.783          1.064            71,625
                                                       2008      1.195          0.783            79,518

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187                --
                                                       2006      1.081          1.145                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.135          1.176                --
                                                       2010      1.093          1.135                --
                                                       2009      1.067          1.093                --
                                                       2008      1.091          1.067             3,391
                                                       2007      1.065          1.091            11,895
                                                       2006      1.032          1.065                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993                --
                                                       2005      0.978          0.986           116,643
                                                       2004      0.987          0.978           112,228
                                                       2003      1.000          0.987            51,015
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.170                --
                                                       2005      1.070          1.109                --
                                                       2004      1.000          1.070                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           356,353
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237                --
                                                       2008      1.167          1.199         1,729,338
                                                       2007      1.095          1.167         1,803,314
                                                       2006      1.076          1.095         2,075,298
                                                       2005      1.071          1.076         2,289,666
                                                       2004      1.042          1.071         2,142,336
                                                       2003      1.012          1.042         2,159,661
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           223,458
                                                       2005      1.427          1.569           268,764
                                                       2004      1.253          1.427           247,544
                                                       2003      0.994          1.253           228,802
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           185,531
                                                       2005      1.773          1.860           180,260
                                                       2004      1.433          1.773           174,820
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            50,544
                                                       2004      1.226          1.279            51,795
                                                       2003      0.967          1.226            36,151
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.263          1.344                --
                                                       2005      1.284          1.263            41,968
                                                       2004      1.232          1.284            41,881
                                                       2003      0.996          1.232             9,686
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758                --
                                                       2005      1.462          1.611            56,768
                                                       2004      1.281          1.462            55,627
                                                       2003      0.977          1.281            37,282
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           885,053
                                                       2004      1.232          1.327           845,967
                                                       2003      0.958          1.232           788,681
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.309          1.341                --
                                                       2005      1.303          1.309            28,417
                                                       2004      1.204          1.303            34,661
                                                       2003      1.003          1.204            32,497
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415                --
                                                       2005      1.325          1.368               964
                                                       2004      1.223          1.325               967
                                                       2003      0.978          1.223                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           123,225
                                                       2004      1.181          1.233           118,258
                                                       2003      0.967          1.181           115,801
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.000          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      1.000          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035             7,235

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            37,711
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           401,894
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,983,237
                                                       2004      1.126          1.230         1,772,081
                                                       2003      0.986          1.126         1,382,861
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166           323,762
                                                       2004      1.000          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             3,188
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061                --
                                                       2005      1.077          1.073            34,698
                                                       2004      1.063          1.077            33,318
                                                       2003      1.014          1.063             7,888
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032                --
                                                       2005      1.048          1.072                --
                                                       2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      1.005          0.974                --
                                                       2008      1.598          1.005            23,513
                                                       2007      1.669          1.598            28,107
                                                       2006      1.467          1.669            49,170
                                                       2005      1.438          1.467            56,765
                                                       2004      1.249          1.438            57,669
                                                       2003      0.974          1.249            45,544
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      1.340          1.477                --
                                                       2006      1.280          1.340                --
                                                       2005      1.211          1.280                --
                                                       2004      1.190          1.211                --
                                                       2003      0.966          1.190                --
                                                       2002      1.000          0.966                --

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                 --
                                                       2006      1.000          1.077                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                 --
                                                       2005      1.152          1.193                 --
                                                       2004      1.112          1.152                 --
                                                       2003      1.000          1.112                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                 --
                                                       2005      1.160          1.305            357,360
                                                       2004      1.093          1.160              1,456
                                                       2003      1.000          1.093                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.805          1.611          2,470,013
                                                       2010      1.649          1.805          2,727,807
                                                       2009      1.182          1.649          2,980,480
                                                       2008      1.959          1.182          3,286,725
                                                       2007      1.741          1.959          3,748,499
                                                       2006      1.476          1.741          3,692,166
                                                       2005      1.320          1.476          3,228,487
                                                       2004      1.188          1.320          1,200,115
                                                       2003      1.000          1.188            176,559

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.494          1.401          6,755,419
                                                       2010      1.285          1.494          7,499,647
                                                       2009      0.941          1.285          8,257,041
                                                       2008      1.714          0.941          9,090,129
                                                       2007      1.557          1.714          9,982,768
                                                       2006      1.442          1.557         10,926,014
                                                       2005      1.266          1.442          9,986,598
                                                       2004      1.149          1.266          3,633,672
                                                       2003      1.000          1.149            119,569

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.276          1.228          8,792,530
                                                       2010      1.169          1.276          9,446,905
                                                       2009      0.909          1.169         10,102,320
                                                       2008      1.493          0.909         10,710,178
                                                       2007      1.451          1.493         12,558,651
                                                       2006      1.286          1.451         13,338,265
                                                       2005      1.240          1.286         12,211,884
                                                       2004      1.147          1.240          4,010,706
                                                       2003      1.000          1.147            309,531

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                 --
                                                       2005      1.341          1.553             15,582
                                                       2004      1.145          1.341                 --
                                                       2003      1.000          1.145                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.437          2.549                 --
                                                       2006      1.877          2.437                 --
                                                       2005      1.497          1.877                 --
                                                       2004      1.223          1.497                 --
                                                       2003      1.000          1.223                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.545          2.008                 --
                                                       2005      1.471          1.545             88,607
                                                       2004      1.143          1.471                 --
                                                       2003      1.000          1.143                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.402          1.340                 --
                                                       2007      1.336          1.402                 --
                                                       2006      1.171          1.336                 --
                                                       2005      1.145          1.171                 --
                                                       2004      1.112          1.145                 --
                                                       2003      1.000          1.112                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.150          1.084                 --
                                                       2007      1.320          1.150                 --
                                                       2006      1.299          1.320                 --
                                                       2005      1.253          1.299                 --
                                                       2004      1.148          1.253                 --
                                                       2003      1.000          1.148                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                 --
                                                       2005      1.201          1.297             98,499
                                                       2004      1.074          1.201             11,644
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                 --
                                                       2005      1.199          1.294            510,788
                                                       2004      1.067          1.199             32,088
                                                       2003      1.000          1.067                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.575          1.500                 --
                                                       2010      1.375          1.575                 --
                                                       2009      1.036          1.375                 --
                                                       2008      1.846          1.036                 --
                                                       2007      1.606          1.846                 --
                                                       2006      1.471          1.606                 --
                                                       2005      1.287          1.471                 --
                                                       2004      1.141          1.287                 --
                                                       2003      1.000          1.141                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.336          1.273                 --
                                                       2010      1.156          1.336                 --
                                                       2009      0.869          1.156                 --
                                                       2008      1.512          0.869                 --
                                                       2007      1.446          1.512                 --
                                                       2006      1.297          1.446                 --
                                                       2005      1.097          1.297                 --
                                                       2004      1.105          1.097                 --
                                                       2003      1.000          1.105                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.148          1.876            982,996
                                                       2010      1.705          2.148          1,145,019
                                                       2009      1.246          1.705          1,185,697
                                                       2008      2.105          1.246          1,301,855
                                                       2007      1.863          2.105          1,378,564
                                                       2006      1.692          1.863          1,465,870
                                                       2005      1.463          1.692          1,283,215
                                                       2004      1.198          1.463            442,620
                                                       2003      1.000          1.198             53,855

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                 --
                                                       2005      1.233          1.336          1,676,368
                                                       2004      1.117          1.233            621,592
                                                       2003      1.000          1.117             52,270

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.050          2.771                 --
                                                       2007      2.418          3.050            972,084
                                                       2006      1.927          2.418          1,024,769
                                                       2005      1.543          1.927            869,773
                                                       2004      1.263          1.543            161,330
                                                       2003      1.000          1.263                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.652          1.446          1,714,756
                                                       2010      1.555          1.652          1,965,658
                                                       2009      1.158          1.555          2,242,157
                                                       2008      1.983          1.158          2,456,722
                                                       2007      1.753          1.983          2,787,846
                                                       2006      1.474          1.753          3,046,408
                                                       2005      1.365          1.474          2,665,780
                                                       2004      1.176          1.365            685,775
                                                       2003      1.000          1.176             58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.408          1.680                 --
                                                       2005      1.320          1.408          1,051,123
                                                       2004      1.161          1.320            220,567
                                                       2003      1.000          1.161                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                 --
                                                       2005      1.065          1.057                 --
                                                       2004      1.000          1.065                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.205          1.243                 --
                                                       2005      1.142          1.205                 --
                                                       2004      1.077          1.142                 --
                                                       2003      1.000          1.077                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.462          1.480                 --
                                                       2009      1.188          1.462                 --
                                                       2008      1.709          1.188                 --
                                                       2007      1.433          1.709                 --
                                                       2006      1.376          1.433                 --
                                                       2005      1.250          1.376                 --
                                                       2004      1.117          1.250                 --
                                                       2003      1.000          1.117                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.673          1.788                 --
                                                       2010      1.372          1.673                 --
                                                       2009      0.893          1.372                 --
                                                       2008      1.627          0.893                 --
                                                       2007      1.364          1.627                 --
                                                       2006      1.291          1.364                 --
                                                       2005      1.182          1.291                 --
                                                       2004      1.199          1.182                 --
                                                       2003      1.000          1.199                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.497          1.408                 --
                                                       2007      1.397          1.497                 --
                                                       2006      1.209          1.397                 --
                                                       2005      1.169          1.209                 --
                                                       2004      1.142          1.169                 --
                                                       2003      1.000          1.142                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                 --
                                                       2005      1.320          1.345            468,804
                                                       2004      1.173          1.320            127,443
                                                       2003      1.000          1.173             31,851

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.337          1.343          1,718,101
                                                       2010      1.092          1.337          2,012,879
                                                       2009      0.828          1.092          2,299,588
                                                       2008      1.419          0.828          2,555,974
                                                       2007      1.476          1.419          2,810,277

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.332          1.339          2,134,710
                                                       2010      1.207          1.332          2,329,716
                                                       2009      1.009          1.207          2,488,865
                                                       2008      1.457          1.009          1,539,896
                                                       2007      1.411          1.457          1,749,041

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.299          1.194          1,527,578
                                                       2010      1.137          1.299          1,656,665
                                                       2009      0.897          1.137          1,905,822
                                                       2008      1.444          0.897          2,134,740
                                                       2007      1.512          1.444          2,348,601

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.155          1.124            826,424
                                                       2010      1.073          1.155            868,773
                                                       2009      0.769          1.073            982,108
                                                       2008      1.252          0.769          1,074,109
                                                       2007      1.255          1.252          1,200,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.260          1.295            178,370
                                                       2010      1.174          1.260            183,743
                                                       2009      0.963          1.174            212,947
                                                       2008      1.527          0.963            222,353
                                                       2007      1.500          1.527            244,309
                                                       2006      1.295          1.500            246,900
                                                       2005      1.240          1.295            241,736
                                                       2004      1.147          1.240             60,756
                                                       2003      1.000          1.147             35,867

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.700          1.689            330,359
                                                       2010      1.387          1.700            429,473
                                                       2009      0.991          1.387            476,632
                                                       2008      1.707          0.991            552,331
                                                       2007      1.584          1.707            675,683
                                                       2006      1.433          1.584            267,113
                                                       2005      1.395          1.433            258,819
                                                       2004      1.237          1.395            178,596
                                                       2003      1.000          1.237                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.885          0.860                 --
                                                       2008      1.445          0.885            502,080
                                                       2007      1.406          1.445            519,030
                                                       2006      1.246          1.406            624,949
                                                       2005      1.220          1.246            476,000
                                                       2004      1.130          1.220            170,301
                                                       2003      1.000          1.130             46,185

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.225          1.200                 --
                                                       2010      1.115          1.225                 --
                                                       2009      0.926          1.115                 --
                                                       2008      1.264          0.926                 --
                                                       2007      1.164          1.264                 --
                                                       2006      1.103          1.164                 --
                                                       2005      1.078          1.103                 --
                                                       2004      1.000          1.078                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                 --
                                                       2010      0.892          0.954            700,050
                                                       2009      0.775          0.892            888,442
                                                       2008      1.004          0.775          1,033,604
                                                       2007      1.011          1.004          1,281,072
                                                       2006      0.991          1.011          1,296,550
                                                       2005      0.989          0.991            787,064
                                                       2004      0.997          0.989            155,845
                                                       2003      1.000          0.997             13,532

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                 --
                                                       2006      1.266          1.465            371,813
                                                       2005      1.242          1.266            391,295
                                                       2004      1.170          1.242            323,540
                                                       2003      1.000          1.170             28,599

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.205          1.253                 --
                                                       2006      1.180          1.205                 --
                                                       2005      1.145          1.180                 --
                                                       2004      1.162          1.145                 --
                                                       2003      1.000          1.162                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.434          1.482                 --
                                                       2006      1.318          1.434                 --
                                                       2005      1.224          1.318                 --
                                                       2004      1.145          1.224                 --
                                                       2003      1.000          1.145                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.336          1.393                 --
                                                       2006      1.213          1.336                 --
                                                       2005      1.195          1.213                 --
                                                       2004      1.125          1.195                 --
                                                       2003      1.000          1.125                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                 --
                                                       2006      1.273          1.463          1,679,316
                                                       2005      1.259          1.273          1,508,303
                                                       2004      1.140          1.259            743,043
                                                       2003      1.000          1.140                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                 --
                                                       2006      1.490          1.638          1,802,610
                                                       2005      1.405          1.490          1,796,356
                                                       2004      1.156          1.405            449,805
                                                       2003      1.000          1.156             56,642

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                 --
                                                       2005      1.073          1.092                 --
                                                       2004      1.000          1.073                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.585          1.525                 --
                                                       2007      1.525          1.585                 --
                                                       2006      1.607          1.525                 --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.569          1.578                 --
                                                       2010      1.378          1.569                 --
                                                       2009      0.954          1.378                 --
                                                       2008      1.284          0.954                 --
                                                       2007      1.275          1.284                 --
                                                       2006      1.214          1.275                 --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                 --
                                                       2006      1.440          1.520            238,470

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.254          1.232            387,771
                                                       2010      1.137          1.254            412,655
                                                       2009      0.974          1.137            459,696
                                                       2008      1.586          0.974            403,580
                                                       2007      1.578          1.586            325,365

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            493,665
                                                       2010      0.770          0.877            574,708
                                                       2009      0.581          0.770            337,062
                                                       2008      1.015          0.581            360,544
                                                       2007      1.216          1.015            429,534
                                                       2006      1.003          1.216            295,881

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.416          1.247            189,679
                                                       2010      1.209          1.416            211,197
                                                       2009      0.956          1.209            202,757
                                                       2008      1.305          0.956            190,483
                                                       2007      1.345          1.305            189,754
                                                       2006      1.266          1.345            126,371

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.745          1.470            924,086
                                                       2010      1.526          1.745          1,080,441
                                                       2009      1.002          1.526          1,111,985
                                                       2008      1.726          1.002          1,198,096
                                                       2007      1.776          1.726          1,353,456
                                                       2006      1.617          1.776          1,310,925

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.378          1.338            222,535
                                                       2010      1.112          1.378            230,492
                                                       2009      0.846          1.112            121,466
                                                       2008      1.406          0.846            100,188
                                                       2007      1.288          1.406             70,814
                                                       2006      1.302          1.288             67,991

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.721          1.563            284,659
                                                       2010      1.602          1.721            377,262
                                                       2009      1.141          1.602            341,376
                                                       2008      2.004          1.141            370,793
                                                       2007      1.568          2.004            186,964
                                                       2006      1.534          1.568             63,712

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.096          1.018             73,728
                                                       2010      0.911          1.096             57,416
                                                       2009      0.680          0.911             60,092
                                                       2008      1.125          0.680            124,923
                                                       2007      1.273          1.125            102,279

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                 --
                                                       2008      1.235          0.905                 --
                                                       2007      1.186          1.235                 --
                                                       2006      1.125          1.186                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.566          1.608                 --
                                                       2010      1.412          1.566                 --
                                                       2009      1.051          1.412                 --
                                                       2008      1.315          1.051                 --
                                                       2007      1.256          1.315                 --
                                                       2006      1.202          1.256                 --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909          1,700,612
                                                       2010      0.783          0.963          2,059,397
                                                       2009      0.632          0.783          2,314,290
                                                       2008      1.053          0.632          2,550,701
                                                       2007      1.069          1.053          2,426,368
                                                       2006      1.015          1.069             14,449

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.815          0.774                 --
                                                       2008      1.451          0.815            288,699
                                                       2007      1.323          1.451            286,118
                                                       2006      1.344          1.323            288,669

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838            264,868

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.801          2.239                 --
                                                       2010      2.306          2.801                 --
                                                       2009      1.391          2.306                 --
                                                       2008      3.183          1.391                 --
                                                       2007      2.533          3.183                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.267          2.098          1,024,717
                                                       2008      2.775          1.267            927,847

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.653          1.446             11,295
                                                       2010      1.515          1.653             21,757
                                                       2009      1.175          1.515             25,038
                                                       2008      2.081          1.175             42,358
                                                       2007      1.988          2.081             57,143

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.494          1.362                 --
                                                       2010      1.154          1.494                 --
                                                       2009      0.749          1.154                 --
                                                       2008      1.355          0.749                 --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.335          1.458          2,338,860
                                                       2010      1.261          1.335          2,529,965
                                                       2009      1.088          1.261          2,520,001
                                                       2008      1.189          1.088          2,636,780
                                                       2007      1.126          1.189          2,649,679

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.432          1.448          5,726,968
                                                       2010      1.352          1.432          6,358,710
                                                       2009      1.217          1.352          7,219,847

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.354          1.266            131,331
                                                       2010      1.189          1.354            146,755
                                                       2009      0.980          1.189            203,690
                                                       2008      1.489          0.980            196,808
                                                       2007      1.447          1.489            170,200
                                                       2006      1.350          1.447            168,500

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                 --
                                                       2006      1.113          1.168             37,238

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.624          1.649          1,075,294
                                                       2010      1.478          1.624          1,334,276
                                                       2009      1.133          1.478          1,387,295
                                                       2008      1.296          1.133          1,327,176
                                                       2007      1.241          1.296          1,475,710
                                                       2006      1.201          1.241          1,258,548

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.781          1.435                 --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.909          0.855                 --
                                                       2010      0.793          0.909                 --
                                                       2009      0.683          0.793                 --
                                                       2008      1.094          0.683                 --
                                                       2007      1.074          1.094                 --
                                                       2006      1.001          1.074                 --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869          1,127,757
                                                       2010      0.830          0.975          1,309,329
                                                       2009      0.670          0.830          1,436,878
                                                       2008      0.974          0.670          1,696,421
                                                       2007      1.026          0.974          1,990,474
                                                       2006      1.003          1.026          1,426,576

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.279          1.235                 --
                                                       2010      1.136          1.279                 --
                                                       2009      0.913          1.136                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.359          1.290             91,877
                                                       2010      1.204          1.359            103,831
                                                       2009      0.824          1.204            111,777
                                                       2008      1.550          0.824            106,218
                                                       2007      1.314          1.550             80,134
                                                       2006      1.350          1.314             80,101

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.186          1.238                 --
                                                       2010      1.117          1.186                 --
                                                       2009      1.042          1.117                 --
                                                       2008      1.101          1.042                 --
                                                       2007      1.058          1.101                 --
                                                       2006      1.021          1.058                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.127          1.147                 --
                                                       2010      1.049          1.127                 --
                                                       2009      0.907          1.049                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.171          1.045            567,123
                                                       2010      0.998          1.171            591,131
                                                       2009      0.795          0.998            586,936

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.019          0.998                 --
                                                       2010      1.040          1.019                 --
                                                       2009      1.057          1.040                 --
                                                       2008      1.049          1.057                 --
                                                       2007      1.019          1.049                 --
                                                       2006      0.999          1.019                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.739          0.729                 --
                                                       2008      1.261          0.739                 --
                                                       2007      1.336          1.261              1,889

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.165          1.096                 --
                                                       2010      1.062          1.165                 --
                                                       2009      0.821          1.062                 --
                                                       2008      1.334          0.821                 --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.715          0.745                 --
                                                       2008      1.322          0.715            327,267
                                                       2007      1.298          1.322            360,815
                                                       2006      1.285          1.298            387,124

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.091          1.002            932,789
                                                       2010      0.973          1.091          1,032,863
                                                       2009      0.816          0.973          1,173,794
                                                       2008      1.365          0.816          1,247,125
                                                       2007      1.339          1.365          1,293,697
                                                       2006      1.309          1.339          1,345,430

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                 --
                                                       2010      0.804          0.911            245,228
                                                       2009      0.624          0.804            274,953
                                                       2008      1.069          0.624            115,264
                                                       2007      1.057          1.069             23,429
                                                       2006      1.002          1.057             23,184

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161            344,748
                                                       2010      1.065          1.148            319,474
                                                       2009      0.902          1.065            287,644
                                                       2008      1.075          0.902            316,451
                                                       2007      1.040          1.075                 --
                                                       2006      1.001          1.040                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            841,382
                                                       2010      1.000          1.092            578,184
                                                       2009      0.825          1.000            413,902
                                                       2008      1.074          0.825            291,625
                                                       2007      1.046          1.074            112,150
                                                       2006      1.002          1.046            112,211

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998          3,571,445
                                                       2010      0.931          1.033          3,577,364
                                                       2009      0.751          0.931          3,581,028
                                                       2008      1.075          0.751          2,952,280
                                                       2007      1.051          1.075          1,974,991
                                                       2006      1.002          1.051          1,053,982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915          1,676,867
                                                       2010      0.864          0.971          1,571,010
                                                       2009      0.683          0.864          1,651,481
                                                       2008      1.074          0.683          1,643,214
                                                       2007      1.056          1.074          2,045,451
                                                       2006      1.002          1.056          2,245,576

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.223          1.218            453,088
                                                       2010      1.091          1.223            476,246
                                                       2009      0.889          1.091            618,748

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.265          1.267          2,848,616
                                                       2010      1.176          1.265          2,969,977
                                                       2009      1.014          1.176          3,064,012
                                                       2008      1.332          1.014          3,692,479
                                                       2007      1.305          1.332          4,032,328
                                                       2006      1.225          1.305          4,489,293

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.381          1.365                 --
                                                       2010      1.265          1.381                 --
                                                       2009      1.069          1.265                 --
                                                       2008      1.461          1.069                 --
                                                       2007      1.385          1.461          1,305,982
                                                       2006      1.257          1.385          1,402,121

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887          1,007,519
                                                       2010      0.870          0.988          1,125,074
                                                       2009      0.635          0.870          1,201,839
                                                       2008      1.091          0.635          1,465,288
                                                       2007      1.048          1.091          1,893,492
                                                       2006      0.996          1.048          2,167,759

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003            300,060
                                                       2010      0.907          1.038            341,269
                                                       2009      0.647          0.907            505,914
                                                       2008      1.139          0.647            464,039
                                                       2007      1.066          1.139            498,844
                                                       2006      0.998          1.066            508,970

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.276          1.268                 --
                                                       2010      0.967          1.276                 --
                                                       2009      0.712          0.967                 --
                                                       2008      1.087          0.712                 --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                 --
                                                       2006      1.080          1.143                 --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.132          1.172                 --
                                                       2010      1.090          1.132                 --
                                                       2009      1.065          1.090                 --
                                                       2008      1.089          1.065                 --
                                                       2007      1.064          1.089                 --
                                                       2006      1.031          1.064                 --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          0.999                 --
                                                       2005      0.984          0.992                 --
                                                       2004      0.995          0.984                 --
                                                       2003      1.000          0.995                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.169                 --
                                                       2005      1.069          1.108                 --
                                                       2004      1.000          1.069                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                 --
                                                       2006      1.116          1.101          2,743,730
                                                       2005      1.116          1.116          2,482,513
                                                       2004      1.046          1.116            682,048
                                                       2003      1.000          1.046                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.176          1.213                 --
                                                       2008      1.145          1.176          6,768,225
                                                       2007      1.075          1.145          6,365,422
                                                       2006      1.057          1.075          6,685,769
                                                       2005      1.053          1.057          5,397,851
                                                       2004      1.025          1.053          2,012,954
                                                       2003      1.000          1.025            291,992

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.467          1.359                 --
                                                       2007      1.357          1.467                 --
                                                       2006      1.247          1.357                 --
                                                       2005      1.187          1.247                 --
                                                       2004      1.126          1.187                 --
                                                       2003      1.000          1.126                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                 --
                                                       2006      1.477          1.849              2,466
                                                       2005      1.344          1.477                 --
                                                       2004      1.180          1.344                 --
                                                       2003      1.000          1.180                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                 --
                                                       2006      1.603          1.842            310,361
                                                       2005      1.529          1.603            318,325
                                                       2004      1.236          1.529             68,486
                                                       2003      1.000          1.236                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                 --
                                                       2005      1.186          1.264            288,936
                                                       2004      1.137          1.186             20,138
                                                       2003      1.000          1.137                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.130          1.202                 --
                                                       2005      1.149          1.130                 --
                                                       2004      1.103          1.149                 --
                                                       2003      1.000          1.103                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.473          1.607                 --
                                                       2005      1.337          1.473                 --
                                                       2004      1.172          1.337                 --
                                                       2003      1.000          1.172                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                 --
                                                       2005      1.219          1.248          1,192,249
                                                       2004      1.133          1.219            419,271
                                                       2003      1.000          1.133             67,418

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.185          1.214                 --
                                                       2005      1.180          1.185                 --
                                                       2004      1.091          1.180                 --
                                                       2003      1.000          1.091                 --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.281          1.325                 --
                                                       2005      1.241          1.281                 --
                                                       2004      1.146          1.241                 --
                                                       2003      1.000          1.146                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                 --
                                                       2005      1.172          1.249             59,735
                                                       2004      1.123          1.172             14,345
                                                       2003      1.000          1.123                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                 --
                                                       2005      1.000          1.074             18,361

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                 --
                                                       2005      1.000          1.028            205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                 --
                                                       2005      1.000          1.043            800,694

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                 --
                                                       2005      1.000          1.062          1,057,781

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.053                 --
                                                       2005      1.000          1.035            176,250

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                 --
                                                       2005      1.237          1.358            158,776
                                                       2004      1.090          1.237             31,758
                                                       2003      1.000          1.090              1,812

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                 --
                                                       2005      1.265          1.278             86,054
                                                       2004      1.132          1.265                 --
                                                       2003      1.000          1.132                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                 --
                                                       2005      1.178          1.188          4,400,365
                                                       2004      1.079          1.178          2,095,541
                                                       2003      1.000          1.079            148,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                 --
                                                       2005      1.117          1.165          1,218,149
                                                       2004      1.000          1.117            238,156

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                 --
                                                       2005      1.314          1.410          1,223,044
                                                       2004      1.159          1.314            688,983
                                                       2003      1.000          1.159                788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                 --
                                                       2005      1.227          1.274            171,747
                                                       2004      1.127          1.227             90,074
                                                       2003      1.000          1.127             13,260

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                 --
                                                       2005      1.000          1.059             37,255

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.191          1.201                 --
                                                       2005      1.173          1.191          1,102,036
                                                       2004      1.079          1.173            354,288
                                                       2003      1.000          1.079                 --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.032          1.021                 --
                                                       2005      1.037          1.032                 --
                                                       2004      1.024          1.037                 --
                                                       2003      1.000          1.024                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                 --
                                                       2005      1.206          1.206            329,452
                                                       2004      1.117          1.206            126,430
                                                       2003      1.000          1.117                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.302                 --
                                                       2005      1.000          1.133             36,529

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                 --
                                                       2005      1.000          1.105             31,332

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                 --
                                                       2005      1.048          1.071                 --
                                                       2004      1.000          1.048                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.912          1.148                 --
                                                       2008      1.450          0.912                 --
                                                       2007      1.516          1.450                 --
                                                       2006      1.333          1.516                 --
                                                       2005      1.307          1.333                 --
                                                       2004      1.136          1.307                 --
                                                       2003      1.000          1.136                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.783          0.801                 --
                                                       2008      1.403          0.783                 --
                                                       2007      1.274          1.403                 --
                                                       2006      1.218          1.274                 --
                                                       2005      1.152          1.218                 --
                                                       2004      1.133          1.152                 --
                                                       2003      1.000          1.133                 --




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.798          1.604           92,916
                                                       2010      1.643          1.798           96,705
                                                       2009      1.179          1.643          112,622
                                                       2008      1.955          1.179          117,613
                                                       2007      1.738          1.955          124,866
                                                       2006      1.474          1.738          137,037
                                                       2005      1.319          1.474          121,081
                                                       2004      1.187          1.319           52,556
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.488          1.395          147,108
                                                       2010      1.281          1.488          151,750
                                                       2009      0.938          1.281          171,580
                                                       2008      1.710          0.938          177,913
                                                       2007      1.554          1.710          181,992
                                                       2006      1.440          1.554          232,157
                                                       2005      1.266          1.440          179,843
                                                       2004      1.149          1.266           55,079
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.272          1.223          135,564
                                                       2010      1.165          1.272          141,397
                                                       2009      0.907          1.165          162,927
                                                       2008      1.490          0.907          170,099
                                                       2007      1.449          1.490          168,927
                                                       2006      1.284          1.449          238,306
                                                       2005      1.239          1.284          219,932
                                                       2004      1.147          1.239           98,609
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.433          2.545               --
                                                       2006      1.875          2.433               --
                                                       2005      1.496          1.875               --
                                                       2004      1.223          1.496               --
                                                       2003      1.000          1.223               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.399          1.337               --
                                                       2007      1.334          1.399               --
                                                       2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.148          1.082               --
                                                       2007      1.318          1.148               --
                                                       2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.570          1.494               --
                                                       2010      1.371          1.570               --
                                                       2009      1.033          1.371               --
                                                       2008      1.842          1.033               --
                                                       2007      1.603          1.842               --
                                                       2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.331          1.267               --
                                                       2010      1.152          1.331               --
                                                       2009      0.867          1.152               --
                                                       2008      1.509          0.867               --
                                                       2007      1.444          1.509               --
                                                       2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.140          1.868           31,466
                                                       2010      1.700          2.140           28,133
                                                       2009      1.242          1.700           27,593
                                                       2008      2.101          1.242           26,698
                                                       2007      1.860          2.101           25,939
                                                       2006      1.690          1.860           25,324
                                                       2005      1.462          1.690           24,626
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334            3,067
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.764               --
                                                       2007      2.414          3.044           11,369
                                                       2006      1.924          2.414           17,311
                                                       2005      1.542          1.924           17,471
                                                       2004      1.263          1.542           10,047
                                                       2003      1.000          1.263               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440            9,609
                                                       2010      1.550          1.646           10,555
                                                       2009      1.155          1.550           11,742
                                                       2008      1.979          1.155           13,367
                                                       2007      1.750          1.979           13,723
                                                       2006      1.472          1.750           25,787
                                                       2005      1.364          1.472           25,787
                                                       2004      1.175          1.364           10,532
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      1.000          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.458          1.476               --
                                                       2009      1.185          1.458               --
                                                       2008      1.705          1.185               --
                                                       2007      1.431          1.705               --
                                                       2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.666          1.781               --
                                                       2010      1.368          1.666               --
                                                       2009      0.890          1.368               --
                                                       2008      1.623          0.890               --
                                                       2007      1.362          1.623               --
                                                       2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.494          1.405               --
                                                       2007      1.395          1.494               --
                                                       2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.332          1.337           16,910
                                                       2010      1.088          1.332           26,028
                                                       2009      0.826          1.088           28,144
                                                       2008      1.415          0.826           30,922
                                                       2007      1.473          1.415           13,661

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.327          1.333           24,094
                                                       2010      1.203          1.327           25,212
                                                       2009      1.006          1.203           25,339
                                                       2008      1.453          1.006           12,520
                                                       2007      1.409          1.453           12,657

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.294          1.189           34,751
                                                       2010      1.134          1.294           35,941
                                                       2009      0.895          1.134           43,984
                                                       2008      1.441          0.895           45,520
                                                       2007      1.510          1.441           46,876

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.151          1.119            4,665
                                                       2010      1.070          1.151            4,965
                                                       2009      0.767          1.070            5,294
                                                       2008      1.250          0.767            5,703
                                                       2007      1.252          1.250            6,057

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.255          1.290               --
                                                       2010      1.171          1.255               --
                                                       2009      0.960          1.171               --
                                                       2008      1.523          0.960               --
                                                       2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.694          1.682            3,335
                                                       2010      1.382          1.694            3,663
                                                       2009      0.989          1.382            4,075
                                                       2008      1.703          0.989            4,639
                                                       2007      1.581          1.703            9,176
                                                       2006      1.432          1.581            9,176
                                                       2005      1.394          1.432            9,176
                                                       2004      1.236          1.394            4,623
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858               --
                                                       2008      1.442          0.882           36,176
                                                       2007      1.403          1.442           36,176
                                                       2006      1.245          1.403           36,176
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.221          1.195               --
                                                       2010      1.112          1.221               --
                                                       2009      0.924          1.112               --
                                                       2008      1.262          0.924               --
                                                       2007      1.162          1.262               --
                                                       2006      1.102          1.162               --
                                                       2005      1.078          1.102               --
                                                       2004      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938               --
                                                       2010      0.889          0.951           20,288
                                                       2009      0.773          0.889           20,292
                                                       2008      1.002          0.773           20,296
                                                       2007      1.010          1.002           20,300
                                                       2006      0.990          1.010           24,696
                                                       2005      0.988          0.990           29,111
                                                       2004      0.997          0.988           26,017
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.203          1.251               --
                                                       2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.431          1.480               --
                                                       2006      1.316          1.431               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.334          1.391               --
                                                       2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           98,893
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           46,317
                                                       2005      1.404          1.488           39,524
                                                       2004      1.156          1.404            7,424
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.000          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522               --
                                                       2007      1.523          1.581               --
                                                       2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.563          1.571               --
                                                       2010      1.374          1.563               --
                                                       2009      0.952          1.374               --
                                                       2008      1.281          0.952               --
                                                       2007      1.273          1.281               --
                                                       2006      1.212          1.273               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226               --
                                                       2010      1.134          1.250               --
                                                       2009      0.971          1.134               --
                                                       2008      1.582          0.971               --
                                                       2007      1.576          1.582               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811               --
                                                       2010      0.768          0.875               --
                                                       2009      0.581          0.768               --
                                                       2008      1.014          0.581               --
                                                       2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.412          1.243               --
                                                       2010      1.206          1.412               --
                                                       2009      0.954          1.206               --
                                                       2008      1.303          0.954               --
                                                       2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464               --
                                                       2010      1.521          1.738               --
                                                       2009      0.999          1.521               --
                                                       2008      1.722          0.999               --
                                                       2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.374          1.334               --
                                                       2010      1.109          1.374               --
                                                       2009      0.844          1.109               --
                                                       2008      1.404          0.844               --
                                                       2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556               --
                                                       2010      1.596          1.715               --
                                                       2009      1.138          1.596               --
                                                       2008      1.999          1.138               --
                                                       2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.093          1.014               --
                                                       2010      0.909          1.093               --
                                                       2009      0.679          0.909               --
                                                       2008      1.123          0.679               --
                                                       2007      1.272          1.123               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891               --
                                                       2008      1.233          0.903               --
                                                       2007      1.184          1.233               --
                                                       2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.560          1.602               --
                                                       2010      1.408          1.560               --
                                                       2009      1.048          1.408               --
                                                       2008      1.312          1.048               --
                                                       2007      1.254          1.312               --
                                                       2006      1.201          1.254               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906           37,222
                                                       2010      0.782          0.961           63,236
                                                       2009      0.631          0.782           64,009
                                                       2008      1.052          0.631           65,062
                                                       2007      1.068          1.052           90,378
                                                       2006      1.015          1.068           18,789

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771               --
                                                       2008      1.448          0.813               --
                                                       2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.791          2.229               --
                                                       2010      2.298          2.791               --
                                                       2009      1.387          2.298               --
                                                       2008      3.176          1.387               --
                                                       2007      2.529          3.176               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            8,406
                                                       2008      2.768          1.264            9,378

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               --
                                                       2010      1.510          1.647               --
                                                       2009      1.172          1.510               --
                                                       2008      2.077          1.172               --
                                                       2007      1.984          2.077               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.488          1.357               --
                                                       2010      1.151          1.488               --
                                                       2009      0.747          1.151               --
                                                       2008      1.351          0.747               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           20,006
                                                       2010      1.257          1.330           21,028
                                                       2009      1.085          1.257           22,137
                                                       2008      1.186          1.085           23,424
                                                       2007      1.124          1.186           24,961

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.427          1.442           85,829
                                                       2010      1.347          1.427           90,813
                                                       2009      1.213          1.347          103,257

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261               --
                                                       2010      1.185          1.349               --
                                                       2009      0.977          1.185               --
                                                       2008      1.485          0.977               --
                                                       2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.618          1.642           10,112
                                                       2010      1.473          1.618           10,343
                                                       2009      1.130          1.473           10,348
                                                       2008      1.293          1.130           10,353
                                                       2007      1.239          1.293           10,731
                                                       2006      1.200          1.239           10,736

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.774          1.429               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.852               --
                                                       2010      0.791          0.906               --
                                                       2009      0.682          0.791               --
                                                       2008      1.093          0.682               --
                                                       2007      1.074          1.093               --
                                                       2006      1.001          1.074               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867           49,754
                                                       2010      0.828          0.973           50,310
                                                       2009      0.669          0.828           51,006
                                                       2008      0.974          0.669           51,956
                                                       2007      1.025          0.974           56,670
                                                       2006      1.003          1.025           41,024

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.274          1.230               --
                                                       2010      1.133          1.274               --
                                                       2009      0.911          1.133               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284               --
                                                       2010      1.201          1.354               --
                                                       2009      0.822          1.201               --
                                                       2008      1.546          0.822               --
                                                       2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.182          1.233               --
                                                       2010      1.114          1.182               --
                                                       2009      1.039          1.114               --
                                                       2008      1.099          1.039               --
                                                       2007      1.056          1.099               --
                                                       2006      1.020          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.124          1.142               --
                                                       2010      1.046          1.124               --
                                                       2009      0.905          1.046               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.167          1.041               --
                                                       2010      0.995          1.167               --
                                                       2009      0.792          0.995               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.015          0.994               --
                                                       2010      1.036          1.015               --
                                                       2009      1.054          1.036               --
                                                       2008      1.046          1.054               --
                                                       2007      1.017          1.046               --
                                                       2006      0.998          1.017               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.737          0.727               --
                                                       2008      1.259          0.737               --
                                                       2007      1.334          1.259               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.161          1.091               --
                                                       2010      1.059          1.161               --
                                                       2009      0.819          1.059               --
                                                       2008      1.331          0.819               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743               --
                                                       2008      1.319          0.713               --
                                                       2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998                0
                                                       2010      0.970          1.087           19,602
                                                       2009      0.814          0.970           26,542
                                                       2008      1.362          0.814           26,560
                                                       2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983               --
                                                       2010      0.802          0.909               --
                                                       2009      0.623          0.802               --
                                                       2008      1.068          0.623               --
                                                       2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158               --
                                                       2010      1.063          1.145               --
                                                       2009      0.900          1.063               --
                                                       2008      1.074          0.900               --
                                                       2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078               --
                                                       2010      0.998          1.090               --
                                                       2009      0.824          0.998               --
                                                       2008      1.073          0.824               --
                                                       2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995               --
                                                       2010      0.930          1.030               --
                                                       2009      0.750          0.930               --
                                                       2008      1.074          0.750               --
                                                       2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913           17,158
                                                       2010      0.862          0.968           17,179
                                                       2009      0.682          0.862           17,203
                                                       2008      1.074          0.682           17,227
                                                       2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.219          1.213           36,176
                                                       2010      1.087          1.219           36,176
                                                       2009      0.887          1.087           36,176

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           45,644
                                                       2010      1.172          1.261           46,622
                                                       2009      1.011          1.172           62,555
                                                       2008      1.329          1.011           63,793
                                                       2007      1.303          1.329           60,104
                                                       2006      1.223          1.303          125,530

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.373          1.356               --
                                                       2010      1.258          1.373               --
                                                       2009      1.063          1.258               --
                                                       2008      1.458          1.063               --
                                                       2007      1.384          1.458            2,560
                                                       2006      1.256          1.384            2,560

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884               --
                                                       2010      0.869          0.986               --
                                                       2009      0.634          0.869               --
                                                       2008      1.090          0.634               --
                                                       2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000               --
                                                       2010      0.906          1.035               --
                                                       2009      0.647          0.906               --
                                                       2008      1.138          0.647               --
                                                       2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.271          1.263               --
                                                       2010      0.964          1.271               --
                                                       2009      0.710          0.964               --
                                                       2008      1.084          0.710               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.128          1.167               --
                                                       2010      1.087          1.128               --
                                                       2009      1.062          1.087               --
                                                       2008      1.087          1.062               --
                                                       2007      1.062          1.087               --
                                                       2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.168               --
                                                       2005      1.069          1.107               --
                                                       2004      1.000          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           41,396
                                                       2005      1.115          1.115           42,753
                                                       2004      1.046          1.115           16,047
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210               --
                                                       2008      1.143          1.173          103,283
                                                       2007      1.073          1.143           89,883
                                                       2006      1.056          1.073           89,261
                                                       2005      1.052          1.056           88,432
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.463          1.356               --
                                                       2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839            8,267
                                                       2005      1.528          1.601            8,267
                                                       2004      1.236          1.528            4,239
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.279          1.323               --
                                                       2005      1.241          1.279               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          113,120
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            5,460
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301               --
                                                       2005      1.000          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      1.000          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.910          1.144               --
                                                       2008      1.447          0.910               --
                                                       2007      1.513          1.447               --
                                                       2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.780          0.798               --
                                                       2008      1.400          0.780               --
                                                       2007      1.271          1.400               --
                                                       2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.959          1.746           114,690
                                                       2010      1.792          1.959           258,486
                                                       2009      1.287          1.792           274,841
                                                       2008      2.136          1.287           311,801
                                                       2007      1.902          2.136           303,288
                                                       2006      1.614          1.902           304,714
                                                       2005      1.446          1.614           331,151
                                                       2004      1.303          1.446           244,082
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.654          1.548           524,654
                                                       2010      1.424          1.654           723,162
                                                       2009      1.044          1.424           756,717
                                                       2008      1.905          1.044           769,586
                                                       2007      1.734          1.905           780,739
                                                       2006      1.608          1.734           822,900
                                                       2005      1.415          1.608           823,519
                                                       2004      1.285          1.415           619,614
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.386          1.331           656,284
                                                       2010      1.271          1.386           772,633
                                                       2009      0.990          1.271           808,960
                                                       2008      1.629          0.990           974,095
                                                       2007      1.585          1.629         1,042,503
                                                       2006      1.406          1.585         1,087,505
                                                       2005      1.358          1.406         1,103,873
                                                       2004      1.258          1.358           996,065
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.722          2.846                --
                                                       2006      2.100          2.722                --
                                                       2005      1.677          2.100                --
                                                       2004      1.373          1.677                --
                                                       2003      0.982          1.373                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.442          1.377                --
                                                       2007      1.376          1.442            25,626
                                                       2006      1.208          1.376            25,626
                                                       2005      1.183          1.208            25,626
                                                       2004      1.151          1.183            25,626
                                                       2003      0.971          1.151            25,626
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.252          1.180                --
                                                       2007      1.439          1.252            47,700
                                                       2006      1.418          1.439            49,794
                                                       2005      1.370          1.418            51,780
                                                       2004      1.258          1.370            52,963
                                                       2003      0.976          1.258            47,826
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            21,062
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2011      1.698          1.615            11,741
                                                       2010      1.484          1.698            16,655
                                                       2009      1.120          1.484            19,341
                                                       2008      1.998          1.120             4,384
                                                       2007      1.742          1.998            43,121
                                                       2006      1.598          1.742            44,740
                                                       2005      1.400          1.598            44,572
                                                       2004      1.243          1.400            22,535
                                                       2003      0.991          1.243            22,351
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.393          1.325                --
                                                       2010      1.207          1.393                --
                                                       2009      0.909          1.207                --
                                                       2008      1.584          0.909                --
                                                       2007      1.517          1.584                --
                                                       2006      1.363          1.517                --
                                                       2005      1.154          1.363                --
                                                       2004      1.165          1.154                --
                                                       2003      0.953          1.165                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.366          2.064            76,978
                                                       2010      1.881          2.366            79,192
                                                       2009      1.376          1.881            86,856
                                                       2008      2.330          1.376            79,036
                                                       2007      2.065          2.330            97,311
                                                       2006      1.878          2.065           105,519
                                                       2005      1.626          1.878            95,492
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           315,122
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            90,456
                                                       2006      2.190          2.745           114,480
                                                       2005      1.757          2.190           104,800
                                                       2004      1.440          1.757            56,834
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.778          1.554            55,062
                                                       2010      1.676          1.778            74,641
                                                       2009      1.251          1.676           111,002
                                                       2008      2.144          1.251           113,039
                                                       2007      1.899          2.144           146,322
                                                       2006      1.598          1.899           156,811
                                                       2005      1.483          1.598           151,260
                                                       2004      1.279          1.483            68,412
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            83,262
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055                --
                                                       2004      1.000          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.234          1.272                --
                                                       2005      1.172          1.234            14,308
                                                       2004      1.106          1.172            14,322
                                                       2003      0.994          1.106            14,338
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.583          1.602                --
                                                       2009      1.288          1.583             4,379
                                                       2008      1.855          1.288             4,383
                                                       2007      1.558          1.855            10,968
                                                       2006      1.498          1.558            10,973
                                                       2005      1.363          1.498            10,788
                                                       2004      1.220          1.363            10,794
                                                       2003      0.988          1.220            10,590
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      1.867          1.995                --
                                                       2010      1.534          1.867                --
                                                       2009      1.000          1.534                --
                                                       2008      1.824          1.000                --
                                                       2007      1.532          1.824                --
                                                       2006      1.453          1.532                --
                                                       2005      1.331          1.453                --
                                                       2004      1.353          1.331                --
                                                       2003      0.944          1.353                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.545          1.453                --
                                                       2007      1.444          1.545            31,119
                                                       2006      1.252          1.444            26,415
                                                       2005      1.212          1.252            26,415
                                                       2004      1.185          1.212            26,415
                                                       2003      0.980          1.185            26,415
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.457          1.461           170,373
                                                       2010      1.192          1.457           194,294
                                                       2009      0.905          1.192           278,114
                                                       2008      1.553          0.905           289,925
                                                       2007      1.617          1.553           325,756

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.401          1.406           191,352
                                                       2010      1.271          1.401           200,090
                                                       2009      1.064          1.271           238,607
                                                       2008      1.539          1.064           251,912
                                                       2007      1.493          1.539           245,837

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/00)..................  2011      1.440          1.322           147,242
                                                       2010      1.263          1.440           269,797
                                                       2009      0.998          1.263           309,144
                                                       2008      1.609          0.998           355,136
                                                       2007      1.686          1.609           383,497

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.335          1.298            26,669
                                                       2010      1.243          1.335            29,487
                                                       2009      0.892          1.243            88,519
                                                       2008      1.455          0.892           117,723
                                                       2007      1.459          1.455           167,559

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.348          1.384            17,435
                                                       2010      1.259          1.348            17,453
                                                       2009      1.034          1.259            17,473
                                                       2008      1.642          1.034            17,493
                                                       2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.922          1.906            42,996
                                                       2010      1.570          1.922            45,607
                                                       2009      1.124          1.570            54,189
                                                       2008      1.938          1.124            63,710
                                                       2007      1.801          1.938            73,969
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.939          0.912                --
                                                       2008      1.536          0.939            15,168
                                                       2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.213          1.186                --
                                                       2010      1.106          1.213                --
                                                       2009      0.920          1.106                --
                                                       2008      1.257          0.920                --
                                                       2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.944          0.931                --
                                                       2010      0.884          0.944            25,171
                                                       2009      0.769          0.884            35,956
                                                       2008      0.998          0.769            45,268
                                                       2007      1.006          0.998            47,121
                                                       2006      0.988          1.006            82,653
                                                       2005      0.987          0.988           126,337
                                                       2004      0.997          0.987            77,826
                                                       2003      1.000          0.997            32,192

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.402          1.457                --
                                                       2006      1.375          1.402                --
                                                       2005      1.336          1.375                --
                                                       2004      1.358          1.336                --
                                                       2003      0.961          1.358                --
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.622          1.676                --
                                                       2006      1.493          1.622                --
                                                       2005      1.388          1.493                --
                                                       2004      1.301          1.388                --
                                                       2003      0.949          1.301                --
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.456          1.517                --
                                                       2006      1.324          1.456           112,384
                                                       2005      1.306          1.324           119,210
                                                       2004      1.231          1.306           122,909
                                                       2003      0.967          1.231           106,380
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           151,441
                                                       2005      1.364          1.378           165,498
                                                       2004      1.238          1.364            99,972
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           147,747
                                                       2005      1.520          1.610           165,932
                                                       2004      1.253          1.520            67,744
                                                       2003      1.000          1.253            25,857

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089                --
                                                       2004      1.000          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.718          1.652                --
                                                       2007      1.656          1.718                --
                                                       2006      1.746          1.656                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.710          1.717            37,858
                                                       2010      1.504          1.710            39,787
                                                       2009      1.043          1.504            43,434
                                                       2008      1.406          1.043            49,199
                                                       2007      1.398          1.406            52,600
                                                       2006      1.332          1.398            55,852

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           134,128

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.314          1.288            93,475
                                                       2010      1.193          1.314           109,013
                                                       2009      1.023          1.193           147,468
                                                       2008      1.668          1.023           139,391
                                                       2007      1.662          1.668           126,496

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.871          0.807            35,015
                                                       2010      0.765          0.871            45,444
                                                       2009      0.579          0.765            31,442
                                                       2008      1.013          0.579            48,195
                                                       2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.404          1.234                --
                                                       2010      1.201          1.404                --
                                                       2009      0.951          1.201                --
                                                       2008      1.300          0.951                --
                                                       2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.877          1.579            77,325
                                                       2010      1.644          1.877            93,640
                                                       2009      1.081          1.644            94,460
                                                       2008      1.865          1.081            59,331
                                                       2007      1.922          1.865            58,425
                                                       2006      1.752          1.922            72,912

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.366          1.325            20,473
                                                       2010      1.104          1.366            23,098
                                                       2009      0.841          1.104                --
                                                       2008      1.400          0.841                --
                                                       2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.760          1.596            15,590
                                                       2010      1.640          1.760            20,520
                                                       2009      1.171          1.640            22,182
                                                       2008      2.059          1.171            12,970
                                                       2007      1.613          2.059            16,253
                                                       2006      1.580          1.613             5,443

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.087          1.007             2,771
                                                       2010      0.905          1.087             2,773
                                                       2009      0.676          0.905             2,774
                                                       2008      1.120          0.676            16,021
                                                       2007      1.269          1.120            14,166

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.899          0.887                --
                                                       2008      1.228          0.899                --
                                                       2007      1.181          1.228            10,055
                                                       2006      1.122          1.181                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.727          1.771            48,485
                                                       2010      1.560          1.727            44,918
                                                       2009      1.163          1.560            38,746
                                                       2008      1.457          1.163            63,317
                                                       2007      1.394          1.457            57,100
                                                       2006      1.335          1.394            49,830

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.956          0.901           141,667
                                                       2010      0.779          0.956           173,048
                                                       2009      0.629          0.779           188,702
                                                       2008      1.051          0.629           214,151
                                                       2007      1.068          1.051           254,416
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.870          0.826                --
                                                       2008      1.551          0.870            73,365
                                                       2007      1.417          1.551            77,196
                                                       2006      1.440          1.417            80,378

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.975          0.831                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.110          2.481                --
                                                       2010      2.563          3.110                --
                                                       2009      1.549          2.563                --
                                                       2008      3.549          1.549                --
                                                       2007      2.828          3.549               724

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.434          2.371            77,330
                                                       2008      3.144          1.434            64,917

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.732          1.513                --
                                                       2010      1.590          1.732                --
                                                       2009      1.235          1.590                --
                                                       2008      2.191          1.235                --
                                                       2007      2.094          2.191             8,699

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.624          1.479                --
                                                       2010      1.257          1.624                --
                                                       2009      0.817          1.257                --
                                                       2008      1.478          0.817                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.316          1.435           120,259
                                                       2010      1.246          1.316           136,275
                                                       2009      1.076          1.246           135,430
                                                       2008      1.178          1.076           147,266
                                                       2007      1.117          1.178           189,644

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.438          1.452           550,081
                                                       2010      1.359          1.438           610,834
                                                       2009      1.224          1.359           668,990

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.439          1.343            13,252
                                                       2010      1.265          1.439            13,608
                                                       2009      1.044          1.265            30,441
                                                       2008      1.589          1.044             6,940
                                                       2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.756          1.780            44,098
                                                       2010      1.600          1.756            60,910
                                                       2009      1.229          1.600            50,687
                                                       2008      1.408          1.229            50,687
                                                       2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.987          1.599                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.847            20,787
                                                       2010      0.788          0.902            40,937
                                                       2009      0.681          0.788            82,558
                                                       2008      1.092          0.681           102,228
                                                       2007      1.073          1.092           191,645
                                                       2006      1.001          1.073           147,048

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.968          0.862           136,893
                                                       2010      0.825          0.968           130,303
                                                       2009      0.667          0.825           136,181
                                                       2008      0.972          0.667           190,705
                                                       2007      1.025          0.972           208,915
                                                       2006      1.003          1.025            84,786

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.389          1.338            12,398
                                                       2010      1.236          1.389            22,776
                                                       2009      0.994          1.236            23,493

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.551          1.470            36,014
                                                       2010      1.377          1.551            37,512
                                                       2009      0.943          1.377            40,342
                                                       2008      1.777          0.943            44,812
                                                       2007      1.509          1.777            47,451
                                                       2006      1.552          1.509            49,974

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.216          1.268                --
                                                       2010      1.147          1.216                --
                                                       2009      1.071          1.147                --
                                                       2008      1.134          1.071                --
                                                       2007      1.091          1.134                --
                                                       2006      1.054          1.091                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.116          1.133                --
                                                       2010      1.041          1.116                --
                                                       2009      0.900          1.041                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.247          1.111            83,026
                                                       2010      1.064          1.247           170,307
                                                       2009      0.848          1.064           173,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.999          0.977            66,498
                                                       2010      1.021          0.999            66,543
                                                       2009      1.039          1.021           155,858
                                                       2008      1.033          1.039           289,706
                                                       2007      1.005          1.033                --
                                                       2006      0.987          1.005                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.771          0.761                --
                                                       2008      1.319          0.771                --
                                                       2007      1.399          1.319             6,394

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.193          1.120                --
                                                       2010      1.089          1.193                --
                                                       2009      0.843          1.089            25,626
                                                       2008      1.372          0.843            25,626

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.744          0.775                --
                                                       2008      1.379          0.744           114,994
                                                       2007      1.356          1.379           116,556
                                                       2006      1.343          1.356           119,729

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.172          1.075            29,841
                                                       2010      1.047          1.172            64,936
                                                       2009      0.879          1.047            68,435
                                                       2008      1.474          0.879            72,634
                                                       2007      1.447          1.474           107,201
                                                       2006      1.417          1.447           119,110

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.905          0.978                --
                                                       2010      0.799          0.905                --
                                                       2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.140          1.151                --
                                                       2010      1.059          1.140                --
                                                       2009      0.898          1.059                --
                                                       2008      1.072          0.898                --
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.085          1.072            27,089
                                                       2010      0.994          1.085            71,993
                                                       2009      0.822          0.994            73,684
                                                       2008      1.071          0.822            75,677
                                                       2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.025          0.989           444,856
                                                       2010      0.926          1.025           321,497
                                                       2009      0.748          0.926           327,227
                                                       2008      1.072          0.748             6,664
                                                       2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.964          0.907                --
                                                       2010      0.859          0.964                --
                                                       2009      0.680          0.859                --
                                                       2008      1.072          0.680                --
                                                       2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.294          1.287             8,567
                                                       2010      1.156          1.294             9,768
                                                       2009      0.943          1.156            10,588

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.304          1.304           147,691
                                                       2010      1.214          1.304           293,121
                                                       2009      1.048          1.214           299,738
                                                       2008      1.379          1.048           319,570
                                                       2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.337                --
                                                       2010      1.244          1.356                --
                                                       2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.981          0.879            41,096
                                                       2010      0.865          0.981            46,089
                                                       2009      0.633          0.865            85,127
                                                       2008      1.088          0.633           110,071
                                                       2007      1.047          1.088           133,447
                                                       2006      0.996          1.047           139,807

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.030          0.994            17,658
                                                       2010      0.902          1.030            18,206
                                                       2009      0.645          0.902            18,823
                                                       2008      1.136          0.645            20,571
                                                       2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.383          1.372            28,636
                                                       2010      1.049          1.383            29,877
                                                       2009      0.774          1.049            32,223
                                                       2008      1.182          0.774            35,928

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.120          1.158                --
                                                       2010      1.081          1.120                --
                                                       2009      1.057          1.081                --
                                                       2008      1.083          1.057                --
                                                       2007      1.060          1.083                --
                                                       2006      1.028          1.060                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.980          0.987                --
                                                       2005      0.974          0.980                --
                                                       2004      0.985          0.974                --
                                                       2003      0.999          0.985                --
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.000          1.068                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           299,745
                                                       2005      1.110          1.109           430,006
                                                       2004      1.042          1.110           406,388
                                                       2003      1.000          1.042            82,523

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.184          1.221                --
                                                       2008      1.155          1.184           553,011
                                                       2007      1.086          1.155           526,678
                                                       2006      1.069          1.086           638,934
                                                       2005      1.067          1.069           654,436
                                                       2004      1.040          1.067           578,324
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.602          1.483                --
                                                       2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            56,570
                                                       2005      1.765          1.848            55,526
                                                       2004      1.430          1.765            25,183
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            96,363
                                                       2004      1.223          1.274            94,278
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.255          1.335                --
                                                       2005      1.278          1.255            52,858
                                                       2004      1.230          1.278            54,485
                                                       2003      0.995          1.230            46,580
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.602          1.746                --
                                                       2005      1.456          1.602                --
                                                       2004      1.278          1.456                --
                                                       2003      0.977          1.278                --
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351           119,906
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.302          1.332                --
                                                       2005      1.297          1.302            59,245
                                                       2004      1.201          1.297            61,070
                                                       2003      1.003          1.201            52,061
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.360          1.405                --
                                                       2005      1.320          1.360                --
                                                       2004      1.220          1.320                --
                                                       2003      0.978          1.220                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           150,031
                                                       2004      1.153          1.308           152,236
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            52,606
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            72,663
                                                       2004      1.259          1.426            71,995
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.066          1.054                --
                                                       2005      1.072          1.066                --
                                                       2004      1.061          1.072                --
                                                       2003      1.014          1.061                --
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353           108,946
                                                       2004      1.257          1.355           108,950
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.300                --
                                                       2005      1.000          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.993          0.961                --
                                                       2008      1.582          0.993            32,733
                                                       2007      1.656          1.582            59,052
                                                       2006      1.458          1.656            64,046
                                                       2005      1.432          1.458           258,418
                                                       2004      1.247          1.432           282,224
                                                       2003      0.974          1.247           263,122
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.814          0.833                --
                                                       2008      1.462          0.814                --
                                                       2007      1.329          1.462                --
                                                       2006      1.273          1.329                --
                                                       2005      1.206          1.273            61,960
                                                       2004      1.188          1.206            61,960
                                                       2003      0.966          1.188            61,960
                                                       2002      1.000          0.966                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,906,615         $ 873,881        $ 11,151,389  $ 148,056,410
  Due from MetLife Insurance
     Company of Connecticut                      29                --                  --             75
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,906,644           873,881          11,151,389    148,056,485
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,045,760
  Net assets from contracts in payout            --                --                  --         10,725
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS DELAWARE VIP SMALL
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME          CAP VALUE
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                      -------------- -------------- -------------- ------------------
ASSETS:
  Investments at fair value              $ 3,907,284  $ 323,136,906  $ 275,593,870       $ 12,653,737
  Due from MetLife Insurance
     Company of Connecticut                       --            132            176                 18
                                      -------------- -------------- -------------- ------------------
       Total Assets                        3,907,284    323,137,038    275,594,046         12,653,755
                                      -------------- -------------- -------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        4             --             --                 --
                                      -------------- -------------- -------------- ------------------
       Total Liabilities                           4             --             --                 --
                                      -------------- -------------- -------------- ------------------
NET ASSETS                               $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 3,907,280  $ 323,123,373  $ 275,586,990       $ 12,653,755
  Net assets from contracts in payout             --         13,665          7,056                 --
                                      -------------- -------------- -------------- ------------------
       Total Net Assets                  $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================

The accompanying notes are an integral part of these financial statements.

  DREYFUS SOCIALLY DWS I CAPITAL DWS II DREMAN SMALL DWS II GLOBAL DWS II GOVERNMENT &  FIDELITY VIP
RESPONSIBLE GROWTH        GROWTH       MID CAP VALUE      THEMATIC   AGENCY SECURITIES    CONTRAFUND
        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,940         $ 8,260,993   $ 3,026,974         $ 6,487,433 $ 223,714,874
                --            22                  12            --                   5           211
------------------ ------------- ------------------- ------------- ------------------- -------------
           663,326    10,582,962           8,261,005     3,026,974           6,487,438   223,715,085
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,660,925
                --            --                  --            --                  --        54,160
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         FIDELITY VIP
                                      DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH
                                         APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP
                                           SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      --------------- ------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 2,068,676 $ 213,824,135      $ 25,924,815        $ 267,439,764
  Due from MetLife Insurance
     Company of Connecticut                        --            --                --                  180
                                      --------------- ------------- ----------------- --------------------
       Total Assets                         2,068,676   213,824,135        25,924,815          267,439,944
                                      --------------- ------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
       Total Liabilities                           55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
NET ASSETS                                $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 2,068,621 $ 213,448,893      $ 25,880,201        $ 267,316,429
  Net assets from contracts in payout              --       375,241            44,604              123,515
                                      --------------- ------------- ----------------- --------------------
       Total Net Assets                   $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================

The accompanying notes are an integral part of these financial statements.

                   FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
  FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS   FTVIPT TEMPLETON
INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES FOREIGN SECURITIES
       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,965     $ 22,145,019      $ 34,957,692      $ 33,103,290       $ 25,682,023       $ 95,843,879
               33               44               105                --                 --                 81
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
       38,466,998       22,145,063        34,957,797        33,103,290         25,682,023         95,843,960
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================
     $ 38,429,401     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,677,730       $ 95,833,781
           37,597               --                --                --              4,225             10,179
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         INVESCO V.I.          INVESCO V.I.  INVESCO V.I.
                                      DIVIDEND GROWTH GOVERNMENT SECURITIES S&P 500 INDEX INVESCO V.I. UTILITIES
                                           SUBACCOUNT            SUBACCOUNT    SUBACCOUNT             SUBACCOUNT
                                      --------------- --------------------- ------------- ----------------------
ASSETS:
  Investments at fair value               $ 1,552,418          $ 20,877,259   $ 3,145,079            $ 2,366,747
  Due from MetLife Insurance
     Company of Connecticut                        --                     1            --                     12
                                      --------------- --------------------- ------------- ----------------------
       Total Assets                         1,552,418            20,877,260     3,145,079              2,366,759
                                      --------------- --------------------- ------------- ----------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Liabilities                            7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
NET ASSETS                                $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
  Net assets from contracts in payout              --                    --            --                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Net Assets                   $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================

The accompanying notes are an integral part of these financial statements.

  INVESCO V.I. INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
    VAN KAMPEN   VAN KAMPEN        VAN KAMPEN        VAN KAMPEN  JANUS ASPEN
CAPITAL GROWTH     COMSTOCK EQUITY AND INCOME GROWTH AND INCOME   ENTERPRISE JANUS ASPEN OVERSEAS
    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,567  $ 8,042,587     $ 103,925,506      $ 95,293,667 $ 13,553,246         $ 53,633,633
            21           --                --                16          103                   22
-------------- ------------ ----------------- ----------------- ------------ --------------------
    11,358,588    8,042,587       103,925,506        95,293,683   13,553,349           53,633,655
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,563,384
            --           --                --                --           --               70,271
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                                          LMPVET
                                                                LMPVET               LMPVET CLEARBRIDGE VARIABLE
                                      JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
                                        WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              BUILDER
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      ----------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value             $ 797,205        $ 392,842,579        $ 345,221,289        $ 135,638,195
  Due from MetLife Insurance
     Company of Connecticut                    --                  104                   --                    5
                                      ----------- -------------------- -------------------- --------------------
       Total Assets                       797,205          392,842,683          345,221,289          135,638,200
                                      ----------- -------------------- -------------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                    39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
       Total Liabilities                       39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
NET ASSETS                              $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 797,166        $ 392,642,524        $ 345,180,315        $ 135,597,017
  Net assets from contracts in payout          --              200,159               40,754               41,183
                                      ----------- -------------------- -------------------- --------------------
       Total Net Assets                 $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET
CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET               LMPVET LMPVET INVESTMENT
         FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE
       ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE     SMALL CAP GROWTH  SOCIAL AWARENESS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,570         $ 99,836,801        $ 134,081,121         $ 42,401,047         $ 59,480,516      $ 43,793,675
                 119                   44                   22                   22                   52                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
         354,783,689           99,836,845          134,081,143           42,401,069           59,480,568        43,793,675
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================
       $ 354,685,273         $ 99,825,768        $ 134,034,844         $ 42,389,522         $ 59,470,419      $ 43,793,657
              98,416               11,077               46,299               11,547               10,149                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                  LMPVET             LMPVET             LMPVET        LMPVIT WESTERN
                                      VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE ASSET VARIABLE GLOBAL
                                          ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%       HIGH YIELD BOND
                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------------ ------------------ ------------------ ---------------------
ASSETS:
  Investments at fair value                 $ 77,471,716       $ 43,491,073       $ 27,425,050          $ 11,544,769
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Assets                           77,471,716         43,491,073         27,425,050            11,544,769
                                      ------------------ ------------------ ------------------ ---------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                           11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
       Total Liabilities                              11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
NET ASSETS                                  $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 77,425,892       $ 43,491,060       $ 27,425,036          $ 11,544,768
  Net assets from contracts in payout             45,813                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Net Assets                     $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

     LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE HIGH FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
             INCOME     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,049    $ 1,813,964   $ 1,437,023    $ 1,349,865     $ 240,466,590  $ 132,699,673
                 --             --            --             --                --             --
------------------- -------------- ------------- -------------- ----------------- --------------
        113,968,049      1,813,964     1,437,023      1,349,865       240,466,590    132,699,673
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============
      $ 113,924,944    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 237,821,998  $ 132,651,796
             43,074             --            --             --         2,644,591         47,858
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 46,041,552        $ 69,887,990      $ 11,958,751  $ 63,201,023
  Due from MetLife Insurance
     Company of Connecticut                       --                  14                 1            42
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       46,041,552          69,888,004        11,958,752    63,201,065
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                       40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 46,041,051        $ 69,881,632      $ 11,953,217  $ 63,198,102
  Net assets from contracts in payout            461               6,372             5,535         2,963
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LOOMIS SAYLES MIST LORD ABBETT
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH     GLOBAL MARKETS   BOND DEBENTURE
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,813    $ 460,047,207 $ 78,292,584       $ 2,996,588      $ 150,849,575     $ 57,917,571
               9              293           --                --                 --               --
---------------- ---------------- ------------ ----------------- ------------------ ----------------
      12,577,822      460,047,500   78,292,584         2,996,588        150,849,575       57,917,571
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================
    $ 12,577,822    $ 459,583,486 $ 78,285,412       $ 2,996,585      $ 150,582,116     $ 57,912,472
              --          464,014        7,137                --            267,452            5,072
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST LORD ABBETT      MIST MET/EATON MIST MET/FRANKLIN MIST MET/TEMPLETON
                                         MID CAP VALUE VANCE FLOATING RATE     MUTUAL SHARES             GROWTH
                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ------------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 45,537,206         $ 1,239,402         $ 933,133       $ 44,468,892
  Due from MetLife Insurance
     Company of Connecticut                         76                  --                --                 18
                                      ---------------- ------------------- ----------------- ------------------
       Total Assets                         45,537,282           1,239,402           933,133         44,468,910
                                      ---------------- ------------------- ----------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Liabilities                            --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
NET ASSETS                                $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 45,532,724         $ 1,239,402         $ 933,129       $ 44,468,910
  Net assets from contracts in payout            4,558                  --                --                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Net Assets                   $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH
AGGRESSIVE STRATEGY BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,508      $ 21,835,594    $ 18,833,177      $ 14,146,309      $ 74,235,988      $ 99,020,717
                 --                 5               6                 5                17                --
------------------- ----------------- --------------- ----------------- ----------------- -----------------
         49,596,508        21,835,599      18,833,183        14,146,314        74,236,005        99,020,717
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,233,546      $ 98,976,189
                 --                --              --                --             2,459            44,522
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST MORGAN                               MIST PIMCO
                                      STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
                                               GROWTH CAPITAL APPRECIATION                BOND           RETURN
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                      --------------- -------------------- ------------------- ----------------
ASSETS:
  Investments at fair value              $ 12,905,012        $ 284,007,058       $ 115,644,599    $ 397,228,580
  Due from MetLife Insurance
     Company of Connecticut                        --                   --                  36               70
                                      --------------- -------------------- ------------------- ----------------
       Total Assets                        12,905,012          284,007,058         115,644,635      397,228,650
                                      --------------- -------------------- ------------------- ----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
       Total Liabilities                           16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
NET ASSETS                               $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 12,904,996        $ 283,799,677       $ 115,611,099    $ 397,204,541
  Net assets from contracts in payout              --              207,357              33,536           24,109
                                      --------------- -------------------- ------------------- ----------------
       Total Net Assets                  $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================

The accompanying notes are an integral part of these financial statements.

                      MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF    LARGE CAP VALUE
       SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,636    $ 224,047,103 $ 8,570,802    $ 117,213,933    $ 141,546,860      $ 117,195,190
               --               19          --               --               --                 83
----------------- ---------------- ----------- ---------------- ---------------- ------------------
       60,273,636      224,047,122   8,570,802      117,213,933      141,546,860        117,195,273
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================
     $ 60,249,607    $ 223,958,613 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,190,068
           24,019           88,509          --               --               --              5,205
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,490,862     $ 125,154,303     $ 2,427,478   $ 168,446,905
  Due from MetLife Insurance
     Company of Connecticut                           --                56               5              --
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,490,862       125,154,359       2,427,483     168,446,905
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                            9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                               9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,490,853     $ 125,036,927     $ 2,427,483   $ 168,417,596
  Net assets from contracts in payout                 --           117,432              --          29,296
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                      MSF BARCLAYS
  MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
MULTI CAP GROWTH        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,257     $ 103,893,644      $ 90,389,388      $ 250,881,227 $ 241,546,522    $ 15,175,773
              14                --               109                433             7               8
---------------- ----------------- ----------------- ------------------ ------------- ---------------
       1,037,271       103,893,644        90,389,497        250,881,660   241,546,529      15,175,781
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============
     $ 1,037,271     $ 103,664,480      $ 90,381,838      $ 250,696,503 $ 240,948,920    $ 15,175,781
              --           229,152             7,659            185,157       597,609              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 206,179,928 $ 396,781,273     $ 110,626,658 $ 75,345,419
  Due from MetLife Insurance
     Company of Connecticut                        232           110               125          213
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        206,180,160   396,781,383       110,626,783   75,345,632
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 205,989,604 $ 396,638,630     $ 110,612,109 $ 75,344,394
  Net assets from contracts in payout          190,556       142,753            14,674        1,238
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL  MSF METLIFE         MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL CONSERVATIVE     CONSERVATIVE TO
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY   ALLOCATION MODERATE ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,268       $ 1,346,976     $ 2,053,471           $ 115,818 $ 37,895,248        $ 85,251,517
                 --                 6              26                  --           --                  --
------------------- ----------------- --------------- ------------------- ------------ -------------------
         43,819,268         1,346,982       2,053,497             115,818   37,895,248          85,251,517
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,247,183
                 --                --              --                  --           --               4,320
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                    MSF METLIFE
                                      MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
                                      CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                      --------------- ------------------- --------------------- -----------------
ASSETS:
  Investments at fair value               $ 7,567,185       $ 387,765,144         $ 318,588,634     $ 710,740,388
  Due from MetLife Insurance
     Company of Connecticut                        --                   4                    --               163
                                      --------------- ------------------- --------------------- -----------------
       Total Assets                         7,567,185         387,765,148           318,588,634       710,740,551
                                      --------------- ------------------- --------------------- -----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
       Total Liabilities                            5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
NET ASSETS                                $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 7,567,180       $ 387,765,148         $ 318,545,782     $ 710,033,379
  Net assets from contracts in payout              --                  --                42,834           707,172
                                      --------------- ------------------- --------------------- -----------------
       Total Net Assets                   $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

                                                               MSF NEUBERGER
MSF MFS TOTAL               MSF MORGAN STANLEY  MSF NEUBERGER BERMAN MID CAP MSF OPPENHEIMER
       RETURN MSF MFS VALUE         EAFE INDEX BERMAN GENESIS          VALUE   GLOBAL EQUITY
   SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,717  $ 63,956,004       $ 56,199,025       $ 20,006   $ 14,451,063   $ 301,581,493
          269            20                 --             --             29             124
------------- ------------- ------------------ -------------- -------------- ---------------
  499,287,986    63,956,024         56,199,025         20,006     14,451,092     301,581,617
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============
$ 498,911,417  $ 63,940,331       $ 56,122,222       $ 20,005   $ 14,451,092   $ 301,494,646
      376,569        15,693             76,784             --             --          86,971
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 93,301,313      $ 38,361,873      $ 97,794,779         $ 59,620,518
  Due from MetLife Insurance
     Company of Connecticut                         --                17                10                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                         93,301,313        38,361,890        97,794,789           59,620,518
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                                $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 93,226,420      $ 38,356,799      $ 97,785,522         $ 59,609,125
  Net assets from contracts in payout           74,875             5,091             9,267               11,393
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                   $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET                                                              PIONEER VCT       PIONEER VCT
  MANAGEMENT U.S. PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY          IBBOTSON IBBOTSON MODERATE
       GOVERNMENT              VALUE EMERGING MARKETS             INCOME GROWTH ALLOCATION        ALLOCATION
       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,330       $ 10,766,608     $ 15,409,907       $ 19,180,885     $ 217,767,447     $ 116,552,411
               --                  8               80                 43                32                28
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
      148,935,330         10,766,616       15,409,987         19,180,928       217,767,479       116,552,439
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================
    $ 148,861,994       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
           73,298                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                        PIONEER VCT PIONEER VCT REAL
                                      MID CAP VALUE    ESTATE SHARES  UIF GROWTH UIF U.S. REAL ESTATE
                                         SUBACCOUNT       SUBACCOUNT  SUBACCOUNT           SUBACCOUNT
                                      ------------- ---------------- ----------- --------------------
ASSETS:
  Investments at fair value            $ 32,437,447     $ 13,366,609 $ 7,349,789         $ 15,642,007
  Due from MetLife Insurance
     Company of Connecticut                      23               29          21                   --
                                      ------------- ---------------- ----------- --------------------
       Total Assets                      32,437,470       13,366,638   7,349,810           15,642,007
                                      ------------- ---------------- ----------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
       Total Liabilities                         --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
NET ASSETS                             $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
  Net assets from contracts in payout            --               --          --                   --
                                      ------------- ---------------- ----------- --------------------
       Total Net Assets                $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================

The accompanying notes are an integral part of these financial statements.

 WELLS FARGO VT
SMALL CAP VALUE
     SUBACCOUNT
---------------
    $ 3,218,601
             --
---------------
      3,218,601
---------------
             19
---------------
             19
---------------
    $ 3,218,582
===============
    $ 3,218,582
             --
---------------
    $ 3,218,582
===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                            ALLIANCEBERNSTEIN
                                           ALGER CAPITAL      GLOBAL THEMATIC                        AMERICAN FUNDS
                                            APPRECIATION               GROWTH    AMERICAN FUNDS BOND  GLOBAL GROWTH
                                              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT     SUBACCOUNT
                                           ---------------- -------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ --              $ 4,144              $ 329,756    $ 2,198,241
                                           ---------------- -------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   67,573               18,151                152,585      2,839,258
     Administrative charges                        5,816                1,734                 15,665        251,726
                                           ---------------- -------------------- ------------------- -----------------
        Total expenses                            73,389               19,885                168,250      3,090,984
                                           ---------------- -------------------- ------------------- -----------------
           Net investment income (loss)          (73,389)             (15,741)               161,506       (892,743)
                                           ---------------- -------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --                   --                     --             --
     Realized gains (losses) on sale of
        investments                              193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
           Net realized gains (losses)           193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (296,244)            (338,252)                27,858    (22,994,961)
                                           ---------------- -------------------- ------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (103,152)            (262,437)               274,669    (17,208,451)
                                           ---------------- -------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (176,541)          $ (278,178)             $ 436,175  $ (18,101,194)
                                           ================ ==================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS
  GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    DELAWARE VIP SMALL      DREYFUS SOCIALLY    DWS I CAPITAL
CAPITALIZATION            GROWTH     GROWTH-INCOME             CAP VALUE    RESPONSIBLE GROWTH           GROWTH
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
      $ 97,971       $ 2,243,819       $ 4,570,797             $ 111,979               $ 4,039         $ 39,007
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
        98,051         6,230,865         5,274,021               151,194                10,932          198,854
        10,047           542,999           461,353                 4,828                   889           16,314
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       108,098         6,773,864         5,735,374               156,022                11,821          215,168
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       (10,127)       (4,530,045)       (1,164,577)              (44,043)               (7,782)        (176,161)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
            --                --                --                    --                    --               --
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,772,730)      (20,479,662)       (9,204,681)           (3,161,046)              (13,196)        (982,632)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,388,271)      (15,766,138)       (9,644,068)              606,653                (3,161)        (800,954)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
  $ (1,398,398)    $ (20,296,183)    $ (10,808,645)            $ 562,610             $ (10,943)      $ (977,115)
================= ================= ================= ===================== ===================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           DWS II DREMAN SMALL    DWS II GLOBAL    DWS II GOVERNMENT &  FIDELITY VIP
                                                 MID CAP VALUE         THEMATIC      AGENCY SECURITIES    CONTRAFUND
                                                    SUBACCOUNT       SUBACCOUNT             SUBACCOUNT    SUBACCOUNT
                                           ---------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
     Dividends                                        $ 64,948          $ 9,472              $ 222,497   $ 1,926,729
                                           ---------------------- ---------------- ------------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                        173,443           70,645                104,510     3,566,198
     Administrative charges                             14,295            5,809                  8,700       202,669
                                           ---------------------- ---------------- ------------------- ----------------
        Total expenses                                 187,738           76,454                113,210     3,768,867
                                           ---------------------- ---------------- ------------------- ----------------
           Net investment income (loss)               (122,790)         (66,982)               109,287    (1,842,138)
                                           ---------------------- ---------------- ------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                            --               --                 92,053            --
     Realized gains (losses) on sale of
        investments                                   (387,338)        (336,640)                42,179    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)                (387,338)        (336,640)               134,232    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (248,873)        (180,709)                35,389    (4,937,022)
                                           ---------------------- ---------------- ------------------- ----------------
     Net realized and change in unrealized
        gains (losses) on investments                 (636,211)        (517,349)               169,621    (8,384,157)
                                           ---------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (759,001)      $ (584,331)             $ 278,908 $ (10,226,295)
                                           ====================== ================ =================== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP                                                                                        FTVIPT FRANKLIN
DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN    RISING DIVIDENDS
   APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES          SECURITIES
     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
           $ --      $ 5,546,727          $ 1,798,866                $ 65,644          $ 2,630,819           $ 344,684
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         31,846        2,870,324              342,076               4,397,201              707,064             403,406
          2,216           17,014                   94                 245,867               65,722              33,920
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,062        2,887,338              342,170               4,643,068              772,786             437,326
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (34,062)       2,659,389            1,456,696              (4,577,424)           1,858,033             (92,642)
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
             --               --                   --                 515,776                   --                  --
         34,857       (2,487,608)            (572,908)              6,025,673              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,857       (2,487,608)            (572,908)              6,541,449              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (96,275)        (711,393)            (101,925)            (40,829,193)          (2,039,182)            492,548
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (61,418)      (3,199,001)            (674,833)            (34,287,744)          (1,477,326)          1,001,594
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
      $ (95,480)      $ (539,612)           $ 781,863           $ (38,865,168)           $ 380,707           $ 908,952
================== ================ ==================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             FTVIPT FRANKLIN                           FTVIPT TEMPLETON
                                               SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON
                                           GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- -------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                          $ --            $ 881,917             $ 296,899           $ 2,036,085
                                           -------------------- -------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                      684,762              612,490               361,422             1,970,679
     Administrative charges                           53,263               61,402                   719               151,474
                                           -------------------- -------------------- --------------------- ---------------------
        Total expenses                               738,025              673,892               362,141             2,122,153
                                           -------------------- -------------------- --------------------- ---------------------
           Net investment income (loss)             (738,025)             208,025               (65,242)              (86,068)
                                           -------------------- -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                    --                    --
     Realized gains (losses) on sale of
        investments                                1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
           Net realized gains (losses)             1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (3,391,329)            (432,198)           (5,395,367)          (14,200,122)
                                           -------------------- -------------------- --------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments             (1,632,950)          (1,129,463)           (5,382,565)          (13,301,789)
                                           -------------------- -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,370,975)          $ (921,438)         $ (5,447,807)        $ (13,387,857)
                                           ==================== ==================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                         INVESCO V.I.      INVESCO V.I.
   INVESCO V.I.             INVESCO V.I.     INVESCO V.I.                                  VAN KAMPEN        VAN KAMPEN
DIVIDEND GROWTH    GOVERNMENT SECURITIES    S&P 500 INDEX    INVESCO V.I. UTILITIES    CAPITAL GROWTH          COMSTOCK
     SUBACCOUNT           SUBACCOUNT (a)       SUBACCOUNT                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT (a)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
       $ 27,157                     $ --        $ 115,309                  $ 73,633              $ --              $ --
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         35,496                  256,575          122,956                    41,379           217,479            88,337
          2,731                   24,075            9,789                     3,339            19,408             8,656
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         38,227                  280,650          132,745                    44,718           236,887            96,993
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (11,070)                (280,650)         (17,436)                   28,915          (236,887)          (96,993)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
             --                       --               --                        --                --                --
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (45,194)               1,275,198         (334,887)                  316,207        (1,481,583)         (920,303)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (27,755)               1,554,628         (124,103)                  282,570          (583,030)       (1,034,775)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
      $ (38,825)             $ 1,273,978       $ (141,539)                $ 311,485        $ (819,917)     $ (1,131,768)
================== ======================== ================ ========================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                INVESCO V.I.         INVESCO V.I.
                                                  VAN KAMPEN           VAN KAMPEN    JANUS ASPEN
                                           EQUITY AND INCOME    GROWTH AND INCOME     ENTERPRISE    JANUS ASPEN OVERSEAS
                                                  SUBACCOUNT           SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
                                           -------------------- -------------------- -------------- -----------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,369,388          $ 1,138,255           $ --               $ 282,656
                                           -------------------- -------------------- -------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,909,138            1,734,464        220,365                 959,294
     Administrative charges                          190,881              172,143         18,396                  10,188
                                           -------------------- -------------------- -------------- -----------------------
        Total expenses                             2,100,019            1,906,607        238,761                 969,482
                                           -------------------- -------------------- -------------- -----------------------
           Net investment income (loss)              269,369             (768,352)      (238,761)               (686,826)
                                           -------------------- -------------------- -------------- -----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --             --                 743,470
     Realized gains (losses) on sale of
        investments                                3,304,871            2,595,490      1,018,681               1,426,056
                                           -------------------- -------------------- -------------- -----------------------
           Net realized gains (losses)             3,304,871            2,595,490      1,018,681               2,169,526
                                           -------------------- -------------------- -------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (6,928,875)          (5,959,759)    (1,209,794)            (29,566,214)
                                           -------------------- -------------------- -------------- -----------------------
     Net realized and change in unrealized
        gains (losses) on investments             (3,624,004)          (3,364,269)      (191,113)            (27,396,688)
                                           -------------------- -------------------- -------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,354,635)        $ (4,132,621)    $ (429,874)          $ (28,083,514)
                                           ==================== ==================== ============== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET                  LMPVET
                             LMPVET                  LMPVET    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE                LMPVET
JANUS ASPEN    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE           EQUITY INCOME             FUNDAMENTAL  CLEARBRIDGE VARIABLE
  WORLDWIDE       AGGRESSIVE GROWTH            APPRECIATION                 BUILDER           ALL CAP VALUE      LARGE CAP GROWTH
 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
    $ 4,495               $ 757,258             $ 5,692,168             $ 4,484,069             $ 5,153,897             $ 475,222
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,357               6,687,925               5,697,607               2,358,025               5,915,885             1,688,011
         40                 597,823                 569,973                 208,067                 533,693               145,697
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,397               7,285,748               6,267,580               2,566,092               6,449,578             1,833,708
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
       (902)             (6,528,490)               (575,412)              1,917,977              (1,295,681)           (1,358,486)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
         --                      --                      --                      --                      --                    --
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (150,745)            (15,938,881)               (460,520)             11,691,431             (27,146,877)           (4,786,309)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (134,691)             13,898,558               4,823,626               3,716,029             (29,571,404)             (925,102)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
 $ (135,593)            $ 7,370,068             $ 4,248,214             $ 5,634,006           $ (30,867,085)         $ (2,283,588)
============== ======================= ======================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                         LMPVET                 LMPVET                  LMPVET   LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE           MID CAP CORE        SMALL CAP GROWTH    SOCIAL AWARENESS
                                                     SUBACCOUNT             SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                           ---------------------- ----------------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ 3,090,773                   $ --                    $ --           $ 508,700
                                           ---------------------- ----------------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                       1,899,103                811,254                 990,867             623,634
     Administrative charges                             183,069                 78,309                  79,699              22,871
                                           ---------------------- ----------------------- ---------------------- -----------------
        Total expenses                                2,082,172                889,563               1,070,566             646,505
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net investment income (loss)               1,008,601               (889,563)             (1,070,566)           (137,805)
                                           ---------------------- ----------------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             --                     --               1,000,272                  --
     Realized gains (losses) on sale of
        investments                                  (3,263,606)             1,201,339               2,639,385             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net realized gains (losses)               (3,263,606)             1,201,339               3,639,657             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                7,717,041             (2,733,518)             (2,303,613)           (766,908)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments                 4,453,435             (1,532,179)              1,336,044            (474,926)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 5,462,036           $ (2,421,742)              $ 265,478          $ (612,731)
                                           ====================== ======================= ====================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

            LMPVET                LMPVET                LMPVET           LMPVIT WESTERN         LMPVIT WESTERN     MIST AMERICAN
VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    FUNDS BALANCED
    ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%          HIGH YIELD BOND                 INCOME        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
       $ 2,091,244             $ 890,906             $ 434,599                $ 946,148           $ 10,518,743          $ 31,731
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,175,625               627,522               393,723                  221,881              1,968,498            16,507
           132,078                73,825                46,480                   19,364                195,510                37
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,307,703               701,347               440,203                  241,245              2,164,008            16,544
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           783,541               189,559                (5,604)                 704,903              8,354,735            15,187
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
                --                    --                    --                       --                     --             1,397
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           87,253
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           88,650
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
        (1,482,053)             (543,178)             (581,634)                (609,805)            (2,567,605)         (158,223)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
          (830,892)             (942,335)             (998,854)                (675,593)            (6,670,470)          (69,573)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         $ (47,351)           $ (752,776)         $ (1,004,458)                $ 29,310            $ 1,684,265         $ (54,386)
===================== ===================== ===================== ======================== ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ---------------- ----------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                  $ 25,264          $ 19,941          $ 3,902,056       $ 9,990,632
                                           ---------------- ----------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   16,519            10,216            3,013,836         2,080,482
     Administrative charges                           42                28                   --           140,636
                                           ---------------- ----------------- -------------------- -----------------
        Total expenses                            16,561            10,244            3,013,836         2,221,118
                                           ---------------- ----------------- -------------------- -----------------
           Net investment income (loss)            8,703             9,697              888,220         7,769,514
                                           ---------------- ----------------- -------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --             6,251                   --                --
     Realized gains (losses) on sale of
        investments                               70,376            18,528           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
           Net realized gains (losses)            70,376            24,779           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (198,256)          (44,519)           6,658,661        (8,138,446)
                                           ---------------- ----------------- -------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (127,880)          (19,740)            (171,621)       (6,165,614)
                                           ---------------- ----------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (119,177)        $ (10,043)           $ 716,599       $ 1,603,900
                                           ================ ================= ==================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 519,711            $ 3,371,431            $ 258,594         $ 22,752                $ --         $ 9,478,407
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       736,203              1,221,089              224,086        1,190,935             227,647           6,453,905
        70,254                 80,873               13,270           94,285              14,757             112,542
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       806,457              1,301,962              237,356        1,285,220             242,404           6,566,447
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (286,746)             2,069,469               21,238       (1,262,468)           (242,404)          2,911,960
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     1,772,980             (1,177,992)          (2,311,385)      (8,551,550)           (841,194)        (41,942,954)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       (38,515)            (7,387,879)          (1,757,216)     (10,715,077)           (212,524)        (46,494,198)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    $ (325,261)          $ (5,318,410)        $ (1,735,978)   $ (11,977,545)         $ (454,928)      $ (43,582,238)
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS      BOND DEBENTURE
                                             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------- -------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                $ 805,944                 $ --           $ 4,205,726         $ 4,073,827
                                           --------------- -------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        charges                               1,207,729               32,761             2,069,926             927,707
     Administrative charges                      68,747                2,696                 1,380              84,294
                                           --------------- -------------------- --------------------- -------------------
        Total expenses                        1,276,476               35,457             2,071,306           1,012,001
                                           --------------- -------------------- --------------------- -------------------
           Net investment income (loss)        (470,532)             (35,457)            2,134,420           3,061,826
                                           --------------- -------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --                   --                    --                  --
     Realized gains (losses) on sale of
        investments                           1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
           Net realized gains (losses)        1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                       (6,270,867)            (234,951)           (7,312,567)         (2,623,590)
                                           --------------- -------------------- --------------------- -------------------
     Net realized and change in unrealized
        gains (losses) on investments        (5,232,461)            (242,689)           (5,610,980)           (898,960)
                                           --------------- -------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (5,702,993)          $ (278,146)         $ (3,476,560)        $ 2,162,866
                                           =============== ==================== ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON           MIST METLIFE         MIST METLIFE
   MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH    AGGRESSIVE STRATEGY    BALANCED STRATEGY
      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       $ 287,649               $ 21,033             $ 28,576             $ 441,466                   $ --            $ 380,364
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         930,547                 21,983               17,993               759,629                443,814              434,115
          75,694                  1,900                1,454                69,592                  5,722               35,658
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       1,006,241                 23,883               19,447               829,221                449,536              469,773
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
        (718,592)                (2,850)               9,129              (387,755)              (449,536)             (89,409)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
              --                  2,765               56,677                    --                     --                   --
      (2,450,156)                (3,696)                (715)               (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (2,450,156)                  (931)              55,962                (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         683,560                (13,103)             (99,318)           (6,650,212)            (7,641,139)          (1,653,151)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (1,766,596)               (14,034)             (43,356)           (6,658,473)            (8,350,092)            (729,759)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
    $ (2,485,188)             $ (16,884)           $ (34,227)         $ (7,046,228)          $ (8,799,628)          $ (819,168)
=================== ====================== ==================== ===================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              MIST METLIFE         MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH
                                           GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY        INTERNATIONAL
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                   $ 319,220            $ 267,054          $ 1,476,543          $ 1,246,842
                                           ------------------ -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                    384,839              287,077            1,612,739            1,464,983
     Administrative charges                         31,349               23,176              136,733              122,691
                                           ------------------ -------------------- -------------------- --------------------
        Total expenses                             416,188              310,253            1,749,472            1,587,674
                                           ------------------ -------------------- -------------------- --------------------
           Net investment income (loss)            (96,968)             (43,199)            (272,929)            (340,832)
                                           ------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                                884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)             884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (1,953,025)          (1,203,271)         (20,750,405)         (15,112,552)
                                           ------------------ -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments           (1,068,948)            (342,081)         (19,865,758)         (18,975,773)
                                           ------------------ -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,165,916)          $ (385,280)       $ (20,138,687)       $ (19,316,605)
                                           ================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

    MIST MORGAN                                     MIST PIMCO
STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO                             MIST PIONEER
         GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME
     SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      $ 118,615             $ 1,023,878            $ 2,035,612 $ 10,978,021            $ 564,819        $ 11,885,728
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        274,144               3,900,675              1,767,340    6,513,930              847,855           3,818,066
         24,259                  29,270                122,702      497,454               70,716             333,749
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        298,403               3,929,945              1,890,042    7,011,384              918,571           4,151,815
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (179,788)             (2,906,067)               145,570    3,966,637             (353,752)          7,733,913
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        447,876                      --              5,274,449   12,706,662                   --           1,592,993
      1,008,641              (4,551,348)             2,089,633    9,484,723            1,322,323          10,111,299
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      1,456,517              (4,551,348)             7,364,082   22,191,385            1,322,323          11,704,292
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
     (2,415,947)              1,085,452              2,785,833  (20,363,357)          (7,168,938)        (14,503,293)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (959,430)             (3,465,896)            10,149,915    1,828,028           (5,846,615)         (2,799,001)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
   $ (1,139,218)           $ (6,371,963)          $ 10,295,485  $ 5,794,665         $ (6,200,367)        $ 4,934,912
================== ======================= =================== =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MIST RCM    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             TECHNOLOGY      AND INCOME ETF                 ETF       LARGE CAP VALUE
                                             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                           --------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ --         $ 2,168,174         $ 2,459,112             $ 852,971
                                           --------------- ------------------- ------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                 122,453           1,534,717           1,890,130             2,186,621
     Administrative charges                      11,153                  --                  --               169,717
                                           --------------- ------------------- ------------------- ---------------------
        Total expenses                          133,606           1,534,717           1,890,130             2,356,338
                                           --------------- ------------------- ------------------- ---------------------
           Net investment income (loss)        (133,606)            633,457             568,982            (1,503,367)
                                           --------------- ------------------- ------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --           2,329,404                  --                    --
     Realized gains (losses) on sale of
        investments                             (82,392)          1,055,254             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)          (82,392)          3,384,658             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                       (1,765,055)         (4,165,475)         (6,336,615)              (22,210)
                                           --------------- ------------------- ------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments        (1,847,447)           (780,817)         (5,481,382)           (6,021,916)
                                           --------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (1,981,053)         $ (147,360)       $ (4,912,400)         $ (7,525,283)
                                           =============== =================== =================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                          MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN      MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    MULTI CAP GROWTH           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
              $ --          $ 1,543,961               $ --        $ 2,376,076                $ --          $ 3,796,413
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            66,890            2,095,631             50,969          3,043,964              26,714            1,255,159
             5,712              117,467              4,070            284,171               1,932                  180
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            72,602            2,213,098             55,039          3,328,135              28,646            1,255,339
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           (72,602)            (669,137)           (55,039)          (952,059)            (28,646)           2,541,074
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           112,646                   --                 --                 --                  --                   --
           225,498           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           338,144           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (449,435)         (11,812,952)          (240,079)       (22,062,746)           (225,771)           3,169,218
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (111,291)         (15,274,122)          (176,146)        (4,250,909)            (91,601)           3,865,806
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
        $ (183,893)       $ (15,943,259)        $ (231,185)      $ (5,202,968)         $ (120,247)         $ 6,406,880
===================== ==================== ================== ================== =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MSF BLACKROCK    MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH                INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------------ ------------- ------------------
INVESTMENT INCOME:
     Dividends                                     $ 226,334          $ 10,798,473   $ 6,274,430       $ 156,852
                                           -------------------- ------------------ ------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,397,741             3,929,298     3,200,786         288,633
     Administrative charges                          137,623               296,668        17,092          23,254
                                           -------------------- ------------------ ------------- ------------------
        Total expenses                             1,535,364             4,225,966     3,217,878         311,887
                                           -------------------- ------------------ ------------- ------------------
           Net investment income (loss)           (1,309,030)            6,572,507     3,056,552        (155,035)
                                           -------------------- ------------------ ------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                    --            --              --
     Realized gains (losses) on sale of
        investments                                2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
           Net realized gains (losses)             2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            (5,755,682)            2,893,526       729,222         628,393
                                           -------------------- ------------------ ------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments             (2,795,102)            6,117,233     3,625,096         261,823
                                           -------------------- ------------------ ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,104,132)         $ 12,689,740   $ 6,681,648       $ 106,788
                                           ==================== ================== ============= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 460,522             $ --            $ 466,799       $ 936,209               $ 54,619                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,155,170        6,187,981            1,608,673       1,311,739                712,048               20,184
         268,877          506,806              129,213         109,043                 75,520                1,651
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,424,047        6,694,787            1,737,886       1,420,782                787,568               21,835
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,963,525)      (6,694,787)          (1,271,087)       (484,573)              (732,949)             (21,835)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (37,628,458)              --          (10,373,169)        893,660               (562,643)            (140,818)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (21,623,109)              --          (12,537,441)     (6,082,196)               497,476              (91,296)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
   $ (24,586,634)    $ (6,694,787)       $ (13,808,528)   $ (6,566,769)            $ (235,473)          $ (113,131)
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                              MSF
                                                                  MET/DIMENSIONAL     MSF METLIFE            MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL    CONSERVATIVE        CONSERVATIVE TO
                                             MID CAP VALUE                COMPANY      ALLOCATION    MODERATE ALLOCATION
                                                SUBACCOUNT             SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                           ------------------ ---------------------- --------------- ----------------------
INVESTMENT INCOME:
     Dividends                                    $ 16,518                $ 2,293       $ 935,773            $ 1,849,058
                                           ------------------ ---------------------- --------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                     32,988                  2,211         584,278              1,150,790
     Administrative charges                          3,183                    173          37,087                 29,711
                                           ------------------ ---------------------- --------------- ----------------------
        Total expenses                              36,171                  2,384         621,365              1,180,501
                                           ------------------ ---------------------- --------------- ----------------------
           Net investment income (loss)            (19,653)                   (91)        314,408                668,557
                                           ------------------ ---------------------- --------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                  4,373              --                     --
     Realized gains (losses) on sale of
        investments                                 61,646                    554       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
           Net realized gains (losses)              61,646                  4,927       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                              63,620                (29,384)       (799,840)            (1,745,916)
                                           ------------------ ---------------------- --------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments              125,266                (24,457)        298,619               (869,836)
                                           ------------------ ---------------------- --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 105,613              $ (24,548)      $ 613,027             $ (201,279)
                                           ================== ====================== =============== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                    MSF METLIFE
MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE
     SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       $ 75,470            $ 6,394,896              $ 4,904,659         $ 12,575,089     $ 14,627,309      $ 1,120,686
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,187,789                4,203,262           14,001,330        7,796,197        1,059,913
             --                 62,371                   28,848              518,229          626,740           62,232
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,250,160                4,232,110           14,519,559        8,422,937        1,122,145
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        (25,487)             1,144,736                  672,549           (1,944,470)       6,204,372           (1,459)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        346,449                     --                       --            4,771,288               --               --
        146,396               (688,451)              (2,900,887)          14,013,565       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        492,845               (688,451)              (2,900,887)          18,784,853       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (746,319)           (10,874,963)             (14,403,833)         (16,373,680)       7,839,003           88,961
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (253,474)           (11,563,414)             (17,304,720)           2,411,173       (1,855,630)        (379,200)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
     $ (278,961)         $ (10,418,678)           $ (16,632,171)           $ 466,703      $ 4,348,742       $ (380,659)
================== ====================== ======================== ==================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MSF NEUBERGER
                                           MSF MORGAN STANLEY     MSF NEUBERGER    BERMAN MID CAP    MSF OPPENHEIMER
                                                   EAFE INDEX    BERMAN GENESIS             VALUE      GLOBAL EQUITY
                                                   SUBACCOUNT    SUBACCOUNT (a)        SUBACCOUNT         SUBACCOUNT
                                           --------------------- ----------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                                    $ 1,673,086              $ --         $ 137,333        $ 6,761,683
                                           --------------------- ----------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                       772,468                71           260,493          4,864,739
     Administrative charges                             1,845                 5            25,400            168,814
                                           --------------------- ----------------- ----------------- ------------------
        Total expenses                                774,313                76           285,893          5,033,553
                                           --------------------- ----------------- ----------------- ------------------
           Net investment income (loss)               898,773               (76)         (148,560)         1,728,130
                                           --------------------- ----------------- ----------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                           --                --                --                 --
     Realized gains (losses) on sale of
        investments                                (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
           Net realized gains (losses)             (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                             (6,334,332)              335          (663,081)       (32,567,930)
                                           --------------------- ----------------- ----------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments              (9,898,190)              337        (1,157,435)       (33,601,527)
                                           --------------------- ----------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (8,999,417)            $ 261      $ (1,305,995)     $ (31,873,397)
                                           ===================== ================= ================= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET    MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S. PIONEER VCT CULLEN
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT              VALUE
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
     $ 1,110,731                 $ --                 $ --               $ 405,409          $ 2,473,015           $ 92,068
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,223,284              650,619            1,395,787                 701,698            2,044,445            216,752
           5,723               55,442               60,247                  66,105              151,332             18,814
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,229,007              706,061            1,456,034                 767,803            2,195,777            235,566
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (118,276)            (706,061)          (1,456,034)               (362,394)             277,238           (143,498)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
              --                   --                   --                      --            5,675,771                 --
        (447,044)           1,286,583            4,434,771                 283,149              436,391            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (447,044)           1,286,583            4,434,771                 283,149            6,112,162            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (4,743,400)          (1,668,794)          (2,841,905)              1,196,855               69,362           (528,798)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (5,190,444)            (382,211)           1,592,866               1,480,004            6,181,524           (542,896)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
    $ (5,308,720)        $ (1,088,272)           $ 136,832             $ 1,117,610          $ 6,458,762         $ (686,394)
=================== ==================== ==================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                        PIONEER VCT          PIONEER VCT
                                                PIONEER VCT    PIONEER VCT EQUITY          IBBOTSON    IBBOTSON MODERATE
                                           EMERGING MARKETS                INCOME GROWTH ALLOCATION           ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                           ------------------- ------------------ -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                         $ --             $ 409,410       $ 4,637,174          $ 3,221,070
                                           ------------------- ------------------ -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                     377,407               353,969         4,974,401            2,608,109
     Administrative charges                          31,239                30,779           353,325              191,372
                                           ------------------- ------------------ -------------------- --------------------
        Total expenses                              408,646               384,748         5,327,726            2,799,481
                                           ------------------- ------------------ -------------------- --------------------
           Net investment income (loss)            (408,646)               24,662          (690,552)             421,589
                                           ------------------- ------------------ -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         --                    --                --                   --
     Realized gains (losses) on sale of
        investments                                 557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
           Net realized gains (losses)              557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (5,700,836)              675,856       (10,426,952)          (5,383,568)
                                           ------------------- ------------------ -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments            (5,143,436)              775,888       (12,120,670)          (5,597,036)
                                           ------------------- ------------------ -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (5,552,082)            $ 800,550     $ (12,811,222)        $ (5,175,447)
                                           =================== ================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                                           WELLS FARGO VT
MID CAP VALUE       ESTATE SHARES    UIF GROWTH    UIF U.S. REAL ESTATE    SMALL CAP VALUE
   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
---------------- ------------------- ------------- ----------------------- ------------------
    $ 250,662           $ 318,967       $ 9,687               $ 158,383           $ 23,746
---------------- ------------------- ------------- ----------------------- ------------------
      620,454             257,343       140,098                 277,040             44,638
       58,004              21,796        13,072                  28,203              2,692
---------------- ------------------- ------------- ----------------------- ------------------
      678,458             279,139       153,170                 305,243             47,330
---------------- ------------------- ------------- ----------------------- ------------------
     (427,796)             39,828      (143,483)               (146,860)           (23,584)
---------------- ------------------- ------------- ----------------------- ------------------
           --                  --            --                      --                 --
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
     (337,519)          1,458,143      (933,812)              1,898,263           (243,647)
---------------- ------------------- ------------- ----------------------- ------------------
   (2,285,442)          1,054,490      (129,246)              1,011,398           (287,283)
---------------- ------------------- ------------- ----------------------- ------------------
 $ (2,713,238)        $ 1,094,318    $ (272,729)              $ 864,538         $ (310,867)
================ =================== ============= ======================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                    ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH            AMERICAN FUNDS BOND
                                                     SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ---------------------------- ------------------------------
                                          2011           2010          2011           2010            2011          2010
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (73,389)  $    (67,943)   $  (15,741)   $     3,609    $     161,506     $  158,601
  Net realized gains (losses)            193,092        178,608        75,815         16,193          246,811        148,859
  Change in unrealized gains
     (losses) on investments            (296,244)       280,529      (338,252)       187,540           27,858        103,505
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (176,541)       391,194      (278,178)       207,342          436,175        410,965
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 16,127          4,408            --         21,300          120,737         55,955
  Net transfers (including fixed
     account)                            552,353       (357,444)        5,973       (197,737)       3,600,871      3,754,129
  Contract charges                        (1,004)        (1,050)         (459)          (580)          (3,590)        (2,964)
  Transfers for contract benefits
     and terminations                   (239,995)      (381,953)     (324,960)       (78,995)      (3,631,978)    (1,773,948)
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        327,481       (736,039)     (319,446)      (256,012)          86,040      2,033,172
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                     150,940       (344,845)     (597,624)       (48,670)         522,215      2,444,137
NET ASSETS:
  Beginning of period                  3,755,704      4,100,549     1,471,499      1,520,169       10,629,167      8,185,030
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
  End of period                      $ 3,906,644    $ 3,755,704    $  873,875    $ 1,471,499    $  11,151,382    $10,629,167
                                   ================ ============== ============= ============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
  AMERICAN FUNDS GLOBAL GROWTH            SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------ --------------------------------- -------------------------------
      2011             2010           2011            2010             2011             2010             2011             2010
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
   $ (892,743)      $ (553,855)     $ (10,127)       $ 12,756     $ (4,530,045)    $ (4,409,605)    $ (1,164,577)    $ (1,337,358)
    5,786,510        1,589,140        384,459         135,530        4,713,524       (7,054,805)        (439,387)      (6,247,668)
  (22,994,961)      16,984,169     (1,772,730)      1,093,615      (20,479,662)      74,184,062       (9,204,681)      38,539,941
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (18,101,194)      18,019,454     (1,398,398)      1,241,901      (20,296,183)      62,719,652      (10,808,645)      30,954,915
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
    2,488,454        2,967,600         68,514         124,190        3,620,149        4,821,057        2,612,073        2,328,241
   (6,962,762)        (945,643)       (89,951)      2,229,718      (18,936,371)      (5,045,713)     (16,509,591)      (5,916,364)
      (38,871)         (47,313)        (2,728)         (2,667)         (86,261)        (101,298)         (70,958)         (84,979)
  (35,568,928)     (25,903,531)    (2,643,001)       (631,687)     (69,322,958)     (55,421,309)     (58,533,397)     (45,318,500)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (40,082,107)     (23,928,887)    (2,667,166)      1,719,554      (84,725,441)     (55,747,263)     (72,501,873)     (48,991,602)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (58,183,301)      (5,909,433)    (4,065,564)      2,961,455     (105,021,624)       6,972,389      (83,310,518)     (18,036,687)
  206,239,786      212,149,219      7,972,844       5,011,389      428,158,662      421,186,273      358,904,564      376,941,251
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
$ 148,056,485    $ 206,239,786    $ 3,907,280     $ 7,972,844    $ 323,137,038    $ 428,158,662    $ 275,594,046    $ 358,904,564
================ ================ ============== =============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                        DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE                             GROWTH          DWS I CAPITAL GROWTH
                                                       SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------- ----------------- -----------------------------
                                             2011            2010          2011              2010            2011          2010
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (44,043)  $    (130,980)  $    (7,782)   $       (7,384)   $   (176,161)   $  (135,094)
  Net realized gains (losses)           3,767,699         451,019        10,035            16,694         181,678        104,944
  Change in unrealized gains
     (losses) on investments           (3,161,046)      5,580,834       (13,196)           60,428        (982,632)     1,274,089
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    562,610       5,900,873       (10,943)           69,738        (977,115)     1,243,939
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 859,953         872,920            --                --          13,452         73,503
  Net transfers (including fixed
     account)                         (10,731,317)       (481,332)       86,012           (81,587)      2,649,227       (433,247)
  Contract charges                            (58)         (1,729)         (148)             (192)         (3,799)        (3,356)
  Transfers for contract benefits
     and terminations                  (2,295,994)     (3,036,505)      (14,205)          (25,252)     (1,026,964)    (1,422,186)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,167,416)     (2,646,646)       71,659          (107,031)      1,631,916      (1,785,286)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                  (11,604,806)      3,254,227        60,716           (37,293)        654,801        (541,347)
NET ASSETS:
  Beginning of period                  24,258,561      21,004,334       602,610           639,903       9,928,161      10,469,508
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
  End of period                      $ 12,653,755    $ 24,258,561    $  663,326    $      602,610    $ 10,582,962    $  9,928,161
                                   ================= =============== ============= ================= =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  DWS II DREMAN SMALL MID CAP                                       DWS II GOVERNMENT & AGENCY
                        VALUE          DWS II GLOBAL THEMATIC                       SECURITIES           FIDELITY VIP CONTRAFUND
                   SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
-------------------------------- ------------------------------- -------------------------------- ---------------------------------
       2011              2010           2011             2010           2011              2010             2011             2010
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 $ (122,790)       $ (108,399)     $ (66,982)       $ (61,703)     $ 109,287         $ 149,344     $ (1,842,138)    $ (1,345,055)
   (387,338)       (1,016,153)      (336,640)        (509,135)       134,232            84,828       (3,447,135)      (9,343,310)
   (248,873)        3,059,457       (180,709)       1,020,140         35,389            25,839       (4,937,022)      46,170,351
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
   (759,001)        1,934,905       (584,331)         449,302        278,908           260,011      (10,226,295)      35,481,986
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
     10,408            83,912         33,227           67,455         53,171            60,255        8,916,221        9,051,278
   (753,982)         (846,445)      (199,532)        (287,372)     1,097,662           279,407       (8,077,907)      (4,642,818)
     (2,411)           (2,872)        (1,019)          (1,198)        (1,505)           (1,723)        (102,566)        (108,165)
   (930,715)       (1,370,822)      (955,892)        (524,105)      (588,147)       (1,262,143)     (30,890,804)     (32,813,557)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (1,676,700)       (2,136,227)    (1,123,216)        (745,220)       561,181          (924,204)     (30,155,056)     (28,513,262)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (2,435,701)         (201,322)    (1,707,547)        (295,918)       840,089          (664,193)     (40,381,351)       6,968,724
 10,696,706        10,898,028      4,734,517        5,030,435      5,647,349         6,311,542      264,096,436      257,127,712
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
$ 8,261,005      $ 10,696,706    $ 3,026,970      $ 4,734,517    $ 6,487,438       $ 5,647,349    $ 223,715,085    $ 264,096,436
============== ================= ============== ================ ============== ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION           FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------- -------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010            2011          2010
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (34,062)   $   (33,033)   $   2,659,389    $   1,179,009    $  1,456,696    $1,802,923
  Net realized gains (losses)             34,857        (20,001)      (2,487,608)      (9,599,328)       (572,908)     (936,703)
  Change in unrealized gains
     (losses) on investments             (96,275)       401,913         (711,393)      37,415,691        (101,925)    2,664,156
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (95,480)       348,879         (539,612)      28,995,372         781,863     3,530,376
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 37,216         76,315        7,696,093        9,274,991         493,646       672,972
  Net transfers (including fixed
     account)                             26,764        (70,924)      (6,118,085)      (6,948,273)     (1,085,003)   (1,065,600)
  Contract charges                          (440)          (329)        (191,800)        (206,359)        (23,117)      (25,380)
  Transfers for contract benefits
     and terminations                   (280,667)      (551,681)     (24,402,072)     (33,839,062)     (3,055,688)   (5,779,988)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (217,127)      (546,619)     (23,015,864)     (31,718,703)     (3,670,162)   (6,197,996)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (312,607)      (197,740)     (23,555,476)      (2,723,331)     (2,888,299)   (2,667,620)
NET ASSETS:
  Beginning of period                  2,381,228      2,578,968      237,379,610      240,102,941      28,813,104    31,480,724
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
  End of period                     $  2,068,621    $ 2,381,228    $ 213,824,134    $ 237,379,610    $ 25,924,805   $28,813,104
                                   ================ ============== ================ ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                          FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
          FIDELITY VIP MID CAP                        SECURITIES            DIVIDENDS SECURITIES                GROWTH SECURITIES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- --------------------------------
         2011             2010            2011              2010            2011            2010            2011             2010
---------------- ---------------- ---------------     ------------- --------------- --------------- --------------- ----------------
 $ (4,577,424)    $ (4,341,387)    $ 1,858,033       $ 2,074,598       $ (92,642)      $ (75,452)     $ (738,025)      $ (767,521)
    6,541,449        1,199,869         561,856          (489,543)        509,046         (31,739)      1,758,379         (262,490)
  (40,829,193)      78,337,317      (2,039,182)        3,049,873         492,548       3,803,693      (3,391,329)      10,869,222
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (38,865,168)      75,195,799         380,707         4,634,928         908,952       3,696,502      (2,370,975)       9,839,211
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
   12,531,076       12,046,193         227,117           110,583          86,719          51,957         328,562          410,085
   (7,742,416)      (1,759,264)      2,134,661         9,575,080       1,243,437          75,355      (2,281,320)      (2,495,182)
     (123,455)        (136,971)         (8,310)           (8,693)         (7,961)         (8,410)        (15,286)         (16,997)
  (45,265,492)     (37,193,377)    (12,982,341)       (7,410,756)     (3,285,346)     (2,181,030)     (6,873,511)      (5,680,195)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (40,600,287)     (27,043,419)    (10,628,873)        2,266,214      (1,963,151)     (2,062,128)     (8,841,555)      (7,782,289)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (79,465,455)      48,152,380     (10,248,166)        6,901,142      (1,054,199)      1,634,374     (11,212,530)       2,056,922
  346,905,399      298,753,019      48,715,164        41,814,022      23,199,262      21,564,888      46,170,327       44,113,405
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
$ 267,439,944    $ 346,905,399    $ 38,466,998      $ 48,715,164    $ 22,145,063    $ 23,199,262    $ 34,957,797     $ 46,170,327
================ ================ =============== ================= =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                       FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN
                                   FTVIPT MUTUAL SHARES SECURITIES              MARKETS SECURITIES                     SECURITIES
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ---------------------------------- ------------------------------- ------------------------------
                                          2011             2010            2011            2010            2011            2010
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   208,025    $     (52,010)   $    (65,242)   $    119,566     $   (86,068)   $     116,444
  Net realized gains (losses)            (697,265)      (1,236,788)         12,802        (589,746)        898,333       (1,627,120)
  Change in unrealized gains
     (losses) on investments             (432,198)       5,408,439      (5,395,367)      5,062,261     (14,200,122)       9,126,821
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (921,438)       4,119,641      (5,447,807)      4,592,081     (13,387,857)       7,616,145
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,557          197,889       1,787,892       1,862,750       1,691,780        1,977,952
  Net transfers (including fixed
     account)                          (1,285,384)        (797,152)     (2,027,823)       (961,536)     (5,748,550)      (2,529,871)
  Contract charges                        (15,138)         (18,697)        (17,300)        (18,524)        (29,500)         (35,176)
  Transfers for contract benefits
     and terminations                 (11,663,683)      (6,736,973)     (2,708,122)     (2,619,177)    (20,507,747)     (17,443,287)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,861,648)      (7,354,933)     (2,965,353)     (1,736,487)    (24,594,017)     (18,030,382)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  (13,783,086)      (3,235,292)     (8,413,160)      2,855,594     (37,981,874)     (10,414,237)
NET ASSETS:
  Beginning of period                  46,886,371       50,121,663      34,095,115      31,239,521     133,825,834      144,240,071
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
  End of period                    $   33,103,285    $  46,886,371    $ 25,681,955    $ 34,095,115    $ 95,843,960    $ 133,825,834
                                   ================= ================ =============== =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                INVESCO V.I.
                                  GOVERNMENT
INVESCO V.I. DIVIDEND GROWTH      SECURITIES      INVESCO V.I. S&P 500 INDEX     INVESCO V.I. UTILITIES FUND
                  SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------- ------------------------------- -------------------------------
       2011             2010         2011 (a)          2011             2010           2011             2010
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
  $ (11,070)       $ (12,149)     $ (280,650)     $ (17,436)       $ (25,000)      $ 28,915         $ 41,804
     17,439          (10,784)        279,430        210,784          (14,696)       (33,637)        (145,542)
    (45,194)         182,488       1,275,198       (334,887)         857,398        316,207          196,988
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
    (38,825)         159,555       1,273,978       (141,539)         817,702        311,485           93,250
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
          5           10,000          16,164             --           60,311          2,326            5,440
    (77,150)         (39,550)     24,854,553     (3,193,636)        (208,025)       188,313          (79,196)
       (167)            (224)         (3,984)          (765)            (932)          (726)            (796)
   (357,820)        (379,840)     (5,263,451)      (898,702)        (356,458)      (475,159)        (394,411)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (435,132)        (409,614)     19,603,282     (4,093,103)        (505,104)      (285,246)        (468,963)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (473,957)        (250,059)     20,877,260     (4,234,642)         312,598         26,239         (375,713)
  2,026,368        2,276,427              --      7,379,716        7,067,118      2,340,520        2,716,233
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
$ 1,552,411      $ 2,026,368    $ 20,877,260    $ 3,145,074      $ 7,379,716    $ 2,366,759      $ 2,340,520
============== ================ =============== ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                     INVESCO V.I.
                                          INVESCO V.I. VAN KAMPEN      VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                                   CAPITAL GROWTH        COMSTOCK               EQUITY AND INCOME
                                                       SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT
                                   --------------------------------- --------------- -------------------------------
                                          2011            2010           2011 (a)          2011           2010
                                   ----------------- --------------- --------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $     (236,887)   $   (271,143)   $    (96,993)   $     269,369    $     490,211
  Net realized gains (losses)             898,553         301,473        (114,472)       3,304,871          279,311
  Change in unrealized gains
     (losses) on investments           (1,481,583)      2,322,098        (920,262)      (6,928,875)      12,898,906
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (819,917)      2,352,428      (1,131,727)      (3,354,635)      13,668,428
                                   ----------------- --------------- --------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   3,459           4,917               1          622,341          634,758
  Net transfers (including fixed
     account)                            (353,803)       (710,156)      9,987,817       (3,604,380)         315,946
  Contract charges                         (3,941)         (4,588)         (1,981)         (42,256)         (50,156)
  Transfers for contract benefits
     and terminations                  (2,542,135)     (2,221,200)       (811,567)     (35,142,469)     (17,253,123)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,896,420)     (2,931,027)      9,174,270      (38,166,764)     (16,352,575)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets                   (3,716,337)       (578,599)      8,042,543      (41,521,399)      (2,684,147)
NET ASSETS:
  Beginning of period                  15,074,925      15,653,524              --      145,446,901      148,131,048
                                   ----------------- --------------- --------------- ---------------- --------------
  End of period                    $   11,358,588    $ 15,074,925    $  8,042,543    $ 103,925,502    $ 145,446,901
                                   ================= =============== =============== ================ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      INVESCO V.I. VAN KAMPEN
            GROWTH AND INCOME          JANUS ASPEN ENTERPRISE            JANUS ASPEN OVERSEAS         JANUS ASPEN WORLDWIDE
                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------- -----------------------------
        2011             2010            2011            2010            2011            2010         2011             2010
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  $ (768,352)    $ (2,043,580)     $ (238,761)     $ (254,074)     $ (686,826)     $ (642,053)   $     (902)        $ (1,282)
   2,595,490         (395,317)      1,018,681         258,482       2,169,526       1,861,041        16,054            1,309
  (5,959,759)      14,938,113      (1,209,794)      3,508,107     (29,566,214)     16,334,161      (150,745)         148,399
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  (4,132,621)      12,499,216        (429,874)      3,512,515     (28,083,514)     17,553,149      (135,593)         148,426
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
     324,740          396,616         305,103         278,120       3,980,041       4,585,655        79,663          113,232
  (4,750,984)      (1,862,736)       (768,032)       (621,135)     (5,295,000)     (1,781,746)      (52,705)           1,668
     (48,374)         (60,861)         (3,709)         (4,402)        (43,630)        (54,064)          (13)             (27)
 (26,963,743)     (21,817,902)     (3,016,876)     (2,734,299)     (8,314,131)     (8,224,948)     (166,824)        (271,965)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (31,438,361)     (23,344,883)     (3,483,514)     (3,081,716)     (9,672,720)     (5,475,103)     (139,879)        (157,092)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (35,570,982)     (10,845,667)     (3,913,388)        430,799     (37,756,234)     12,078,046      (275,472)          (8,666)
 130,864,665      141,710,332      17,466,737      17,035,938      91,389,889      79,311,843     1,072,638        1,081,304
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
$ 95,293,683    $ 130,864,665    $ 13,553,349    $ 17,466,737    $ 53,633,655    $ 91,389,889    $  797,166     $  1,072,638
=============== ================ =============== =============== =============== =============== ============ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                        LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                  AGGRESSIVE GROWTH                     APPRECIATION         EQUITY INCOME BUILDER
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011             2010           2011           2010
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)     $    (6,528,490) $   (6,928,070)  $     (575,412)  $    (334,010)  $   1,917,977  $  2,352,892
  Net realized gains (losses)           29,837,439       6,702,148        5,284,146      (3,121,686)     (7,975,402)   (7,969,898)
  Change in unrealized gains
     (losses) on investments           (15,938,881)     98,338,740         (460,520)     47,745,051      11,691,431    17,833,567
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
        from operations                   7,370,068     98,112,818        4,248,214      44,289,355       5,634,006    12,216,561
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                4,001,388       4,376,295        2,353,479       2,519,840         510,457       548,275
  Net transfers (including fixed
     account)                          (21,773,662)    (23,295,488)     (14,061,686)     (5,316,150)     29,027,359    (2,773,703)
  Contract charges                        (287,914)       (333,658)        (254,296)       (305,519)        (61,858)      (43,461)
  Transfers for contract benefits
     and terminations                  (94,403,126)    (67,160,753)     (87,046,432)    (64,837,341)    (30,054,870)  (16,535,047)
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (112,463,314)    (86,413,604)     (99,008,935)    (67,939,170)       (578,912)  (18,803,936)
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                  (105,093,246)     11,699,214      (94,760,721)    (23,649,815)      5,055,094    (6,587,375)
NET ASSETS:
  Beginning of period                  497,935,929     486,236,715      439,981,790     463,631,605     130,583,106   137,170,481
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
  End of period                    $   392,842,683  $  497,935,929   $  345,221,069   $ 439,981,790    $135,638,200  $130,583,106
                                   ================ ================ =============== ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
     FUNDAMENTAL ALL CAP VALUE                 LARGE CAP GROWTH                   LARGE CAP VALUE                    MID CAP CORE
                    SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- -------------------------------- --------------------------------- -------------------------------
         2011             2010            2011             2010             2011             2010            2011            2010
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 $ (1,295,681)       $ 377,499    $ (1,358,486)    $ (1,910,433)     $ 1,008,601      $ 2,307,149      $ (889,563)   $ (1,008,291)
   (2,424,527)     (11,642,764)      3,861,207        1,335,252       (3,263,606)      (7,356,198)      1,201,339      (1,361,702)
  (27,146,877)      74,789,279      (4,786,309)       9,765,605        7,717,041       16,477,195      (2,733,518)     13,365,732
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,867,085)      63,524,014      (2,283,588)       9,190,424        5,462,036       11,428,146      (2,421,742)     10,995,739
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
    3,535,545        4,198,098         748,149        1,002,807        1,097,993        1,545,647         130,996         153,503
   (8,099,229)     (14,791,603)     (3,105,994)      (4,356,786)      (4,309,355)      (4,028,645)     (2,693,828)     (2,625,336)
     (206,637)        (250,114)        (45,515)         (53,388)         (84,125)         (98,153)        (21,823)        (28,181)
  (87,706,979)     (69,064,385)    (20,471,397)     (18,730,342)     (24,818,658)     (24,793,828)    (13,744,841)    (10,185,291)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (92,477,300)     (79,908,004)    (22,874,757)     (22,137,709)     (28,114,145)     (27,374,979)    (16,329,496)    (12,685,305)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 (123,344,385)     (16,383,990)    (25,158,345)     (12,947,285)     (22,652,109)     (15,946,833)    (18,751,238)     (1,689,566)
  478,128,074      494,512,064     124,995,190      137,942,475      156,733,252      172,680,085      61,152,307      62,841,873
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 354,783,689    $ 478,128,074    $ 99,836,845    $ 124,995,190    $ 134,081,143    $ 156,733,252    $ 42,401,069    $ 61,152,307
================ ================ =============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           LMPVET CLEARBRIDGE VARIABLE     LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                                      SMALL CAP GROWTH     VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011            2010            2011           2010
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,070,566)   $  (1,101,010)   $   (137,805)   $    (12,987)   $    783,541    $  1,397,959
  Net realized gains (losses)            3,639,657         (608,442)        291,982        (536,891)        651,161        (901,195)
  Change in unrealized gains
     (losses) on investments            (2,303,613)      15,605,574        (766,908)      5,831,936      (1,482,053)     11,231,101
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                     265,478       13,896,122        (612,731)      5,282,058         (47,351)     11,727,865
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  829,628          894,313       1,020,601       1,365,670         336,719         238,219
  Net transfers (including fixed
     account)                             (630,880)      (2,245,630)     (1,000,640)     (1,562,165)       (104,821)       (394,464)
  Contract charges                         (24,623)         (27,674)        (43,121)        (46,701)        (52,106)        (63,118)
  Transfers for contract benefits
     and terminations                  (12,468,979)      (9,501,235)     (8,675,764)     (7,589,733)    (20,411,041)    (17,766,884)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (12,294,854)     (10,880,226)     (8,698,924)     (7,832,929)    (20,231,249)    (17,986,247)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (12,029,376)       3,015,896      (9,311,655)     (2,550,871)    (20,278,600)     (6,258,382)
NET ASSETS:
  Beginning of period                   71,509,944       68,494,048      53,105,312      55,656,183      97,750,305     104,008,687
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
  End of period                    $    59,480,568    $  71,509,944    $ 43,793,657    $ 53,105,312    $ 77,471,705    $ 97,750,305
                                   ================== ================ =============== =============== =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE     LMPVIT WESTERN ASSET VARIABLE
              ALLOCATION 70%                  ALLOCATION 85%           GLOBAL HIGH YIELD BOND                       HIGH INCOME
                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- -------------------------------- ---------------------------------
        2011            2010            2011            2010            2011             2010             2011             2010
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
   $ 189,559       $ 330,323        $ (5,604)       $ 47,580       $ 704,903        $ 929,218      $ 8,354,735     $ 11,141,132
    (399,157)     (1,479,910)       (417,220)     (1,085,412)        (65,788)        (121,557)      (4,102,865)      (4,651,900)
    (543,178)      7,924,246        (581,634)      5,281,628        (609,805)         942,982       (2,567,605)      13,775,758
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
    (752,776)      6,774,659      (1,004,458)      4,243,796          29,310        1,750,643        1,684,265       20,264,990
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
     242,607         263,650         157,469         211,257           2,164           11,095          270,029          474,062
    (315,827)       (319,430)       (232,166)       (255,067)        (24,319)         390,681       (2,507,937)      (4,148,966)
     (48,215)        (57,782)        (36,441)        (43,759)         (1,977)          (2,352)         (46,114)         (57,339)
 (10,790,019)     (8,594,849)     (5,105,423)     (4,666,357)     (2,643,621)      (2,862,068)     (30,203,089)     (23,000,102)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (10,911,454)     (8,708,411)     (5,216,561)     (4,753,926)     (2,667,753)      (2,462,644)     (32,487,111)     (26,732,345)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (11,664,230)     (1,933,752)     (6,221,019)       (510,130)     (2,638,443)        (712,001)     (30,802,846)      (6,467,355)
  55,155,290      57,089,042      33,646,055      34,156,185      14,183,211       14,895,212      144,770,864      151,238,219
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
$ 43,491,060    $ 55,155,290    $ 27,425,036    $ 33,646,055    $ 11,544,768     $ 14,183,211    $ 113,968,018    $ 144,770,864
=============== =============== =============== =============== =============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE
                                                     ALLOCATION                    ALLOCATION                      ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                            2011           2010           2011           2010           2011             2010
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $      15,187    $        71    $     8,703    $    (3,505)   $     9,697    $       5,359
  Net realized gains (losses)             88,650         25,946         70,376          8,068         24,779            9,709
  Change in unrealized gains
     (losses) on investments            (158,223)       154,922       (198,256)       185,024        (44,519)          78,407
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (54,386)       180,939       (119,177)       189,587        (10,043)          93,475
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                447,832        367,631        479,768        569,143        371,069          464,242
  Net transfers (including fixed
     account)                            242,372      1,052,767        (41,373)     1,031,506            840          301,312
  Contract charges                           (73)           (69)           (19)           (14)          (140)             (90)
  Transfers for contract benefits
     and terminations                 (1,077,219)      (311,891)    (1,096,245)      (309,164)      (232,823)        (266,172)
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (387,088)     1,108,438       (657,869)     1,291,471        138,946          499,292
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    (441,474)     1,289,377       (777,046)     1,481,058        128,903          592,767
NET ASSETS:
  Beginning of period                  2,255,436        966,059      2,214,066        733,008      1,220,961          628,194
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $   1,813,962    $ 2,255,436    $ 1,437,020    $ 2,214,066    $ 1,349,864    $   1,220,961
                                   ================ ============== ============== ============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MIST BATTERYMARCH GROWTH AND
                          INCOME        MIST BLACKROCK HIGH YIELD   MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------ -------------------------------  --------------------------------
       2011             2010            2011             2010           2011             2010            2011               2010
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    $ 888,220        $ 660,981     $ 7,769,514      $ 5,239,599     $ (286,746)      $ (178,625)    $ 2,069,469        $ 5,638,516
   (6,830,282)     (10,240,101)      1,972,832          901,510     (1,811,495)      (3,506,436)     (6,209,887)        (8,036,890)
    6,658,661       39,348,882      (8,138,446)      10,530,966      1,772,980        9,129,288      (1,177,992)        13,628,349
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
      716,599       29,769,762       1,603,900       16,672,075       (325,261)       5,444,227      (5,318,410)        11,229,975
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    3,230,662        3,929,658       2,433,464        2,877,045        335,464          375,376       2,035,180          2,153,434
   (6,467,907)      (4,140,078)       (513,689)      43,310,938       (299,826)         418,365      (2,466,083)           523,474
     (226,917)        (205,869)        (56,352)         (61,010)       (41,177)         (47,566)        (32,498)           (35,012)
  (23,534,572)     (24,370,710)    (21,000,450)     (18,444,043)    (8,568,739)      (7,823,994)    (11,181,915)       (11,668,216)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,998,734)     (24,786,999)    (19,137,027)      27,682,930     (8,574,278)      (7,077,819)    (11,645,316)        (9,026,320)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,282,135)       4,982,763     (17,533,127)      44,355,005     (8,899,539)      (1,633,592)    (16,963,726)         2,203,655
  266,748,724      261,765,961     150,232,781      105,877,776     54,941,051       56,574,643      86,851,730         84,648,075
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
$ 240,466,589    $ 266,748,724   $ 132,699,654    $ 150,232,781   $ 46,041,512     $ 54,941,051    $ 69,888,004       $ 86,851,730
================   ============= ================ =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                              MIST HARRIS OAKMARK
                                      MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------- -------------------------------- ------------------------------
                                             2011            2010            2011            2010            2011             2010
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $       21,238   $    (115,184)  $  (1,262,468)  $     397,129    $   (242,404)  $     (198,696)
  Net realized gains (losses)             554,169         312,797      (2,163,527)     (4,180,346)        628,670            7,435
  Change in unrealized gains
     (losses) on investments           (2,311,385)      2,143,925      (8,551,550)     15,582,634        (841,194)       2,462,245
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,735,978)      2,341,538     (11,977,545)     11,799,417        (454,928)       2,270,984
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 368,233         405,792       1,183,060       1,183,833         190,130          236,824
  Net transfers (including fixed
     account)                            (250,753)      1,475,432      (2,224,130)      3,722,593       1,697,055        4,174,371
  Contract charges                         (4,019)         (4,229)        (19,939)        (23,467)         (3,587)          (3,394)
  Transfers for contract benefits
     and terminations                  (2,361,256)     (1,952,307)    (13,266,257)    (13,797,409)     (2,341,694)      (1,459,461)
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,247,795)        (75,312)    (14,327,266)     (8,914,450)       (458,096)       2,948,340
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                   (3,983,773)      2,266,226     (26,304,811)      2,884,967        (913,024)       5,219,324
NET ASSETS:
  Beginning of period                  15,942,525      13,676,299      89,505,876      86,620,909      13,490,846        8,271,522
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
  End of period                    $   11,958,752    $ 15,942,525    $ 63,201,065    $ 89,505,876    $ 12,577,822    $  13,490,846
                                   ================= ============== ================ =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST LEGG MASON CLEARBRIDGE         MIST LOOMIS SAYLES GLOBAL
              MIST JANUS FORTY             MIST LAZARD MID CAP              AGGRESSIVE GROWTH                           MARKETS
                    SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------ ---------------------------------
         2011             2010            2011            2010           2011            2010             2011             2010
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  $ 2,911,960      $ 3,377,101      $ (470,532)     $ (313,922)     $ (35,457)       $ (1,126)     $ 2,134,420      $ 3,681,019
   (4,551,244)     (16,861,264)      1,038,406      (1,295,722)        (7,738)         19,968        1,701,587       (1,563,612)
  (41,942,954)      54,896,156      (6,270,867)     18,900,946       (234,951)           (313)      (7,312,567)      28,673,404
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (43,582,238)      41,411,993      (5,702,993)     17,291,302       (278,146)         18,529       (3,476,560)      30,790,811
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
   15,689,596       18,850,981       1,880,991       2,285,313        115,480          22,034        4,338,907        4,804,771
  (21,711,758)     (15,447,126)     (1,012,070)     (1,129,791)     3,456,495         266,593       (3,721,255)      (4,327,163)
     (423,292)        (476,293)        (41,922)        (43,961)          (406)             --         (118,081)        (124,043)
  (53,222,812)     (98,948,271)    (11,167,423)    (14,478,164)      (491,613)       (251,037)     (16,032,651)     (28,074,301)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (59,668,266)     (96,020,709)    (10,340,424)    (13,366,603)     3,079,956          37,590      (15,533,080)     (27,720,736)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
 (103,250,504)     (54,608,716)    (16,043,417)      3,924,699      2,801,810          56,119      (19,009,640)       3,070,075
  563,298,004      617,906,720      94,335,966      90,411,267        194,775         138,656      169,859,208      166,789,133
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
$ 460,047,500    $ 563,298,004    $ 78,292,549    $ 94,335,966    $ 2,996,585       $ 194,775    $ 150,849,568    $ 169,859,208
================ ================ =============== =============== ============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MIST LORD ABBETT BOND                                        MIST MET/EATON VANCE
                                                        DEBENTURE    MIST LORD ABBETT MID CAP VALUE             FLOATING RATE
                                                       SUBACCOUNT                        SUBACCOUNT                SUBACCOUNT
                                   --------------------------------- ------------------------------- -------------------------
                                          2011             2010            2011            2010           2011       2010 (b)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    3,061,826    $  3,389,576    $   (718,592)   $   (724,700)   $    (2,850)     $(3,899)
  Net realized gains (losses)           1,724,630         954,869      (2,450,156)     (5,567,525)          (931)         965
  Change in unrealized gains
     (losses) on investments           (2,623,590)      3,147,896         683,560      18,071,963        (13,103)      19,386
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,162,866       7,492,341      (2,485,188)     11,779,738        (16,884)      16,452
                                   ----------------- --------------- --------------- --------------- -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 476,893         625,765         276,401         464,080          4,531           --
  Net transfers (including fixed
     account)                            (844,181)      1,611,635      (2,902,955)     (1,771,771)     3,671,314      741,948
  Contract charges                        (18,259)        (21,004)        (10,945)        (12,756)          (101)         (43)
  Transfers for contract benefits
     and terminations                 (13,631,379)    (10,695,975)     (8,378,011)     (8,217,077)    (3,144,532)     (33,283)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (14,016,926)     (8,479,579)    (11,015,510)     (9,537,524)       531,212      708,622
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets                  (11,854,060)       (987,238)    (13,500,698)      2,242,214        514,328      725,074
NET ASSETS:
  Beginning of period                  69,771,604      70,758,842      59,037,980      56,795,766        725,074           --
                                   ----------------- --------------- --------------- --------------- -------------- ----------
  End of period                    $   57,917,544    $ 69,771,604    $ 45,537,282    $ 59,037,980    $ 1,239,402    $ 725,074
                                   ================= =============== =============== =============== ============== ==========

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                   MIST METLIFE
                                                                     AGGRESSIVE
MIST MET/FRANKLIN MUTUAL SHARES       MIST MET/TEMPLETON GROWTH        STRATEGY    MIST METLIFE BALANCED STRATEGY
                     SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- --------------- ---------------------------------
     2011              2010            2011         2010 (b)        2011 (a)           2011              2010
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  $ 9,129         $ (11,060)     $ (387,755)     $ (444,404)     $ (449,536)      $ (89,409)         $ 40,623
   55,962            19,234          (8,261)       (108,183)       (708,953)        923,392           726,119
  (99,318)           43,651      (6,650,212)      2,086,882      (7,641,139)     (1,653,151)        1,822,350
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  (34,227)           51,825      (7,046,228)      1,534,295      (8,799,628)       (819,168)        2,589,092
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
       --                --          36,255          51,069       2,050,844          44,387           186,086
  301,484           242,056      27,571,445      37,694,044      59,877,668         651,718          (127,653)
      (78)              (80)        (19,482)        (10,934)        (63,619)         (6,166)           (6,799)
  (79,747)          (78,162)    (12,667,987)     (2,673,567)     (3,468,760)     (2,543,987)       (2,397,193)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  221,659           163,814      14,920,231      35,060,612      58,396,133      (1,854,048)       (2,345,559)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  187,432           215,639       7,874,003      36,594,907      49,596,505      (2,673,216)          243,533
  745,697           530,058      36,594,907              --              --      24,508,815        24,265,282
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
$ 933,129         $ 745,697    $ 44,468,910    $ 36,594,907    $ 49,596,505    $ 21,835,599      $ 24,508,815
============ ================= =============== =============== =============== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                         MIST MFS EMERGING MARKETS
                                     MIST METLIFE GROWTH STRATEGY    MIST METLIFE MODERATE STRATEGY                         EQUITY
                                                       SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                             2011            2010            2011              2010            2011           2010
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (96,968)     $  (48,971)       $(43,199)       $   76,287    $  (272,929)     $ (719,407)
  Net realized gains (losses)             884,077       1,116,501         861,190           371,000         884,647       (753,108)
  Change in unrealized gains
     (losses) on investments           (1,953,025)      1,639,449      (1,203,271)        1,067,659     (20,750,405)    21,914,501
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,165,916)      2,706,979        (385,280)        1,514,946     (20,138,687)    20,441,986
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  35,834          34,397         125,875           388,032         736,246        683,797
  Net transfers (including fixed
     account)                            (580,275)     (1,418,788)       (916,243)          862,313      (1,700,011)       804,832
  Contract charges                         (6,165)         (6,654)         (4,555)           (4,724)        (18,043)       (21,605)
  Transfers for contract benefits
     and terminations                  (1,748,243)     (2,368,445)       (941,672)         (910,419)    (18,266,654)   (14,615,915)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,298,849)     (3,759,490)     (1,736,595)          335,202     (19,248,462)   (13,148,891)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (3,464,765)     (1,052,511)     (2,121,875)        1,850,148     (39,387,149)     7,293,095
NET ASSETS:
  Beginning of period                  22,297,948      23,350,459      16,268,189        14,418,041     113,623,154    106,330,059
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
  End of period                    $   18,833,183    $ 22,297,948    $ 14,146,314       $16,268,189    $ 74,236,005    $113,623,154
                                   ================= =============== =============== ================= =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                            GROWTH                    APPRECIATION                             BOND
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- ------------------------------
        2011               2010            2011              2010           2011             2010            2011          2010
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  $ (340,832)          $ 20,862      $ (179,788)       $ (290,531)  $ (2,906,067)    $ (1,880,608)      $ 145,570       $ 910,990
  (3,863,221)        (6,143,246)      1,456,517           179,082     (4,551,348)     (14,461,639)      7,364,082       4,490,855
 (15,112,552)        12,019,334      (2,415,947)        4,588,606      1,085,452       39,193,512       2,785,833       1,161,769
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
 (19,316,605)         5,896,950      (1,139,218)        4,477,157     (6,371,963)      22,851,265      10,295,485       6,563,614
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
     969,181            956,246          58,613            74,419      7,832,552        9,960,991       2,185,285       2,299,177
  62,455,106         (2,373,941)     (1,131,285)       (1,963,930)   (11,469,773)     (12,052,204)     12,004,968      10,623,977
     (63,689)           (20,945)         (2,680)           (3,188)      (272,456)        (298,027)        (29,494)        (29,860)
 (16,874,713)       (10,571,750)     (2,903,439)       (2,453,671)   (30,380,903)     (47,208,645)    (19,122,773)    (14,085,206)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  46,485,885        (12,010,390)     (3,978,791)       (4,346,370)   (34,290,580)     (49,597,885)     (4,962,014)     (1,191,912)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  27,169,280         (6,113,440)     (5,118,009)          130,787    (40,662,543)     (26,746,620)      5,333,471       5,371,702
  71,851,431         77,964,871      18,023,005        17,892,218    324,669,577      351,416,197     110,311,164     104,939,462
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
$ 99,020,711       $ 71,851,431    $ 12,904,996      $ 18,023,005  $ 284,007,034    $ 324,669,577   $ 115,644,635    $110,311,164
=============== ================== =============== =============== ================ =============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           MIST PIMCO TOTAL RETURN               MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010             2011         2010
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   3,966,637      $8,752,020    $   (353,752)   $   (207,203)    $  7,733,913     $ 9,012,715
  Net realized gains (losses)          22,191,385      13,725,544       1,322,323         836,067       11,704,292       6,147,021
  Change in unrealized gains
     (losses) on investments          (20,363,357)      5,170,879      (7,168,938)      5,715,899      (14,503,293)     10,241,708
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,794,665      27,648,443      (6,200,367)      6,344,763        4,934,912      25,401,444
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               9,247,517      11,003,929         809,675         588,805        1,912,985       3,027,694
  Net transfers (including fixed
     account)                          28,814,382      33,073,781      28,711,482        (438,848)       4,993,451      24,677,941
  Contract charges                       (102,632)       (105,334)        (34,374)        (26,577)         (66,671)        (70,927)
  Transfers for contract benefits
     and terminations                 (77,141,150)    (78,016,479)    (11,845,107)     (6,250,902)     (54,284,819)    (36,081,723)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (39,181,883)    (34,044,103)     17,641,676      (6,127,522)     (47,445,054)     (8,447,015)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (33,387,218)     (6,395,660)     11,441,309         217,241      (42,510,142)     16,954,429
NET ASSETS:
  Beginning of period                 430,615,868     437,011,528      48,832,317      48,615,076      266,557,264     249,602,835
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
  End of period                    $  397,228,650   $ 430,615,868    $ 60,273,626    $ 48,832,317    $ 224,047,122    $266,557,264
                                   ================ ================ =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                          MIST T. ROWE PRICE LARGE CAP
       MIST RCM TECHNOLOGY                        INCOME ETF              MIST SSGA GROWTH ETF                               VALUE
                SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT
----------------------------- --------------------------------- --------------------------------- ---------------------------------
       2011        2010 (b)            2011             2010             2011             2010             2011               2010
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $ (133,606)     $ (31,536)       $ 633,457        $ 141,485        $ 568,982        $ 410,715     $ (1,503,367)      $ (1,079,597)
    (82,392)         1,028        3,384,658          394,694          855,233         (449,603)      (5,999,706)        (9,512,542)
 (1,765,055)       473,487       (4,165,475)      12,093,535       (6,336,615)      17,863,262          (22,210)        30,874,618
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 (1,981,053)       442,979         (147,360)      12,629,714       (4,912,400)      17,824,374       (7,525,283)        20,282,479
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
     19,287          5,752        4,286,666        5,192,124        6,533,689        7,347,800        1,256,529          1,427,815
  8,738,253      2,391,202       (2,721,856)      (2,409,553)      (5,362,569)      (6,506,021)      (3,924,121)        (3,624,085)
     (3,627)          (801)        (167,224)        (180,803)        (204,001)        (219,040)         (35,852)           (41,598)
   (926,869)      (114,329)     (10,534,334)     (11,074,725)     (11,423,883)      (9,859,232)     (20,783,202)       (19,772,310)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  7,827,044      2,281,824       (9,136,748)      (8,472,957)     (10,456,764)      (9,236,493)     (23,486,646)       (22,010,178)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  5,845,991      2,724,803       (9,284,108)       4,156,757      (15,369,164)       8,587,881      (31,011,929)        (1,727,699)
  2,724,803             --      126,498,036      122,341,279      156,916,020      148,328,139      148,207,202        149,934,901
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 8,570,794    $ 2,724,803    $ 117,213,928    $ 126,498,036    $ 141,546,856    $ 156,916,020    $ 117,195,273      $ 148,207,202
============== ============== ================ ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MIST T. ROWE PRICE MID CAP
                                                         GROWTH    MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010           2011           2010
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (72,602)    $  (54,930)   $    (669,137)   $    (482,453)   $   (55,039)    $  (56,671)
  Net realized gains (losses)            338,144         72,787       (3,461,170)      (6,045,410)        63,933       (105,862)
  Change in unrealized gains
     (losses) on investments            (449,435)       657,273      (11,812,952)      30,878,171       (240,079)       729,192
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (183,893)       675,130      (15,943,259)      24,350,308       (231,185)       566,659
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 22,199          7,824        3,734,056        4,481,255         14,907          7,976
  Net transfers (including fixed
     account)                            730,834        556,172        2,358,574       (5,742,267)       (17,265)      (474,037)
  Contract charges                          (634)          (520)         (72,447)         (79,851)          (881)          (954)
  Transfers for contract benefits
     and terminations                   (705,536)      (146,989)     (20,445,343)     (17,121,282)      (183,975)      (372,095)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         46,863        416,487      (14,425,160)     (18,462,145)      (187,214)      (839,110)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (137,030)     1,091,617      (30,368,419)       5,888,163       (418,399)      (272,451)
NET ASSETS:
  Beginning of period                  3,627,883      2,536,266      155,522,778      149,634,615      2,845,882      3,118,333
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
  End of period                    $   3,490,853    $ 3,627,883    $ 125,154,359    $ 155,522,778    $ 2,427,483     $2,845,882
                                   ================ ============== ================ ================ ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                    MSF BARCLAYS CAPITAL AGGREGATE
       MIST VAN KAMPEN COMSTOCK   MORGAN STANLEY MULTI CAP GROWTH                      BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- -------------------------------- -------------------------------
      2011            2010            2011              2010           2011             2010           2011             2010
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   $ (952,059)     $ (237,283)    $ (28,646)         $ (29,043)     $ 2,541,074      $ 3,196,146   $ (1,309,030)   $ (1,652,049)
   17,811,837      10,953,834       134,170             61,264          696,588          740,234      2,960,580         (59,363)
  (22,062,746)     15,994,272      (225,771)           271,030        3,169,218        2,005,415     (5,755,682)     15,653,436
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   (5,202,968)     26,710,823      (120,247)           303,251        6,406,880        5,941,795     (4,104,132)     13,942,024
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
    1,083,871       1,614,932            --             18,000        2,980,978        3,886,773        942,806         987,855
   (8,403,818)     (6,194,380)     (178,053)            56,236       (2,295,383)      (3,027,797)    (4,048,305)     (2,262,501)
      (87,731)       (107,918)         (120)              (127)         (78,082)         (79,961)       (76,025)        (87,337)
  (44,283,943)    (33,718,819)     (127,675)          (142,618)     (14,356,532)     (20,394,190)   (17,300,935)    (16,065,098)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (51,691,621)    (38,406,185)     (305,848)           (68,509)     (13,749,019)     (19,615,175)   (20,482,459)    (17,427,081)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (56,894,589)    (11,695,362)     (426,095)           234,742       (7,342,139)     (13,673,380)   (24,586,591)     (3,485,057)
  225,341,481     237,036,843     1,463,366          1,228,624      111,235,771      124,909,151    114,976,088     118,461,145
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
$ 168,446,892   $ 225,341,481    $1,037,271        $ 1,463,366    $ 103,893,632    $ 111,235,771   $ 90,389,497    $114,976,088
=============== ================ =============== ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------- ------------------------------- -------------------------------
                                          2011           2010            2011             2010           2011             2010
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   6,572,507      $7,336,367     $3,056,552       $1,917,535   $   (155,035)   $   (178,536)
  Net realized gains (losses)            3,223,707       2,350,622      2,895,874          817,530       (366,570)       (998,742)
  Change in unrealized gains
     (losses) on investments             2,893,526      10,231,821        729,222       17,884,729        628,393       2,312,362
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  12,689,740      19,918,810      6,681,648       20,619,794        106,788       1,135,084
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,139,640       3,217,835      5,002,694        5,981,006        177,144         227,718
  Net transfers (including fixed
     account)                           (3,315,327)      7,916,248     (5,704,753)      (5,914,502)    (1,016,528)        (91,264)
  Contract charges                         (90,713)       (103,236)      (207,743)        (224,192)        (4,949)         (5,757)
  Transfers for contract benefits
     and terminations                  (52,466,220)    (49,180,996)   (27,729,730)     (38,851,332)    (1,695,938)     (2,913,987)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (53,732,620)    (38,150,149)   (28,639,532)     (39,009,020)    (2,540,271)     (2,783,290)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets                 (41,042,880)    (18,231,339)   (21,957,884)     (18,389,226)    (2,433,483)     (1,648,206)
NET ASSETS:
    Beginning of period                291,924,540     310,155,879    263,504,413      281,893,639     17,609,264      19,257,470
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $   250,881,660   $ 291,924,540  $ 241,546,529    $ 263,504,413   $ 15,175,781   $  17,609,264
                                   ================ =============== ============== =============== =============== ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH        MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- -------------------------------- -------------------------------
         2011             2010             2011             2010             2011            2010            2011            2010
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
 $ (2,963,525)    $ (2,970,952)    $ (6,694,787)    $ (6,732,484)    $ (1,271,087)     $ (280,810)     $ (484,573)      $ (52,885)
   16,005,349       12,693,487               --               --       (2,164,272)     (1,564,928)     (6,975,856)     (8,774,890)
  (37,628,458)      31,968,972               --               --      (10,373,169)      6,136,053         893,660      20,494,542
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (24,586,634)      41,691,507       (6,694,787)      (6,732,484)     (13,808,528)      4,290,315      (6,566,769)     11,666,767
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
    2,902,725        3,540,046       13,685,000       13,764,673          499,569         545,628         751,919         930,017
   (5,342,991)      (4,835,059)     154,035,845      316,568,462       95,112,541        (465,857)     (3,094,692)     (3,384,556)
     (116,934)        (129,923)        (191,982)        (213,887)         (34,711)         (8,410)        (21,376)        (22,930)
  (35,163,549)     (41,706,229)    (206,302,584)    (216,737,082)     (17,195,093)     (7,345,504)    (15,048,874)    (13,619,689)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (37,720,749)     (43,131,165)     (38,773,721)     113,382,166       78,382,306      (7,274,143)    (17,413,023)    (16,097,158)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (62,307,383)      (1,439,658)     (45,468,508)     106,649,682       64,573,778      (2,983,828)    (23,979,792)     (4,430,391)
  268,487,543      269,927,201      442,249,891      335,600,209       46,053,005      49,036,833      99,325,424     103,755,815
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
$ 206,180,160    $ 268,487,543    $ 396,781,383    $ 442,249,891    $ 110,626,783    $ 46,053,005    $ 75,345,632    $ 99,325,424
================ ================ ================ ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                           MSF LOOMIS
                                     MSF JENNISON GROWTH        SAYLES SMALL CAP CORE    MSF MET/ARTISAN MID CAP VALUE
                                              SUBACCOUNT                   SUBACCOUNT                       SUBACCOUNT
                                   --------------------------- -------------- ------------ --------------------------------
                                         2011           2010        2011         2010           2011           2010 (b)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $  (732,949)   $  (615,282)    $  (21,835)    $ (9,222)    $  (19,653)    $    (25,905)
  Net realized gains (losses)         1,060,119       (654,199)        49,522       16,996         61,646          (10,152)
  Change in unrealized gains
     (losses) on investments           (562,643)     6,231,428       (140,818)     112,778         63,620          164,008
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (235,473)     4,961,947       (113,131)     120,552        105,613          127,951
                                   --------------- ----------- -------------- ------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               251,996        290,063          9,309       10,236             --               --
  Net transfers (including fixed
     account)                        (1,503,330)    (1,015,205)     1,056,490      233,284         46,076        2,479,334
  Contract charges                      (40,888)       (48,923)          (114)         (57)          (338)            (375)
  Transfers for contract benefits
     and terminations               (11,248,453)    (9,356,185)      (234,005)     (60,970)      (292,254)        (412,510)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (12,540,675)   (10,130,250)       831,680      182,493       (246,516)       2,066,449
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets                (12,776,148)    (5,168,303)       718,549      303,045       (140,903)       2,194,400
NET ASSETS:
  Beginning of period                56,595,399     61,763,702        628,433      325,388      2,194,400               --
                                   --------------- ----------- -------------- ------------ -------------- -----------------
  End of period                     $43,819,251   $ 56,595,399    $ 1,346,982    $ 628,433    $ 2,053,497     $  2,194,400
                                   =============== =========== ============== ============ ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MSF MET/DIMENSIONAL
          INTERNATIONAL          MSF METLIFE CONSERVATIVE           MSF METLIFE CONSERVATIVE TO                              MSF
          SMALL COMPANY                        ALLOCATION                   MODERATE ALLOCATION      METLIFE MID CAP STOCK INDEX
             SUBACCOUNT                        SUBACCOUNT                            SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------- ------------------------------
     2011             2010            2011             2010            2011            2010           2011               2010
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    $ (91)             $ (602)      $ 314,408         $ 779,606       $ 668,557     $ 1,912,414      $ (25,487)      $ (16,661)
    4,927               3,869       1,098,459           705,709         876,080        (106,705)       492,845         (57,772)
  (29,384)             15,221        (799,840)        1,401,830      (1,745,916)      6,774,441       (746,319)      1,577,100
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
  (24,548)             18,488         613,027         2,887,145        (201,279)      8,580,150       (278,961)      1,502,667
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
       --                  --       1,055,711         1,251,896       3,098,237       3,808,639        411,176         389,535
   39,288              15,125       5,538,686         7,282,385       5,540,799       3,816,562        295,733         290,592
      (20)                 (3)        (10,985)          (10,740)        (46,473)        (43,100)        (5,173)        (4,862)
   (7,362)               (583)     (7,853,444)       (5,719,703)    (15,674,570)    (12,700,519)      (758,895)       (529,046)
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
   31,906              14,539      (1,270,032)        2,803,838      (7,082,007)     (5,118,418)       (57,159)        146,219
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    7,358              33,027        (657,005)        5,690,983      (7,283,286)      3,461,732       (336,120)      1,648,886
  108,458              75,431      38,552,233        32,861,250      92,534,789      89,073,057      7,903,300       6,254,414
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
$ 115,816           $ 108,458    $ 37,895,228      $ 38,552,233    $ 85,251,503    $ 92,534,789    $ 7,567,180     $ 7,903,300
============ =================== =============== ================ =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                            MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                                         SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- ------------------------------- ------------------------------
                                          2011           2010            2011             2010             2011            2010
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   1,144,736     $5,582,185      $  672,549      $3,465,608   $  (1,944,470)   $ (1,550,335)
  Net realized gains (losses)             (688,451)    (5,424,426)     (2,900,887)    (10,265,456)     18,784,853      18,126,276
  Change in unrealized gains
     (losses) on investments           (10,874,963)    45,896,962     (14,403,833)     49,819,288     (16,373,680)     75,716,840
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (10,418,678)    46,054,721     (16,632,171)     43,019,440         466,703      92,292,781
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               17,464,459     19,846,283      13,933,533      16,766,373      15,672,907      23,601,044
  Net transfers (including fixed
     account)                            2,861,181      4,314,279      (5,399,738)     (3,903,285)    (30,407,027)   (104,187,115)
  Contract charges                        (373,926)      (366,789)       (415,049)       (417,016)       (561,567)       (610,076)
  Transfers for contract benefits
     and terminations                  (49,533,366)   (53,282,954)    (32,689,252)    (52,043,396)    (82,389,114)    (97,206,926)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (29,581,652)   (29,489,181)    (24,570,506)    (39,597,324)    (97,684,801)   (178,403,073)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets                 (40,000,330)    16,565,540     (41,202,677)      3,422,116     (97,218,098)    (86,110,292)
NET ASSETS:
    Beginning of period                427,765,478    411,199,938     359,791,293     356,369,177     807,958,649     894,068,941
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
  End of period                    $   387,765,148  $ 427,765,478   $ 318,588,616   $ 359,791,293   $ 710,740,551    $807,958,649
                                   ================ =============== =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF NEUBERGER
          MSF MFS TOTAL RETURN                   MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    BERMAN GENESIS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -----------------
         2011             2010            2011            2010            2011             2010           2011 (a)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  $ 6,204,372      $ 8,425,455        $ (1,459)     $ (137,987)      $ 898,773      $ 1,294,856             $ (76)
   (9,694,633)     (16,178,972)       (468,161)     (1,903,486)     (3,563,858)      (7,960,644)                2
    7,839,003       54,558,082          88,961       8,611,346      (6,334,332)      10,778,394               335
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    4,348,742       46,804,565        (380,659)      6,569,873      (8,999,417)       4,112,606               261
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    8,343,960        8,928,313       2,159,622       2,261,872       2,403,596        2,988,839                --
  (13,818,999)      (9,255,687)     (1,787,901)      3,117,245      (1,647,481)      (1,860,726)           19,748
     (254,692)        (290,412)        (24,294)        (25,647)        (46,102)         (47,455)               (1)
  (94,119,605)     (87,760,748)     (9,912,499)     (9,485,200)     (7,832,217)     (14,605,094)               (3)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (99,849,336)     (88,378,534)     (9,565,072)     (4,131,730)     (7,122,204)     (13,524,436)           19,744
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (95,500,594)     (41,573,969)     (9,945,731)      2,438,143     (16,121,621)      (9,411,830)           20,005
  594,788,580      636,362,549      73,901,755      71,463,612      72,320,627       81,732,457                --
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
$ 499,287,986    $ 594,788,580    $ 63,956,024    $ 73,901,755    $ 56,199,006     $ 72,320,627          $ 20,005
================ ================ =============== =============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MSF NEUBERGER BERMAN MID CAP
                                                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY         MSF RUSSELL 2000 INDEX
                                                       SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                          2011             2010            2011             2010            2011           2010
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (148,560)    $  (146,631)      $1,728,130       $  304,750    $   (118,276)   $      7,018
  Net realized gains (losses)            (494,354)       (879,472)      (1,033,597)      (8,491,313)       (447,044)     (4,300,677)
  Change in unrealized gains
     (losses) on investments             (663,081)      4,943,695      (32,567,930)      56,165,206      (4,743,400)     27,149,045
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,305,995)      3,917,592      (31,873,397)      47,978,643      (5,308,720)     22,855,386
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  40,161             997        8,777,842        9,576,727       2,857,620       3,643,380
  Net transfers (including fixed
     account)                            (234,615)       (131,374)      (6,309,834)      (7,268,720)     (2,617,863)     (1,521,126)
  Contract charges                         (3,281)         (3,975)        (182,684)        (202,710)        (76,823)        (78,130)
  Transfers for contract benefits
     and terminations                  (3,008,098)     (2,514,527)     (40,254,294)     (53,058,261)    (10,869,620)    (18,479,738)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (3,205,833)     (2,648,879)     (37,968,970)     (50,952,964)    (10,706,686)    (16,435,614)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (4,511,828)      1,268,713      (69,842,367)      (2,974,321)    (16,015,406)      6,419,772
NET ASSETS:
  Beginning of period                  18,962,920      17,694,207      371,423,984      374,398,305     109,316,701     102,896,929
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
  End of period                    $   14,451,092    $ 18,962,920    $ 301,581,617    $ 371,423,984    $ 93,301,295    $109,316,701
                                   ================= =============== ================ ================ =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                        GROWTH                           GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                    SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- ---------------------------------
        2011              2010            2011             2010            2011            2010             2011             2010
---------------     ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  $ (706,061)       $ (720,749)   $ (1,456,034)    $ (1,256,924)     $ (362,394)      $ 431,774        $ 277,238      $ 2,537,373
   1,286,583          (337,588)      4,434,771          266,597         283,149         141,920        6,112,162        1,328,880
  (1,668,794)        7,462,700      (2,841,905)      27,477,353       1,196,855         333,475           69,362        4,253,524
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (1,088,272)        6,404,363         136,832       26,487,026       1,117,610         907,169        6,458,762        8,119,777
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
     407,031           440,247       3,071,873        3,089,531          72,507         102,762        2,445,013        3,829,885
  (1,703,777)         (515,092)        191,404          125,709      61,505,952         459,170          982,416        5,091,257
     (19,252)          (22,081)        (62,383)         (58,145)        (12,562)         (3,706)         (88,475)        (100,867)
  (7,934,558)       (7,217,564)    (11,348,941)     (11,603,685)    (11,487,269)     (1,183,589)     (34,116,535)     (29,475,988)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (9,250,556)       (7,314,490)     (8,148,047)      (8,446,590)     50,078,628        (625,363)     (30,777,581)     (20,655,713)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
 (10,338,828)         (910,127)     (8,011,215)      18,040,436      51,196,238         281,806      (24,318,819)     (12,535,936)
  48,700,718        49,610,845     105,806,004       87,765,568       8,424,280       8,142,474      173,254,111      185,790,047
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
$ 38,361,890      $ 48,700,718    $ 97,794,789    $ 105,806,004    $ 59,620,518     $ 8,424,280    $ 148,935,292    $ 173,254,111
=============== ================= =============== ================ =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS     PIONEER VCT EQUITY INCOME
                                                       SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010            2011          2010
                                   ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (143,498)    $  (179,379)    $  (408,646)    $  (398,019)      $  24,662     $   34,504
  Net realized gains (losses)             (14,098)       (154,626)        557,400          75,545         100,032       (537,299)
  Change in unrealized gains
     (losses) on investments             (528,798)      1,268,462      (5,700,836)      3,208,447         675,856      3,676,195
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (686,394)        934,457      (5,552,082)      2,885,973         800,550      3,173,400
                                   ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  75,877          91,425         110,088         207,259         108,077         63,944
  Net transfers (including fixed
     account)                          (1,222,734)       (511,858)     (2,419,505)       (810,305)        426,315        101,477
  Contract charges                         (4,438)         (5,100)         (8,622)        (10,037)         (7,418)        (7,791)
  Transfers for contract benefits
     and terminations                  (1,506,782)     (1,024,422)     (2,941,326)     (1,887,462)     (3,439,197)    (1,856,435)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,658,077)     (1,449,955)     (5,259,365)     (2,500,545)     (2,912,223)    (1,698,805)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                   (3,344,471)       (515,498)    (10,811,447)        385,428      (2,111,673)     1,474,595
NET ASSETS:
  Beginning of period                  14,111,087      14,626,585      26,221,434      25,836,006      21,292,601     19,818,006
                                   ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                    $   10,766,616    $ 14,111,087    $ 15,409,987    $ 26,221,434    $ 19,180,928    $21,292,601
                                   ================= =============== =============== =============== =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT                       PIONEER VCT
    IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION       PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
         2011             2010             2011             2010            2011            2010            2011              2010
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   $ (690,552)      $ (823,648)       $ 421,589        $ 458,323      $ (427,796)     $ (372,395)       $ 39,828          $ 72,053
   (1,693,718)      (3,959,113)        (213,468)      (1,798,072)     (1,947,923)     (2,555,443)       (403,653)         (873,404)
  (10,426,952)      31,646,629       (5,383,568)      15,496,939        (337,519)      9,169,920       1,458,143         3,929,720
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (12,811,222)      26,863,868       (5,175,447)      14,157,190      (2,713,238)      6,242,082       1,094,318         3,128,369
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
    3,559,835        3,722,328          667,022        1,381,043         178,370         237,248          85,193            69,797
   (3,243,344)      (7,341,420)       1,240,567        3,210,572        (973,283)     (1,763,109)       (317,126)          689,043
     (120,182)        (127,073)         (40,372)         (43,434)        (15,407)        (18,372)         (6,341)           (6,673)
  (16,316,670)     (10,017,304)     (14,341,396)     (13,680,628)     (7,808,934)     (4,877,160)     (2,515,143)       (1,168,701)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (16,120,361)     (13,763,469)     (12,474,179)      (9,132,447)     (8,619,254)     (6,421,393)     (2,753,417)         (416,534)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (28,931,583)      13,100,399      (17,649,626)       5,024,743     (11,332,492)       (179,311)     (1,659,099)        2,711,835
  246,699,062      233,598,663      134,202,065      129,177,322      43,769,962      43,949,273      15,025,737        12,313,902
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
$ 217,767,479    $ 246,699,062    $ 116,552,439    $ 134,202,065    $ 32,437,470    $ 43,769,962    $ 13,366,638      $ 15,025,737
================ ================ ================ ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                   WELLS FARGO VT SMALL CAP
                                                     UIF GROWTH            UIF U.S. REAL ESTATE                       VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   ------------------------------- ------------------------------- ---------------------------
                                         2011            2010           2011            2010           2011          2010
                                   ---------------- -------------- --------------- --------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (143,483)    $ (148,414)    $  (146,860)      $ 110,950    $   (23,584)    $    7,863
  Net realized gains (losses)            804,566        414,582        (886,865)     (1,730,114)       (43,636)      (148,047)
  Change in unrealized gains
     (losses) on investments            (933,812)     1,476,000       1,898,263       6,651,015       (243,647)       722,957
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (272,729)     1,742,168         864,538       5,031,851       (310,867)       582,773
                                   ---------------- -------------- --------------- --------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 13,262            495          88,416          97,017         72,666         86,346
  Net transfers (including fixed
     account)                           (345,794)       (45,236)       (521,388)     (1,574,727)       (44,682)      (493,175)
  Contract charges                        (1,880)        (2,102)         (8,685)        (10,492)          (484)            --
  Transfers for contract benefits
     and terminations                 (1,586,751)    (1,319,987)     (5,746,173)     (2,727,751)      (526,671)      (342,837)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (1,921,163)    (1,366,830)     (6,187,830)     (4,215,953)      (499,171)      (749,666)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets                  (2,193,892)       375,338      (5,323,292)        815,898       (810,038)      (166,893)
NET ASSETS:
  Beginning of period                  9,543,702      9,168,364      20,965,294      20,149,396      4,028,620      4,195,513
                                   ---------------- -------------- --------------- --------------- -------------- ------------
  End of period                    $   7,349,810    $ 9,543,702    $ 15,642,002    $ 20,965,294    $ 3,218,582    $ 4,028,620
                                   ================ ============== =============== =============== ============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
 Insurance Funds) ("Invesco V.I.")
AllianceBernstein Variable Products Series Fund, Inc.
 ("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
 ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
 ("LMPVET")
Legg Mason Partners Variable Income Trust
 ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
Morgan Stanley Variable Investment Series
 ("Morgan Stanley")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Alger Portfolios ("Alger")
The Dreyfus Socially Responsible Growth Fund, Inc.
 ("Dreyfus Socially Responsible Growth")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2011:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth
 Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
 Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWS I Capital Growth Subaccount
DWS II Dreman Small Mid Cap Value Subaccount
DWS II Global Thematic Subaccount
DWS II Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation
 Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

FTVIPT Franklin Rising Dividends Securities
 Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
 Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
 Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. Government Securities Subaccount* (a)
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Comstock Subaccount (a)
Invesco V.I. Van Kampen Equity and Income
 Subaccount
Invesco V.I. Van Kampen Growth and Income
 Subaccount*
Janus Aspen Enterprise Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth
 Subaccount*
LMPVET ClearBridge Variable Appreciation
 Subaccount
LMPVET ClearBridge Variable Equity Income Builder
 Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap
 Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth
 Subaccount
LMPVET ClearBridge Variable Large Cap Value
 Subaccount
LMPVET ClearBridge Variable Mid Cap Core
 Subaccount
LMPVET ClearBridge Variable Small Cap Growth
 Subaccount
LMPVET Investment Counsel Variable Social
 Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50%
 Subaccount
LMPVET Variable Lifestyle Allocation 70%
 Subaccount
LMPVET Variable Lifestyle Allocation 85%
 Subaccount
LMPVIT Western Asset Variable Global High Yield
 Bond Subaccount
LMPVIT Western Asset Variable High Income
 Subaccount
MIST American Funds Balanced Allocation
 Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
 Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth
 Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount
MIST MetLife Aggressive Strategy Subaccount (a)
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount*
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Large Cap Value Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount*
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Multi Cap Growth Subaccount
MSF Barclays Capital Aggregate Bond Index
 Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
 Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount
MSF Met/Dimensional International Small Company
 Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
 Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
 Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Genesis Subaccount (a)
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
 Opportunities Subaccount*
MSF Western Asset Management U.S. Government
 Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
 Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(a) This Subaccount began operations during the year ended December 31, 2011.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2011:

Credit Suisse Trust International Equity Flex III Portfolio
DWS I Health Care Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Van Kampen Government Subaccount
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Global Technology Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy
 Subaccount
LMPVET Global Currents Variable International All
 Cap Opportunity Subaccount
LMPVIT Western Asset Variable Adjustable Rate
 Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
 Income Subaccount
LMPVIT Western Asset Variable Strategic Bond
 Subaccount
MIST Legg Mason Value Equity Subaccount
MSF MetLife Aggressive Allocation Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Fund Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                              NEW NAME
-----------                                              --------
(MIST) Lord Abbett Growth and Income Portfolio           (MIST) T. Rowe Price Large Cap Value Portfolio
Morgan Stanley Capital Opportunities Portfolio           Morgan Stanley Multi Cap Growth Portfolio
UIF Capital Growth Portfolio                             UIF Growth Portfolio

MERGERS:

FORMER PORTFOLIO                                         NEW PORTFOLIO
----------------                                         -------------
DWS Health Care VIP                                      DWS Capital Growth VIP
Invesco Van Kampen V.I. Government Fund                  Invesco V.I. Government Securities Fund
Invesco Van Kampen V.I. Value Fund                       Invesco Van Kampen V.I. Comstock Fund
Legg Mason ClearBridge Variable Dividend Strategy        Legg Mason ClearBridge Variable Equity Income
 Portfolio                                                Builder Portfolio
(MIST) Legg Mason Value Equity Portfolio                 (MIST) Legg Mason Clearbridge Aggressive Growth
                                                          Portfolio
(MSF) MetLife Aggressive Allocation Portfolio            (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
FTVIPT Templeton Growth Securities Fund                 (MIST) Met/Templeton Growth Portfolio
Janus Aspen Global Technology Portfolio                 (MIST) RCM Technology Portfolio
Legg Mason ClearBridge Variable Capital Portfolio       (MSF) Davis Venture Value Portfolio
Legg Mason Global Currents Variable International       (MIST) MFS Research International Portfolio
 All Cap Opportunity Portfolio
Legg Mason Western Asset Variable Diversified           (MSF) Western Asset Management Strategic Bond
 Strategic Income Portfolio                               Opportunities Portfolio
Legg Mason Western Asset Variable Strategic Bond        (MSF) Western Asset Management Strategic Bond
 Portfolio                                                Opportunities Portfolio
Pioneer Bond VCT Portfolio                              (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                              (MIST) Pioneer Fund Portfolio



LIQUIDATIONS:

Credit Suisse Trust International Equity Flex III Portfolio
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011()04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

VARIABLE ANNUITIZATION FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

PRINCIPAL PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Variable Annuitization Floor Benefit           0.00% - 3.00%
                                               ---------------
Principal Protection                           1.25% - 2.50%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED
                                                       AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                       ----------------------- ----------------------------
                                                                                     COST OF       PROCEEDS
                                                           SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                       ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                      77,024    3,391,657     1,224,038        969,976
AllianceBernstein Global Thematic Growth Subaccount        60,267      933,453       102,062        437,243
American Funds Bond Subaccount                          1,025,886   10,770,511     4,989,871      4,742,318
American Funds Global Growth Subaccount                 7,675,298  144,294,626     8,904,694     49,879,620
American Funds Global Small Capitalization Subaccount     229,300    3,979,274     1,271,483      3,948,772
American Funds Growth Subaccount                        6,252,652  326,737,900    12,045,014    101,300,632
American Funds Growth-Income Subaccount                 8,333,657  287,820,250    11,894,356     85,560,981
Delaware VIP Small Cap Value Subaccount                   403,114   10,636,580       951,980     13,163,457
Dreyfus Socially Responsible Growth Subaccount             22,327      579,375       128,858         64,981
DWS I Capital Growth Subaccount                           571,743   10,059,659     3,389,734      1,934,001
DWS II Dreman Small Mid Cap Value Subaccount              727,201   10,393,741       205,464      2,004,966
DWS II Global Thematic Subaccount                         382,676    4,356,662       128,726      1,318,920
DWS II Government & Agency Securities Subaccount          495,224    6,192,269     1,921,049      1,158,534
Fidelity VIP Contrafund Subaccount                      9,856,735  253,089,068    16,052,092     48,049,496
Fidelity VIP Dynamic Capital Appreciation Subaccount      256,018    1,955,130       116,767        367,901
Fidelity VIP Equity-Income Subaccount                  11,447,756  238,359,698     7,258,138     27,614,612
Fidelity VIP High Income Subaccount                     4,809,797   29,968,349     3,400,656      5,614,112
Fidelity VIP Mid Cap Subaccount                         9,357,591  262,136,457    14,078,301     58,740,415
FTVIPT Franklin Income Securities Subaccount            2,686,243   38,543,863     9,782,251     18,553,125
FTVIPT Franklin Rising Dividends Securities Subaccount  1,126,975   19,440,994     2,900,573      4,956,410
FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount                                            1,706,091   32,151,536     2,647,057     12,226,741
FTVIPT Mutual Shares Securities Subaccount              2,152,359   35,971,299     1,432,176     14,085,793
FTVIPT Templeton Developing Markets Securities
  Subaccount                                            2,726,322   28,734,270     2,921,310      5,951,838
FTVIPT Templeton Foreign Securities Subaccount          7,630,889  105,994,366     7,881,968     32,562,134
Invesco V.I. Dividend Growth Subaccount                   110,887    1,504,356        71,559        517,754
Invesco V.I. Government Securities Subaccount (a)       1,682,162   19,602,061    26,591,004      7,268,373
Invesco V.I. S&P 500 Index Subaccount                     278,325    2,944,723       276,467      4,387,001
Invesco V.I. Utilities Subaccount                         141,384    2,330,288       485,458        741,802
Invesco V.I. Van Kampen Capital Growth Subaccount         360,849   10,365,866     1,374,012      4,507,340
Invesco V.I. Van Kampen Comstock Subaccount (a)           710,472    8,962,850    10,402,575      1,325,253
Invesco V.I. Van Kampen Equity and Income Subaccount    7,624,762   97,923,430     4,179,700     42,077,090
Invesco V.I. Van Kampen Growth and Income Subaccount    5,370,891   90,903,106     2,725,509     34,932,239
Janus Aspen Enterprise Subaccount                         367,200   11,083,909       920,795      4,643,172
Janus Aspen Overseas Subaccount                         1,433,288   63,052,217     4,220,396     13,836,494
Janus Aspen Worldwide Subaccount                           31,261      858,590        99,214        239,957
LMPVET ClearBridge Variable Aggressive Growth
  Subaccount                                           23,530,894  307,568,614    12,331,217    131,323,125
LMPVET ClearBridge Variable Appreciation Subaccount    14,597,101  330,660,493     8,552,613    108,136,741
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                           12,956,629  156,956,443    44,097,619     42,758,577
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                           19,504,326  386,905,244    11,420,679    105,193,780
LMPVET ClearBridge Variable Large Cap Growth
  Subaccount                                            6,247,613   87,465,084     3,050,057     27,283,344
LMPVET ClearBridge Variable Large Cap Value Subaccount  9,902,596  150,818,873     6,640,815     33,746,380
LMPVET ClearBridge Variable Mid Cap Core Subaccount     3,328,185   41,641,149     1,104,555     18,323,635
LMPVET ClearBridge Variable Small Cap Growth
  Subaccount                                            3,859,869   52,784,067     6,672,389     19,037,589
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                            1,816,411   42,467,422     1,133,726      9,970,437
LMPVET Variable Lifestyle Allocation 50% Subaccount     6,777,927   77,425,229     3,118,356     22,566,053
LMPVET Variable Lifestyle Allocation 70% Subaccount     4,153,874   46,773,694     1,412,604     12,134,487
LMPVET Variable Lifestyle Allocation 85% Subaccount     2,354,080   30,448,961     1,038,354      6,260,505

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                          1,564,332   12,745,578     2,003,559      3,966,408
LMPVIT Western Asset Variable High Income Subaccount 20,571,845  137,866,412    14,204,911     38,337,257
MIST American Funds Balanced Allocation Subaccount      191,954    1,710,332       750,255      1,120,758
MIST American Funds Growth Allocation Subaccount        164,607    1,378,905       487,241      1,136,404
MIST American Funds Moderate Allocation Subaccount      137,601    1,275,861       400,161        245,266
MIST Batterymarch Growth and Income Subaccount       14,698,447  295,761,515     4,659,153     30,769,667
MIST BlackRock High Yield Subaccount                 15,928,915  129,338,386    34,741,442     46,108,935
MIST BlackRock Large Cap Core Subaccount              5,359,897   54,789,827     4,440,855     13,301,839
MIST Clarion Global Real Estate Subaccount            7,500,672   97,104,513     8,679,897     18,255,758
MIST Dreman Small Cap Value Subaccount                  910,103   11,676,676     3,157,857      5,384,414
MIST Harris Oakmark International Subaccount          5,333,424   78,024,073     6,172,392     21,762,169
MIST Invesco Small Cap Growth Subaccount                900,829   11,614,976     4,398,466      5,098,976
MIST Janus Forty Subaccount                           7,229,100  530,162,670    16,168,241     72,924,839
MIST Lazard Mid Cap Subaccount                        7,302,824   77,550,675     7,547,936     18,358,856
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                            392,737    3,203,348     3,709,758        665,256
MIST Loomis Sayles Global Markets Subaccount         13,209,244  144,770,736     6,151,078     19,549,731
MIST Lord Abbett Bond Debenture Subaccount            4,524,808   53,535,704     9,198,429     20,153,502
MIST Lord Abbett Mid Cap Value Subaccount             2,999,821   56,445,674     2,617,013     14,351,191
MIST Met/Eaton Vance Floating Rate Subaccount           120,447    1,233,119     3,825,494      3,294,366
MIST Met/Franklin Mutual Shares Subaccount              115,201      912,374       466,254        178,785
MIST Met/Templeton Growth Subaccount                  5,188,905   49,032,221    29,868,473     15,336,016
MIST MetLife Aggressive Strategy Subaccount (a)       5,516,853   57,237,647    63,837,488      5,890,887
MIST MetLife Balanced Strategy Subaccount             2,172,696   16,962,436     1,647,184      3,590,647
MIST MetLife Growth Strategy Subaccount               1,890,882   14,130,383       660,006      3,055,829
MIST MetLife Moderate Strategy Subaccount             1,352,420   11,717,845     2,914,159      4,693,958
MIST MFS Emerging Markets Equity Subaccount           7,979,748   80,906,097     9,691,505     29,212,912
MIST MFS Research International Subaccount           11,063,767  126,375,372    69,273,612     23,128,554
MIST Morgan Stanley Mid Cap Growth Subaccount         1,208,469   12,077,466     1,897,956      5,608,643
MIST Oppenheimer Capital Appreciation Subaccount     46,674,809  323,219,256     2,264,311     39,460,934
MIST PIMCO Inflation Protected Bond Subaccount        9,714,651  105,730,537    30,451,554     29,993,585
MIST PIMCO Total Return Subaccount                   33,213,098  367,541,538    81,171,698    103,680,352
MIST Pioneer Fund Subaccount                          4,532,570   57,450,931    32,832,715     15,544,781
MIST Pioneer Strategic Income Subaccount             20,495,684  200,019,571    44,776,161     82,894,329
MIST RCM Technology Subaccount                        1,995,607    9,862,371    10,102,142      2,408,695
MIST SSgA Growth and Income ETF Subaccount           10,512,460  108,395,895     5,784,552     11,958,435
MIST SSgA Growth ETF Subaccount                      13,265,872  136,816,235     3,559,817     13,447,595
MIST T. Rowe Price Large Cap Value Subaccount         5,615,490  144,299,962     5,184,204     30,174,300
MIST T. Rowe Price Mid Cap Growth Subaccount            377,390    3,118,854     1,467,982      1,381,066
MIST Third Avenue Small Cap Value Subaccount          9,261,542  150,425,470    13,990,743     29,085,095
MIST Turner Mid Cap Growth Subaccount                   193,888    2,357,092       318,147        560,406
MIST Van Kampen Comstock Subaccount                  18,149,939  119,830,086     4,317,008     56,960,674
Morgan Stanley Multi Cap Growth Subaccount               28,034      807,886       130,340        464,848
MSF Barclays Capital Aggregate Bond Index Subaccount  8,971,816   96,920,874     6,457,021     17,664,954
MSF BlackRock Aggressive Growth Subaccount            3,500,755   83,692,292     2,593,950     24,385,549
MSF BlackRock Bond Income Subaccount                  2,273,905  235,183,714    25,414,368     72,574,913
MSF BlackRock Diversified Subaccount                 15,145,298  223,825,109     9,669,720     35,252,707
MSF BlackRock Large Cap Value Subaccount              1,473,377   17,329,656       701,254      3,396,569
MSF BlackRock Legacy Large Cap Growth Subaccount      8,267,061  148,785,501     7,381,913     48,066,419
MSF BlackRock Money Market Subaccount                 3,967,814  396,781,273   233,807,166    279,276,244
MSF Davis Venture Value Subaccount                    3,747,407  123,430,706   103,923,406     26,812,312
MSF FI Value Leaders Subaccount                         573,576  105,893,843     3,085,278     20,983,087
MSF Jennison Growth Subaccount                        3,635,901   41,768,778     1,012,728     14,286,335
MSF Loomis Sayles Small Cap Core Subaccount               6,152    1,331,051     1,186,717        376,878
MSF Met/Artisan Mid Cap Value Subaccount                 11,772    1,825,842       229,714        495,909

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                             SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                         ---------- ------------ ------------- --------------
MSF Met/Dimensional International Small Company
  Subaccount                                                  8,774      129,063        52,337         16,147
MSF MetLife Conservative Allocation Subaccount            3,286,664   35,653,501    14,988,229     15,943,833
MSF MetLife Conservative to Moderate Allocation
  Subaccount                                              7,632,185   83,283,356    14,383,098     20,796,533
MSF MetLife Mid Cap Stock Index Subaccount                  583,437    7,498,537     2,840,744      2,576,937
MSF MetLife Moderate Allocation Subaccount               35,937,456  408,562,622    21,323,252     49,760,172
MSF MetLife Moderate to Aggressive Allocation Subaccount 30,751,797  362,873,343    11,703,171     35,601,111
MSF MetLife Stock Index Subaccount                       24,085,610  690,337,041    32,302,843    127,160,989
MSF MFS Total Return Subaccount                           3,881,624  541,038,598    26,199,704    119,844,936
MSF MFS Value Subaccount                                  5,230,977   66,942,056     6,018,457     15,585,008
MSF Morgan Stanley EAFE Index Subaccount                  5,498,924   88,724,187     2,492,087      8,715,499
MSF Neuberger Berman Genesis Subaccount (a)                   1,687       19,671        19,747             79
MSF Neuberger Berman Mid Cap Value Subaccount               776,294   16,626,007     1,286,293      4,640,716
MSF Oppenheimer Global Equity Subaccount                 21,714,136  336,149,723    18,254,532     54,495,496
MSF Russell 2000 Index Subaccount                         7,369,771   99,969,201     3,089,295     13,914,239
MSF T. Rowe Price Large Cap Growth Subaccount             2,595,527   35,742,189     3,334,131     13,290,766
MSF T. Rowe Price Small Cap Growth Subaccount             6,066,674   80,191,359    12,559,707     22,163,798
MSF Western Asset Management Strategic Bond
  Opportunities Subaccount                                4,607,285   57,737,384    65,321,034     15,604,799
MSF Western Asset Management U.S. Government
  Subaccount                                             12,197,813  145,294,732    17,631,399     42,455,933
Pioneer VCT Cullen Value Subaccount                         999,686   11,118,295       360,632      3,162,214
Pioneer VCT Emerging Markets Subaccount                     649,936   17,282,131     1,717,212      7,385,303
Pioneer VCT Equity Income Subaccount                        940,703   18,816,973     2,189,038      5,076,642
Pioneer VCT Ibbotson Growth Allocation Subaccount        21,412,732  240,364,049    10,101,762     26,912,707
Pioneer VCT Ibbotson Moderate Allocation Subaccount      11,449,159  122,440,370     7,751,937     19,804,556
Pioneer VCT Mid Cap Value Subaccount                      2,059,522   40,503,960     1,552,642     10,599,714
Pioneer VCT Real Estate Shares Subaccount                   762,066   14,318,860     1,430,884      4,144,502
UIF Growth Subaccount                                       365,662    5,314,325       355,091      2,419,759
UIF U.S. Real Estate Subaccount                           1,152,690   17,431,246       575,608      6,910,292
Wells Fargo VT Small Cap Value Subaccount                   386,849    3,591,275       171,353        694,089

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                             ALLIANCEBERNSTEIN GLOBAL
                               ALGER CAPITAL APPRECIATION             THEMATIC GROWTH         AMERICAN FUNDS BOND
                                               SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               ----------------------------- --------------------------- ---------------------------
                                    2011             2010          2011          2010          2011          2010
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units beginning of year          2,108,411        2,568,654     1,545,364     1,859,710     6,629,074     5,354,874
Units issued and transferred
  from other funding options       638,403          378,839     1,539,952        67,315     9,924,012     3,203,628
Units redeemed and transferred
  to other funding options        (512,568)        (839,082)   (1,863,932)     (381,661)   (9,903,229)   (1,929,428)
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units end of year                2,234,246        2,108,411     1,221,384     1,545,364     6,649,857     6,629,074
                               ============ ================ ============= ============= ============= =============

                                            AMERICAN FUNDS                                    DREYFUS SOCIALLY RESPONSIBLE
                                             GROWTH-INCOME    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------- -------------------------------
                                       2011           2010          2011              2010       2011                 2010
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units beginning of year         266,085,972    305,682,875    10,497,320        11,809,419    480,877              574,094
Units issued and transferred
  from other funding options    248,225,998     14,097,977     4,502,467         1,318,201    100,383               10,491
Units redeemed and transferred
  to other funding options     (301,846,907)   (53,694,880)   (9,184,419)       (2,630,300)   (45,200)            (103,708)
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units end of year               212,465,063    266,085,972     5,815,368        10,497,320    536,060              480,877
                               =============== ============== ============= ================= ========== ====================

                               DWS II GOVERNMENT & AGENCY                               FIDELITY VIP DYNAMIC CAPITAL
                                               SECURITIES    FIDELITY VIP CONTRAFUND                    APPRECIATION
                                               SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                               -------------------------- ---------------------------- ------------------------------
                                    2011        2010          2011          2010          2011              2010
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units beginning of year          4,693,342    5,472,346    160,809,148   181,273,642     1,800,348         2,259,227
Units issued and transferred
  from other funding options     1,357,214      792,647    102,224,509    15,737,799     1,196,589           317,045
Units redeemed and transferred
  to other funding options        (910,164)  (1,571,651)  (121,307,603)  (36,202,293)   (1,367,123)         (775,924)
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units end of year                5,140,392    4,693,342    141,726,054   160,809,148     1,629,814         1,800,348
                               ============ ============= ============= ============== ============= ================

                                   FTVIPT FRANKLIN INCOME      FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
                                               SECURITIES        DIVIDENDS SECURITIES                GROWTH SECURITIES
                                               SUBACCOUNT                  SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- --------------------------- --------------------------------
                                      2011           2010          2011          2010           2011              2010
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units beginning of year         29,222,902     30,320,651    16,928,302    18,663,538     31,824,896        38,242,323
Units issued and transferred
  from other funding options    30,227,388      9,664,076     2,332,749     1,232,722     17,928,671         2,285,035
Units redeemed and transferred
  to other funding options     (36,521,497)   (10,761,825)   (3,709,890)   (2,967,958)   (24,024,504)       (8,702,462)
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units end of year               22,928,793     29,222,902    15,551,161    16,928,302     25,729,063        31,824,896
                               ============== ============== ============= ============= ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                              AMERICAN FUNDS
 AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS GROWTH
                   SUBACCOUNT                     SUBACCOUNT                SUBACCOUNT
------------------------------- --------------------------- ---------------------------
     2011             2010          2011           2010         2011          2010
--------------- --------------- ------------- ------------- ------------ --------------
 115,240,903      130,525,259     2,635,611     1,997,395    282,002,413   323,767,342
 105,424,559       10,765,450     3,287,168     1,243,457    257,694,615    20,613,179
(128,169,701)     (26,049,806)   (4,299,754)     (605,241)  (312,988,361)  (62,378,108)
--------------- --------------- ------------- ------------- ------------ --------------
   92,495,761     115,240,903     1,623,025     2,635,611    226,708,667   282,002,413
=============== =============== ============= ============= ============ ==============

                            DWS II DREMAN SMALL MID CAP
  DWS I CAPITAL GROWTH                            VALUE      DWS II GLOBAL THEMATIC
            SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- ------------------------------ --------------------------
  2011            2010          2011             2010         2011         2010
----------- --------------- ------------- ---------------- ------------ ------------
 7,420,886     8,917,378     5,549,304        6,769,158    2,895,029    3,417,264
 2,521,070       223,817       193,843          271,638      104,704      247,409
(1,450,035)   (1,720,309)   (1,077,510)      (1,491,492)    (780,068)    (769,644)
----------- --------------- ------------- ---------------- ------------ ------------
 8,491,921     7,420,886     4,665,637        5,549,304    2,219,665    2,895,029
=========== =============== ============= ================ ============ ============

FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME       FIDELITY VIP MID CAP
                SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
----------------------------- ------------------------ -----------------------------
    2011           2010          2011          2010           2011        2010
------------- -------------- ------------- ------------ -------------- -------------
 87,497,260    108,541,676    11,343,721    14,725,421    150,237,224   163,964,353
 14,784,785      7,103,254     1,060,190     1,254,717     89,130,981    17,556,588
(24,204,093)   (28,147,670)   (2,504,036)   (4,636,417)  (107,512,638)  (31,283,717)
------------- -------------- ------------- -----------  -------------- -------------
 78,077,952     87,497,260     9,899,875    11,343,721    131,855,567   150,237,224
============= ============== ============= ===========  ============== =============

     FTVIPT MUTUAL SHARES    FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
               SECURITIES             MARKETS SECURITIES                    SECURITIES
               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------- ------------------------------ -----------------------------
    2011          2010          2011             2010           2011           2010
------------ ------------- ------------- ---------------- -------------- -------------
 36,409,020    42,535,689    14,717,477       15,673,026     84,974,211     97,704,725
 36,436,514     2,874,422     2,555,899        3,972,448     65,570,772      8,354,795
(46,445,884)   (9,001,091)   (3,936,332)      (4,927,997)   (81,377,494)   (21,085,309)
------------ ------------- ------------- ---------------- -------------- -------------
 26,399,650    36,409,020    13,337,044       14,717,477     69,167,489     84,974,211
============ ============= ============= ================ ============== =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                               INVESCO V.I.
                                                                 GOVERNMENT
                               INVESCO V.I. DIVIDEND GROWTH      SECURITIES    INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT      SUBACCOUNT                    SUBACCOUNT
                               ------------------------------- --------------- -----------------------------
                                     2011              2010         2011 (a)         2011            2010
                               ------------- ----------------- --------------- ------------- ---------------
Units beginning of year          1,892,620         2,297,823              --     6,211,524       6,684,139
Units issued and transferred
  from other funding options     1,825,973           103,967      22,126,396     6,229,384         100,964
Units redeemed and transferred
  to other funding options      (2,241,331)         (509,170)     (5,872,073)   (9,734,636)       (573,579)
                               ------------- ----------------- --------------- ------------- ---------------
Units end of year                1,477,262         1,892,620      16,254,323     2,706,272       6,211,524
                               ============= ================= =============== ============= ===============

                                   INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME          GROWTH AND INCOME       JANUS ASPEN ENTERPRISE
                                                SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                               --------------------------- ----------------------------- ----------------------------
                                       2011           2010           2011        2010           2011          2010
                               --------------- ----------- -------------- -------------- -------------- -------------
Units beginning of year          95,244,297    106,877,677     95,521,755 114,335,077     20,137,778    24,776,585
Units issued and transferred
  from other funding options     95,644,293      6,460,327     89,918,227   3,667,863     17,474,244       644,357
Units redeemed and transferred
  to other funding options     (120,798,767)   (18,093,707) (113,007,967) (22,481,185)   (21,954,768)   (5,283,164)
                               --------------- -------------------------- -------------- -------------- -------------
Units end of year                70,089,823     95,244,297     72,432,015  95,521,755     15,657,254    20,137,778
                               =============== =========== ============== ============== ============== =============

                                                                                               LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE    VARIABLE FUNDAMENTAL
                                     VARIABLE APPRECIATION VARIABLE EQUITY INCOME BUILDER           ALL CAP VALUE
                                                SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT
                               --------------------------- ------------------------------ --------------------------
                                    2011           2010         2011            2010         2011          2010
                               --------------- ----------- -------------- --------------- ----------- --------------
Units beginning of year         340,812,870    397,735,990   117,810,538    135,980,347   360,564,870  428,072,804
Units issued and transferred
  from other funding options    309,947,399      9,841,982   158,397,686      3,424,954   290,684,689   10,359,708
Units redeemed and transferred
  to other funding options     (386,299,867)   (66,765,102) (159,721,533)   (21,594,763) (362,217,473) (77,867,642)
                               --------------- ----------- -------------- --------------- ----------- --------------
Units end of year               264,460,402    340,812,870   116,486,691    117,810,538   289,032,086  360,564,870
                               =============== =========== ============== =============== =========== ==============

                                       LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ---------------------------- -----------------------------
                                    2011           2010           2011          2010           2011           2010
                               -------------- -------------- -------------- ------------- -------------- --------------
Units beginning of year          46,003,583     54,202,034     28,992,998    35,265,807     69,091,278     82,791,698
Units issued and transferred
  from other funding options     37,710,988      3,170,049     14,833,181     1,056,029     66,066,579      2,236,843
Units redeemed and transferred
  to other funding options      (45,183,851)   (11,368,500)   (20,516,168)   (7,328,838)   (80,355,487)   (15,937,263)
                               -------------- -------------- -------------- ------------- -------------- --------------
Units end of year                38,530,720     46,003,583     23,310,011    28,992,998     54,802,370     69,091,278
                               ============== ============== ============== ============= ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                                       INVESCO V.I.
                            INVESCO V.I. VAN KAMPEN      VAN KAMPEN
INVESCO V.I. UTILITIES               CAPITAL GROWTH        COMSTOCK
            SUBACCOUNT                   SUBACCOUNT      SUBACCOUNT
------------------------- ---------------------------- ---------------
     2011         2010           2011          2010         2011 (a)
------------ ------------ -------------- ------------- ---------------
1,414,907    1,703,060     12,335,955    15,018,782              --
  247,175      111,874     12,269,424       228,779       9,856,127
 (411,386)    (400,027)   (13,815,547)   (2,911,606)     (1,289,345)
------------ ------------ -------------- ------------- ---------------
1,250,696    1,414,907     10,789,832    12,335,955       8,566,782
============ ============ ============== ============= ===============

                                                              LMPVET CLEARBRIDGE
      JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE  VARIABLE AGGRESSIVE GROWTH
                SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
----------------------------- ---------------------- -----------------------------
       2011           2010         2011         2010        2011             2010
-------------- -------------- ------------ --------- -------------- --------------
 40,655,745     43,929,512    1,013,409    1,215,231   443,390,285     532,331,659
 10,693,648      7,994,395      110,707      148,447   364,838,748      12,365,594
(15,536,769)   (11,268,162)    (258,979)    (350,269) (461,399,385)   (101,306,968)
-------------- -------------- ------------ --------- -------------- --------------
 35,812,624     40,655,745      865,137    1,013,409   346,829,648     443,390,285
============== ============== ============ ========= ============== ==============

         LMPVET CLEARBRIDGE         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE LARGE CAP GROWTH   VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
--------------------------- ----------------------------- ---------------------------
        2011           2010           2011         2010           2011           2010
--------------- ----------- -------------- -------------- -------------- ------------
 107,663,025    128,748,339    129,276,662  153,410,278     39,617,087     49,070,208
  89,771,823      3,616,748    102,779,112    3,910,204     37,410,512      1,122,136
(109,458,439)   (24,702,062)  (125,230,071) (28,043,820)   (47,886,267)   (10,575,257)
--------------- -------------------------- -------------- -------------- ------------
  87,976,409    107,663,025    106,825,703  129,276,662     29,141,332     39,617,087
=============== =========== ============== ============== ============== ============

LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE               LMPVIT WESTERN ASSET
           ALLOCATION 70%               ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
               SUBACCOUNT                   SUBACCOUNT                         SUBACCOUNT
---------------------------- ---------------------------- ----------------------------------
       2011          2010           2011          2010          2011                 2010
-------------- ------------- -------------- ------------- ------------- --------------------
 44,663,513    52,457,087     28,603,564    33,143,582     8,965,094           10,569,292
 41,201,406       773,260     27,345,370       687,853     8,265,431            1,299,895
(49,969,596)   (8,566,834)   (31,765,420)   (5,227,871)   (9,948,533)          (2,904,093)
-------------- ------------- -------------- ------------- ------------- --------------------
 35,895,323    44,663,513     24,183,514    28,603,564     7,281,992            8,965,094
============== ============= ============== ============= ============= ====================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                      LMPVIT WESTERN ASSET        MIST AMERICAN FUNDS        MIST AMERICAN FUNDS
                                      VARIABLE HIGH INCOME        BALANCED ALLOCATION          GROWTH ALLOCATION
                                                SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                               ------------------------------ -------------------------- --------------------------
                                       2011           2010          2011         2010          2011         2010
                               --------------- -------------- ------------- ------------ ------------- ------------
Units beginning of year          85,709,100    102,925,900     2,241,816    1,066,350     2,314,410      860,371
Units issued and transferred
  from other funding options     83,334,725      4,380,323       771,778    1,623,764       586,831    1,962,971
Units redeemed and transferred
  to other funding options     (102,140,522)   (21,597,123)   (1,170,095)    (448,298)   (1,320,845)    (508,932)
                               --------------- -------------- ------------- ------------ ------------- ------------
Units end of year                66,903,303     85,709,100     1,843,499    2,241,816     1,580,396    2,314,410
                               =============== ============== ============= ============ ============= ============

                                           MIST BLACKROCK
                                           LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- ---------------------------------- ------------------------------
                                      2011           2010           2011                2010           2011            2010
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units beginning of year         54,907,593     63,249,054     89,036,157          98,568,292     11,051,153      11,126,251
Units issued and transferred
  from other funding options    51,473,923      4,122,594     63,202,917          11,778,873      9,501,490       4,396,724
Units redeemed and transferred
  to other funding options     (60,012,657)   (12,464,055)   (74,830,231)        (21,311,008)   (11,211,410)     (4,471,822)
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units end of year               46,368,859     54,907,593     77,408,843          89,036,157      9,341,233      11,051,153
                               ============== ============== ============== =================== ============== ===============

                                                             MIST LEGG MASON CLEARBRIDGE    MIST LOOMIS SAYLES GLOBAL
                                      MIST LAZARD MID CAP              AGGRESSIVE GROWTH                      MARKETS
                                               SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ------------------------------ ----------------------------
                                      2011           2010         2011              2010          2011           2010
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units beginning of year         55,785,950     64,642,037      243,732           206,409    33,062,109     43,268,117
Units issued and transferred
  from other funding options    24,342,611      6,070,882    5,358,034           615,192     2,208,287      2,467,567
Units redeemed and transferred
  to other funding options     (30,030,016)   (14,926,969)    (960,807)         (577,869)   (5,145,956)   (12,673,575)
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units end of year               50,098,545     55,785,950    4,640,959           243,732    30,124,440     33,062,109
                               ============== ============== ============ ================= ============= ==============

                                                                                          MIST METLIFE
                               MIST MET/FRANKLIN MUTUAL                                     AGGRESSIVE
                                                 SHARES      MIST MET/TEMPLETON GROWTH        STRATEGY
                                             SUBACCOUNT                     SUBACCOUNT      SUBACCOUNT
                               --------------------------- ---------------------------- ---------------
                                     2011          2010           2011       2010 (b)        2011 (a)
                               ------------- ------------- -------------- ------------- ---------------
Units beginning of year           849,530       658,147     31,582,017            --              --
Units issued and transferred
  from other funding options    1,587,454       292,413     55,474,414    36,048,865      61,329,579
Units redeemed and transferred
  to other funding options     (1,343,233)     (101,030)   (41,194,266)   (4,466,848)     (7,267,316)
                               ------------- ------------- -------------- ------------- ---------------
Units end of year               1,093,751       849,530     45,862,165    31,582,017      54,062,263
                               ============= ============= ============== ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

   MIST AMERICAN FUNDS           MIST BATTERYMARCH
   MODERATE ALLOCATION           GROWTH AND INCOME     MIST BLACKROCK HIGH YIELD
            SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------- --------------------------- -----------------------------
     2011         2010          2011          2010           2011           2010
------------ ------------ ------------- ------------- -------------- --------------
1,184,260      664,781    13,146,573    14,486,682     72,671,332     52,060,128
  396,221      808,378       325,646       356,006     40,297,898     40,939,185
 (263,692)    (288,899)   (1,628,586)   (1,696,115)   (50,476,658)   (20,327,981)
------------ ------------ ------------- ------------- -------------- --------------
1,316,789    1,184,260    11,843,633    13,146,573     62,492,572     72,671,332
============ ============ ============= ============= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH              MIST JANUS FORTY
                SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
----------------------------- -------------------------------- -----------------------------
       2011           2010          2011               2010           2011           2010
-------------- -------------- ------------- ------------------ -------------- --------------
 59,047,438     65,954,572     8,936,088          7,370,837    130,954,529    178,453,861
 49,612,720      9,563,786     9,597,322          5,167,753     46,190,455     12,501,286
(59,624,839)   (16,470,920)   (9,913,540)        (3,602,502)   (65,071,275)   (60,000,618)
-------------- -------------- ------------- ------------------ -------------- --------------
 49,035,319     59,047,438     8,619,870          8,936,088    112,073,709    130,954,529
============== ============== ============= ================== ============== ==============

     MIST LORD ABBETT BOND      MIST LORD ABBETT MID CAP     MIST MET/EATON VANCE
                 DEBENTURE                         VALUE            FLOATING RATE
                SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT
----------------------------- ----------------------------- ------------------------
       2011           2010           2011           2010          2011    2010 (b)
-------------- -------------- -------------- -------------- ------------- ----------
 40,480,659     45,437,764     59,583,746     70,579,098       711,474         --
 36,053,228      5,964,875     55,919,253      5,046,852     4,730,873    746,338
(44,031,249)   (10,921,980)   (66,859,725)   (16,042,204)   (4,227,497)   (34,864)
-------------- -------------- -------------- -------------- ------------- ----------
 32,502,638     40,480,659     48,643,274     59,583,746     1,214,850    711,474
============== ============== ============== ============== ============= ==========

   MIST METLIFE BALANCED         MIST METLIFE GROWTH       MIST METLIFE MODERATE
                STRATEGY                    STRATEGY                    STRATEGY
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
21,057,825    23,223,388    18,635,211    22,113,186    13,603,309    13,266,871
 1,162,148       821,968       331,684       314,170     2,197,858     1,872,377
(2,747,261)   (2,987,531)   (2,271,250)   (3,792,145)   (3,704,607)   (1,535,939)
------------- ------------- ------------- ------------- ------------- -------------
19,472,712    21,057,825    16,695,645    18,635,211    12,096,560    13,603,309
============= ============= ============= ============= ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                MIST MFS EMERGING MARKETS             MIST MFS RESEARCH          MIST MORGAN STANLEY
                                                   EQUITY                 INTERNATIONAL               MID CAP GROWTH
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ----------------------------- ----------------------------
                                      2011           2010           2011           2010           2011          2010
                               -------------- -------------- -------------- -------------- -------------- -------------
Units beginning of year         40,055,591     45,575,766     48,036,599     57,249,025     11,758,200    15,136,307
Units issued and transferred
  from other funding options    35,785,519      6,110,741     74,378,829      4,870,205     10,851,231       779,332
Units redeemed and transferred
  to other funding options     (43,026,471)   (11,630,916)   (44,825,929)   (14,082,631)   (13,363,298)   (4,157,439)
                               -------------- -------------- -------------- -------------- -------------- -------------
Units end of year               32,814,639     40,055,591     77,589,499     48,036,599      9,246,133    11,758,200
                               ============== ============== ============== ============== ============== =============

                                       MIST PIONEER FUND MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY
                                              SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                               ------------------------- -------------------------------- --------------------------
                                      2011          2010           2011           2010          2011      2010 (b)
                               -------------- ---------- -------------- ----------------- ------------- ------------
Units beginning of year         30,744,777    35,071,315    163,592,465    167,562,465     1,999,423           --
Units issued and transferred
  from other funding options    45,644,359     1,983,515    122,782,751     34,080,328    11,038,370    2,350,355
Units redeemed and transferred
  to other funding options     (32,867,420)   (6,310,053)  (151,615,685)   (38,050,328)   (2,529,444)    (350,932)
                               -------------- ------------------------- ----------------- ------------- ------------
Units end of year               43,521,716    30,744,777    134,759,531    163,592,465    10,508,349    1,999,423
                               ============== ========== ============== ================= ============= ============

                               MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                                   GROWTH                          VALUE    MIST TURNER MID CAP GROWTH
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ------------------------------ -----------------------------
                                     2011            2010           2011            2010         2011             2010
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units beginning of year         2,637,941       2,174,650    118,085,929     135,415,681    1,767,559        2,403,026
Units issued and transferred
  from other funding options    2,203,292         963,948     78,832,566       8,241,820      222,677          115,906
Units redeemed and transferred
  to other funding options     (1,966,931)       (500,657)   (94,189,121)    (25,571,572)    (337,762)        (751,373)
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units end of year               2,874,302       2,637,941    102,729,374     118,085,929    1,652,474        1,767,559
                               ============= =============== ============== =============== ============ ================

                                  MSF BLACKROCK AGGRESSIVE
                                                    GROWTH  MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED
                                                SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                               --------------------------- ----------------------------- -----------------------------
                                       2011           2010           2011        2010           2011           2010
                               --------------- ----------- -------------- -------------- -------------- --------------
Units beginning of year         116,770,017    136,340,583    225,736,980  254,242,025    118,061,128    141,009,077
Units issued and transferred
  from other funding options     95,970,287      7,706,233    158,016,694   24,492,753     10,254,747      5,527,923
Units redeemed and transferred
  to other funding options     (116,934,899)   (27,276,799)  (198,362,000) (52,997,798)   (22,781,035)   (28,475,872)
                               --------------- ----------- -------------- -------------- -------------- --------------
Units end of year                95,805,405    116,770,017    185,391,674  225,736,980    105,534,840    118,061,128
                               =============== =========== ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

  MIST OPPENHEIMER CAPITAL         MIST PIMCO INFLATION
              APPRECIATION               PROTECTED BOND     MIST PIMCO TOTAL RETURN
                SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
----------------------------- ------------------------- ------------------------------
       2011           2010           2011          2010            2011        2010
-------------- -------------- ------------- ----------- --------------- --------------
370,415,704    431,970,938     84,809,882    85,594,721     285,034,968  309,041,939
 22,718,995     18,814,014     81,258,980    20,671,578     267,862,443   53,577,555
(61,536,391)   (80,369,248)   (84,811,309)  (21,456,417)   (292,794,435) (77,584,526)
-------------- -------------- ------------- ----------- --------------- --------------
331,598,308    370,415,704     81,257,553    84,809,882     260,102,976  285,034,968
============== ============== ============= =========== =============== ==============

MIST SSGA GROWTH AND INCOME                               MIST T. ROWE PRICE LARGE CAP
                        ETF          MIST SSGA GROWTH ETF                        VALUE
                 SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
------------------------------ -------------------------- -------------------------------
       2011            2010           2011           2010           2011          2010
-------------- --------------- -------------- ----------- -------------- ----------------
110,185,544     118,121,815    142,607,091    151,971,206    153,267,618    178,302,083
  5,350,636       6,399,672      7,773,698      9,226,882    126,485,432      8,438,483
(13,241,302)    (14,335,943)   (17,293,082)   (18,590,997)  (151,168,289)   (33,472,948)
-------------- --------------- -------------- ----------- -------------- ----------------
102,294,878     110,185,544    133,087,707    142,607,091    128,584,761    153,267,618
============== =============== ============== =========== ============== ================

                               MORGAN STANLEY MULTI CAP    MSF BARCLAYS CAPITAL AGGREGATE
   MIST VAN KAMPEN COMSTOCK                      GROWTH                        BOND INDEX
                 SUBACCOUNT                  SUBACCOUNT                        SUBACCOUNT
------------------------------ --------------------------- ---------------------------------
        2011           2010          2011          2010          2011                2010
--------------- -------------- ------------- ------------- ------------- -------------------
 178,757,353    212,159,391       877,893       921,618    51,647,712          62,894,452
 160,196,705      6,094,947       865,238       129,304     3,228,498           3,441,205
(201,024,747)   (39,496,985)   (1,059,640)     (173,029)   (9,608,025)        (14,687,945)
--------------- -------------- ------------- ------------- ------------- -------------------
 137,929,311    178,757,353       683,491       877,893    45,268,185          51,647,712
=============== ============== ============= ============= ============= ===================

                                   MSF BLACKROCK LEGACY
MSF BLACKROCK LARGE CAP VALUE          LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET
                   SUBACCOUNT                SUBACCOUNT                      SUBACCOUNT
----------------------------- -------------------------- -------------------------------
      2011               2010          2011        2010           2011            2010
------------- --------------- ------------- ------------ -------------- ----------------
15,747,692         18,388,146   232,943,584  278,436,667   390,620,368     292,409,144
   698,899          1,312,882   181,176,484    6,729,530   476,826,492     419,479,748
(2,918,209)        (3,953,336) (216,847,587) (52,222,613) (511,848,766)   (321,268,524)
------------- --------------- -------------- ----------- -------------- ----------------
13,528,382         15,747,692   197,272,481  232,943,584   355,598,094     390,620,368
============= =============== ============== =========== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                   MSF DAVIS VENTURE VALUE           MSF FI VALUE LEADERS            MSF JENNISON GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          39,290,500     46,272,413     77,016,714      90,780,311     76,713,717      92,196,381
Units issued and transferred
  from other funding options     96,208,204      2,849,938     53,370,473       2,165,185     72,566,487       1,803,749
Units redeemed and transferred
  to other funding options      (39,110,852)    (9,831,851)   (67,002,902)    (15,928,782)   (88,790,634)    (17,286,413)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                96,387,852     39,290,500     63,384,285      77,016,714     60,489,570      76,713,717
                               =============== ============== ============== =============== ============== ===============

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          32,850,961     30,329,127     81,246,395      86,062,934      6,949,687       6,859,089
Units issued and transferred
  from other funding options     33,765,680     12,932,554     31,579,761      13,790,616      2,781,003       1,915,010
Units redeemed and transferred
  to other funding options      (34,800,276)   (10,410,720)   (37,687,409)    (18,607,155)    (2,862,923)     (1,824,412)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                31,816,365     32,850,961     75,138,747      81,246,395      6,867,767       6,949,687
                               =============== ============== ============== =============== ============== ===============

                                                                                                 MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year         365,263,272    424,517,109     55,157,576      58,644,242     39,250,929      48,947,939
Units issued and transferred
  from other funding options    283,119,661     17,845,189     33,120,541       8,621,095      2,117,134       2,927,357
Units redeemed and transferred
  to other funding options     (347,596,626)   (77,099,026)   (40,084,773)    (12,107,761)    (6,168,106)    (12,624,367)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year               300,786,307    365,263,272     48,193,344      55,157,576     35,199,957      39,250,929
                               =============== ============== ============== =============== ============== ===============

                                                              MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                    MSF RUSSELL 2000 INDEX                         GROWTH                         GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          41,489,141     52,166,793     45,753,740      53,594,235     76,912,938      84,858,983
Units issued and transferred
  from other funding options      2,697,285      4,873,800     35,502,982       5,286,363     37,828,196      13,139,178
Units redeemed and transferred
  to other funding options       (6,897,307)   (15,551,452)   (44,134,729)    (13,126,858)   (43,679,666)    (21,085,223)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                37,289,119     41,489,141     37,121,993      45,753,740     71,061,468      76,912,938
                               =============== ============== ============== =============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

            MSF LOOMIS SAYLES         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
               SMALL CAP CORE                           VALUE    INTERNATIONAL SMALL COMPANY
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011          2010 (b)          2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
       192,214        123,912      1,029,255               --         63,743          53,278
       503,095        108,633      1,063,204        1,304,952        100,017          38,421
      (273,434)       (40,331)    (1,173,615)        (275,697)       (80,927)        (27,956)
----------------- -------------- -------------- ---------------- -------------- ---------------
       421,875        192,214        918,844        1,029,255         82,833          63,743
================= ============== ============== ================ ============== ===============

         MSF METLIFE MODERATE         MSF METLIFE MODERATE TO
                   ALLOCATION           AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010             2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
   393,118,303    422,006,805    343,766,439      385,002,457      752,977,742     956,309,555
    73,459,725     44,353,655     42,817,441       27,755,862       85,985,098      40,443,876
  (100,741,870)   (73,242,157)   (66,390,615)     (68,991,880)    (178,658,782)   (243,775,689)
----------------- -------------- -------------- ---------------- -------------- ---------------
   365,836,158    393,118,303    320,193,265      343,766,439      660,304,058     752,977,742
================= ============== ============== ================ ============== ===============

 MSF NEUBERGER          MSF NEUBERGER BERMAN          MSF OPPENHEIMER GLOBAL
BERMAN GENESIS                 MID CAP VALUE                          EQUITY
    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
----------------- ----------------------------- -------------------------------
       2011 (a)          2011           2010             2011           2010
----------------- -------------- -------------- ---------------- --------------
            --     11,259,940     13,067,556      355,293,700    410,567,773
        12,540      9,927,449        335,670      112,061,168     24,058,567
            (1)   (11,890,571)    (2,143,286)    (147,867,280)   (79,332,640)
----------------- -------------- ------------------------------- --------------
        12,539      9,296,818     11,259,940      319,487,588    355,293,700
================= ============== ============== ================ ==============

 MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
 STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT       PIONEER VCT CULLEN VALUE
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010           2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
     3,494,208      3,762,287     125,335,567      140,576,689     13,452,820      14,948,808
    49,512,412        926,122     104,919,656       22,522,652        420,189         675,912
   (13,329,968)    (1,194,201)   (128,460,959)     (37,763,774)    (3,016,121)     (2,171,900)
----------------- -------------- -------------- ---------------- -------------- ---------------
    39,676,652      3,494,208     101,794,264      125,335,567     10,856,888      13,452,820
================= ============== ============== ================ ============== ===============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                            PIONEER VCT IBBOTSON GROWTH
                               PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME                     ALLOCATION
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         8,376,046         9,315,020     14,712,580    16,094,477    221,599,749     235,330,904
Units issued and transferred
  from other funding options      974,984           928,345      1,452,330     1,325,538      7,579,123       6,888,680
Units redeemed and transferred
  to other funding options     (2,846,272)       (1,867,319)    (3,389,099)   (2,707,435)   (22,360,030)    (20,619,835)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,504,758         8,376,046     12,775,811    14,712,580    206,818,842     221,599,749
                               ============= ================= ============== ============= ============== ===============

                                                                                                         WELLS FARGO VT
                                                 UIF GROWTH         UIF U.S. REAL ESTATE                SMALL CAP VALUE
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         7,852,817         9,106,525     16,338,780    20,079,803      2,391,673       2,853,960
Units issued and transferred
  from other funding options    6,260,195           217,061     16,433,965     1,451,787      1,338,898         158,613
Units redeemed and transferred
  to other funding options     (7,721,700)       (1,470,769)   (21,073,980)   (5,192,810)    (1,656,362)       (620,900)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,391,312         7,852,817     11,698,765    16,338,780      2,074,209       2,391,673
                               ============= ================= ============== ============= ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2011           2010           2011          2010          2011                2010
-------------- -------------- -------------- ------------- ------------- -------------------
119,014,176    127,523,679     27,106,926    31,686,148     8,080,999           8,382,574
  5,895,965      9,924,582     17,222,895     1,405,107       742,971           1,199,039
(17,012,069)   (18,434,085)   (22,605,446)   (5,984,329)   (2,111,196)         (1,500,614)
-------------- -------------- -------------- ------------- ------------- -------------------
107,898,072    119,014,176     21,724,375    27,106,926     6,712,774           8,080,999
============== ============== ============== ============= ============= ===================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Alger Capital Appreciation     2011   2,234,246 1.44 - 1.80   3,906,644            -- 1.55 - 2.65   (3.24) - (2.17)
  Subaccount                   2010   2,108,411 1.49 - 1.84   3,755,704          0.23 1.55 - 2.65    10.70 - 11.89
                               2009   2,568,654 1.34 - 1.65   4,100,549            -- 1.55 - 2.65    46.68 - 48.33
                               2008   2,726,355 0.91 - 1.11   2,946,088            -- 1.55 - 2.65 (46.69) - (46.09)
                               2007   3,117,230 1.71 - 2.06   6,258,265            -- 1.55 - 2.65   (1.42) - 31.11
AllianceBernstein Global       2011   1,221,384 0.70 - 0.72     873,875          0.36 1.65 - 1.90 (24.89) - (24.66)
  Thematic Growth Subaccount   2010   1,545,364 0.94 - 0.96   1,471,499          1.97 1.65 - 1.90    16.42 - 16.57
                               2009   1,859,710 0.80 - 0.82   1,520,169            -- 1.65 - 1.90    50.28 - 50.64
                               2008   1,967,504 0.54 - 0.55   1,068,173            -- 1.65 - 1.90 (48.51) - (48.29)
                               2007   2,675,537 1.04 - 1.05   2,814,482            -- 1.65 - 1.90    17.67 - 17.90
American Funds Bond Subaccount 2011   6,649,857 1.61 - 1.73  11,151,382          3.15 1.40 - 1.90      4.08 - 4.60
  (Commenced 4/28/2008)        2010   6,629,074 1.54 - 1.65  10,629,167          3.26 1.40 - 1.90      4.47 - 4.96
                               2009   5,354,874 1.48 - 1.57   8,185,030          4.01 1.40 - 1.90    10.47 - 11.08
                               2008   1,707,759 1.34 - 1.42   2,375,182          8.67 1.40 - 1.90 (10.75) - (10.45)
American Funds Global          2011  92,495,761 1.23 - 1.92 148,056,485          1.21 0.30 - 2.70  (11.30) - (9.16)
  Growth Subaccount            2010 115,240,903 1.38 - 2.14 206,239,786          1.45 0.30 - 2.70     8.71 - 11.44
                               2009 130,525,259 1.26 - 1.95 212,149,219          1.43 0.30 - 2.70    38.52 - 41.88
                               2008 148,315,752 0.89 - 1.39 171,788,338          1.71 0.30 - 2.70 (40.07) - (38.58)
                               2007 169,495,269 1.47 - 2.30 321,760,742          2.69 0.30 - 2.70   (4.70) - 14.13
American Funds Global Small    2011   1,623,025 2.32 - 2.48   3,907,280          1.46 1.40 - 1.90 (20.66) - (20.26)
  Capitalization Subaccount    2010   2,635,611 2.92 - 3.11   7,972,844          1.81 1.40 - 1.90    20.08 - 20.69
  (Commenced 4/28/2008)        2009   1,997,395 2.43 - 2.58   5,011,389          0.46 1.40 - 1.90    58.31 - 59.01
                               2008     638,633 1.54 - 1.62   1,017,332            -- 1.40 - 1.90 (49.55) - (49.38)
American Funds Growth          2011 226,708,667 1.06 - 1.69 323,137,038          0.58 0.30 - 2.70   (6.83) - (4.57)
  Subaccount                   2010 282,002,413 1.14 - 1.80 428,158,662          0.70 0.30 - 2.70    15.51 - 18.38
                               2009 323,767,342 0.99 - 1.54 421,186,273          0.66 0.30 - 2.70    35.68 - 38.90
                               2008 359,615,200 0.72 - 1.13 341,207,267          0.78 0.30 - 2.70 (45.51) - (44.10)
                               2007 404,396,586 1.30 - 2.04 695,771,349          0.76 0.30 - 2.70     1.50 - 11.72
American Funds                 2011 212,465,063 1.00 - 1.46 275,594,046          1.43 0.30 - 2.75   (4.48) - (2.15)
  Growth-Income Subaccount     2010 266,085,972 1.04 - 1.51 358,904,564          1.43 0.30 - 2.75     8.45 - 11.08
                               2009 305,682,875 0.95 - 1.38 376,941,251          1.60 0.30 - 2.75    27.57 - 30.86
                               2008 341,874,694 0.73 - 1.07 327,273,662          1.64 0.30 - 2.75 (39.52) - (38.03)
                               2007 401,435,769 1.20 - 1.75 629,811,177          1.45 0.30 - 2.75    (3.07) - 4.36
Delaware VIP Small Cap         2011   5,815,368 1.66 - 3.04  12,653,755          0.67 0.30 - 1.30   (2.60) - (1.66)
  Value Subaccount             2010  10,497,320 1.69 - 3.10  24,258,561          0.66 0.30 - 2.60    28.92 - 31.90
                               2009  11,809,419 1.28 - 2.36  21,004,334          1.02 0.30 - 2.60    28.40 - 31.49
                               2008  13,377,371 0.98 - 1.80  18,558,123          0.81 0.30 - 2.60 (31.67) - (30.11)
                               2007  16,388,529 1.40 - 2.58  33,497,643          0.53 0.30 - 2.60  (13.94) - (7.16)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
Dreyfus Socially Responsible 2011     536,060 1.05 - 1.29     663,326          0.67 1.55 - 2.65   (1.95) - (0.92)
  Growth Subaccount          2010     480,877 1.08 - 1.30     602,610          0.73 1.55 - 2.65    11.51 - 12.77
                             2009     574,094 0.96 - 1.15     639,903          0.64 1.55 - 2.65    29.92 - 31.39
                             2008     582,742 0.74 - 0.88     495,408          0.43 1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700 1.17 - 1.36     792,444          0.27 1.55 - 2.65      4.67 - 5.84
DWS I Capital Growth         2011   8,491,921 1.04 - 1.31  10,582,962          0.36 1.55 - 2.65   (7.23) - (6.23)
  Subaccount                 2010   7,420,886 1.12 - 1.40   9,928,161          0.58 1.55 - 2.65    13.26 - 14.61
                             2009   8,917,378 0.99 - 1.22  10,469,508          1.08 1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735 0.80 - 0.98   9,638,233          0.66 1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333 1.23 - 1.49  18,006,933          0.25 1.55 - 2.65   (1.15) - 10.47
DWS II Dreman Small Mid Cap  2011   4,665,637 1.16 - 1.91   8,261,005          0.68 1.55 - 2.65   (8.79) - (7.76)
  Value Subaccount           2010   5,549,304 1.27 - 2.08  10,696,706          0.93 1.55 - 2.65    19.45 - 20.78
                             2009   6,769,158 1.06 - 1.72  10,898,028          1.69 1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706 0.84 - 1.35   9,778,847          1.35 1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529 1.31 - 2.07  17,838,953          0.60 1.55 - 2.65    (0.07) - 1.13
DWS II Global Thematic       2011   2,219,665 1.00 - 1.45   3,026,970          0.24 1.55 - 2.65 (16.91) - (15.95)
  Subaccount                 2010   2,895,029 1.21 - 1.72   4,734,517          0.62 1.55 - 2.65    10.27 - 11.51
                             2009   3,417,264 1.09 - 1.55   5,030,435          1.26 1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900 0.78 - 1.10   4,073,603          1.13 1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961 1.54 - 2.14   9,874,816          0.24 1.55 - 2.65      3.02 - 4.24
DWS II Government & Agency   2011   5,140,392 1.19 - 1.31   6,487,438          3.81 1.55 - 2.65      4.39 - 5.49
  Securities Subaccount      2010   4,693,342 1.14 - 1.24   5,647,349          4.40 1.55 - 2.65      3.45 - 4.56
                             2009   5,472,346 1.10 - 1.18   6,311,542          4.70 1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315 1.05 - 1.12   7,663,328          4.25 1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580 1.03 - 1.09   4,755,051          4.04 1.55 - 2.65      2.69 - 3.93
Fidelity VIP Contrafund      2011 141,726,054 1.09 - 1.77 223,715,085          0.77 0.30 - 2.70   (5.31) - (3.06)
  Subaccount                 2010 160,809,148 1.15 - 1.85 264,096,436          1.01 0.30 - 2.70    13.91 - 16.63
                             2009 181,273,642 1.00 - 1.61 257,127,712          1.23 0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420 0.76 - 1.21 204,385,840          0.80 0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728 1.36 - 2.15 395,591,028          0.78 0.30 - 2.70     1.63 - 16.61
Fidelity VIP Dynamic Capital 2011   1,629,814 0.92 - 1.54   2,068,621            -- 0.30 - 2.50   (5.15) - (3.02)
  Appreciation Subaccount    2010   1,800,348 0.96 - 1.59   2,381,228          0.23 0.30 - 2.50    15.01 - 17.63
                             2009   2,259,227 0.82 - 1.35   2,578,968          0.02 0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553 0.61 - 1.00   2,110,918          0.42 0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214 1.06 - 1.74   4,597,424          0.11 0.30 - 2.50    (4.18) - 6.13
Fidelity VIP Equity-Income   2011  78,077,952 1.06 - 2.94 213,824,134          2.43 0.30 - 1.90    (1.18) - 0.67
  Subaccount                 2010  87,497,260 1.07 - 2.95 237,379,610          1.75 0.30 - 1.90    12.67 - 14.86
                             2009 108,541,676 0.95 - 2.60 240,102,941          2.34 0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779 0.74 - 2.02 199,519,894          2.41 0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044 1.32 - 3.57 400,892,976          1.74 0.30 - 1.90    (0.65) - 1.22
Fidelity VIP High Income     2011   9,899,875 1.50 - 2.64  25,924,805          6.54 0.60 - 1.30      2.66 - 3.40
  Subaccount                 2010  11,343,721 1.46 - 2.57  28,813,104          7.21 0.30 - 1.30    12.36 - 13.42
                             2009  14,725,421 1.25 - 2.29  31,480,724          8.11 0.30 - 1.30    42.09 - 43.51
                             2008  15,749,612 0.88 - 1.61  23,781,248          8.57 0.30 - 1.30 (25.93) - (25.18)
                             2007  17,441,474 1.18 - 2.17  35,721,575          7.77 0.30 - 1.30    (0.59) - 2.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------- ----------- ------------- ----------- -------------------
Fidelity VIP Mid Cap            2011 131,855,567 1.20 - 2.32 267,439,944          0.02 0.30 - 2.70 (13.21) - (11.08)
  Subaccount                    2010 150,237,224 1.38 - 2.65 346,905,399          0.12 0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353 1.10 - 2.10 298,753,019          0.47 0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157 0.81 - 1.53 232,101,268          0.24 0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164 1.37 - 2.57 435,231,658          0.49 0.30 - 2.70   (0.31) - 14.63
FTVIPT Franklin Income          2011  22,928,793 1.18 - 4.81  38,466,998          5.99 1.30 - 2.70    (0.34) - 1.02
  Securities Subaccount         2010  29,222,902 1.18 - 4.77  48,715,164          6.39 1.30 - 2.70     9.65 - 11.21
                                2009  30,320,651 1.08 - 4.29  41,814,022          8.12 1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181 0.82 - 3.21  25,140,094          5.49 1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936 1.19 - 1.26  34,418,610          3.38 1.30 - 2.70    (4.04) - 2.40
FTVIPT Franklin Rising          2011  15,551,161 1.14 - 1.54  22,145,063          1.52 1.50 - 2.65      3.20 - 4.38
  Dividends Securities          2010  16,928,302 1.06 - 1.47  23,199,262          1.60 1.50 - 2.65    17.54 - 18.83
  Subaccount                    2009  18,663,538 0.90 - 1.24  21,564,888          1.47 1.50 - 2.65    14.27 - 15.66
                                2008  21,627,695 0.79 - 1.07  21,687,343          1.84 1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683 1.10 - 1.50  36,386,985          2.37 1.50 - 2.65   (5.23) - (4.14)
FTVIPT Franklin Small-Mid       2011  25,729,063 0.93 - 1.71  34,957,797            -- 1.25 - 2.75   (7.35) - (5.96)
  Cap Growth Securities         2010  31,824,896 0.99 - 1.83  46,170,327            -- 1.25 - 2.75    24.11 - 26.04
  Subaccount                    2009  38,242,323 0.79 - 1.46  44,113,405            -- 1.25 - 2.75    39.60 - 41.80
                                2008  39,918,390 0.56 - 1.04  32,498,385            -- 1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557 1.00 - 1.84  67,189,742            -- 1.25 - 2.75      5.24 - 9.89
FTVIPT Mutual Shares            2011  26,399,650 1.22 - 1.35  33,103,285          2.15 1.40 - 1.90   (2.96) - (2.45)
  Securities Subaccount         2010  36,409,020 1.25 - 1.39  46,886,371          1.53 1.40 - 1.90      9.15 - 9.65
                                2009  42,535,689 1.15 - 1.26  50,121,663          1.91 1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032 0.93 - 1.02  45,238,751          2.96 1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398 1.50 - 1.64  88,384,934          1.44 1.40 - 1.90      1.49 - 2.05
FTVIPT Templeton Developing     2011  13,337,044 1.67 - 2.74  25,681,955          0.98 0.30 - 1.80 (17.32) - (16.11)
  Markets Securities Subaccount 2010  14,717,477 2.02 - 3.30  34,095,115          1.60 0.30 - 1.80    15.47 - 17.21
                                2009  15,673,026 1.75 - 2.85  31,239,521          4.01 0.30 - 1.80    69.58 - 72.16
                                2008  14,310,331 1.03 - 3.33  16,745,138          1.88 0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016 1.88 - 4.06 152,721,262          2.31 0.30 - 2.75     1.06 - 28.01
FTVIPT Templeton Foreign        2011  69,167,489 1.01 - 1.78  95,843,960          1.72 0.30 - 2.70 (13.04) - (10.86)
  Securities Subaccount         2010  84,974,211 1.16 - 2.03 133,825,834          1.91 0.30 - 2.75      5.44 - 8.03
                                2009  97,704,725 1.10 - 1.90 144,240,071          3.43 0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532 0.82 - 1.41 121,590,564          2.41 0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623 1.42 - 2.41 240,864,853          1.97 0.30 - 2.75     0.36 - 14.76
Invesco V.I. Dividend           2011   1,477,262 0.91 - 1.10   1,552,411          1.48 1.60 - 2.50   (2.58) - (1.70)
  Growth Subaccount             2010   1,892,620 0.93 - 1.12   2,026,368          1.54 1.60 - 2.50      7.49 - 8.45
                                2009   2,297,823 0.86 - 1.03   2,276,427          1.75 1.60 - 2.50    20.90 - 22.06
                                2008   2,424,014 0.71 - 0.84   1,981,211          0.42 1.60 - 2.50 (38.06) - (37.51)
                                2007   2,901,396 1.19 - 1.35   3,816,301          1.01 1.60 - 2.50    (5.62) - 2.27
Invesco V.I. Government         2011  16,254,323 1.10 - 1.59  20,877,260            -- 1.40 - 2.60      4.79 - 5.87
  Securities Subaccount
  (Commenced 5/2/2011)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Invesco V.I. S&P 500 Index     2011   2,706,272 0.99 - 1.23   3,145,074          1.76 1.55 - 2.60    (1.05) - 0.00
  Subaccount                   2010   6,211,524 1.00 - 1.24   7,379,716          1.68 1.55 - 2.60    11.62 - 12.79
                               2009   6,684,139 0.89 - 1.10   7,067,118          2.54 1.55 - 2.60    22.77 - 24.19
                               2008   6,631,301 0.72 - 0.88   5,673,311          2.18 1.55 - 2.60 (38.88) - (38.23)
                               2007   6,967,206 1.18 - 1.43   9,696,418          1.53 1.55 - 2.60      2.29 - 3.36
Invesco V.I. Utilities         2011   1,250,696 1.39 - 1.99   2,366,759          3.25 1.55 - 2.65    13.43 - 14.67
  Subaccount                   2010   1,414,907 1.22 - 1.73   2,340,520          3.67 1.55 - 2.65      3.53 - 4.66
                               2009   1,703,060 1.18 - 1.65   2,716,233          4.58 1.55 - 2.65    11.86 - 13.13
                               2008   2,120,045 1.05 - 1.46   3,005,689          2.63 1.55 - 2.65 (34.12) - (33.39)
                               2007   2,469,440 1.59 - 2.20   5,279,182          1.88 1.55 - 2.65     8.89 - 18.78
Invesco V.I. Van Kampen        2011  10,789,832 0.63 - 1.44  11,358,588            -- 1.40 - 2.60   (8.78) - (7.47)
  Capital Growth Subaccount    2010  12,335,955 0.68 - 1.55  15,074,925            -- 1.40 - 2.60    16.48 - 18.19
                               2009  15,018,782 0.58 - 1.31  15,653,524          0.02 1.40 - 2.60     0.00 - 63.84
                               2008  17,441,725 0.36 - 1.50  10,959,766          0.53 0.30 - 2.60  (50.44) - (4.25)
                               2007 157,200,754 0.56 - 1.60 129,155,686          0.01 0.30 - 2.60     5.60 - 15.96
Invesco V.I. Van Kampen        2011   8,566,782 0.63 - 1.32   8,042,543            -- 1.40 - 2.60  (11.45) - (3.30)
  Comstock Subaccount
  (Commenced 5/2/2011)
Invesco V.I. Van Kampen        2011  70,089,823 1.45 - 1.52 103,925,502          1.86 1.40 - 1.90   (3.14) - (2.70)
  Equity and Income Subaccount 2010  95,244,297 1.50 - 1.56 145,446,901          1.99 1.40 - 1.90     9.90 - 10.50
                               2009 106,877,677 1.36 - 1.41 148,131,048          2.80 1.40 - 1.90    20.19 - 20.74
                               2008 124,047,368 1.13 - 1.17 142,710,330          2.39 1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293 1.50 - 1.53 234,822,562          1.82 1.40 - 1.90      1.42 - 1.93
Invesco V.I. Van Kampen        2011  72,432,015 0.99 - 1.67  95,293,683          0.99 1.40 - 2.60   (4.70) - (3.41)
  Growth and Income Subaccount 2010  95,521,755 1.03 - 1.73 130,864,665          0.11 1.40 - 2.60     9.24 - 10.97
                               2009 114,335,077 0.94 - 1.56 141,710,332          3.64 1.40 - 2.60    21.02 - 22.66
                               2008 135,745,590 0.78 - 1.27 137,594,743          1.94 1.40 - 2.60 (34.00) - (33.00)
                               2007 171,568,422 1.18 - 1.90 260,145,192          1.42 1.40 - 2.60    (0.07) - 1.39
Janus Aspen Enterprise         2011  15,657,254 0.60 - 2.13  13,553,349            -- 0.30 - 2.60   (4.17) - (1.97)
  Subaccount                   2010  20,137,778 0.62 - 2.20  17,466,737            -- 0.30 - 2.60    22.28 - 25.15
                               2009  24,776,585 0.50 - 1.79  17,035,938            -- 0.30 - 2.60    40.68 - 44.00
                               2008  28,579,786 0.35 - 1.26  13,787,452          0.06 0.30 - 2.60 (45.29) - (44.02)
                               2007  32,312,340 0.64 - 2.30  27,341,621          0.07 0.30 - 2.60     3.53 - 21.04
Janus Aspen Overseas           2011  35,812,624 1.04 - 2.50  53,633,655          0.38 1.25 - 2.50 (34.01) - (33.19)
  Subaccount                   2010  40,655,745 1.57 - 3.78  91,389,889          0.54 1.25 - 2.50    21.93 - 23.50
                               2009  43,929,512 1.28 - 3.09  79,311,843          0.42 1.25 - 2.50    74.67 - 76.85
                               2008  45,196,584 0.73 - 1.77  45,301,896          1.14 1.25 - 2.50 (53.41) - (52.82)
                               2007  46,649,433 1.55 - 3.78  98,924,859          0.46 1.25 - 2.50    24.82 - 26.43
Janus Aspen Worldwide          2011     865,137 0.72 - 1.12     797,166          0.48 0.30 - 1.30 (15.12) - (14.24)
  Subaccount                   2010   1,013,409 0.85 - 1.31   1,072,638          0.50 0.30 - 1.30    14.04 - 15.17
                               2009   1,215,231 0.75 - 1.13   1,081,304          1.30 0.30 - 1.30    35.75 - 36.96
                               2008   1,473,348 0.55 - 1.61     933,270          0.15 0.30 - 2.45  (45.55) - (5.61)
                               2007  34,679,126 0.71 - 1.71  28,343,346          0.55 0.30 - 2.50    (5.11) - 8.61

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
LMPVET ClearBridge Variable    2011 346,829,648 0.95 - 1.60 392,842,683          0.17 0.30 - 2.70    (0.52) - 2.14
  Aggressive Growth Subaccount 2010 443,390,285 0.94 - 1.59 497,935,929          0.13 0.30 - 2.70    21.43 - 24.70
                               2009 532,331,659 0.76 - 1.32 486,236,715            -- 0.30 - 2.70    30.76 - 34.11
                               2008 622,180,674 0.57 - 1.00 428,934,280            -- 0.30 - 2.70 (42.18) - (40.60)
                               2007 741,329,212 0.98 - 1.82 873,001,582            -- 0.30 - 2.70    (6.31) - 6.75
LMPVET ClearBridge Variable    2011 264,460,402 1.13 - 1.67 345,221,069          1.44 0.60 - 2.70    (0.18) - 2.06
  Appreciation Subaccount      2010 340,812,870 1.12 - 1.65 439,981,790          1.52 0.60 - 2.70     9.69 - 11.88
                               2009 397,735,990 1.01 - 1.49 463,631,605          2.10 0.60 - 2.70    18.86 - 21.39
                               2008 467,330,035 0.80 - 1.24 453,131,027          1.19 0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.15 - 1.78 814,727,982          1.06 0.30 - 2.70      0.32 - 7.74
LMPVET ClearBridge Variable    2011 116,486,691 0.93 - 1.56 135,638,200          3.20 0.30 - 2.70    (2.40) - 7.56
  Equity Income Builder        2010 117,810,538 0.90 - 1.36 130,583,106          3.70 0.30 - 2.70     9.14 - 11.90
  Subaccount                   2009 135,980,347 0.82 - 1.22 137,170,481          3.17 0.30 - 2.70    19.33 - 22.53
                               2008 156,487,513 0.69 - 1.00 131,469,976          0.92 0.30 - 2.75 (36.73) - (35.21)
                               2007 193,635,280 1.09 - 1.55 255,776,152          1.33 0.30 - 2.75    (1.75) - 5.10
LMPVET ClearBridge Variable    2011 289,032,086 0.93 - 2.92 354,783,689          1.24 0.30 - 2.75   (8.77) - (6.50)
  Fundamental All Cap Value    2010 360,564,870 1.02 - 3.15 478,128,074          1.65 0.30 - 2.75    13.48 - 16.32
  Subaccount                   2009 428,072,804 0.90 - 2.73 494,512,064          1.33 0.30 - 2.75    25.84 - 28.91
                               2008 503,204,890 0.72 - 2.14 457,409,846          1.59 0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.16 - 3.41 899,059,753          1.20 0.30 - 2.75    (8.41) - 0.62
LMPVET ClearBridge Variable    2011  87,976,409 0.90 - 1.63  99,836,845          0.42 0.30 - 2.70   (3.33) - (0.98)
  Large Cap Growth Subaccount  2010 107,663,025 0.92 - 1.65 124,995,190          0.11 0.30 - 2.70      6.90 - 9.54
                               2009 128,748,339 0.86 - 1.51 137,942,475          0.27 0.30 - 2.70    38.57 - 42.03
                               2008 150,824,586 0.61 - 1.07 115,654,875          0.26 0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.99 - 1.71 234,261,631          0.04 0.30 - 2.70    (1.31) - 4.65
LMPVET ClearBridge Variable    2011 106,825,703 1.00 - 1.86 134,081,143          2.13 0.30 - 2.70      2.14 - 4.63
  Large Cap Value Subaccount   2010 129,276,662 0.98 - 1.79 156,733,252          2.92 0.30 - 2.70      6.61 - 9.13
                               2009 153,410,278 0.92 - 1.64 172,680,085          1.90 0.30 - 2.70    21.21 - 24.09
                               2008 180,915,479 0.76 - 1.33 166,124,166          1.22 0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.21 - 2.07 330,952,064          1.43 0.30 - 2.70    (4.61) - 3.29
LMPVET ClearBridge Variable    2011  29,141,332 1.22 - 1.71  42,401,069            -- 1.30 - 2.70   (6.52) - (5.18)
  Mid Cap Core Subaccount      2010  39,617,087 1.29 - 1.82  61,152,307            -- 1.30 - 2.70    19.30 - 20.96
                               2009  49,070,208 1.08 - 1.51  62,841,873          0.46 1.30 - 2.70    32.43 - 34.18
                               2008  57,996,976 0.81 - 1.13  55,520,897          0.19 1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.27 - 1.78 107,349,964          0.37 1.30 - 2.70    (3.30) - 5.81
LMPVET ClearBridge Variable    2011  38,530,720 1.17 - 2.17  59,480,568            -- 0.30 - 2.60    (1.24) - 1.10
  Small Cap Growth Subaccount  2010  46,003,583 1.18 - 2.18  71,509,944            -- 0.30 - 2.75    21.75 - 24.79
                               2009  54,202,034 0.96 - 1.77  68,494,048            -- 0.30 - 2.75    38.93 - 42.35
                               2008  59,867,011 0.69 - 1.26  53,919,156            -- 0.30 - 2.75 (42.32) - (40.89)
                               2007  71,547,703 1.18 - 2.17 110,867,024            -- 0.30 - 2.75    (2.50) - 9.34
LMPVET Investment Counsel      2011  23,310,011 0.94 - 3.10  43,793,657          1.04 0.30 - 2.50   (2.44) - (0.35)
  Variable Social Awareness    2010  28,992,998 0.95 - 3.14  53,105,312          1.29 0.30 - 2.50     9.32 - 11.87
  Subaccount                   2009  35,265,807 0.86 - 2.84  55,656,183          1.52 0.30 - 2.50    19.84 - 22.47
                               2008  39,745,946 0.71 - 2.34  50,092,116          1.84 0.30 - 2.50 (27.04) - (25.45)
                               2007  44,597,635 0.96 - 3.17  75,221,700          1.34 0.30 - 2.60     3.74 - 10.56

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------ ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS  HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------ ----------- ------------- ----------- -------------------
LMPVET Variable Lifestyle         2011  54,802,370  1.29 - 1.74  77,471,705          2.37 1.17 - 1.90    (0.77) - 0.00
  Allocation 50% Subaccount       2010  69,091,278  1.30 - 1.74  97,750,305          2.91 1.17 - 1.90    12.26 - 13.04
                                  2009  82,791,698  1.16 - 1.54 104,008,687          4.97 1.17 - 1.90    29.82 - 30.79
                                  2008 101,668,320  0.89 - 1.18  98,139,570          3.26 1.17 - 1.90 (28.75) - (28.20)
                                  2007 127,276,506  1.25 - 1.64 171,934,433          3.41 1.17 - 1.90      1.29 - 2.05
LMPVET Variable Lifestyle         2011  35,895,323  1.17 - 1.48  43,491,060          1.81 1.17 - 1.90   (2.42) - (1.79)
  Allocation 70% Subaccount       2010  44,663,513  1.20 - 1.51  55,155,290          2.03 1.17 - 1.90    12.81 - 13.70
                                  2009  52,457,087  1.06 - 1.33  57,089,042          3.47 1.17 - 1.90    30.47 - 31.36
                                  2008  61,066,781  0.81 - 1.01  50,738,235          2.32 1.17 - 1.90 (34.09) - (33.57)
                                  2007  73,092,932  1.24 - 1.52  91,454,984          2.55 1.17 - 1.90      1.90 - 2.63
LMPVET Variable Lifestyle         2011  24,183,514  1.08 - 1.43  27,425,036          1.40 1.17 - 1.90   (4.07) - (3.43)
  Allocation 85% Subaccount       2010  28,603,564  1.13 - 1.49  33,646,055          1.57 1.17 - 1.90    13.47 - 14.32
                                  2009  33,143,582  1.00 - 1.30  34,156,185          2.32 1.17 - 1.90    30.07 - 30.95
                                  2008  38,462,858  0.77 - 0.99  30,330,127          1.65 1.17 - 1.90 (38.60) - (38.15)
                                  2007  45,631,090  1.25 - 1.60  58,313,241          1.51 1.17 - 1.90      1.38 - 2.17
LMPVIT Western Asset              2011   7,281,992  1.21 - 1.96  11,544,768          7.29 1.40 - 2.60    (0.90) - 0.31
  Variable Global High Yield Bond 2010   8,965,094  1.22 - 1.95  14,183,211          8.24 1.40 - 2.60    12.05 - 13.34
  Subaccount                      2009  10,569,292  1.08 - 1.72  14,895,212         10.68 1.40 - 2.60    51.46 - 53.38
                                  2008  11,006,706  0.71 - 1.12  10,450,813         10.04 1.40 - 2.60 (32.56) - (31.80)
                                  2007  13,236,960  1.06 - 1.65  18,636,640          6.73 1.40 - 2.60   (4.92) - (1.44)
LMPVIT Western Asset              2011  66,903,303  1.33 - 2.36 113,968,018          7.96 0.30 - 2.70    (0.29) - 2.07
  Variable High Income            2010  85,709,100  1.32 - 2.33 144,770,864          9.24 0.30 - 2.70    13.47 - 16.27
  Subaccount                      2009 102,925,900  1.16 - 2.02 151,238,219         11.51 0.30 - 2.70    55.73 - 59.42
                                  2008 123,565,072  0.74 - 1.28 115,143,440         10.18 0.30 - 2.70 (31.84) - (30.18)
                                  2007 159,566,246  1.07 - 1.85 215,408,851          8.20 0.30 - 2.70    (2.40) - 0.97
MIST American Funds               2011   1,843,499  0.96 - 0.99   1,813,962          1.36 0.30 - 1.30   (3.33) - (2.36)
  Balanced Allocation Subaccount  2010   2,241,816  0.99 - 1.02   2,255,436          0.76 0.30 - 1.30    10.71 - 11.86
  (Commenced 4/28/2008)           2009   1,066,350  0.90 - 0.91     966,059            -- 0.30 - 1.30    27.64 - 28.85
                                  2008     460,585  0.70 - 0.71     324,976          9.23 0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth        2011   1,580,396  0.89 - 0.92   1,437,020          1.16 0.30 - 1.30   (6.04) - (4.95)
  Allocation Subaccount           2010   2,314,410  0.94 - 0.97   2,214,066          0.55 0.30 - 1.30    12.11 - 13.07
  (Commenced 4/28/2008)           2009     860,371  0.84 - 0.86     733,008            -- 0.30 - 1.30    32.18 - 33.70
                                  2008     361,073         0.64     231,081          8.34 0.30 - 1.30 (36.32) - (35.88)
MIST American Funds               2011   1,316,789  1.01 - 1.04   1,349,864          1.52 0.30 - 1.30   (1.08) - (0.10)
  Moderate Allocation Subaccount  2010   1,184,260  1.02 - 1.04   1,220,961          1.32 0.30 - 1.30      8.54 - 9.55
  (Commenced 4/28/2008)           2009     664,781  0.94 - 0.95     628,194            -- 0.30 - 1.30    21.85 - 22.97
                                  2008     127,658  0.77 - 0.78      98,733          6.60 0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth          2011  11,843,633 1.12 - 21.59 240,466,589          1.53 1.00 - 1.65    (0.27) - 0.37
  and Income Subaccount           2010  13,146,573 1.12 - 21.51 266,748,724          1.45 1.00 - 1.65    11.78 - 12.58
                                  2009  14,486,682 1.00 - 19.11 261,765,961          2.26 1.00 - 1.65    20.00 - 20.68
                                  2008  15,925,617 0.84 - 15.83 239,145,150          1.44 1.00 - 1.65 (37.92) - (37.50)
                                  2007  18,277,607 1.35 - 25.33 440,328,684          0.87 1.00 - 1.65      6.07 - 6.77

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST BlackRock High Yield      2011  62,492,572 1.17 - 7.66 132,699,654          6.91 0.19 - 2.75    (0.43) - 2.32
  Subaccount                   2010  72,671,332 1.18 - 7.56 150,232,781          5.46 0.19 - 2.75    12.17 - 15.88
                               2009  52,060,128 1.10 - 6.58 105,877,776          5.75 0.19 - 2.65    42.84 - 46.92
                               2008  55,599,982 0.77 - 4.52  78,057,547          7.33 0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456 1.13 - 6.04 120,841,696          5.94 0.19 - 2.64    (3.27) - 2.16
MIST BlackRock Large Cap       2011  46,368,859 0.78 - 1.43  46,041,512          1.01 0.30 - 2.75   (2.48) - (0.08)
  Core Subaccount              2010  54,907,593 0.79 - 1.45  54,941,051          1.24 0.30 - 2.75     9.44 - 12.18
                               2009  63,249,054 0.71 - 1.31  56,574,643          1.44 0.30 - 2.75    15.99 - 18.86
                               2008  71,441,239 0.61 - 1.12  54,264,589          0.59 0.30 - 2.75 (39.06) - (37.48)
                               2007  85,113,395 0.98 - 1.83 104,311,222          0.71 0.30 - 2.70    (2.36) - 5.26
MIST Clarion Global Real       2011  77,408,843 0.79 - 2.11  69,888,004          4.13 0.30 - 2.65   (8.05) - (5.57)
  Estate Subaccount            2010  89,036,157 0.85 - 2.26  86,851,730          8.52 0.30 - 2.75    13.07 - 15.96
                               2009  98,568,292 0.75 - 1.98  84,648,075          3.61 0.30 - 2.75    31.31 - 34.81
                               2008 105,420,478 0.57 - 1.49  68,580,445          2.12 0.30 - 2.75 (43.20) - (41.78)
                               2007 124,374,407 1.00 - 2.59 140,702,795          1.01 0.30 - 2.75  (24.83) - (2.70)
MIST Dreman Small Cap Value    2011   9,341,233 1.03 - 1.62  11,958,752          1.79 0.00 - 2.70 (12.47) - (10.14)
  Subaccount                   2010  11,051,153 1.16 - 1.53  15,942,525          0.88 0.30 - 2.70    16.33 - 19.24
                               2009  11,126,251 0.98 - 1.30  13,676,299          0.92 0.30 - 2.70    25.72 - 28.66
                               2008  11,190,143 0.77 - 1.02  10,817,418          0.75 0.30 - 2.70 (27.24) - (25.45)
                               2007  10,129,896 1.05 - 1.38  13,308,156            -- 0.30 - 2.70  (11.59) - (1.49)
MIST Harris Oakmark            2011  49,035,319 0.95 - 1.85  63,201,065          0.03 0.00 - 2.70 (16.26) - (14.01)
  International Subaccount     2010  59,047,438 1.13 - 2.05  89,505,876          2.13 0.30 - 2.70    13.54 - 16.31
                               2009  65,954,572 0.99 - 1.79  86,620,909          8.30 0.30 - 2.70    51.28 - 55.03
                               2008  73,645,655 0.65 - 1.17  62,788,056          2.06 0.30 - 2.70 (42.32) - (40.90)
                               2007  89,021,152 1.11 - 2.01 130,584,087          0.94 0.29 - 2.69  (11.52) - (1.45)
MIST Invesco Small Cap         2011   8,619,870 1.08 - 1.92  12,577,822            -- 0.30 - 2.70   (3.66) - (1.17)
  Growth Subaccount            2010   8,936,088 1.12 - 1.97  13,490,846            -- 0.30 - 2.70    16.36 - 26.09
                               2009   7,370,837 0.91 - 1.17   8,271,522            -- 0.30 - 2.70    30.71 - 33.87
                               2008   6,688,902 0.69 - 0.88   5,665,418            -- 0.30 - 2.70 (40.29) - (38.81)
                               2007   4,965,688 1.13 - 1.46   6,946,984            -- 0.30 - 2.70   (7.16) - 10.77
MIST Janus Forty Subaccount    2011 112,073,709 0.68 - 7.09 460,047,500          1.83 0.30 - 2.60   (9.72) - (7.57)
                               2010 130,954,529 0.74 - 7.75 563,298,004          1.83 0.30 - 2.75      6.69 - 9.36
                               2009 178,453,861 0.69 - 7.16 617,906,720            -- 0.30 - 2.75    39.33 - 42.78
                               2008 184,741,781 0.49 - 5.06 456,343,114          6.04 0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259 0.86 - 8.81 845,500,235          0.17 0.30 - 2.75   (0.95) - 30.11
MIST Lazard Mid Cap Subaccount 2011  50,098,545 0.95 - 2.52  78,292,549          0.91 0.30 - 2.65   (7.80) - (5.41)
  (Commenced 4/30/2007)        2010  55,785,950 1.03 - 2.68  94,335,966          1.07 0.30 - 2.65    19.63 - 22.86
                               2009  64,642,037 0.86 - 2.19  90,411,267          1.37 0.30 - 2.65    33.13 - 36.70
                               2008  69,717,278 0.64 - 1.60  72,983,686          0.08 0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059 1.06 - 1.16   6,737,323            -- 0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge    2011   4,640,959 0.59 - 0.87   2,996,585            -- 0.30 - 2.60   (10.09) - 3.32
  Aggressive Growth Subaccount 2010     243,732 0.76 - 0.84     194,775            -- 0.30 - 1.30    22.08 - 23.43
  (Commenced 4/28/2008)        2009     206,409 0.63 - 0.68     138,656            -- 0.30 - 1.30    31.30 - 32.62
                               2008     103,980 0.49 - 0.52      52,646            -- 0.30 - 0.90 (36.79) - (36.53)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                ---------------------------------- ---------------------------------------------
                                                                                  EXPENSE(2)         TOTAL(3)
                                            UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                             LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                ---------- ----------- ----------- ------------- ----------- -------------------
MIST Loomis Sayles Global  2011 30,124,440 1.69 - 5.08 150,849,568          2.53 0.60 - 1.65   (2.88) - (1.85)
  Markets Subaccount       2010 33,062,109 1.74 - 5.21 169,859,208          3.48 0.30 - 1.65    20.39 - 22.05
  (Commenced 4/30/2007)    2009 43,268,117 1.44 - 4.31 166,789,133          2.44 0.30 - 1.65    38.65 - 40.52
                           2008 46,805,268 1.04 - 3.10 129,910,023          5.05 0.30 - 1.65 (40.09) - (39.26)
                           2007 52,358,564 1.73 - 5.15 243,698,087            -- 0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond      2011 32,502,638 1.40 - 2.30  57,917,544          6.33 0.30 - 2.65      2.07 - 4.56
  Debenture Subaccount     2010 40,480,659 1.37 - 2.22  69,771,604          6.51 0.30 - 2.65    10.20 - 12.86
                           2009 45,437,764 1.25 - 1.98  70,758,842          7.78 0.30 - 2.65    33.50 - 36.72
                           2008 50,357,034 0.94 - 1.46  58,397,632          4.53 0.30 - 2.65 (20.53) - (18.67)
                           2007 60,470,520 1.18 - 1.81  88,568,023          5.47 0.30 - 2.65      1.31 - 6.16
MIST Lord Abbett Mid Cap   2011 48,643,274 0.88 - 1.30  45,537,282          0.55 0.30 - 2.70   (6.21) - (4.00)
  Value Subaccount         2010 59,583,746 0.93 - 1.35  59,037,980          0.62 0.30 - 2.70    22.09 - 25.23
                           2009 70,579,098 0.77 - 1.08  56,795,766          2.21 0.30 - 2.70    23.15 - 26.08
                           2008 80,119,831 0.62 - 0.86  51,848,646          0.58 0.30 - 2.75 (40.44) - (38.93)
                           2007 94,328,307 1.04 - 1.40 101,596,400          0.06 0.30 - 2.75  (11.39) - (0.56)
MIST Met/Eaton Vance       2011  1,214,850 1.01 - 1.02   1,239,402          1.64 1.70 - 2.60    (0.59) - 0.29
  Floating Rate Subaccount 2010    711,474 1.01 - 1.02     725,074            -- 1.70 - 2.60      1.44 - 2.04
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual   2011  1,093,751 0.84 - 0.86     933,129          2.91 1.70 - 2.50   (3.01) - (2.27)
  Shares Subaccount        2010    849,530 0.87 - 0.88     745,697            -- 1.70 - 2.35      8.38 - 9.15
  (Commenced 4/28/2008)    2009    658,147 0.80 - 0.81     530,058            -- 1.70 - 2.35    21.95 - 22.76
                           2008    386,422        0.66     254,151         10.69 1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth  2011 45,862,165 0.83 - 1.33  44,468,910          0.95 1.30 - 2.60   (9.26) - (8.07)
  Subaccount               2010 31,582,017 0.91 - 1.45  36,594,907            -- 1.30 - 2.60    10.07 - 11.55
  (Commenced 5/3/2010)
MIST MetLife Aggressive    2011 54,062,263 0.81 - 1.51  49,596,505            -- 0.30 - 2.55 (15.03) - (13.69)
  Strategy Subaccount
  (Commenced 5/2/2011)
MIST MetLife Balanced      2011 19,472,712 1.00 - 1.16  21,835,599          1.59 1.55 - 2.65   (4.22) - (3.18)
  Strategy Subaccount      2010 21,057,825 1.05 - 1.20  24,508,815          2.15 1.55 - 2.65    10.62 - 11.78
  (Commenced 5/4/2009)     2009 23,223,388 0.94 - 1.07  24,265,282            -- 1.55 - 2.65    22.33 - 23.27
MIST MetLife Growth        2011 16,695,645 0.99 - 1.17  18,833,183          1.52 1.55 - 2.55   (6.32) - (5.36)
  Strategy Subaccount      2010 18,635,211 1.06 - 1.23  22,297,948          1.78 1.55 - 2.55    12.60 - 13.67
  (Commenced 5/4/2009)     2009 22,113,186 0.94 - 1.08  23,350,459            -- 1.55 - 2.55    26.14 - 27.11
MIST MetLife Moderate      2011 12,096,560 1.06 - 1.21  14,146,314          1.72 1.55 - 2.55   (2.66) - (1.62)
  Strategy Subaccount      2010 13,603,309 1.09 - 1.23  16,268,189          2.50 1.55 - 2.55     9.64 - 10.60
  (Commenced 5/4/2009)     2009 13,266,871 1.00 - 1.11  14,418,041            -- 1.55 - 2.55    20.11 - 20.98
MIST MFS Emerging Markets  2011 32,814,639 1.22 - 3.09  74,236,005          1.55 0.30 - 2.70 (20.90) - (18.66)
  Equity Subaccount        2010 40,055,591 1.54 - 3.88 113,623,154          1.14 0.30 - 2.75    20.34 - 23.67
  (Commenced 4/30/2007)    2009 45,575,766 1.28 - 3.20 106,330,059          1.85 0.30 - 2.75    64.38 - 68.59
                           2008 49,186,008 0.78 - 1.93  69,356,966          0.98 0.30 - 2.75   (58.76) - 0.58
                           2007 22,838,831 2.03 - 4.09  69,677,937            -- 0.30 - 2.65     0.00 - 26.05

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MIST MFS Research            2011  77,589,499 0.98 - 1.72  99,020,711          1.25 0.30 - 2.65 (19.52) - (10.93)
  International Subaccount   2010  48,036,599 1.13 - 1.98  71,851,431          1.78 0.30 - 2.65     8.52 - 11.02
                             2009  57,249,025 1.04 - 1.81  77,964,871          3.25 0.30 - 2.65    28.09 - 31.20
                             2008  65,026,844 0.81 - 1.40  68,048,654          1.70 0.30 - 2.65 (44.56) - (42.53)
                             2007  57,544,188 1.44 - 2.47 102,336,302          0.15 0.30 - 2.60   (3.39) - 11.36
MIST Morgan Stanley Mid Cap  2011   9,246,133 0.89 - 2.43  12,904,996          0.71 0.30 - 2.60   (9.32) - (7.19)
  Growth Subaccount          2010  11,758,200 0.97 - 2.66  18,023,005          0.12 0.30 - 2.60    28.69 - 31.65
                             2009  15,136,307 0.75 - 2.05  17,892,218          0.01 0.30 - 2.60    53.24 - 56.78
                             2008  16,241,619 0.49 - 1.32  12,604,861          0.43 0.30 - 2.60 (49.06) - (47.29)
                             2007   3,986,582 1.31 - 1.34   5,299,998            -- 1.70 - 2.60   (7.20) - 21.34
MIST Oppenheimer Capital     2011 331,598,308 0.82 - 0.95 284,007,034          0.33 0.30 - 2.65   (3.89) - (1.25)
  Appreciation Subaccount    2010 370,415,704 0.84 - 0.96 324,669,577          0.67 0.30 - 2.65      6.57 - 9.34
                             2009 431,970,938 0.78 - 0.88 351,416,197            -- 0.30 - 2.65    39.93 - 43.70
                             2008 458,261,491 0.55 - 0.61 261,896,842          0.31 0.30 - 2.65 (47.40) - (45.98)
                             2007  26,945,381 1.11 - 1.14  30,451,362            -- 1.40 - 2.65   (3.52) - 12.69
MIST PIMCO Inflation         2011  81,257,553 1.25 - 1.55 115,644,635          1.81 0.00 - 2.75     8.31 - 11.45
  Protected Bond Subaccount  2010  84,809,882 1.15 - 1.41 110,311,164          2.54 0.30 - 2.75      5.00 - 7.67
                             2009  85,594,721 1.09 - 1.32 104,939,462          3.81 0.30 - 2.75    14.94 - 18.00
                             2008  84,875,080 0.95 - 1.13  89,827,203          3.82 0.30 - 2.70   (9.46) - (7.14)
                             2007  73,914,152 1.04 - 1.23  86,351,508          0.17 0.80 - 2.70     0.00 - 10.15
MIST PIMCO Total Return      2011 260,102,976 1.28 - 1.90 397,228,650          2.63 0.30 - 2.75    (1.23) - 2.81
  Subaccount                 2010 285,034,968 1.28 - 1.85 430,615,868          3.67 0.30 - 2.70      5.25 - 7.89
                             2009 309,041,939 1.21 - 1.72 437,011,528          0.57 0.30 - 2.70    10.87 - 16.13
                             2008  20,657,165 1.06 - 1.09  22,251,150          3.60 1.70 - 2.60   (2.22) - (1.36)
                             2007  17,237,540 1.08 - 1.10  18,856,207          3.31 1.70 - 2.60      4.86 - 5.77
MIST Pioneer Fund Subaccount 2011  43,521,716 0.83 - 1.83  60,273,626          0.93 0.30 - 2.65  (12.60) - (4.78)
                             2010  30,744,777 0.89 - 1.94  48,832,317          0.94 0.30 - 2.60    13.24 - 15.84
                             2009  35,071,315 0.78 - 1.69  48,615,076          1.01 0.30 - 2.60    20.72 - 26.30
                             2008  16,387,552 0.68 - 1.38  18,839,100          1.12 0.30 - 2.60 (34.56) - (32.98)
                             2007  18,642,832 1.03 - 2.08  32,327,745          0.89 0.30 - 2.60    (1.73) - 4.65
MIST Pioneer Strategic       2011 134,759,531 1.28 - 2.72 224,047,122          4.80 0.30 - 2.85      0.55 - 3.36
  Income Subaccount          2010 163,592,465 1.28 - 2.66 266,557,264          5.15 0.30 - 2.75     8.94 - 11.80
                             2009 167,562,465 1.17 - 2.40 249,602,835          4.51 0.30 - 2.75    22.59 - 32.67
                             2008 132,562,461 0.95 - 1.82 156,083,247          6.69 0.30 - 2.70 (14.11) - (10.96)
                             2007 137,915,159 1.09 - 2.07 187,183,787          0.68 0.30 - 2.70    (0.25) - 6.25
MIST RCM Technology          2011  10,508,349 0.42 - 1.80   8,570,794            -- 1.40 - 2.65 (19.68) - (11.36)
  Subaccount                 2010   1,999,423 1.14 - 1.42   2,724,803            -- 1.55 - 2.65    23.05 - 24.41
  (Commenced 5/3/2010)
MIST SSgA Growth and Income  2011 102,294,878        1.15 117,213,928          1.76        1.25            (0.17)
  ETF Subaccount             2010 110,185,544        1.15 126,498,036          1.37        1.25            10.81
                             2009 118,121,815        1.04 122,341,279          2.14        1.25            23.33
                             2008 130,577,256        0.84 109,653,164          1.90        1.25           (25.99)
                             2007 147,441,601        1.14 167,304,437            --        1.25             4.13

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST SSgA Growth ETF           2011 133,087,707        1.06 141,546,856          1.62        1.25            (3.27)
  Subaccount                   2010 142,607,091        1.10 156,916,020          1.53        1.25            12.70
                               2009 151,971,206        0.98 148,328,139          1.93        1.25            27.42
                               2008 161,274,026        0.77 123,461,622          1.56        1.25           (33.74)
                               2007 175,301,265        1.16 202,730,917            --        1.25             4.24
MIST T. Rowe Price Large       2011 128,584,761 0.82 - 4.97 117,195,273          0.65 0.30 - 2.70   (6.61) - (4.26)
  Cap Value Subaccount         2010 153,267,618 0.88 - 5.23 148,207,202          1.06 0.30 - 2.70    13.90 - 16.69
                               2009 178,302,083 0.77 - 4.00 149,934,901          2.27 0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476 0.67 - 3.43 145,054,521          1.55 0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828 1.08 - 1.41 267,772,267          0.68 0.05 - 2.70    (2.62) - 3.32
MIST T. Rowe Price Mid Cap     2011   2,874,302 0.89 - 1.59   3,490,853            -- 1.55 - 2.65   (4.25) - (3.18)
  Growth Subaccount            2010   2,637,941 0.93 - 1.64   3,627,883            -- 1.55 - 2.65    24.40 - 25.73
  (Commenced 4/28/2008)        2009   2,174,650 0.76 - 1.30   2,536,266            -- 1.55 - 2.65    29.50 - 43.23
                               2008   1,198,311 0.76 - 0.91   1,061,661            -- 1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap    2011 102,729,374 0.84 - 2.22 125,154,359          1.07 0.30 - 2.70  (16.37) - (9.27)
  Value Subaccount             2010 118,085,929 0.95 - 1.91 155,522,778          1.21 0.30 - 2.70    16.75 - 19.59
                               2009 135,415,681 0.81 - 1.62 149,634,615          1.19 0.30 - 2.70    23.10 - 26.11
                               2008 150,325,118 0.66 - 1.30 132,190,608          0.77 0.30 - 2.70 (31.74) - (30.08)
                               2007 177,121,221 0.96 - 1.88 223,905,276          0.36 0.30 - 2.70  (10.65) - (3.56)
MIST Turner Mid Cap Growth     2011   1,652,474 1.20 - 1.56   2,427,483            -- 1.55 - 2.65   (9.85) - (8.85)
  Subaccount                   2010   1,767,559 1.33 - 1.72   2,845,882            -- 1.55 - 2.65    23.84 - 25.24
  (Commenced 4/28/2008)        2009   2,403,026 1.07 - 1.37   3,118,333            -- 1.55 - 2.65    43.39 - 44.93
                               2008   2,586,292 0.75 - 0.95   2,331,082            -- 1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock       2011 137,929,311 0.90 - 1.54 168,446,892          1.19 0.30 - 2.75   (4.15) - (1.73)
  Subaccount                   2010 178,757,353 0.93 - 1.57 225,341,481          1.58 0.30 - 2.75    11.79 - 14.51
                               2009 212,159,391 0.83 - 1.37 237,036,843          0.01 0.30 - 2.75    23.19 - 31.15
                               2008     938,859 0.68 - 0.70     648,344          2.17 1.70 - 2.60 (37.55) - (37.01)
                               2007   1,286,953 1.08 - 1.11   1,416,028          1.48 1.70 - 2.60   (5.41) - (4.08)
Morgan Stanley Multi Cap       2011     683,491 1.29 - 1.63   1,037,271            -- 1.60 - 2.60   (9.30) - (8.48)
  Growth Subaccount            2010     877,893 1.40 - 1.78   1,463,366            -- 1.60 - 2.60    24.13 - 25.44
                               2009     921,618 1.13 - 1.42   1,228,624          0.12 1.60 - 2.60    66.53 - 68.13
                               2008     938,169 0.68 - 0.84     753,390          0.17 1.60 - 2.60 (49.11) - (48.57)
                               2007   1,543,165 1.33 - 1.64   2,443,108          0.16 1.60 - 2.60    16.12 - 17.30
MSF Barclays Capital Aggregate 2011  45,268,185 1.31 - 2.49 103,893,632          3.57 0.30 - 1.40      5.99 - 7.17
  Bond Index Subaccount        2010  51,647,712 1.24 - 2.35 111,235,771          3.84 0.30 - 1.40      4.57 - 5.75
  (Commenced 11/12/2007)       2009  62,894,452 1.18 - 2.24 124,909,151          6.40 0.30 - 1.40      3.69 - 4.85
                               2008  71,329,220 1.14 - 2.16 135,715,355          4.71 0.30 - 1.40      4.50 - 5.66
                               2007  85,048,945 1.09 - 2.06 154,016,372            -- 0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive       2011  95,805,405 0.57 - 1.57  90,389,497          0.22 0.30 - 2.70   (5.78) - (3.37)
  Growth Subaccount            2010 116,770,017 0.60 - 1.66 114,976,088            -- 0.30 - 2.70    12.16 - 14.83
                               2009 136,340,583 0.53 - 1.46 118,461,145          0.07 0.30 - 2.70    45.36 - 48.77
                               2008 154,809,818 0.36 - 1.00  91,555,768            -- 0.30 - 2.70 (47.24) - (45.92)
                               2007 185,128,306 0.68 - 1.87 206,830,312            -- 0.30 - 2.70   (0.56) - 19.69

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MSF BlackRock Bond Income      2011 185,391,674 1.06 - 2.03 250,881,660          3.98 0.30 - 2.75      3.53 - 6.25
  Subaccount                   2010 225,736,980 1.02 - 1.93 291,924,540          3.97 0.30 - 2.75      5.26 - 8.01
                               2009 254,242,025 0.97 - 1.81 310,155,879          6.84 0.30 - 2.75      5.70 - 9.11
                               2008 265,533,848 0.91 - 1.67 305,259,676          5.16 0.30 - 2.75   (9.43) - (3.72)
                               2007 316,222,898 1.04 - 1.75 388,189,298          3.22 0.30 - 2.70      1.11 - 6.01
MSF BlackRock Diversified      2011 105,534,840 1.05 - 2.53 241,546,529          2.45 0.30 - 2.65      0.87 - 3.44
  Subaccount                   2010 118,061,128 1.04 - 2.46 263,504,413          1.96 0.30 - 2.65      6.47 - 9.35
  (Commenced 4/30/2007)        2009 141,009,077 0.97 - 5.48 281,893,639          2.89 0.30 - 2.65    13.92 - 18.94
                               2008  68,632,597 0.86 - 1.96 122,906,726          2.82 0.30 - 2.65 (26.08) - (23.80)
                               2007  72,810,413 1.19 - 2.65 182,396,183            -- 0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap        2011  13,528,382 0.83 - 1.24  15,175,781          0.93 0.30 - 2.65    (0.64) - 1.81
  Value Subaccount             2010  15,747,692 0.84 - 1.21  17,609,264          0.86 0.30 - 2.65      6.10 - 8.59
  (Commenced 4/28/2008)        2009  18,388,146 0.79 - 1.12  19,257,470          1.36 0.30 - 2.65     8.19 - 10.69
                               2008  18,738,894 0.73 - 1.01  17,997,131            -- 0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large     2011 197,272,481 0.63 - 3.03 206,180,160          0.19 0.30 - 2.70  (11.49) - (9.26)
  Cap Growth Subaccount        2010 232,943,584 0.71 - 3.37 268,487,543          0.24 0.30 - 2.75    16.47 - 19.49
  (Commenced 4/28/2008)        2009 278,436,667 0.60 - 2.85 269,927,201            -- 0.30 - 2.75    28.38 - 30.51
                               2008       8,268        2.34      19,311            --        0.30           (34.82)
MSF BlackRock Money Market     2011 355,598,094 0.94 - 1.81 396,781,383            -- 0.30 - 2.85   (2.74) - (0.26)
  Subaccount                   2010 390,620,368 0.97 - 1.84 442,249,891          0.01 0.30 - 2.75    (2.77) - 0.55
                               2009 292,409,144 1.00 - 1.87 335,600,209          0.45 0.30 - 2.75    (2.34) - 0.09
                               2008 380,710,006 1.02 - 1.89 441,091,140          2.77 0.30 - 2.90    (0.10) - 3.28
                               2007 296,236,103 1.02 - 1.30 335,896,555          4.94 0.30 - 2.90      0.29 - 4.42
MSF Davis Venture Value        2011  96,387,852 0.85 - 1.46 110,626,783          0.48 0.30 - 2.70  (12.22) - (4.37)
  Subaccount                   2010  39,290,500 0.90 - 1.34  46,053,005          0.99 0.30 - 2.75     8.80 - 11.64
  (Commenced 4/28/2008)        2009  46,272,413 0.82 - 1.22  49,036,833          1.55 0.30 - 2.75    28.12 - 31.64
                               2008  50,458,028 0.63 - 0.94  41,210,080            -- 0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders           2011  63,384,285 0.81 - 1.56  75,345,632          1.05 0.30 - 2.65   (8.80) - (6.57)
  Subaccount                   2010  77,016,714 0.88 - 1.68  99,325,424          1.56 0.30 - 2.65    11.26 - 14.05
                               2009  90,780,311 0.79 - 1.49 103,755,815          2.82 0.30 - 2.65    18.31 - 21.34
                               2008 105,348,325 0.66 - 1.24 100,762,189          1.84 0.30 - 2.65 (40.60) - (39.17)
                               2007 122,428,834 1.11 - 2.07 196,125,953          0.85 0.30 - 2.65    (5.58) - 3.43
MSF Jennison Growth Subaccount 2011  60,489,570 0.53 - 1.48  43,819,251          0.11 0.30 - 2.60   (2.35) - (0.07)
  (Commenced 4/28/2008)        2010  76,713,717 0.54 - 1.50  56,595,399          0.46 0.30 - 2.60     8.51 - 10.94
                               2009  92,196,381 0.49 - 1.37  61,763,702          0.04 0.30 - 2.60    36.00 - 39.13
                               2008 110,066,602 0.36 - 1.00  52,990,327            -- 0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap    2011     421,875 2.86 - 3.35   1,346,982            -- 1.70 - 2.60   (2.22) - (1.35)
  Core Subaccount              2010     192,214 2.93 - 3.40     628,433            -- 1.70 - 2.60    23.94 - 25.06
  (Commenced 5/4/2009)         2009     123,912 2.40 - 2.72     325,388            -- 1.70 - 2.50    26.14 - 26.77
MSF Met/Artisan Mid Cap        2011     918,844 2.16 - 2.29   2,053,497          0.77 1.40 - 2.10      4.30 - 5.04
  Value Subaccount             2010   1,029,255 2.07 - 2.18   2,194,400            -- 1.40 - 2.10    14.63 - 15.44
  (Commenced 5/3/2010)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------- ------------- ------------- ----------- -------------------
MSF Met/Dimensional              2011      82,833 1.38 - 1.41       115,816          1.88 1.70 - 2.50 (18.35) - (17.63)
  International Small Company    2010      63,743 1.68 - 1.71       108,458          1.23 1.70 - 2.50    19.60 - 20.55
  Subaccount                     2009      53,278 1.41 - 1.42        75,431            -- 1.70 - 2.50    38.45 - 39.18
  (Commenced 5/4/2009)
MSF MetLife Conservative         2011  31,816,365 1.12 - 1.29    37,895,228          2.43 0.30 - 2.70      0.45 - 2.95
  Allocation Subaccount          2010  32,850,961 1.11 - 1.26    38,552,233          3.77 0.30 - 2.70      7.12 - 9.70
                                 2009  30,329,127 1.04 - 1.14    32,861,250          3.10 0.30 - 2.70    17.38 - 20.17
                                 2008  26,245,707 0.89 - 0.95    23,973,280          0.89 0.30 - 2.70 (16.65) - (14.70)
                                 2007  15,892,326 1.07 - 1.12    17,241,806            -- 0.30 - 2.50    (0.09) - 5.28
MSF MetLife Conservative to      2011  75,138,747 1.05 - 1.22    85,251,503          2.07 0.30 - 2.65    (1.60) - 0.75
  Moderate Allocation Subaccount 2010  81,246,395 1.06 - 1.21    92,534,789          3.47 0.30 - 2.65     8.59 - 11.14
                                 2009  86,062,934 0.98 - 1.09    89,073,057          3.32 0.30 - 2.50    20.61 - 23.27
                                 2008  89,863,744 0.82 - 0.88    76,216,690          1.12 0.30 - 2.50 (23.55) - (21.83)
                                 2007  93,106,882 1.07 - 1.13   102,041,214            -- 0.30 - 2.45    (1.10) - 4.55
MSF MetLife Mid Cap Stock        2011   6,867,767        1.10     7,567,180          0.93        1.25            (3.08)
  Index Subaccount               2010   6,949,687        1.14     7,903,300          1.00        1.25            24.67
                                 2009   6,859,089        0.91     6,254,414          1.77        1.25            35.31
                                 2008   6,459,837        0.67     4,353,823          1.37        1.25           (36.95)
                                 2007   5,333,803        1.07     5,703,436          0.72        1.25             6.37
MSF MetLife Moderate             2011 365,836,158 0.96 - 1.13   387,765,148          1.53 0.30 - 2.75   (4.00) - (1.65)
  Allocation Subaccount          2010 393,118,303 1.00 - 1.15   427,765,478          2.63 0.30 - 2.75    10.02 - 12.81
                                 2009 422,006,805 0.91 - 1.02   411,199,938          3.02 0.30 - 2.75    23.17 - 26.14
                                 2008 448,656,252 0.74 - 0.81   349,923,570          0.82 0.30 - 2.75 (30.60) - (28.80)
                                 2007 479,135,478 1.06 - 1.14   530,119,596            -- 0.30 - 2.70    (3.58) - 4.02
MSF MetLife Moderate to          2011 320,193,265 0.89 - 1.05   318,588,616          1.42 0.30 - 2.55   (6.22) - (4.01)
  Aggressive Allocation          2010 343,766,439 0.94 - 1.10   359,791,293          2.21 0.30 - 2.65    11.72 - 14.39
  Subaccount                     2009 385,002,457 0.85 - 0.96   356,369,177          2.58 0.30 - 2.65    25.71 - 28.72
                                 2008 401,062,441 0.67 - 0.75   290,979,056          0.62 0.30 - 2.65 (36.84) - (35.33)
                                 2007 442,105,761 1.07 - 1.15   499,873,765          0.02 0.30 - 2.60    (5.55) - 3.50
MSF MetLife Stock Index          2011 660,304,058 0.78 - 3.51   710,740,551          1.65 0.28 - 3.50    (1.73) - 1.51
  Subaccount                     2010 752,977,742 0.79 - 2.08   807,958,649          1.80 0.28 - 3.50    10.69 - 14.51
                                 2009 956,309,555 0.70 - 1.82   894,068,941          1.48 0.28 - 3.50    22.80 - 28.15
                                 2008 491,992,717 0.56 - 1.45   354,305,788          1.98 0.28 - 2.50 (38.82) - (37.32)
                                 2007 531,845,303 0.90 - 2.32   615,919,014          0.02 0.28 - 1.63    (1.67) - 3.87
MSF MFS Total Return             2011 300,786,307 0.90 - 2.86   499,287,986          2.65 0.30 - 2.75    (0.60) - 1.87
  Subaccount                     2010 365,263,272 0.90 - 2.83   594,788,580          2.94 0.30 - 2.75      6.82 - 9.55
                                 2009 424,517,109 0.85 - 2.61   636,362,549          4.24 0.30 - 2.75    15.10 - 18.01
                                 2008 485,162,845 0.74 - 2.23   625,319,073          3.54 0.30 - 2.90 (24.58) - (22.59)
                                 2007 592,318,130 0.97 - 2.90 1,001,081,924          2.00 0.30 - 2.90    (3.63) - 3.88
MSF MFS Value Subaccount         2011  48,193,344 1.11 - 1.58    63,956,024          1.61 0.30 - 2.70    (1.82) - 0.51
                                 2010  55,157,576 1.12 - 1.60    73,901,755          1.45 0.30 - 2.70     8.31 - 11.16
                                 2009  58,644,242 1.02 - 1.47    71,463,612            -- 0.30 - 2.70    17.51 - 20.39
                                 2008  62,480,214 0.86 - 1.25    64,279,938          1.88 0.30 - 2.70 (34.35) - (31.31)
                                 2007  61,212,759 1.31 - 1.89    95,032,956            -- 0.30 - 2.70    (2.29) - 6.94

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MSF Morgan Stanley EAFE      2011  35,199,957 0.78 - 1.87  56,199,006          2.51 0.30 - 1.60 (13.96) - (12.76)
  Index Subaccount           2010  39,250,929 0.91 - 2.16  72,320,627          2.90 0.30 - 1.60      6.56 - 7.83
                             2009  48,947,939 0.85 - 2.03  81,732,457          4.32 0.30 - 1.60    26.52 - 28.27
                             2008  52,994,262 0.68 - 1.59  69,092,998          3.03 0.30 - 1.60 (42.99) - (42.23)
                             2007  61,113,909 1.18 - 2.79 137,682,866          0.02 0.30 - 1.60    (1.47) - 9.29
MSF Neuberger Berman         2011      12,539 1.57 - 1.64      20,005            -- 1.70 - 2.10   (7.49) - (7.23)
  Genesis Subaccount
  (Commenced 5/2/2011)
MSF Neuberger Berman Mid     2011   9,296,818 1.04 - 2.21  14,451,092          0.81 1.40 - 2.60   (8.87) - (7.68)
  Cap Value Subaccount       2010  11,259,940 1.14 - 2.41  18,962,920          0.86 1.40 - 2.60    23.08 - 24.51
  (Commenced 4/30/2007)      2009  13,067,556 0.92 - 1.59  17,694,207          1.60 1.40 - 2.60    44.25 - 46.12
                             2008  15,069,022 0.64 - 1.09  13,966,556          0.88 1.40 - 2.60 (48.66) - (48.09)
                             2007  18,555,447 1.24 - 2.11  33,318,738            -- 1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global       2011 319,487,588 0.85 - 1.68 301,581,617          1.94 0.30 - 2.70  (10.84) - (8.68)
  Equity Subaccount          2010 355,293,700 0.96 - 1.86 371,423,984          1.52 0.30 - 2.70    12.45 - 16.53
                             2009 410,567,773 0.85 - 1.59 374,398,305          2.51 0.30 - 2.70    36.04 - 40.00
                             2008 448,654,570 0.62 - 1.15 295,841,010          2.07 0.30 - 2.75 (42.21) - (40.55)
                             2007 494,911,133 1.08 - 1.96 557,280,094          1.01 0.30 - 2.75    (3.86) - 6.12
MSF Russell 2000 Index       2011  37,289,119 1.25 - 2.83  93,301,295          1.08 0.30 - 1.65   (5.64) - (4.33)
  Subaccount                 2010  41,489,141 1.33 - 2.99 109,316,701          1.17 0.30 - 1.65    24.90 - 26.48
  (Commenced 4/30/2007)      2009  52,166,793 1.06 - 2.38 102,896,929          2.08 0.30 - 1.65    23.86 - 25.64
                             2008  54,971,926 0.86 - 1.92  87,292,343          1.30 0.30 - 1.65 (34.53) - (33.61)
                             2007  60,356,432 1.31 - 2.92 146,529,196            -- 0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap  2011  37,121,993 0.97 - 1.59  38,361,890            -- 0.30 - 2.65   (3.96) - (1.61)
  Growth Subaccount          2010  45,753,740 1.01 - 1.61  48,700,718          0.07 0.30 - 2.65    13.72 - 16.38
                             2009  53,594,235 0.89 - 1.39  49,610,845          0.34 0.30 - 2.65    39.25 - 42.59
                             2008  59,778,256 0.64 - 0.97  39,237,067          0.29 0.30 - 2.65 (43.53) - (42.18)
                             2007  64,027,839 1.13 - 1.16  73,516,561          0.20 1.17 - 2.60    (2.24) - 7.84
MSF T. Rowe Price Small Cap  2011  71,061,468 1.02 - 2.01  97,794,789            -- 0.30 - 2.65    (1.18) - 1.10
  Growth Subaccount          2010  76,912,938 1.03 - 2.00 105,806,004            -- 0.30 - 2.65    31.04 - 34.21
  (Commenced 4/28/2008)      2009  84,858,983 0.79 - 1.49  87,765,568          0.06 0.30 - 2.65    34.93 - 38.25
                             2008  91,237,701 0.58 - 1.08  69,058,943            -- 0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset            2011  39,676,652 1.11 - 2.65  59,620,518          0.87 1.17 - 2.60      0.69 - 4.89
  Management Strategic Bond  2010   3,494,208 2.29 - 2.52   8,424,280          6.37 1.17 - 1.45    11.08 - 11.45
  Opportunities Subaccount   2009   3,762,287 2.06 - 2.27   8,142,474          6.88 1.17 - 1.45    30.34 - 30.64
                             2008   4,192,426 1.58 - 1.74   6,937,973          4.25 1.17 - 1.45 (16.23) - (15.99)
                             2007   4,659,891 1.89 - 2.07   9,169,920          2.79 1.17 - 1.45      2.50 - 2.78
MSF Western Asset            2011 101,794,264 1.07 - 2.53 148,935,292          1.53 0.15 - 2.45      2.95 - 5.33
  Management U.S. Government 2010 125,335,567 1.04 - 2.42 173,254,111          2.75 0.15 - 2.45      3.23 - 5.63
  Subaccount                 2009 140,576,689 1.00 - 2.31 185,790,047          4.76 0.15 - 2.45      1.78 - 4.15
                             2008 165,146,188 1.01 - 2.24 209,916,401          3.03 0.15 - 2.45   (2.77) - (0.45)
                             2007  85,176,942 1.03 - 2.28 135,725,343          2.75 0.15 - 2.45      0.83 - 4.21

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Pioneer VCT Cullen Value       2011  10,856,888 0.94 - 1.02  10,766,616          0.73 1.50 - 2.75   (6.23) - (5.04)
  Subaccount                   2010  13,452,820 1.01 - 1.07  14,111,087          0.59 1.50 - 2.75      6.31 - 7.64
                               2009  14,948,808 0.94 - 1.00  14,626,585          0.78 1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008 0.84 - 0.87  12,564,364          1.38 1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835 1.27 - 1.32  19,730,517          0.81 1.50 - 2.75    (3.44) - 4.79
Pioneer VCT Emerging           2011   6,504,758 1.39 - 2.69  15,409,987            -- 1.50 - 2.75 (25.68) - (24.74)
  Markets Subaccount           2010   8,376,046 1.86 - 3.58  26,221,434          0.31 1.50 - 2.75    12.48 - 13.89
                               2009   9,315,020 1.65 - 3.15  25,836,006          0.89 1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485 0.97 - 1.84  13,714,981          0.09 1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.38 - 4.47  37,020,827          0.34 1.50 - 2.75     3.09 - 41.66
Pioneer VCT Equity Income      2011  12,775,811 1.13 - 1.60  19,180,928          1.99 1.50 - 2.60      3.05 - 4.17
  Subaccount                   2010  14,712,580 1.09 - 1.53  21,292,601          2.05 1.50 - 2.60    16.21 - 17.49
                               2009  16,094,477 0.91 - 1.31  19,818,006          3.08 1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498 0.82 - 1.17  20,833,195          2.58 1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.20 - 1.70  36,147,512          2.30 1.50 - 2.60   (9.22) - (0.96)
Pioneer VCT Ibbotson Growth    2011 206,818,842 0.93 - 1.11 217,767,479          1.96 1.50 - 2.90   (6.07) - (4.73)
  Allocation Subaccount        2010 221,599,749 0.99 - 1.16 246,699,062          1.91 1.50 - 2.90    11.41 - 13.12
                               2009 235,330,904 0.89 - 1.03 233,598,663          2.51 1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098 0.69 - 0.79 184,451,666          2.24 1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637 1.09 - 1.23 254,649,449          1.01 1.50 - 2.90    (5.52) - 4.06
Pioneer VCT Ibbotson Moderate  2011 107,898,072 0.97 - 1.13 116,552,439          2.52 1.50 - 2.90   (4.91) - (3.49)
  Allocation Subaccount        2010 119,014,176 1.02 - 1.18 134,202,065          2.54 1.50 - 2.90    10.65 - 12.23
                               2009 127,523,679 0.92 - 1.05 129,177,322          3.43 1.50 - 2.90    27.74 - 29.49
                               2008 131,739,676 0.72 - 0.81 103,808,691          2.90 1.50 - 2.90 (33.09) - (32.13)
                               2007 128,084,206 1.08 - 1.19 149,880,953          1.00 1.50 - 2.90    (3.28) - 4.10
Pioneer VCT Mid Cap Value      2011  21,724,375 1.10 - 1.67  32,437,470          0.65 1.40 - 2.75   (8.38) - (7.15)
  Subaccount                   2010  27,106,926 1.21 - 1.80  43,769,962          0.89 1.40 - 2.75    14.65 - 16.27
                               2009  31,686,148 0.95 - 1.55  43,949,273          1.29 1.40 - 2.75    21.93 - 23.45
                               2008  36,082,317 0.77 - 1.26  40,897,724          0.87 1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338 1.19 - 1.93  74,924,012          0.57 1.40 - 2.75      2.45 - 3.86
Pioneer VCT Real Estate Shares 2011   6,712,774 1.34 - 2.19  13,366,638          2.18 1.50 - 2.60      6.90 - 8.11
  Subaccount                   2010   8,080,999 1.24 - 2.03  15,025,737          2.45 1.50 - 2.60    25.25 - 26.68
                               2009   8,382,574 0.96 - 1.60  12,313,902          4.45 1.50 - 2.60    28.17 - 29.57
                               2008   8,720,284 0.75 - 1.24  10,025,395          3.91 1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836 1.24 - 2.04  18,378,703          2.53 1.50 - 2.60  (29.06) - (6.17)
UIF Growth Subaccount          2011   6,391,312 0.82 - 1.72   7,349,810          0.11 1.40 - 2.60   (5.22) - (4.13)
                               2010   7,852,817 0.86 - 1.81   9,543,702          0.12 1.40 - 2.60    19.72 - 21.27
                               2009   9,106,525 0.71 - 1.50   9,168,364            -- 1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955 0.44 - 0.92   6,578,629          0.19 1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589 0.88 - 1.85  16,896,083            -- 1.40 - 2.60   (4.56) - 20.24
UIF U.S. Real Estate           2011  11,698,765 1.31 - 1.36  15,642,002          0.84 1.40 - 1.90      3.96 - 4.46
  Subaccount                   2010  16,338,780 1.26 - 1.30  20,965,294          2.17 1.40 - 1.90    27.45 - 28.11
                               2009  20,079,803 0.99 - 1.01  20,149,396          3.29 1.40 - 1.90    25.92 - 26.59
                               2008  21,716,459 0.79 - 0.80  17,256,470          3.42 1.40 - 1.90 (39.04) - (38.76)
                               2007  25,452,950 1.29 - 1.31  33,106,666          1.14 1.40 - 1.90   (18.65) - 0.00

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                              -------------------------------- ---------------------------------------------
                                                                              EXPENSE(2)         TOTAL(3)
                                         UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                          LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                  UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                              --------- ----------- ---------- ------------- ----------- -------------------
Wells Fargo VT Small Cap 2011 2,074,209 1.36 - 2.09  3,218,582          0.65 0.30 - 1.85   (8.95) - (7.58)
  Value Subaccount       2010 2,391,673 1.48 - 2.27  4,028,620          1.51 0.30 - 1.85    15.16 - 16.95
                         2009 2,853,960 1.28 - 1.95  4,195,513          1.23 0.30 - 1.85    57.11 - 59.59
                         2008 2,939,820 0.81 - 1.22  2,659,523            -- 0.30 - 1.85 (45.53) - (44.70)
                         2007 3,380,492 1.48 - 2.22  5,618,575          0.02 0.30 - 1.85   (9.07) - (1.29)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


     (1)  Statements of Assets and Liabilities as of December 31, 2011



     (2)  Statements of Operations for the year ended December 31, 2011



     (3) Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010


     (4)  Notes to Financial Statements

(b) The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2011 and 2010



     (2) Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1(a).       Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
            Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration
            Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22,
            1995.)

1(b).       Resolution of The MetLife Insurance Company of Connecticut Board of
            Directors, dated March 24, 2008, authorizing the combining of MetLife of CT
            Fund BD III for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to
            Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
            333-152265/811-21262 filed November 21, 2008.)

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement among the Registrant,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective
            Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable
            Annuities to the Registration Statement on Form N-4, File No. 333-152265/811-
            21262 filed on April 8, 2009.)

3(b).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
            MetLife of CT Fund ABD for Variable Annuities to the Registration Statement
            on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)

3(c).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
3(d).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to the Post-Effective
            Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed
            April 7, 2008.) Form of Enterprise Selling Agreement 02-10 (MetLife Investors
            Distribution Company Sales Agreement). (Incorporated herein by reference to
            Exhibit 3(f) to Post-Effective No. 2 to MetLife of CT Separate Account QPN
            for Variable Annuities' Registration Statement on Form N-4, File No. 333-
            156911, filed April 6, 2010.)

4(a).       Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed January 15,
            1999.)

4(b).       Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration
            Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

4(c).       Company Name Change Endorsement The Travelers Insurance Company effective May
            1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
            Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(d).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)

4(e).       Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)

4(f).       403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)).
            (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective
            Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 6, 2010.)

4(g).       401(a)/403(a) Plan Endorsement (L-22492 (5/11)). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 4,
            2012.)

5(a).       Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective
            Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-
            70657, filed September 29, 1999.)

5(b).       Form of Variable Annuity Application. (Incorporated herein by reference to
            Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343 filed April 6, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40199, filed November 13, 1998.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(b) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4 , File No. 033-65343
            filed April 6, 2006.)

6(d).       Certificate of Correction of MetLife Insurance Company of Connecticut.
            (Incorporated herein by reference to Exhibit 6(d) to Post-Effective No. 11 to
            MetLife of CT Separate Account Nine for Variable Annuities' Registration
            Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31,
            2007.)

7(a).       Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April
            15, 2003.)

7(b).       Automatic Reinsurance Agreement between MetLife Insurance Company of
            Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).
            (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment
            No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed
            April 4, 2012.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
7(c).       Automatic Reinsurance Agreement between MetLife Life and Annuity Company of
            Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).
            (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment
            No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed
            April 4, 2012.)

7(d).       Automatic Reinsurance Agreement between Travelers Insurance Company and its
            Subsidiary Travelers Life and Annuity Company and AXA Re Life Insurance
            Company now known as AXA Corporate Solutions Life Reinsurance Company as of
            September 14, 2000 (effective November 1, 1999) and Addendum. (Filed herewith.)

7(d)(i).    Amendment No. 1, Notice Letter of termination of new business, Amendment No.
            2 through 10, Letter Amendment, and Amendment No. 11 through 14 to Automatic
            Reinsurance Agreement between Travelers Insurance Company and its Subsidiary
            Travelers Life and Annuity Company and AXA Corporate Solutions Life
            Reinsurance Company. (Filed herewith.)

8(a).       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT
            Separate Account Nine for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(a)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated August
            31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
            MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(b).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers
            Insurance Company and The Travelers Life and Annuity Company effective
            November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(b)(i).    First Amendment dated May 1, 2009 to the Participation Agreement dated
            November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers,
            LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(b)(ii).   Amendment dated April 30, 2010 to the Participation Agreement dated November
            1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC,
            MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(c).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, American Funds Insurance Series, American Funds
            Distributors, Inc. and Capital Research and Management Company effective
            October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
            and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
            Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(c)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated October
            1, 1999 between American Funds Insurance Series, Capital Research and
            Management Company and MetLife Insurance Company of Connecticut (Incorporated
            herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to
            the Registration Statement on Form N-4, File No. 333-152194, filed April 5,
            2011.)

8(d).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
            Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
            Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
            Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(d)(i).    Amendment No. 5 (effective October 5, 2010) to the Amended and Restated
            Participation Agreement among Franklin Templeton Variable Products Trust,
            Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
            Connecticut and MetLife Investors Distribution Company, effective May 1, 2004 and subsequently amended, effective May 1, 2005 (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 5,
            2011.)

8(d)(ii).   Participation Agreement Addendum effective May 1, 2011 Among Franklin
            Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
            Inc., MetLife Insurance Company of Connecticut and MetLife Investors
            Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii)
            to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven
            for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(e).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
            Amendments to the Participation Agreement (respectively effective July 1,
            2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
            2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(e)(i).    Amendment No. 8 dated May 1, 2011 to the Participation Agreement Among
            MetLife Insurance Company of Connecticut and Janus Aspen Series.
            (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective
            Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-
            21262, filed April 4, 2012.)

8(f).       Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
            Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
            Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
            Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
            Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
            on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(f)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated January
            1, 2009 between Legg Mason Partners Variable Equity trust, Legg Mason
            Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg
            Mason Partners Fund Advisor, LLC and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-
            Effective Amendment No. 3 to the Registration Statement on Form N-4, File No.
            333-152189, filed April 5, 2011.)

8(g).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
            Fund III effective May 1, 2001 and Amendments to the Amended and Restated
            Participation Agreement (respectively effective May 1, 2003, December 8,
            2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
            herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(g)(ii).   Summary Prospectus Agreement among Fidelity Distributors Corporation and
            MetLife Insurance Company of Connecticut, effective April 30, 2010.
            (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152189, filed April 5, 2010.)

8(h)        Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors,
            Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company
            and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31,
            2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c)
            to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(h)(i).    Two Amendments both dated April 30, 2010 to the Participation Agreement dated
            October 1, 2000 by and among AIM Insurance Funds, AIM Distributors, Inc.,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company (Incorporated herein by reference to Exhibit 8(c)(i) and 8(c)(ii) to
            Post-Effective Amendment No. 21 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 5, 2011.)

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9. to Pre-Effective Amendment
            No. 1 to the Registration Statement on Form N-4, File 333-152265/811-21262
            filed November 21, 2008.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. (Filed herewith.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
11.         Not applicable

12.         Not applicable

13.         Power of Attorney authorizing Michele H. Abate, Paul G. Cellupica, Richard S.
            Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L. Saul and Marie C.
            Swift to act as signatory for Michael K. Farrell, Peter M. Carlson, Maria R.
            Morris Robert E. Sollmann, Jr. and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post Effective Amendment No. 2 to the Registration
            Statement on Form N-4, File No. 333-152265, filed April 7, 2010.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Chairman of the Board, President, Chief Executive Officer and
10 Park Avenue                Director
Morristown, NJ 07962

Maria Regina Morris           Director
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven Jeffrey Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas Donald Latrenta      General Counsel
1095 Avenue of the Americas
New York, NY 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036

Robin Lenna                   Executive Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Marlene Beverly Debel         Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

William D. Cammarata          Senior Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

S. Peter Headley              Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                 Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Andrew T. Aoyama              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, NY 10036

Deirdre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

Mark J. Davis                 Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Sebastian J. Janssen          Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Katherine J. Schoos           Vice President
700 Quaker Lane
Warwick, RI 02886

Nan D. Tecotzky               Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Michael F. Tietz              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark H. Wilsmann              Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

                                        6


ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2012, there were 279,953 owners of qualified contracts and 80,224 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuitities).

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest
Tampa, FL 33647

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez               Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
200Park Avenue
40(th) Floor
New York, NY 10166


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $39,198,439             $0               $0                $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910

MetLife, 501 Boylston Street, Boston, MA 02116

MetLife, 1095 Avenue of the Americas, New York, 10036

MetLife, 18210 Crane Nest Dr., Tampa, FL 33647

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Morristown, and state of New Jersey, on this 4th day of April 2012.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April 2012.


         /s/ *MICHAEL K. FARRELL                  Chairman of the Board, President and Chief
---------------------------------------------        Executive Officer
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact

- MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, File Nos.333-152265/811-21262, filed on April 7, 2010.
..

                                  EXHIBIT INDEX


7(d)      Automatic Reinsurance Agreement between TIC, TLAC & AXA

7(d)(i)   Amendments to Automatic Reinsurance Agreement between TIC, TLAC & AXA

10        Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
          Firm